SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 482-8991

Tané T. Tyler, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of January 31, 2018 are attached.

ClearTrack® 2015

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.5%
International Equity Funds - 23.5%
Vanguard FTSE Developed Markets ETF	210,477	$ 9,890,314
Vanguard FTSE Emerging Markets ETF	41,158	2,051,315

		11,941,629

International Fixed Income Fund - 13.9%
Vanguard Total International Bond ETF	130,231	7,040,288

U.S. Equity Funds - 25.8%
Schwab U.S. Large-Cap ETF	124,762	8,397,730
Schwab U.S. REIT ETF	56,863	2,272,246
Schwab U.S. Small-Cap ETF	33,872	2,425,235

		13,095,211

U.S. Fixed Income Funds - 36.3%
iShares Core U.S. Aggregate Bond ETF	131,363	14,200,340
iShares TIPS Bond ETF	21,797	2,465,459
SPDR Bloomberg Barclays High Yield Bond ETF (A)	48,556	1,782,005

		18,447,804

Total Exchange-Traded Funds (Cost $44,722,883)		50,524,932

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (B)	1,802,362	$ 1,802,362

Total Securities Lending Collateral (Cost $1,802,362)		1,802,362

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 0.54% (B), dated 01/31/2018, to be repurchased at $331,884 on 02/01/2018. Collateralized by a U.S. Government Obligation, 3.63%, due 02/15/2021, and with a value of $343,039.	$ 331,879	331,879

Total Repurchase Agreement (Cost $331,879)		331,879

Total Investments (Cost $46,857,124)		52,659,173
Net Other Assets (Liabilities) - (3.7)%		(1,861,702)

Net Assets - 100.0%		$ 50,797,471

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$50,524,932	$—	$—	$50,524,932
Securities Lending Collateral	1,802,362	—	—	1,802,362
Repurchase Agreement	—	331,879	—	331,879

Total Investments	$52,327,294	$331,879	$—	$52,659,173

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $1,763,912. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at January 31, 2018.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

ClearTrack® 2020

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.5%
International Equity Funds - 26.0%
Vanguard FTSE Developed Markets ETF	350,454	$ 16,467,834
Vanguard FTSE Emerging Markets ETF	65,968	3,287,845

		19,755,679

International Fixed Income Fund - 13.8%
Vanguard Total International Bond ETF	194,313	10,504,561

U.S. Equity Funds - 28.9%
Schwab U.S. Large-Cap ETF	222,296	14,962,743
Schwab U.S. REIT ETF	84,605	3,380,816
Schwab U.S. Small-Cap ETF	50,495	3,615,442

		21,959,001

U.S. Fixed Income Funds - 30.8%
iShares Core U.S. Aggregate Bond ETF	166,644	18,014,216
iShares TIPS Bond ETF	32,495	3,675,510
SPDR Bloomberg Barclays High Yield Bond ETF (A)	45,684	1,676,603

		23,366,329

Total Exchange-Traded Funds (Cost $66,299,515)		75,585,570

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (B)	609,975	$ 609,975

Total Securities Lending Collateral (Cost $609,975)		609,975

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 0.54% (B), dated 01/31/2018, to be repurchased at $489,507 on 02/01/2018. Collateralized by a U.S. Government Obligation, 3.63%, due 02/15/2021, and with a value of $501,365.	$ 489,500	489,500

Total Repurchase Agreement (Cost $489,500)		489,500

Total Investments (Cost $67,398,990)		76,685,045
Net Other Assets (Liabilities) - (0.9)%		(689,508)

Net Assets - 100.0%		$ 75,995,537

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$75,585,570	$—	$—	$75,585,570
Securities Lending Collateral	609,975	—	—	609,975
Repurchase Agreement	—	489,500	—	489,500

Total Investments	$76,195,545	$489,500	$—	$76,685,045

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $596,962. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at January 31, 2018.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

ClearTrack® 2025

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.5%
International Equity Funds - 28.6%
Vanguard FTSE Developed Markets ETF	467,064	$ 21,947,337
Vanguard FTSE Emerging Markets ETF	84,993	4,236,051

		26,183,388

International Fixed Income Funds - 13.7%
iShares JP Morgan USD Emerging Markets Bond ETF	4	462
Vanguard Total International Bond ETF	231,770	12,529,486

		12,529,948

U.S. Equity Funds - 32.3%
Schwab U.S. Large-Cap ETF	312,859	21,058,540
Schwab U.S. REIT ETF	102,168	4,082,633
Schwab U.S. Small-Cap ETF	61,195	4,381,562

		29,522,735

U.S. Fixed Income Funds - 24.9%
iShares Core U.S. Aggregate Bond ETF	162,809	17,599,653
iShares TIPS Bond ETF	38,983	4,409,367
SPDR Bloomberg Barclays High Yield Bond ETF (A)	20,872	766,002

		22,775,022

Total Exchange-Traded Funds (Cost $78,954,269)		91,011,093

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (B)	77,325	$ 77,325

Total Securities Lending Collateral (Cost $77,325)		77,325

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 0.54% (B), dated 01/31/2018, to be repurchased at $517,699 on 02/01/2018. Collateralized by a U.S. Government Obligation, 3.63%, due 02/15/2021, and with a value of $533,031.	$ 517,691	517,691

Total Repurchase Agreement (Cost $517,691)		517,691

Total Investments (Cost $79,549,285)		91,606,109
Net Other Assets (Liabilities) - (0.2)%		(222,221)

Net Assets - 100.0%		$ 91,383,888

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$91,011,093	$—	$—	$91,011,093
Securities Lending Collateral	77,325	—	—	77,325
Repurchase Agreement	—	517,691	—	517,691

Total Investments	$91,088,418	$517,691	$—	$91,606,109

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $75,675. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at January 31, 2018.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

ClearTrack® 2030

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.5%
International Equity Funds - 29.1%
Vanguard FTSE Developed Markets ETF	381,962	$ 17,948,394
Vanguard FTSE Emerging Markets ETF	54,983	2,740,353

		20,688,747

International Fixed Income Funds - 15.2%
iShares JP Morgan USD Emerging Markets Bond ETF	8,783	1,013,207
Vanguard Total International Bond ETF	180,799	9,773,994

		10,787,201

U.S. Equity Funds - 36.9%
Schwab U.S. Large-Cap ETF	293,896	19,782,140
Schwab U.S. REIT ETF (A)	78,727	3,145,931
Schwab U.S. Small-Cap ETF (A)	46,981	3,363,839

		26,291,910

U.S. Fixed Income Funds - 18.3%
iShares Core U.S. Aggregate Bond ETF	85,927	9,288,709
iShares TIPS Bond ETF	30,232	3,419,541
SPDR Bloomberg Barclays High Yield Bond ETF (A)	9,003	330,410

		13,038,660

Total Exchange-Traded Funds (Cost $60,297,880)		70,806,518

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (B)	1,821,075	$ 1,821,075

Total Securities Lending Collateral (Cost $1,821,075)		1,821,075

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 0.54% (B), dated 01/31/2018, to be repurchased at $449,906 on 02/01/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2021, and with a value of $459,341.	$ 449,899	449,899

Total Repurchase Agreement (Cost $449,899)		449,899

Total Investments (Cost $62,568,854)		73,077,492
Net Other Assets (Liabilities) - (2.7)%		(1,920,337)

Net Assets - 100.0%		$ 71,157,155

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$70,806,518	$—	$—	$70,806,518
Securities Lending Collateral	1,821,075	—	—	1,821,075
Repurchase Agreement	—	449,899	—	449,899

Total Investments	$72,627,593	$449,899	$—	$73,077,492

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,779,870. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at January 31, 2018.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

ClearTrack® 2035

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.5%
International Equity Funds - 30.4%
Vanguard FTSE Developed Markets ETF	422,277	$ 19,842,796
Vanguard FTSE Emerging Markets ETF	41,581	2,072,397

		21,915,193

International Fixed Income Funds - 13.9%
iShares JP Morgan USD Emerging Markets Bond ETF (A)	22,037	2,542,188
Vanguard Total International Bond ETF	138,547	7,489,851

		10,032,039

U.S. Equity Funds - 45.1%
Schwab U.S. Large-Cap ETF	380,064	25,582,108
Schwab U.S. REIT ETF	83,501	3,336,700
Schwab U.S. Small-Cap ETF	49,837	3,568,329

		32,487,137

U.S. Fixed Income Funds - 10.1%
iShares Core U.S. Aggregate Bond ETF	61,152	6,610,531
SPDR Bloomberg Barclays High Yield Bond ETF (A)	17,628	646,948

		7,257,479

Total Exchange-Traded Funds (Cost $59,357,096)		71,691,848

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (B)	1,294,737	$ 1,294,737

Total Securities Lending Collateral (Cost $1,294,737)		1,294,737

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 0.54% (B), dated 01/31/2018, to be repurchased at $446,468 on 02/01/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2021, and with a value of $459,341.	$ 446,461	446,461

Total Repurchase Agreement (Cost $446,461)		446,461

Total Investments (Cost $61,098,294)		73,433,046
Net Other Assets (Liabilities) - (1.9)%		(1,359,396)

Net Assets - 100.0%		$ 72,073,650

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$71,691,848	$—	$—	$71,691,848
Securities Lending Collateral	1,294,737	—	—	1,294,737
Repurchase Agreement	—	446,461	—	446,461

Total Investments	$72,986,585	$446,461	$—	$73,433,046

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,267,779. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at January 31, 2018.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

ClearTrack® 2040

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.6%
International Equity Funds - 30.5%
Vanguard FTSE Developed Markets ETF	382,180	$ 17,958,638
Vanguard FTSE Emerging Markets ETF	24,253	1,208,770

		19,167,408

International Fixed Income Funds - 7.6%
iShares JP Morgan USD Emerging Markets Bond ETF	25,506	2,942,372
Vanguard Total International Bond ETF	34,403	1,859,826

		4,802,198

U.S. Equity Funds - 53.8%
Schwab U.S. Large-Cap ETF	414,210	27,880,475
Schwab U.S. REIT ETF	72,095	2,880,916
Schwab U.S. Small-Cap ETF	43,056	3,082,810

		33,844,201

U.S. Fixed Income Funds - 7.7%
iShares Core U.S. Aggregate Bond ETF	33,029	3,570,435
SPDR Bloomberg Barclays High Yield Bond ETF (A)	35,669	1,309,052

		4,879,487

Total Exchange-Traded Funds (Cost $50,556,385)		62,693,294

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (B)	1,324,200	$ 1,324,200

Total Securities Lending Collateral (Cost $1,324,200)		1,324,200

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 0.54% (B), dated 01/31/2018, to be repurchased at $375,747 on 02/01/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2021, and with a value of $387,085.	$ 375,741	375,741

Total Repurchase Agreement (Cost $375,741)		375,741

Total Investments (Cost $52,256,326)		64,393,235
Net Other Assets (Liabilities) - (2.3)%		(1,458,273)

Net Assets - 100.0%		$ 62,934,962

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$62,693,294	$—	$—	$62,693,294
Securities Lending Collateral	1,324,200	—	—	1,324,200
Repurchase Agreement	—	375,741	—	375,741

Total Investments	$64,017,494	$375,741	$—	$64,393,235

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $1,295,950. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at January 31, 2018.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

ClearTrack® 2045

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.6%
International Equity Funds - 30.1%
Vanguard FTSE Developed Markets ETF	234,746	$ 11,030,715
Vanguard FTSE Emerging Markets ETF	25,843	1,288,015

		12,318,730

International Fixed Income Fund - 4.6%
iShares JP Morgan USD Emerging Markets Bond ETF	16,287	1,878,868

U.S. Equity Funds - 62.1%
Schwab U.S. Large-Cap ETF	312,531	21,036,462
Schwab U.S. REIT ETF	45,948	1,836,082
Schwab U.S. Small-Cap ETF	35,955	2,574,378

		25,446,922

U.S. Fixed Income Fund - 2.8%
iShares Core U.S. Aggregate Bond ETF	10,471	1,131,915

Total Exchange-Traded Funds (Cost $31,958,851)		40,776,435

	Principal	Value
REPURCHASE AGREEMENT - 0.8%

Fixed Income Clearing Corp., 0.54% (A), dated 01/31/2018, to be repurchased at $320,083 on 02/01/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2021, and with a value of $330,312.

	$ 320,078	$ 320,078

Total Repurchase Agreement (Cost $320,078)		320,078

Total Investments (Cost $32,278,929)		41,096,513
Net Other Assets (Liabilities) - (0.4)%		(143,599)

Net Assets - 100.0%		$ 40,952,914

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$40,776,435	$—	$—	$40,776,435
Repurchase Agreement	—	320,078	—	320,078

Total Investments	$40,776,435	$320,078	$—	$41,096,513

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at January 31, 2018.
(B)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

ClearTrack® 2050

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.7%
International Equity Funds - 29.6%
Vanguard FTSE Developed Markets ETF	171,251	$ 8,047,084
Vanguard FTSE Emerging Markets ETF	28,439	1,417,400

		9,464,484

International Fixed Income Fund - 3.1%
iShares JP Morgan USD Emerging Markets Bond ETF	8,521	982,983

U.S. Equity Funds - 63.3%
Schwab U.S. Large-Cap ETF	244,340	16,446,525
Schwab U.S. REIT ETF	35,246	1,408,430
Schwab U.S. Small-Cap ETF	32,838	2,351,201

		20,206,156

U.S. Fixed Income Fund - 2.7%
iShares Core U.S. Aggregate Bond ETF	7,936	857,882

Total Exchange-Traded Funds (Cost $24,731,182)		31,511,505

	Principal	Value
REPURCHASE AGREEMENT - 1.7%

Fixed Income Clearing Corp., 0.54% (A), dated 01/31/2018, to be repurchased at $557,630 on 02/01/2018. Collateralized by a U.S. Government Agency Obligation, 0.13%, due 04/15/2020, and with a value of $572,116.

	$ 557,622	$ 557,622

Total Repurchase Agreement (Cost $557,622)		557,622

Total Investments (Cost $25,288,804)		32,069,127
Net Other Assets (Liabilities) - (0.4)%		(134,129)

Net Assets - 100.0%		$ 31,934,998

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$31,511,505	$—	$—	$31,511,505
Repurchase Agreement	—	557,622	—	557,622

Total Investments	$31,511,505	$557,622	$—	$32,069,127

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at January 31, 2018.
(B)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

ClearTrack® 2055

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 92.6%
International Equity Funds - 28.1%
Vanguard FTSE Developed Markets ETF	2,899	$ 136,224
Vanguard FTSE Emerging Markets ETF	480	23,923

		160,147

International Fixed Income Fund - 3.0%
iShares JP Morgan USD Emerging Markets Bond ETF	149	17,189

U.S. Equity Funds - 58.9%
Schwab U.S. Large-Cap ETF	4,053	272,807
Schwab U.S. REIT ETF	609	24,336
Schwab U.S. Small-Cap ETF	550	39,380

		336,523

U.S. Fixed Income Fund - 2.6%
iShares Core U.S. Aggregate Bond ETF	139	15,026

Total Exchange-Traded Funds (Cost $468,417)		528,885

Total Investments (Cost $468,417)		528,885
Net Other Assets (Liabilities) - 7.4%		42,054

Net Assets - 100.0%		$ 570,939

SECURITY VALUATION:

Valuation Inputs (A)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$528,885	$—	$—	$528,885

Total Investments	$528,885	$—	$—	$528,885

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

ClearTrack® 2060

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 92.6%
International Equity Funds - 28.1%
Vanguard FTSE Developed Markets ETF	2,899	$ 136,224
Vanguard FTSE Emerging Markets ETF	480	23,923

		160,147

International Fixed Income Fund - 3.0%
iShares JP Morgan USD Emerging Markets Bond ETF	149	17,189

U.S. Equity Funds - 58.9%
Schwab U.S. Large-Cap ETF	4,053	272,807
Schwab U.S. REIT ETF	609	24,336
Schwab U.S. Small-Cap ETF	550	39,380

		336,523

U.S. Fixed Income Fund - 2.6%
iShares Core U.S. Aggregate Bond ETF	139	15,026

Total Exchange-Traded Funds (Cost $468,411)		528,885

Total Investments (Cost $468,411)		528,885
Net Other Assets (Liabilities) - 7.4%		42,063

Net Assets - 100.0%		$ 570,948

SECURITY VALUATION:

Valuation Inputs (A)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$528,885	$—	$—	$528,885

Total Investments	$528,885	$—	$—	$528,885

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

ClearTrack® Retirement Income

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.7%
International Equity Funds - 16.5%
Vanguard FTSE Developed Markets ETF	263,970	$ 12,403,950
Vanguard FTSE Emerging Markets ETF	60,588	3,019,706

		15,423,656

International Fixed Income Fund - 14.0%
Vanguard Total International Bond ETF	242,986	13,135,823

U.S. Equity Funds - 16.9%
Schwab U.S. Large-Cap ETF	105,484	7,100,128
Schwab U.S. REIT ETF	105,797	4,227,648
Schwab U.S. Small-Cap ETF	63,144	4,521,111

		15,848,887

U.S. Fixed Income Funds - 52.3%
iShares Core U.S. Aggregate Bond ETF	347,104	37,521,942
iShares TIPS Bond ETF	40,635	4,596,225
SPDR Bloomberg Barclays High Yield Bond ETF (A)	184,014	6,753,314

		48,871,481

Total Exchange-Traded Funds (Cost $87,233,033)		93,279,847

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (B)	2,800,912	$ 2,800,912

Total Securities Lending Collateral (Cost $2,800,912)		2,800,912

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 0.54% (B), dated 01/31/2018, to be repurchased at $386,604 on 02/01/2018. Collateralized by a U.S. Government Agency Obligation, 0.13%, due 04/15/2020, and with a value of $398,907.	$ 386,598	386,598

Total Repurchase Agreement (Cost $386,598)		386,598

Total Investments (Cost $90,420,543)		96,467,357
Net Other Assets (Liabilities) - (3.1)%		(2,936,663)

Net Assets - 100.0%		$ 93,530,694

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$93,279,847	$—	$—	$93,279,847
Securities Lending Collateral	2,800,912	—	—	2,800,912
Repurchase Agreement	—	386,598	—	386,598

Total Investments	$96,080,759	$386,598	$—	$96,467,357

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $2,741,160. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at January 31, 2018.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.0%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	7,891	$ 45,518
Transamerica Global Multifactor Macro (E)	1,215,426	11,023,912

		11,069,430

International Equity Funds - 16.3%
Transamerica Developing Markets Equity (E)	3,490,898	46,917,667
Transamerica Emerging Markets Equity (E)	1,923,793	23,527,992
Transamerica International Equity (E)	2,647,154	54,319,606
Transamerica International Equity Opportunities (E)	2,594,773	24,546,554
Transamerica International Small Cap (E)	2,081,799	14,218,690
Transamerica International Small Cap Value (E)	875,912	12,875,911

		176,406,420

International Fixed Income Funds - 8.4%
Transamerica Emerging Markets Debt (E)	4,056,383	45,066,414
Transamerica Inflation Opportunities (E)	4,516,670	45,482,863

		90,549,277

U.S. Alternative Funds - 4.1%
Transamerica Arbitrage Strategy Liquidating Trust (A) (B) (C) (D)	13,251	128,674
Transamerica Event Driven (E)	1,564,132	16,595,436
Transamerica Managed Futures Strategy (E)	3,380,491	27,618,607

		44,342,717

U.S. Equity Funds - 15.7%
Transamerica Capital Growth (E)	998,094	13,354,492
Transamerica Concentrated Growth (E)	723,854	13,130,707
Transamerica Dividend Focused (E)	3,783,065	44,110,541
Transamerica Growth (E)	1,416,122	16,030,498
Transamerica Large Cap Value (E)	2,586,462	33,546,417
Transamerica Mid Cap Value (E)	450,317	7,416,719
Transamerica Mid Cap Value Opportunities (E)	278,580	3,309,536
Transamerica Multi-Cap Growth (E)	1,755,245	14,744,057
Transamerica Small Cap Core (E)	316,321	3,738,912
Transamerica Small Cap Growth (E)	295,274	1,996,049
Transamerica Small Cap Value (E)	311,644	3,764,655
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	1,529	950
Transamerica US Growth (E)	730,394	15,469,738

		170,613,271

U.S. Fixed Income Funds - 53.5%
Transamerica Bond (E)	6,353,121	59,401,680
Transamerica Core Bond (E)	12,988,593	127,547,980
Transamerica Flexible Income (E)	2,323,629	21,540,040
Transamerica Floating Rate (E)	5,052,189	50,420,846
Transamerica Intermediate Bond (E)	9,501,874	95,588,848
Transamerica Short-Term Bond (E)	6,514,323	64,947,804
Transamerica Total Return (E)	15,827,796	160,335,572

		579,782,770

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Mixed Allocation Fund - 1.1%
Transamerica MLP & Energy Income (E)	1,533,546	$ 11,808,302

Total Investment Companies (Cost $1,020,146,539)		1,084,572,187

Total Investments (Cost $1,020,146,539)		1,084,572,187
Net Other Assets (Liabilities) - (0.1)%		(996,035)

Net Assets - 100.0%		$ 1,083,576,152

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,084,397,045	$—	$—	$1,084,397,045

Total	$1,084,397,045	$—	$—	$1,084,397,045

Investment Companies Measured at Net Asset Value (G)				175,142

Total Investments				$1,084,572,187

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Issuer is affiliated with the Fund’s investment manager.
(C)	Illiquid security. At January 31, 2018, the value of such securities amounted to $175,142 or less than 0.1% of the Fund’s net assets.
(D)	Restricted securities. At January 31, 2018, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$81,188	$45,518	0.0	%(H)
Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	132,510	128,674	0.0	(H)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	15,291	950	0.0	(H)

Total			$228,989	$175,142	0.0	%(H)

(E)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(G)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(H)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.6%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	5,149	$ 29,700
Transamerica Global Multifactor Macro (E)	2,805,709	25,447,784

		25,477,484

International Equity Funds - 44.3%
Transamerica Developing Markets Equity (E)	15,453,342	207,692,918
Transamerica Emerging Markets Equity (E)	6,556,771	80,189,307
Transamerica Global Real Estate Securities (E)	334,692	4,816,224
Transamerica International Equity (E)	9,501,830	194,977,558
Transamerica International Equity Opportunities (E)	11,636,974	110,085,775
Transamerica International Small Cap (E)	7,613,444	51,999,825
Transamerica International Small Cap Value (E)	4,060,907	59,695,329

		709,456,936

U.S. Alternative Funds - 4.8%
Transamerica Event Driven (E)	3,173,116	33,666,760
Transamerica Managed Futures Strategy (E)	5,188,953	42,393,744

		76,060,504

U.S. Equity Funds - 45.4%
Transamerica Capital Growth (E)	3,963,076	53,025,952
Transamerica Concentrated Growth (E)	2,872,479	52,106,769
Transamerica Dividend Focused (E)	14,990,112	174,784,706
Transamerica Growth (E)	5,650,107	63,959,214
Transamerica Large Cap Value (E)	10,363,176	134,410,388
Transamerica Mid Cap Value (E)	3,428,030	56,459,646
Transamerica Mid Cap Value Opportunities (E)	1,892,545	22,483,438
Transamerica Multi-Cap Growth (E)	6,884,086	57,826,321
Transamerica Small Cap Core (E)	252,938	2,989,730
Transamerica Small Cap Growth (E)	2,163,508	14,625,317
Transamerica Small Cap Value (E)	2,702,499	32,646,192
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	5,111	3,176
Transamerica US Growth (E)	2,897,877	61,377,027

		726,697,876

U.S. Mixed Allocation Fund - 4.0%
Transamerica MLP & Energy Income (E)	8,315,941	64,032,746

Total Investment Companies (Cost $1,308,902,314)		1,601,725,546

Total Investments (Cost $1,308,902,314)		1,601,725,546
Net Other Assets (Liabilities) - (0.1)%		(1,294,555)

Net Assets - 100.0%		$ 1,600,430,991

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,601,692,670	$—	$—	$1,601,692,670

Total	$1,601,692,670	$—	$—	$1,601,692,670

Investment Companies Measured at Net Asset Value (G)				32,876

Total Investments				$1,601,725,546

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Issuer is affiliated with the Fund’s investment manager.
(C)	Illiquid security. At January 31, 2018, the value of such securities amounted to $32,876 or less than 0.1% of the Fund’s net assets.
(D)	Restricted securities. At January 31, 2018, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$52,975	$29,700	0.0	%(H)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	51,111	3,176	0.0	(H)

Total			$104,086	$32,876	0.0	%(H)

(E)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(G)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(H)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.0%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	34,418	$ 198,533
Transamerica Global Multifactor Macro (E)	2,954,442	26,796,785

		26,995,318

International Equity Funds - 32.7%
Transamerica Developing Markets Equity (E)	17,750,053	238,560,717
Transamerica Emerging Markets Equity (E)	9,239,521	112,999,344
Transamerica Global Real Estate Securities (E)	843,103	12,132,256
Transamerica International Equity (E)	12,904,788	264,806,259
Transamerica International Equity Opportunities (E)	13,056,293	123,512,528
Transamerica International Small Cap (E)	9,543,408	65,181,474
Transamerica International Small Cap Value (E)	5,144,410	75,622,826

		892,815,404

International Fixed Income Funds - 4.2%
Transamerica Emerging Markets Debt (E)	7,433,538	82,586,608
Transamerica Inflation Opportunities (E)	3,165,852	31,880,129

		114,466,737

U.S. Alternative Funds - 4.0%
Transamerica Arbitrage Strategy Liquidating Trust (A) (B) (C) (D)	43,273	420,198
Transamerica Event Driven (E)	3,821,374	40,544,777
Transamerica Managed Futures Strategy (E)	8,300,331	67,813,708

		108,778,683

U.S. Equity Funds - 33.3%
Transamerica Capital Growth (E)	5,009,347	67,025,067
Transamerica Concentrated Growth (E)	3,628,043	65,812,700
Transamerica Dividend Focused (E)	18,941,236	220,854,817
Transamerica Growth (E)	7,141,581	80,842,694
Transamerica Large Cap Value (E)	13,079,728	169,644,070
Transamerica Mid Cap Value (E)	4,659,964	76,749,603
Transamerica Mid Cap Value Opportunities (E)	2,731,221	32,446,906
Transamerica Multi-Cap Growth (E)	8,748,526	73,487,617
Transamerica Small Cap Core (E)	969,303	11,457,166
Transamerica Small Cap Growth (E)	1,521,435	10,284,897
Transamerica Small Cap Value (E)	1,886,415	22,787,895
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	4,660	2,895
Transamerica US Growth (E)	3,659,787	77,514,286

		908,910,613

U.S. Fixed Income Funds - 22.0%
Transamerica Bond (E)	5,116,148	47,835,988
Transamerica Core Bond (E)	14,036,633	137,839,735
Transamerica Flexible Income (E)	3,852,819	35,715,629
Transamerica Floating Rate (E)	6,847,470	68,337,755
Transamerica Intermediate Bond (E)	10,579,253	106,427,289
Transamerica Short-Term Bond (E)	3,658,947	36,479,700
Transamerica Total Return (E)	16,507,170	167,217,627

		599,853,723

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Mixed Allocation Fund - 2.9%
Transamerica MLP & Energy Income (E)	10,317,236	$ 79,442,716

Total Investment Companies (Cost $2,365,356,358)		2,731,263,194

Total Investments (Cost $2,365,356,358)		2,731,263,194
Net Other Assets (Liabilities) - (0.1)%		(2,608,477)

Net Assets - 100.0%		$ 2,728,654,717

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$2,730,641,568	$—	$—	$2,730,641,568

Total	$2,730,641,568	$—	$—	$2,730,641,568

Investment Companies Measured at Net Asset Value (G)				621,626

Total Investments				$2,731,263,194

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Issuer is affiliated with the Fund’s investment manager.
(C)	Illiquid security. At January 31, 2018, the value of such securities amounted to $621,626 or less than 0.1% of the Fund’s net assets.
(D)	Restricted securities. At January 31, 2018, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$354,111	$198,533	0.0	%(H)
Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	432,725	420,198	0.0	(H)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	46,600	2,895	0.0	(H)

Total			$833,436	$621,626	0.0	%(H)

(E)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(G)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(H)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.0%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	21,365	$ 123,238
Transamerica Global Multifactor Macro (E)	2,169,142	19,674,118

		19,797,356

International Equity Funds - 23.0%
Transamerica Developing Markets Equity (E)	9,257,190	124,416,631
Transamerica Emerging Markets Equity (E)	4,462,572	54,577,252
Transamerica International Equity (E)	6,835,205	140,258,414
Transamerica International Equity Opportunities (E)	6,436,633	60,890,548
Transamerica International Small Cap (E)	5,000,239	34,151,632
Transamerica International Small Cap Value (E)	2,537,237	37,297,390

		451,591,867

International Fixed Income Funds - 6.2%
Transamerica Emerging Markets Debt (E)	6,709,116	74,538,275
Transamerica Inflation Opportunities (E)	4,645,918	46,784,398

		121,322,673

U.S. Alternative Funds - 4.0%
Transamerica Arbitrage Strategy Liquidating Trust (A) (B) (C) (D)	28,370	275,484
Transamerica Event Driven (E)	2,798,592	29,693,057
Transamerica Managed Futures Strategy (E)	6,079,770	49,671,719

		79,640,260

U.S. Equity Funds - 23.7%
Transamerica Capital Growth (E)	2,588,261	34,630,935
Transamerica Concentrated Growth (E)	1,874,663	34,006,390
Transamerica Dividend Focused (E)	9,786,292	114,108,162
Transamerica Growth (E)	3,687,667	41,744,394
Transamerica Large Cap Value (E)	6,744,876	87,481,039
Transamerica Mid Cap Value (E)	2,121,279	34,937,467
Transamerica Mid Cap Value Opportunities (E)	1,272,042	15,111,862
Transamerica Multi-Cap Growth (E)	4,526,528	38,022,835
Transamerica Small Cap Core (E)	553,442	6,541,686
Transamerica Small Cap Growth (E)	900,994	6,090,720
Transamerica Small Cap Value (E)	1,108,302	13,388,288
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	2,887	1,794
Transamerica US Growth (E)	1,889,214	40,013,560

		466,079,132

U.S. Fixed Income Funds - 40.2%
Transamerica Bond (E)	7,944,149	74,277,794
Transamerica Core Bond (E)	18,030,701	177,061,488
Transamerica Flexible Income (E)	5,489,460	50,887,293
Transamerica Floating Rate (E)	7,259,875	72,453,551
Transamerica Intermediate Bond (A) (E)	13,419,921	135,004,407
Transamerica Short-Term Bond (E)	6,228,040	62,093,559
Transamerica Total Return (E)	21,636,146	219,174,158

		790,952,250

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Mixed Allocation Fund - 2.0%
Transamerica MLP & Energy Income (E)	5,011,750	$ 38,590,478

Total Investment Companies (Cost $1,779,449,496)		1,967,974,016

Total Investments (Cost $1,779,449,496)		1,967,974,016
Net Other Assets (Liabilities) - (0.1)%		(2,182,309)

Net Assets - 100.0%		$ 1,965,791,707

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,967,573,500	$—	$—	$1,967,573,500

Total	$1,967,573,500	$—	$—	$1,967,573,500

Investment Companies Measured at Net Asset Value (G)				400,516

Total Investments				$1,967,974,016

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Issuer is affiliated with the Fund’s investment manager.
(C)	Illiquid security. At January 31, 2018, the value of such securities amounted to $400,516 or less than 0.1% of the Fund’s net assets.
(D)	Restricted securities. At January 31, 2018, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$219,813	$123,238	0.0	%(H)
Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	283,697	275,484	0.0	(H)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	28,869	1,794	0.0	(H)

Total			$532,379	$400,516	0.0	%(H)

(E)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(G)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(H)	Percentage rounds to less than 0.1% or (0.1)%.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Asset Allocation Intermediate Horizon

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 11.3%
Transamerica International Equity (A)	2,424,450	$ 50,064,901

Money Market Fund - 0.1%
Transamerica Government Money Market (A)	581,006	581,006

U.S. Equity Funds - 39.6%
Transamerica Large Growth (A)	4,987,042	62,936,465
Transamerica Large Value Opportunities (A)	5,285,480	60,201,620
Transamerica Mid Cap Growth (A)	926,343	14,265,675
Transamerica Mid Cap Value Opportunities (A)	1,061,013	12,657,889
Transamerica Small Cap Growth (A)	1,936,373	13,109,247
Transamerica Small Cap Value (A)	1,100,831	13,331,059

		176,501,955

U.S. Fixed Income Funds - 49.1%
Transamerica High Quality Bond (A)	3,592,036	35,525,238
Transamerica High Yield Bond (A)	2,939,385	27,483,250
Transamerica Inflation-Protected Securities (A)	4,969,086	49,641,169
Transamerica Intermediate Bond (A)	10,487,133	105,710,302

		218,359,959

Total Investment Companies (Cost $415,336,747)		445,507,821

Total Investments (Cost $415,336,747)		445,507,821
Net Other Assets (Liabilities) - (0.1)%		(238,281)

Net Assets - 100.0%		$ 445,269,540

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$445,507,821	$—	$—	$445,507,821

Total Investments	$445,507,821	$—	$—	$445,507,821

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I3 shares of the affiliated series of Transamerica Funds.
(B)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Asset Allocation Long Horizon

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 24.1%
Transamerica International Equity (A)	3,056,745	$ 63,121,785

Money Market Fund - 0.2%
Transamerica Government Money Market (A)	519,513	519,513

U.S. Equity Funds - 66.5%
Transamerica Large Growth (A)	4,706,248	59,392,845
Transamerica Large Value Opportunities (A)	4,739,839	53,986,770
Transamerica Mid Cap Growth (A)	1,017,732	15,673,080
Transamerica Mid Cap Value Opportunities (A)	1,203,729	14,360,487
Transamerica Small Cap Growth (A)	2,221,783	15,041,470
Transamerica Small Cap Value (A)	1,295,050	15,683,050

		174,137,702

U.S. Fixed Income Funds - 9.3%
Transamerica High Quality Bond (A)	124,007	1,226,433
Transamerica High Yield Bond (A)	540,549	5,054,132
Transamerica Inflation-Protected Securities (A)	816,307	8,154,903
Transamerica Intermediate Bond (A)	979,605	9,874,416

		24,309,884

Total Investment Companies (Cost $226,298,484)		262,088,884

Total Investments (Cost $226,298,484)		262,088,884
Net Other Assets (Liabilities) - (0.1)%		(135,449)

Net Assets - 100.0%		$ 261,953,435

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$262,088,884	$—	$—	$262,088,884

Total Investments	$262,088,884	$—	$—	$262,088,884

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I3 shares of the affiliated series of Transamerica Funds.
(B)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Asset Allocation Short Horizon

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 2.2%
Transamerica International Equity (A)	187,488	$ 3,871,636

Money Market Fund - 0.2%
Transamerica Government Money Market (A)	437,458	437,458

U.S. Equity Funds - 8.8%
Transamerica Large Growth (A)	469,224	5,921,603
Transamerica Large Value Opportunities (A)	522,563	5,951,991
Transamerica Small Cap Core (A)	334,391	3,995,976

		15,869,570

U.S. Fixed Income Funds - 88.9%
Transamerica High Quality Bond (A)	3,029,960	29,966,303
Transamerica High Yield Bond (A)	2,065,124	19,308,908
Transamerica Inflation-Protected Securities (A)	2,810,215	28,074,044
Transamerica Intermediate Bond (A)	8,205,332	82,709,751

		160,059,006

Total Investment Companies (Cost $179,140,243)		180,237,670

Total Investments (Cost $179,140,243)		180,237,670
Net Other Assets (Liabilities) - (0.1)%		(97,343)

Net Assets - 100.0%		$ 180,140,327

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$180,237,670	$—	$—	$180,237,670

Total Investments	$180,237,670	$—	$—	$180,237,670

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I3 shares of the affiliated series of Transamerica Funds.
(B)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Balanced II

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 61.3%
Aerospace & Defense - 1.1%
General Dynamics Corp.	2,497	$ 555,533
Harris Corp.	430	68,533
Northrop Grumman Corp.	1,547	526,800
United Technologies Corp.	3,318	457,917

		1,608,783

Air Freight & Logistics - 0.0% (A)
FedEx Corp.	181	47,509

Airlines - 0.4%
Delta Air Lines, Inc.	8,105	460,121
United Continental Holdings, Inc. (B)	2,017	136,793

		596,914

Auto Components - 0.2%
Aptiv PLC	1,703	161,581
Delphi Technologies PLC (B)	1,724	95,216

		256,797

Automobiles - 0.3%
Ford Motor Co.	34,128	374,384

Banks - 3.8%
Bank of America Corp.	58,357	1,867,424
BB&T Corp.	2,190	120,866
Citigroup, Inc.	18,448	1,447,799
Comerica, Inc.	2,030	193,297
KeyCorp	16,276	348,306
SunTrust Banks, Inc.	2,860	202,202
SVB Financial Group (B)	542	133,630
Wells Fargo & Co.	20,526	1,350,200

		5,663,724

Beverages - 1.5%
Coca-Cola Co.	4,762	226,623
Constellation Brands, Inc., Class A	1,544	338,862
Molson Coors Brewing Co., Class B	7,732	649,643
PepsiCo, Inc.	9,009	1,083,783

		2,298,911

Biotechnology - 1.6%
AbbVie, Inc.	2,935	329,366
Alexion Pharmaceuticals, Inc. (B)	925	110,371
Amgen, Inc.	660	122,793
Biogen, Inc. (B)	1,529	531,801
BioMarin Pharmaceutical, Inc. (B)	369	33,295
Celgene Corp. (B)	3,695	373,786
Gilead Sciences, Inc.	5,636	472,297
Vertex Pharmaceuticals, Inc. (B)	2,242	374,123

		2,347,832

Building Products - 0.4%
Allegion PLC	4,693	404,114
Masco Corp.	4,682	209,098

		613,212

Capital Markets - 2.1%
Bank of New York Mellon Corp.	9,917	562,294

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Charles Schwab Corp.	13,044	$ 695,767
Intercontinental Exchange, Inc.	4,680	345,571
Morgan Stanley	16,087	909,720
State Street Corp.	5,393	594,147

		3,107,499

Chemicals - 1.3%
Albemarle Corp.	424	47,314
Celanese Corp., Series A	2,051	221,836
DowDuPont, Inc.	14,659	1,107,927
Eastman Chemical Co.	5,687	564,037
Mosaic Co.	511	13,950

		1,955,064

Communications Equipment - 0.2%
Cisco Systems, Inc.	6,491	269,636

Construction Materials - 0.0% (A)
Vulcan Materials Co.	430	58,222

Consumer Finance - 0.7%
American Express Co.	6,397	635,862
Capital One Financial Corp.	3,405	353,984

		989,846

Containers & Packaging - 0.3%
Crown Holdings, Inc. (B)	2,745	159,347
WestRock Co.	3,333	222,078

		381,425

Diversified Consumer Services - 0.0% (A)
H&R Block, Inc.	1,590	42,199

Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc., Class B (B)	6,810	1,459,928
Voya Financial, Inc.	2,744	142,441

		1,602,369

Diversified Telecommunication Services - 0.4%
AT&T, Inc.	6,864	257,057
Verizon Communications, Inc.	6,492	351,022

		608,079

Electric Utilities - 1.4%
American Electric Power Co., Inc.	5,249	361,026
Exelon Corp.	6,060	233,371
NextEra Energy, Inc.	5,237	829,645
Xcel Energy, Inc.	13,636	622,347

		2,046,389

Electrical Equipment - 0.5%
Eaton Corp. PLC	8,982	754,219

Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity, Ltd.	3,254	333,633

Energy Equipment & Services - 0.1%
Halliburton Co.	1,791	96,177

Equity Real Estate Investment Trusts - 1.4%
American Tower Corp.	834	123,182
AvalonBay Communities, Inc.	1,719	292,918
Brixmor Property Group, Inc.	2,140	34,732
Digital Realty Trust, Inc.	590	66,051
Equinix, Inc.	355	161,592

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Equity Residential	3,624	$ 223,275
Essex Property Trust, Inc.	178	41,470
Extra Space Storage, Inc.	953	79,556
Federal Realty Investment Trust	1,150	138,920
HCP, Inc.	3,810	91,745
Prologis, Inc.	1,373	89,396
Public Storage	1,776	347,670
SBA Communications Corp. (B)	560	97,720
Ventas, Inc.	590	33,022
Vornado Realty Trust	3,622	259,625

		2,080,874

Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	2,283	444,888
CVS Health Corp.	2,720	214,037
Kroger Co.	6,886	209,059
Walgreens Boots Alliance, Inc.	6,843	515,004

		1,382,988

Food Products - 0.7%
Archer-Daniels-Midland Co.	1,395	59,915
J.M. Smucker, Co.	256	32,484
Kraft Heinz Co.	1,296	101,593
Mondelez International, Inc., Class A	17,902	794,849

		988,841

Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	10,440	648,950
Becton Dickinson and Co.	1,882	457,213
Boston Scientific Corp. (B)	18,461	516,170
Cooper Cos., Inc.	213	52,115
Danaher Corp.	2,694	272,848
Zimmer Biomet Holdings, Inc.	3,360	427,123

		2,374,419

Health Care Providers & Services - 1.6%
AmerisourceBergen Corp.	1,800	179,406
Cigna Corp.	2,989	622,758
McKesson Corp.	300	50,664
UnitedHealth Group, Inc.	6,629	1,569,615

		2,422,443

Hotels, Restaurants & Leisure - 0.7%
Hilton Worldwide Holdings, Inc.	2,853	244,359
McDonald’s Corp.	490	83,859
Royal Caribbean Cruises, Ltd.	2,600	347,230
Starbucks Corp.	2,240	127,254
Yum! Brands, Inc.	2,361	199,717

		1,002,419

Household Durables - 0.3%
D.R. Horton, Inc.	2,891	141,804
Lennar Corp., Class A	3,330	208,658
PulteGroup, Inc.	1,562	49,718
Toll Brothers, Inc.	2,150	100,147

		500,327

Household Products - 0.6%
Colgate-Palmolive Co.	2,530	187,827
Kimberly-Clark Corp.	2,096	245,232
Procter & Gamble Co.	6,132	529,437

		962,496

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates - 0.8%
General Electric Co.	2,647	$ 42,802
Honeywell International, Inc.	7,106	1,134,615

		1,177,417

Insurance - 1.5%
American International Group, Inc.	10,589	676,849
Arthur J. Gallagher & Co.	2,084	142,379
Brighthouse Financial, Inc. (B)	543	34,893
Chubb, Ltd.	1,705	266,236
Everest Re Group, Ltd.	544	125,011
Hartford Financial Services Group, Inc.	4,717	277,171
Lincoln National Corp.	890	73,692
MetLife, Inc.	11,890	571,552
XL Group, Ltd.	1,990	73,312

		2,241,095

Internet & Direct Marketing Retail - 1.6%
Amazon.com, Inc. (B)	1,563	2,267,741
Priceline Group, Inc. (B)	93	177,821

		2,445,562

Internet Software & Services - 3.5%
Alphabet, Inc., Class A (B)	1,476	1,744,957
Alphabet, Inc., Class C (B)	1,473	1,723,321
Facebook, Inc., Class A (B)	9,919	1,853,762

		5,322,040

IT Services - 2.6%
Accenture PLC, Class A	5,965	958,576
Fidelity National Information Services, Inc.	5,534	566,460
International Business Machines Corp.	3,277	536,445
Visa, Inc., Class A	12,488	1,551,384
WEX, Inc. (B)	659	102,020
Worldpay, Inc., Class A (B)	2,833	227,518

		3,942,403

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	2,749	201,859
Illumina, Inc. (B)	731	170,060
Thermo Fisher Scientific, Inc.	1,426	319,581

		691,500

Machinery - 1.8%
Caterpillar, Inc.	641	104,342
Deere & Co.	2,419	402,570
Fortive Corp.	552	41,963
Ingersoll-Rand PLC	8,337	788,930
PACCAR, Inc.	2,523	188,115
Parker-Hannifin Corp.	740	149,051
Snap-on, Inc.	1,501	257,136
Stanley Black & Decker, Inc.	4,206	699,164

		2,631,271

Media - 2.5%
Charter Communications, Inc., Class A (B)	1,794	676,786
Comcast Corp., Class A	32,868	1,397,876
DISH Network Corp., Class A (B)	4,578	214,708
Sirius XM Holdings, Inc.	22,627	138,251
Time Warner, Inc.	890	84,862

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
Twenty-First Century Fox, Inc., Class A	17,074	$ 630,031
Walt Disney Co.	5,506	598,337

		3,740,851

Metals & Mining - 0.2%
Alcoa Corp. (B)	3,870	201,317
Freeport-McMoRan, Inc. (B)	2,888	56,316
Newmont Mining Corp.	1,813	73,445

		331,078

Multi-Utilities - 0.3%
CMS Energy Corp.	2,507	112,188
NiSource, Inc.	4,320	106,618
Public Service Enterprise Group, Inc.	3,690	191,400
WEC Energy Group, Inc.	1,580	101,594

		511,800

Multiline Retail - 0.3%
Dollar Tree, Inc. (B)	4,134	475,410

Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.	4,010	240,801
Chevron Corp.	7,078	887,227
Concho Resources, Inc. (B)	2,334	367,465
Diamondback Energy, Inc. (B)	3,279	411,514
EOG Resources, Inc.	5,845	672,175
EQT Corp.	2,718	147,560
Exxon Mobil Corp.	10,829	945,372
Kinder Morgan, Inc.	15,870	285,343
Marathon Petroleum Corp.	4,450	308,252
Occidental Petroleum Corp.	5,597	419,607
ONEOK, Inc.	1,690	99,473
Parsley Energy, Inc., Class A (B)	1,660	39,176
Pioneer Natural Resources Co.	3,377	617,687

		5,441,652

Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	2,760	372,490

Pharmaceuticals - 3.1%
Allergan PLC	2,972	535,733
Bristol-Myers Squibb Co.	9,994	625,624
Eli Lilly & Co.	8,222	669,682
Johnson & Johnson	7,094	980,320
Merck & Co., Inc.	8,845	524,066
Mylan NV (B)	3,170	135,834
Pfizer, Inc.	32,067	1,187,762

		4,659,021

Road & Rail - 1.2%
Canadian Pacific Railway, Ltd.	489	90,484
Kansas City Southern	830	93,898
Norfolk Southern Corp.	4,118	621,324
Union Pacific Corp.	7,904	1,055,184

		1,860,890

Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	8,505	781,439
Broadcom, Ltd.	3,008	746,074
Intel Corp.	2,010	96,761
Microchip Technology, Inc.	2,952	281,090
Micron Technology, Inc. (B)	3,980	174,006

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	2,314	$ 568,781
Texas Instruments, Inc.	10,352	1,135,304

		3,783,455

Software - 3.6%
Activision Blizzard, Inc.	650	48,184
Adobe Systems, Inc. (B)	5,613	1,121,253
CA, Inc.	400	14,340
Intuit, Inc.	960	161,184
Microsoft Corp.	37,922	3,602,969
Oracle Corp.	3,490	180,049
Symantec Corp.	2,270	61,812
Workday, Inc., Class A (B)	1,357	162,691

		5,352,482

Specialty Retail - 2.0%
AutoZone, Inc. (B)	480	367,411
Best Buy Co., Inc.	3,260	238,175
Home Depot, Inc.	5,653	1,135,688
Lowe’s Cos., Inc.	5,742	601,360
O’Reilly Automotive, Inc. (B)	1,023	270,778
Ross Stores, Inc.	5,005	412,362

		3,025,774

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	20,775	3,478,358
Hewlett Packard Enterprise Co.	2,780	45,592
HP, Inc.	15,160	353,531

		3,877,481

Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc., Class B	6,345	432,856
PVH Corp.	1,610	249,679
VF Corp.	592	48,035

		730,570

Tobacco - 0.8%
Philip Morris International, Inc.	11,600	1,243,868

Trading Companies & Distributors - 0.1%
Fastenal Co.	1,375	75,570

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (B)	2,724	177,332

Total Common Stocks (Cost $81,863,155)		91,878,642

PREFERRED STOCKS - 0.2%
Banks - 0.1%
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 8.14% (C)	3,392	91,754

Capital Markets - 0.0% (A)
State Street Corp.,
Series D, Fixed until 03/15/2024, 5.90% (C)	1,536	41,088

Electric Utilities - 0.0% (A)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (C)	320	8,115

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2018 Form N-Q

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Thrifts & Mortgage Finance - 0.1%
Federal Home Loan Mortgage Corp.,
Series Z, 8.38% (B)	14,925	$ 119,400
Federal National Mortgage Association
Series O, 0.00% (B) (C)	600	8,040
Series S, 8.25% (B)	10,800	86,508

		213,948

Total Preferred Stocks (Cost $333,168)		354,905

	Principal	Value
ASSET-BACKED SECURITIES - 3.0%
American Tower Trust #1
Series 2013-1A, Class 1A,
1.55%, 03/15/2043 (D)	$ 200,000	199,808
Avis Budget Rental Car Funding AESOP LLC
Series 2013-1A, Class A,
1.92%, 09/20/2019 (D)	100,000	99,938
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1,
3-Month LIBOR + 1.43%, 3.16% (C), 07/18/2027 (D)	235,000	235,925
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (D)	82,423	81,224
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (D)	79,824	79,045
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR,
3-Month LIBOR + 1.21%, 2.94% (C), 10/18/2030 (D)	250,000	251,770
Hertz Vehicle Financing II, LP
Series 2016-3A, Class A,
2.27%, 07/25/2020 (D)	110,000	109,281
JGWPT XXVI LLC
Series 2012-2A, Class A,
3.84%, 10/15/2059 (D)	175,171	174,506
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (D)	178,433	174,338
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (D)	57,181	56,215
Series 2016-1A, Class A,
2.25%, 12/20/2033 (D)	66,359	65,088
New Residential Advanced Receivables Trust
Series 2017-T1, Class AT1,
3.21%, 02/15/2051 (D)	100,000	99,390
NRZ Advance Receivables Trust
Series 2016-T4, Class AT4,
3.11%, 12/15/2050 (D)	300,000	298,664
Octagon Investment Partners 33, Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 2.59% (C), 01/20/2031 (D)	200,000	200,497

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ocwen Master Advance Receivables Trust
Series 2017-T1, Class AT1,
2.50%, 09/15/2048 (D)	$ 210,000	$ 210,033
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1AR,
3-Month LIBOR + 1.27%, 3.01% (C), 07/20/2030 (D)	250,000	251,853
SBA Tower Trust
Series 2014-1A, Class C,
2.90% (C), 10/15/2044 (D)	380,000	380,961
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B,
2.70%, 10/20/2030 (D)	15,802	15,782
Series 2014-1A, Class A,
2.07%, 03/20/2030 (D)	34,638	34,548
Series 2014-2A, Class A,
2.05% (C), 06/20/2031 (D)	29,541	29,468
Series 2015-1A, Class A,
2.40%, 03/22/2032 (D)	24,990	24,849
Series 2015-1A, Class B,
3.05%, 03/22/2032 (D)	26,077	26,029
Series 2016-2A, Class A,
2.33%, 07/20/2033 (D)	44,642	44,195
SilverLeaf Finance XVIII LLC
Series 2014-A, Class A,
2.81%, 01/15/2027 (D)	23,781	23,702
SolarCity LMC Series III LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (D)	131,653	125,653
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (D)	98,523	98,830
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (C), 03/25/2054 (D)	139,879	140,002
Series 2015-5, Class A1B,
2.75% (C), 05/25/2055 (D)	123,824	123,259
Series 2016-1, Class A1B,
2.75% (C), 02/25/2055 (D)	108,513	108,019
Series 2017-1, Class A1,
2.75% (C), 10/25/2056 (D)	169,897	168,784
Series 2017-3, Class A1,
2.75% (C), 07/25/2057 (D)	91,029	90,253
Series 2017-6, Class A1,
2.75% (C), 10/25/2057 (D)	282,334	279,685
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (D)	62,986	62,089
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (D)	131,988	130,971

Total Asset-Backed Securities (Cost $4,521,562)		4,494,654

CERTIFICATE OF DEPOSIT - 0.4%
Banks - 0.4%
Standard Chartered Bank
1.65% (E), 03/14/2018	550,000	550,000

Total Certificate of Deposit (Cost $550,000)		550,000

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2018 Form N-Q

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 15.5%
Aerospace & Defense - 0.2%
Harris Corp.
5.55%, 10/01/2021	$ 120,000	$ 129,916
Northrop Grumman Corp.
2.55%, 10/15/2022	181,000	176,755

		306,671

Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	54,000	59,997
5.10%, 01/15/2044	49,000	56,830

		116,827

Airlines - 0.6%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	123,413	121,007
3.70%, 04/01/2028	149,526	150,835
Delta Air Lines Pass-Through Trust
6.82%, 02/10/2024	332,699	373,189
United Airlines Pass-Through Trust
3.75%, 03/03/2028	265,589	270,319

		915,350

Auto Components - 0.1%
BorgWarner, Inc.
3.38%, 03/15/2025	105,000	104,047

Automobiles - 0.1%
Ford Motor Co.
4.35%, 12/08/2026	150,000	151,532
General Motors Co.
4.88%, 10/02/2023	30,000	31,871
6.25%, 10/02/2043	20,000	23,610

		207,013

Banks - 3.1%
Bank of America Corp.
Fixed until 10/01/2024, 3.09% (C), 10/01/2025, MTN	59,000	57,901
Fixed until 12/20/2027, 3.42% (C), 12/20/2028 (D)	34,000	33,425
3.88%, 08/01/2025, MTN	250,000	258,795
4.45%, 03/03/2026, MTN	174,000	182,565
Bank One Corp.
8.00%, 04/29/2027	65,000	85,260
Barclays Bank PLC
10.18%, 06/12/2021 (D)	390,000	470,612
Citigroup, Inc.
1.70%, 04/27/2018	203,000	202,909
3-Month LIBOR + 0.95%, 2.69% (C), 07/24/2023	151,000	153,122
Fixed until 01/10/2027, 3.89% (C), 01/10/2028	158,000	161,334
4.50%, 01/14/2022	55,000	57,940
6.68%, 09/13/2043	20,000	27,213
Commerzbank AG
8.13%, 09/19/2023 (D)	255,000	304,062
Cooperatieve Rabobank UA
Fixed until 06/30/2019, 11.00% (C), 06/30/2019 (D) (F)	405,000	447,019
Discover Bank
3.45%, 07/27/2026	250,000	241,145

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
First Horizon National Corp.
3.50%, 12/15/2020	$ 110,000	$ 111,371
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (D)	65,000	66,351
JPMorgan Chase & Co.
3.25%, 09/23/2022	478,000	482,643
3.38%, 05/01/2023	96,000	96,572
Fixed until 05/01/2027, 3.54% (C), 05/01/2028	103,000	102,977
4.85%, 02/01/2044	20,000	23,065
Fixed until 02/01/2024, 6.75% (C), 02/01/2024 (F)	13,000	14,528
Nordea Bank AB
4.25%, 09/21/2022 (D)	470,000	486,432
Royal Bank of Scotland Group PLC
6.00%, 12/19/2023	65,000	70,858
6.40%, 10/21/2019	60,000	63,552
Toronto-Dominion Bank
Fixed until 09/15/2026, 3.63% (C), 09/15/2031	150,000	146,565
Wells Fargo & Co.
Fixed until 05/27/2027, 3.58% (C), 05/22/2028, MTN	98,000	98,230
4.10%, 06/03/2026, MTN	36,000	37,074
5.38%, 11/02/2043	67,000	79,511
Fixed until 06/15/2024, 5.90% (C), 06/15/2024 (F)	43,000	45,473

		4,608,504

Beverages - 0.4%
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/2026	56,000	56,674
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	124,000	131,230
Constellation Brands, Inc.
3.70%, 12/06/2026	52,000	52,252
Pernod Ricard SA
5.75%, 04/07/2021 (D)	300,000	325,724

		565,880

Biotechnology - 0.3%
AbbVie, Inc.
3.20%, 05/14/2026	183,000	178,434
Biogen, Inc.
4.05%, 09/15/2025	110,000	114,191
Celgene Corp.
3.88%, 08/15/2025	96,000	97,989
Gilead Sciences, Inc.
2.95%, 03/01/2027	32,000	31,035
4.15%, 03/01/2047	31,000	31,935

		453,584

Building Products - 0.1%
Owens Corning
4.40%, 01/30/2048	121,000	119,494

Capital Markets - 1.5%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	205,000	209,613
7.30%, 06/28/2019	160,000	170,662
Charles Schwab Corp.
3.20%, 03/02/2027	75,000	73,995

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2018 Form N-Q

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Credit Suisse Group Funding Guernsey, Ltd.
3.80%, 06/09/2023	$ 80,000	$ 81,640
Deutsche Bank AG
3-Month LIBOR + 1.31%, 2.75% (C), 08/20/2020	70,000	70,902
Goldman Sachs Group, Inc.
5.75%, 01/24/2022	155,000	169,928
6.25%, 02/01/2041	20,000	26,468
6.75%, 10/01/2037	75,000	98,939
Macquarie Group, Ltd.
6.25%, 01/14/2021 (D)	230,000	249,606
Morgan Stanley
5.00%, 11/24/2025	220,000	238,043
5.75%, 01/25/2021	280,000	302,710
State Street Corp.
3-Month LIBOR + 1.00%, 2.59% (C), 06/01/2077	11,000	9,878
UBS AG
7.63%, 08/17/2022	250,000	291,375
UBS Group Funding Switzerland AG
4.25%, 03/23/2028 (D)	200,000	207,068

		2,200,827

Chemicals - 0.1%
LyondellBasell Industries NV
5.00%, 04/15/2019	60,000	61,373
Monsanto Co.
4.40%, 07/15/2044	110,000	115,605

		176,978

Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC
3.85%, 11/15/2024 (D)	140,000	142,780

Construction & Engineering - 0.1%
SBA Tower Trust
2.24%, 04/09/2043 (D)	65,000	64,997
2.88%, 07/10/2046 (D)	58,000	57,710
3.17%, 04/09/2047 (D)	110,000	108,894

		231,601

Construction Materials - 0.3%
LafargeHolcim Finance US LLC
4.75%, 09/22/2046 (D)	200,000	209,791
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	200,000	208,166

		417,957

Consumer Finance - 0.4%
Ally Financial, Inc.
3.50%, 01/27/2019	120,000	120,480
4.13%, 03/30/2020	120,000	121,380
American Express Co.
3.00%, 10/30/2024	44,000	43,188
4.05%, 12/03/2042	50,000	51,457
BMW US Capital LLC
2.80%, 04/11/2026 (D)	82,000	78,722

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Capital One Financial Corp.
3.80%, 01/31/2028	$ 57,000	$ 56,579
Discover Financial Services
3.75%, 03/04/2025	193,000	192,064

		663,870

Containers & Packaging - 0.1%
International Paper Co.
4.75%, 02/15/2022	96,000	102,194
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.88%, 02/15/2021	64,814	65,786

		167,980

Diversified Consumer Services - 0.0% (A)
President & Fellows of Harvard College
3.62%, 10/01/2037	15,000	15,389

Diversified Financial Services - 0.2%
Aviation Capital Group LLC
3.50%, 11/01/2027 (D)	94,000	89,995
7.13%, 10/15/2020 (D)	153,000	169,106
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.15%, 01/23/2030	107,000	104,369
Kaupthing Bank
7.63%, 02/28/2020 (B) (D) (G) (H) (I) (J) (K)	710,000	0

		363,470

Diversified Telecommunication Services - 0.6%
AT&T, Inc.
3.00%, 06/30/2022	180,000	178,419
3.40%, 05/15/2025	130,000	126,489
4.35%, 06/15/2045	70,000	64,460
4.60%, 02/15/2021	67,000	70,084
5.00%, 03/01/2021	34,000	36,059
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (D)	40,000	39,441
Sprint Capital Corp.
6.88%, 11/15/2028	24,000	24,810
Verizon Communications, Inc.
5.15%, 09/15/2023	155,000	170,071
5.50%, 03/16/2047	187,000	211,902

		921,735

Electric Utilities - 0.6%
Appalachian Power Co.
3.40%, 06/01/2025	110,000	110,405
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	43,000	53,156
8.88%, 11/15/2018	9,000	9,461
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	226,000	216,851
Duke Energy Progress LLC
3.60%, 09/15/2047	80,000	78,751
Entergy Arkansas, Inc.
3.70%, 06/01/2024	61,000	62,794
Jersey Central Power & Light Co.
7.35%, 02/01/2019	35,000	36,570
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (D)	65,000	67,150
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	12,000	12,503
5.30%, 06/01/2042	25,000	30,637

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2018 Form N-Q

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
PacifiCorp
3.60%, 04/01/2024	$ 130,000	$ 134,166
5.75%, 04/01/2037	25,000	31,607
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	140,000	137,640

		981,691

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.88%, 01/12/2028	130,000	128,288

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (D)	100,000	100,646
Schlumberger Investment SA
3.65%, 12/01/2023	33,000	34,159
Weatherford International, Ltd.
5.95%, 04/15/2042	35,000	28,350

		163,155

Equity Real Estate Investment Trusts - 0.6%
CBL & Associates, LP
5.25%, 12/01/2023	139,000	130,015
EPR Properties
4.50%, 04/01/2025	225,000	227,110
HCP, Inc.
3.40%, 02/01/2025	85,000	83,693
Hospitality Properties Trust
5.00%, 08/15/2022	174,000	183,760
Kilroy Realty, LP
4.25%, 08/15/2029	177,000	179,042
Realty Income Corp.
3.88%, 07/15/2024	118,000	120,072
VEREIT Operating Partnership, LP
3.00%, 02/06/2019	60,000	60,323

		984,015

Food & Staples Retailing - 0.4%
CVS Health Corp.
2.13%, 06/01/2021	182,000	176,680
5.30%, 12/05/2043	14,000	15,946
Kroger Co.
2.80%, 08/01/2022	66,000	65,178
Sysco Corp.
3.25%, 07/15/2027	95,000	93,373
Wal-Mart Stores, Inc.
3.63%, 12/15/2047	135,000	138,377
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	135,000	136,454

		626,008

Food Products - 0.1%
Conagra Brands, Inc.
3.20%, 01/25/2023	81,000	81,296
Kraft Heinz Foods Co.
4.88%, 02/15/2025 (D)	75,000	78,865

		160,161

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories
3.75%, 11/30/2026	213,000	215,204
Becton Dickinson and Co.
3.70%, 06/06/2027	156,000	153,691

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Boston Scientific Corp.
2.65%, 10/01/2018	$ 56,000	$ 56,173
Medtronic, Inc.
4.63%, 03/15/2045	117,000	132,555

		557,623

Health Care Providers & Services - 0.1%
Coventry Health Care, Inc.
5.45%, 06/15/2021	66,000	70,802
HCA Healthcare, Inc.
6.25%, 02/15/2021	50,000	53,250

		124,052

Household Durables - 0.1%
D.R. Horton, Inc.
4.38%, 09/15/2022	94,000	97,893

Industrial Conglomerates - 0.4%
General Electric Co.
Fixed until 01/21/2021, 5.00% (C), 01/21/2021 (F)	555,000	561,937
6.88%, 01/10/2039, MTN	20,000	27,259

		589,196

Insurance - 0.5%
Allstate Corp.
3.28%, 12/15/2026	90,000	89,791
American International Group, Inc.
Fixed until 05/15/2038, 8.18% (C), 05/15/2068	26,000	35,360
Athene Global Funding
3.00%, 07/01/2022 (D)	93,000	91,056
Athene Holding, Ltd.
4.13%, 01/12/2028	186,000	183,563
Brighthouse Financial, Inc.
3.70%, 06/22/2027 (D)	56,000	53,798
CNA Financial Corp.
5.88%, 08/15/2020	90,000	96,418
Fidelity National Financial, Inc.
5.50%, 09/01/2022	60,000	65,337
Lincoln National Corp.
8.75%, 07/01/2019	46,000	49,826
OneBeacon US Holdings, Inc.
4.60%, 11/09/2022	80,000	81,271

		746,420

IT Services - 0.1%
DXC Technology Co.
4.75%, 04/15/2027	55,000	57,566
Mastercard, Inc.
3.38%, 04/01/2024	33,000	33,558

		91,124

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019	133,000	133,048

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (D)	200,000	195,290

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2018 Form N-Q

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 0.3%
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	$ 100,000	$ 102,947
Comcast Corp.
5.88%, 02/15/2018	116,000	116,159
NBCUniversal Media LLC
4.38%, 04/01/2021	134,000	141,117
4.45%, 01/15/2043	47,000	50,081

		410,304

Metals & Mining - 0.2%
Anglo American Capital PLC
4.00%, 09/11/2027 (D)	200,000	197,781
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	45,000	44,719

		242,500

Multi-Utilities - 0.1%
CMS Energy Corp.
3.88%, 03/01/2024	22,000	22,657
4.88%, 03/01/2044	33,000	37,619
Dominion Energy, Inc.
2.58%, 07/01/2020	79,000	78,411
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	10,000	9,765

		148,452

Oil, Gas & Consumable Fuels - 1.2%
Anadarko Petroleum Corp.
5.55%, 03/15/2026	68,000	75,839
Apache Corp.
4.25%, 01/15/2044	15,000	14,594
4.75%, 04/15/2043	22,000	22,939
BP Capital Markets PLC
3.12%, 05/04/2026	150,000	148,147
Continental Resources, Inc.
3.80%, 06/01/2024	25,000	24,500
Energy Transfer, LP
5.95%, 10/01/2043	35,000	37,548
EnLink Midstream Partners, LP
4.85%, 07/15/2026	47,000	48,800
EOG Resources, Inc.
2.45%, 04/01/2020	88,000	87,721
Exxon Mobil Corp.
1.82%, 03/15/2019	150,000	149,561
3.04%, 03/01/2026	60,000	59,698
Husky Energy, Inc.
4.00%, 04/15/2024	45,000	46,250
Kerr-McGee Corp.
6.95%, 07/01/2024	50,000	58,966
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	117,000	119,968
Nexen Energy ULC
5.88%, 03/10/2035	10,000	11,926
Noble Energy, Inc.
6.00%, 03/01/2041	22,000	26,555
Petrobras Global Finance BV
6.25%, 03/17/2024	70,000	74,820
Petroleos Mexicanos
3.50%, 01/30/2023	140,000	136,935
Petronas Capital, Ltd.
5.25%, 08/12/2019 (D)	100,000	103,811
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	130,000	130,765

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Shell International Finance BV
2.50%, 09/12/2026	$ 130,000	$ 123,636
3.75%, 09/12/2046	39,000	38,810
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	37,000	38,146
4.63%, 03/01/2034	35,000	38,297
Western Gas Partners, LP
5.38%, 06/01/2021	76,000	80,150
Williams Cos., Inc.
3.70%, 01/15/2023	13,000	12,903
7.88%, 09/01/2021	33,000	38,033
Williams Partners, LP
5.40%, 03/04/2044	35,000	39,751

		1,789,069

Pharmaceuticals - 0.2%
Perrigo Finance Unlimited Co.
4.38%, 03/15/2026	200,000	204,482
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	92,000	88,138

		292,620

Road & Rail - 0.0% (A)
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	18,000	18,101
3.75%, 04/01/2024	12,000	12,571

		30,672

Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp.
2.88%, 05/11/2024	145,000	143,741
KLA-Tencor Corp.
4.13%, 11/01/2021	155,000	160,472
QUALCOMM, Inc.
3.25%, 05/20/2027	132,000	126,197

		430,410

Software - 0.1%
Microsoft Corp.
3.30%, 02/06/2027	140,000	141,229

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.
2.85%, 02/23/2023	240,000	240,331
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (D)	115,000	125,764
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020	185,000	188,048
HP, Inc.
3.75%, 12/01/2020	11,000	11,263
4.65%, 12/09/2021	20,000	21,104
Western Digital Corp.
4.75%, 02/15/2026 (L)	120,000	121,500

		708,010

Tobacco - 0.1%
BAT Capital Corp.
3.56%, 08/15/2027 (D)	85,000	83,091
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	105,000	112,767

		195,858

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2018 Form N-Q

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors - 0.1%
International Lease Finance Corp.
8.25%, 12/15/2020	$ 145,000	$ 165,204

Wireless Telecommunication Services - 0.3%
America Movil SAB de CV
3.13%, 07/16/2022	200,000	200,158
Crown Castle Towers LLC
3.22%, 05/15/2042 (D)	42,000	42,336
4.88%, 08/15/2040 (D)	155,000	162,559
Sprint Communications, Inc.
9.00%, 11/15/2018 (D)	35,000	36,575
Sprint Corp.
7.88%, 09/15/2023	45,000	47,663
T-Mobile USA, Inc.
6.84%, 04/28/2023	5,000	5,218

		494,509

Total Corporate Debt Securities (Cost $23,633,367)		23,326,758

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Colombia - 0.1%
Colombia Government International Bond
4.50%, 01/28/2026	200,000	212,200

Indonesia - 0.2%
Indonesia Government International Bond
5.38%, 10/17/2023 (D)	225,000	247,801

Mexico - 0.1%
Mexico Government International Bond
3.75%, 01/11/2028	116,000	113,796

Peru - 0.1%
Peru Government International Bond
7.35%, 07/21/2025	100,000	127,750

Total Foreign Government Obligations (Cost $714,274)		701,547

MORTGAGE-BACKED SECURITIES - 3.9%
Alternative Loan Trust
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	189,297	136,115
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (D)	140,000	137,137
Series 2012-TFT, Class C,
3.47% (C), 06/05/2030 (D)	315,000	304,865
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (D)	245,000	250,326
Caesars Palace Las Vegas Trust
Series 2017-VICI, Class A,
3.53%, 10/15/2034 (D)	250,000	254,150
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	45,000	46,503
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	65,000	68,009
Series 2015-GC27, Class B,
3.77%, 02/10/2048	157,700	154,974
Citigroup Mortgage Loan Trust
Series 2015-A, Class A1,
3.50% (C), 06/25/2058 (D)	159,524	160,174

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (C), 08/10/2050	$ 20,000	$ 21,356
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (D)	100,000	99,973
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (D)	100,000	104,010
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	45,000	46,864
Series 2016-GCT, Class C,
3.46% (C), 08/10/2029 (D)	100,000	99,651
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (D)	132,000	128,979
Core Industrial Trust
Series 2015-CALW, Class B,
3.25%, 02/10/2034 (D)	225,000	225,124
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1,
3.21% (C), 08/26/2036 (D)	61,714	62,064
CSMC Trust
Series 2014-4R, Class 21A1,
1-Month LIBOR + 0.33%, 1.88% (C), 12/27/2035 (D)	185,128	180,115
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A,
3.92% (C), 03/18/2035	104,061	104,934
GS Mortgage Securities Corp. II
Series 2013-KING, Class E,
3.44% (C), 12/10/2027 (D)	100,000	98,569
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (C), 04/10/2031 (D)	285,000	277,332
Impac CMB Trust
Series 2004-6, Class 1A1,
1-Month LIBOR + 0.80%, 2.36% (C), 10/25/2034	60,541	59,338
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.52% (C), 08/25/2037	149,199	129,534
JPMorgan Resecuritization Trust
Series 2014-2, Class 6A1,
3.27% (C), 05/26/2037 (D)	51,475	51,714
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1-Month LIBOR + 0.64%, 2.20% (C), 10/25/2028	36,396	36,011
Merrill Lynch Mortgage Trust
Series 2007-C1, Class A1A,
5.81% (C), 06/12/2050	2,318	2,317
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (D)	300,000	291,794
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (C), 07/26/2048 (D)	206,641	200,536
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 2.96% (C), 08/15/2034 (D)	411,185	411,952

The notes are an integral part of this report. Transamerica Funds	Page 9	January 31, 2018 Form N-Q

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (C), 12/25/2052 (D)	$ 102,925	$ 104,715
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (C), 01/25/2054 (D)	44,524	45,097
Series 2014-2A, Class A3,
3.75% (C), 05/25/2054 (D)	110,436	111,216
Series 2014-3A, Class AFX3,
3.75% (C), 11/25/2054 (D)	81,597	82,642
Series 2016-3A, Class A1B,
3.25% (C), 09/25/2056 (D)	74,546	74,517
Series 2017-1A, Class A1,
4.00% (C), 02/25/2057 (D)	158,869	162,257
Series 2017-3A, Class A1,
4.00% (C), 04/25/2057 (D)	263,233	268,427
Series 2017-4A, Class A1,
4.00% (C), 05/25/2057 (D)	109,762	112,110
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (D)	195,000	197,529
Queens Center Mortgage Trust
Series 2013-QCA, Class D,
3.47% (C), 01/11/2037 (D)	130,000	125,865
SCG Trust
Series 2013-SRP1, Class A,
1-Month LIBOR + 1.65%, 3.21% (C), 11/15/2026 (D)	100,000	100,127
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 2.26% (C), 01/19/2034	83,491	81,434
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (D)	225,000	225,394

Total Mortgage-Backed Securities (Cost $5,927,430)		5,835,750

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.2%
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	15,000	21,615
State of California, General Obligation Unlimited
7.30%, 10/01/2039	55,000	81,613
7.60%, 11/01/2040	60,000	95,199
7.95%, 03/01/2036	110,000	122,170
University of California, Revenue Bonds,
Series AD,
4.86%, 05/15/2112	10,000	10,744

		331,341

Georgia - 0.0% (A)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	10,000	12,426

	Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey - 0.0% (A)
New Jersey Turnpike Authority, Revenue Bonds,
Series F,
7.41%, 01/01/2040	$ 16,000	$ 24,259

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	15,000	20,985
New York City Water & Sewer System, Revenue Bonds,
Series CC,
5.88%, 06/15/2044	15,000	20,226
New York State Dormitory Authority, Revenue Bonds,
Series H,
5.39%, 03/15/2040	10,000	12,236
Port Authority of New York & New Jersey, Revenue Bonds,
Series 181,
4.96%, 08/01/2046	20,000	24,131

		77,578

Total Municipal Government Obligations (Cost $449,200)		445,604

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.3%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.90%, 3.64% (C), 02/01/2041	13,562	14,248
5.50%, 06/01/2041	26,294	28,831
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.53% (C), 07/25/2023	157,000	162,666
Federal National Mortgage Association
2.50%, TBA (L)	512,000	504,240
3.00%, TBA (L)	4,142,000	4,088,695
3.33% (C), 10/25/2023	55,000	55,903
12-Month LIBOR + 1.75%, 3.47% (C), 03/01/2041	12,203	12,755
3.50%, 11/01/2028 - 01/01/2029	111,073	114,293
3.50%, TBA (L)	2,517,000	2,542,855
12-Month LIBOR + 1.82%, 3.57% (C), 03/01/2041	5,489	5,808
4.00%, 10/01/2025 - 06/01/2042	69,599	72,407
4.00%, TBA (L)	570,000	588,770
4.50%, 02/01/2025 - 06/01/2026	97,879	101,997
5.00%, 04/01/2039 - 11/01/2039	233,275	253,930
5.00%, TBA (L)	58,000	61,930
5.50%, 09/01/2036 - 12/01/2041	339,250	378,633
6.00%, 02/01/2038 - 06/01/2041	360,915	406,147
6.50%, 05/01/2040	49,460	56,152
Government National Mortgage Association, Interest Only STRIPS
0.79% (C), 02/16/2053	206,030	8,985

Total U.S. Government Agency Obligations (Cost $9,610,201)		9,459,245

U.S. GOVERNMENT OBLIGATIONS - 8.1%
U.S. Treasury - 7.2%
U.S. Treasury Bond
2.25%, 08/15/2046	412,000	357,024

The notes are an integral part of this report. Transamerica Funds	Page 10	January 31, 2018 Form N-Q

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
2.50%, 02/15/2045 - 05/15/2046	$ 830,000	$ 760,938
2.75%, 08/15/2042 - 08/15/2047	758,500	736,218
2.88%, 08/15/2045	166,000	164,068
3.00%, 05/15/2042	139,000	141,264
3.50%, 02/15/2039	293,000	322,483
3.63%, 02/15/2044	1,276,300	1,438,729
4.50%, 02/15/2036	456,000	566,152
4.75%, 02/15/2037	781,000	1,004,073
5.25%, 02/15/2029	578,000	716,562
U.S. Treasury Note
1.00%, 11/30/2019	1,051,400	1,030,290
1.13%, 06/30/2021 - 09/30/2021	494,000	473,371
1.25%, 11/30/2018	61,300	60,986
1.50%, 08/15/2026	320,000	290,338
1.63%, 03/31/2019 - 05/15/2026	1,143,000	1,116,485
1.75%, 11/30/2021	280,000	273,109
1.88%, 11/30/2021	155,000	151,973
2.00%, 12/31/2021 - 02/15/2025	507,000	489,603
2.25%, 11/15/2024 - 11/15/2027	440,700	426,271
2.50%, 08/15/2023 - 05/15/2024	236,300	234,939

		10,754,876

U.S. Treasury Inflation-Protected Securities - 0.9%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	84,776	93,932
2.50%, 01/15/2029	313,305	374,489
U.S. Treasury Inflation-Indexed Note
0.63%, 01/15/2024	911,272	918,099

		1,386,520

Total U.S. Government Obligations (Cost $12,482,658)		12,141,396

COMMERCIAL PAPER - 4.0%
Banks - 0.8%
Concord Minutemen Capital Co. LLC
1.49% (E), 02/06/2018	600,000	599,878
Sumitomo Mitsui Banking Corp.
1.63% (E), 03/14/2018	550,000	548,998

		1,148,876

Diversified Financial Services - 2.8%
Alpine Securitization Corp.
1.77% (E), 04/02/2018	250,000	249,275
Atlantic Asset Securitization LLC
1.65% (E), 03/14/2018	550,000	548,985
Cancara Asset Securitisation LLC
1.66% (E), 03/14/2018	400,000	399,258
Gotham Funding Corp.
1.63% (E), 03/08/2018	410,000	409,362
Lexington Parker Capital Co. LLC
1.53% (E), 02/08/2018	300,000	299,913
Liberty Funding LLC
1.65% (E), 03/12/2018	575,000	573,991
Mont Blanc Capital Corp.
1.73% (E), 03/20/2018	600,000	598,668
Sheffield Receivable
1.65% (E), 03/14/2018	575,000	573,939
Thunder Bay Funding LLC
1.73% (E), 03/15/2018	600,000	598,810

		4,252,201

	Principal	Value
COMMERCIAL PAPER (continued)
Software - 0.4%
Manhattan Asset Funding Co. LLC
1.66% (E), 03/12/2018	$ 600,000	$ 598,940

Total Commercial Paper (Cost $6,000,017)		6,000,017

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.1%
U.S. Treasury Bill
1.12% (E), 03/01/2018 (M)	43,676	43,629
1.13% (E), 03/01/2018 (M)	30,000	29,967
1.32% (E), 03/22/2018	125,000	124,779
1.40% (E), 04/05/2018	1,400,000	1,396,631
2.07% (E), 03/01/2018 (M)	71,324	71,246

Total Short-Term U.S. Government Obligations (Cost $1,666,285)		1,666,252

Total Investments (Cost $147,751,317)		156,854,770
Net Other Assets (Liabilities) - (4.6)%		(6,891,846)

Net Assets - 100.0%		$ 149,962,924

The notes are an integral part of this report. Transamerica Funds	Page 11	January 31, 2018 Form N-Q

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	2	03/16/2018	$284,179	$282,580	$—	$(1,599)

SECURITY VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (O)	Value
ASSETS
Investments
Common Stocks	$91,878,642	$—	$—	$91,878,642
Preferred Stocks	354,905	—	—	354,905
Asset-Backed Securities	—	4,494,654	—	4,494,654
Certificate of Deposit	—	550,000	—	550,000
Corporate Debt Securities	—	23,326,758	—	23,326,758
Foreign Government Obligations	—	701,547	—	701,547
Mortgage-Backed Securities	—	5,835,750	—	5,835,750
Municipal Government Obligations	—	445,604	—	445,604
U.S. Government Agency Obligations	—	9,459,245	—	9,459,245
U.S. Government Obligations	—	12,141,396	—	12,141,396
Commercial Paper	—	6,000,017	—	6,000,017
Short-Term U.S. Government Obligations	—	1,666,252	—	1,666,252

Total Investments	$92,233,547	$64,621,223	$—	$156,854,770

LIABILITIES
Other Financial Instruments
Futures Contracts (P)	$(1,599)	$—	$—	$(1,599)

Total Other Financial Instruments	$(1,599)	$—	$—	$(1,599)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	Floating or variable rate securities. The rates disclosed are as of January 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(D)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the total value of 144A securities is $14,581,273, representing 9.7% of the Fund’s net assets.
(E)	Rates disclosed reflect the yields at January 31, 2018.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2018, value of the security is $0, representing less than 0.1% of the Fund’s net assets.
(H)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2018, the value of this security is $0, representing less than 0.1% of the Fund net assets.
(I)	Security deemed worthless.
(J)	Illiquid security. At January 31, 2018, the value of such securities amounted to $0 or less than 0.1% of the Fund’s net assets.
(K)	Security is Level 3 of the fair value hierarchy.
(L)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(M)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $99,891.
(N)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(O)	Level 3 securities were not considered significant to the Fund.
(P)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Funds	Page 12	January 31, 2018 Form N-Q

Transamerica Balanced II

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 13	January 31, 2018 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 12.8%
Cayman Islands - 1.1%
AIM Aviation Finance, Ltd.
Series 2015-1A, Class A1,
4.21% (A), 02/15/2040 (B)	$ 2,265,176	$ 2,243,362

United States - 11.7%
Ajax Mortgage Loan Trust
Series 2016-B, Class A,
4.00% (A), 09/25/2065 (B)	84,210	84,092
American Homes 4 Rent
Series 2015-SFR1, Class F,
5.89%, 04/17/2052 (B)	184,000	197,373
American Homes 4 Rent Trust
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (B)	100,000	110,808
Apollo Aviation Securitization Equity Trust
Series 2018-1A, Class A,
3.84%, 01/16/2038 (B)	270,000	270,000
Bayview Opportunity Master Fund IIIa Trust
Series 2017-RN7, Class A1,
3.10% (A), 09/28/2032 (B)	188,568	187,696
Series 2017-RN8, Class A1,
3.35% (A), 11/28/2032 (B)	398,603	396,605
Bayview Opportunity Master Fund IIIb Trust
Series 2017-RN3, Class A1,
3.23% (A), 05/28/2032 (B)	47,349	47,190
Bayview Opportunity Master Fund IVa Trust
Series 2018-RN1, Class A1,
3.28% (A), 01/28/2033 (B)	100,000	100,150
Bayview Opportunity Master Fund IVb Trust
Series 2017-NPL2, Class A1,
2.98% (A), 10/28/2032 (B)	275,380	275,197
Series 2017-RN1, Class A1,
3.60% (A), 02/28/2032 (B)	58,609	58,550
Blackbird Capital Aircraft Lease Securitization, Ltd.
Series 2016-1A, Class A,
4.21% (A), 12/16/2041 (B)	426,563	435,155
CAM Mortgage Trust
Series 2016-2, Class A1,
3.25% (A), 06/15/2057 (B)	30,142	30,253
Citibank Credit Card Issuance Trust
Series 2017-A3, Class A3,
1.92%, 04/07/2022	1,200,000	1,186,865
Series 2018-A2, Class A2,
1-Month LIBOR + 0.33%, 1.89% (A), 01/21/2025 (C)	1,030,000	1,030,000
Coinstar Funding LLC
Series 2017-1A, Class A2,
5.22%, 04/25/2047 (B)	501,213	518,745
Colony American Homes
Series 2015-1A, Class E,
1-Month LIBOR + 3.00%, 4.55% (A), 07/17/2032 (B)	375,000	377,404
CPS Auto Receivables Trust
Series 2014-D, Class C,
4.35%, 11/16/2020 (B)	1,030,000	1,050,091

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
CPS Auto Receivables Trust (continued)
Series 2016-C, Class D,
5.92%, 06/15/2022 (B)	$ 825,000	$ 866,569
Credit Acceptance Auto Loan Trust
Series 2017-3A, Class C,
3.48%, 10/15/2026 (B)	270,000	265,372
CWABS Asset-Backed Certificates Trust
Series 2004-13, Class AF5B,
5.60% (A), 05/25/2035	330,426	334,792
DB Master Finance LLC
Series 2017-1A, Class A2II,
4.03%, 11/20/2047 (B)	180,000	182,399
DT Auto Owner Trust
Series 2016-1A, Class D,
4.66%, 12/15/2022 (B)	250,000	254,681
Series 2017-1A, Class D,
3.55%, 11/15/2022 (B)	550,000	550,203
Series 2017-4A, Class D,
3.47%, 07/17/2023 (B)	190,000	189,544
Exeter Automobile Receivables Trust
Series 2018-1A, Class D,
3.53%, 11/15/2023 (B)	105,000	104,965
First Investors Auto Owner Trust
Series 2014-3A, Class D,
3.85%, 02/15/2022 (B)	725,000	728,375
Series 2016-2A, Class D,
3.35%, 11/15/2022 (B)	200,000	196,830
Five Guys Funding LLC
Series 2017-1A, Class A2,
4.60%, 07/25/2047 (B)	299,250	305,334
Flagship Credit Auto Trust
Series 2015-1, Class C,
3.76%, 06/15/2021 (B)	1,400,000	1,413,640
GCAT LLC
Series 2017-3, Class A1,
3.35% (A), 04/25/2047 (B)	57,504	57,397
Series 2017-5, Class A1,
3.23% (A), 07/25/2047 (B)	67,915	67,788
Harbour Aircraft Investments, Ltd.
Series 2017-1, Class A,
4.00%, 11/15/2037	496,667	493,588
Home Partners of America Trust
Series 2016-1, Class D,
1-Month LIBOR + 3.30%, 4.86% (A), 03/17/2033 (B)	300,000	301,307
Invitation Homes Trust
Series 2015-SFR3, Class E,
1-Month LIBOR + 3.75%, 5.31% (A), 08/17/2032 (B)	545,000	552,074
Series 2018-SFR1, Class E,
1-Month LIBOR + 2.00%, 3.57% (A), 03/17/2037 (B) (C)	100,000	100,614
Merlin Aviation Holdings DAC
Series 2016-1, Class A,
4.50% (A), 12/15/2032 (B)	403,333	408,627
NYMT Residential
Series 2016-RP1A, Class A,
4.00% (A), 03/25/2021 (B)	94,856	94,920
Oak Hill Advisors Residential Loan Trust
Series 2017-NPL1, Class A1,
3.00% (A), 06/25/2057 (B)	171,194	170,476
Series 2017-NPL2, Class A1,
3.00% (A), 07/25/2057 (B)	246,743	245,840
OneMain Financial Issuance Trust
Series 2015-2A, Class B,
3.10%, 07/18/2025 (B)	1,015,000	1,015,637
Series 2015-2A, Class D,
5.64%, 07/18/2025 (B)	335,000	339,032

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
OneMain Financial Issuance Trust (continued)
Series 2015-3A, Class B,
4.16%, 11/20/2028 (B)	$ 980,000	$ 997,521
Series 2017-1A, Class C,
3.35%, 09/14/2032 (B)	335,000	332,899
OSAT Trust
Series 2016-NPL1, Class A1,
3.75% (A), 07/25/2056 (B)	153,339	154,300
Progress Residential Trust
Series 2017-SFR1, Class D,
3.57%, 08/17/2034 (B)	100,000	98,647
PRPM LLC
Series 2017-2A, Class A1,
3.50% (A), 09/25/2022 (B)	474,911	471,895
RCO Mortgage LLC
Series 2017-1, Class A1,
3.38% (A), 08/25/2022 (B)	537,153	536,085
SLM Private Credit Student Loan Trust
Series 2003-B, Class A3,
28 day AUR, 4.04% (A), 03/15/2033	1,050,000	1,044,246
SoFi Professional Loan Program LLC
Series 2015-D, Class B,
3.59%, 10/26/2037 (B)	962,647	951,369
Series 2016-C, Class B,
3.35% (A), 05/25/2037 (B)	240,000	232,433
Series 2016-E, Class B,
3.44% (A), 07/25/2040 (B)	445,000	433,236
Series 2017-E, Class C,
4.16%, 11/26/2040 (B)	135,000	133,612
Series 2017-F, Class BFX,
3.62%, 01/25/2041 (B)	265,000	264,033
TAL Advantage V LLC
Series 2014-3A, Class A,
3.27%, 11/21/2039 (B)	970,333	957,674
VOLT LV LLC
Series 2017-NPL2, Class A1,
3.50% (A), 03/25/2047 (B)	215,783	215,883
VOLT LVI LLC
Series 2017-NPL3, Class A1,
3.50% (A), 03/25/2047 (B)	515,291	516,295
VOLT LVII LLC
Series 2017-NPL4, Class A1,
3.38% (A), 04/25/2047 (B)	171,112	171,468
VOLT LXI LLC
Series 2017-NPL8, Class A1,
3.13% (A), 06/25/2047 (B)	270,333	269,844
VOLT LXIII LLC
Series 2017-NP10, Class A1,
3.00% (A), 10/25/2047 (B)	195,000	194,088
WAVE Trust
Series 2017-1A, Class A,
3.84%, 11/15/2042 (B)	518,280	521,519

		24,093,225

Total Asset-Backed Securities (Cost $26,225,057)		26,336,587

CONVERTIBLE BONDS - 4.7%
United States - 4.7%
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/2024	545,000	537,269
1.50%, 10/15/2020	453,000	529,556
Chesapeake Energy Corp.
5.50%, 09/15/2026	660,000	603,663
DISH Network Corp.
2.38%, 03/15/2024 (B)	1,090,000	1,019,941

	Principal	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Echo Global Logistics, Inc.
2.50%, 05/01/2020 (D)	$ 215,000	$ 225,147
Evolent Health, Inc.
2.00%, 12/01/2021	450,000	453,656
Finisar Corp.
0.50%, 12/15/2036 (D)	1,535,000	1,392,807
Greenbrier Cos., Inc.
2.88%, 02/01/2024 (B) (D)	480,000	550,546
Hercules Capital, Inc.
4.38%, 02/01/2022 (B)	50,000	51,000
Insulet Corp.
1.38%, 11/15/2024 (B)	150,000	158,901
Intercept Pharmaceuticals, Inc.
3.25%, 07/01/2023	680,000	539,513
iStar, Inc.
3.13%, 09/15/2022 (B)	525,000	508,518
Macquarie Infrastructure Corp.
2.00%, 10/01/2023	1,080,000	1,028,290
Nabors Industries, Inc.
0.75%, 01/15/2024 (B)	920,000	739,496
Nuance Communications, Inc.
1.25%, 04/01/2025 (B)	450,000	473,318
Sarepta Therapeutics, Inc.
1.50%, 11/15/2024 (B)	190,000	219,178
Teladoc, Inc.
3.00%, 12/15/2022 (B)	485,000	560,696

Total Convertible Bonds (Cost $9,840,542)		9,591,495

CORPORATE DEBT SECURITIES - 59.7%
Argentina - 0.8%
Banco Hipotecario SA
BADLARPP + 2.50%, 23.71% (A), 01/12/2020 (B)	ARS 8,446,000	425,416
BADLARPP + 4.00%, 25.94% (A), 11/07/2022 (B)	7,370,000	376,661
YPF SA
6.95%, 07/21/2027 (B)	$ 505,000	522,524
BADLARPP + 4.00%, 27.13% (A), 07/07/2020 (B)	400,000	365,700

		1,690,301

Austria - 0.5%
BRF GmbH
4.35%, 09/29/2026 (B) (D)	665,000	644,052
OGX Austria GmbH
8.38%, 04/01/2022 03/30/2012 (B) (E) (F)	6,100,000	610
8.50%, 06/01/2018 07/02/2012 (B) (E) (F)	600,000	6
Suzano Austria GMBH
5.75%, 07/14/2026 (B)	285,000	309,938

		954,606

Bermuda - 0.5%
Athene Holding, Ltd.
4.13%, 01/12/2028	610,000	602,008
Sirius International Group, Ltd.
4.60%, 11/01/2026 (B)	330,000	316,173

		918,181

Canada - 2.1%
1011778 BC ULC / New Red Finance, Inc.
5.00%, 10/15/2025 (B)	755,000	755,944

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Canada (continued)
Air Canada Pass-Through Trust
3.55%, 07/15/2031 (B)	$ 405,000	$ 399,761
Baytex Energy Corp.
5.13%, 06/01/2021 (B)	20,000	19,350
5.63%, 06/01/2024 (B)	290,000	271,875
Canadian Natural Resources, Ltd.
3.85%, 06/01/2027	300,000	301,999
6.25%, 03/15/2038	570,000	717,447
MEG Energy Corp.
6.38%, 01/30/2023 (B)	555,000	477,300
6.50%, 01/15/2025 (B) (D)	130,000	127,075
Methanex Corp.
4.25%, 12/01/2024	120,000	120,686
Seven Generations Energy, Ltd.
5.38%, 09/30/2025 (B)	1,020,000	1,030,200

		4,221,637

Cayman Islands - 0.2%
Fibria Overseas Finance, Ltd.
4.00%, 01/14/2025	415,000	416,033

Chile - 0.2%
Latam Airlines Pass-Through Trust
4.20%, 08/15/2029	453,572	456,294

Colombia - 0.5%
Ecopetrol SA
5.88%, 05/28/2045	1,025,000	1,082,656

France - 1.0%
Credit Agricole SA
Fixed until 01/10/2028, 4.00% (A), 01/10/2033 (B)	720,000	711,538
4.38%, 03/17/2025 (B)	250,000	256,505
Societe Generale SA
4.25%, 04/14/2025 (B)	1,115,000	1,127,134

		2,095,177

Italy - 0.6%
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (B)	1,200,000	1,224,949

Luxembourg - 0.8%
Cosan Luxembourg SA
7.00%, 01/20/2027 (B)	530,000	570,386
7.00%, 01/20/2027 (G)	200,000	215,240
Klabin Finance SA
4.88%, 09/19/2027 (B)	515,000	507,919
Millicom International Cellular SA
5.13%, 01/15/2028 (B)	200,000	202,000
Raizen Fuels Finance SA
5.30%, 01/20/2027 (B)	200,000	211,750

		1,707,295

Mexico - 3.1%
America Movil SAB de CV
8.46%, 12/18/2036	MXN 47,400,000	2,301,707
Cemex SAB de CV
7.75%, 04/16/2026 (B) (D)	$ 1,060,000	1,200,450
Grupo Bimbo SAB de CV
4.70%, 11/10/2047 (B) (D)	400,000	395,808
Infraestructura Energetica Nova SAB de CV
3.75%, 01/14/2028 (B)	290,000	282,054
4.88%, 01/14/2048 (B)	205,000	196,288

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mexico (continued)
Mexichem SAB de CV
4.00%, 10/04/2027 (B) (D)	$ 260,000	$ 255,450
Petroleos Mexicanos
7.47%, 11/12/2026	MXN 22,025,500	1,035,263
Unifin Financiera SAB de CV SOFOM ENR
7.25%, 09/27/2023 (B)	$ 655,000	679,562

		6,346,582

Multi-National - 0.5%
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (B)	945,000	935,748
7.25%, 06/01/2021 (B)	60,000	61,200

		996,948

Netherlands - 2.7%
Embraer Netherlands Finance BV
5.05%, 06/15/2025	720,000	746,640
5.40%, 02/01/2027	490,000	521,188
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040	350,000	402,943
Petrobras Global Finance BV
5.63%, 05/20/2043	190,000	171,732
5.75%, 02/01/2029 (C)	840,000	831,054
6.75%, 01/27/2041	1,480,000	1,502,200
6.88%, 01/20/2040	730,000	750,447
7.25%, 03/17/2044	130,000	138,190
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/2046	540,000	411,244

		5,475,638

Norway - 0.2%
Aker BP ASA
6.00%, 07/01/2022 (B)	400,000	418,652

Spain - 0.3%
Banco Santander SA
5.18%, 11/19/2025	600,000	643,415

United Kingdom - 1.7%
Barclays PLC
4.38%, 09/11/2024	1,415,000	1,430,187
4.84%, 05/09/2028	690,000	707,402
5.20%, 05/12/2026	410,000	432,921
Standard Chartered PLC
4.30%, 02/19/2027 (B) (D)	1,015,000	1,017,105

		3,587,615

United States - 43.7%
American Airlines Pass-Through Trust
3.70%, 11/01/2024 - 04/15/2027	1,505,294	1,501,009
3.75%, 04/15/2027	725,000	723,622
4.38%, 04/01/2024	623,462	633,001
4.95%, 08/15/2026	235,000	244,106
Andeavor
4.75%, 12/15/2023	440,000	469,360
5.13%, 12/15/2026	545,000	592,287
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
4.25%, 12/01/2027	195,000	196,125
5.25%, 01/15/2025	110,000	115,385
AT&T, Inc.
4.35%, 06/15/2045	85,000	78,273
4.50%, 03/09/2048	1,050,000	989,281
4.75%, 05/15/2046	195,000	188,890

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2018 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
AT&T, Inc. (continued)
5.25%, 03/01/2037	$ 1,440,000	$ 1,521,747
Aviation Capital Group LLC
3.50%, 11/01/2027 (B)	615,000	588,797
Avnet, Inc.
4.63%, 04/15/2026	1,075,000	1,093,974
Bank of America Corp.
3.95%, 04/21/2025, MTN	1,880,000	1,913,159
4.25%, 10/22/2026, MTN	1,599,000	1,654,966
Brixmor Operating Partnership, LP
3.25%, 09/15/2023	160,000	155,148
3.65%, 06/15/2024	490,000	480,402
4.13%, 06/15/2026	400,000	397,375
Bruce Mansfield Pass-Through Trust
6.85%, , 06/01/2034	1,443,139	566,432
CBRE Services, Inc.
4.88%, 03/01/2026	1,515,000	1,613,956
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2023 (B)	1,070,000	1,090,731
Charter Communications Operating LLC / Charter Communications Operating Capital
6.48%, 10/23/2045	1,110,000	1,295,905
Chesapeake Energy Corp.
4.88%, 04/15/2022	260,000	249,600
5.75%, 03/15/2023	35,000	32,725
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	533,693	555,708
6.90%, 10/19/2023	82,864	87,214
Continental Resources, Inc.
3.80%, 06/01/2024	1,250,000	1,225,000
Cox Communications, Inc.
4.50%, 06/30/2043 (B)	120,000	111,654
4.80%, 02/01/2035 (B)	400,000	398,797
Crown Castle International Corp.
3.80%, 02/15/2028	1,030,000	1,009,050
CVS Pass-Through Trust
4.70%, 01/10/2036 (B)	2,493,549	2,582,070
DDR Corp.
3.90%, 08/15/2024	300,000	306,472
4.70%, 06/01/2027	805,000	839,976
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (B)	2,095,000	2,291,091
8.35%, 07/15/2046 (B)	815,000	1,069,542
Dillard’s, Inc.
7.00%, 12/01/2028	75,000	82,204
7.75%, 07/15/2026	20,000	22,688
Discovery Communications LLC
3.95%, 03/20/2028	580,000	565,565
5.00%, 09/20/2037	260,000	265,565
Energy Transfer, LP
4.05%, 03/15/2025	1,710,000	1,702,469
EnLink Midstream Partners, LP
4.15%, 06/01/2025	350,000	350,607
4.40%, 04/01/2024	105,000	107,207
5.45%, 06/01/2047	1,115,000	1,191,407
Expedia, Inc.
3.80%, 02/15/2028	1,070,000	1,019,980
Ford Motor Credit Co. LLC
4.39%, 01/08/2026, MTN	1,070,000	1,092,838
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	370,000	376,013
General Electric Co.
Fixed until 01/21/2021, 5.00% (A), 01/21/2021 (H)	315,000	318,938

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
General Motors Financial Co., Inc.
5.25%, 03/01/2026	$ 1,855,000	$ 1,997,916
Glencore Funding LLC
3.88%, 10/27/2027 (B)	375,000	367,013
4.63%, 04/29/2024 (B)	1,105,000	1,156,482
Global Atlantic Fin Co
8.63%, 04/15/2021 (B)	705,000	809,156
Halcon Resources Corp.
6.75%, 02/15/2025	133,000	139,983
HCA, Inc.
4.50%, 02/15/2027	270,000	268,988
5.25%, 04/15/2025 - 06/15/2026	845,000	885,667
7.05%, 12/01/2027	180,000	195,075
7.58%, 09/15/2025, MTN	1,020,000	1,152,600
7.69%, 06/15/2025	340,000	384,764
7.75%, 07/15/2036, MTN	125,000	140,313
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.88%, 04/01/2027	430,000	439,675
Hospitality Properties Trust
3.95%, 01/15/2028	665,000	636,399
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
5.88%, 02/01/2022	515,000	524,656
IFM US Colonial Pipeline 2 LLC
6.45%, 05/01/2021 (B)	2,300,000	2,500,808
INVISTA Finance LLC
4.25%, 10/15/2019 (B)	3,725,000	3,776,219
Jabil, Inc.
4.70%, 09/15/2022	1,090,000	1,139,333
Jefferies Group LLC
6.25%, 01/15/2036	1,635,000	1,851,142
JPMorgan Chase & Co.
4.25%, 10/01/2027	2,475,000	2,579,869
Keysight Technologies, Inc.
4.55%, 10/30/2024	1,085,000	1,127,331
Kinder Morgan, Inc.
4.30%, 06/01/2025	1,630,000	1,688,023
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.88%, 08/01/2021 (B)	695,000	717,587
LafargeHolcim Finance US LLC
3.50%, 09/22/2026 (B)	200,000	194,411
Mackinaw Power LLC
6.30%, , 10/31/2023 (B) (F)	623,726	644,902
Marathon Oil Corp.
4.40%, 07/15/2027 (D)	405,000	419,545
Masco Corp.
6.50%, 08/15/2032	895,000	1,072,432
7.75%, 08/01/2029	194,000	248,066
Morgan Stanley
4.35%, 09/08/2026, MTN	3,175,000	3,284,352
New York Life Global Funding
1.50%, 10/24/2019 (B)	2,220,000	2,187,169
NGPL PipeCo LLC
4.38%, 08/15/2022 (B)	195,000	197,009
4.88%, 08/15/2027 (B)	325,000	333,938
Nuance Communications, Inc.
1.00%, 12/15/2035	735,000	714,003
Oasis Petroleum, Inc.
6.88%, 03/15/2022	265,000	272,950
Old Republic International Corp.
3.88%, 08/26/2026	855,000	844,079
4.88%, 10/01/2024	800,000	848,049
Owens Corning
7.00%, 12/01/2036	409,000	533,247

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2018 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
PepsiCo, Inc.
1.35%, 10/04/2019	$ 2,215,000	$ 2,180,170
Pilgrim’s Pride Corp.
5.88%, 09/30/2027 (B)	300,000	300,750
QEP Resources, Inc.
5.25%, 05/01/2023 (D)	213,000	217,260
Quicken Loans, Inc.
5.75%, 05/01/2025 (B)	1,125,000	1,146,094
Retail Opportunity Investments Partnership, LP
4.00%, 12/15/2024	1,980,000	1,921,429
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025	1,000,000	1,093,114
5.88%, 06/30/2026	515,000	573,496
SM Energy Co.
5.00%, 01/15/2024	450,000	442,125
5.63%, 06/01/2025 (D)	205,000	202,950
Southwestern Energy Co.
4.10%, 03/15/2022 (D)	625,000	615,625
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	155,000	154,332
Sunoco Logistics Partners Operations, LP
4.00%, 10/01/2027	895,000	875,770
Tenet Healthcare Corp.
5.13%, 05/01/2025 (B)	470,000	463,538
7.50%, 01/01/2022 (B) (D)	145,000	153,439
Time Warner Cable LLC
4.50%, 09/15/2042	590,000	543,138
5.50%, 09/01/2041	1,080,000	1,125,703
UAL Pass-Through Trust
6.64%, 01/02/2024	1,738,863	1,878,685
United Airlines Pass-Through Trust
3.65%, 04/07/2027 - 07/07/2027	755,000	744,964
Universal Health Services, Inc.
4.75%, 08/01/2022 (B)	440,000	450,472
5.00%, 06/01/2026 (B)	555,000	573,037
Viacom, Inc.
4.38%, 03/15/2043	1,170,000	1,071,070
5.85%, 09/01/2043	285,000	316,666
Whiting Petroleum Corp.
5.75%, 03/15/2021	610,000	631,350

		89,906,639

Virgin Islands, British - 0.3%
Gerdau Trade, Inc.
4.88%, 10/24/2027 (B)	520,000	525,044

Total Corporate Debt Securities (Cost $126,470,954)		122,667,662

FOREIGN GOVERNMENT OBLIGATIONS - 4.0%
Argentina - 0.9%
Argentina POM Politica Monetaria
ARPP7DR, 27.28% (A), 06/21/2020	ARS 18,825,000	1,055,915
Provincia de Buenos Aires
6.50%, 02/15/2023 (B)	$ 410,000	422,300
7.88%, 06/15/2027 (B)	400,000	426,000
BADLARPP + 3.83%, 26.83% (A), 05/31/2022	ARS 1,275,000	66,533

		1,970,748

Malaysia - 1.1%
Malaysia Government Bond
3.44%, 02/15/2021	MYR 8,865,000	2,278,005

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico - 0.8%
Mexico Bonos
Series M,
5.75%, 03/05/2026	MXN 16,033,100	$ 766,450
6.50%, 06/10/2021	16,341,800	851,555

		1,618,005

Supranational - 1.2%
Africa Finance Corp.
3.88%, 04/13/2024 (B)	$ 260,000	260,801
International Bank for Reconstruction & Development
4.25%, 06/20/2019	COP 6,190,000,000	2,172,873

		2,433,674

Total Foreign Government Obligations (Cost $8,528,646)		8,300,432

LOAN ASSIGNMENTS - 1.1%
United States - 1.1%
Chemours Co.
Term Loan B,
1-Month LIBOR + 2.50%, 4.08% (A), 05/12/2022	$ 664,461	669,444
Chesapeake Energy Corp.
Term Loan,
3-Month LIBOR + 7.50%, 8.95% (A), 08/23/2021	1,556,305	1,661,356

Total Loan Assignments (Cost $2,220,766)		2,330,800

MORTGAGE-BACKED SECURITIES - 5.8%
United States - 5.8%
Alternative Loan Trust
Series 2003-22CB, Class 1A1,
5.75%, 12/25/2033	281,236	288,312
Series 2003-9T1, Class A7,
5.50%, 07/25/2033	437,896	445,350
Series 2004-16CB, Class 1A1,
5.50%, 07/25/2034	176,784	181,463
Series 2004-16CB, Class 3A1,
5.50%, 08/25/2034	200,137	205,067
Series 2004-J3, Class 1A1,
5.50%, 04/25/2034	382,918	388,453
Banc of America Funding Trust
Series 2005-7, Class 3A1,
5.75%, 11/25/2035	520,072	546,381
COMM Mortgage Trust
Series 2016-SAVA, Class C,
1-Month LIBOR + 3.00%, 4.55% (A), 10/15/2034 (B)	670,000	671,681
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 4A4,
5.75%, 11/25/2033	104,188	107,479
CSMC OA LLC
Series 2014-USA, Class D,
4.37%, 09/15/2037 (B)	100,000	96,236
GMACM Mortgage Loan Trust
Series 2005-AR4, Class 3A1,
3.97% (A), 07/19/2035	526,511	507,205

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2018 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Grand Avenue Mortgage Loan Trust
Series 2017-RPL1, Class A1,
3.25%, 08/25/2064 (B)	$ 520,000	$ 513,881
GS Mortgage Securities Trust
Series 2007-GG10, Class AM,
5.79% (A), 08/10/2045	219,251	222,594
Hudsons Bay Simon JV Trust
Series 2015-HB10, Class A10,
4.15%, 08/05/2034 (B)	520,000	518,216
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2005-16IP, Class A1,
1-Month LIBOR + 0.64%, 2.20% (A), 07/25/2045	156,568	150,787
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C1, Class C,
6.22% (A), 06/15/2043 (B) (F)	1,211,000	1,196,842
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1,
3.68% (A), 02/25/2035	321,777	318,715
MASTR Alternative Loan Trust
Series 2003-9, Class 4A1,
5.25%, 11/25/2033	318,524	329,047
Series 2004-5, Class 2A1,
6.00%, 06/25/2034	388,563	402,152
SCG Trust
Series 2013-SRP1, Class A,
1-Month LIBOR + 1.65%, 3.21% (A), 11/15/2026 (B)	245,000	245,312
Series 2013-SRP1, Class C,
1-Month LIBOR, 5.06% (A), 11/15/2026 (B)	140,000	140,538
Starwood Retail Property Trust
Series 2014-STAR, Class A,
1-Month LIBOR + 1.22%, 2.78% (A), 11/15/2027 (B)	167,461	167,358
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2004-20, Class 8A7,
5.75%, 11/25/2034	649,603	656,644
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class D,
4.89% (A), 05/10/2063 (B) (F)	345,000	308,031
WFRBS Commercial Mortgage Trust
Series 2011-C2, Class D,
5.65% (A), 02/15/2044 (B)	635,000	636,683
Series 2012-C7, Class E,
4.83% (A), 06/15/2045 (B)	840,000	678,985
Working Cap Solutions Funding LLC
Series 2016-1, Class TSTC,
7.71%, 08/30/2018 (F)	2,000,000	2,000,000

Total Mortgage-Backed Securities (Cost $12,114,440)		11,923,412

U.S. GOVERNMENT OBLIGATIONS - 1.5%
U.S. Treasury - 1.5%
U.S. Treasury Note
1.25%, 06/30/2019	1,045,000	1,033,529
1.75%, 11/15/2020	2,070,000	2,040,891

Total U.S. Government Obligations (Cost $3,101,478)		3,074,420

	Shares	Value
COMMON STOCKS - 1.5%
Brazil - 0.0% (I)
Dommo Energia SA, ADR	1,066	$ 37,016
Colombia - 0.3%
Frontera Energy Corp. (J)	15,581	559,903
United States - 1.2%
Bristol-Myers Squibb Co.	16,527	1,034,590
Whiting Petroleum Corp. (J)	49,024	1,368,750

		2,403,340

Total Common Stocks (Cost $4,679,036)		3,000,259

CONVERTIBLE PREFERRED STOCKS - 1.1%
Bermuda - 0.4%
Bunge, Ltd.,
4.88%	8,074	908,325

United States - 0.7%
Chesapeake Energy Corp.,
5.75%	1,385	831,859
Wells Fargo & Co.,
Series L, Class A, 7.50%	432	552,960

		1,384,819

Total Convertible Preferred Stocks (Cost $2,030,433)		2,293,144

SECURITIES LENDING COLLATERAL - 3.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (K)	6,547,002	6,547,002

Total Securities Lending Collateral (Cost $6,547,002)		6,547,002

	Principal	Value
REPURCHASE AGREEMENT - 7.5%
Fixed Income Clearing Corp., 0.54% (K), dated 01/31/2018, to be repurchased at $15,364,788 on 02/01/2018. Collateralized by a U.S. Government Obligation, 1.42%, due 04/26/2018, and with a value of $15,673,249.	$ 15,364,557	15,364,557

Total Repurchase Agreement (Cost $15,364,557)		15,364,557

Total Investments (Cost $217,122,911)		211,429,770
Net Other Assets (Liabilities) - (2.9)%		(5,907,758)

Net Assets - 100.0%		$ 205,522,012

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2018 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments		Value
Oil, Gas & Consumable Fuels	15.3%		$ 32,260,321
Asset-Backed Securities	12.4		26,336,587
Banks	7.1		15,054,187
Mortgage-Backed Securities	5.6		11,923,412
Foreign Government Obligations	3.9		8,300,432
Media	3.7		7,804,735
Airlines	3.4		7,224,364
Equity Real Estate Investment Trusts	3.0		6,254,769
Insurance	2.6		5,606,634
Diversified Financial Services	2.6		5,558,838
Health Care Providers & Services	2.2		4,667,893
Textiles, Apparel & Luxury Goods	1.8		3,776,219
Electronic Equipment, Instruments & Components	1.6		3,360,638
Technology Hardware, Storage & Peripherals	1.6		3,360,633
Capital Markets	1.5		3,284,352
Food Products	1.5		3,245,883
Consumer Finance	1.5		3,090,754
U.S. Government Obligations	1.4		3,074,420
Food & Staples Retailing	1.4		2,985,013
Diversified Telecommunication Services	1.3		2,778,191
Wireless Telecommunication Services	1.2		2,503,707
Metals & Mining	1.1		2,424,552
Beverages	1.0		2,180,170
Building Products	0.9		1,853,745
Biotechnology	0.9		1,825,516
Real Estate Management & Development	0.8		1,613,956
Pharmaceuticals	0.7		1,445,834
Aerospace & Defense	0.7		1,422,160
Construction Materials	0.7		1,394,861
Communications Equipment	0.7		1,392,807
Paper & Forest Products	0.6		1,233,890
Hotels, Restaurants & Leisure	0.6		1,195,619
Software	0.6		1,187,321
Electric Utilities	0.5		1,123,244
Chemicals	0.5		1,045,580
Transportation Infrastructure	0.5		1,028,290
Internet & Direct Marketing Retail	0.5		1,019,980
Health Care Technology	0.5		1,014,352
Energy Equipment & Services	0.3		739,496
Independent Power & Renewable Electricity Producers	0.3		566,432
Machinery	0.3		550,546
Industrial Conglomerates	0.1		318,938
Air Freight & Logistics	0.1		225,147
Health Care Equipment & Supplies	0.1		158,901
Multiline Retail	0.0	(I)	104,892

Investments, at Value	89.6		189,518,211
Short-Term Investments	10.4		21,911,559

Total Investments	100.0%		$ 211,429,770

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2018 Form N-Q

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$26,336,587	$—	$26,336,587
Convertible Bonds	—	9,591,495	—	9,591,495
Corporate Debt Securities	—	122,667,662	—	122,667,662
Foreign Government Obligations	—	8,300,432	—	8,300,432
Loan Assignments	—	2,330,800	—	2,330,800
Mortgage-Backed Securities	—	11,923,412	—	11,923,412
U.S. Government Obligations	—	3,074,420	—	3,074,420
Common Stocks	3,000,259	—	—	3,000,259
Convertible Preferred Stocks	2,293,144	—	—	2,293,144
Securities Lending Collateral	6,547,002	—	—	6,547,002
Repurchase Agreement	—	15,364,557	—	15,364,557

Total Investments	$11,840,405	$199,589,365	$—	$211,429,770

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the total value of 144A securities is $73,738,387, representing 35.9% of the Fund’s net assets.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,410,886. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2018, the total value of such securities is $616, representing less than 0.1% of the Fund net assets.
(F)	Illiquid security. At January 31, 2018, the value of such securities amounted to $4,150,391 or 2.0% of the Fund’s net assets.
(G)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2018, the value of the Regulation S security is $215,240, representing 0.1% of the Fund’s net assets.
(H)	Perpetual maturity. The date displayed is the next call date.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	Non-income producing securities.
(K)	Rates disclosed reflect the yields at January 31, 2018.
(L)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

ARS	Argentine Peso
COP	Columbian Peso
MXN	Mexican Peso
MYR	Malaysian Ringgit

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
ARPP7DR	Argentina Central Bank 7-Day Repo Reference Rate
AUR	Auction Rate Security
BADLARPP	Argentine Deposit Rates Badlar Private Banks 30-35 Days
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2018 Form N-Q

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Aerospace & Defense - 7.8%
TransDigm Group, Inc.	105,882	$ 33,555,065
United Technologies Corp.	257,503	35,537,989

		69,093,054

Biotechnology - 1.5%
Alnylam Pharmaceuticals, Inc. (A)	64,329	8,361,484
Editas Medicine, Inc. (A)	57,236	2,089,686
Intellia Therapeutics, Inc. (A) (B)	67,044	1,723,031
Intrexon Corp. (A) (B)	84,806	1,102,478

		13,276,679

Capital Markets - 1.5%
S&P Global, Inc.	71,793	13,001,712

Construction Materials - 3.2%
Martin Marietta Materials, Inc.	62,699	14,306,031
Vulcan Materials Co.	104,776	14,186,670

		28,492,701

Diversified Financial Services - 4.0%
Berkshire Hathaway, Inc., Class B (A)	162,769	34,894,418

Health Care Equipment & Supplies - 4.0%
DexCom, Inc. (A) (B)	218,994	12,745,451
Intuitive Surgical, Inc. (A)	51,634	22,288,849

		35,034,300

Health Care Technology - 8.4%
athenahealth, Inc. (A)	223,386	27,992,500
Veeva Systems, Inc., Class A (A)	740,524	46,549,338

		74,541,838

Hotels, Restaurants & Leisure - 4.7%
Starbucks Corp.	734,205	41,710,186

Internet & Direct Marketing Retail - 11.0%
Amazon.com, Inc. (A)	58,405	84,739,231
Priceline Group, Inc. (A)	6,689	12,789,702

		97,528,933

Internet Software & Services - 18.8%
Alphabet, Inc., Class C (A)	49,279	57,653,473
Facebook, Inc., Class A (A)	165,528	30,935,528
MercadoLibre, Inc.	33,970	13,149,787
Tencent Holdings, Ltd.	232,900	13,802,540
Twitter, Inc. (A)	1,445,941	37,319,737
Zillow Group, Inc., Class C (A) (B)	308,228	13,703,817

		166,564,882

IT Services - 1.5%
Mastercard, Inc., Class A	77,815	13,150,735

Life Sciences Tools & Services - 4.7%
Illumina, Inc. (A)	180,376	41,962,673

Road & Rail - 3.8%
Union Pacific Corp.	253,806	33,883,101

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 1.1%
NVIDIA Corp.	39,050	$ 9,598,490

Software - 17.7%
Activision Blizzard, Inc.	590,518	43,775,099
Adobe Systems, Inc. (A)	44,720	8,933,267
salesforce.com, Inc. (A)	424,898	48,400,131
ServiceNow, Inc. (A)	151,951	22,620,946
Snap, Inc., Class A (A) (B)	780,394	10,550,927
Workday, Inc., Class A (A)	186,880	22,405,043

		156,685,413

Textiles, Apparel & Luxury Goods - 3.7%
LVMH Moet Hennessy Louis Vuitton SE	103,927	32,593,114

Total Common Stocks (Cost $563,154,364)		862,012,229

SECURITIES LENDING COLLATERAL - 4.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (C)	36,202,934	36,202,934

Total Securities Lending Collateral (Cost $36,202,934)		36,202,934

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 0.54% (C), dated 01/31/2018, to be repurchased at $9,829,802 on 02/01/2018. Collateralized by a U.S. Government Obligation, 1.42%, due 04/26/2018, and with a value of $10,026,893.	$ 9,829,655	9,829,655

Total Repurchase Agreement (Cost $9,829,655)		9,829,655

Total Investments Excluding Purchased Options (Cost $609,186,953)		908,044,818
Total Purchased Options - 0.1% (Cost $2,459,686)		738,960

Total Investments (Cost $611,646,639)		908,783,778
Net Other Assets (Liabilities) - (2.7)%		(24,189,338)

Net Assets - 100.0%		$ 884,594,440

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Capital Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Call - USD vs. CNH (D)	RBS	USD	7.16	01/18/2019	USD	192,056,432	$833,525	$545,824
Call - USD vs. CNH (D)	RBS	USD	7.52	11/02/2018	USD	201,106,604	832,581	155,254
Call - USD vs. CNH (D)	RBS	USD	7.55	08/16/2018	USD	149,732,158	793,580	37,882

Total							$2,459,686	$738,960

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$815,616,575	$46,395,654	$—	$862,012,229
Securities Lending Collateral	36,202,934	—	—	36,202,934
Repurchase Agreement	—	9,829,655	—	9,829,655
Over-the-Counter Foreign Exchange Options Purchased	—	738,960	—	738,960

Total Investments	$851,819,509	$56,964,269	$—	$908,783,778

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $35,246,897. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at January 31, 2018.
(D)	Illiquid security. At January 31, 2018, the value of such securities amounted to $738,960 or 0.1% of the Fund’s net assets.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

RBS	Royal Bank of Scotland PLC

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Concentrated Growth

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Aerospace & Defense - 3.6%
United Technologies Corp.	54,906	$ 7,577,577

Biotechnology - 5.6%
BioMarin Pharmaceutical, Inc. (A)	82,781	7,469,330
Incyte Corp. (A)	47,964	4,330,669

		11,799,999

Capital Markets - 7.6%
BlackRock, Inc.	12,468	7,004,522
Charles Schwab Corp.	170,305	9,084,069

		16,088,591

Chemicals - 5.5%
Albemarle Corp.	42,891	4,786,207
Sherwin-Williams Co.	16,557	6,906,090

		11,692,297

Distributors - 3.3%
LKQ Corp. (A)	167,117	7,023,927

Electronic Equipment, Instruments & Components - 3.3%
Amphenol Corp., Class A	75,373	6,992,353

Equity Real Estate Investment Trusts - 4.0%
American Tower Corp.	56,789	8,387,735

Health Care Equipment & Supplies - 6.9%
Cooper Cos., Inc.	28,036	6,859,568
Danaher Corp.	76,400	7,737,792

		14,597,360

Health Care Technology - 3.5%
Cerner Corp. (A)	107,990	7,465,349

Household Products - 2.9%
Colgate-Palmolive Co.	81,740	6,068,378

Internet Software & Services - 9.4%
Alphabet, Inc., Class A (A)	9,658	11,417,881
Facebook, Inc., Class A (A)	45,190	8,445,559

		19,863,440

IT Services - 11.4%
Accenture PLC, Class A	41,554	6,677,728
Fiserv, Inc. (A)	60,557	8,528,848
Visa, Inc., Class A	71,184	8,843,188

		24,049,764

Life Sciences Tools & Services - 3.5%
Lonza Group AG, ADR (A)	265,307	7,314,514

Oil, Gas & Consumable Fuels - 5.3%
Enbridge, Inc.	149,959	5,492,998
EOG Resources, Inc.	49,228	5,661,220

		11,154,218

Pharmaceuticals - 2.7%
Roche Holding AG, ADR	185,575	5,752,825

	Shares	Value
COMMON STOCKS (continued)
Professional Services - 3.1%
Verisk Analytics, Inc. (A)	64,793	$ 6,482,540

Software - 5.9%
Adobe Systems, Inc. (A)	35,068	7,005,184
Check Point Software Technologies, Ltd. (A)	51,998	5,377,113

		12,382,297

Specialty Retail - 2.9%
O’Reilly Automotive, Inc. (A)	22,715	6,012,433

Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	47,160	7,895,999

Textiles, Apparel & Luxury Goods - 4.4%
Hanesbrands, Inc. (B)	166,634	3,619,291
NIKE, Inc., Class B	82,893	5,654,960

		9,274,251

Total Common Stocks (Cost $147,397,411)		207,875,847

SECURITIES LENDING COLLATERAL - 1.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (C)	3,572,371	3,572,371

Total Securities Lending Collateral (Cost $3,572,371)		3,572,371

	Principal	Value
REPURCHASE AGREEMENT - 4.1%
Fixed Income Clearing Corp., 0.54% (C), dated 01/31/2018, to be repurchased at $8,582,077 on 02/01/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2020, and with a value of $8,754,957.	$ 8,581,948	8,581,948

Total Repurchase Agreement (Cost $8,581,948)		8,581,948

Total Investments (Cost $159,551,730)		220,030,166
Net Other Assets (Liabilities) - (4.3)%		(8,974,665)

Net Assets - 100.0%		$ 211,055,501

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Concentrated Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$207,875,847	$—	$—	$207,875,847
Securities Lending Collateral	3,572,371	—	—	3,572,371
Repurchase Agreement	—	8,581,948	—	8,581,948

Total Investments	$211,448,218	$8,581,948	$—	$220,030,166

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $3,487,276. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at January 31, 2018.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 12.3%
ABFC Trust
Series 2005-AQ1, Class A4,
4.80% (A), 01/25/2034	$ 238,783	$ 244,893
Academic Loan Funding Trust
Series 2012-1A, Class A1,
1-Month LIBOR + 0.80%, 2.36% (A), 12/27/2022 (B)	13,363	13,370
Series 2013-1A, Class A,
1-Month LIBOR + 0.80%, 2.36% (A), 12/26/2044 (B)	599,897	597,001
Ally Auto Receivables Trust
Series 2016-1, Class A3,
1.47%, 04/15/2020	968,171	965,778
Ally Master Owner Trust
Series 2015-3, Class A,
1.63%, 05/15/2020	1,000,000	999,285
American Credit Acceptance Receivables Trust
Series 2016-2, Class C,
6.09%, 05/12/2022 (B)	800,000	831,483
Series 2016-3, Class A,
1.70%, 11/12/2020 (B)	122,795	122,729
Series 2016-3, Class C,
4.26%, 08/12/2022 (B)	722,000	726,941
Series 2016-4, Class C,
2.91%, 02/13/2023 (B)	530,000	528,552
American Homes 4 Rent Trust
Series 2014-SFR2, Class A,
3.79%, 10/17/2036 (B)	2,087,520	2,144,094
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (B)	200,000	221,616
Series 2014-SFR3, Class D,
5.04%, 12/17/2036 (B)	270,000	287,322
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (B)	725,000	812,839
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (B)	949,515	958,059
Series 2015-SFR1, Class D,
4.41%, 04/17/2052 (B)	1,800,000	1,842,831
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (B)	825,000	889,208
Series 2015-SFR2, Class E,
6.07%, 10/17/2045 (B)	1,155,000	1,281,513
American Tower Trust #1
Series 2013-2A, Class 2A,
3.07%, 03/15/2048 (B)	400,000	398,149
AmeriCredit Automobile Receivables Trust
Series 2015-2, Class A3,
1.27%, 01/08/2020	44,127	44,118
Series 2015-4, Class A3,
1.70%, 07/08/2020	869,390	868,371
Series 2016-1, Class A3,
1.81%, 10/08/2020	296,588	296,356
Series 2016-2, Class A2A,
1.42%, 10/08/2019	84,862	84,847
Series 2016-2, Class A3,
1.60%, 11/09/2020	342,000	341,292
Series 2016-4, Class B,
1.83%, 12/08/2021	700,000	690,513
Series 2017-1, Class B,
2.30%, 02/18/2022	406,000	403,415
Series 2017-1, Class C,
2.71%, 08/18/2022	218,000	216,391
Series 2017-1, Class D,
3.13%, 01/18/2023	489,000	487,347

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Anchor Assets IX LLC
Series 2016-1, Class A,
5.13%, 02/15/2020 (B) (C)	$ 3,000,000	$ 3,000,000
AXIS Equipment Finance Receivables III LLC
Series 2015-1A, Class A2,
1.90%, 03/20/2020 (B)	43,198	43,152
B2R Mortgage Trust
Series 2015-1, Class A1,
2.52%, 05/15/2048 (B)	246,530	244,395
Series 2015-2, Class A,
3.34%, 11/15/2048 (B)	1,302,844	1,307,015
Series 2016-1, Class A,
2.57%, 06/15/2049 (B)	1,421,779	1,392,571
Banc of America Funding Corp.
Series 2012-R6, Class 1A1,
3.00%, 10/26/2039 (B) (C)	63,829	63,166
BCC Funding Corp. X
Series 2015-1, Class A2,
2.22%, 10/20/2020 (B)	153,007	152,772
BCC Funding XIII LLC
Series 2016-1, Class A2,
2.20%, 12/20/2021 (B)	586,131	583,985
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (B)	222,489	219,148
Cabela’s Credit Card Master Note Trust
Series 2015-2, Class A1,
2.25%, 07/17/2023	185,000	183,504
California Republic Auto Receivables Trust
Series 2015-1, Class A4,
1.82%, 09/15/2020	782,141	780,552
CAM Mortgage Trust
Series 2017-1, Class A1,
3.22% (A), 08/01/2057 (B)	370,206	369,141
Camillo Trust
Series 2016-SFR1,
5.00%, 12/05/2023 (B) (C)	1,918,767	1,914,571
CarFinance Capital Auto Trust
Series 2015-1A, Class A,
1.75%, 06/15/2021 (B)	48,905	48,833
CarMax Auto Owner Trust
Series 2016-2, Class A3,
1.52%, 02/16/2021	543,000	540,210
CarNow Auto Receivables Trust
Series 2016-1A, Class A,
2.26%, 05/15/2019 (B)	122,377	122,290
Series 2016-1A, Class B,
3.49%, 02/15/2021 (B)	810,000	811,008
Series 2017-1A, Class A,
2.92%, 09/15/2022 (B)	740,511	738,707
Chase Funding Trust
Series 2003-2, Class 2A2,
1-Month LIBOR + 0.56%, 2.12% (A), 02/25/2033	419,129	395,389
Series 2003-6, Class 1A5,
5.10% (A), 11/25/2034	281,677	290,885
Chrysler Capital Auto Receivables Trust
Series 2016-AA, Class A3,
1.77%, 10/15/2020 (B)	1,082,649	1,081,139
CIG Auto Receivables Trust
Series 2017-1A, Class A,
2.71%, 05/15/2023 (B)	752,934	750,146

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Citi Held For Asset Issuance
Series 2016-MF1, Class A,
4.48%, 08/15/2022 (B)	$ 156,384	$ 157,076
Series 2016-MF1, Class B,
6.64%, 08/15/2022 (B)	1,500,000	1,533,405
Series 2016-PM1, Class A,
4.65%, 04/15/2025 (B)	59,405	59,515
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP1, Class A,
3.95% (A), 04/25/2032 (B)	6,103	6,048
CLUB Credit Trust
Series 2017-NP1, Class A,
2.39%, 04/17/2023 (B)	147,730	147,774
Series 2017-P2, Class A,
2.61%, 01/15/2024 (B)	1,642,277	1,641,487
Colony American Finance, Ltd.
Series 2016-2, Class A,
2.55%, 11/15/2048 (B)	683,689	670,720
COOF Securitization Trust, Ltd., Interest Only STRIPS
Series 2014-1, Class A,
2.74% (A), 06/25/2040 (B)	534,743	48,172
CPS Auto Receivables Trust
Series 2014-D, Class C,
4.35%, 11/16/2020 (B)	125,000	127,438
Series 2015-A, Class A,
1.53%, 07/15/2019 (B)	9,130	9,127
Series 2015-A, Class C,
4.00%, 02/16/2021 (B)	100,000	101,544
Series 2015-B, Class A,
1.65%, 11/15/2019 (B)	128,505	128,429
Series 2015-C, Class D,
4.63%, 08/16/2021 (B)	482,000	492,088
Series 2016-A, Class A,
2.25%, 10/15/2019 (B)	88,770	88,787
Series 2016-A, Class B,
3.34%, 05/15/2020 (B)	1,689,877	1,698,675
Series 2016-B, Class A,
2.07%, 11/15/2019 (B)	93,126	93,130
Series 2016-B, Class B,
3.18%, 09/15/2020 (B)	491,000	494,014
Series 2016-C, Class C,
3.27%, 06/15/2022 (B)	840,000	844,220
Series 2017-C, Class C,
2.86%, 06/15/2023 (B)	1,150,000	1,143,820
Credit Acceptance Auto Loan Trust
Series 2015-2A, Class A,
2.40%, 02/15/2023 (B)	658,066	658,708
Series 2017-1A, Class A,
2.56%, 10/15/2025 (B)	621,000	617,978
Series 2017-1A, Class B,
3.04%, 12/15/2025 (B)	272,000	270,581
Series 2017-1A, Class C,
3.48%, 02/17/2026 (B)	250,000	248,919
Series 2017-2A, Class C,
3.35%, 06/15/2026 (B)	272,000	266,821
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (B)	1,130,749	1,112,587
Drive Auto Receivables Trust
Series 2015-AA, Class D,
4.12%, 07/15/2022 (B)	294,000	297,733
Series 2015-BA, Class D,
3.84%, 07/15/2021 (B)	640,000	648,487
Series 2015-DA, Class D,
4.59%, 01/17/2023 (B)	396,000	406,325
Series 2016-AA, Class C,
3.91%, 05/17/2021 (B)	1,614,432	1,628,614

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Drive Auto Receivables Trust (continued)
Series 2016-BA, Class B,
2.56%, 06/15/2020 (B)	$ 148,616	$ 148,710
Series 2016-CA, Class D,
4.18%, 03/15/2024 (B)	1,126,000	1,150,216
Series 2017-1, Class C,
2.84%, 04/15/2022	1,173,000	1,174,198
Series 2017-1, Class D,
3.84%, 03/15/2023	1,983,000	2,011,877
Series 2017-2, Class C,
2.75%, 09/15/2023	1,869,000	1,863,430
Series 2017-3, Class D,
3.53%, 12/15/2023 (B)	3,800,000	3,782,326
Series 2017-AA, Class B,
2.51%, 01/15/2021 (B)	305,000	305,546
Series 2017-AA, Class C,
2.98%, 01/18/2022 (B)	485,000	486,766
Series 2017-AA, Class D,
4.16%, 05/15/2024 (B)	648,000	663,854
DT Asset Trust
Series 2017, Class B,
5.84%, 12/16/2022 (B) (C) (D)	1,100,000	1,100,000
DT Auto Owner Trust
Series 2016-2A, Class C,
3.67%, 01/18/2022 (B)	174,000	175,156
Series 2016-3A, Class B,
2.65%, 07/15/2020 (B)	413,831	414,115
Series 2016-4A, Class B,
2.02%, 08/17/2020 (B)	335,000	334,898
Series 2016-4A, Class D,
3.77%, 10/17/2022 (B)	578,700	575,849
Series 2017-1A, Class D,
3.55%, 11/15/2022 (B)	588,000	588,217
Series 2017-2A, Class C,
3.03%, 01/17/2023 (B)	946,000	947,287
Series 2017-3A, Class D,
3.58%, 05/15/2023 (B)	534,000	533,286
Engs Commercial Finance Trust
Series 2016-1A, Class A2,
2.63%, 02/22/2022 (B)	312,237	309,841
Exeter Automobile Receivables Trust
Series 2014-2A, Class C,
3.26%, 12/16/2019 (B)	67,991	68,218
Series 2015-2A, Class C,
3.90%, 03/15/2021 (B)	225,000	227,250
Series 2016-1A, Class A,
2.35%, 07/15/2020 (B)	66,948	66,971
Series 2016-1A, Class C,
5.52%, 10/15/2021 (B)	890,000	910,724
Series 2016-2A, Class A,
2.21%, 07/15/2020 (B)	212,213	212,264
Series 2016-2A, Class B,
3.64%, 02/15/2022 (B)	600,000	606,100
Series 2016-3A, Class A,
1.84%, 11/16/2020 (B)	686,436	685,272
Series 2016-3A, Class B,
2.84%, 08/16/2021 (B)	426,000	427,138
Series 2017-1A, Class C,
3.95%, 12/15/2022 (B)	315,000	319,247
Series 2017-3A, Class A,
2.05%, 12/15/2021 (B)	616,283	614,024
First Investors Auto Owner Trust
Series 2014-3A, Class A3,
1.67%, 11/16/2020 (B)	34,718	34,701
Series 2016-1A, Class A1,
1.92%, 05/15/2020 (B)	81,572	81,554
Series 2016-2A, Class A1,
1.53%, 11/16/2020 (B)	226,126	225,641

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
First Investors Auto Owner Trust (continued)
Series 2017-2A, Class B,
2.65%, 11/15/2022 (B)	$ 866,000	$ 858,948
Series 2017-2A, Class C,
3.00%, 08/15/2023 (B)	1,500,000	1,474,247
Series 2017-3A, Class A2,
2.41%, 12/15/2022 (B)	1,089,000	1,078,663
FirstKey Lending Trust
Series 2015-SFR1, Class A,
2.55%, 03/09/2047 (B)	1,637,654	1,632,755
Series 2015-SFR1, Class B,
3.42%, 03/09/2047 (B)	385,000	384,767
Flagship Credit Auto Trust
Series 2014-1, Class B,
2.55%, 02/18/2020 (B)	8,309	8,311
Series 2015-1, Class A,
1.63%, 06/15/2020 (B)	37,898	37,877
Series 2015-3, Class A,
2.38%, 10/15/2020 (B)	337,352	337,676
Series 2015-3, Class B,
3.68%, 03/15/2022 (B)	252,000	254,833
Series 2015-3, Class C,
4.65%, 03/15/2022 (B)	189,000	192,454
Series 2016-1, Class A,
2.77%, 12/15/2020 (B)	280,821	281,746
Series 2016-1, Class C,
6.22%, 06/15/2022 (B)	1,050,000	1,102,154
Series 2016-2, Class A1,
2.28%, 05/15/2020 (B)	92,104	92,125
Series 2016-4, Class C,
2.71%, 11/15/2022 (B)	747,000	739,275
Ford Credit Auto Owner Trust
Series 2015-A, Class A3,
1.28%, 09/15/2019	37,410	37,369
Series 2016-B, Class A3,
1.33%, 10/15/2020	583,000	579,919
GLS Auto Receivables Trust
Series 2015-1A, Class A,
2.25%, 12/15/2020 (B)	51,854	51,829
Series 2016-1A, Class A,
2.73%, 10/15/2020 (B)	239,341	239,614
Series 2016-1A, Class B,
4.39%, 01/15/2021 (B)	360,000	364,136
Series 2016-1A, Class C,
6.90%, 10/15/2021 (B)	700,000	735,204
Series 2017-1A, Class B,
2.98%, 12/15/2021 (B)	1,300,000	1,290,811
GM Financial Automobile Leasing Trust
Series 2017-2, Class A4,
2.18%, 06/21/2021	279,000	277,215
GMAT Trust
Series 2013-1A, Class A,
6.97% (A), 11/25/2043 (B)	47,105	47,155
GO Financial Auto Securitization Trust
Series 2015-2, Class B,
4.80%, 08/17/2020 (B)	202,124	202,949
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (B)	158,188	156,963
Golden Bear LLC
Series 2016-R, Class R,
5.65%, 09/20/2047 (B)	740,073	744,480
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051 (B) (C) (D)	2,120,000	2,092,024
Series 2017-1A, Class A,
3.74%, 10/15/2052 (B)	355,104	344,951

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Goodgreen Trust (continued)
Series 2017-2A, Class A,
3.26%, 10/15/2053 (B)	$ 1,681,782	$ 1,636,361
Hero Funding Trust
Series 2016-3A, Class A1,
3.08%, 09/20/2042 (B)	503,641	490,369
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (B)	1,236,871	1,252,310
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (B)	1,537,057	1,559,977
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (B)	448,971	442,592
Honda Auto Receivables Owner Trust
Series 2016-1, Class A3,
1.22%, 12/18/2019	730,708	727,796
Hyundai Auto Receivables Trust
Series 2015-B, Class A3,
1.12%, 11/15/2019	77,535	77,325
Series 2016-A, Class A3,
1.56%, 09/15/2020	368,000	366,304
Kabbage Asset Securitization LLC
Series 2017-1, Class A,
4.57%, 03/15/2022 (B)	3,375,000	3,427,700
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.82% (A), 08/25/2038 (B)	2,803,986	66,539
Series 2014-2, Class A,
3.25% (A), 04/25/2040 (B)	476,214	38,683
LendingClub Issuance Trust
Series 2016-NP1, Class A,
3.75%, 06/15/2022 (B)	80,770	80,951
Series 2016-NP2, Class A,
3.00%, 01/17/2023 (B)	126,509	126,572
Lendmark Funding Trust
Series 2016-A, Class A,
4.82%, 08/21/2023 (B)	1,370,000	1,387,364
Series 2017-1A, Class A,
2.83%, 12/22/2025 (B)	830,000	828,472
Series 2017-1A, Class B,
3.77%, 12/22/2025 (B)	2,200,000	2,190,704
Series 2017-1A, Class C,
5.41%, 12/22/2025 (B)	1,850,000	1,910,486
LV Tower 52
Series 2013-1, Class A,
5.75%, 02/15/2023 (B) (C)	1,389,683	1,389,683
Mariner Finance Issuance Trust
Series 2017-AA, Class A,
3.62%, 02/20/2029 (B)	1,109,000	1,117,312
Marlette Funding Trust
Series 2016-1A, Class A,
3.06%, 01/17/2023 (B)	238,162	238,466
Series 2017-1A, Class A,
2.83%, 03/15/2024 (B)	841,054	843,733
Series 2017-2A, Class A,
2.39%, 07/15/2024 (B)	2,732,051	2,733,887
Series 2018-1A, Class A,
2.61%, 03/15/2028 (B)	1,639,000	1,640,481
Murray Hill Marketplace Trust
Series 2016-LC1, Class A,
4.19%, 11/25/2022 (B)	10,238	10,248
Nationstar HECM Loan Trust
Series 2017-1A, Class M1,
2.94%, 05/25/2027 (B)	160,000	159,779
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (B)	930,000	918,140

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
New Residential Advanced Receivables Trust (continued)
Series 2016-T2, Class CT2,
3.51%, 10/15/2049 (B)	$ 625,000	$ 619,772
Nissan Auto Receivables Owner Trust
Series 2016-B, Class A3,
1.32%, 01/15/2021	476,000	472,253
NRPL Trust
Series 2015-1A, Class A1,
3.88% (A), 11/01/2054 (B)	508,155	507,894
Series 2015-2A, Class A1,
3.75% (A), 10/25/2057 (B)	669,874	672,098
Series 2015-2A, Class A2,
3.75% (A), 10/25/2057 (B)	500,000	492,213
NRZ Advance Receivables Trust
Series 2016-T1, Class AT1,
2.75%, 06/15/2049 (B)	423,000	417,598
Ocwen Master Advance Receivables Trust
Series 2016-T1, Class AT1,
2.52%, 08/17/2048 (B)	1,855,000	1,852,943
Series 2016-T1, Class DT1,
4.25%, 08/17/2048 (B)	940,599	932,019
Series 2017-T1, Class AT1,
2.50%, 09/15/2048 (B)	432,000	432,067
OnDeck Asset Securitization Trust II LLC
Series 2016-1A, Class A,
4.21%, 05/17/2020 (B)	837,000	839,709
Series 2016-1A, Class B,
7.63%, 05/17/2020 (B)	273,000	276,986
OneMain Direct Auto Receivables Trust
Series 2016-1A, Class A,
2.04%, 01/15/2021 (B)	160,497	160,504
OneMain Financial Issuance Trust
Series 2015-1A, Class A,
3.19%, 03/18/2026 (B)	858,582	862,117
Series 2015-1A, Class B,
3.85%, 03/18/2026 (B)	500,000	502,961
Series 2015-2A, Class A,
2.57%, 07/18/2025 (B)	664,234	664,210
Series 2015-2A, Class B,
3.10%, 07/18/2025 (B)	372,000	372,234
Series 2016-1A, Class A,
3.66%, 02/20/2029 (B)	960,000	971,558
Oportun Funding II LLC
Series 2016-A, Class A,
4.70%, 03/08/2021 (B)	1,257,000	1,265,179
Series 2016-A, Class B,
6.41%, 03/08/2021 (B)	405,000	409,031
Oportun Funding III LLC
Series 2016-B, Class A,
3.69%, 07/08/2021 (B)	952,000	960,532
Series 2016-B, Class B,
5.16%, 07/08/2021 (B)	642,000	651,795
Oportun Funding IV LLC
Series 2016-C, Class B,
4.85%, 11/08/2021 (B)	472,769	476,123
Oportun Funding VI LLC
Series 2017-A, Class A,
3.23%, 06/08/2023 (B)	616,000	610,123
Oportun Funding VII LLC
Series 2017-B, Class A,
3.22%, 10/10/2023 (B)	542,000	536,142
Progress Residential Trust
Series 2015-SFR2, Class A,
2.74%, 06/12/2032 (B)	2,729,233	2,712,396
Series 2015-SFR2, Class B,
3.14%, 06/12/2032 (B)	478,000	476,640
Series 2015-SFR3, Class A,
3.07%, 11/12/2032 (B)	2,478,973	2,479,122

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Progress Residential Trust (continued)
Series 2015-SFR3, Class D,
4.67%, 11/12/2032 (B)	$ 700,000	$ 717,508
Series 2015-SFR3, Class E,
5.66%, 11/12/2032 (B)	275,000	286,035
Series 2017-SFR1, Class C,
3.32%, 08/17/2034 (B)	3,000,000	2,953,076
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A,
2.56%, 06/15/2023 (B)	460,345	460,992
Series 2017-2A, Class A,
2.41%, 09/15/2023 (B)	722,689	722,807
Series 2017-3A, Class A,
2.36%, 11/15/2023 (B)	1,454,423	1,453,628
RBSHD Trust
Series 2013-1A, Class A,
7.69% (A), 10/25/2047 (B) (C)	200,342	200,792
Renew
Series 2017-1A, Class A,
3.67%, 09/20/2052 (B)	490,687	475,985
Rice Park Financing Trust
Series 2016-A, Class A,
4.63%, 10/31/2041 (B) (C)	2,046,952	2,046,952
Santander Drive Auto Receivables Trust
Series 2016-2, Class A3,
1.56%, 05/15/2020	280,444	280,291
Saxon Asset Securities Trust
Series 2003-1, Class AF6,
4.73% (A), 06/25/2033	36,589	36,955
Sierra Auto Receivables Securitization Trust
Series 2016-1A, Class A,
2.85%, 01/18/2022 (B)	91,945	92,063
SoFi Consumer Loan Program LLC
Series 2016-2A, Class A,
3.09%, 10/27/2025 (B)	399,649	405,780
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (B)	441,384	442,760
Springleaf Funding Trust
Series 2015-AA, Class A,
3.16%, 11/15/2024 (B)	1,153,000	1,155,933
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2002-AL1, Class A2,
3.45%, 02/25/2032	115,563	114,470
Series 2004-6XS, Class A5A,
6.03% (A), 03/25/2034	213,656	217,470
Series 2004-6XS, Class A5B,
6.05% (A), 03/25/2034	213,656	218,998
Toyota Auto Receivables Owner Trust
Series 2016-B, Class A3,
1.30%, 04/15/2020	394,558	392,794
Tricolor Auto Securitization Trust
Series 2017-1, Class A,
5.09%, 05/15/2020 (B) (C)	651,881	649,337
Tricon American Homes Trust
Series 2016-SFR1, Class A,
2.59%, 11/17/2033 (B)	664,000	649,478
U.S. Residential Opportunity Fund IV Trust
Series 2017-1III, Class A,
3.35% (A), 11/27/2037 (B)	3,973,920	3,952,087
Series 2017-1IV, Class A,
3.35% (A), 11/27/2037 (B)	2,183,825	2,183,825
United Auto Credit Securitization Trust
Series 2017-1, Class A,
1.89%, 05/10/2019 (B)	419,149	419,038

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Upstart Securitization Trust
Series 2017-1, Class A,
2.64%, 06/20/2024 (B)	$ 546,137	$ 546,475
Verizon Owner Trust
Series 2016-1A, Class A,
1.42%, 01/20/2021 (B)	163,000	161,723
Series 2017-3A, Class A1A,
2.06%, 04/20/2022 (B)	1,801,000	1,782,788
VM DEBT LLC
Series 2017-1, Class A,
6.50%, 10/02/2024 (B) (C)	1,450,000	1,450,000
VOLT LIV LLC
Series 2017-NPL1, Class A1,
3.50% (A), 02/25/2047 (B)	374,192	373,545
VOLT LIX LLC
Series 2017-NPL6, Class A1,
3.25% (A), 05/25/2047 (B)	429,551	429,354
VOLT LV LLC
Series 2017-NPL2, Class A1,
3.50% (A), 03/25/2047 (B)	402,547	402,734
VOLT LVI LLC
Series 2017-NPL3, Class A1,
3.50% (A), 03/25/2047 (B)	1,050,100	1,052,147
VOLT LVII LLC
Series 2017-NPL4, Class A1,
3.38% (A), 04/25/2047 (B)	752,339	753,908
VOLT LVIII LLC
Series 2017-NPL5, Class A1,
3.38% (A), 05/28/2047 (B)	459,967	460,184
VOLT LX LLC
Series 2017-NPL7, Class A1,
3.25% (A), 06/25/2047 (B)	684,511	683,915
VOLT LXI LLC
Series 2017-NPL8, Class A1,
3.13% (A), 06/25/2047 (B)	812,367	810,899
VOLT LXIV LLC
Series 2017-NP11, Class A1,
3.38% (A), 10/25/2047 (B)	2,935,735	2,931,307
VOLT XL LLC
Series 2015-NP14, Class A1,
4.38% (A), 11/27/2045 (B)	186,553	186,793
VOLT XXV LLC
Series 2015-NPL8, Class A1,
3.50% (A), 06/26/2045 (B)	807,942	808,759
Westgate Resorts LLC
Series 2017-1A, Class A,
3.05%, 12/20/2030 (B)	485,902	483,469
Westlake Automobile Receivables Trust
Series 2015-3A, Class D,
4.40%, 05/17/2021 (B)	500,000	505,138
Series 2016-2A, Class A2,
1.57%, 06/17/2019 (B)	158,404	158,333
Series 2016-2A, Class D,
4.10%, 06/15/2021 (B)	280,000	284,831
Series 2017-1A, Class C,
2.70%, 10/17/2022 (B)	374,000	374,383
World Omni Auto Receivables Trust
Series 2015-A, Class A3,
1.34%, 05/15/2020	36,906	36,845

Total Asset-Backed Securities (Cost $166,864,578)		167,153,277

CORPORATE DEBT SECURITIES - 25.2%
Aerospace & Defense - 0.4%
Airbus SE
3.15%, 04/10/2027 (B)	327,000	321,654
3.95%, 04/10/2047 (B)	150,000	155,086

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
BAE Systems Holdings, Inc.
3.80%, 10/07/2024 (B)	$ 230,000	$ 235,103
3.85%, 12/15/2025 (B)	250,000	253,823
BAE Systems PLC
5.80%, 10/11/2041 (B)	239,000	291,288
Harris Corp.
3.83%, 04/27/2025	400,000	407,632
4.85%, 04/27/2035	130,000	142,008
Lockheed Martin Corp.
3.10%, 01/15/2023	89,000	89,494
4.07%, 12/15/2042	120,000	123,833
4.09%, 09/15/2052	436,000	443,032
4.50%, 05/15/2036	550,000	604,519
Northrop Grumman Corp.
3.20%, 02/01/2027	268,000	263,217
3.25%, 01/15/2028	130,000	127,565
3.85%, 04/15/2045	49,000	48,222
Precision Castparts Corp.
3.25%, 06/15/2025	150,000	151,079
4.20%, 06/15/2035	150,000	157,874
Rockwell Collins, Inc.
3.20%, 03/15/2024	140,000	138,948
Textron, Inc.
3.65%, 03/15/2027	171,000	170,963
United Technologies Corp.
4.15%, 05/15/2045	148,000	153,437
4.50%, 06/01/2042	257,000	278,687
6.70%, 08/01/2028	260,000	331,414
8.88%, 11/15/2019	250,000	277,281

		5,166,159

Air Freight & Logistics - 0.1%
FedEx Corp.
3.25%, 04/01/2026 (E)	151,000	150,142
3.90%, 02/01/2035	96,000	95,984
4.10%, 04/15/2043	130,000	131,688
United Parcel Service of America, Inc.
8.38%, 04/01/2020	60,000	67,363
8.38% (F), 04/01/2030	200,000	279,150

		724,327

Airlines - 0.5%
Air Canada Pass-Through Trust
3.30%, 07/15/2031 (B)	285,000	281,685
3.55%, 07/15/2031 (B)	405,000	399,762
4.13%, 11/15/2026 (B)	100,344	103,284
American Airlines Pass-Through Trust
3.00%, 04/15/2030	978,221	952,650
3.65%, 02/15/2029 - 12/15/2029	924,476	933,561
3.70%, 04/15/2027 - 04/01/2028	731,140	735,588
5.25%, 07/31/2022	51,264	53,955
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	203,346	210,666
5.98%, 10/19/2023	215,684	233,780
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	78,763	81,426
4.95%, 11/23/2020	103,220	105,542
5.30%, 10/15/2020	40,948	42,111
6.82%, 02/10/2024	106,541	119,507
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	276,000	273,718
United Airlines Pass-Through Trust
2.88%, 04/07/2030	600,000	576,288
3.45%, 01/07/2030	302,796	299,685

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
United Airlines Pass-Through Trust (continued)
3.65%, 07/07/2027	$ 230,000	$ 226,885
3.70%, 09/01/2031 (G)	774,000	774,000

		6,404,093

Automobiles - 0.2%
Ford Motor Co.
7.45%, 07/16/2031	1,300,000	1,654,731
General Motors Co.
5.15%, 04/01/2038	260,000	272,343
6.60%, 04/01/2036	606,000	734,530
KIA Motors Corp.
2.63%, 04/21/2021 (B)	200,000	196,540

		2,858,144

Banks - 4.4%
ABN AMRO Bank NV
2.10%, 01/18/2019 (B)	279,000	278,297
4.75%, 07/28/2025 (B)	600,000	627,932
ANZ New Zealand International, Ltd.
2.60%, 09/23/2019 (B)	219,000	219,191
2.85%, 08/06/2020 (B)	250,000	250,610
3.45%, 07/17/2027 (B)	222,000	218,973
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026 (B)	200,000	204,658
4.88%, 01/12/2021, MTN (B)	137,000	144,746
Banco Santander SA
3.13%, 02/23/2023	200,000	196,773
Bank of America Corp.
2.50%, 10/21/2022, MTN	27,000	26,395
Fixed until 04/24/2022, 2.88% (A), 04/24/2023	50,000	49,558
Fixed until 12/20/2022, 3.00% (A), 12/20/2023 (B)	2,539,000	2,513,107
Fixed until 01/20/2022, 3.12% (A), 01/20/2023, MTN	1,037,000	1,039,152
3.25%, 10/21/2027, MTN	398,000	388,808
3.30%, 01/11/2023, MTN	1,563,000	1,577,532
Fixed until 01/23/2025, 3.37% (A), 01/23/2026	200,000	199,573
Fixed until 12/20/2027, 3.42% (A), 12/20/2028 (B)	306,000	300,827
Fixed until 04/24/2027, 3.71% (A), 04/24/2028	1,300,000	1,312,965
3.95%, 04/21/2025, MTN	595,000	605,494
4.00%, 01/22/2025, MTN	140,000	143,226
4.45%, 03/03/2026, MTN	222,000	232,928
5.88%, 02/07/2042, MTN	400,000	519,019
6.88%, 04/25/2018, MTN	600,000	606,738
Bank of Montreal
1.40%, 04/10/2018	250,000	249,810
1.50%, 07/18/2019, MTN	261,000	257,465
2.35%, 09/11/2022, MTN	200,000	194,298
Bank of Nova Scotia
1.45%, 04/25/2018	455,000	454,612
1.85%, 04/14/2020 (E)	400,000	394,331
1.88%, 09/20/2021 (B)	330,000	317,070
2.45%, 09/19/2022 (E)	200,000	195,072
Banque Federative du Credit Mutuel SA
2.00%, 04/12/2019 (B)	200,000	198,826
Barclays PLC
3.65%, 03/16/2025	223,000	219,859
3.68%, 01/10/2023	629,000	633,859
4.38%, 01/12/2026	863,000	884,988
BB&T Corp.
2.63%, 06/29/2020, MTN	300,000	300,502

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
BB&T Corp. (continued)
5.25%, 11/01/2019	$ 90,000	$ 94,007
6.85%, 04/30/2019, MTN	250,000	263,577
BNP Paribas SA
3.38%, 01/09/2025 (B)	320,000	316,336
BNZ International Funding, Ltd.
2.65%, 11/03/2022 (B)	650,000	633,933
BPCE SA
4.63%, 07/11/2024 (B)	600,000	622,280
Canadian Imperial Bank of Commerce
2.25%, 07/21/2020 (B) (E)	234,000	231,949
2.55%, 06/16/2022	350,000	344,216
Citigroup, Inc.
2.05%, 12/07/2018	300,000	299,703
2.15%, 07/30/2018	219,000	219,116
2.35%, 08/02/2021	192,000	188,158
2.40%, 02/18/2020	800,000	796,218
2.70%, 03/30/2021	474,000	471,024
2.75%, 04/25/2022	650,000	641,204
Fixed until 01/24/2022, 3.14% (A), 01/24/2023	370,000	370,072
3.40%, 05/01/2026	400,000	395,325
Fixed until 07/24/2027, 3.67% (A), 07/24/2028	900,000	901,554
3.70%, 01/12/2026	1,350,000	1,366,301
Fixed until 01/24/2038, 3.88% (A), 01/24/2039 (E)	100,000	100,812
4.13%, 07/25/2028	85,000	86,353
4.40%, 06/10/2025	398,000	413,599
4.75%, 05/18/2046	400,000	433,652
8.13%, 07/15/2039	56,000	88,566
Citizens Financial Group, Inc.
2.38%, 07/28/2021	78,000	76,440
4.30%, 12/03/2025	77,000	79,190
Comerica, Inc.
2.13%, 05/23/2019	250,000	248,961
Commonwealth Bank of Australia
2.50%, 09/18/2022 (B)	300,000	293,238
4.50%, 12/09/2025 (B) (E)	200,000	207,133
Cooperatieve Rabobank UA
3.88%, 02/08/2022	300,000	310,405
5.80%, 09/30/2110 (B)	300,000	378,411
Credit Agricole SA
4.13%, 01/10/2027 (B)	250,000	257,214
4.38%, 03/17/2025 (B)	200,000	205,204
Danske Bank A/S
2.00%, 09/08/2021 (B)	201,000	194,722
2.70%, 03/02/2022 (B)	213,000	210,675
Discover Bank
4.20%, 08/08/2023	550,000	569,793
Fifth Third Bancorp
2.88%, 07/27/2020	208,000	209,079
Fifth Third Bank
2.38%, 04/25/2019	270,000	269,652
3.85%, 03/15/2026	200,000	201,745
HSBC Holdings PLC
2.65%, 01/05/2022	250,000	246,226
3.60%, 05/25/2023	2,007,000	2,040,240
4.00%, 03/30/2022	911,000	944,414
Fixed until 03/13/2027, 4.04% (A), 03/13/2028	695,000	712,043
4.25%, 03/14/2024	500,000	514,901
Huntington Bancshares, Inc.
2.30%, 01/14/2022	475,000	461,887
3.15%, 03/14/2021	282,000	284,201
Huntington National Bank
2.00%, 06/30/2018	250,000	250,022

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Industrial & Commercial Bank of China, Ltd.
2.45%, 10/20/2021	$ 400,000	$ 388,857
ING Bank NV
1.65%, 08/15/2019 (B)	260,000	256,194
2.00%, 11/26/2018 (B)	200,000	199,536
ING Groep NV
3.95%, 03/29/2027	200,000	204,606
Intesa Sanpaolo SpA
3.88%, 07/14/2027 - 01/12/2028 (B)	606,000	593,210
KeyBank NA
3.18%, 10/15/2027	250,000	248,439
Lloyds Banking Group PLC
Fixed until 11/07/2022, 2.91% (A), 11/07/2023	200,000	195,120
3.75%, 01/11/2027	547,000	545,009
4.58%, 12/10/2025	200,000	206,207
Macquarie Bank, Ltd.
2.60%, 06/24/2019 (B)	100,000	100,084
3.90%, 01/15/2026 (B)	570,000	579,714
Mitsubishi UFJ Financial Group, Inc.
2.53%, 09/13/2023	200,000	191,788
2.67%, 07/25/2022	270,000	263,917
2.95%, 03/01/2021	297,000	296,848
Mizuho Bank, Ltd.
1.80%, 03/26/2018 (B) (E)	200,000	199,993
Mizuho Financial Group, Inc.
2.63%, 04/12/2021 (B)	263,000	259,779
MUFG Americas Holdings Corp.
2.25%, 02/10/2020	54,000	53,505
National Australia Bank, Ltd.
2.50%, 07/12/2026 (E)	250,000	232,860
3.38%, 01/14/2026	400,000	398,365
Nordea Bank AB
1.63%, 05/15/2018 (B)	500,000	499,671
4.25%, 09/21/2022 (B)	384,000	397,425
PNC Bank NA
6.88%, 04/01/2018	600,000	604,878
PNC Financial Services Group, Inc.
4.38%, 08/11/2020	75,000	78,143
5.13%, 02/08/2020	250,000	262,381
6.70%, 06/10/2019	75,000	79,192
Regions Financial Corp.
2.75%, 08/14/2022	200,000	197,551
3.20%, 02/08/2021	321,000	323,602
Royal Bank of Canada
1.88%, 02/05/2020	500,000	493,446
2.75%, 02/01/2022, MTN (E)	99,000	98,665
Royal Bank of Scotland Group PLC
3.88%, 09/12/2023	350,000	353,284
Santander UK Group Holdings PLC
3.13%, 01/08/2021	115,000	115,127
3.57%, 01/10/2023	360,000	361,143
4.75%, 09/15/2025 (B)	250,000	258,624
Santander UK PLC
2.50%, 03/14/2019	350,000	349,891
Societe Generale SA
2.50%, 04/08/2021 (B)	300,000	295,972
4.25%, 04/14/2025 (B)	270,000	272,938
Stadshypotek AB
1.88%, 10/02/2019 (B)	530,000	524,887
Standard Chartered PLC
3.05%, 01/15/2021 (B)	1,000,000	999,546
Sumitomo Mitsui Financial Group, Inc.
2.44%, 10/19/2021	239,000	234,149
2.63%, 07/14/2026 (E)	322,000	298,657
2.78%, 10/18/2022 (E)	329,000	323,242

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Sumitomo Mitsui Financial Group, Inc. (continued)
2.78%, 07/12/2022	$ 400,000	$ 393,059
2.85%, 01/11/2022 (E)	400,000	395,742
2.93%, 03/09/2021	270,000	270,347
3.10%, 01/17/2023	241,000	239,579
Sumitomo Mitsui Trust Bank, Ltd.
2.05%, 10/18/2019 (B)	600,000	593,425
SunTrust Banks, Inc.
2.70%, 01/27/2022	91,000	89,826
2.90%, 03/03/2021	265,000	265,386
Toronto-Dominion Bank
1.75%, 07/23/2018, MTN (E)	244,000	243,742
1.80%, 07/13/2021 (E)	114,000	110,441
2.13%, 04/07/2021, MTN	115,000	112,844
2.25%, 03/15/2021 (B)	300,000	295,545
2.50%, 12/14/2020, MTN	150,000	149,513
Fixed until 09/15/2026, 3.63% (A), 09/15/2031	223,000	217,893
US Bancorp
2.38%, 07/22/2026, MTN	100,000	92,427
2.63%, 01/24/2022, MTN	133,000	131,890
3.00%, 03/15/2022, MTN	233,000	234,268
3.15%, 04/27/2027, MTN	250,000	244,637
Wells Fargo & Co.
2.15%, 01/30/2020, MTN	1,300,000	1,290,148
2.50%, 03/04/2021	532,000	527,300
3.00%, 02/19/2025, MTN	509,000	499,103
3.07%, 01/24/2023	1,339,000	1,339,789
3.30%, 09/09/2024, MTN	1,300,000	1,301,875
3.55%, 09/29/2025, MTN	400,000	404,523
4.10%, 06/03/2026, MTN	121,000	124,611
4.30%, 07/22/2027, MTN	246,000	257,675
4.65%, 11/04/2044, MTN	184,000	198,895
4.75%, 12/07/2046, MTN	239,000	265,381
4.90%, 11/17/2045, MTN	202,000	227,314
Westpac Banking Corp.
2.00%, 03/03/2020 (B)	236,000	233,272
2.10%, 02/25/2021 (B)	600,000	589,752
2.50%, 06/28/2022	200,000	196,153
2.60%, 11/23/2020	100,000	99,763
3.40%, 01/25/2028	300,000	295,464
Fixed until 11/23/2026, 4.32% (A), 11/23/2031, MTN (E)	260,000	264,836

		59,433,808

Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/2019	118,000	117,573
3.30%, 02/01/2023	2,109,000	2,125,593
4.70%, 02/01/2036	2,939,000	3,243,564
Anheuser-Busch InBev Worldwide, Inc.
8.20%, 01/15/2039	240,000	373,816
Coca-Cola Femsa SAB de CV
3.88%, 11/26/2023	250,000	258,784
Constellation Brands, Inc.
4.25%, 05/01/2023	90,000	93,990
Diageo Capital PLC
4.83%, 07/15/2020	90,000	95,034
Dr Pepper Snapple Group, Inc.
3.43%, 06/15/2027 (B)	120,000	116,793
PepsiCo, Inc.
3.10%, 07/17/2022	148,000	149,583
3.45%, 10/06/2046	300,000	284,019
4.60%, 07/17/2045	78,000	88,085
4.88%, 11/01/2040	33,000	38,732

		6,985,566

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology - 0.4%
AbbVie, Inc.
2.85%, 05/14/2023	$ 200,000	$ 196,811
3.20%, 11/06/2022	100,000	100,261
3.60%, 05/14/2025	508,000	512,696
4.30%, 05/14/2036	225,000	236,700
4.50%, 05/14/2035	1,151,000	1,239,772
Amgen, Inc.
3.63%, 05/15/2022	456,000	467,682
4.66%, 06/15/2051	200,000	217,669
4.95%, 10/01/2041	100,000	113,248
Biogen, Inc.
3.63%, 09/15/2022	147,000	151,133
5.20%, 09/15/2045	80,000	92,926
Celgene Corp.
3.63%, 05/15/2024	298,000	301,118
3.88%, 08/15/2025	150,000	153,108
4.35%, 11/15/2047	167,000	168,560
5.70%, 10/15/2040	160,000	184,967
Gilead Sciences, Inc.
2.50%, 09/01/2023	61,000	59,418
3.50%, 02/01/2025	90,000	91,366
3.70%, 04/01/2024	381,000	392,836
4.00%, 09/01/2036	72,000	74,287
4.60%, 09/01/2035	583,000	643,042

		5,397,600

Building Products - 0.1%
Johnson Controls International PLC
4.25%, 03/01/2021	150,000	155,609
4.95% (F), 07/02/2064	200,000	216,677
5.13%, 09/14/2045	43,000	50,137
5.25%, 12/01/2041	300,000	334,779

		757,202

Capital Markets - 2.3%
Ameriprise Financial, Inc.
2.88%, 09/15/2026	349,000	334,158
Bank of New York Mellon Corp.
2.20%, 03/04/2019 - 08/16/2023, MTN	400,000	387,204
2.50%, 04/15/2021, MTN	267,000	265,000
2.60%, 08/17/2020, MTN	100,000	100,163
2.80%, 05/04/2026, MTN	76,000	72,763
4.60%, 01/15/2020, MTN	40,000	41,617
5.45%, 05/15/2019	200,000	207,754
BlackRock, Inc.
3.38%, 06/01/2022	174,000	177,695
Charles Schwab Corp.
3.20%, 03/02/2027	500,000	493,298
3.23%, 09/01/2022	100,000	100,412
CME Group, Inc.
3.00%, 03/15/2025	160,000	158,757
Credit Suisse AG
2.30%, 05/28/2019, MTN	500,000	499,133
3.00%, 10/29/2021	250,000	251,166
Credit Suisse Group AG
3.57%, 01/09/2023 (B)	500,000	503,259
Fixed until 01/12/2028, 3.87% (A), 01/12/2029 (B)	250,000	248,454
4.28%, 01/09/2028 (B)	400,000	411,035
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	950,000	948,894

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Daiwa Securities Group, Inc.
3.13%, 04/19/2022 (B)	$ 244,000	$ 242,265
Deutsche Bank AG
1.88%, 02/13/2018	120,000	119,992
3.13%, 01/13/2021, MTN	58,000	57,993
3.30%, 11/16/2022	200,000	197,596
4.10%, 01/13/2026	700,000	700,077
Goldman Sachs Group, Inc.
2.35%, 11/15/2021	666,000	649,743
2.60%, 04/23/2020	33,000	32,913
Fixed until 10/31/2021, 2.88% (A), 10/31/2022	2,150,000	2,122,098
Fixed until 07/24/2022, 2.91% (A), 07/24/2023	300,000	294,210
Fixed until 06/05/2022, 2.91% (A), 06/05/2023	474,000	465,080
Fixed until 09/29/2024, 3.27% (A), 09/29/2025	725,000	710,411
3.50%, 01/23/2025 - 11/16/2026	362,000	359,112
Fixed until 06/05/2027, 3.69% (A), 06/05/2028	907,000	902,232
3.75%, 05/22/2025	101,000	102,276
3.85%, 01/26/2027	815,000	823,201
4.25%, 10/21/2025	100,000	102,732
5.15%, 05/22/2045	48,000	54,753
5.38%, 03/15/2020, MTN	1,021,000	1,076,300
6.75%, 10/01/2037	200,000	263,837
7.50%, 02/15/2019, MTN	2,475,000	2,603,734
Invesco Finance PLC
4.00%, 01/30/2024	160,000	166,689
Macquarie Group, Ltd.
Fixed until 11/28/2027, 3.76% (A), 11/28/2028 (B)	200,000	195,675
6.00%, 01/14/2020 (B)	450,000	476,266
6.25%, 01/14/2021 (B)	725,000	786,802
Morgan Stanley
2.45%, 02/01/2019, MTN	285,000	285,439
2.50%, 04/21/2021, MTN	213,000	210,329
2.65%, 01/27/2020	315,000	314,940
Fixed until 07/22/2027, 3.59% (A), 07/22/2028	1,067,000	1,055,482
Fixed until 01/24/2028, 3.77% (A), 01/24/2029, MTN	735,000	739,985
3.88%, 01/27/2026, MTN	1,279,000	1,306,846
4.00%, 07/23/2025, MTN	1,736,000	1,791,747
4.10%, 05/22/2023, MTN	150,000	155,197
5.00%, 11/24/2025	497,000	537,760
5.63%, 09/23/2019, MTN	1,000,000	1,047,804
7.30%, 05/13/2019, MTN	1,800,000	1,907,508
Nomura Holdings, Inc.
6.70%, 03/04/2020	257,000	276,571
Northern Trust Corp.
Fixed until 05/08/2027, 3.38% (A), 05/08/2032	343,000	334,646
State Street Corp.
2.65%, 05/19/2026	150,000	142,635
3.70%, 11/20/2023	615,000	637,093
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	138,000	137,816
Thomson Reuters Corp.
3.95%, 09/30/2021	400,000	411,296
4.70%, 10/15/2019	75,000	77,545
UBS Group Funding Switzerland AG
Fixed until 08/15/2022, 2.86% (A), 08/15/2023 (B)	200,000	195,672

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
UBS Group Funding Switzerland AG (continued)
3.49%, 05/23/2023 (B)	$ 400,000	$ 402,114
4.13%, 09/24/2025 - 04/15/2026 (B)	521,000	537,160

		31,212,334

Chemicals - 0.3%
Agrium, Inc.
3.38%, 03/15/2025	120,000	118,522
4.13%, 03/15/2035	450,000	453,582
5.25%, 01/15/2045	114,000	129,064
Air Liquide Finance SA
2.25%, 09/27/2023 (B)	228,000	218,118
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., LP
3.40%, 12/01/2026 (B)	181,000	180,975
Dow Chemical Co.
3.00%, 11/15/2022	87,000	86,712
4.13%, 11/15/2021	87,000	90,547
E.I. du Pont de Nemours & Co.
4.90%, 01/15/2041	90,000	101,194
Ecolab, Inc.
3.95%, 12/01/2047 (B)	466,000	468,994
5.50%, 12/08/2041	57,000	69,648
Monsanto Co.
4.70%, 07/15/2064	100,000	102,307
Mosaic Co.
4.25%, 11/15/2023 (E)	209,000	215,398
4.88%, 11/15/2041	253,000	252,452
5.45%, 11/15/2033	472,000	516,664
Potash Corp. of Saskatchewan, Inc.
3.00%, 04/01/2025	137,000	131,248
6.50%, 05/15/2019	260,000	271,923
PPG Industries, Inc.
9.00%, 05/01/2021	310,000	363,635
Praxair, Inc.
2.65%, 02/05/2025	82,000	79,731
Sherwin-Williams Co.
3.13%, 06/01/2024	136,000	133,794
Union Carbide Corp.
7.50%, 06/01/2025	400,000	487,553
7.75%, 10/01/2096	210,000	285,422
Westlake Chemical Corp.
4.38%, 11/15/2047	160,000	163,706

		4,921,189

Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC
4.50%, 08/16/2021 (B)	175,000	182,731
5.25%, 10/01/2020 (B)	65,000	68,903
5.63%, 03/15/2042 (B)	141,000	163,906
6.70%, 06/01/2034 (B)	331,000	414,286
Pitney Bowes, Inc.
5.60%, 03/15/2018, MTN	100,000	100,125
Republic Services, Inc.
2.90%, 07/01/2026	96,000	91,702

		1,021,653

Communications Equipment - 0.0% (H)
Cisco Systems, Inc.
2.95%, 02/28/2026	73,000	71,679
3.00%, 06/15/2022	194,000	195,602
3.63%, 03/04/2024	200,000	207,030
5.90%, 02/15/2039	100,000	134,230

		608,541

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering - 0.1%
ABB Finance USA, Inc.
2.88%, 05/08/2022	$ 352,000	$ 353,769
4.38%, 05/08/2042	128,000	136,336
Fluor Corp.
3.38%, 09/15/2021	547,000	554,912

		1,045,017

Construction Materials - 0.0% (H)
CRH America, Inc.
5.13%, 05/18/2045 (B)	200,000	225,875
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	276,000	267,011

		492,886

Consumer Finance - 1.0%
American Express Co.
3.63%, 12/05/2024	63,000	63,835
7.00%, 03/19/2018	700,000	704,641
American Express Credit Corp.
1.80%, 07/31/2018, MTN	163,000	162,829
2.25%, 05/05/2021, MTN	145,000	142,582
2.38%, 05/26/2020, MTN	212,000	210,853
2.70%, 03/03/2022, MTN	90,000	89,297
American Honda Finance Corp.
2.30%, 09/09/2026, MTN	67,000	62,181
2.90%, 02/16/2024, MTN	150,000	148,480
7.63%, 10/01/2018 (B)	300,000	310,941
BMW US Capital LLC
2.25%, 09/15/2023 (B)	330,000	315,220
Capital One Financial Corp.
3.20%, 02/05/2025	123,000	119,561
3.75%, 04/24/2024 - 07/28/2026	1,172,000	1,175,927
4.20%, 10/29/2025	512,000	518,961
Capital One NA
2.40%, 09/05/2019	350,000	348,353
2.95%, 07/23/2021	250,000	249,231
Daimler Finance North America LLC
2.88%, 03/10/2021 (B)	550,000	550,134
Ford Motor Credit Co. LLC
2.02%, 05/03/2019	363,000	360,340
2.24%, 06/15/2018	200,000	200,135
2.94%, 01/08/2019, MTN	400,000	402,188
3.34%, 03/28/2022	600,000	598,378
3.81%, 01/09/2024	332,000	333,898
3.82%, 11/02/2027	400,000	387,016
4.13%, 08/04/2025	212,000	214,160
General Motors Financial Co., Inc.
3.45%, 04/10/2022	377,000	378,312
3.50%, 11/07/2024	390,000	382,152
3.70%, 05/09/2023	376,000	378,331
3.95%, 04/13/2024	485,000	490,860
4.00%, 01/15/2025 - 10/06/2026	834,000	836,503
4.30%, 07/13/2025	200,000	204,358
4.35%, 01/17/2027	862,000	876,941
Hyundai Capital America
2.00%, 07/01/2019 (B)	86,000	84,950
2.40%, 10/30/2018 (B)	143,000	142,750
3.00%, 03/18/2021 (B)	250,000	248,315
John Deere Capital Corp.
1.60%, 07/13/2018, MTN	71,000	70,903
2.75%, 03/15/2022, MTN	153,000	152,320
2.80%, 03/06/2023 - 09/08/2027, MTN	563,000	553,614
5.75%, 09/10/2018, MTN	100,000	102,244

The notes are an integral part of this report. Transamerica Funds	Page 9	January 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Nissan Motor Acceptance Corp.
1.55%, 09/13/2019 (B)	$ 138,000	$ 135,860
2.55%, 03/08/2021 (B)	500,000	496,063
PACCAR Financial Corp.
2.25%, 02/25/2021, MTN	156,000	154,376
Synchrony Financial
3.70%, 08/04/2026	658,000	639,994
Toyota Motor Credit Corp.
1.90%, 04/08/2021, MTN	194,000	190,078
2.80%, 07/13/2022, MTN	250,000	249,403

		14,437,468

Containers & Packaging - 0.1%
International Paper Co.
3.00%, 02/15/2027	286,000	272,918
7.30%, 11/15/2039	200,000	276,002
8.70%, 06/15/2038	120,000	178,410
WestRock Co.
3.00%, 09/15/2024 (B)	350,000	341,149

		1,068,479

Diversified Consumer Services - 0.1%
Nationwide Building Society
2.45%, 07/27/2021 (B)	200,000	197,011
4.00%, 09/14/2026 (B)	250,000	248,728
President & Fellows of Harvard College
3.30%, 07/15/2056	414,000	388,562

		834,301

Diversified Financial Services - 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.50%, 05/26/2022	157,000	157,878
Arch Capital Finance LLC
5.03%, 12/15/2046	175,000	199,940
Aviation Capital Group LLC
2.88%, 01/20/2022 (B)	300,000	296,007
Blackstone Holdings Finance Co. LLC
5.88%, 03/15/2021 (B)	500,000	542,173
BOC Aviation, Ltd.
2.75%, 09/18/2022 (B)	270,000	261,281
Brookfield Finance, Inc.
3.90%, 01/25/2028	211,000	207,277
4.70%, 09/20/2047	242,000	244,121
Carlyle Investment Management LLC
3-Month LIBOR + 2.00%, 2.00% (A), 07/15/2019 (D) (I)	43,105	42,728
China Southern Power Grid International Finance BVI Co., Ltd.
3.50%, 05/08/2027 (B)	480,000	468,843
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	2,423,000	2,491,951
Jefferies Group LLC
6.25%, 01/15/2036	260,000	294,371
6.45%, 06/08/2027	180,000	207,257
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.85%, 01/15/2027 (E)	87,000	91,372
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.65%, 09/19/2022 (B)	294,000	286,235

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
National Rural Utilities Cooperative Finance Corp.
2.95%, 02/07/2024	$ 118,000	$ 117,062
10.38%, 11/01/2018	250,000	265,111
ORIX Corp.
2.90%, 07/18/2022	201,000	198,240
Protective Life Global Funding
2.00%, 09/14/2021 (B)	400,000	384,504
Voya Financial, Inc.
3.13%, 07/15/2024	550,000	536,467

		7,292,818

Diversified Telecommunication Services - 1.3%
AT&T, Inc.
3.40%, 05/15/2025	452,000	439,794
3.95%, 01/15/2025	172,000	173,598
4.10%, 02/15/2028 (B)	428,000	423,213
4.13%, 02/17/2026	804,000	811,738
4.30%, 02/15/2030 (B)	1,966,000	1,940,918
4.45%, 04/01/2024	217,000	226,131
4.75%, 05/15/2046	44,000	42,621
4.90%, 08/14/2037	1,224,000	1,240,556
5.15%, 11/15/2046 (B)	1,214,000	1,245,521
5.35%, 09/01/2040	943,000	994,855
6.00%, 08/15/2040	200,000	225,935
6.38%, 03/01/2041	240,000	286,435
British Telecommunications PLC
9.13%, 12/15/2030	180,000	265,815
Centel Capital Corp.
9.00%, 10/15/2019	450,000	486,225
Deutsche Telekom International Finance BV
2.82%, 01/19/2022 (B)	150,000	148,475
3.60%, 01/19/2027 (B) (E)	330,000	327,969
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (B)	77,000	75,924
3.48%, 06/15/2050 (B)	81,000	81,750
Telefonica Emisiones SAU
5.13%, 04/27/2020	663,000	698,982
5.21%, 03/08/2047	310,000	349,132
5.46%, 02/16/2021	91,000	98,069
Verizon Communications, Inc.
2.95%, 03/15/2022	321,000	319,612
3.45%, 03/15/2021	238,000	243,032
3.50%, 11/01/2021	600,000	612,009
4.15%, 03/15/2024	300,000	312,762
4.27%, 01/15/2036	400,000	396,362
4.40%, 11/01/2034	2,531,000	2,564,275
4.50%, 08/10/2033	1,081,000	1,108,305
4.67%, 03/15/2055	473,000	463,492
4.81%, 03/15/2039	1,470,000	1,536,461
5.01%, 08/21/2054	25,000	25,805

		18,165,771

Electric Utilities - 1.7%
AEP Texas, Inc.
6.65%, 02/15/2033	100,000	126,976
Alabama Power Co.
3.75%, 03/01/2045	21,000	20,951
4.10%, 01/15/2042	26,000	26,670
5.60%, 03/15/2033	160,000	187,443
6.00%, 03/01/2039	248,000	318,347
6.13%, 05/15/2038	77,000	99,461
Appalachian Power Co.
5.95%, 05/15/2033	50,000	59,172
6.38%, 04/01/2036	200,000	256,276
6.70%, 08/15/2037	200,000	266,315

The notes are an integral part of this report. Transamerica Funds	Page 10	January 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Arizona Public Service Co.
2.20%, 01/15/2020	$ 50,000	$ 49,680
4.50%, 04/01/2042	121,000	133,643
5.05%, 09/01/2041	303,000	352,531
Baltimore Gas & Electric Co.
3.50%, 08/15/2046	188,000	179,692
3.75%, 08/15/2047	300,000	298,568
Berkshire Hathaway Energy Co.
3.75%, 11/15/2023	780,000	806,450
6.13%, 04/01/2036	302,000	396,335
Cleveland Electric Illuminating Co.
8.88%, 11/15/2018	337,000	354,277
Comision Federal de Electricidad
4.88%, 05/26/2021 (B)	261,000	273,267
Commonwealth Edison Co.
3.65%, 06/15/2046	162,000	160,126
Duke Energy Carolinas LLC
4.30%, 06/15/2020	156,000	162,349
6.00%, 12/01/2028 (E)	500,000	605,714
6.00%, 01/15/2038	133,000	174,712
6.45%, 10/15/2032	100,000	129,089
Duke Energy Corp.
2.65%, 09/01/2026	85,000	79,161
3.95%, 08/15/2047	270,000	267,849
Duke Energy Indiana LLC
3.75%, 05/15/2046	200,000	196,694
Duke Energy Progress LLC
3.60%, 09/15/2047	130,000	127,970
3.70%, 10/15/2046	215,000	213,524
5.30%, 01/15/2019	80,000	82,282
Edison International
2.95%, 03/15/2023	400,000	393,547
EDP Finance BV
3.63%, 07/15/2024 (B)	300,000	299,526
Enel Finance International NV
3.50%, 04/06/2028 (B)	265,000	255,158
3.63%, 05/25/2027 (B)	270,000	264,082
Entergy Corp.
2.95%, 09/01/2026	78,000	74,097
Entergy Louisiana LLC
2.40%, 10/01/2026	237,000	220,166
3.05%, 06/01/2031	189,000	177,655
3.25%, 04/01/2028	387,000	379,951
Entergy Mississippi, Inc.
2.85%, 06/01/2028	166,000	157,284
Exelon Corp.
3.40%, 04/15/2026	127,000	125,459
FirstEnergy Corp.
4.85%, 07/15/2047	105,000	115,750
Florida Power & Light Co.
4.95%, 06/01/2035	100,000	116,422
5.13%, 06/01/2041	112,000	134,053
5.40%, 09/01/2035	100,000	120,618
Fortis, Inc.
3.06%, 10/04/2026	1,000,000	945,774
Georgia Power Co.
3.25%, 04/01/2026	196,000	193,131
Great Plains Energy, Inc.
4.85%, 06/01/2021	326,000	342,902
Hydro-Quebec
8.40%, 01/15/2022	420,000	499,224
9.40%, 02/01/2021	100,000	118,088
ITC Holdings Corp.
2.70%, 11/15/2022 (B)	300,000	296,023

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	$ 459,899	$ 496,907
Kansas City Power & Light Co.
5.30%, 10/01/2041	500,000	585,387
Korea Southern Power Co., Ltd.
3.00%, 01/29/2021 (B)	200,000	199,870
Massachusetts Electric Co.
4.00%, 08/15/2046 (B)	201,000	205,803
5.90%, 11/15/2039 (B)	55,000	71,560
MidAmerican Energy Co.
5.75%, 11/01/2035, MTN	600,000	749,179
Nevada Power Co.
5.38%, 09/15/2040	52,000	63,370
5.45%, 05/15/2041	400,000	481,706
7.13%, 03/15/2019	100,000	105,220
New England Power Co.
3.80%, 12/05/2047 (B)	140,000	140,179
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (B)	151,000	149,037
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (B)	50,000	51,653
Northern States Power Co.
6.20%, 07/01/2037	89,000	118,705
6.25%, 06/01/2036	150,000	198,606
Ohio Edison Co.
6.88%, 07/15/2036	150,000	200,093
Pacific Gas & Electric Co.
2.45%, 08/15/2022	181,000	175,566
2.95%, 03/01/2026	311,000	295,890
3.25%, 09/15/2021	159,000	160,410
4.00%, 12/01/2046	153,000	149,253
4.50%, 12/15/2041	200,000	204,879
4.60%, 06/15/2043	100,000	107,155
5.40%, 01/15/2040	42,000	49,356
6.05%, 03/01/2034	60,000	73,811
PacifiCorp
5.65%, 07/15/2018	100,000	101,651
6.25%, 10/15/2037	360,000	479,317
Pennsylvania Electric Co.
3.25%, 03/15/2028 (B)	75,000	72,451
PPL Capital Funding, Inc.
4.00%, 09/15/2047	171,000	170,246
4.20%, 06/15/2022	165,000	172,133
PPL Electric Utilities Corp.
2.50%, 09/01/2022	100,000	97,819
Progress Energy, Inc.
4.40%, 01/15/2021	113,000	117,368
4.88%, 12/01/2019	87,000	90,488
6.00%, 12/01/2039	50,000	63,749
7.75%, 03/01/2031	150,000	205,933
Public Service Electric & Gas Co.
2.25%, 09/15/2026, MTN	140,000	129,546
3.65%, 09/01/2042, MTN	138,000	136,981
5.38%, 11/01/2039, MTN	28,000	34,174
South Carolina Electric & Gas Co.
5.50%, 12/15/2039	300,000	341,634
Southern California Edison Co.
3.90%, 12/01/2041	100,000	99,983
5.50%, 03/15/2040	130,000	162,236
6.65%, 04/01/2029	300,000	373,661
Southern Power Co.
5.15%, 09/15/2041	260,000	289,427
Southwestern Electric Power Co.
2.75%, 10/01/2026	500,000	472,082
Southwestern Public Service Co.
4.50%, 08/15/2041	100,000	110,763

The notes are an integral part of this report. Transamerica Funds	Page 11	January 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Three Gorges Finance I Cayman Islands, Ltd.
3.15%, 06/02/2026 (B)	$ 200,000	$ 192,056
Toledo Edison Co.
6.15%, 05/15/2037	200,000	255,058
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	124,000	124,909
Union Electric Co.
2.95%, 06/15/2027	193,000	187,620
Virginia Electric & Power Co.
2.75%, 03/15/2023	127,000	125,042
2.95%, 01/15/2022	157,000	157,455
6.00%, 05/15/2037	140,000	180,340
Wisconsin Electric Power Co.
2.95%, 09/15/2021	26,000	26,092
3.10%, 06/01/2025	82,000	81,191
3.65%, 12/15/2042	144,000	140,071
Xcel Energy, Inc.
2.40%, 03/15/2021	150,000	148,267
3.30%, 06/01/2025	277,000	276,530
4.70%, 05/15/2020	50,000	51,880
4.80%, 09/15/2041	116,000	128,491
6.50%, 07/01/2036	130,000	174,628

		22,639,301

Electrical Equipment - 0.1%
Eaton Corp.
7.63%, 04/01/2024	500,000	594,060
Siemens Financieringsmaatschappij NV
3.13%, 03/16/2024 (B)	500,000	498,553

		1,092,613

Electronic Equipment, Instruments & Components - 0.0% (H)
Arrow Electronics, Inc.
3.25%, 09/08/2024	175,000	169,670
3.50%, 04/01/2022	100,000	99,892
3.88%, 01/12/2028	133,000	131,248

		400,810

Energy Equipment & Services - 0.3%
ANR Pipeline Co.
9.63%, 11/01/2021	200,000	244,973
Baker Hughes a GE Co. LLC
5.13%, 09/15/2040	200,000	230,730
Boardwalk Pipelines, LP
4.95%, 12/15/2024	350,000	367,979
5.95%, 06/01/2026	170,000	187,174
Gulf South Pipeline Co., LP
4.00%, 06/15/2022	400,000	404,878
Halliburton Co.
3.50%, 08/01/2023	150,000	152,291
4.85%, 11/15/2035	130,000	145,906
7.60%, 08/15/2096 (B)	160,000	220,375
Nabors Industries, Inc.
4.63%, 09/15/2021	555,000	542,512
5.00%, 09/15/2020	100,000	101,000
Noble Holding International, Ltd.
5.75%, 03/16/2018	48,000	48,120
Schlumberger Holdings Corp.
3.63%, 12/21/2022 (B)	165,000	168,749
Schlumberger Investment SA
3.30%, 09/14/2021 (B)	344,000	350,259

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Texas Eastern Transmission, LP
2.80%, 10/15/2022 (B)	$ 462,000	$ 452,971
3.50%, 01/15/2028 (B)	60,000	59,005

		3,676,922

Equity Real Estate Investment Trusts - 0.9%
American Tower Corp.
2.25%, 01/15/2022	300,000	289,198
3.38%, 10/15/2026	281,000	270,792
3.50%, 01/31/2023	201,000	202,427
5.00%, 02/15/2024	139,000	149,805
5.90%, 11/01/2021	150,000	165,114
AvalonBay Communities, Inc.
2.85%, 03/15/2023, MTN	510,000	503,347
3.50%, 11/15/2024, MTN	120,000	121,594
Boston Properties, LP
2.75%, 10/01/2026	162,000	151,587
3.20%, 01/15/2025	228,000	223,474
3.65%, 02/01/2026	408,000	408,302
Brixmor Operating Partnership, LP
3.85%, 02/01/2025	400,000	394,511
Crown Castle International Corp.
4.88%, 04/15/2022	554,000	588,147
5.25%, 01/15/2023	200,000	217,130
DDR Corp.
3.63%, 02/01/2025	140,000	137,903
3.90%, 08/15/2024	212,000	216,574
4.70%, 06/01/2027 (E)	71,000	74,085
Digital Realty Trust, LP
3.70%, 08/15/2027	154,000	152,558
Duke Realty, LP
3.25%, 06/30/2026	84,000	81,932
3.63%, 04/15/2023	168,000	170,434
EPR Properties
4.50%, 06/01/2027	248,000	245,575
Equity Commonwealth
5.88%, 09/15/2020	485,000	510,966
ERP Operating, LP
2.85%, 11/01/2026	184,000	175,432
4.63%, 12/15/2021	587,000	624,104
GAIF Bond Issuer Pty, Ltd.
3.40%, 09/30/2026 (B)	353,000	340,590
Government Properties Income Trust
4.00%, 07/15/2022	416,000	417,352
HCP, Inc.
3.40%, 02/01/2025	114,000	112,248
3.88%, 08/15/2024	337,000	340,725
4.20%, 03/01/2024	54,000	55,594
Kimco Realty Corp.
3.80%, 04/01/2027	330,000	327,100
Liberty Property, LP
3.25%, 10/01/2026	107,000	103,659
National Retail Properties, Inc.
3.50%, 10/15/2027	150,000	144,634
3.60%, 12/15/2026	218,000	213,175
Prologis, LP
3.75%, 11/01/2025	38,000	39,209
Realty Income Corp.
3.00%, 01/15/2027	199,000	188,517
3.25%, 10/15/2022	250,000	250,904
4.65%, 03/15/2047	113,000	121,842
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (B)	500,000	495,399
Simon Property Group, LP
3.75%, 02/01/2024	242,000	248,587
4.38%, 03/01/2021	457,000	479,020

The notes are an integral part of this report. Transamerica Funds	Page 12	January 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
UDR, Inc.
2.95%, 09/01/2026, MTN	$ 116,000	$ 109,371
Ventas Realty, LP
3.50%, 02/01/2025	54,000	53,639
3.75%, 05/01/2024	300,000	303,948
3.85%, 04/01/2027	203,000	202,353
4.13%, 01/15/2026	79,000	81,162
VEREIT Operating Partnership, LP
4.60%, 02/06/2024	530,000	549,164
Vornado Realty, LP
3.50%, 01/15/2025	200,000	195,189
Welltower, Inc.
3.75%, 03/15/2023	50,000	51,073
4.00%, 06/01/2025	200,000	203,955
4.25%, 04/01/2026	500,000	517,793
WP Carey, Inc.
4.60%, 04/01/2024	450,000	463,501

		12,684,694

Food & Staples Retailing - 0.3%
CK Hutchison International 16, Ltd.
1.88%, 10/03/2021 (B)	241,000	231,209
2.75%, 10/03/2026 (B)	350,000	326,527
CVS Health Corp.
2.75%, 12/01/2022	100,000	97,409
CVS Pass-Through Trust
5.77%, 01/10/2033 (B)	160,812	176,043
5.93%, 01/10/2034 (B)	560,597	624,351
Kroger Co.
5.40%, 07/15/2040	51,000	56,323
6.15%, 01/15/2020	300,000	320,320
6.90%, 04/15/2038	600,000	774,995
8.00%, 09/15/2029	175,000	228,610
Sysco Corp.
3.25%, 07/15/2027	500,000	491,439
3.75%, 10/01/2025	102,000	104,899
Wal-Mart Stores, Inc.
3.63%, 12/15/2047	350,000	358,754
Walgreen Co.
4.40%, 09/15/2042	230,000	228,885
Walgreens Boots Alliance, Inc.
4.50%, 11/18/2034	46,000	47,209
4.80%, 11/18/2044	100,000	105,813

		4,172,786

Food Products - 0.3%
Bunge, Ltd. Finance Corp.
3.25%, 08/15/2026	142,000	134,444
3.50%, 11/24/2020 (E)	31,000	31,533
3.75%, 09/25/2027	294,000	288,991
Cargill, Inc.
3.30%, 03/01/2022 (B)	250,000	251,280
Danone SA
2.59%, 11/02/2023 (B)	550,000	531,636
Kellogg Co.
3.40%, 11/15/2027	400,000	389,364
Kraft Heinz Foods Co.
2.80%, 07/02/2020	400,000	400,181
3.50%, 06/06/2022	90,000	90,996
3.95%, 07/15/2025	359,000	363,468
5.38%, 02/10/2020	138,000	145,149
6.50%, 02/09/2040	130,000	163,451
6.88%, 01/26/2039	328,000	427,994
McCormick & Co., Inc.
3.15%, 08/15/2024	142,000	140,534
3.40%, 08/15/2027	198,000	196,057

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	$ 288,000	$ 299,814
4.60%, 06/01/2044	130,000	139,749
Tyson Foods, Inc.
4.88%, 08/15/2034	430,000	474,423

		4,469,064

Gas Utilities - 0.2%
Atmos Energy Corp.
3.00%, 06/15/2027	250,000	244,427
8.50%, 03/15/2019	44,000	46,839
Boston Gas Co.
4.49%, 02/15/2042 (B)	330,000	360,246
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	352,000	366,454
KeySpan Gas East Corp.
2.74%, 08/15/2026 (B)	172,000	163,858
Korea Gas Corp.
1.88%, 07/18/2021 (B)	200,000	191,989
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	77,000	74,116
3.25%, 06/15/2026	85,000	82,139
3.50%, 09/15/2021	601,000	608,585
3.95%, 10/01/2046	94,000	91,048
5.25%, 08/15/2019	100,000	103,531
5.88%, 03/15/2041	109,000	133,030
Southwest Gas Corp.
3.80%, 09/29/2046	177,000	171,715

		2,637,977

Health Care Equipment & Supplies - 0.1%
Abbott Laboratories
3.88%, 09/15/2025	258,000	263,734
Becton Dickinson and Co.
3.73%, 12/15/2024	23,000	23,054
Covidien International Finance SA
2.95%, 06/15/2023	49,000	48,696
Koninklijke Philips NV
3.75%, 03/15/2022	200,000	205,642
Medtronic, Inc.
3.13%, 03/15/2022	51,000	51,553
4.38%, 03/15/2035	117,000	128,285
Stryker Corp.
3.50%, 03/15/2026 (E)	79,000	80,099

		801,063

Health Care Providers & Services - 0.4%
Aetna, Inc.
2.80%, 06/15/2023	90,000	87,745
4.50%, 05/15/2042	153,000	159,485
6.75%, 12/15/2037	305,000	409,271
Anthem, Inc.
3.13%, 05/15/2022	492,000	492,396
3.30%, 01/15/2023	105,000	105,393
4.38%, 12/01/2047	110,000	114,513
4.65%, 01/15/2043	38,000	40,944
Cardinal Health, Inc.
3.41%, 06/15/2027	300,000	288,952
3.75%, 09/15/2025	75,000	74,892
4.90%, 09/15/2045	45,000	47,721
Express Scripts Holding Co.
3.00%, 07/15/2023	51,000	49,954

The notes are an integral part of this report. Transamerica Funds	Page 13	January 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Express Scripts Holding Co. (continued)
4.50%, 02/25/2026	$ 367,000	$ 382,727
4.80%, 07/15/2046	62,000	65,920
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	170,000	170,889
Magellan Health, Inc.
4.40%, 09/22/2024	558,000	558,288
Mayo Clinic
4.13%, 11/15/2052	198,000	205,581
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	168,000	159,554
Quest Diagnostics, Inc.
3.45%, 06/01/2026	75,000	73,508
Texas Health Resources
4.33%, 11/15/2055	175,000	184,660
UnitedHealth Group, Inc.
2.13%, 03/15/2021	300,000	295,563
2.75%, 02/15/2023	84,000	83,122
3.10%, 03/15/2026	281,000	276,797
4.63%, 07/15/2035	234,000	265,543
5.80%, 03/15/2036	300,000	381,135

		4,974,553

Hotels, Restaurants & Leisure - 0.0% (H)
McDonald’s Corp.
4.70%, 12/09/2035, MTN	465,000	517,582
6.30%, 10/15/2037, MTN	81,000	106,329

		623,911

Household Products - 0.0% (H)
Kimberly-Clark Corp.
2.40%, 03/01/2022	68,000	66,810
Procter & Gamble Co.
2.85%, 08/11/2027	400,000	388,335

		455,145

Independent Power & Renewable Electricity Producers - 0.1%
Exelon Generation Co. LLC
3.40%, 03/15/2022	341,000	343,090
4.25%, 06/15/2022	309,000	321,217
5.75%, 10/01/2041	86,000	94,006
PSEG Power LLC
4.15%, 09/15/2021	242,000	249,809

		1,008,122

Industrial Conglomerates - 0.0% (H)
General Electric Co.
4.65%, 10/17/2021, MTN	258,000	272,598
Roper Technologies, Inc.
3.00%, 12/15/2020	52,000	52,361

		324,959

Insurance - 1.2%
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (B)	800,000	1,031,107
American International Group, Inc.
4.13%, 02/15/2024	200,000	207,713
Aon Corp.
6.25%, 09/30/2040	83,000	104,930
Aon PLC
3.88%, 12/15/2025	268,000	274,142
Athene Global Funding
2.75%, 04/20/2020 (B)	492,000	490,970
4.00%, 01/25/2022 (B)	368,000	375,269

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Athene Holding, Ltd.
4.13%, 01/12/2028	$ 445,000	$ 439,169
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	268,000	294,415
5.75%, 01/15/2040	100,000	128,319
Brighthouse Financial, Inc.
3.70%, 06/22/2027 (B)	1,000,000	960,670
Chubb INA Holdings, Inc.
2.88%, 11/03/2022	130,000	129,937
3.15%, 03/15/2025	275,000	273,072
3.35%, 05/15/2024	250,000	252,322
CNA Financial Corp.
3.95%, 05/15/2024	164,000	167,000
4.50%, 03/01/2026	119,000	124,586
Dai-ichi Life Insurance Co., Ltd.
Fixed until 07/24/2026, 4.00% (A), 07/24/2026 (B) (J)	421,000	410,517
Great-West Lifeco Finance Delaware, LP
4.15%, 06/03/2047 (B)	350,000	358,451
Guardian Life Insurance Co. of America
4.85%, 01/24/2077 (B)	83,000	88,595
Jackson National Life Global Funding
2.50%, 06/27/2022 (B)	200,000	194,650
3.05%, 04/29/2026 (B)	303,000	294,462
3.25%, 01/30/2024 (B)	115,000	114,116
Liberty Mutual Group, Inc.
4.95%, 05/01/2022 (B)	200,000	212,856
6.50%, 03/15/2035 (B)	300,000	378,582
Liberty Mutual Insurance Co.
8.50%, 05/15/2025 (B)	200,000	254,235
Lincoln National Corp.
4.00%, 09/01/2023	300,000	310,194
4.20%, 03/15/2022	211,000	218,851
6.15%, 04/07/2036	14,000	17,231
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (A), 02/24/2032	350,000	347,838
Marsh & McLennan Cos., Inc.
2.35%, 03/06/2020	176,000	175,244
2.75%, 01/30/2022	36,000	35,696
3.30%, 03/14/2023	99,000	99,719
3.50%, 06/03/2024	100,000	101,449
4.05%, 10/15/2023	250,000	258,851
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (B)	147,000	173,679
8.88%, 06/01/2039 (B)	52,000	83,718
MassMutual Global Funding II
2.75%, 06/22/2024 (B)	400,000	390,873
MetLife, Inc.
3.00%, 03/01/2025	200,000	195,675
Metropolitan Life Global Funding I
3.00%, 09/19/2027 (B)	350,000	336,685
3.88%, 04/11/2022 (B)	720,000	744,694
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 (B)	320,000	528,914
New York Life Global Funding
2.00%, 04/13/2021 (B)	96,000	93,916
2.15%, 06/18/2019 (B)	350,000	348,958
2.35%, 07/14/2026 (B)	226,000	210,479
3.00%, 01/10/2028 (B)	202,000	195,667
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	198,000	193,456

The notes are an integral part of this report. Transamerica Funds	Page 14	January 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Principal Life Global Funding II
2.25%, 10/15/2018 (B)	$ 200,000	$ 200,169
Progressive Corp.
2.45%, 01/15/2027	320,000	298,318
Prudential Financial, Inc.
3.91%, 12/07/2047 (B)	164,000	160,014
Prudential Insurance Co. of America
8.30%, 07/01/2025 (B)	900,000	1,153,362
Reliance Standard Life Global Funding II
2.50%, 01/15/2020 (B)	130,000	129,413
3.05%, 01/20/2021 (B)	298,000	299,006
Sumitomo Life Insurance Co.
Fixed until 09/14/2027, 4.00% (A), 09/14/2077 (B)	250,000	243,111
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (B)	260,000	268,362
4.90%, 09/15/2044 (B)	150,000	168,054
Travelers Property Casualty Corp.
7.75%, 04/15/2026	450,000	577,105

		16,118,786

Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.
2.80%, 08/22/2024 (B)	508,000	497,720
3.88%, 08/22/2037 (B)	500,000	514,955
4.25%, 08/22/2057 (B)	550,000	580,495
4.80%, 12/05/2034	215,000	244,579
Priceline Group, Inc.
2.75%, 03/15/2023	286,000	279,854
3.55%, 03/15/2028	400,000	391,531

		2,509,134

Internet Software & Services - 0.1%
Alibaba Group Holding, Ltd.
4.00%, 12/06/2037	200,000	200,087
eBay, Inc.
2.60%, 07/15/2022	537,000	525,032
4.00%, 07/15/2042	133,000	120,734
Tencent Holdings, Ltd.
3.60%, 01/19/2028 (B)	545,000	536,951

		1,382,804

IT Services - 0.1%
DXC Technology Co.
4.25%, 04/15/2024	172,000	177,342
Enterprise Services LLC
7.45%, 10/15/2029	500,000	606,201
International Business Machines Corp.
7.00%, 10/30/2025	508,000	638,460
Western Union Co.
3.60%, 03/15/2022	400,000	403,440

		1,825,443

Leisure Products - 0.0% (H)
Hasbro, Inc.
3.50%, 09/15/2027	219,000	208,645

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	161,000	153,623
3.00%, 04/15/2023	45,000	44,789

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc. (continued)
3.15%, 01/15/2023	$ 394,000	$ 395,747
4.15%, 02/01/2024	217,000	226,427

		820,586

Machinery - 0.1%
Caterpillar Financial Services Corp.
1.93%, 10/01/2021	262,000	254,142
2.40%, 08/09/2026 (E)	270,000	253,783
7.15%, 02/15/2019, MTN	100,000	105,093
Caterpillar, Inc.
2.60%, 06/26/2022	123,000	121,719
Deere & Co.
2.60%, 06/08/2022	119,000	117,602
3.90%, 06/09/2042 (E)	107,000	113,033
Illinois Tool Works, Inc.
4.88%, 09/15/2041	449,000	531,348
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	200,000	199,039
Parker-Hannifin Corp.
4.10%, 03/01/2047	104,000	110,067
Pentair Finance SARL
2.90%, 09/15/2018	65,000	65,234
Xylem, Inc.
3.25%, 11/01/2026	74,000	72,480

		1,943,540

Media - 0.8%
21st Century Fox America, Inc.
6.20%, 12/15/2034	250,000	318,916
7.25%, 05/18/2018	155,000	157,403
7.30%, 04/30/2028	130,000	165,740
7.70%, 10/30/2025	300,000	379,692
8.88%, 04/26/2023	200,000	251,283
CBS Corp.
2.90%, 01/15/2027	250,000	231,571
3.70%, 08/15/2024	63,000	63,673
4.00%, 01/15/2026	208,000	210,875
4.85%, 07/01/2042	150,000	155,059
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	1,191,000	1,245,239
6.38%, 10/23/2035	114,000	132,423
6.83%, 10/23/2055	150,000	182,866
Comcast Cable Holdings LLC
10.13%, 04/15/2022	414,000	517,155
Comcast Corp.
6.50%, 11/15/2035	511,000	678,878
7.05%, 03/15/2033	1,300,000	1,763,092
Cox Communications, Inc.
3.35%, 09/15/2026 (B)	134,000	129,224
4.60%, 08/15/2047 (B)	196,000	196,131
4.80%, 02/01/2035 (B)	450,000	448,647
Cox Enterprises, Inc.
7.38%, 07/15/2027 (B)	200,000	242,872
Discovery Communications LLC
3.95%, 03/20/2028	263,000	256,454
4.38%, 06/15/2021	344,000	356,022
NBCUniversal Media LLC
5.95%, 04/01/2041	210,000	269,455
SES SA
3.60%, 04/04/2023 (B)	100,000	99,090
TCI Communications, Inc.
7.13%, 02/15/2028	100,000	128,727
Time Warner Cable LLC
5.50%, 09/01/2041	400,000	416,927

The notes are an integral part of this report. Transamerica Funds	Page 15	January 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Time Warner Cable LLC (continued)
6.75%, 07/01/2018	$ 40,000	$ 40,727
7.30%, 07/01/2038	90,000	112,480
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	250,000	337,733
Time Warner, Inc.
3.55%, 06/01/2024	300,000	300,572
3.60%, 07/15/2025	155,000	153,182
4.75%, 03/29/2021	140,000	147,646
Viacom, Inc.
3.88%, 04/01/2024 (E)	376,000	379,468
6.88%, 04/30/2036	250,000	295,784
Walt Disney Co.
3.00%, 02/13/2026 (E)	750,000	743,039

		11,508,045

Metals & Mining - 0.2%
Anglo American Capital PLC
3.63%, 09/11/2024 (B)	200,000	198,235
Barrick Gold Corp.
6.45%, 10/15/2035	399,000	501,889
BHP Billiton Finance USA, Ltd.
4.13%, 02/24/2042	300,000	318,035
Nucor Corp.
4.00%, 08/01/2023	63,000	65,489
6.40%, 12/01/2037	390,000	509,906
Vale Canada, Ltd.
7.20%, 09/15/2032	400,000	458,000
Vale Overseas, Ltd.
6.25%, 08/10/2026	210,000	243,556

		2,295,110

Multi-Utilities - 0.4%
CMS Energy Corp.
3.00%, 05/15/2026	73,000	70,428
3.88%, 03/01/2024	350,000	360,456
Consolidated Edison Co. of New York, Inc.
3.88%, 06/15/2047	300,000	305,568
5.70%, 06/15/2040	154,000	195,043
Consumers Energy Co.
2.85%, 05/15/2022	121,000	120,912
3.25%, 08/15/2046	95,000	88,059
6.70%, 09/15/2019	100,000	106,571
Delmarva Power & Light Co.
4.00%, 06/01/2042	294,000	296,949
4.15%, 05/15/2045	270,000	286,974
Dominion Energy, Inc.
2.75%, 01/15/2022	165,000	163,586
4.90%, 08/01/2041	103,000	115,423
5.25%, 08/01/2033	500,000	564,772
6.40%, 06/15/2018	170,000	172,777
DTE Electric Co.
2.65%, 06/15/2022	68,000	67,231
3.70%, 03/15/2045	114,000	114,417
3.95%, 06/15/2042	101,000	103,102
DTE Energy Co.
3.85%, 12/01/2023	252,000	259,468
6.38%, 04/15/2033	130,000	165,919
NiSource, Inc.
5.80%, 02/01/2042	600,000	725,627
6.80%, 01/15/2019	31,000	32,278
Public Service Co. of Colorado
3.20%, 11/15/2020	56,000	56,868
3.55%, 06/15/2046	37,000	35,256
Public Service Co. of New Hampshire
3.50%, 11/01/2023	60,000	61,334
Public Service Co. of Oklahoma
5.15%, 12/01/2019	133,000	138,495
San Diego Gas & Electric Co.
6.00%, 06/01/2026	320,000	379,248
6.13%, 09/15/2037	100,000	130,858

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
Sempra Energy
6.00%, 10/15/2039	$ 150,000	$ 191,090
9.80%, 02/15/2019	400,000	430,129
WEC Energy Group, Inc.
3.55%, 06/15/2025	115,000	116,158

		5,854,996

Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc.
6.90%, 04/01/2029	200,000	212,867
Nordstrom, Inc.
4.00%, 10/15/2021 (E)	301,000	307,920
Target Corp.
2.50%, 04/15/2026	300,000	284,476

		805,263

Oil, Gas & Consumable Fuels - 2.6%
Anadarko Holding Co.
7.15%, 05/15/2028	552,000	658,196
Anadarko Petroleum Corp.
8.70%, 03/15/2019	150,000	159,749
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
4.25%, 12/01/2027	214,000	215,234
Apache Corp.
3.25%, 04/15/2022	111,000	111,363
4.75%, 04/15/2043	268,000	279,439
6.90%, 09/15/2018	180,000	185,093
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B)	386,000	392,442
BG Energy Capital PLC
5.13%, 10/15/2041 (B)	200,000	232,800
BP Capital Markets PLC
3.02%, 01/16/2027	157,000	152,847
3.22%, 04/14/2024	600,000	603,902
3.25%, 05/06/2022	462,000	470,253
3.28%, 09/19/2027	522,000	516,446
3.59%, 04/14/2027	300,000	305,009
3.81%, 02/10/2024	224,000	232,898
Buckeye Partners, LP
3.95%, 12/01/2026	63,000	60,854
4.35%, 10/15/2024	148,000	150,268
4.88%, 02/01/2021	200,000	208,396
5.85%, 11/15/2043	150,000	163,480
Canadian Natural Resources, Ltd.
3.80%, 04/15/2024	200,000	203,119
5.85%, 02/01/2035	150,000	174,933
6.45%, 06/30/2033	299,000	365,493
Cenovus Energy, Inc.
4.45%, 09/15/2042	162,000	150,623
5.25%, 06/15/2037	101,000	104,865
6.75%, 11/15/2039	511,000	613,548
Chevron Corp.
2.36%, 12/05/2022	80,000	78,270
2.57%, 05/16/2023	600,000	589,946
2.90%, 03/03/2024	296,000	293,345
3.19%, 06/24/2023	47,000	47,543
CNOOC Finance Pty, Ltd.
2.63%, 05/05/2020	328,000	325,693
CNOOC Finance, Ltd.
3.00%, 05/09/2023	254,000	248,061
ConocoPhillips
5.90%, 10/15/2032	290,000	353,635
ConocoPhillips Holding Co.
6.95%, 04/15/2029	315,000	408,455

The notes are an integral part of this report. Transamerica Funds	Page 16	January 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.
5.60%, 07/15/2041	$ 224,000	$ 264,059
Ecopetrol SA
5.38%, 06/26/2026	135,000	144,706
5.88%, 09/18/2023	113,000	123,812
Enbridge, Inc.
4.50%, 06/10/2044	200,000	206,411
Encana Corp.
6.50%, 05/15/2019 - 08/15/2034	250,000	280,062
7.20%, 11/01/2031	200,000	254,385
7.38%, 11/01/2031	250,000	321,527
Energy Transfer, LP
3.60%, 02/01/2023	75,000	74,636
4.05%, 03/15/2025	136,000	135,401
4.75%, 01/15/2026	173,000	179,080
4.90%, 02/01/2024	159,000	166,396
6.05%, 06/01/2041	538,000	580,991
6.50%, 02/01/2042	45,000	51,694
Eni SpA
5.70%, 10/01/2040 (B)	900,000	988,119
EnLink Midstream Partners, LP
4.15%, 06/01/2025	130,000	130,225
Enterprise Products Operating LLC
3.35%, 03/15/2023	150,000	151,364
3.70%, 02/15/2026	127,000	129,474
3.75%, 02/15/2025	74,000	75,508
3.90%, 02/15/2024	362,000	374,154
3.95%, 02/15/2027	153,000	157,339
4.85%, 03/15/2044	45,000	49,394
4.95%, 10/15/2054	33,000	35,977
5.10%, 02/15/2045	32,000	36,515
5.95%, 02/01/2041	45,000	55,504
7.55%, 04/15/2038	320,000	446,142
EOG Resources, Inc.
4.10%, 02/01/2021	300,000	311,049
4.15%, 01/15/2026	80,000	84,086
5.10%, 01/15/2036	392,000	448,661
EQT Corp.
3.90%, 10/01/2027	264,000	258,541
Exxon Mobil Corp.
4.11%, 03/01/2046	294,000	317,897
Hess Corp.
6.00%, 01/15/2040	170,000	192,447
7.13%, 03/15/2033	300,000	368,166
Kerr-McGee Corp.
7.88%, 09/15/2031	300,000	401,458
Magellan Midstream Partners, LP
3.20%, 03/15/2025	80,000	77,195
4.20%, 12/01/2042 - 10/03/2047	648,000	649,592
Marathon Oil Corp.
2.80%, 11/01/2022	170,000	166,731
MPLX, LP
4.88%, 12/01/2024	280,000	297,926
5.20%, 03/01/2047	108,000	119,025
Noble Energy, Inc.
3.85%, 01/15/2028 (E)	120,000	119,722
5.63%, 05/01/2021	330,000	336,600
Occidental Petroleum Corp.
2.70%, 02/15/2023	400,000	396,251
3.40%, 04/15/2026	123,000	124,004
3.50%, 06/15/2025	91,000	92,542
ONEOK Partners, LP
3.20%, 09/15/2018	105,000	105,531
3.38%, 10/01/2022	30,000	30,014
4.90%, 03/15/2025	800,000	853,697
5.00%, 09/15/2023	65,000	68,668
6.65%, 10/01/2036	220,000	271,461
8.63%, 03/01/2019	150,000	159,299

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Petro-Canada
5.35%, 07/15/2033	$ 100,000	$ 114,055
7.88%, 06/15/2026	100,000	125,931
Petroleos Mexicanos
4.63%, 09/21/2023 (E)	450,000	462,604
4.88%, 01/18/2024	81,000	83,705
5.63%, 01/23/2046	77,000	70,840
6.38%, 02/04/2021 - 01/23/2045	513,000	537,709
6.50%, 03/13/2027 (B)	870,000	951,667
6.75%, 09/21/2047	403,000	421,135
6.88%, 08/04/2026	466,000	527,279
Phillips 66
4.30%, 04/01/2022	130,000	136,582
Phillips 66 Partners, LP
3.55%, 10/01/2026	66,000	64,327
4.90%, 10/01/2046	144,000	152,040
Plains All American Pipeline, LP / PAA Finance Corp.
3.65%, 06/01/2022	97,000	96,968
4.30%, 01/31/2043	150,000	135,983
4.65%, 10/15/2025	350,000	362,543
Shell International Finance BV
2.88%, 05/10/2026	853,000	835,743
3.75%, 09/12/2046	444,000	441,839
4.00%, 05/10/2046	888,000	921,068
4.13%, 05/11/2035	258,000	277,085
4.38%, 03/25/2020	410,000	426,185
Sinopec Capital 2013, Ltd.
3.13%, 04/24/2023 (B)	300,000	294,490
Sinopec Group Overseas Development, Ltd.
3.90%, 05/17/2022 (B)	200,000	204,612
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (B)	136,000	145,666
8.00%, 03/01/2032	105,000	141,949
Spectra Energy Partners, LP
3.50%, 03/15/2025	633,000	627,388
Statoil ASA
3.15%, 01/23/2022	313,000	317,301
4.25%, 11/23/2041	236,000	253,170
Suncor Energy, Inc.
5.95%, 12/01/2034	550,000	688,259
Sunoco Logistics Partners Operations, LP
3.90%, 07/15/2026	195,000	190,309
5.50%, 02/15/2020	250,000	262,315
5.95%, 12/01/2025	150,000	165,991
6.10%, 02/15/2042	500,000	537,208
TC PipeLines, LP
3.90%, 05/25/2027	141,000	139,552
Tosco Corp.
7.80%, 01/01/2027	160,000	210,062
8.13%, 02/15/2030	230,000	322,595
Total Capital International SA
2.70%, 01/25/2023	688,000	681,629
3.70%, 01/15/2024	160,000	166,076
3.75%, 04/10/2024	82,000	85,410
TransCanada PipeLines, Ltd.
2.50%, 08/01/2022	115,000	112,907
3.13%, 01/15/2019	149,000	150,209
3.75%, 10/16/2023	135,000	139,183
4.88%, 01/15/2026	370,000	407,210
6.50%, 08/15/2018 (E)	175,000	179,089
Valero Energy Corp.
7.50%, 04/15/2032	100,000	133,341
Western Gas Partners, LP
4.65%, 07/01/2026	152,000	156,567
5.45%, 04/01/2044	97,000	105,094

The notes are an integral part of this report. Transamerica Funds	Page 17	January 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Williams Partners, LP
3.90%, 01/15/2025	$ 117,000	$ 118,508

		34,801,014

Pharmaceuticals - 0.4%
Allergan Funding SCS
3.85%, 06/15/2024	211,000	213,684
4.55%, 03/15/2035	1,167,000	1,219,647
Allergan, Inc.
2.80%, 03/15/2023	162,000	157,747
3.38%, 09/15/2020	125,000	126,487
Baxalta, Inc.
3.60%, 06/23/2022	67,000	67,770
5.25%, 06/23/2045	33,000	38,025
Bayer US Finance LLC
3.38%, 10/08/2024 (B)	200,000	199,398
Johnson & Johnson
2.63%, 01/15/2025	408,000	398,916
3.40%, 01/15/2038	432,000	428,151
4.38%, 12/05/2033	99,000	110,687
Merck & Co., Inc.
2.40%, 09/15/2022	43,000	42,346
3.70%, 02/10/2045	20,000	20,196
Mylan NV
3.95%, 06/15/2026	185,000	183,856
Mylan, Inc.
3.13%, 01/15/2023 (B)	460,000	450,365
5.40%, 11/29/2043	100,000	108,552
Novartis Capital Corp.
3.40%, 05/06/2024	395,000	404,156
Pfizer, Inc.
3.00%, 12/15/2026	412,000	405,772
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	334,000	323,907
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/2036 (E)	670,000	672,018
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	181,000	175,386
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/2023 (E)	375,000	331,789
4.10%, 10/01/2046 (E)	60,000	45,694
Zoetis, Inc.
3.45%, 11/13/2020	37,000	37,704

		6,162,253

Real Estate Management & Development - 0.1%
Mitsui Fudosan Co., Ltd.
3.65%, 07/20/2027 (B)	471,000	477,952
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022 (B)	314,000	313,964
3.88%, 03/20/2027 (B)	325,000	327,521

		1,119,437

Road & Rail - 0.3%
Burlington Northern Santa Fe LLC
3.45%, 09/15/2021	251,000	256,763
3.60%, 09/01/2020	125,000	128,092
4.40%, 03/15/2042	130,000	142,648
5.75%, 05/01/2040	300,000	383,398
7.29%, 06/01/2036	90,000	126,361

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
Canadian Pacific Railway Co.
6.13%, 09/15/2115	$ 264,000	$ 343,339
CSX Corp.
4.25%, 06/01/2021	65,000	67,740
6.00%, 10/01/2036, MTN	340,000	432,875
Norfolk Southern Corp.
3.25%, 12/01/2021	166,000	168,301
3.85%, 01/15/2024	266,000	275,721
4.05%, 08/15/2052 (B)	87,000	87,342
Ryder System, Inc.
2.50%, 03/01/2018 - 05/11/2020, MTN	378,000	377,309
3.45%, 11/15/2021, MTN	42,000	42,554
Union Pacific Corp.
2.75%, 04/15/2023	160,000	159,144
2.95%, 01/15/2023	43,000	43,276
3.60%, 09/15/2037	61,000	61,479
4.10%, 09/15/2067	150,000	154,575
4.16%, 07/15/2022	146,000	154,474
4.30%, 06/15/2042	148,000	159,633

		3,565,024

Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc.
4.50%, 12/05/2036	226,000	236,488
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.63%, 01/15/2024 (B)	663,000	654,089
3.88%, 01/15/2027 (B)	617,000	600,445
Intel Corp.
3.10%, 07/29/2022	120,000	121,766
3.70%, 07/29/2025	97,000	100,386
3.73%, 12/08/2047 (B)	155,000	155,278
4.10%, 05/19/2046	224,000	238,026
QUALCOMM, Inc.
2.60%, 01/30/2023	35,000	33,819
2.90%, 05/20/2024	400,000	383,793
3.25%, 05/20/2027 (E)	357,000	341,305

		2,865,395

Software - 0.5%
Microsoft Corp.
2.38%, 05/01/2023	24,000	23,455
2.88%, 02/06/2024	342,000	339,788
3.30%, 02/06/2027	279,000	281,450
3.50%, 02/12/2035	277,000	280,284
4.00%, 02/12/2055	81,000	84,292
4.10%, 02/06/2037	489,000	531,453
4.20%, 11/03/2035	103,000	113,219
4.50%, 10/01/2040 - 02/06/2057	451,000	516,133
4.75%, 11/03/2055	436,000	516,728
Oracle Corp.
2.40%, 09/15/2023	324,000	313,850
2.95%, 11/15/2024 - 05/15/2025	1,100,000	1,086,823
3.90%, 05/15/2035	60,000	62,368
4.30%, 07/08/2034	786,000	851,645
5.38%, 07/15/2040	123,000	152,513
6.13%, 07/08/2039	731,000	986,968
VMware, Inc.
2.95%, 08/21/2022	521,000	503,242

		6,644,211

The notes are an integral part of this report. Transamerica Funds	Page 18	January 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail - 0.1%
AutoZone, Inc.
3.75%, 06/01/2027	$ 186,000	$ 186,109
Home Depot, Inc.
2.13%, 09/15/2026	103,000	94,351
3.00%, 04/01/2026	212,000	208,182
3.50%, 09/15/2056	71,000	66,779
4.20%, 04/01/2043	145,000	155,575
Lowe’s Cos., Inc.
3.38%, 09/15/2025	119,000	119,705
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	247,000	244,780

		1,075,481

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.
2.45%, 08/04/2026	296,000	277,752
2.75%, 01/13/2025	500,000	486,655
2.85%, 05/11/2024	234,000	231,142
2.90%, 09/12/2027	1,200,000	1,158,440
3.00%, 02/09/2024 - 06/20/2027	988,000	969,486
3.20%, 05/13/2025 - 05/11/2027	446,000	442,704
3.25%, 02/23/2026	266,000	265,625
3.45%, 05/06/2024 - 02/09/2045	549,000	551,611
3.75%, 09/12/2047	500,000	497,357
3.85%, 08/04/2046	207,000	209,178
4.50%, 02/23/2036	340,000	381,045
4.65%, 02/23/2046	119,000	135,333
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (B)	800,000	874,880

		6,481,208

Tobacco - 0.0% (H)
BAT Capital Corp.
4.39%, 08/15/2037 (B)	377,000	387,513

Trading Companies & Distributors - 0.1%
Air Lease Corp.
3.25%, 03/01/2025	258,000	250,803
3.63%, 12/01/2027	200,000	195,231
3.88%, 04/01/2021	220,000	225,740
International Lease Finance Corp.
5.88%, 08/15/2022	154,000	169,164
8.63%, 01/15/2022	700,000	831,940
WW Grainger, Inc.
4.60%, 06/15/2045	198,000	218,991

		1,891,869

Transportation Infrastructure - 0.1%
Mexico City Airport Trust
5.50%, 07/31/2047 (B)	200,000	193,500
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.38%, 02/01/2022 (B)	233,000	234,710
4.88%, 07/11/2022 (B)	500,000	530,265

		958,475

Water Utilities - 0.0% (H)
American Water Capital Corp.
3.85%, 03/01/2024	300,000	310,895
4.00%, 12/01/2046	172,000	176,742

		487,637

Wireless Telecommunication Services - 0.1%
America Movil SAB de CV
3.13%, 07/16/2022	236,000	236,186
Crown Castle Towers LLC
3.22%, 05/15/2042 (B)	200,000	201,600

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
3.36%, 03/20/2023 (B)	$ 758,438	$ 761,282
Vodafone Group PLC
1.50%, 02/19/2018	238,000	237,945
2.95%, 02/19/2023	75,000	74,727

		1,511,740

Total Corporate Debt Securities (Cost $335,987,028)		342,012,885

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Canada - 0.0% (H)
Province of Quebec
6.35%, 01/30/2026, MTN	285,000	338,302

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	300,000	309,000
5.00%, 06/15/2045	200,000	210,200
7.38%, 09/18/2037	200,000	266,300

		785,500

Israel - 0.2%
Israel Government AID Bond
Series 2011-Z,
Zero Coupon, 11/15/2026	1,400,000	1,063,748
Israel Government AID Bond, Principal Only STRIPS
Series 2,
11/01/2024	2,250,000	1,850,251

		2,913,999

Mexico - 0.3%
Mexico Government International Bond
3.75%, 01/11/2028	1,042,000	1,022,202
4.13%, 01/21/2026 (E)	615,000	633,450
4.35%, 01/15/2047	183,000	172,844
4.60%, 02/10/2048	200,000	196,000
5.55%, 01/21/2045	190,000	212,800
4.75%, 03/08/2044, MTN	688,000	687,312
5.75%, 10/12/2110, MTN	550,000	575,300

		3,499,908

Peru - 0.0% (H)
Peru Government International Bond
5.63%, 11/18/2050	45,000	56,633

Supranational - 0.0% (H)
African Development Bank
8.80%, 09/01/2019	500,000	546,269

Total Foreign Government Obligations (Cost $8,167,238)		8,140,611

MORTGAGE-BACKED SECURITIES - 2.6%
Access Point Funding Trust
Series 2016-1, Class A,
6.25%, 02/16/2021 (B) (C)	379,033	378,655
American General Mortgage Loan Trust
Series 2006-1, Class A5,
5.75% (A), 12/25/2035 (B)	11,601	11,939
Angel Oak Mortgage Trust LLC
Series 2015-1, Class A,
4.50% (A), 11/25/2045 (B)	56,298	55,983

The notes are an integral part of this report. Transamerica Funds	Page 19	January 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
ASG Resecuritization Trust
Series 2009-3, Class A65,
2.94% (A), 03/26/2037 (B)	$ 49,182	$ 49,198
Series 2011-1, Class 3A50,
3.63% (A), 11/28/2035 (B)	80,575	80,459
BAMLL Re-REMIC Trust
Series 2015-FR11, Class A705,
1.82% (A), 09/27/2044 (B)	1,463,000	1,441,490
Banc of America Funding Trust
Series 2004-3, Class 1A1,
5.50%, 10/25/2034	119,038	122,225
Series 2004-C, Class 1A1,
3.88% (A), 12/20/2034	47,310	47,437
Series 2005-E, Class 4A1,
3.65% (A), 03/20/2035	468,657	474,870
Banc of America Mortgage Trust
Series 2003-C, Class 3A1,
3.75% (A), 04/25/2033	48,794	49,442
Series 2004-C, Class 2A2,
3.73% (A), 04/25/2034	211,180	212,364
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (B)	1,500,000	1,502,977
BCAP LLC Trust
Series 2009-RR5, Class 8A1,
5.50% (A), 11/26/2034 (B)	70,106	71,695
Series 2010-RR7, Class 2A1,
3.20% (A), 07/26/2045 (B)	345,445	340,922
Bear Stearns Alt-A Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.50%, 2.06% (A), 03/25/2035	68,647	68,513
Bear Stearns ARM Trust
Series 2003-4, Class 3A1,
3.59% (A), 07/25/2033	58,058	58,419
Series 2004-2, Class 14A,
3.58% (A), 05/25/2034	34,541	34,684
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2005-PWR8, Class X1,
0.34% (A), 06/11/2041 (B)	129,031	1,109
CD Commercial Mortgage Trust, Interest Only STRIPS
Series 2007-CD4, Class XC,
0.63% (A), 12/11/2049 (B)	819,242	2,611
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
3.67% (A), 02/25/2037	732,517	730,361
Series 2007-A1, Class 2A1,
3.68% (A), 02/25/2037	146,106	147,310
Series 2007-A1, Class 7A1,
3.57% (A), 02/25/2037	93,433	93,722
Series 2007-A1, Class 9A1,
3.62% (A), 02/25/2037	71,245	70,774
Series 2007-A2, Class 1A1,
3.67% (A), 07/25/2037	30,808	30,817
Series 2007-A2, Class 2A1,
3.60% (A), 07/25/2037	197,141	200,053
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	131,825	134,284
Series 2004-3, Class A4,
5.75%, 04/25/2034	197,738	202,894
Series 2004-5, Class 1A4,
5.50%, 06/25/2034	211,595	214,578

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CHL Mortgage Pass-Through Trust (continued)
Series 2004-8, Class 2A1,
4.50%, 06/25/2019	$ 2,710	$ 2,734
Series 2004-J4, Class 2A1,
5.00%, 05/25/2019	13,643	13,676
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-HYB1, Class A,
3.74% (A), 09/25/2033	78,085	78,745
Citigroup Mortgage Loan Trust
Series 2003-1, Class 3A4,
5.25%, 09/25/2033	76,939	77,266
Series 2005-2, Class 2A11,
5.50%, 05/25/2035	151,563	155,665
Series 2009-10, Class 1A1,
3.33% (A), 09/25/2033 (B)	238,448	241,957
Series 2009-11, Class 3A1,
5.75% (A), 05/25/2037 (B)	9,876	9,844
COBALT CMBS Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C1,
0.94% (A), 08/15/2048	1,203,281	7,828
COMM Mortgage Trust
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	562,000	579,143
COMM Mortgage Trust, Interest Only STRIPS
Series 2012-CR2, Class XA,
1.66% (A), 08/15/2045	1,835,485	112,602
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	64,571	66,192
Series 2003-AR15, Class 3A1,
3.77% (A), 06/25/2033	118,015	117,275
Series 2004-5, Class 3A1,
5.25%, 08/25/2019	32,892	33,085
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4,
5.25%, 11/25/2033	115,790	117,212
Series 2003-29, Class 5A1,
7.00%, 12/25/2033	121,701	130,535
Series 2003-29, Class 8A1,
6.00%, 11/25/2018	16,034	16,112
Series 2004-4, Class 2A4,
5.50%, 09/25/2034	168,425	175,607
Series 2004-8, Class 1A4,
5.50%, 12/25/2034	177,700	185,725
CSMC OA LLC
Series 2014-USA, Class D,
4.37%, 09/15/2037 (B)	500,000	481,180
CSMC Trust
Series 2010-17R, Class 1A1,
3.41% (A), 06/26/2036 (B)	61,694	62,023
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1,
5.70% (A), 02/25/2020	42,033	42,149
Federal Home Loan Mortgage Corp.
Series K070, Class A2,
3.30% (A), 11/25/2027	965,000	979,866
GMACM Mortgage Loan Trust
Series 2003-AR2, Class 2A4,
4.07% (A), 12/19/2033	298,208	296,563
GS Mortgage Securities Trust, Interest Only STRIPS
Series 2006-GG8, Class X,
0.87% (A), 11/10/2039 (B)	1,093,975	11

The notes are an integral part of this report. Transamerica Funds	Page 20	January 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF,
1-Month LIBOR + 0.35%, 1.91% (A), 09/25/2035 (B)	$ 813,955	$ 706,058
GSMPS Mortgage Loan Trust, Interest Only STRIPS
Series 2005-RP3, Class 1AS,
3.05% (A), 09/25/2035 (B)	610,467	53,757
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4,
5.25%, 06/25/2033	378,195	389,089
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	254,501	261,685
Series 2005-5F, Class 8A3,
1-Month LIBOR + 0.50%, 2.06% (A), 06/25/2035	17,555	16,730
Headlands Residential LLC
Series 2017-RPL1, Class A,
3.88% (A), 08/25/2022 (B)	1,980,000	1,961,301
Impac CMB Trust
Series 2005-4, Class 2A1,
1-Month LIBOR + 0.60%, 2.16% (A), 05/25/2035	130,463	129,116
Impac Secured Assets CMN Owner Trust
Series 2003-2, Class A1,
5.50%, 08/25/2033	54,435	56,732
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month LIBOR + 0.35%, 1.91% (A), 05/25/2036	418,775	397,926
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.35%, 1.91% (A), 08/25/2036	164,231	161,201
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class A3SF,
1-Month LIBOR + 0.16%, 1.71% (A), 05/15/2047	263,982	263,217
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-CB15, Class X1,
0.26% (A), 06/12/2043	6,896,470	8,925
JPMorgan Mortgage Trust
Series 2004-A3, Class 4A1,
3.85% (A), 07/25/2034	47,175	48,528
Series 2004-A4, Class 1A1,
3.82% (A), 09/25/2034	48,957	50,201
Series 2004-S1, Class 1A7,
5.00%, 09/25/2034	5,898	5,994
Series 2005-A1, Class 3A4,
3.70% (A), 02/25/2035	149,019	152,759
Series 2006-A2, Class 5A3,
3.58% (A), 11/25/2033	257,064	261,669
Series 2006-A3, Class 6A1,
3.50% (A), 08/25/2034	25,461	25,438
LB-UBS Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C1, Class XCL,
0.39% (A), 02/15/2041 (B)	980,676	110
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
3.62% (A), 04/21/2034	286,927	293,604
Series 2004-13, Class 3A7,
3.46% (A), 11/21/2034	182,421	186,870

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MASTR Alternative Loan Trust
Series 2003-9, Class 2A1,
6.00%, 12/25/2033	$ 30,076	$ 31,168
Series 2004-5, Class 5A1,
4.75%, 06/25/2019	10,007	10,019
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6,
5.25%, 12/25/2033	307,321	310,676
Series 2004-P7, Class A6,
5.50%, 12/27/2033 (B)	44,005	44,299
MASTR Resecuritization Trust, Principal Only STRIPS
Series 2005, Class 3,
05/28/2035 (B)	17,750	14,289
Merrill Lynch Mortgage Investors Trust
Series 2003-A4, Class 2A,
3.57% (A), 07/25/2033	65,389	64,154
Series 2003-A5, Class 2A6,
3.47% (A), 08/25/2033	52,674	54,332
Series 2004-1, Class 2A1,
3.24% (A), 12/25/2034	188,060	189,025
Series 2004-A4, Class A2,
3.28% (A), 08/25/2034	91,967	94,082
Series 2004-D, Class A2,
6-Month LIBOR + 0.72%, 2.18% (A), 09/25/2029	138,599	133,729
ML-CFC Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-4, Class XC,
0.51% (A), 12/12/2049 (B)	385,949	4
Morgan Stanley Capital I Trust
Series 2011-C3, Class A3,
4.05%, 07/15/2049	525,000	535,997
Morgan Stanley Capital I Trust, Interest Only STRIPS
Series 2006-IQ12, Class X1,
0.50% (A), 12/15/2043 (B)	3,565,968	36
Series 2006-T21, Class X,
0.05% (A), 10/12/2052 (B)	10,853,853	109
Series 2007-HQ11, Class X,
0.33% (A), 02/12/2044 (B)	8,177,850	103,123
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A,
5.67% (A), 04/25/2034	197,347	207,798
Morgan Stanley Re-REMIC Trust
Series 2012-IO, Class AXA,
1.00%, 03/27/2051 (B)	168,637	166,951
Series 2012-XA, Class B,
0.25%, 07/27/2049 (B)	1,061,968	998,313
PFP, Ltd.
Series 2015-2, Class A,
1-Month LIBOR + 1.45%, 3.01% (A), 07/14/2034 (B)	197,021	197,131
Series 2015-2, Class C,
1-Month LIBOR + 3.25%, 4.81% (A), 07/14/2034 (B)	141,000	141,109
Series 2015-2, Class D,
1-Month LIBOR + 4.00%, 5.56% (A), 07/14/2034 (B)	100,000	100,141
Prime Mortgage Trust
Series 2004-CL1, Class 1A1,
6.00%, 02/25/2034	71,304	75,316
Prime Mortgage Trust, Principal Only STRIPS
Series 2004-CL1, Class 1,
02/25/2034	4,421	3,531

The notes are an integral part of this report. Transamerica Funds	Page 21	January 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1,
3.49% (A), 05/25/2035	$ 100,052	$ 97,846
RAIT Trust
Series 2015-FL5, Class B,
1-Month LIBOR + 3.90%, 5.45% (A), 01/15/2031 (B)	395,000	395,383
RALI Trust
Series 2003-QS18, Class A1,
5.00%, 09/25/2018	6,099	6,103
Series 2004-QS7, Class A4,
5.50%, 05/25/2034	196,400	200,584
RAMP Trust
Series 2004-SL2, Class A3,
7.00%, 10/25/2031	118,046	122,710
RBSSP Resecuritization Trust
Series 2009-1, Class 1A1,
6.50% (A), 02/26/2036 (B)	249,889	262,093
Resource Capital Corp., Ltd.
Series 2015-CRE4, Class A,
1-Month LIBOR + 1.40%, 2.96% (A), 08/15/2032 (B)	9,428	9,426
Series 2015-CRE4, Class B,
1-Month LIBOR + 3.00%, 4.56% (A), 08/15/2032 (B)	230,000	227,700
Sequoia Mortgage Trust
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 2.16% (A), 12/20/2034	287,293	282,960
Series 2004-11, Class A3,
1-Month LIBOR + 0.60%, 2.16% (A), 12/20/2034	159,347	156,266
Series 2004-12, Class A3,
6-Month LIBOR + 0.32%, 2.10% (A), 01/20/2035	116,592	108,259
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 2.22% (A), 10/19/2034	287,467	276,988
Structured Asset Securities Corp.
Series 2003-37A, Class 2A,
3.39% (A), 12/25/2033	66,148	66,343
Series 2004-4XS, Class 1A5,
5.30% (A), 02/25/2034	303,862	307,820
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-33H, Class 1A1,
5.50%, 10/25/2033	59,278	60,316
Series 2003-35, Class 3A1,
1-Month LIBOR + 0.50%, 2.06% (A), 12/25/2033	18,447	18,506
Series 2004-5H, Class A4,
5.54%, 12/25/2033	249,887	255,515
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1,
1-Month LIBOR + 0.64%, 2.20% (A), 09/25/2043	141,597	136,846
Series 2004-1, Class II2A,
2.45% (A), 03/25/2044	64,915	63,742
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (B)	1,000,000	1,001,753

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	$ 650,000	$ 664,217
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA,
1.34% (A), 05/10/2063 (B)	4,395,528	211,736
V.M. Jog Engineering, Ltd.
Series 2017, Class A,
1.00% (A), 12/15/2020	2,090,000	2,090,000
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (B)	1,000,000	997,526
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.08% (A), 03/15/2045 (B)	5,972,670	60
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR6, Class A1,
3.24% (A), 06/25/2033	247,455	249,412
Series 2003-AR7, Class A7,
3.13% (A), 08/25/2033	100,877	101,941
Series 2003-AR8, Class A,
3.23% (A), 08/25/2033	40,808	41,317
Series 2003-AR9, Class 1A6,
3.33% (A), 09/25/2033	181,549	184,952
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	198,447	204,332
Series 2003-S4, Class 2A10,
(2.75) * 1-Month LIBOR + 17.46%, 13.17% (A), 06/25/2033	8,428	9,488
Series 2003-S9, Class A8,
5.25%, 10/25/2033	105,177	109,466
Series 2004-AR3, Class A1,
3.20% (A), 06/25/2034	26,221	26,688
Series 2004-AR3, Class A2,
3.20% (A), 06/25/2034	269,699	274,502
Series 2004-CB2, Class 7A,
5.50%, 08/25/2019	33,139	33,326
Series 2004-CB3, Class 4A,
6.00%, 10/25/2019	51,515	52,443
Series 2004-S2, Class 2A4,
5.50%, 06/25/2034	211,669	219,670
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
Series 2003-MS2, Class 1A1,
5.75%, 02/25/2033	28,950	29,307
Series 2004-RA2, Class 2A,
7.00%, 07/25/2033	62,741	68,099
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A2,
2.82%, 08/15/2050	1,077,000	1,081,560
Series 2016-C35, Class A4,
2.93%, 07/15/2048	1,915,000	1,856,067
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-K, Class 1A1,
3.56% (A), 11/25/2033	13,047	13,208
Series 2004-4, Class A9,
5.50%, 05/25/2034	151,979	154,760
Series 2004-EE, Class 2A1,
3.45% (A), 12/25/2034	99,799	101,385
Series 2004-EE, Class 2A2,
3.45% (A), 12/25/2034	24,950	25,599
Series 2004-EE, Class 3A1,
3.77% (A), 12/25/2034	28,698	29,746

The notes are an integral part of this report. Transamerica Funds	Page 22	January 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
Series 2004-EE, Class 3A2,
3.77% (A), 12/25/2034	$ 43,047	$ 44,620
Series 2004-I, Class 1A1,
3.68% (A), 07/25/2034	445,766	454,826
Series 2004-P, Class 2A1,
3.54% (A), 09/25/2034	654,348	670,208
Series 2004-R, Class 2A1,
3.60% (A), 09/25/2034	269,030	277,198
Series 2004-U, Class A1,
3.63% (A), 10/25/2034	561,710	564,301
Series 2004-V, Class 1A1,
3.53% (A), 10/25/2034	59,847	60,659
Series 2004-V, Class 1A2,
3.53% (A), 10/25/2034	26,717	27,520
Series 2004-W, Class A9,
3.71% (A), 11/25/2034	97,769	99,846
Series 2005-AR3, Class 1A1,
3.46% (A), 03/25/2035	464,129	476,540
Series 2005-AR8, Class 2A1,
3.61% (A), 06/25/2035	151,060	154,437
Series 2005-AR9, Class 2A1,
3.62% (A), 10/25/2033	61,207	61,835
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4,
4.38%, 03/15/2044 (B)	550,000	571,693

Total Mortgage-Backed Securities (Cost $35,616,761)		36,070,671

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
California - 0.1%
State of California, General Obligation Unlimited,
7.30%, 10/01/2039	520,000	771,612

New York - 0.1%
New York State Dormitory Authority, Revenue Bonds,
5.60%, 03/15/2040	280,000	350,398
Port Authority of New York & New Jersey, Revenue Bonds
4.46%, 10/01/2062	800,000	908,536
5.65%, 11/01/2040	655,000	842,592

		2,101,526

Ohio - 0.2%
American Municipal Power, Inc., Revenue Bonds,
Series B,
7.50%, 02/15/2050	640,000	956,013
Ohio State University, Revenue Bonds,
Series A,
4.80%, 06/01/2111	1,370,000	1,470,476

		2,426,489

Total Municipal Government Obligations (Cost $4,430,182)		5,299,627

U.S. GOVERNMENT AGENCY OBLIGATIONS - 29.2%
Federal Home Loan Mortgage Corp.
6-Month LIBOR + 1.52%, 3.03% (A), 05/01/2037	90,791	93,890
6-Month LIBOR + 1.70%, 3.19% (A), 10/01/2036	44,722	46,351
1-Year CMT + 2.25%, 3.26% (A), 07/01/2036	273,507	289,415

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
1-Year CMT + 2.25%, 3.28% (A), 01/01/2035	$ 343,528	$ 361,832
12-Month LIBOR + 1.59%, 3.34% (A), 12/01/2036	235,437	244,934
12-Month LIBOR + 1.64%, 3.39% (A), 11/01/2036	74,732	77,884
1-Year CMT + 2.25%, 3.40% (A), 02/01/2036	450,082	473,665
12-Month LIBOR + 1.67%, 3.42% (A), 12/01/2036	184,792	192,637
12-Month LIBOR + 1.70%, 3.42% (A), 02/01/2037 - 06/01/2037	75,258	78,852
1-Year CMT + 2.43%, 3.46% (A), 12/01/2031	526,533	557,526
3.50%, 06/01/2042 - 07/15/2042	3,021,561	3,058,268
1-Year CMT + 2.36%, 3.51% (A), 10/01/2037	28,344	29,670
1-Year CMT + 2.24%, 3.51% (A), 11/01/2036	210,932	221,928
6-Month LIBOR + 2.01%, 3.51% (A), 05/01/2037	52,024	54,744
12-Month LIBOR + 1.81%, 3.56% (A), 09/01/2037	29,989	31,310
12-Month LIBOR + 1.88%, 3.61% (A), 05/01/2038	34,517	36,173
12-Month LIBOR + 1.91%, 3.66% (A), 04/01/2037	2,000	2,051
12-Month LIBOR + 2.00%, 3.73% (A), 04/01/2037	35,923	37,775
12-Month LIBOR + 2.05%, 3.77% (A), 05/01/2037	73,298	77,830
12-Month LIBOR + 2.04%, 3.79% (A), 11/01/2036	21,060	22,286
12-Month LIBOR + 2.17%, 3.89% (A), 03/01/2037	97,632	102,476
1-Year CMT + 2.65%, 3.92% (A), 10/01/2037	99,065	97,258
12-Month LIBOR + 2.18%, 3.94% (A), 05/01/2037	240,935	255,691
4.00%, 04/01/2043 - 01/01/2046	3,859,620	4,023,344
12-Month LIBOR + 2.30%, 4.06% (A), 05/01/2036	39,829	42,646
12-Month LIBOR + 2.47%, 4.21% (A), 03/01/2036	147,331	157,626
4.50%, 05/01/2041 - 07/01/2047	15,496,828	16,457,577
5.00%, 10/01/2018 - 08/01/2040	388,367	418,938
5.50%, 02/01/2018 - 12/01/2035	837,113	889,659
6.00%, 12/01/2036 - 06/01/2037	242,788	266,097
6.50%, 05/01/2035 - 03/01/2038	1,191,312	1,342,087
7.50%, 02/01/2038 - 09/01/2038	67,496	77,410
10.00%, 03/17/2026 - 10/01/2030	83,729	86,742
11.00%, 02/17/2021	6,986	7,094
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1-Month LIBOR + 0.70%, 2.07% (A), 09/25/2022	687,767	689,922
2.27%, 01/25/2023	2,500,000	2,428,436
2.31%, 12/25/2022	3,000,000	2,937,068
2.33%, 06/25/2021	2,100,000	2,073,711
2.60%, 09/25/2020	171,405	171,286
2.72%, 07/25/2026	1,456,000	1,420,477
2.74%, 09/25/2025	1,000,000	981,088
2.81%, 09/25/2024	4,140,000	4,097,472
2.84%, 09/25/2022	1,001,000	1,000,990
2.93%, 01/25/2023	1,443,000	1,445,690
3.12%, 06/25/2027	654,000	654,996

The notes are an integral part of this report. Transamerica Funds	Page 23	January 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (continued)
3.24%, 04/25/2027	$ 1,097,000	$ 1,109,789
3.33%, 05/25/2027	590,000	596,502
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.40%, 1.76% (A), 07/15/2037	894,029	893,818
1-Month LIBOR + 0.25%, 1.81% (A), 08/15/2023	218,493	219,512
1-Month LIBOR + 0.30%, 1.86% (A), 03/15/2036	41,607	41,613
1-Month LIBOR + 0.40%, 1.96% (A), 02/15/2033	175,602	175,420
1-Month LIBOR + 1.20%, 2.76% (A), 07/15/2039	41,288	42,296
4.00%, 11/15/2041 - 07/15/2042	3,727,214	3,880,347
4.50%, 06/15/2025	2,000,000	2,117,888
5.00%, 07/15/2033 - 07/15/2041	9,304,040	10,114,416
5.30%, 01/15/2033	472,446	506,428
5.50%, 02/15/2022 - 01/15/2039	3,367,490	3,645,254
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (A), 05/15/2041	681,791	696,243
(3.67) * 1-Month LIBOR + 27.50%, 5.50% (A), 05/15/2041	817,269	910,187
5.70% (A), 10/15/2038	243,945	268,149
6.00%, 05/15/2034 - 06/15/2038	1,896,592	2,104,030
6.25%, 10/15/2023	198,814	211,401
6.50%, 08/15/2021 - 06/15/2032	1,341,266	1,465,294
(1.50) * 1-Month LIBOR + 9.08%, 6.72% (A), 11/15/2033	98,258	100,004
6.85% (A), 11/15/2021	96,412	98,568
7.00%, 12/15/2036	562,620	638,989
7.29% (A), 11/15/2046	777,229	886,590
7.50%, 11/15/2036 - 12/15/2036	659,970	762,702
(7.27) * 1-Month LIBOR + 48.00%, 8.00% (A), 06/15/2035	18,120	20,708
(1.83) * 1-Month LIBOR + 14.85%, 11.99% (A), 06/15/2033	35,267	43,143
(3.33) * 1-Month LIBOR + 17.50%, 12.30% (A), 02/15/2040	476,969	576,892
(2.50) * 1-Month LIBOR + 17.45%, 13.55% (A), 02/15/2038	16,139	18,774
(3.00) * 1-Month LIBOR + 20.22%, 15.54% (A), 07/15/2035	36,798	45,200
(4.00) * 1-Month LIBOR + 22.00%, 15.76% (A), 05/15/2035	55,870	72,499
(2.60) * 1-Month LIBOR + 20.93%, 16.88% (A), 08/15/2031	47,015	66,315
(4.50) * 1-Month LIBOR + 24.75%, 17.73% (A), 06/15/2035	84,592	119,899
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.77% (A), 01/15/2040	944,936	59,127
3.50%, 09/15/2024	49,493	258
4.00%, 11/15/2029 - 10/15/2037	1,087,649	56,808
(1.00) *1-Month LIBOR + 6.00%, 4.44% (A), 11/15/2037 - 10/15/2040	1,121,875	138,426
(1.00) *1-Month LIBOR + 6.05%, 4.49% (A), 05/15/2038	201,045	23,747
4.50% (A), 12/15/2024 - 07/15/2037	334,222	6,740
(1.00) *1-Month LIBOR + 6.10%, 4.54% (A), 05/15/2039	136,233	8,972
(1.00) *1-Month LIBOR + 6.25%, 4.69% (A), 12/15/2039	263,642	40,567
(1.00) *1-Month LIBOR + 6.34%, 4.78% (A), 12/15/2039	639,647	87,578
(1.00) *1-Month LIBOR + 6.40%, 4.84% (A), 01/15/2037	65,076	6,683

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS (continued)
(1.00) *1-Month LIBOR + 6.45%, 4.89% (A), 11/15/2037	$ 28,825	$ 3,390
5.00%, 04/15/2032 - 08/15/2040	1,669,430	215,710
(1.00) *1-Month LIBOR + 6.80%, 5.24% (A), 09/15/2039	260,569	29,351
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
03/15/2019 - 12/15/2043	6,035,102	5,046,643
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.08% (A), 10/25/2037	464,787	468,198
5.23%, 05/25/2043	929,366	1,018,913
6.50%, 02/25/2043	301,858	344,871
6.50% (A), 09/25/2043	133,876	150,944
7.00%, 02/25/2043 - 07/25/2043	352,021	404,994
7.50%, 02/25/2042 - 09/25/2043	438,198	502,644
Federal Home Loan Mortgage Corp., Interest Only STRIPS
6-Month LIBOR + 1.55%, 3.05% (A), 04/01/2037	7,087	7,087
(1.00) *1-Month LIBOR + 7.70%, 6.14% (A), 08/15/2036	457,584	80,993
Federal National Mortgage Association
Zero Coupon, 10/09/2019	4,865,000	4,676,569
1-Month LIBOR + 0.22%, 1.78% (A), 03/25/2045 - 02/25/2046	173,504	173,176
1-Month LIBOR + 0.40%, 1.96% (A), 05/25/2042	268,588	265,442
2.03%, 08/01/2019	108,732	108,370
1-Month LIBOR + 0.55%, 2.11% (A), 08/25/2042	1,023,421	1,034,437
2.15%, 01/25/2023	2,500,000	2,430,628
2.37%, 04/01/2023	1,686,224	1,644,438
2.38%, 10/01/2026	1,500,000	1,426,057
1-Month LIBOR + 0.93%, 2.43% (A), 11/25/2022	1,094,862	1,094,992
2.43%, 08/01/2026	1,962,147	1,880,751
2.49% (A), 12/25/2026	2,200,000	2,097,898
2.49%, 05/01/2026 - 05/25/2026	3,000,000	2,876,450
2.61%, 06/01/2026	1,012,000	978,486
2.63%, 03/01/2026	3,000,000	2,929,613
2.64%, 06/01/2026	2,477,000	2,400,495
2.67%, 04/01/2025	1,180,657	1,165,087
2.70%, 07/01/2026	1,276,000	1,241,788
2.80%, 10/01/2025 - 01/01/2028	15,288,530	15,140,183
6-Month LIBOR + 1.33%, 2.81% (A), 07/01/2037	122,466	125,835
6-Month LIBOR + 1.35%, 2.82% (A), 09/01/2036	46,789	48,099
2.86%, 06/01/2028	1,089,942	1,069,231
2.90%, 06/25/2027	2,042,563	1,981,516
6-Month LIBOR + 1.46%, 2.91% (A), 02/01/2037	95,726	98,925
2.92%, 01/01/2025	2,510,000	2,504,547
2.93%, 06/01/2030	1,000,000	966,882
2.94% (A), 01/25/2026	3,486,000	3,455,043
2.94%, 12/01/2028	5,000,000	4,873,908
6-Month LIBOR + 1.50%, 2.95% (A), 02/01/2037	35,456	36,705
2.98%, 06/01/2027	1,715,000	1,697,199
2.99%, 01/01/2025 - 08/01/2029	3,983,074	3,923,936
3.02%, 07/01/2024 - 05/01/2030	13,378,622	13,183,976
3.04%, 06/01/2024 - 07/01/2029	6,925,296	6,850,978
3.06% (A), 05/25/2027	1,700,000	1,687,154
3.08% (A), 06/25/2027	1,771,000	1,768,993
3.08%, 12/01/2024	1,928,242	1,945,364
3.09%, 09/01/2029	3,797,000	3,747,673

The notes are an integral part of this report. Transamerica Funds	Page 24	January 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.11%, 03/01/2027	$ 2,000,000	$ 2,006,433
3.12%, 01/01/2022	1,966,338	1,993,524
3.15%, 04/01/2031	3,373,653	3,352,778
3.17%, 02/01/2030	1,000,000	992,977
3.21%, 03/01/2029	5,000,000	5,013,869
12-Month LIBOR + 1.46%, 3.21% (A), 09/01/2037	38,170	39,623
1-Year CMT + 2.09%, 3.22% (A), 11/01/2037	116,589	122,385
3.24%, 06/01/2026	942,157	958,244
12-Month LIBOR + 1.52%, 3.26% (A), 11/01/2037	74,103	77,050
3.28%, 11/01/2030	2,000,000	1,999,827
3.29%, 08/01/2026	2,000,000	2,032,495
3.30%, 04/25/2029	1,419,000	1,409,162
3.32%, 04/01/2029	5,000,000	5,045,329
12-Month LIBOR + 1.62%, 3.37% (A), 09/01/2036	145,983	151,850
3.37%, 05/01/2037	967,635	949,580
3.38%, 12/01/2029	809,030	815,761
12-Month LIBOR + 1.64%, 3.39% (A), 10/01/2036	89,616	93,613
12-Month LIBOR + 1.69%, 3.44% (A), 04/01/2037	26,566	27,716
12-Month LIBOR + 1.70%, 3.44% (A), 07/01/2037	45,209	47,280
12-Month LIBOR + 1.70%, 3.45% (A), 08/01/2036	15,771	16,031
3.45%, 04/01/2029	3,867,000	3,944,111
12-Month LIBOR + 1.74%, 3.49% (A), 04/01/2036	53,109	55,897
3.50%, 04/01/2043 - 01/01/2044	3,124,040	3,163,835
3.52%, 10/01/2029	830,110	848,652
12-Month LIBOR + 1.79%, 3.55% (A), 12/01/2036	39,911	41,720
12-Month LIBOR + 1.82%, 3.57% (A), 09/01/2036	18,772	19,692
3.59%, 01/01/2031	967,188	993,424
12-Month LIBOR + 1.84%, 3.59% (A), 05/01/2036 - 07/01/2037	190,613	201,101
12-Month LIBOR + 1.82%, 3.59% (A), 06/01/2036	106,080	111,864
12-Month LIBOR + 1.89%, 3.64% (A), 11/01/2036	94,087	99,117
12-Month LIBOR + 1.94%, 3.69% (A), 12/01/2036	80,110	84,014
3.73%, 05/01/2029	871,010	908,015
3.76%, 12/01/2035	1,943,058	2,006,651
3.89%, 07/01/2021	5,868,846	6,078,808
3.90%, 09/01/2021	898,449	931,814
6-Month LIBOR + 2.50%, 3.95% (A), 03/01/2036	287,701	308,740
3.95%, 07/01/2021	6,848,806	7,107,035
12-Month LIBOR + 2.16%, 3.97% (A), 11/01/2036	15,779	16,688
3.97%, 12/01/2025	422,093	448,116
4.00%, 04/01/2020 - 06/01/2047	5,523,746	5,758,863
4.02%, 11/01/2028	655,960	686,960
4.05%, 01/01/2021	6,065,000	6,289,861
12-Month LIBOR + 2.38%, 4.12% (A), 03/01/2036	142,276	153,023
12-Month LIBOR + 2.37%, 4.14% (A), 08/01/2037	54,086	57,583
4.23%, 02/01/2029	4,108,408	4,456,122
4.25%, 04/01/2021	2,500,000	2,614,064
4.26%, 07/01/2021	2,448,236	2,564,933
4.34%, 06/01/2021	7,000,000	7,353,489

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
4.45%, 07/01/2026	$ 1,363,061	$ 1,458,451
4.48%, 06/01/2021	2,180,000	2,286,984
4.50%, 08/01/2021	3,000,000	3,171,789
4.55%, 06/25/2043	124,420	129,975
5.00%, 04/01/2022 - 08/01/2040	1,040,792	1,116,527
5.50%, 11/01/2032 - 07/01/2037	1,749,342	1,912,556
6.00%, 03/01/2019 - 11/01/2037	3,595,470	3,906,577
6.50%, 06/01/2023 - 07/25/2042	2,066,864	2,304,472
7.00%, 12/25/2033 - 02/25/2044	1,381,723	1,570,190
7.50%, 10/01/2037 - 12/25/2045	923,660	1,071,061
8.00%, 10/01/2031	74,629	82,675
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.24%, 1.80% (A), 10/25/2046	166,466	166,090
1-Month LIBOR + 0.25%, 1.80% (A), 06/27/2036	248,987	244,916
1-Month LIBOR + 0.29%, 1.85% (A), 07/25/2036	148,796	148,522
1-Month LIBOR + 0.40%, 1.96% (A), 06/25/2037	41,144	41,135
1-Month LIBOR + 0.55%, 2.11% (A), 08/25/2041	483,590	489,179
1-Month LIBOR + 0.60%, 2.16% (A), 04/25/2040	393,327	396,150
3.00%, 01/25/2046	1,008,240	1,005,937
3.50%, 02/25/2043	1,277,397	1,285,623
3.52% (A), 12/25/2039	303,758	323,994
4.50%, 02/25/2039 - 05/25/2041	1,496,537	1,578,577
5.00%, 03/25/2018	748	747
5.50%, 08/25/2025 - 10/25/2040	8,757,426	9,477,199
5.61% (A), 01/25/2032	82,458	86,145
5.75%, 08/25/2034	1,000,000	1,108,048
5.81% (A), 05/25/2051	326,258	356,393
5.97% (A), 06/25/2040	202,978	223,766
6.00%, 03/25/2029 - 12/25/2049	2,982,144	3,251,541
6.22% (A), 02/25/2040	249,275	278,097
6.25%, 09/25/2038	41,751	45,528
6.44% (A), 03/25/2040	295,931	334,059
6.50%, 04/18/2028 - 11/25/2041	932,208	1,036,161
6.75%, 04/25/2037	66,858	73,781
7.00%, 03/25/2038 - 11/25/2041	2,316,886	2,600,777
7.50%, 05/17/2024	114,972	125,030
7.50% (A), 12/25/2042	130,376	144,382
8.00%, 02/25/2023	458,709	498,221
(2.00) * 1-Month LIBOR + 12.66%, 9.54% (A), 03/25/2040	322,642	363,753
(3.33) * 1-Month LIBOR + 17.67%, 12.46% (A), 04/25/2040	249,229	318,562
(2.50) * 1-Month LIBOR + 16.88%, 12.97% (A), 08/25/2035 - 10/25/2035	90,930	108,063
(2.00) * 1-Month LIBOR + 16.20%, 13.08% (A), 01/25/2034	23,321	26,646
(2.75) * 1-Month LIBOR + 17.88%, 13.58% (A), 09/25/2024	129,783	149,596
(2.75) * 1-Month LIBOR + 19.53%, 15.23% (A), 05/25/2034	141,835	179,791
(2.75) * 1-Month LIBOR + 20.13%, 15.84% (A), 05/25/2035	201,051	246,682
(3.33) * 1-Month LIBOR + 22.67%, 17.46% (A), 04/25/2037	86,765	117,308
(3.67) * 1-Month LIBOR + 24.57%, 18.84% (A), 11/25/2035	96,213	134,862
Federal National Mortgage Association REMIC, Interest Only STRIPS
1.27% (A), 01/25/2038	109,488	4,337
1.65% (A), 04/25/2041	670,214	31,622

The notes are an integral part of this report. Transamerica Funds	Page 25	January 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC, Interest Only STRIPS (continued)
(1.00) *1-Month LIBOR + 4.44%, 2.88% (A), 11/25/2040	$ 1,180,059	$ 77,334
3.00%, 01/25/2021	431,156	15,076
(1.00) *1-Month LIBOR + 5.00%, 3.44% (A), 07/25/2040	1,289,359	135,462
(1.00) *1-Month LIBOR + 5.90%, 4.34% (A), 10/25/2039	56,394	6,854
(1.00) *1-Month LIBOR + 6.00%, 4.44% (A), 02/25/2038 - 06/25/2039	900,012	98,804
(1.00) *1-Month LIBOR + 6.18%, 4.62% (A), 12/25/2039	18,217	2,112
(1.00) *1-Month LIBOR + 6.25%, 4.69% (A), 01/25/2040	348,803	47,745
(1.00) *1-Month LIBOR + 6.35%, 4.79% (A), 12/25/2037	719,600	65,322
(1.00) *1-Month LIBOR + 6.40%, 4.84% (A), 07/25/2037 - 05/25/2040	820,932	110,164
(1.00) *1-Month LIBOR + 6.42%, 4.86% (A), 04/25/2040	157,976	21,558
(1.00) *1-Month LIBOR + 6.45%, 4.89% (A), 10/25/2037 - 12/25/2037	375,502	55,344
5.00%, 07/25/2039	96,714	20,574
(1.00) *1-Month LIBOR + 6.62%, 5.06% (A), 07/25/2037	181,250	23,103
(1.00) *1-Month LIBOR + 6.65%, 5.09% (A), 10/25/2026 - 03/25/2039	759,516	92,677
(1.00) *1-Month LIBOR + 6.70%, 5.14% (A), 03/25/2036	1,357,133	241,414
(1.00) *1-Month LIBOR + 6.99%, 5.43% (A), 03/25/2038	171,120	27,466
5.50%, 10/25/2039	137,647	25,461
(1.00) *1-Month LIBOR + 7.10%, 5.54% (A), 02/25/2040	150,933	16,230
Federal National Mortgage Association REMIC, Principal Only STRIPS
10/25/2023 - 12/25/2043	3,995,600	3,494,393
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 08/25/2032	557,298	510,189
FREMF Mortgage Trust
3.50% (A), 08/25/2046 (B)	1,500,000	1,438,633
3.58% (A), 11/25/2049 (B)	920,000	902,094
3.68% (A), 01/25/2048 (B)	1,405,000	1,350,925
3.68% (A), 01/25/2048 (B)	4,355,000	4,355,176
3.83% (A), 11/25/2047 (B)	2,000,000	1,968,963
3.84% (A), 07/25/2049 (B)	750,000	750,703
4.07% (A), 11/25/2047 (B)	1,115,000	1,090,097
Government National Mortgage Association
1-Month LIBOR + 0.45%, 1.83% (A), 03/20/2060	20,253	20,305
1-Month LIBOR + 0.47%, 1.85% (A), 05/20/2063	1,803,770	1,801,959
1-Month LIBOR + 0.50%, 1.88% (A), 06/20/2067	2,511,911	2,512,407
1-Month LIBOR + 0.52%, 1.90% (A), 10/20/2062	1,476,722	1,477,312
1-Month LIBOR + 0.53%, 1.91% (A), 10/20/2062	1,284,997	1,287,855
1-Month LIBOR + 0.58%, 1.96% (A), 05/20/2066	1,657,808	1,659,624
1-Month LIBOR + 0.60%, 1.98% (A), 11/20/2065	3,002,803	3,017,375
1-Month LIBOR + 0.65%, 2.03% (A), 05/20/2061 - 01/20/2066	6,752,857	6,792,488

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
1-Month LIBOR + 0.70%, 2.08% (A), 05/20/2061 - 03/20/2066	$ 6,086,438	$ 6,129,442
1-Month LIBOR + 1.00%, 2.38% (A), 12/20/2066	828,525	844,577
4.50%, 11/20/2034	903,251	966,713
5.50%, 01/16/2033 - 09/20/2039	4,448,507	4,857,222
5.75%, 02/20/2036 - 10/20/2037	757,891	810,847
5.82% (A), 10/20/2033	279,693	308,033
(1.15) * 1-Month LIBOR + 7.67%, 5.88% (A), 03/17/2033	21,097	21,461
6.00%, 11/20/2033 - 08/20/2038	996,990	1,098,127
6.13%, 06/16/2031	1,584,000	1,742,562
6.50%, 12/20/2031 - 12/15/2035	1,155,166	1,304,694
7.00%, 09/15/2031 - 10/16/2040	1,104,568	1,228,840
(1.00) *1-Month LIBOR + 44.50%, 7.00% (A), 09/20/2034	15,370	16,418
7.50%, 09/16/2035 - 10/15/2037	195,750	220,527
(1.83) * 1-Month LIBOR + 14.70%, 11.84% (A), 11/17/2032	23,455	26,103
(2.92) * 1-Month LIBOR + 17.50%, 12.95% (A), 02/20/2034	59,795	73,130
(3.50) * 1-Month LIBOR + 23.28%, 17.81% (A), 04/20/2037	160,682	210,127
Government National Mortgage Association, Interest Only STRIPS
1.71% (A), 06/20/2067	5,000,506	535,209
4.00%, 09/16/2037	339,421	6,012
(1.00) *1-Month LIBOR + 5.83%, 4.27% (A), 02/20/2038	82,226	8,772
(1.00) *1-Month LIBOR + 5.90%, 4.34% (A), 09/20/2038	527,400	66,985
(1.00) *1-Month LIBOR + 5.95%, 4.39% (A), 02/20/2039 - 06/20/2039	216,632	24,195
(1.00) *1-Month LIBOR + 6.00%, 4.44% (A), 02/20/2038	864,457	117,633
(1.00) *1-Month LIBOR + 6.04%, 4.48% (A), 02/20/2039	71,345	7,428
(1.00) *1-Month LIBOR + 6.05%, 4.49% (A), 08/16/2039	329,718	37,890
(1.00) *1-Month LIBOR + 6.09%, 4.53% (A), 09/20/2039	513,069	60,692
(1.00) *1-Month LIBOR + 6.10%, 4.54% (A), 11/20/2034 - 07/16/2039	762,685	92,324
(1.00) *1-Month LIBOR + 6.15%, 4.59% (A), 07/20/2038	598,928	91,128
(1.00) *1-Month LIBOR + 6.20%, 4.64% (A), 03/20/2037 - 06/20/2038	224,167	29,008
(1.00) *1-Month LIBOR + 6.30%, 4.74% (A), 03/20/2039	25,637	999
(1.00) *1-Month LIBOR + 6.40%, 4.84% (A), 12/20/2038 - 11/16/2039	625,172	61,616
(1.00) *1-Month LIBOR + 6.55%, 4.99% (A), 11/16/2033 - 11/20/2037	147,474	19,444
(1.00) *1-Month LIBOR + 6.60%, 5.04% (A), 05/20/2041	348,183	55,855
(1.00) *1-Month LIBOR + 6.68%, 5.12% (A), 07/20/2037	336,242	47,035
(1.00) *1-Month LIBOR + 6.70%, 5.14% (A), 06/20/2037	629,427	97,061
(1.00) *1-Month LIBOR + 7.30%, 5.74% (A), 12/20/2038	353,697	56,476
(1.00) *1-Month LIBOR + 7.60%, 6.04% (A), 09/20/2038	40,849	6,632
(1.00) *1-Month LIBOR + 7.70%, 6.14% (A), 04/16/2038	30,744	5,113
6.50%, 03/20/2039	46,817	10,415

The notes are an integral part of this report. Transamerica Funds	Page 26	January 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Principal Only STRIPS
12/20/2032 - 12/20/2040	$ 1,353,611	$ 1,170,042
Government Trust Certificate
Series 2001-Z,
Zero Coupon, 04/01/2020	10,890,000	10,334,669
National Credit Union Administration Guaranteed Notes Trust
Series 2010-R3, Class 3A,
2.40%, 12/08/2020	82,425	82,086
Residual Funding Corp., Principal Only STRIPS
10/15/2019 - 01/15/2030	6,755,000	5,886,175
Resolution Funding Corp., Principal Only STRIPS
01/15/2026 - 10/15/2027	170,000	130,635
Tennessee Valley Authority
4.25%, 09/15/2065	580,000	671,523
4.63%, 09/15/2060	236,000	287,160
5.25%, 09/15/2039	120,000	158,914
5.88%, 04/01/2036	2,445,000	3,347,085
Tennessee Valley Authority, Principal Only STRIPS
05/01/2019 - 05/01/2030	3,800,000	2,928,488
Vendee Mortgage Trust
6.75%, 06/15/2028	304,305	338,167
7.25%, 02/15/2023	354,856	382,562

Total U.S. Government Agency Obligations (Cost $401,563,090)		395,786,785

U.S. GOVERNMENT OBLIGATIONS - 22.2%
U.S. Treasury - 21.5%
U.S. Treasury Bond
3.13%, 02/15/2043	2,800,000	2,903,688
3.50%, 02/15/2039	4,700,000	5,172,937
3.63%, 08/15/2043	5,400,000	6,083,437
3.75%, 11/15/2043	1,100,000	1,264,355
3.88%, 08/15/2040	5,000,000	5,815,820
4.25%, 05/15/2039	1,100,000	1,342,902
4.38%, 02/15/2038 - 05/15/2041	3,140,000	3,896,103
4.50%, 08/15/2039	1,200,000	1,514,906
U.S. Treasury Bond, Principal Only STRIPS
05/15/2019 - 08/15/2041	187,811,000	151,546,388
08/15/2019 - 11/15/2031 (E)	16,420,000	12,445,612
U.S. Treasury Note
1.63%, 02/15/2026	70,000	64,542
1.75%, 09/30/2022 - 05/15/2023	11,000,000	10,626,211
1.88%, 08/31/2022	4,000,000	3,891,875
2.00%, 10/31/2021 - 02/15/2023	26,300,000	25,780,925
2.13%, 01/31/2021 - 06/30/2022	2,000,000	1,979,570
2.25%, 11/15/2024	3,000,000	2,923,359
2.38%, 08/15/2024	25,000,000	24,589,844
2.50%, 05/15/2024	8,000,000	7,939,375
2.63%, 08/15/2020	1,500,000	1,513,594
2.75%, 02/15/2024	15,000,000	15,110,742
U.S. Treasury Note, Principal Only STRIPS
05/15/2019 - 02/15/2020	5,950,000	5,712,448

		292,118,633

U.S. Treasury Inflation-Protected Securities - 0.7%
U.S. Treasury Inflation-Indexed Bond
2.50%, 01/15/2029	2,872,250	3,433,154

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2019 - 01/15/2022	$ 4,010,325	$ 3,976,349
1.38%, 01/15/2020	1,383,657	1,415,994

		8,825,497

Total U.S. Government Obligations (Cost $301,868,786)		300,944,130

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (K)	17,584,854	17,584,854

Total Securities Lending Collateral (Cost $17,584,854)		17,584,854

	Principal	Value
REPURCHASE AGREEMENT - 4.3%
Fixed Income Clearing Corp., 0.54% (K), dated 01/31/2018, to be repurchased at $58,151,238 on 02/01/2018. Collateralized by a U.S. Government Obligation, 1.42%, due 04/26/2018, and with a value of $59,314,153.	$ 58,150,366	58,150,366

Total Repurchase Agreement (Cost $58,150,366)		58,150,366

Total Investments (Cost $1,330,232,883)		1,331,143,206
Net Other Assets (Liabilities) - 1.9%		25,443,936

Net Assets - 100.0%		$ 1,356,587,142

The notes are an integral part of this report. Transamerica Funds	Page 27	January 31, 2018 Form N-Q

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (M)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$167,153,277	$—	$167,153,277
Corporate Debt Securities	—	341,970,157	42,728	342,012,885
Foreign Government Obligations	—	8,140,611	—	8,140,611
Mortgage-Backed Securities	—	36,070,671	—	36,070,671
Municipal Government Obligations	—	5,299,627	—	5,299,627
U.S. Government Agency Obligations	—	395,786,785	—	395,786,785
U.S. Government Obligations	—	300,944,130	—	300,944,130
Securities Lending Collateral	17,584,854	—	—	17,584,854
Repurchase Agreement	—	58,150,366	—	58,150,366

Total Investments	$17,584,854	$1,313,515,624	$42,728	$1,331,143,206

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the total value of 144A securities is $241,098,643, representing 17.8% of the Fund’s net assets.
(C)	Illiquid security. At January 31, 2018, the value of such securities amounted to $14,285,180 or 1.1% of the Fund’s net assets.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2018, total value of securities is $3,234,752, representing 0.2% of the Fund’s net assets.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $17,229,187. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of January 31, 2018; the maturity dates disclosed are the ultimate maturity dates.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2018. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Security is Level 3 of the fair value hierarchy.
(J)	Perpetual maturity. The date displayed is the next call date.
(K)	Rates disclosed reflect the yields at January 31, 2018.
(L)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(M)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Funds	Page 28	January 31, 2018 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 94.4%
Argentina - 0.1%
MercadoLibre, Inc.	2,110	$ 816,781

Brazil - 5.1%
Atacadao Distribuicao Comercio e Industria Ltda (A)	2,912,700	14,718,917
B3 SA - Brasil Bolsa Balcao	3,255,546	26,649,291
Estacio Participacoes SA	255,100	2,806,420
Itau Unibanco Holding SA, ADR	728,460	11,946,744
Natura Cosmeticos SA	96,600	1,058,780
Sul America SA	1,103,012	7,027,980
Vale SA, ADR	471,870	6,176,778

		70,384,910

Chile - 0.2%
Banco de Chile	13,287,060	2,270,017
SACI Falabella	106,611	1,119,466

		3,389,483

China - 23.6%
3SBio, Inc. (A) (B) (C)	1,332,000	2,714,180
Alibaba Group Holding, Ltd., ADR (A)	445,085	90,926,415
China International Capital Corp., Ltd., H Shares (B)	2,186,000	4,912,642
China Lodging Group, Ltd., ADR (C)	165,170	24,691,263
Ctrip.com International, Ltd., ADR (A)	506,999	23,717,413
Jiangsu Hengrui Medicine Co., Ltd., A Shares	2,577,327	31,012,153
Kweichow Moutai Co., Ltd., A Shares	148,484	18,048,340
New Oriental Education & Technology Group, Inc., ADR	115,660	10,651,129
Sinopharm Group Co., Ltd., Class H	5,763,000	25,453,222
Sunny Optical Technology Group Co., Ltd.	54,000	747,598
Tencent Holdings, Ltd.	1,311,425	77,720,035
Want Want China Holdings, Ltd.	6,765,000	5,975,744
Wuxi Biologics Cayman, Inc. (A) (B)	266,500	1,834,548
ZTO Express Cayman, Inc., ADR (A) (C)	452,920	7,160,665

		325,565,347

Colombia - 1.1%
Grupo Aval Acciones y Valores SA, ADR	912,653	8,305,142
Grupo de Inversiones Suramericana SA	461,247	6,520,530

		14,825,672

Egypt - 0.4%
Commercial International Bank Egypt SAE	1,222,953	5,402,876

France - 4.1%
Kering	66,787	33,814,523
LVMH Moet Hennessy Louis Vuitton SE	71,670	22,476,820

		56,291,343

Hong Kong - 5.3%
AIA Group, Ltd.	3,701,200	31,700,306
China Mobile, Ltd.	1,295,500	13,679,290
Hang Lung Group, Ltd.	308,000	1,171,342
Hong Kong Exchanges & Clearing, Ltd.	174,333	6,605,473
Hutchison China MediTech, Ltd., ADR (A)	46,390	1,730,811
Jardine Strategic Holdings, Ltd.	447,677	17,817,545

		72,704,767

	Shares	Value
COMMON STOCKS (continued)
India - 11.2%
Apollo Hospitals Enterprise, Ltd.	393,932	$ 7,196,887
Biocon, Ltd.	778,839	7,530,170
Cholamandalam Investment and Finance Co., Ltd.	162,382	3,296,211
Dr. Reddy’s Laboratories, Ltd.	176,208	6,161,375
Housing Development Finance Corp., Ltd.	1,659,826	51,040,555
Infosys, Ltd.	536,360	9,690,172
Kotak Mahindra Bank, Ltd.	1,489,479	25,970,673
Tata Consultancy Services, Ltd.	266,534	13,037,396
UltraTech Cement, Ltd.	152,558	10,496,499
Zee Entertainment Enterprises, Ltd.	2,176,679	20,410,296

		154,830,234

Indonesia - 2.3%
Astra International Tbk PT	11,078,000	7,033,125
Bank Central Asia Tbk PT	2,027,700	3,441,721
Bank Mandiri Persero Tbk PT	16,179,200	9,848,787
Bank Rakyat Indonesia Persero Tbk PT	15,556,100	4,299,031
Indocement Tunggal Prakarsa Tbk PT	4,268,921	6,950,926

		31,573,590

Italy - 1.2%
Prada SpA (C)	3,930,500	16,078,439

Malaysia - 1.2%
Genting Bhd.	5,223,500	12,905,472
Genting Malaysia Bhd.	2,105,700	2,976,694

		15,882,166

Mexico - 4.6%
Fomento Economico Mexicano SAB de CV	1,758,369	17,166,341
Fomento Economico Mexicano SAB de CV, ADR	74,030	7,220,886
Grupo Aeroportuario del Sureste SAB de CV, Class B	361,132	7,024,240
Grupo Financiero Inbursa SAB de CV, Class O (C)	6,540,698	11,572,538
Grupo Mexico SAB de CV, Series B	4,764,861	16,825,213
Kimberly-Clark de Mexico SAB de CV, A Shares (C)	2,150,765	4,029,561

		63,838,779

Peru - 1.0%
Credicorp, Ltd.	57,260	13,263,134

Philippines - 3.6%
Ayala Corp.	209,150	4,280,848
Ayala Land, Inc.	10,396,900	8,968,086
Jollibee Foods Corp.	1,430,670	7,942,589
SM Investments Corp.	882,701	17,636,813
SM Prime Holdings, Inc.	15,737,163	11,319,714

		50,148,050

Portugal - 0.3%
Jeronimo Martins SGPS SA	195,148	4,156,415

Republic of Korea - 7.2%
Amorepacific Corp.	28,074	7,873,918
AMOREPACIFIC Group	19,472	2,589,337
Celltrion Healthcare Co., Ltd. (A) (C)	29,211	3,747,630
Celltrion, Inc. (A) (C)	7,367	2,177,986
LG Household & Health Care, Ltd.	19,210	21,173,545
NAVER Corp.	37,830	32,237,955

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea (continued)
Samsung Biologics Co., Ltd. (A) (B)	27,243	$ 11,187,016
Samsung Electronics Co., Ltd.	8,041	18,787,559

		99,774,946

Republic of South Africa - 3.4%
FirstRand, Ltd.	4,558,375	25,588,852
Mediclinic International PLC (C)	746,430	6,329,235
Shoprite Holdings, Ltd.	596,668	12,428,222
Steinhoff International Holdings NV (C)	3,860,715	2,229,169

		46,575,478

Russian Federation - 7.0%
LUKOIL PJSC, ADR	41,940	2,768,879
Magnit PJSC (A) (D)	179,704	17,039,130
Moscow Exchange MICEX-RTS PJSC (A) (D)	3,270,066	6,689,855
Novatek PJSC, GDR (E)	290,900	38,718,790
Polyus PJSC, GDR (B)	81,300	3,276,390
Sberbank of Russia PJSC, ADR	524,930	10,577,340
Sberbank of Russia PJSC (A) (D)	2,695,487	12,683,099
Yandex NV, Class A (A)	140,210	5,430,333

		97,183,816

Spain - 0.3%
Prosegur Cash SA (B)	1,085,241	3,745,718

Switzerland - 3.0%
Glencore PLC	7,194,830	41,240,279

Taiwan - 6.3%
Largan Precision Co., Ltd.	16,000	2,198,624
Taiwan Semiconductor Manufacturing Co., Ltd.	9,739,459	85,212,539

		87,411,163

Turkey - 1.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,277,941	9,470,764
BIM Birlesik Magazalar AS	294,088	5,883,169

		15,353,933

United Kingdom - 0.8%
Anglo American PLC (C)	142,490	3,456,743
Unilever PLC	138,960	7,892,091

		11,348,834

Total Common Stocks (Cost $1,016,406,978)		1,301,786,153

PREFERRED STOCK - 1.3%
Brazil - 1.3%
Lojas Americanas SA, 0.48%	3,289,770	17,450,444

Total Preferred Stock (Cost $18,246,783)		17,450,444

SECURITIES LENDING COLLATERAL - 3.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (F)	45,910,583	45,910,583

Total Securities Lending Collateral (Cost $45,910,583)		45,910,583

Principal	Value
REPURCHASE AGREEMENT - 2.7%

Fixed Income Clearing Corp., 0.54% (F), dated 01/31/2018, to be repurchased at $37,040,549 on 02/01/2018. Collateralized by a U.S. Government Agency Obligation and a U.S. Government Obligation, 1.33% - 2.13%, due 02/28/2018 - 08/15/2021, and with a total value of $37,782,525.

$ 37,039,993	$ 37,039,993

Total Repurchase Agreement (Cost $37,039,993)	37,039,993

Total Investments (Cost $1,117,604,337)	1,402,187,173
Net Other Assets (Liabilities) - (1.7)%	(23,187,843)

Net Assets - 100.0%	$ 1,378,999,330

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Internet Software & Services	14.8%	$ 207,131,519
Banks	8.5	119,581,102
Semiconductors & Semiconductor Equipment	6.1	85,212,539
Textiles, Apparel & Luxury Goods	5.2	72,369,782
Metals & Mining	5.1	70,975,403
Food & Staples Retailing	3.9	54,225,853
Beverages	3.7	51,906,331
Thrifts & Mortgage Finance	3.6	51,040,555
Hotels, Restaurants & Leisure	3.5	48,516,018
Capital Markets	3.2	44,857,261
Health Care Providers & Services	3.0	42,726,974
Oil, Gas & Consumable Fuels	3.0	41,487,669
Personal Products	2.9	40,587,671
Pharmaceuticals	2.8	38,904,339
Insurance	2.8	38,728,286
Diversified Financial Services	2.6	36,390,230
Industrial Conglomerates	2.5	35,454,358
Internet & Direct Marketing Retail	1.7	23,717,413
IT Services	1.6	22,727,568
Real Estate Management & Development	1.5	21,459,142
Media	1.4	20,410,296
Technology Hardware, Storage & Peripherals	1.3	18,787,559
Multiline Retail	1.3	18,569,910
Construction Materials	1.2	17,447,425
Wireless Telecommunication Services	1.0	13,679,290
Diversified Consumer Services	1.0	13,457,549
Life Sciences Tools & Services	0.9	13,021,564
Biotechnology	0.9	12,422,336
Air Freight & Logistics	0.5	7,160,665
Automobiles	0.5	7,033,125
Transportation Infrastructure	0.5	7,024,240
Food Products	0.4	5,975,744
Household Products	0.3	4,029,561
Commercial Services & Supplies	0.3	3,745,718
Consumer Finance	0.2	3,296,211
Electronic Equipment, Instruments & Components	0.2	2,946,222
Household Durables	0.2	2,229,169

Investments, at Value	94.1	1,319,236,597
Short-Term Investments	5.9	82,950,576

Total Investments	100.0%	$ 1,402,187,173

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$347,449,397	$954,336,756	$—	$1,301,786,153
Preferred Stock	17,450,444	—	—	17,450,444
Securities Lending Collateral	45,910,583	—	—	45,910,583
Repurchase Agreement	—	37,039,993	—	37,039,993

Total Investments	$410,810,424	$991,376,749	$—	$1,402,187,173

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2018 Form N-Q

Transamerica Developing Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

Transfers

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 1
Common Stocks (H)	$—	$—	$—	$3,276,390

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the total value of 144A securities is $27,670,494, representing 2.0% of the Fund’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $43,482,267. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2018, total value of securities is $36,412,084, representing 2.6% of the Fund’s net assets.
(E)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2018, the value of the Regulation S security is $38,718,790, representing 2.8% of the Fund’s net assets.
(F)	Rates disclosed reflect the yields at January 31, 2018.
(G)	The Fund recognizes transfers between Levels at the end of the reporting period. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(H)	Transferred from Level 3 to 1 due to utilizing quoted market prices in active markets, which were not available at the prior reporting period.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2018 Form N-Q

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Aerospace & Defense - 5.9%
General Dynamics Corp.	9,545	$ 2,123,572
Raytheon Co.	90,113	18,828,210
United Technologies Corp.	167,900	23,171,879

		44,123,661

Airlines - 2.0%
Southwest Airlines Co.	249,196	15,151,117

Auto Components - 1.3%
Adient PLC	146,339	9,482,767

Banks - 14.1%
Bank of America Corp.	1,049,921	33,597,472
JPMorgan Chase & Co.	267,872	30,984,754
PNC Financial Services Group, Inc.	64,356	10,169,535
Wells Fargo & Co.	455,600	29,969,368

		104,721,129

Building Products - 2.8%
Johnson Controls International PLC	536,997	21,012,693

Capital Markets - 4.7%
State Street Corp.	319,481	35,197,222

Chemicals - 3.8%
DowDuPont, Inc.	371,436	28,073,133

Consumer Finance - 3.4%
American Express Co.	257,492	25,594,705

Diversified Telecommunication Services - 5.4%
AT&T, Inc.	421,437	15,782,816
Verizon Communications, Inc.	449,232	24,289,974

		40,072,790

Electric Utilities - 1.7%
Entergy Corp.	158,170	12,446,397

Equity Real Estate Investment Trusts - 1.1%
HCP, Inc.	342,500	8,247,400

Food & Staples Retailing - 4.9%
CVS Health Corp.	92,400	7,270,956
Wal-Mart Stores, Inc.	273,589	29,164,587

		36,435,543

Food Products - 1.4%
Tyson Foods, Inc., Class A	135,900	10,343,349

Health Care Providers & Services - 1.7%
Cardinal Health, Inc.	170,985	12,275,013

Household Durables - 1.2%
Whirlpool Corp.	49,100	8,907,722

Industrial Conglomerates - 2.6%
General Electric Co.	755,700	12,219,669
Honeywell International, Inc.	46,152	7,369,090

		19,588,759

	Shares	Value
COMMON STOCKS (continued)
Insurance - 3.5%
Loews Corp.	239,622	$ 12,376,476
XL Group, Ltd.	373,128	13,746,036

		26,122,512

Machinery - 3.0%
Stanley Black & Decker, Inc.	132,658	22,051,739

Multiline Retail - 0.6%
Target Corp.	57,589	4,331,845

Oil, Gas & Consumable Fuels - 14.2%
BP PLC, ADR	582,009	24,904,165
Chevron Corp.	119,500	14,979,325
ConocoPhillips	359,682	21,152,898
Occidental Petroleum Corp.	254,544	19,083,164
Phillips 66	248,084	25,403,802

		105,523,354

Pharmaceuticals - 10.5%
Johnson & Johnson	188,429	26,039,003
Merck & Co., Inc.	232,814	13,794,229
Pfizer, Inc.	702,066	26,004,525
Sanofi, ADR	269,244	11,827,889

		77,665,646

Road & Rail - 1.6%
Norfolk Southern Corp.	79,169	11,945,019

Tobacco - 5.2%
Altria Group, Inc.	256,837	18,065,915
Philip Morris International, Inc.	194,153	20,819,026

		38,884,941

Total Common Stocks (Cost $512,042,330)		718,198,456

	Principal	Value
REPURCHASE AGREEMENT - 3.3%
Fixed Income Clearing Corp., 0.54% (A), dated 01/31/2018, to be repurchased at $24,535,272 on 02/01/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2021, and with a value of $25,026,319.	$ 24,534,904	24,534,904

Total Repurchase Agreement (Cost $24,534,904)		24,534,904

Total Investments (Cost $536,577,234)		742,733,360
Net Other Assets (Liabilities) - 0.1%		423,351

Net Assets - 100.0%		$ 743,156,711

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Dividend Focused

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$718,198,456	$—	$—	$718,198,456
Repurchase Agreement	—	24,534,904	—	24,534,904

Total Investments	$718,198,456	$24,534,904	$—	$742,733,360

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at January 31, 2018.
(B)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Dynamic Allocation

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.5%
International Equity Fund - 10.1%
iShares MSCI EAFE ETF	26,210	$ 1,935,346

International Fixed Income Fund - 14.2%
Vanguard Total International Bond ETF (A)	50,115	2,709,217

U.S. Equity Funds - 60.9%
iShares Russell 1000 Growth ETF (A)	34,165	4,921,126
iShares Russell 1000 Value ETF	37,496	4,838,484
iShares Russell 2000 ETF (A)	12,163	1,901,807

		11,661,417

U.S. Fixed Income Fund - 14.3%
iShares Core U.S. Aggregate Bond ETF	25,206	2,724,769

Total Exchange-Traded Funds (Cost $15,075,013)		19,030,749

SECURITIES LENDING COLLATERAL - 25.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (B)	4,846,218	4,846,218

Total Securities Lending Collateral (Cost $4,846,218)		4,846,218

Total Investments Excluding Purchased Options (Cost $19,921,231)		23,876,967
Total Purchased Options - 0.4% (Cost $184,823)		83,360

Total Investments (Cost $20,106,054)		23,960,327
Net Other Assets (Liabilities) - (25.2)%		(4,822,197)

Net Assets - 100.0%		$ 19,138,130

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500®	USD	2,000.00	12/21/2018	USD	1,411,905	5	$27,525	$8,750
Put - S&P 500®	USD	2,025.00	12/21/2018	USD	282,381	1	7,178	1,800
Put - S&P 500®	USD	2,050.00	12/21/2018	USD	282,381	1	6,083	2,000
Put - S&P 500®	USD	2,100.00	12/21/2018	USD	2,259,048	8	46,640	18,160
Put - S&P 500®	USD	2,125.00	12/21/2018	USD	282,381	1	9,173	2,365
Put - S&P 500®	USD	2,150.00	12/21/2018	USD	564,762	2	12,103	5,200
Put - S&P 500®	USD	2,200.00	12/21/2018	USD	1,694,286	6	41,528	17,700
Put - S&P 500®	USD	2,250.00	12/21/2018	USD	564,762	2	11,694	6,640
Put - S&P 500®	USD	2,350.00	06/21/2019	USD	282,381	1	7,173	7,155
Put - S&P 500®	USD	2,400.00	12/21/2018	USD	282,381	1	6,902	4,805
Put - S&P 500®	USD	2,450.00	06/21/2019	USD	282,381	1	8,824	8,785

Total							$184,823	$83,360

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Dynamic Allocation

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$19,030,749	$—	$—	$19,030,749
Securities Lending Collateral	4,846,218	—	—	4,846,218
Exchange-Traded Options Purchased	83,360	—	—	83,360

Total Investments	$23,960,327	$—	$—	$23,960,327

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,745,651. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at January 31, 2018.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATION:

USD	United States Dollar

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Dynamic Income

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 92.9%
International Fixed Income Funds - 22.6%
iShares Emerging Markets High Yield Bond ETF	175,373	$ 8,796,710
VanEck Vectors Emerging Markets High Yield Bond ETF (A)	996,557	24,525,268
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,807,769	35,594,971

		68,916,949

U.S. Equity Funds - 24.0%
Global SuperDividend US ETF	1,983,469	49,679,750
iShares Core High Dividend ETF (A)	255,859	23,597,875

		73,277,625

U.S. Fixed Income Funds - 46.3%
iShares 20+ Year Treasury Bond ETF (A)	154,422	18,952,212
iShares MBS ETF (A)	88,276	9,300,759
PowerShares Senior Loan Portfolio (A)	109,482	2,543,267
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (A)	2,140,701	59,383,046
Vanguard Long-Term Bond ETF (A)	548,174	50,991,146

		141,170,430

Total Exchange-Traded Funds (Cost $283,770,067)		283,365,004

INVESTMENT COMPANY - 6.7%
U.S. Mixed Allocation Fund - 6.7%
Global X MLP ETF (A)	1,953,207	20,411,013

Total Investment Company (Cost $18,985,172)		20,411,013

	Shares	Value
SECURITIES LENDING COLLATERAL - 12.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (B)	37,045,849	$ 37,045,849

Total Securities Lending Collateral (Cost $37,045,849)		37,045,849

	Principal	Value

REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 0.54% (B), dated 01/31/2018, to be repurchased at $1,954,047 on 02/01/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2020, and with a value of $1,994,535.	$ 1,954,018	1,954,018

Total Repurchase Agreement (Cost $1,954,018)		1,954,018

Total Investments (Cost $341,755,106)		342,775,884
Net Other Assets (Liabilities) - (12.4)%		(37,852,631)

Net Assets - 100.0%		$ 304,923,253

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$283,365,004	$—	$—	$283,365,004
Investment Company	20,411,013	—	—	20,411,013
Securities Lending Collateral	37,045,849	—	—	37,045,849
Repurchase Agreement	—	1,954,018	—	1,954,018

Total Investments	$340,821,866	$1,954,018	$—	$342,775,884

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $36,236,923. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at January 31, 2018.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 31.1%
Argentina - 2.2%
Banco Hipotecario SA
9.75%, 11/30/2020 (A)	$ 2,835,000	$ 3,206,555
Pampa Energia SA
7.38%, 07/21/2023 (A)	4,263,000	4,610,221
7.50%, 01/24/2027 (A)	3,170,000	3,459,263
Tecpetrol SA
4.88%, 12/12/2022 (A)	2,585,000	2,529,293
YPF SA
7.00%, 12/15/2047 (A) (B)	9,560,000	9,085,824

		22,891,156

Austria - 1.7%
JBS Investments GmbH
7.25%, 04/03/2024 (A)	5,175,000	5,187,937
7.75%, 10/28/2020 (A)	8,937,000	9,182,767
Suzano Austria GmbH
7.00%, 03/16/2047 (A) (B)	2,995,000	3,481,688

		17,852,392

Bermuda - 0.8%
Digicel Group, Ltd.
7.13%, 04/01/2022 (A) (B)	3,428,000	3,230,890
8.25%, 09/30/2020 (A)	5,700,000	5,650,125

		8,881,015

Brazil - 0.4%
Samarco Mineracao SA
4.13%, 11/01/2022 (A) (C)	3,475,000	2,738,300
5.38%, 09/26/2024 (A) (C)	800,000	632,000
5.75%, 10/24/2023 (A) (C)	1,425,000	1,125,750

		4,496,050

Canada - 1.5%
First Quantum Minerals, Ltd.
7.50%, 04/01/2025 (A)	7,170,000	7,681,221
Stoneway Capital Corp.
10.00%, 03/01/2027 (A)	4,750,000	5,145,105
Vale Canada, Ltd.
7.20%, 09/15/2032	2,220,000	2,541,900

		15,368,226

Cayman Islands - 2.1%
Braskem Finance, Ltd.
7.25%, 06/05/2018 (A)	3,550,000	3,606,800
CSN Islands XI Corp.
6.88%, 09/21/2019 (A) (B)	1,875,000	1,837,500
Odebrecht Finance, Ltd.
5.25%, 06/27/2029 (D)	2,680,000	892,842
Tencent Holdings, Ltd.
3.60%, 01/19/2028 (A)	4,730,000	4,660,139
Vale Overseas, Ltd.
4.38%, 01/11/2022	5,405,000	5,607,688
6.88%, 11/10/2039	3,920,000	4,952,724

		21,557,693

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Colombia - 0.6%
Banco de Bogota SA
6.25%, 05/12/2026 (A)	$ 3,050,000	$ 3,309,250
Bancolombia SA
Fixed until 10/18/2022, 4.88% (E), 10/18/2027	3,200,000	3,180,800

		6,490,050

Costa Rica - 0.5%
Banco Nacional de Costa Rica
6.25%, 11/01/2023 (A)	4,515,000	4,721,019

Dominican Republic - 0.3%
Aeropuertos Dominicanos Siglo XXI SA
6.75%, 03/30/2029 (A)	3,255,000	3,564,225

Ecuador - 0.7%
Petroamazonas EP
4.63%, 02/16/2020 - 11/06/2020 (A)	7,890,000	7,716,080

Indonesia - 1.5%
Pelabuhan Indonesia II PT
4.25%, 05/05/2025 (A)	7,325,000	7,407,406
5.38%, 05/05/2045 (A)	4,125,000	4,310,625
Pertamina Persero PT
6.00%, 05/03/2042 (A)	3,405,000	3,839,611

		15,557,642

Ireland - 1.3%
C&W Senior Financing DAC
6.88%, 09/15/2027 (A)	3,035,000	3,198,131
Credit Bank of Moscow Via CBOM Finance PLC
Fixed until 10/05/2022, 7.50% (E), 10/05/2027 (A) (B)	5,043,000	4,796,902
Russian Railways Via RZD Capital PLC
8.30%, 04/02/2019 (D)	RUB 326,800,000	5,865,286

		13,860,319

Kazakhstan - 1.1%
Development Bank of Kazakhstan JSC
4.13%, 12/10/2022 (A)	$ 6,765,000	6,875,811
KazMunayGas National Co. JSC
6.38%, 04/09/2021 (A)	4,470,000	4,835,521

		11,711,332

Luxembourg - 2.8%
Atento Luxco 1 SA
6.13%, 08/10/2022 (A)	3,410,000	3,536,511
CSN Resources SA
6.50%, 07/21/2020 (B) (D)	3,805,000	3,680,196
Gazprom OAO Via Gaz Capital SA 6.51%, 03/07/2022 (A)	2,480,000	2,725,847
Hidrovias International Finance SARL
5.95%, 01/24/2025 (A)	4,700,000	4,733,605
Minerva Luxembourg SA
5.88%, 01/19/2028 (A)	6,950,000	6,743,585
5.88%, 01/19/2028 (B) (D)	350,000	339,605

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Luxembourg (continued)
Puma International Financing SA
5.00%, 01/24/2026 (A) (B)	$ 4,015,000	$ 4,011,808
Rumo Luxembourg Sarl
5.88%, 01/18/2025 (A) (B)	2,950,000	2,986,875

		28,758,032

Malaysia - 0.3%
1MDB Energy, Ltd.
5.99%, 05/11/2022 (D)	2,500,000	2,686,973

Mexico - 2.5%
Banco Mercantil del Norte SA
Fixed until 01/06/2028, 7.63% (E), 01/10/2028 (A) (F)	6,125,000	6,788,031
BBVA Bancomer SA
6.75%, 09/30/2022 (A)	2,410,000	2,681,728
Mexico City Airport Trust
5.50%, 07/31/2047 (A)	4,395,000	4,252,162
Petroleos Mexicanos
6.50%, 03/13/2027 (A)	7,145,000	7,815,701
6.75%, 09/21/2047	2,890,000	3,020,050
8.63%, 02/01/2022	1,450,000	1,707,259

		26,264,931

Netherlands - 2.8%
Braskem Netherlands Finance BV
4.50%, 01/10/2028 (A)	8,675,000	8,761,750
Minejesa Capital BV
4.63%, 08/10/2030 (A)	4,565,000	4,611,522
Petrobras Global Finance BV
6.25%, 03/17/2024	4,775,000	5,103,759
7.38%, 01/17/2027	6,205,000	6,882,276
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026 (B)	4,615,000	3,834,524

		29,193,831

Northern Mariana Islands - 0.5%
MTN Mauritius Investment, Ltd.
6.50%, 10/13/2026 (A)	4,900,000	5,328,015

Panama - 0.3%
ENA Norte Trust
4.95%, 04/25/2028 (A)	2,601,316	2,708,621

Paraguay - 0.4%
Telefonica Celular del Paraguay SA
6.75%, 12/13/2022 (A)	3,705,000	3,801,219

Peru - 0.4%
Petroleos del Peru SA
5.63%, 06/19/2047 (A)	3,845,000	4,066,088

Republic of South Africa - 1.0%
Eskom Holdings SOC, Ltd.
5.75%, 01/26/2021 (A) (B)	10,150,000	10,239,036

Singapore - 0.1%
Medco Platinum Road Pte, Ltd.
6.75%, 01/30/2025 (A) (B)	1,250,000	1,237,584

Turkey - 2.2%
Finansbank AS
4.88%, 05/19/2022 (A)	9,135,000	8,975,064
Turkiye Is Bankasi AS
6.13%, 04/25/2024 (A)	2,780,000	2,800,850

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Turkey (continued)
Turkiye Vakiflar Bankasi TAO
5.00%, 10/31/2018 (A)	$ 2,050,000	$ 2,064,514
5.75%, 01/30/2023 (A)	8,960,000	8,915,881

		22,756,309

United Arab Emirates - 0.6%
Acwa Power Management And Investments One, Ltd.
5.95%, 12/15/2039 (A)	6,405,000	6,774,568

United Kingdom - 0.4%
MARB BondCo PLC
6.88%, 01/19/2025 (A)	3,790,000	3,733,150

United States - 0.6%
Braskem America Finance Co.
7.13%, 07/22/2041 (A)	5,070,000	6,324,825

Venezuela - 0.7%
Petroleos de Venezuela SA
5.38%, 04/12/2027 (D) (G)	20,000	4,750
5.50%, 04/12/2037 (D)	7,280,000	1,710,800
6.00%, 11/15/2026 (D) (G)	8,800,000	2,015,200
8.50%, 10/27/2020 (D) (G)	4,098,750	3,401,962

		7,132,712

Virgin Islands, British - 0.8%
Gerdau Trade, Inc.
4.88%, 10/24/2027 (A)	6,180,000	6,239,946
Yingde Gases Investment, Ltd.
6.25%, 01/19/2023 (A) (B)	2,610,000	2,624,073

		8,864,019

Total Corporate Debt Securities (Cost $318,301,440)		324,537,112

FOREIGN GOVERNMENT OBLIGATIONS - 62.2%
Angola - 0.6%
Angola Government International Bond
9.50%, 11/12/2025 (A) (B)	3,250,000	3,805,230
Republic of Angola Via Northern Lights III BV
7.00%, 08/17/2019 (B) (D)	2,568,125	2,637,208

		6,442,438

Argentina - 7.9%
Argentina Bonos del Tesoro
21.20%, 09/19/2018	ARS 87,024,365	4,419,990
Argentina POM Politica Monetaria
ARPP7DR, 27.28% (E), 06/21/2020	168,555,251	9,454,454
Argentina Republic Government International Bond
2.26% (H), 12/31/2038	EUR 6,945,000	6,221,420
2.50% (H), 12/31/2038	$ 12,480,000	8,748,480
5.88%, 01/11/2028	8,600,000	8,367,800
6.25%, 04/22/2019	3,160,000	3,273,760
6.25%, 11/09/2047	EUR 5,475,000	6,760,506
6.88%, 04/22/2021 - 01/11/2048	$ 24,805,000	25,198,718

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Argentina (continued)
Argentina Republic Government International Bond, Interest Only STRIPS 5.00% Argentina GDP growth over base of 3.00%, 0.00% (E) (I), 12/15/2035	$ 19,120,000	$ 1,950,240
Provincia de Buenos Aires
6.50%, 02/15/2023 (A) (B)	7,939,000	8,177,170

		82,572,538

Bahrain - 1.0%
Bahrain Government International Bond
5.88%, 01/26/2021 (A)	3,510,000	3,620,144
7.50%, 09/20/2047 (A)	6,880,000	6,682,337

		10,302,481

Brazil - 3.9%
Brazil Government International Bond
5.63%, 02/21/2047	9,375,000	9,398,437
Brazil Notas do Tesouro Nacional
Series F,
10.00%, 01/01/2025 - 01/01/2027	BRL 97,276,000	31,143,826

		40,542,263

Cayman Islands - 0.5%
KSA Sukuk, Ltd.
2.89%, 04/20/2022 (A)	$ 5,015,000	4,941,681

Chile - 2.4%
Bonos de la Tesoreria de la Republica en pesos
4.50%, 03/01/2021 - 03/01/2026	CLP 12,930,000,000	21,705,188
6.00%, 01/01/2022	1,805,000,000	3,236,155

		24,941,343

Colombia - 3.0%
Colombia Government International Bond
2.63%, 03/15/2023	$ 4,290,000	4,165,590
4.38%, 07/12/2021	5,490,000	5,764,500
Colombia TES
Series B,
6.25%, 11/26/2025	COP 14,527,600,000	5,098,029
7.00%, 05/04/2022	19,292,800,000	7,109,552
7.50%, 08/26/2026	25,691,300,000	9,684,488

		31,822,159

Costa Rica - 0.5%
Costa Rica Government International Bond
7.16%, 03/12/2045 (A)	$ 4,900,000	5,218,500

Cote d’Ivoire - 0.7%
Ivory Coast Government International Bond
5.75% (H), 12/31/2032 (A) (B)	6,917,400	6,859,986

Croatia - 1.0%
Croatia Government International Bond
6.00%, 01/26/2024 (A) (B)	5,210,000	5,870,065
6.75%, 11/05/2019 (A)	4,255,000	4,529,797

		10,399,862

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Dominican Republic - 0.5%
Dominican Republic International Bond
5.88%, 04/18/2024 (A) (B)	$ 5,000,000	$ 5,350,000

Ecuador - 1.4%
Ecuador Government International Bond
7.88%, 01/23/2028 (A)	7,645,000	7,763,497
10.50%, 03/24/2020 (A)	6,105,000	6,700,238

		14,463,735

Egypt - 0.8%
Egypt Government International Bond
6.13%, 01/31/2022 (A)	7,710,000	8,163,487

El Salvador - 0.6%
El Salvador Government International Bond
7.38%, 12/01/2019 (B) (D)	6,300,000	6,615,000

Ghana - 0.4%
Ghana Government International Bond
8.13%, 01/18/2026 (A) (B)	4,105,000	4,526,255

Hungary - 0.8%
Hungary Government Bond
1.75%, 10/26/2022	HUF 1,989,120,000	8,126,769

Indonesia - 3.3%
Indonesia Government International Bond
3.38%, 04/15/2023 (A)	$ 7,490,000	7,507,167
4.35%, 01/08/2027 (A) (B)	4,120,000	4,309,944
4.75%, 07/18/2047 (A)	4,630,000	4,808,209
5.25%, 01/17/2042 - 01/08/2047 (A)	7,335,000	8,102,072
Indonesia Treasury Bond
8.75%, 05/15/2031	IDR 37,000,000,000	3,200,209
Perusahaan Penerbit SBSN Indonesia III
4.55%, 03/29/2026 (A)	$ 5,780,000	6,056,862

		33,984,463

Kazakhstan - 0.5%
KazAgro National Management Holding JSC
4.63%, 05/24/2023 (A)	4,775,000	4,859,517

Kenya - 0.6%
Kenya Government International Bond
5.88%, 06/24/2019 (A) (B)	3,885,000	3,992,304
6.88%, 06/24/2024 (A)	2,200,000	2,317,590

		6,309,894

Malaysia - 3.6%
Malaysia Government Bond
3.58%, 09/28/2018	MYR 58,604,000	15,067,471
3.76%, 03/15/2019	19,168,000	4,937,832
4.06%, 09/30/2024	66,291,000	17,114,312

		37,119,615

Mexico - 3.7%
Mexico Bonos
Series M,
4.75%, 06/14/2018	MXN 123,730,000	6,573,162
6.50%, 06/09/2022	179,400,000	9,275,968
8.00%, 12/07/2023	101,970,000	5,600,207

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2018 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Mexico Government International Bond
3.75%, 01/11/2028	$ 8,950,000	$ 8,779,950
4.00%, 10/02/2023 (B)	7,705,000	7,959,265

		38,188,552

Oman - 1.7%
Oman Government International Bond
4.13%, 01/17/2023 (A)	8,185,000	8,074,175
6.75%, 01/17/2048 (A)	9,520,000	9,681,840

		17,756,015

Peru - 1.8%
Peru Government International Bond
5.20%, 09/12/2023 (A)	PEN 13,632,000	4,581,407
5.70%, 08/12/2024 (A)	25,754,000	8,850,103
8.20%, 08/12/2026 (A)	14,625,000	5,767,980

		19,199,490

Poland - 0.5%
Republic of Poland Government Bond
2.50%, 07/25/2026	PLN 20,008,000	5,609,943

Qatar - 0.5%
Qatar Government International Bond
4.63%, 06/02/2046 (A) (B)	$ 2,210,000	2,233,691
5.25%, 01/20/2020 (A)	3,160,000	3,294,300

		5,527,991

Republic of Korea - 0.8%
Export-Import Bank of Korea
6.20%, 08/07/2021 (A)	INR 395,000,000	6,080,884
6.90%, 01/08/2021 (A)	IDR 30,000,000,000	2,278,776

		8,359,660

Republic of South Africa - 3.0%
Republic of South Africa Government Bond
8.75%, 01/31/2044	ZAR 60,290,307	4,673,281
8.88%, 02/28/2035	65,837,000	5,308,870
10.50%, 12/21/2026	160,834,000	15,272,526
Republic of South Africa Government International Bond
4.30%, 10/12/2028	$ 6,070,000	5,851,747

		31,106,424

Russian Federation - 3.2%
Russian Federation Federal Bond - OFZ
7.05%, 01/19/2028	RUB 950,509,000	16,841,394
7.50%, 02/27/2019	191,938,000	3,443,836
7.70%, 03/23/2033	476,859,000	8,721,856
Russian Federation Foreign Bond - Eurobond
4.88%, 09/16/2023 (D)	$ 3,800,000	4,058,248

		33,065,334

Saudi Arabia - 1.2%
Saudi Arabia Government International Bond
3.63%, 03/04/2028 (A)	4,850,000	4,740,875
4.63%, 10/04/2047 (A)	7,700,000	7,671,125

		12,412,000

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Serbia - 0.3%
Serbia International Bond
7.25%, 09/28/2021 (A)	$ 3,060,000	$ 3,461,294

Sri Lanka - 0.9%
Sri Lanka Government International Bond
5.75%, 01/18/2022 (A)	3,200,000	3,312,080
6.25%, 07/27/2021 (D)	5,550,000	5,874,159

		9,186,239

Supranational - 4.2%
Africa Finance Corp.
3.88%, 04/13/2024 (A)	2,985,000	2,994,194
Asian Development Bank
5.90%, 12/20/2022, MTN	INR 278,830,000	4,304,290
Banque Ouest Africaine de Developpement
5.00%, 07/27/2027 (A)	$ 5,310,000	5,495,850
5.50%, 05/06/2021 (A)	5,150,000	5,425,525
Eastern and Southern African Trade and Development Bank
6.38%, 12/06/2018, MTN (D)	4,999,000	5,091,881
European Bank for Reconstruction & Development
7.38%, 04/15/2019, MTN	IDR 94,360,000,000	7,225,445
10.00%, 11/16/2018, MTN	47,450,000,000	3,664,965
Inter-American Development Bank
5.50%, 08/23/2021, MTN	INR 150,000,000	2,310,817
7.88%, 03/14/2023, MTN	IDR 74,110,000,000	6,127,502
International Finance Corp.
5.85%, 11/25/2022	INR 60,000,000	931,774

		43,572,243

Tunisia - 0.3%
Banque Centrale de Tunisie International Bond
5.75%, 01/30/2025 (A)	$ 3,250,000	3,219,450

Turkey - 1.6%
Turkey Government Bond
11.00%, 03/02/2022	TRY 25,805,000	6,663,166
Turkey Government International Bond
4.25%, 04/14/2026 (B)	$ 3,340,000	3,152,192
7.00%, 06/05/2020	6,000,000	6,434,640

		16,249,998

Ukraine - 2.1%
Ukraine Government International Bond
7.38%, 09/25/2032 (A)	6,430,000	6,524,791
7.75%, 09/01/2021 - 09/01/2026 (D)	14,135,000	15,299,335

		21,824,126

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond
4.13%, 10/11/2047 (A)	2,995,000	2,923,419

United Kingdom - 0.6%
Ukreximbank Via Biz Finance PLC
9.75%, 01/22/2025 (D)	5,990,000	6,680,048

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2018 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Venezuela - 0.5%
Venezuela Government International Bond
8.25%, 10/13/2024 (D) (G)	$ 6,095,000	$ 1,584,700
9.00%, 05/07/2023 (D) (G)	8,435,000	2,193,100
9.25%, 09/15/2027	6,205,000	1,721,887

		5,499,687

Zambia - 1.0%
Zambia Government International Bond
5.38%, 09/20/2022 (A)	5,310,000	5,167,586
8.97%, 07/30/2027 (A)	4,435,000	4,919,435

		10,087,021

Total Foreign Government Obligations (Cost $627,978,747)		647,490,920

	Shares	Value
COMMON STOCKS - 0.2%
Colombia - 0.2%
Frontera Energy Corp. (J)	46,678	1,660,336

United States - 0.0% (K)
NII Holdings, Inc. (B) (J)	193,157	117,826

Total Common Stocks (Cost $8,649,557)		1,778,162

	Shares	Value
SECURITIES LENDING COLLATERAL - 5.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (L)	61,592,273	$ 61,592,273

Total Securities Lending Collateral (Cost $61,592,273)		61,592,273

	Principal	Value
REPURCHASE AGREEMENT - 3.2%
Fixed Income Clearing Corp., 0.54% (L), dated 01/31/2018, to be repurchased at $33,290,137 on 02/01/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2020, and with a value of $33,959,574.	$ 33,289,638	33,289,638

Total Repurchase Agreement (Cost $33,289,638)		33,289,638

Total Investments (Cost $1,049,811,655)		1,068,688,105
Net Other Assets (Liabilities) - (2.6)%		(27,390,669)

Net Assets - 100.0%		$ 1,041,297,436

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BOA	02/28/2018	USD	4,852,874	EUR	3,917,178	$—	$(19,075)
BOA	02/28/2018	NOK	32,585,440	USD	4,227,955	2,530	—
HSBC	02/28/2018	JPY	2,005,853,310	USD	18,477,505	—	(76,422)
JPM	02/09/2018	USD	4,902,897	RUB	278,018,774	—	(37,388)
JPM	02/09/2018	RUB	415,360,750	USD	7,175,000	205,798	—
JPM	02/28/2018	USD	15,702,431	MXN	293,759,506	—	(8,944)
JPM	02/28/2018	USD	1,586,651	ZAR	19,092,489	—	(18,244)
SCB	02/02/2018	USD	5,630,114	BRL	18,002,290	—	(18,676)
SCB	02/02/2018	BRL	18,002,290	USD	5,692,604	—	(43,814)
SCB	02/09/2018	RUB	415,504,250	USD	7,175,000	208,348	—
SCB	02/12/2018	CLP	6,559,883,187	USD	10,799,406	80,170	—
SCB	02/20/2018	COP	25,258,766,681	USD	8,827,107	63,710	—
TDB	02/28/2018	PLN	36,699,452	USD	10,947,152	25,038	—
TDB	02/28/2018	HUF	2,285,316,468	USD	9,137,245	19,807	—

Total						$605,401	$(222,563)

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2018 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	60.6%	$ 647,490,920
Oil, Gas & Consumable Fuels	6.9	73,369,749
Banks	5.5	58,316,405
Metals & Mining	3.1	33,357,029
Electric Utilities	2.9	30,752,120
Food Products	2.4	25,187,044
Chemicals	2.0	21,317,448
Wireless Telecommunication Services	1.6	17,524,987
Marine	1.5	16,451,636
Transportation Infrastructure	1.3	13,511,883
Professional Services	0.6	6,774,568
Road & Rail	0.5	5,865,286
Internet Software & Services	0.4	4,660,139
Pharmaceuticals	0.4	3,834,524
Diversified Telecommunication Services	0.4	3,801,219
Construction Materials	0.3	3,680,196
Commercial Services & Supplies	0.3	3,536,511
Paper & Forest Products	0.3	3,481,688
Construction & Engineering	0.1	892,842

Investments, at Value	91.1	973,806,194
Short-Term Investments	8.9	94,881,911

Total Investments	100.0%	$ 1,068,688,105

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$324,537,112	$—	$324,537,112
Foreign Government Obligations	—	647,490,920	—	647,490,920
Common Stocks	1,778,162	—	—	1,778,162
Securities Lending Collateral	61,592,273	—	—	61,592,273
Repurchase Agreement	—	33,289,638	—	33,289,638

Total Investments	$63,370,435	$1,005,317,670	$—	$1,068,688,105

Other Financial Instruments
Forward Foreign Currency Contracts (N)	$—	$605,401	$—	$605,401

Total Other Financial Instruments	$—	$605,401	$—	$605,401

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (N)	$—	$(222,563)	$—	$(222,563)

Total Other Financial Instruments	$—	$(222,563)	$—	$(222,563)

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2018 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the total value of 144A securities is $497,969,350, representing 47.8% of the Fund’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $60,277,579. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2018, the value of this security is $4,496,050, representing 0.4% of the Fund net assets.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2018, the total value of Regulation S securities is $70,631,293, representing 6.8% of the Fund’s net assets.
(E)	Floating or variable rate securities. The rates disclosed are as of January 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At January 31, 2018, the total value of such securities is $9,199,712, representing 0.9% of the Fund net assets.
(H)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of January 31, 2018; the maturity dates disclosed are the ultimate maturity dates.
(I)	Percentage rounds to less than 0.01% or (0.01)%.
(J)	Non-income producing securities.
(K)	Percentage rounds to less than 0.1% or (0.1)%.
(L)	Rates disclosed reflect the yields at January 31, 2018.
(M)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(N)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Columbian Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish New Lira
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America, N.A.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank
TDB	Toronto Dominion Bank

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2018 Form N-Q

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

PORTFOLIO ABBREVIATIONS:

ARPP7DR	Argentina Central Bank 7-Day Repo Reference Rate
GDP	Gross Domestic Product
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2018 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Brazil - 9.6%
Banco Bradesco SA, ADR	92,522	$ 1,175,029
Banco do Brasil SA	227,700	2,835,887
Banco Santander Brasil SA	340,785	3,833,564
Estacio Participacoes SA	225,500	2,480,783
Fibria Celulose SA	116,500	2,006,755
Fleury SA	76,900	724,105
Itau Unibanco Holding SA, ADR	115,716	1,897,742
Kroton Educacional SA	318,300	1,623,470
Lojas Renner SA	57,230	680,078
MRV Engenharia e Participacoes SA	444,600	2,114,153
Petroleo Brasileiro SA, ADR (A)	238,200	2,951,298
Qualicorp SA	222,200	2,133,427
Suzano Papel e Celulose SA	227,200	1,473,306
Vale SA, ADR	384,000	5,026,560

		30,956,157

Chile - 0.2%
Enel Americas SA, ADR	56,900	670,282

China - 31.3%
Air China, Ltd., H Shares	2,134,000	3,120,804
Alibaba Group Holding, Ltd., ADR (A)	63,900	13,054,131
Angang Steel Co., Ltd., H Shares	1,134,000	1,235,090
Baidu, Inc., ADR (A)	12,400	3,061,808
Bank of China, Ltd., Class H	8,390,000	5,051,600
China Cinda Asset Management Co., Ltd., Class H	1,667,000	705,358
China Communications Construction Co., Ltd., Class H	3,470,000	4,143,072
China Conch Venture Holdings, Ltd.	907,500	2,540,603
China Construction Bank Corp., Class H	6,983,000	8,051,832
China Railway Group, Ltd., H Shares	2,551,000	1,959,887
China Shenhua Energy Co., Ltd., Class H	1,715,000	5,338,376
CNOOC, Ltd.	2,376,000	3,699,473
Country Garden Holdings Co., Ltd.	601,000	1,292,250
Geely Automobile Holdings, Ltd.	749,000	2,398,477
Guangzhou Automobile Group Co., Ltd., Class H	576,000	1,304,765
Industrial & Commercial Bank of China, Ltd., Class H	2,868,000	2,713,045
JD.com, Inc., ADR (A)	63,400	3,121,182
KWG Property Holding, Ltd.	1,306,000	2,207,094
Lonking Holdings, Ltd.	1,697,000	759,270
PetroChina Co., Ltd., Class H	4,244,000	3,363,668
PICC Property & Casualty Co., Ltd., Class H	1,738,000	3,608,128
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,806,000	1,105,858
Sinopharm Group Co., Ltd., Class H	234,000	1,033,499
Sunny Optical Technology Group Co., Ltd.	143,000	1,979,751
Tencent Holdings, Ltd.	382,900	22,692,111
Tianneng Power International, Ltd.	614,000	607,513
West China Cement, Ltd. (A)	5,422,000	935,706

		101,084,351

Hong Kong - 2.4%
Brilliance China Automotive Holdings, Ltd.	1,254,000	3,206,075
China Overseas Land & Investment, Ltd.	450,000	1,743,015
Haier Electronics Group Co., Ltd. (A)	527,000	1,805,475
Nine Dragons Paper Holdings, Ltd.	520,000	809,649

		7,564,214

	Shares	Value
COMMON STOCKS (continued)
Hungary - 1.2%
MOL Hungarian Oil & Gas PLC	119,661	$ 1,461,814
OTP Bank PLC	50,321	2,332,937

		3,794,751

India - 7.0%
HDFC Bank, Ltd., ADR	30,561	3,318,619
Hindalco Industries, Ltd.	358,446	1,442,716
ICICI Bank, Ltd., ADR	132,120	1,450,678
Indiabulls Housing Finance, Ltd.	175,329	3,823,105
Infosys, Ltd., ADR	209,800	3,778,498
Mahindra & Mahindra, Ltd.	164,717	1,983,480
Maruti Suzuki India, Ltd.	13,212	1,973,374
Tata Motors, Ltd., ADR (A)	103,435	3,202,347
Vedanta, Ltd.	299,697	1,606,300

		22,579,117

Indonesia - 0.9%
Adaro Energy Tbk PT	6,523,100	1,193,681
Bank Negara Indonesia Persero Tbk PT	2,295,400	1,611,589

		2,805,270

Malaysia - 3.9%
AirAsia Bhd.	812,400	862,892
CIMB Group Holdings Bhd.	2,012,900	3,739,473
Malayan Banking Bhd.	757,300	1,962,345
Malaysia Airports Holdings Bhd.	324,000	752,280
Petronas Chemicals Group Bhd.	1,652,600	3,444,761
Tenaga Nasional Bhd.	417,400	1,687,986

		12,449,737

Mexico - 3.5%
America Movil SAB de CV, Class L, ADR	265,500	4,964,850
Arca Continental SAB de CV	85,800	624,331
Fomento Economico Mexicano SAB de CV, ADR	17,600	1,716,704
Gruma SAB de CV, Class B	54,480	651,474
Grupo Financiero Banorte SAB de CV, Class O	440,100	2,818,645
Industrias Penoles SAB de CV	25,295	586,175

		11,362,179

Peru - 1.2%
Cia de Minas Buenaventura SAA, ADR	95,800	1,478,194
Credicorp, Ltd.	10,105	2,340,621

		3,818,815

Poland - 0.8%
KGHM Polska Miedz SA	42,222	1,388,931
Powszechny Zaklad Ubezpieczen SA	93,819	1,282,741

		2,671,672

Republic of Korea - 14.0%
CJ CheilJedang Corp.	2,144	719,786
Daelim Industrial Co., Ltd.	14,354	1,092,832
Hana Financial Group, Inc.	76,035	3,709,719
Hotel Shilla Co., Ltd.	13,700	1,193,145
Industrial Bank of Korea (A)	87,700	1,367,425
KB Financial Group, Inc. (A)	83,596	5,268,540
LG Electronics, Inc.	29,459	2,827,689
Lotte Chemical Corp.	6,220	2,446,411
POSCO, ADR (A)	27,000	2,415,960

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea (continued)
Samsung Electronics Co., Ltd.	7,172	$ 16,757,166
SK Hynix, Inc.	78,306	5,389,794
SK Telecom Co., Ltd. (A)	8,411	2,091,231

		45,279,698

Republic of South Africa - 3.8%
Barclays Africa Group, Ltd.	113,015	1,718,181
Naspers, Ltd., N Shares	32,092	9,163,284
Sanlam, Ltd.	195,931	1,458,783

		12,340,248

Russian Federation - 0.7%
Gazprom PJSC, ADR	465,304	2,317,214

Taiwan - 11.0%
Airtac International Group	67,000	1,064,350
Catcher Technology Co., Ltd.	136,000	1,558,525
CTBC Financial Holding Co., Ltd.	4,950,000	3,617,540
E Ink Holdings, Inc.	866,000	1,577,760
Formosa Plastics Corp.	713,000	2,531,969
Globalwafers Co., Ltd.	67,000	1,025,270
Grand Pacific Petrochemical	979,000	965,715
Hiwin Technologies Corp.	421,000	5,452,900
MediaTek, Inc.	133,000	1,364,430
PharmaEngine, Inc.	175,504	885,182
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	322,100	14,594,351
Yageo Corp. (A)	72,000	956,031

		35,594,023

Thailand - 3.1%
Kasikornbank PCL	159,400	1,175,651
PTT Exploration & Production PCL	782,000	2,971,200
PTT Global Chemical PCL	883,300	2,714,484
PTT PCL	152,700	2,398,736
Supalai PCL	1,024,800	768,927

		10,028,998

Turkey - 2.2%
Tekfen Holding AS	501,779	2,166,548
Turk Hava Yollari AO (A)	649,267	2,848,299
Turkiye Garanti Bankasi AS	595,150	1,947,078

		6,961,925

Total Common Stocks (Cost $239,807,338)		312,278,651

PREFERRED STOCK - 0.5%
Brazil - 0.5%
Itausa - Investimentos Itau SA,
3.71% (B)	401,900	1,671,430

Total Preferred Stock (Cost $1,075,445)		1,671,430

INVESTMENT COMPANY - 1.0%
United States - 1.0%
iShares MSCI Emerging Markets ETF	64,000	3,265,920

Total Investment Company (Cost $3,239,379)		3,265,920

Total Investments (Cost $244,122,162)		317,216,001
Net Other Assets (Liabilities) - 1.7%		5,497,849

Net Assets - 100.0%		$ 322,713,850

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Emerging Markets Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	20.7%	$ 65,609,170
Internet Software & Services	12.2	38,808,050
Oil, Gas & Consumable Fuels	8.1	25,695,460
Semiconductors & Semiconductor Equipment	7.1	22,373,845
Technology Hardware, Storage & Peripherals	5.8	18,315,691
Metals & Mining	4.8	15,179,926
Automobiles	4.4	14,068,518
Chemicals	4.2	13,209,198
Machinery	3.1	9,817,123
Construction & Engineering	3.0	9,362,339
Media	2.9	9,163,284
Wireless Telecommunication Services	2.2	7,056,081
Airlines	2.2	6,831,995
Household Durables	2.1	6,747,317
Insurance	2.0	6,349,652
Real Estate Management & Development	1.9	6,011,286
Electronic Equipment, Instruments & Components	1.4	4,513,542
Paper & Forest Products	1.4	4,289,710
Diversified Consumer Services	1.3	4,104,253
Health Care Providers & Services	1.2	3,891,031
Thrifts & Mortgage Finance	1.2	3,823,105
IT Services	1.2	3,778,498
International Equity Funds	1.0	3,265,920
Internet & Direct Marketing Retail	1.0	3,121,182
Electric Utilities	0.7	2,358,268
Beverages	0.7	2,341,035
Food Products	0.4	1,371,260
Specialty Retail	0.4	1,193,145
Construction Materials	0.3	935,706
Biotechnology	0.3	885,182
Transportation Infrastructure	0.2	752,280
Capital Markets	0.2	705,358
Multiline Retail	0.2	680,078
Auto Components	0.2	607,513

Total Investments	100.0%	$ 317,216,001

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$97,122,221	$215,156,430	$—	$312,278,651
Preferred Stock	1,671,430	—	—	1,671,430
Investment Company	3,265,920	—	—	3,265,920

Total Investments	$102,059,571	$215,156,430	$—	$317,216,001

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at January 31, 2018.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2018 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 40.9%
Automobiles - 0.4%
General Motors Co.	13,121	$ 556,462

Banks - 3.6%
Comerica, Inc.	10,640	1,013,141
M&T Bank Corp.	19,620	3,743,103
Sumitomo Mitsui Financial Group, Inc., ADR	24,000	217,920

		4,974,164

Biotechnology - 0.3%
AbbVie, Inc.	2,400	269,328
Flexion Therapeutics, Inc. (A)	3,913	88,395

		357,723

Building Products - 0.7%
Cie de Saint-Gobain	16,000	929,970

Capital Markets - 1.4%
China International Capital Corp., Ltd., H Shares (B)	158,400	355,976
CITIC Securities Co., Ltd., H Shares	163,000	433,408
Deutsche Bank AG	60,000	1,102,049

		1,891,433

Construction & Engineering - 0.6%
Shimizu Corp.	61,200	626,183
Tutor Perini Corp. (A)	10,400	257,400

		883,583

Construction Materials - 0.3%
Buzzi Unicem SpA	15,000	440,440

Consumer Finance - 1.7%
Santander Consumer USA Holdings, Inc.	40,000	690,000
Synchrony Financial	43,396	1,721,953

		2,411,953

Containers & Packaging - 1.2%
International Paper Co.	26,600	1,672,076

Diversified Financial Services - 1.3%
ORIX Corp.	99,500	1,854,745

Electronic Equipment, Instruments & Components - 0.7%
Hitachi High-Technologies Corp.	19,400	909,847

Food & Staples Retailing - 2.7%
Carrefour SA	16,300	390,073
CVS Health Corp.	42,808	3,368,562

		3,758,635

Food Products - 3.5%
Bunge, Ltd.	29,040	2,306,647
Ezaki Glico Co., Ltd.	11,700	595,878
Hain Celestial Group, Inc. (A)	26,471	1,009,604
J.M. Smucker, Co.	8,163	1,035,803

		4,947,932

Health Care Providers & Services - 2.3%
Centene Corp. (A)	15,120	1,621,469
Molina Healthcare, Inc. (A)	16,975	1,550,836

		3,172,305

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 0.9%
Caesars Entertainment Corp. (A)	39,747	$ 554,471
Wynn Resorts, Ltd.	4,400	728,596

		1,283,067

Industrial Conglomerates - 1.3%
Seibu Holdings, Inc.	88,500	1,767,244

Insurance - 1.7%
First American Financial Corp.	14,564	860,295
FNF Group	40,000	1,559,200

		2,419,495

Machinery - 1.6%
Meritor, Inc. (A)	8,000	218,240
Minebea Mitsumi, Inc.	67,700	1,529,870
Navistar International Corp. (A)	12,073	553,306

		2,301,416

Media - 0.4%
Time Warner, Inc.	5,920	564,472

Metals & Mining - 0.6%
Freeport-McMoRan, Inc. (A)	40,000	780,000

Multiline Retail - 2.2%
Don Quijote Holdings Co., Ltd.	34,600	1,917,468
Target Corp.	16,000	1,203,520

		3,120,988

Oil, Gas & Consumable Fuels - 2.8%
Cenovus Energy, Inc.	56,000	534,800
ConocoPhillips	47,387	2,786,829
WPX Energy, Inc. (A)	36,000	530,280

		3,851,909

Pharmaceuticals - 2.0%
Allergan PLC	7,866	1,417,925
Bristol-Myers Squibb Co.	8,000	500,800
Merck & Co., Inc.	8,000	474,000
Pfizer, Inc.	12,000	444,480

		2,837,205

Real Estate Management & Development - 1.8%
Deutsche Wohnen SE	20,500	926,445
Mitsui Fudosan Co., Ltd.	60,400	1,580,956

		2,507,401

Semiconductors & Semiconductor Equipment - 2.9%
Cypress Semiconductor Corp.	27,200	470,288
Lam Research Corp.	2,000	383,040
NXP Semiconductors NV (A)	15,937	1,917,540
QUALCOMM, Inc.	16,000	1,092,000
Xcerra Corp. (A)	16,916	168,821

		4,031,689

Software - 0.5%
Verint Systems, Inc. (A)	16,000	668,000

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 0.1%
Fnac Darty SA (A)	1,140	$ 132,761

Trading Companies & Distributors - 1.2%
United Rentals, Inc. (A)	8,874	1,607,170

Water Utilities - 0.2%
Beijing Enterprises Water Group, Ltd. (A)	476,000	342,580

Total Common Stocks (Cost $55,687,831)		56,976,665

	Principal	Value

CONVERTIBLE BONDS - 37.2%
Air Freight & Logistics - 1.0%
Atlas Air Worldwide Holdings, Inc.
2.25%, 06/01/2022 (C) (D)	$ 1,287,000	1,438,939

Banks - 3.1%
Shizuoka Bank, Ltd.
3-Month LIBOR + -0.50%, 1.25% (E), 01/25/2023 (F)	4,100,000	4,289,625

Biotechnology - 2.2%
Alder Biopharmaceuticals, Inc.
2.50%, 02/01/2025 (G)	532,000	517,591
BioMarin Pharmaceutical, Inc.
0.75%, 10/15/2018 (D)	1,235,000	1,314,805
Insmed, Inc.
1.75%, 01/15/2025 (C)	1,227,000	1,170,000

		3,002,396

Building Products - 0.7%
Patrick Industries, Inc.
1.00%, 02/01/2023 (B)	960,000	983,339

Capital Markets - 2.9%
Bagan Capital, Ltd.
Zero Coupon, 09/23/2021 (F)	750,000	765,000
Poseidon Finance 1, Ltd.
Zero Coupon, 02/01/2025 (F) (G)	3,280,000	3,338,942

		4,103,942

Chemicals - 2.1%
Kansai Paint Co., Ltd.
Zero Coupon, 06/17/2022 (F)	JPY 300,000,000	2,936,933

Commercial Services & Supplies - 5.5%
CRRC Corp., Ltd.
Zero Coupon, 02/05/2021 (F)	$ 1,500,000	1,592,250
Siem Industries, Inc.
2.25%, 06/02/2021 (D) (F)	EUR 3,200,000	6,058,763

		7,651,013

Electric Utilities - 0.7%
China Yangtze Power International BVI 1, Ltd.
Zero Coupon, 11/09/2021 (F)	$ 790,000	985,525

Food & Staples Retailing - 2.5%
Carrefour SA
Zero Coupon, 06/14/2023 (C) (F)	3,600,000	3,447,000

	Principal	Value
CONVERTIBLE BONDS (continued)
Hotels, Restaurants & Leisure - 3.6%
China Lodging Group, Ltd.
0.38%, 11/01/2022 (B) (D)	$ 2,232,000	$ 2,462,753
Resorttrust, Inc.
Zero Coupon, 12/01/2021 (F)	JPY 260,000,000	2,529,266

		4,992,019

Household Durables - 2.2%
Sony Corp.
Series 6,
Zero Coupon, 09/30/2022	275,000,000	3,123,569

Internet Software & Services - 6.0%
Altaba, Inc.
Zero Coupon, 12/01/2018 (D)	$ 5,051,000	7,602,513
Coupa Software, Inc.
0.38%, 01/15/2023 (B)	680,000	737,800

		8,340,313

Metals & Mining - 0.6%
First Majestic Silver Corp.
1.88%, 03/01/2023 (B)	898,000	849,149

Pharmaceuticals - 1.2%
Depomed, Inc.
2.50%, 09/01/2021 (D)	2,039,000	1,695,632

Specialty Retail - 0.6%
RH
Zero Coupon, 07/15/2020 (B) (D)	806,000	815,080

Technology Hardware, Storage & Peripherals - 2.3%
Nutanix, Inc.
Zero Coupon, 01/15/2023 (B) (D)	1,520,000	1,478,641
Western Digital Corp.
1.50%, 02/01/2024 (B) (G)	1,680,000	1,714,704

		3,193,345

Total Convertible Bonds (Cost $49,724,312)		51,847,819

CORPORATE DEBT SECURITIES - 6.7%
Aerospace & Defense - 0.7%
Bombardier, Inc.
8.75%, 12/01/2021 (B) (D)	815,000	905,669

Diversified Financial Services - 1.0%
Haitong International Securities Group, Ltd.
Zero Coupon, 10/25/2021 (F)	HKD 10,000,000	1,374,215

Energy Equipment & Services - 0.8%
Nabors Industries, Inc.
5.75%, 02/01/2025 (B)	$ 1,200,000	1,179,000

Machinery - 1.7%
Navistar International Corp.
6.63%, 11/01/2025 (B) (D)	2,305,000	2,409,416

Metals & Mining - 0.9%
U.S. Steel Corp.
6.88%, 08/15/2025 (D)	1,216,000	1,276,800

Real Estate Management & Development - 0.6%
Smart Insight International, Ltd.
Zero Coupon, 01/27/2019 (F)	HKD 6,000,000	778,202

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software - 1.0%
Nuance Communications, Inc.
1.00%, 12/15/2035 (D)	$ 1,388,000	$ 1,348,349

Total Corporate Debt Securities (Cost $9,149,321)		9,271,651

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (H)	3,196,800	3,196,800

Total Securities Lending Collateral (Cost $3,196,800)		3,196,800

	Principal	Value
REPURCHASE AGREEMENT - 17.3%
Fixed Income Clearing Corp., 0.54% (H), dated 01/31/2018, to be repurchased at $24,060,802 on 02/01/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2020, and with a value of $24,543,272.	$ 24,060,441	24,060,441

Total Repurchase Agreement (Cost $24,060,441)		24,060,441

Total Investments Excluding Purchased Options (Cost $141,818,705)		145,353,376
Total Purchased Options - 0.5% (Cost $980,490)		716,888

Total Investments (Cost $142,799,195)		146,070,264

	Shares	Value
SECURITIES SOLD SHORT - (18.5)%
COMMON STOCKS - (13.3)%
Air Freight & Logistics - (0.2)%
Atlas Air Worldwide Holdings, Inc.	(4,400)	(247,720)

Biotechnology - (0.5)%
BioMarin Pharmaceutical, Inc.	(4,480)	(404,230)
Insmed, Inc.	(10,200)	(259,488)

		(663,718)

Building Products - (0.2)%
Patrick Industries, Inc.	(4,000)	(256,200)

Chemicals - (0.6)%
Kansai Paint Co., Ltd.	(32,200)	(794,898)

Consumer Finance - (0.6)%
Discover Financial Services	(10,000)	(798,000)

Diversified Telecommunication Services - (0.8)%
Inmarsat PLC	(170,340)	(1,100,396)

Energy Equipment & Services - (2.7)%
Subsea 7 SA	(242,621)	(3,807,497)

Hotels, Restaurants & Leisure - (0.7)%
China Lodging Group, Ltd., ADR	(7,075)	(1,057,642)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Household Durables - (0.5)%
Sony Corp., ADR	(15,700)	$ (752,658)

Internet Software & Services - (4.8)%
Alibaba Group Holding, Ltd., ADR	(14,515)	(2,965,270)
Altaba, Inc.	(44,132)	(3,525,264)
Coupa Software, Inc.	(4,000)	(152,920)

		(6,643,454)

Metals & Mining - (0.2)%
First Majestic Silver Corp.	(56,200)	(343,944)

Pharmaceuticals - (0.1)%
Depomed, Inc.	(13,000)	(95,550)

Real Estate Management & Development - (0.6)%
Deutsche Annington Immobilien SE	(16,000)	(788,831)

Software - (0.1)%
Nuance Communications, Inc.	(10,800)	(192,348)

Specialty Retail - (0.5)%
Gap, Inc.	(15,800)	(525,192)
RH	(1,600)	(150,384)

		(675,576)

Technology Hardware, Storage & Peripherals - (0.2)%
Nutanix, Inc., Class A	(2,444)	(78,452)
Western Digital Corp.	(2,720)	(242,026)

		(320,478)

Total Common Stocks (Proceeds $18,424,922)		(18,538,910)

	Principal	Value
CORPORATE DEBT SECURITIES - (5.2)%
France - (3.7)%
Carrefour SA
1.75%, 07/15/2022, MTN (F)	EUR (3,900,000)	(5,081,386)

United States - (1.5)%
Tesla, Inc.
5.30%, 08/15/2025 (B)	$ (2,250,000)	(2,142,000)

Total Corporate Debt Securities (Proceeds $7,220,682)		(7,223,386)

Total Securities Sold Short (Proceeds $25,645,604)		(25,762,296)

Net Other Assets (Liabilities) - 13.6%		18,985,228

Net Assets - 100.0%		$ 139,293,196

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2018 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - Abbvie, Inc.	USD	120.00	02/09/2018	USD	1,795,520	160	$16,480	$5,920
Call - Abbvie, Inc.	USD	125.00	02/02/2018	USD	3,591,040	320	25,680	960
Call - Abbvie, Inc.	USD	125.00	02/16/2018	USD	897,760	80	6,600	1,680
Call - Advanced Micro Devices, Inc.	USD	12.00	02/16/2018	USD	329,760	240	32,400	43,440
Call - Advanced Micro Devices, Inc.	USD	13.00	02/09/2018	USD	549,600	400	17,077	36,400
Call - Cisco Systems, Inc.	USD	42.00	02/02/2018	USD	3,323,200	800	20,472	10,400
Call - Cypress Semiconductor Corp.	USD	16.00	02/16/2018	USD	1,037,400	600	87,600	90,000
Call - Freeport-McMoRan, Inc.	USD	22.00	02/16/2018	USD	1,560,000	800	22,800	8,000
Call - General Electric Co.	USD	20.00	03/16/2018	USD	1,212,750	750	28,283	2,250
Call - JM Smucker Co.	USD	115.00	02/16/2018	USD	482,182	38	33,858	47,120
Call - Pandora Media, Inc.	USD	5.50	02/09/2018	USD	382,400	800	14,768	2,800
Call - Petroleo Brasileiro SA	USD	14.00	02/02/2018	USD	1,982,400	1,600	22,480	6,400
Call - Petroleo Brasileiro SA	USD	14.00	02/16/2018	USD	991,200	800	12,880	14,400
Call - Pfizer, Inc.	USD	40.50	02/16/2018	USD	4,167,000	1,125	20,035	3,375
Call - Santander Consumer USA Holdings Inc.	USD	16.00	04/20/2018	USD	194,925	113	34,013	19,210
Call - Superior Energy Services, Inc.	USD	10.00	02/16/2018	USD	418,000	400	55,380	33,200
Call - Teva Pharmaceutical Industries	USD	24.00	03/16/2018	USD	1,142,960	560	49,560	25,200
Call - United Rentals, Inc.	USD	190.00	03/16/2018	USD	724,440	40	16,820	19,200
Call - Vale SA	USD	14.00	02/16/2018	USD	4,188,800	3,200	62,200	38,400
Call - Vale SA	USD	15.00	03/16/2018	USD	1,047,200	800	14,736	10,400
Put - Abbvie, Inc.	USD	113.00	02/02/2018	USD	1,728,188	154	6,745	19,250
Put - Alibaba Group Holding, Ltd.	USD	190.00	02/02/2018	USD	817,160	40	7,240	3,720
Put - Allergan PLC	USD	177.50	02/02/2018	USD	1,009,456	56	5,488	5,488
Put - ConocoPhillips	USD	58.00	02/02/2018	USD	2,352,400	400	8,800	16,000
Put - CVS Health Corp.	USD	77.00	02/02/2018	USD	3,147,600	400	12,400	12,400
Put - Flexion Therapeutics, Inc.	USD	20.00	02/16/2018	USD	255,267	113	7,995	2,825
Put - FNF Group	USD	38.00	02/16/2018	USD	779,600	200	6,765	6,765
Put - Freeport-McMoRan, Inc.	USD	19.00	02/02/2018	USD	750,750	385	5,352	3,465
Put - General Motors Co.	USD	41.50	02/02/2018	USD	1,696,400	400	6,800	5,600
Put - Hain Celestial Group, Inc.	USD	37.00	02/16/2018	USD	514,890	135	13,601	16,200
Put - Insmed, Inc.	USD	25.00	03/16/2018	USD	208,608	82	8,323	14,350
Put - International Paper Co.	USD	60.00	02/09/2018	USD	968,044	154	5,544	5,159
Put - Lowe’s Cos., Inc.	USD	101.00	02/02/2018	USD	1,675,680	160	3,119	1,120
Put - Santander Consumer USA Holdings, Inc.	USD	17.00	02/16/2018	USD	690,000	400	13,400	13,400
Put - SPDR S&P 500 ETF Trust	USD	277.00	02/07/2018	USD	90,208,000	3,200	255,008	156,800
Put - Target Corp.	USD	72.50	02/09/2018	USD	1,203,520	160	5,440	5,440

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2018 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

EXCHANGE-TRADED OPTIONS PURCHASED (continued):

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - United Rentals, Inc.	USD	175.00	02/02/2018	USD	1,593,768	88	$7,633	$5,016
Put - Wynn Resorts, Ltd.	USD	157.50	02/02/2018	USD	1,076,335	65	6,715	5,135

Total							$980,490	$716,888

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - Teva Pharmaceutical Industries	USD	29.00	03/16/2018	USD	1,142,960	560	$(9,800)	$(4,480)
Put - SPDR S&P 500 ETF Trust	USD	272.00	02/07/2018	USD	90,208,000	3,200	(95,358)	(54,400)

Total							$(105,158)	$(58,880)

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
FireEye, Inc., 1.63%, 06/01/2035	CITI	Pay	Monthly/ Semi-Annually	03/13/2018	USD	3,601,736	4,000,000	$87,239	$357,264	$(270,025)
Inmarsat PLC, 3.88%, 09/09/2023	CITI	Receive	Monthly	01/10/2019	USD	6,713,268	6,200,000	229,402	(106,332)	335,734
Twitter, Inc., 1.00%, 09/15/2021	CITI	Pay	Monthly/ Semi-Annually	03/08/2018	USD	3,685,333	4,000,000	100,281	285,666	(185,385)

Total								$416,922	$536,598	$(119,676)

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
Nikkei 225 Index	Short	(38)	03/08/2018	$(4,490,710)	$(4,424,150)	$66,560	$—

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
SSB	02/28/2018	USD	10,868,837	EUR	8,763,000	$—	$(30,055)
SSB	02/28/2018	USD	3,361,698	HKD	26,269,000	1,438	—
SSB	02/28/2018	USD	19,887,244	JPY	2,162,000,000	53,719	—
SSB	02/28/2018	JPY	46,639,000	USD	428,673	—	(821)
SSB	02/28/2018	EUR	791,000	USD	980,952	3,814	(968)

Total						$58,971	$(31,844)

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2018 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$41,140,772	$15,835,893	$—	$56,976,665
Convertible Bonds	—	51,847,819	—	51,847,819
Corporate Debt Securities	—	9,271,651	—	9,271,651
Securities Lending Collateral	3,196,800	—	—	3,196,800
Repurchase Agreement	—	24,060,441	—	24,060,441
Exchange-Traded Options Purchased	716,888	—	—	716,888

Total Investments	$45,054,460	$101,015,804	$—	$146,070,264

Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$416,922	$—	$416,922
Futures Contracts (K)	66,560	—	—	66,560
Forward Foreign Currency Contracts (K)	—	58,971	—	58,971

Total Other Financial Instruments	$66,560	$475,893	$—	$542,453

LIABILITIES
Securities Sold Short
Common Stocks	$(13,147,684)	$(5,391,226)	$—	$(18,538,910)
Corporate Debt Securities	—	(7,223,386)	—	(7,223,386)

Total Securities Sold Short	$(13,147,684)	$(12,614,612)	$—	$(25,762,296)

Other Financial Instruments
Exchange-Traded Options Written	$(58,880)	$—	$—	$(58,880)
Forward Foreign Currency Contracts (K)	—	(31,844)	—	(31,844)

Total Other Financial Instruments	$(58,880)	$(31,844)	$—	$(90,724)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the total value of 144A securities is $11,749,527, representing 8.4% of the Fund’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,131,974. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	All or a portion of these securities have been segregated as collateral for open exchange-traded options and securities sold short transactions. The total value of such securities is $23,327,152.
(E)	Floating or variable rate security. The rate disclosed is as of January 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(F)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2018, the total value of Regulation S securities is $23,014,335, representing 16.5% of the Fund’s net assets.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Rates disclosed reflect the yields at January 31, 2018.
(I)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(J)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(K)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

CITI	Citibank N.A.
SSB	State Street Bank & Trust Co.

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2018 Form N-Q

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2018 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 11.5%
Access Point Funding I LLC
Series 2017-A, Class A,
3.06%, 04/15/2029 (A)	$ 896,480	$ 892,185
Benefit Street Partners CLO VII, Ltd.
Series 2015-VIIA, Class A2R,
3-Month LIBOR + 1.20%, 2.93% (B), 07/18/2027 (A)	525,000	525,118
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (A)	473,930	467,037
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (A)	2,198,776	2,177,321
CIFC Funding, Ltd.
Series 2015-2A, Class BR,
3-Month LIBOR + 1.25%, 2.97% (B), 04/15/2027 (A)	1,500,000	1,499,990
Countrywide Asset-Backed Certificates
Series 2002-S3, Class A5,
4.93% (B), 05/25/2032	64,287	64,189
Series 2006-6, Class 2A3,
1-Month LIBOR + 0.28%, 1.84% (B), 09/25/2036	1,178,671	1,174,296
Diamond Resorts Owner Trust
Series 2013-1, Class A,
1.95%, 01/20/2025 (A)	86,469	86,399
Series 2013-2, Class A,
2.27%, 05/20/2026 (A)	304,144	303,631
Series 2014-1, Class A,
2.54%, 05/20/2027 (A)	163,077	162,541
Golub Capital Partners CLO, Ltd.
Series 2017-34A, Class A1,
3-Month LIBOR + 1.85%, 3.24% (B), 03/08/2029 (A)	530,000	532,636
GSAA Home Equity Trust
Series 2006-1, Class A3,
1-Month LIBOR + 0.33%, 1.89% (B), 01/25/2036	1,851,117	1,362,520
GSAMP Trust
Series 2006-HE1, Class A2D,
1-Month LIBOR + 0.31%, 1.87% (B), 01/25/2036	682,510	682,137
Hilton Grand Vacations Trust
Series 2013-A, Class A,
2.28%, 01/25/2026 (A)	90,207	89,382
Jamestown CLO IV, Ltd.
Series 2014-4A, Class A2R,
3-Month LIBOR + 1.35%, 3.07% (B), 07/15/2026 (A)	650,000	650,143
JGWPT XXIII LLC
Series 2011-1A, Class A,
4.70%, 10/15/2056 (A)	1,994,590	2,040,731
Lehman XS Trust
Series 2005-8, Class 1A3,
1-Month LIBOR + 0.35%, 1.91% (B), 12/25/2035	1,845,204	1,843,807

	Principal	Value
ASSET-BACKED SECURITIES (continued)
New Residential Advanced Receivables Trust
Series 2016-T2, Class BT2,
3.02%, 10/15/2049 (A)	$ 425,000	$ 421,158
Series 2016-T2, Class CT2,
3.51%, 10/15/2049 (A)	650,000	644,563
Series 2017-T1, Class AT1,
3.21%, 02/15/2051 (A)	900,000	894,512
Series 2017-T1, Class CT1,
3.71%, 02/15/2051 (A)	1,622,000	1,600,281
NRZ Advance Receivables Trust
Series 2016-T4, Class AT4,
3.11%, 12/15/2050 (A)	2,900,000	2,887,086
OCP CLO, Ltd.
Series 2014-7A, Class A2AR,
3-Month LIBOR + 1.40%, 3.14% (B), 10/20/2026 (A)	500,000	499,997
Ocwen Master Advance Receivables Trust
Series 2016-T1, Class CT1,
3.61%, 08/17/2048 (A)	1,000,000	999,880
Series 2016-T2, Class CT2,
3.81%, 08/16/2049 (A)	1,600,000	1,596,864
Orange Lake Timeshare Trust
Series 2014-AA, Class A,
2.29%, 07/09/2029 (A)	516,189	507,766
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	1,212,508	1,193,427
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class A4,
1-Month LIBOR + 0.32%, 1.88% (B), 02/25/2036	162,572	162,448
SBA Tower Trust
Series 2014-1A, Class C,
2.90% (B), 10/15/2044 (A)	3,245,000	3,253,204
Sierra Timeshare Receivables Funding LLC
Series 2014-1A, Class A,
2.07%, 03/20/2030 (A)	79,267	79,062
SoFi Consumer Loan Program LLC
Series 2017-1, Class A,
3.28%, 01/26/2026 (A)	1,364,084	1,371,988
Soundview Home Loan Trust
Series 2006-3, Class A3,
1-Month LIBOR + 0.16%, 1.72% (B), 11/25/2036	1,967,353	1,894,124
Spirit Master Funding LLC
Series 2014-1A, Class A2,
5.37%, 07/20/2040 (A)	1,290,649	1,331,422
Series 2014-3A, Class A,
5.74%, 03/20/2042 (A)	4,044,264	4,256,949
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (A)	1,149,439	1,153,021
SPS Servicer Advance Receivables Trust
Series 2016-T1, Class CT1,
3.32%, 11/16/2048 (A)	1,450,000	1,436,773
STORE Master Funding I LLC
Series 2015-1A, Class A1,
3.75%, 04/20/2045 (A)	3,782,269	3,767,102
STORE Master Funding LLC
Series 2013-3A, Class A2,
5.21%, 11/20/2043 (A)	625,351	645,059

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
THL Credit Wind River CLO, Ltd.
Series 2014-1A, Class CR,
3-Month LIBOR + 2.25%, 3.98% (B), 04/18/2026 (A)	$ 2,000,000	$ 2,003,378
TICP CLO, Ltd.
Series 2014-3A, Class B1R,
3-Month LIBOR + 1.60%, 3.34% (B), 01/20/2027 (A)	1,250,000	1,250,264
Towd Point Mortgage Trust
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	1,254,003	1,245,786
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	876,210	867,987
Truman Capital Mortgage Loan Trust
Series 2005-1, Class A,
1-Month LIBOR + 0.43%, 1.99% (B), 03/25/2037 (A)	133,092	132,678
Welk Resorts LLC
Series 2015-AA, Class A,
2.79%, 06/16/2031 (A)	1,326,081	1,311,373
Westgate Resorts LLC
Series 2015-1A, Class A,
2.75%, 05/20/2027 (A)	227,084	226,624

Total Asset-Backed Securities (Cost $49,561,133)		52,188,839

CORPORATE DEBT SECURITIES - 56.1%
Aerospace & Defense - 0.3%
Bombardier, Inc.
7.50%, 03/15/2025 (A)	430,000	446,663
Embraer Netherlands Finance BV
5.40%, 02/01/2027	690,000	733,918

		1,180,581

Airlines - 2.0%
America West Airlines Pass-Through Trust
8.06%, 01/02/2022	654,223	729,786
American Airlines Pass-Through Trust
4.00%, 01/15/2027	2,798,589	2,871,548
Continental Airlines Pass-Through Trust
6.90%, 10/19/2023	236,991	249,433
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	1,564,251	1,617,123
Northwest Airlines Pass-Through Trust
7.03%, 05/01/2021	843,349	904,660
United Airlines Pass-Through Trust
3.75%, 03/03/2028	1,828,140	1,860,699
US Airways Pass-Through Trust
3.95%, 05/15/2027	339,982	350,394
Virgin Australia Pass-Through Trust
5.00%, 04/23/2025 (A)	455,628	474,172

		9,057,815

Automobiles - 0.5%
Ford Motor Co.
4.35%, 12/08/2026	1,281,000	1,294,086
General Motors Co.
4.88%, 10/02/2023	1,029,000	1,093,180

		2,387,266

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks - 11.6%
Bank of America Corp.
Fixed until 12/20/2027, 3.42% (B), 12/20/2028 (A)	$ 473,000	$ 465,003
4.45%, 03/03/2026, MTN	558,000	585,467
5.88%, 02/07/2042, MTN	567,000	735,710
Fixed until 03/10/2026, 6.30% (B), 03/10/2026 (C) (D)	505,000	565,600
Bank One Capital III
8.75%, 09/01/2030	195,000	278,832
Bank One Corp.
8.00%, 04/29/2027	825,000	1,082,140
Barclays Bank PLC
10.18%, 06/12/2021 (A)	2,707,000	3,266,529
BBVA Bancomer SA
6.50%, 03/10/2021 (A)	3,600,000	3,879,000
BNP Paribas SA
Fixed until 03/14/2022, 6.75% (B), 03/14/2022 (A) (C)	385,000	414,838
Citigroup, Inc.
3-Month LIBOR + 0.95%, 2.69% (B), 07/24/2023	1,010,000	1,024,195
Fixed until 01/10/2027, 3.89% (B), 01/10/2028	2,017,000	2,059,567
Fixed until 01/30/2023, 5.95% (B), 01/30/2023 (C)	3,085,000	3,243,106
Commerzbank AG
8.13%, 09/19/2023 (A)	2,435,000	2,903,497
Cooperatieve Rabobank UA
Fixed until 06/30/2019, 11.00% (B), 06/30/2019 (A) (C)	2,850,000	3,145,687
Credit Agricole SA
Fixed until 01/10/2028, 4.00% (B), 01/10/2033 (A)	2,174,000	2,148,449
Discover Bank
3.45%, 07/27/2026	1,420,000	1,369,704
First Horizon National Corp.
3.50%, 12/15/2020	1,320,000	1,336,454
HSBC Holdings PLC
Fixed until 09/17/2024, 6.38% (B), 09/17/2024 (C) (D)	2,805,000	3,001,069
ING Bank NV
5.80%, 09/25/2023 (A)	2,240,000	2,476,515
Intesa Sanpaolo SpA
3.38%, 01/12/2023 (A)	284,000	281,422
3.88%, 07/14/2027 (A)	448,000	439,608
5.02%, 06/26/2024 (A)	595,000	607,370
Lloyds Bank PLC
6.50%, 09/14/2020, MTN (A)	1,591,000	1,728,367
Macquarie Bank, Ltd.
6.63%, 04/07/2021 (A)	1,000,000	1,095,504
Regions Bank
2.75%, 04/01/2021	1,655,000	1,652,729
7.50%, 05/15/2018	2,530,000	2,569,278
Royal Bank of Scotland Group PLC
6.10%, 06/10/2023	3,175,000	3,445,322
Santander Holdings USA, Inc.
3.70%, 03/28/2022 (A)	1,784,000	1,801,944
Toronto-Dominion Bank
Fixed until 09/15/2026, 3.63% (B), 09/15/2031	1,115,000	1,089,467

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co.
Fixed until 03/15/2018, 7.98% (B), 03/15/2018 (C)	$ 3,205,000	$ 3,240,768
Wells Fargo Bank NA
5.95%, 08/26/2036	459,000	578,748

		52,511,889

Beverages - 1.2%
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/2026	1,440,000	1,457,332
Constellation Brands, Inc.
2.25%, 11/06/2020 (D)	1,382,000	1,362,451
3.70%, 12/06/2026	374,000	375,811
Cott Holdings, Inc.
5.50%, 04/01/2025 (A)	1,410,000	1,436,438
Pernod Ricard SA
5.75%, 04/07/2021 (A)	777,000	843,626

		5,475,658

Biotechnology - 0.7%
AbbVie, Inc.
3.20%, 05/14/2026	1,517,000	1,479,150
Biogen, Inc.
4.05%, 09/15/2025	807,000	837,751
Celgene Corp.
3.88%, 08/15/2025	454,000	463,406
Gilead Sciences, Inc.
2.95%, 03/01/2027 (D)	232,000	225,001

		3,005,308

Building Products - 0.9%
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 01/01/2024 (A)	1,900,000	2,052,000
Owens Corning
4.20%, 12/15/2022	2,154,000	2,234,300

		4,286,300

Capital Markets - 1.9%
Ameriprise Financial, Inc.
7.30%, 06/28/2019	1,180,000	1,258,629
Deutsche Bank AG
3-Month LIBOR + 1.31%, 2.75% (B), 08/20/2020	945,000	957,178
Goldman Sachs Group, Inc.
Fixed until 05/10/2020, 5.38% (B), 05/10/2020 (C)	1,768,000	1,825,460
Morgan Stanley
Fixed until 07/15/2019, 5.45% (B), 07/15/2019 (C) (D)	1,425,000	1,460,625
5.75%, 01/25/2021	594,000	642,177
UBS AG
7.63%, 08/17/2022	1,105,000	1,287,877
UBS Group AG
Fixed until 08/10/2021, 7.13% (B), 08/10/2021 (C) (E)	1,055,000	1,138,109

		8,570,055

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 0.4%
Steelcase, Inc.
6.38%, 02/15/2021 (D)	$ 1,480,000	$ 1,606,004

Construction & Engineering - 0.6%
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.75%, 08/01/2025 (A)	990,000	992,475
SBA Tower Trust
2.88%, 07/10/2046 (A)	1,005,000	999,975
3.17%, 04/09/2047 (A)	880,000	871,154

		2,863,604

Construction Materials - 0.6%
LafargeHolcim Finance US LLC
3.50%, 09/22/2026 (A)	1,867,000	1,814,825
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	709,000	737,950

		2,552,775

Consumer Finance - 1.6%
Ally Financial, Inc.
3.50%, 01/27/2019	650,000	652,600
8.00%, 03/15/2020	500,000	545,250
American Express Co.
3.00%, 10/30/2024	333,000	326,860
BMW US Capital LLC
2.80%, 04/11/2026 (A)	1,180,000	1,132,830
Capital One Financial Corp.
3.80%, 01/31/2028	886,000	879,452
Discover Financial Services
3.75%, 03/04/2025	1,705,000	1,696,729
Springleaf Finance Corp.
8.25%, 12/15/2020	1,980,000	2,182,950

		7,416,671

Containers & Packaging - 0.9%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.25%, 09/15/2022 (A)	485,000	487,798
6.00%, 02/15/2025 (A)	335,000	345,888
Coveris Holdings SA
7.88%, 11/01/2019 (A) (D)	420,000	418,950
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	2,878,250	2,928,619

		4,181,255

Diversified Financial Services - 1.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 05/15/2021	822,000	854,603
Aviation Capital Group LLC
7.13%, 10/15/2020 (A)	3,610,000	3,990,004
ILFC E-Capital Trust I
1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 4.37% (B), 12/21/2065 (A)	1,520,000	1,485,800
Jefferies Group LLC
5.13%, 01/20/2023	1,420,000	1,520,158
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.15%, 01/23/2030	818,000	797,888

		8,648,453

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2018 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 1.7%
AT&T, Inc.
3.40%, 05/15/2025	$ 1,945,000	$ 1,892,476
CenturyLink, Inc.
5.80%, 03/15/2022	1,435,000	1,399,125
6.45%, 06/15/2021	405,000	411,557
Frontier Communications Corp.
7.63%, 04/15/2024	1,085,000	716,100
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	2,855,000	3,119,088

		7,538,346

Electric Utilities - 0.7%
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (A)	1,180,000	1,157,806
EDP Finance BV
3.63%, 07/15/2024 (A)	1,800,000	1,797,156

		2,954,962

Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc.
3.50%, 04/01/2022	855,000	854,074

Energy Equipment & Services - 0.7%
Energy Transfer, LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	50,000	53,998
Noble Holding International, Ltd.
6.05%, 03/01/2041	1,061,000	737,395
NuStar Logistics, LP
8.40%, 04/15/2018	1,921,000	1,940,210
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (A)	510,000	513,296

		3,244,899

Equity Real Estate Investment Trusts - 2.4%
CBL & Associates, LP
5.25%, 12/01/2023 (D)	997,000	932,555
EPR Properties
7.75%, 07/15/2020	1,850,000	2,068,535
Government Properties Income Trust
3.75%, 08/15/2019	2,184,000	2,200,983
Hospitality Properties Trust
5.00%, 08/15/2022	1,653,000	1,745,723
iStar, Inc.
5.25%, 09/15/2022	946,000	943,635
Kilroy Realty, LP
6.63%, 06/01/2020	1,796,000	1,938,666
VEREIT Operating Partnership, LP
4.13%, 06/01/2021	1,250,000	1,291,707

		11,121,804

Food & Staples Retailing - 0.7%
CVS Health Corp.
3.88%, 07/20/2025	422,000	425,808
Kroger Co.
2.80%, 08/01/2022	466,000	460,196
Sysco Corp.
3.25%, 07/15/2027	682,000	670,323
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	1,580,000	1,601,626

		3,157,953

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 0.8%
Conagra Brands, Inc.
3.20%, 01/25/2023	$ 574,000	$ 576,094
Danone SA
2.95%, 11/02/2026 (A)	1,951,000	1,857,181
Kraft Heinz Foods Co.
4.88%, 02/15/2025 (A)	405,000	425,874
Smithfield Foods, Inc.
2.65%, 10/03/2021 (A)	884,000	856,827

		3,715,976

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories
3.75%, 11/30/2026	1,224,000	1,236,665
Becton Dickinson and Co.
3.70%, 06/06/2027	861,000	848,253
Mallinckrodt International Finance SA
3.50%, 04/15/2018 (D)	2,135,000	2,129,663
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
4.88%, 04/15/2020 (A)	200,000	194,500
Stryker Corp.
4.63%, 03/15/2046	619,000	683,715

		5,092,796

Health Care Providers & Services - 0.9%
CHS / Community Health Systems, Inc.
6.88%, 02/01/2022 (D)	1,200,000	853,500
7.13%, 07/15/2020 (D)	1,700,000	1,479,000
Express Scripts Holding Co.
4.50%, 02/25/2026	451,000	470,327
Owens & Minor, Inc.
3.88%, 09/15/2021	1,228,000	1,235,134

		4,037,961

Hotels, Restaurants & Leisure - 1.5%
International Game Technology PLC
6.50%, 02/15/2025 (A)	1,542,000	1,715,475
MGM Resorts International
6.00%, 03/15/2023	1,000,000	1,080,000
Scientific Games International, Inc.
7.00%, 01/01/2022 (A)	1,694,000	1,787,170
10.00%, 12/01/2022	500,000	548,125
Viking Cruises, Ltd.
5.88%, 09/15/2027 (A)	1,725,000	1,727,156

		6,857,926

Household Durables - 1.0%
Beazer Homes USA, Inc.
8.75%, 03/15/2022 (D)	650,000	710,125
D.R. Horton, Inc.
4.38%, 09/15/2022	1,214,000	1,264,283
KB Home
7.63%, 05/15/2023	795,000	906,300
Meritage Homes Corp.
4.50%, 03/01/2018	1,675,000	1,675,837

		4,556,545

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2018 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Independent Power & Renewable Electricity Producers - 0.4%
Dynegy, Inc.
7.63%, 11/01/2024 (D)	$ 1,495,000	$ 1,615,198
NRG Energy, Inc.
7.25%, 05/15/2026	320,000	348,512

		1,963,710

Industrial Conglomerates - 0.6%
General Electric Co.
Fixed until 01/21/2021, 5.00% (B), 01/21/2021 (C)	2,839,000	2,874,487

Insurance - 3.5%
Athene Global Funding
3.00%, 07/01/2022 (A)	1,748,000	1,711,461
Athene Holding, Ltd.
4.13%, 01/12/2028	1,412,000	1,393,500
Chubb Corp.
3-Month LIBOR + 2.25%, 3.97% (B), 03/29/2067	2,742,000	2,731,718
CNA Financial Corp.
5.88%, 08/15/2020	2,780,000	2,978,258
Lincoln National Corp.
8.75%, 07/01/2019	192,000	207,968
MetLife Capital Trust IV
7.88%, 12/15/2067 (A)	1,281,000	1,688,518
OneBeacon US Holdings, Inc.
4.60%, 11/09/2022	580,000	589,214
Prudential Financial, Inc.
Fixed until 09/15/2027, 4.50% (B), 09/15/2047 (D)	2,061,000	2,091,915
Sompo Japan Nipponkoa Insurance, Inc.
Fixed until 03/28/2023, 5.33% (B), 03/28/2073 (A)	2,190,000	2,326,875

		15,719,427

IT Services - 0.1%
DXC Technology Co.
4.75%, 04/15/2027	425,000	444,826

Leisure Products - 0.2%
Mattel, Inc.
4.35%, 10/01/2020	960,000	964,800

Media - 2.7%
Cablevision Systems Corp.
7.75%, 04/15/2018	2,375,000	2,400,650
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	1,999,000	2,090,036
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020 (D)	255,000	251,175
7.63%, 03/15/2020	3,505,000	3,478,713
CSC Holdings LLC
10.13%, 01/15/2023 (A)	1,050,000	1,184,531
DISH DBS Corp.
5.88%, 07/15/2022	2,115,000	2,104,425
Univision Communications, Inc.
6.75%, 09/15/2022 (A) (D)	646,000	670,225

		12,179,755

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 0.1%
Anglo American Capital PLC
4.75%, 04/10/2027 (A)	$ 635,000	$ 661,429

Multi-Utilities - 0.8%
Black Hills Corp.
4.25%, 11/30/2023	730,000	755,003
5.88%, 07/15/2020	700,000	748,151
Dominion Energy, Inc.
2.58%, 07/01/2020	1,383,000	1,372,689
2.96% (F), 07/01/2019	805,000	808,887

		3,684,730

Oil, Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corp.
5.55%, 03/15/2026 (D)	1,823,000	2,033,140
Citgo Holding, Inc.
10.75%, 02/15/2020 (A)	1,249,000	1,336,430
CITGO Petroleum Corp.
6.25%, 08/15/2022 (A)	1,085,000	1,089,747
Energy Transfer, LP
2.50%, 06/15/2018	980,000	981,194
EnLink Midstream Partners, LP
4.85%, 07/15/2026	1,000,000	1,038,307
5.05%, 04/01/2045	1,095,000	1,097,141
EQT Corp.
3.00%, 10/01/2022	1,975,000	1,932,669
Exxon Mobil Corp.
3.04%, 03/01/2026	1,160,000	1,154,160
Lukoil International Finance BV
3.42%, 04/24/2018 (A)	1,175,000	1,175,663
ONEOK Partners, LP
4.90%, 03/15/2025	2,825,000	3,014,618
Petrobras Global Finance BV
3.00%, 01/15/2019 (D)	1,630,000	1,637,335
6.13%, 01/17/2022	425,000	453,050
Petroleum Co. of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 (A)	1,209,000	1,293,630
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 (A)	1,445,000	1,534,590
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	1,685,000	1,694,918
6.25%, 03/15/2022	602,000	664,025
YPF SA
8.50%, 07/28/2025 (A) (D)	2,242,000	2,544,670

		24,675,287

Paper & Forest Products - 0.2%
Boise Cascade Co.
5.63%, 09/01/2024 (A)	675,000	705,375

Pharmaceuticals - 0.6%
Actavis, Inc.
3.25%, 10/01/2022	958,000	953,010
Perrigo Finance Unlimited Co.
4.38%, 03/15/2026	498,000	509,160
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	541,000	518,293
Valeant Pharmaceuticals International, Inc.
5.88%, 05/15/2023 (A)	689,000	622,477

		2,602,940

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2018 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Professional Services - 0.3%
Ceridian HCM Holding, Inc.
11.00%, 03/15/2021 (A)	$ 1,351,000	$ 1,400,460

Semiconductors & Semiconductor Equipment - 0.6%
KLA-Tencor Corp.
4.13%, 11/01/2021	1,204,000	1,246,509
QUALCOMM, Inc.
3.25%, 05/20/2027 (D)	1,561,000	1,492,372

		2,738,881

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.
2.85%, 02/23/2023	1,667,000	1,669,299
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (A)	1,520,000	1,662,271
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020	1,493,000	1,517,601
Seagate HDD Cayman
4.88%, 06/01/2027	500,000	491,852
Western Digital Corp.
4.75%, 02/15/2026 (G)	1,835,000	1,857,938
7.38%, 04/01/2023 (A)	2,240,000	2,438,800

		9,637,761

Tobacco - 0.6%
BAT Capital Corp.
3.56%, 08/15/2027 (A)	1,146,000	1,120,260
Reynolds American, Inc.
7.25%, 06/15/2037	340,000	465,080
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	1,020,000	1,095,457

		2,680,797

Trading Companies & Distributors - 0.3%
International Lease Finance Corp.
8.25%, 12/15/2020	1,257,000	1,432,151

Wireless Telecommunication Services - 0.8%
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	680,000	685,440
4.88%, 08/15/2040 (A)	665,000	697,431
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	1,151,000	1,202,795
Sprint Corp.
7.25%, 09/15/2021	1,000,000	1,062,710

		3,648,376

Total Corporate Debt Securities (Cost $249,177,464)		254,892,068

FOREIGN GOVERNMENT OBLIGATIONS - 1.7%
Argentina - 0.5%
Argentina Republic Government International Bond
7.50%, 04/22/2026	2,076,000	2,279,448

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Dominican Republic - 0.5%
Dominican Republic International Bond
5.50%, 01/27/2025 (E)	$ 1,122,000	$ 1,172,490
5.95%, 01/25/2027 (A)	1,122,000	1,204,748

		2,377,238

Indonesia - 0.2%
Indonesia Government International Bond
4.75%, 01/08/2026 (A)	780,000	836,202

Mexico - 0.1%
Mexico Bonos
Series M,
8.50%, 12/13/2018	MXN 5,328,600	288,196

Mongolia - 0.1%
Mongolia Government International Bond
5.63%, 05/01/2023 (A)	$ 470,000	479,403

Oman - 0.2%
Oman Government International Bond
5.63%, 01/17/2028 (A)	1,125,000	1,132,796

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond
2.38%, 10/26/2021 (A)	360,000	349,171

Total Foreign Government Obligations (Cost $7,516,084)		7,742,454

LOAN ASSIGNMENTS - 1.4%
Commercial Services & Supplies - 0.5%
Spin Holdco, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 5.49% (B), 11/14/2022	2,383,431	2,401,307

Containers & Packaging - 0.5%
Coveris Holdings SA
Term Loan B,
3-Month LIBOR + 4.25%, 5.94% (B), 06/29/2022	2,560,000	2,569,600

Food & Staples Retailing - 0.3%
Albertsons LLC
Term Loan B4,
1-Month LIBOR + 2.75%, 4.32% (B), 08/25/2021	311,605	309,614
Term Loan B6,
3-Month LIBOR + 3.00%, 4.46% (B), 06/22/2023	913,952	906,914

		1,216,528

Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp.
Term Loan,
3-Month LIBOR + 7.50%, 8.95% (B), 08/23/2021	411,765	439,559

Total Loan Assignments (Cost $6,559,362)		6,626,994

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2018 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES - 14.7%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A,
4.08%, 03/13/2031 (A)	$ 144,067	$ 144,529
Alternative Loan Trust
Series 2004-3T1, Class A3,
5.00%, 05/25/2034	21,878	21,904
Series 2005-14, Class 2A1,
1-Month LIBOR + 0.21%, 1.77% (B), 05/25/2035	991,208	940,608
Series 2005-14, Class 4A1,
1-Month LIBOR + 0.22%, 1.78% (B), 05/25/2035	1,966,605	1,708,989
Series 2006-OC1, Class 2A3A,
1-Month LIBOR + 0.32%, 1.88% (B), 03/25/2036	2,059,816	1,887,357
American Home Mortgage Assets Trust
Series 2007-2, Class A1,
1-Month LIBOR + 0.13%, 1.69% (B), 03/25/2047	734,840	670,037
Banc of America Funding Trust
Series 2007-3, Class TA2,
1-Month LIBOR + 0.18%, 1.74% (B), 04/25/2037	448,349	365,526
BB-UBS Trust
Series 2012-TFT, Class C,
3.47% (B), 06/05/2030 (A)	2,345,000	2,269,553
BBCMS Mortgage Trust
Series 2017-DELC, Class C,
1-Month LIBOR + 1.20%, 2.76% (B), 08/15/2036 (A)	2,130,000	2,125,594
Series 2017-DELC, Class D,
1-Month LIBOR + 1.70%, 3.26% (B), 08/15/2036 (A)	2,130,000	2,125,592
BCAP LLC Trust
Series 2009-RR14, Class 1A1,
6.00% (B), 05/26/2037 (A)	34,682	34,765
BHMS Mortgage Trust
Series 2014-ATLS, Class CFX,
4.69% (B), 07/05/2033 (A)	2,000,000	1,988,046
BX Trust
Series 2017-APPL, Class C,
1-Month LIBOR + 1.40%, 2.96% (B), 07/15/2034 (A)	1,000,000	1,001,868
Series 2017-SLCT, Class C,
1-Month LIBOR + 1.40%, 2.96% (B), 07/15/2034 (A)	4,310,000	4,320,741
BXP Trust
Series 2017-CQHP, Class D,
1-Month LIBOR + 2.00%, 3.56% (B), 11/15/2034 (A)	1,825,000	1,824,996
CGBAM Commercial Mortgage Trust
Series 2015-SMRT, Class B,
3.21%, 04/10/2028 (A)	2,200,000	2,192,963
CGMS Commercial Mortgage Trust
Series 2017-MDRB, Class B,
1-Month LIBOR + 1.75%, 3.31% (B), 07/15/2030 (A)	2,200,000	2,200,901

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Chicago Skyscraper Trust
Series 2017-SKY, Class C,
1-Month LIBOR + 1.25%, 2.81% (B), 02/15/2030 (A)	$ 1,000,000	$ 1,001,243
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1,
1-Month LIBOR + 0.27%, 1.83% (B), 04/25/2035	316,309	313,922
Series 2006-3, Class 3A1,
1-Month LIBOR + 0.25%, 1.81% (B), 02/25/2036	428,054	407,586
CHT COSMO Mortgage Trust
Series 2017-CSMO, Class D,
1-Month LIBOR + 2.25%, 3.81% (B), 11/15/2036 (A)	2,250,000	2,257,754
Citigroup Mortgage Loan Trust
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	169,451	176,405
Series 2015-A, Class A1,
3.50% (B), 06/25/2058 (A)	348,052	349,471
CLNS Trust
Series 2017-IKPR, Class C,
1-Month LIBOR + 1.10%, 2.65% (B), 06/11/2032 (A)	1,725,000	1,727,691
COMM Mortgage Trust
Series 2014-PAT, Class D,
1-Month LIBOR + 2.15%, 3.70% (B), 08/13/2027 (A)	2,755,000	2,755,434
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class B,
3.80%, 10/05/2030 (A)	1,175,000	1,106,176
CSMC Trust
Series 2014-11R, Class 17A1,
1-Month LIBOR + 0.15%, 1.70% (B), 12/27/2036 (A)	1,179,100	1,121,251
Series 2015-DEAL, Class D,
1-Month LIBOR + 3.10%, 4.66% (B), 04/15/2029 (A)	1,000,000	1,000,000
Series 2017-HD. Class C,
1-Month LIBOR + 1.70%, 3.26% (B), 02/15/2031 (A)	725,000	725,910
GP Portfolio Trust
Series 2014-GPP, Class D,
1-Month LIBOR + 3.00%, 4.56% (B), 02/15/2027 (A)	650,000	651,430
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (B), 04/10/2031 (A)	2,000,000	1,946,189
GSR Mortgage Loan Trust
Series 2007-OA1, Class 2A1,
1-Month LIBOR + 0.13%, 1.68% (B), 05/25/2037	262,579	171,089
Impac CMB Trust
Series 2007-A, Class A,
1-Month LIBOR + 0.50%, 2.06% (B), 05/25/2037 (A)	339,368	332,530

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2018 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.52% (B), 08/25/2037	$ 1,052,728	$ 913,975
InTown Hotel Portfolio Trust
Series 2018-STAY, Class C,
1-Month LIBOR + 1.25%, 2.81% (B), 01/15/2033 (A) (G)	2,835,000	2,837,028
Jefferies Resecuritization Trust
Series 2009-R7, Class 1A1,
3.40% (B), 02/26/2036 (A)	296,060	295,898
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LD11, Class AM,
6.04% (B), 06/15/2049	869,289	881,579
Series 2014-DSTY, Class C,
3.80% (B), 06/10/2027 (A)	2,000,000	1,971,026
Merrill Lynch Mortgage Investors Trust
Series 2006-A1, Class 1A1,
4.40% (B), 03/25/2036	1,708,726	1,427,686
Morgan Stanley Re-REMIC Trust
Series 2010-R4, Class 3A,
5.50%, 08/26/2047 (A)	17,036	16,978
Morgan Stanley Resecuritization Trust
Series 2014-R4, Class 4A,
3.54% (B), 11/21/2035 (A)	1,764,377	1,781,833
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 2.96% (B), 08/15/2034 (A)	1,089,888	1,091,921
New Residential Mortgage Loan Trust
Series 2017-1A, Class A1,
4.00% (B), 02/25/2057 (A)	794,346	811,285
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	1,872,349	1,909,295
RALI Trust
Series 2006-QO1, Class 3A1,
1-Month LIBOR + 0.27%, 1.83% (B), 02/25/2046	4,698,325	3,161,595
Series 2006-QO2, Class A1,
1-Month LIBOR + 0.22%, 1.78% (B), 02/25/2046	112,610	49,676
Series 2007-QH5, Class AI1,
1-Month LIBOR + 0.21%, 1.77% (B), 06/25/2037	335,448	296,145
Residential Asset Securitization Trust
Series 2004-A4, Class A11,
5.50%, 08/25/2034	2,319,281	2,394,429
SCG Trust
Series 2013-SRP1, Class AJ,
1-Month LIBOR + 1.95%, 3.51% (B), 11/15/2026 (A)	900,000	897,351
Stonemont Portfolio Trust
Series 2017-MONT, Class C,
1-Month LIBOR + 1.25%, 2.81% (B), 08/20/2030 (A)	1,000,000	1,001,821
Tharaldson Hotel Portfolio Trust
Series 2018-THL, Class C,
1-Month LIBOR + 1.35%, 2.90% (B), 11/11/2034 (A) (G)	1,735,000	1,737,189
VSD LLC
3.60%, 12/25/2043 (A)	408,284	408,062

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class C,
1-Month LIBOR + 2.50%, 4.06% (B), 06/15/2029 (A)	$ 1,060,000	$ 1,062,689
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-L, Class 1A2,
3.59% (B), 11/25/2033	90,591	91,653

Total Mortgage-Backed Securities (Cost $65,286,027)		66,907,164

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.2%
California - 1.2%
State of California, General Obligation Unlimited
7.30%, 10/01/2039	400,000	593,548
7.95%, 03/01/2036	4,345,000	4,825,731

Total Municipal Government Obligations (Cost $5,156,182)		5,419,279

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.5%
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 08/01/2035	1,184,379	242,847
Federal National Mortgage Association
4.00%, TBA (G)	10,692,000	11,044,084

Total U.S. Government Agency Obligations (Cost $12,407,448)		11,286,931

U.S. GOVERNMENT OBLIGATIONS - 6.8%
U.S. Treasury - 5.4%
U.S. Treasury Bond
6.25%, 05/15/2030	3,781,000	5,162,542
U.S. Treasury Note
1.50%, 08/15/2026	7,184,000	6,518,077
1.63%, 02/15/2026	4,711,000	4,343,689
2.00%, 08/15/2025 - 11/15/2026	6,145,700	5,832,156
2.25%, 11/15/2027	2,688,800	2,580,513

		24,436,977

U.S. Treasury Inflation-Protected Securities - 1.4%
U.S. Treasury Inflation-Indexed Bond 2.50%, 01/15/2029	5,257,481	6,284,183

Total U.S. Government Obligations (Cost $31,058,794)		30,721,160

	Shares	Value
COMMON STOCK - 0.1%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	7,000	378,490

Total Common Stock (Cost $219,221)		378,490

CONVERTIBLE PREFERRED STOCK - 0.2%
Pharmaceuticals - 0.2%
Allergan PLC,
Series A, 5.50%	1,369	886,701

Total Convertible Preferred Stock (Cost $1,369,007)		886,701

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2018 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Shares	Value
PREFERRED STOCKS - 1.5%
Banks - 0.6%
CoBank ACB,
Series F, Fixed until 10/01/2022, 6.25% (A) (B)	14,300	$ 1,519,375
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 7.20% (B)	44,000	1,144,880

		2,664,255

Diversified Telecommunication Services - 0.9%
Centaur Funding Corp.,
Series B, 9.08% (A)	3,533	4,043,551

Total Preferred Stocks (Cost $6,800,725)		6,707,806

WARRANT - 0.2%
Banks - 0.2%
Wells Fargo & Co. (H)
Exercise Price $34
Expiration Date 10/28/2018	25,210	812,770

Total Warrant (Cost $194,117)		812,770

	Principal	Value
COMMERCIAL PAPER - 0.5%
Banks - 0.1%
Swedbank AB
1.75% (I), 04/20/2018	$ 250,000	249,069

Capital Markets - 0.1%
Cedar Spring Capital Co.
1.70% (I), 03/14/2018	450,000	449,144

Diversified Financial Services - 0.1%
Gotham Funding Corp.
1.63% (I), 03/08/2018	675,000	673,950

Software - 0.2%
Manhattan Asset Funding Co. LLC
1.66% (I), 03/12/2018	1,000,000	998,234

Total Commercial Paper (Cost $2,370,397)		2,370,397

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.0%
U.S. Treasury Bill
1.38% (I), 03/22/2018	250,000	249,539
1.40% (I), 04/05/2018	8,750,000	8,728,945

Total Short-Term U.S. Government Obligations (Cost $8,978,484)		8,978,484

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (I)	21,456,652	$ 21,456,652

Total Securities Lending Collateral (Cost $21,456,652)		21,456,652

	Principal	Value
REPURCHASE AGREEMENT - 2.1%
Fixed Income Clearing Corp., 0.54% (I), dated 01/31/2018, to be repurchased at $9,666,624 on 02/01/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2021, and with a value of $9,862,919.	$ 9,666,479	9,666,479

Total Repurchase Agreement (Cost $9,666,479)		9,666,479

Total Investments (Cost $477,777,576)		487,042,668
Net Other Assets (Liabilities) - (7.2)%		(32,669,028)

Net Assets - 100.0%		$ 454,373,640

The notes are an integral part of this report. Transamerica Funds	Page 9	January 31, 2018 Form N-Q

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$52,188,839	$—	$52,188,839
Corporate Debt Securities	—	254,892,068	—	254,892,068
Foreign Government Obligations	—	7,742,454	—	7,742,454
Loan Assignments	—	6,626,994	—	6,626,994
Mortgage-Backed Securities	—	66,907,164	—	66,907,164
Municipal Government Obligations	—	5,419,279	—	5,419,279
U.S. Government Agency Obligations	—	11,286,931	—	11,286,931
U.S. Government Obligations	—	30,721,160	—	30,721,160
Common Stock	378,490	—	—	378,490
Convertible Preferred Stock	886,701	—	—	886,701
Preferred Stocks	6,707,806	—	—	6,707,806
Warrant	812,770	—	—	812,770
Commercial Paper	—	2,370,397	—	2,370,397
Short-Term U.S. Government Obligations	—	8,978,484	—	8,978,484
Securities Lending Collateral	21,456,652	—	—	21,456,652
Repurchase Agreement	—	9,666,479	—	9,666,479

Total Investments	$30,242,419	$456,800,249	$—	$487,042,668

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the total value of 144A securities is $188,005,822, representing 41.4% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $21,012,798. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2018, the total value of Regulation S securities is $2,310,599, representing 0.5% of the Fund’s net assets.
(F)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of January 31, 2018; the maturity date disclosed is the ultimate maturity date.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Non-income producing security.
(I)	Rates disclosed reflect the yields at January 31, 2018.
(J)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

CURRENCY ABBREVIATION:

MXN	Mexican Peso

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 10	January 31, 2018 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 8.7%
Building Products - 0.3%
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 01/01/2024 (A)	$ 1,800,000	$ 1,944,000

Consumer Finance - 0.6%
Altice US Finance I Corp.
5.38%, 07/15/2023 (A)	1,250,000	1,279,688
Springleaf Finance Corp.
5.25%, 12/15/2019	2,500,000	2,575,000

		3,854,688

Containers & Packaging - 0.9%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.25%, 09/15/2022 (A)	700,000	704,039
BWAY Holding Co.
5.50%, 04/15/2024 (A)	3,000,000	3,108,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
3-Month LIBOR + 3.50%, 5.22% (B), 07/15/2021 (A)	1,000,000	1,017,500
5.75%, 10/15/2020	969,108	986,067

		5,816,356

Food & Staples Retailing - 0.2%
Rite Aid Corp.
6.13%, 04/01/2023 (A) (C)	1,250,000	1,165,625

Health Care Providers & Services - 1.7%
Aveta, Inc.
7.00%, 04/01/2019 (C) (D) (E) (F)	1,700,000	0
CHS / Community Health Systems, Inc.
5.13%, 08/01/2021 (C)	1,000,000	932,500
6.25%, 03/31/2023	2,000,000	1,850,000
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 05/01/2023 (A)	4,180,000	4,389,000
Tenet Healthcare Corp.
4.63%, 07/15/2024 (A)	2,650,000	2,603,625
4.75%, 06/01/2020	2,000,000	2,040,000

		11,815,125

Hotels, Restaurants & Leisure - 0.3%
Scientific Games International, Inc.
5.00%, 10/15/2025 (A)	1,675,000	1,677,094
7.00%, 01/01/2022 (A)	500,000	527,500

		2,204,594

Machinery - 0.7%
RBS Global, Inc. / Rexnord LLC
4.88%, 12/15/2025 (A)	285,000	288,563
Xerium Technologies, Inc.
9.50%, 08/15/2021	4,500,000	4,573,125

		4,861,688

Media - 1.5%
Cablevision Systems Corp.
7.75%, 04/15/2018	1,500,000	1,516,200

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	$ 1,000,000	$ 1,027,235
CSC Holdings LLC
6.63%, 10/15/2025 (A)	2,000,000	2,140,000
6.75%, 11/15/2021	500,000	536,250
DISH DBS Corp.
6.75%, 06/01/2021	2,000,000	2,095,000
Univision Communications, Inc.
6.75%, 09/15/2022 (A) (C)	291,000	301,912
WMG Acquisition Corp.
5.00%, 08/01/2023 (A)	1,400,000	1,435,000
5.63%, 04/15/2022 (A)	1,000,000	1,027,500

		10,079,097

Oil, Gas & Consumable Fuels - 0.3%
CITGO Petroleum Corp.
6.25%, 08/15/2022 (A)	1,896,000	1,904,295

Paper & Forest Products - 0.3%
Norbord, Inc.
6.25%, 04/15/2023 (A)	2,000,000	2,170,000

Pharmaceuticals - 1.0%
Valeant Pharmaceuticals International, Inc.
5.50%, 11/01/2025 (A)	1,750,000	1,763,125
6.50%, 03/15/2022 (A)	2,000,000	2,095,600
7.00%, 03/15/2024 (A)	3,100,000	3,296,664

		7,155,389

Real Estate Management & Development - 0.8%
Realogy Group LLC / Realogy Co-Issuer Corp.
5.25%, 12/01/2021 (A)	5,000,000	5,143,750

Software - 0.1%
Infor US, Inc.
5.75%, 08/15/2020 (A)	500,000	513,225

Total Corporate Debt Securities (Cost $58,351,126)		58,627,832

LOAN ASSIGNMENTS - 81.9%
Aerospace & Defense - 0.5%
Avolon TLB Borrower SARL
Term Loan B2,
1-Month LIBOR + 2.25%, 3.81% (B), 04/03/2022	820,875	819,409
TransDigm, Inc.
Term Loan G,
3-Month LIBOR + 3.00%, 4.67% (B), 08/22/2024	2,487,500	2,507,882

		3,327,291

Airlines - 0.5%
American Airlines, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.00%, 3.56% (B), 10/12/2021	989,796	992,765
Term Loan,
1-Month LIBOR + 2.00%, 3.56% (B), 12/14/2023	990,000	992,970

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Airlines (continued)
American Airlines, Inc. (continued)
Term Loan B,
1-Month LIBOR + 2.00%, 3.57% (B), 06/26/2020	$ 1,000,000	$ 1,003,375
United Airlines, Inc.
Term Loan,
3-Month LIBOR + 2.00%, 3.77% (B), 04/01/2024	645,125	647,867

		3,636,977

Auto Components - 0.4%
Jason, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.50%, 6.19% (B), 06/30/2021	2,572,734	2,516,456
K&N Engineering, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.75%, 6.32% (B), 10/19/2023	495,000	487,575

		3,004,031

Automobiles - 0.1%
FCA US LLC
Term Loan B,
1-Month LIBOR + 2.00%, 3.57% (B), 12/31/2018	1,000,000	1,002,500

Banks - 0.1%
Clipper Acquisitions Corp.
Term Loan B,
2-Month LIBOR + 2.00%, 3.62% (B), 12/26/2024	450,000	450,562

Beverages - 0.2%
Blue Ribbon LLC
Term Loan,
3-Month LIBOR + 4.00%, 5.69% (B), 11/13/2021	1,502,914	1,500,409

Building Products - 1.4%
Anvil International LLC
Term Loan B,
2-Month LIBOR + 4.50%, 6.13% (B), 08/01/2024	2,119,688	2,130,286
Builders FirstSource, Inc.
Term Loan B,
3-Month LIBOR + 3.00%, 4.69% (B), 02/29/2024	1,984,862	1,994,289

	Principal	Value
LOAN ASSIGNMENTS (continued)
Building Products (continued)
Ply Gem Industries, Inc.
Term Loan,
3-Month LIBOR + 3.00%, 4.69% (B), 02/01/2021	$ 1,298,513	$ 1,306,629
Quikrete Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.32% (B), 11/15/2023	3,841,334	3,860,541

		9,291,745

Capital Markets - 1.7%
Duff & Phelps Corp.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 4.94% (B), 10/14/2024	1,600,000	1,600,000
Term Loan B,
TBD, 3-Month LIBOR + 3.25%, , 11/29/2024 (G) (H)	1,500,000	1,515,000
FinCo I LLC
Term Loan B,
1-Month LIBOR + 2.75%, 4.32% (B), 12/27/2022	1,994,321	2,017,589
Guggenheim Partners LLC
Term Loan,
1-Month LIBOR + 2.75%, 4.32% (B), 07/21/2023	2,068,472	2,079,332
Kingpin Intermediate Holdings LLC
1st Lien Term Loan B,
3-Month LIBOR + 4.25%, 5.73% (B), 06/28/2024	2,488,747	2,519,856
RPI Finance Trust
Term Loan B6,
3-Month LIBOR + 2.00%, 3.69% (B), 03/27/2023	491,970	495,181
SIG Combibloc US Acquisition, Inc.
Term Loan,
1-Month LIBOR + 3.00%, 4.57% (B), 03/13/2022	1,148,359	1,156,254

		11,383,212

Chemicals - 1.4%
Ashland, Inc.
Term Loan B,
1-Month LIBOR + 2.00%, 3.57% (B), 05/24/2024	1,492,500	1,506,025
DuBois Chemicals, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 3.75%, 5.32% (B), 03/15/2024	2,177,667	2,185,833
Encapsys LLC
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 4.82% (B), 11/07/2024 (G) (H)	1,810,000	1,824,706

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Chemicals (continued)
Minerals Technologies, Inc.
Term Loan,
4.75% (B), 05/09/2021	$ 2,100,000	$ 2,117,062
Term Loan B,
1-Month LIBOR + 2.25%, 3.85% (B), 02/14/2024	115,707	116,647
Trinseo Materials Operating SCA
Term Loan,
1-Month LIBOR + 2.50%, 4.07% (B), 09/06/2024	598,500	603,887
Venator Materials Corp.
Term Loan B,
1-Month LIBOR + 3.00%, 4.57% (B), 08/08/2024	1,246,875	1,251,551

		9,605,711

Commercial Services & Supplies - 4.4%
Advanced Disposal Services, Inc.
Term Loan B3,
1-Week LIBOR + 2.25%, 3.72% (B), 11/10/2023	564,422	567,950
Aramark Services, Inc.
Term Loan B,
1-Month LIBOR + 2.00%, 3.57% (B), 03/28/2024	403,036	405,555
Aramark Services, Inc., 2017 Term Loan B1
Term Loan B1,
1-Month LIBOR + 2.00%, 3.57% (B), 03/11/2025	500,000	503,750
Asurion LLC
Term Loan B4,
1-Month LIBOR + 2.75%, 4.32% (B), 08/04/2022	710,935	716,444
Term Loan B5,
1-Month LIBOR + 3.00%, 4.57% (B), 11/03/2023	1,618,148	1,629,417
EWT Holdings III Corp.
Term Loan,
3-Month LIBOR + 3.00%, 4.69% (B), 12/20/2024	2,304,413	2,327,457
Garda World Security Corp.
Term Loan,
3-Month LIBOR + 3.50%, 4.97% (B), 05/24/2024	3,156,427	3,155,332
GFL Environmental, Inc.
Term Loan B,
3-Month LIBOR + 2.75%, 4.44% (B), 09/29/2023	1,938,298	1,945,567
Multi-Color Corp.
Term Loan B,
1-Month LIBOR + 2.25%, 3.82% (B), 10/31/2024	425,000	427,125

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.32% (B), 05/02/2022	$ 3,970,050	$ 4,002,581
Spectrum Plastics Group, Inc.
1st Lien Term Loan,
TBD, 01/17/2025 (G) (H)	500,000	503,750
Spin Holdco, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 5.49% (B), 11/14/2022	4,454,923	4,488,335
Technimark LLC
Term Loan,
3-Month LIBOR + 3.50%, 4.94% (B), 04/25/2021	600,000	597,000
TruGreen, LP
Term Loan,
3-Month LIBOR + 4.00%, 5.54% (B), 04/13/2023	2,962,575	2,973,685
U.S. Security Associates Holdings, Inc.
Term Loan,
3-Month LIBOR + 4.00%, 5.69% (B), 07/14/2023	493,769	498,706
W/S Packaging Group, Inc.
Term Loan B,
1-Month LIBOR + 5.00%, 6.57% (B), 08/09/2019	4,166,909	3,922,103
Wrangler Buyer Corp.
Term Loan B,
1-Month LIBOR + 3.00%, 4.57% (B), 09/27/2024	1,000,000	1,007,083

		29,671,840

Communications Equipment - 0.3%
Securus Technologies Holdings, Inc.
1st Lien Term Loan,
2-Month LIBOR + 4.50%, 6.12% (B), 11/01/2024	2,000,000	2,021,876

Construction & Engineering - 1.3%
Aquilex Holdings LLC
1st Lien Term Loan,
1-Month LIBOR + 4.25%, 5.81% (B), 10/03/2024	1,000,000	1,001,250
Clark Equipment Co.
Term Loan B,
3-Month LIBOR + 2.50%, 4.19% (B), 05/18/2024	2,295,376	2,314,887
Granite Acquisition, Inc.
Term Loan B,
3-Month LIBOR + 3.50%, 5.19% (B), 12/19/2021	3,314,363	3,352,243

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2018 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Construction & Engineering (continued)
Granite Acquisition, Inc. (continued)
Term Loan C,
3-Month LIBOR + 3.50%, 5.19% (B), 12/19/2021	$ 120,590	$ 121,968
Pike Corp.
Term Loan,
1-Month LIBOR + 3.50%, 5.08% (B), 09/20/2024	896,503	907,989
Robertshaw US Holding Corp.
1st Lien Term Loan,
1-month LIBOR + 4.50%, 6.13% (B), 08/10/2024	997,500	1,001,241

		8,699,578

Construction Materials - 0.5%
Forterra Finance LLC
Term Loan B,
1-Month LIBOR + 3.00%, 4.57% (B), 10/25/2023	3,718,059	3,526,728

Consumer Finance - 0.2%
Altice US Finance I Corp.
Term Loan,
1-Month LIBOR + 2.25%, 3.82% (B), 07/28/2025	995,000	992,719
Nielsen Finance LLC
Term Loan B4,
1-Month LIBOR + 2.00%, 3.55% (B), 10/04/2023	493,769	496,485

		1,489,204

Containers & Packaging - 5.7%
Anchor Glass Container Corp.
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.31% (B), 12/07/2023	2,970,075	2,983,687
2nd Lien Term Loan,
1-Month LIBOR + 7.75%, 9.30% (B), 12/07/2024 (G) (H)	3,335,000	3,351,675
Berry Plastics Group, Inc.
Term Loan M,
1-Month LIBOR + 2.25%, 3.82% (B), 10/01/2022	1,130,930	1,138,470
Term Loan N,
1-Month LIBOR + 2.25%, 3.80% (B), 01/19/2024	1,283,409	1,290,896
Term Loan P,
1-Month LIBOR + 2.00%, 3.55% (B), 01/06/2021	250,000	251,354
Consolidated Container Co. LLC
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.07% (B), 05/22/2024	1,496,250	1,502,485

	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Coveris Holdings SA
Term Loan B,
3-Month LIBOR + 4.25%, 5.94% (B), 06/29/2022	$ 4,407,243	$ 4,423,770
Expera Specialty Solutions LLC
Term Loan B,
1-Month LIBOR + 4.25%, 5.82% (B), 11/03/2023	2,962,500	2,999,531
Flex Acquisition Co., Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.00%, 4.69% (B), 12/29/2023	4,465,006	4,492,913
Packaging Coordinators Midco, Inc.
1st Lien Term Loan,
2-Month LIBOR + 4.00%, 5.78% (B), 06/30/2023	2,607,781	2,620,820
Plastipak Holdings, Inc.
Term Loan B,
3-Month LIBOR + 2.75%, 4.45% (B), 10/14/2024	1,596,000	1,611,960
Printpack Holdings, Inc.
Term Loan,
1-Month LIBOR + 3.00%, 4.63% (B), 07/26/2023	2,756,460	2,780,579
Proampac PG Borrower LLC
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.03% (B), 11/18/2023	1,659,367	1,677,342
2nd Lien Term Loan,
3-Month LIBOR + 8.50%, 9.94% (B), 11/18/2024	1,000,000	1,010,000
Reynolds Group Holdings, Inc.
Term Loan,
1-Month LIBOR + 2.75%, 4.32% (B), 02/05/2023	4,261,226	4,290,228
Tekni-Plex, Inc.
Term Loan B1,
1-Month LIBOR + 3.25%, 4.82% (B), 10/17/2024	1,250,000	1,257,291
TricorBraun Holdings, Inc.
1st Lien Delayed Draw Term Loan,
3-Month LIBOR + 2.75%, 5.39% (B), 11/30/2023	79,347	79,709
1st Lien Term Loan,
3-Month LIBOR + 3.75%, 5.44% (B), 11/30/2023	787,500	791,093

		38,553,803

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2018 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Distributors - 0.7%
Autoparts Holdings, Ltd.
1st Lien Term Loan,
1-Month LIBOR + 6.75%, 8.32% (B), 12/19/2021	$ 3,562,500	$ 3,598,125
PFS Holding Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.08% (B), 01/31/2021	1,177,975	824,582

		4,422,707

Diversified Consumer Services - 1.5%
Pre-Paid Legal Services, Inc.
1st Lien Term Loan,
1-Month LIBOR + 5.25%, 6.82% (B), 07/01/2019	3,156,433	3,156,433
USS Ultimate Holdings, Inc.
1st Lien Term Loan,
TBD, 08/25/2024 (G) (H)	2,000,000	2,023,750
William Morris Endeavor Entertainment LLC
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 4.83% (B), 05/06/2021	3,473,446	3,493,706
2nd Lien Term Loan,
1-Month LIBOR + 7.25%, 8.82% (B), 05/06/2022 (G) (H)	1,166,667	1,171,771

		9,845,660

Diversified Financial Services - 1.3%
Duke Finance LLC
Term Loan,
3-month LIBOR + 4.25%, 5.94% (B), 02/21/2024	1,995,000	1,997,494
NAB Holdings LLC
Term Loan,
4.69% (B), 07/01/2024	1,990,000	1,992,487
NBG Acquisition, Inc.
Term Loan,
3-Month LIBOR + 5.50%, 7.19% (B), 04/26/2024	1,341,563	1,354,978
Russell Investments
Term Loan B,
3-Month LIBOR + 4.25%, 5.94% (B), 06/01/2023	2,838,724	2,866,226
WG Partners Acquisition LLC
Term Loan B,
3-Month LIBOR + 3.50%, 5.19% (B), 11/15/2023	377,000	379,356

		8,590,541

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Telecommunication Services - 2.4%
CenturyLink, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.32% (B), 01/31/2025	$ 3,000,000	$ 2,951,874
Frontier Communications Corp.
Delayed Draw Term Loan A,
1-Month LIBOR + 2.75%, 4.33% (B), 03/31/2021	2,345,821	2,322,363
Global Tel*Link Corp.
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 5.69% (B), 05/23/2020	3,933,230	3,967,646
Hargray Communications Group, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 4.57% (B), 05/16/2024	2,985,000	2,997,438
Intelsat Jackson Holdings S.A.
Term Loan B5,
6.63%, 01/14/2024	1,110,000	1,113,121
Virgin Media Bristol LLC
Term Loan,
1-Month LIBOR + 2.50%, 4.06% (B), 01/15/2026	1,000,000	1,005,179
Windstream Services LLC
Term Loan B6,
3-Month LIBOR + 4.00%, 5.56% (B), 03/29/2021	1,883,792	1,764,486

		16,122,107

Electrical Equipment - 1.9%
Atkore International, Inc.
1st Lien Term Loan,
3-Month LIBOR + 2.75%, 4.70% (B), 12/22/2023 (G) (H)	2,585,631	2,598,022
Generac Power Systems, Inc.
1st Lien Term Loan B,
3-Month LIBOR + 2.00%, 3.69% (B), 05/31/2023	500,000	501,562
Global Appliance, Inc.
Term Loan B,
1-Month LIBOR + 4.00%, 5.57% (B), 09/29/2024	2,992,500	3,052,350
Power Products LLC
Term Loan B,
3-Month LIBOR + 4.00%, 5.74% (B), 12/20/2022	1,988,482	2,018,310

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2018 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Electrical Equipment (continued)
Trojan Battery Co. LLC
Term Loan,
3-Month LIBOR + 4.75%, 6.32% (B), 06/11/2021	$ 2,963,398	$ 2,955,990
VC GB Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 4.82% (B), 02/28/2024	1,687,587	1,702,353

		12,828,587

Electronic Equipment, Instruments & Components - 2.2%
American Traffic Solutions, Inc.
1st Lien Term Loan,
2-Month LIBOR + 4.50%, 6.12% (B), 05/24/2024	2,487,500	2,499,938
Badger Buyer Corp.
Term Loan B,
3-Month LIBOR + 4.00%, 5.69% (B), 09/26/2024 (G) (H)	2,481,625	2,506,441
Electro Rent Corp.
1st Lien Term Loan,
2-Month LIBOR + 5.00%, 6.62% (B), 01/31/2024	2,376,000	2,393,820
Meter Readings Holding LLC
Term Loan B,
3-Month LIBOR + 5.75%, 7.23% (B), 08/29/2023	3,954,962	3,954,962
Radio Systems Corp.
Term Loan B,
1-Month LIBOR + 3.50%, 5.07% (B), 05/02/2024	2,985,000	2,996,194
Zebra Technologies Corp.
Term Loan B,
3-Month LIBOR + 2.00%, 3.75% (B), 10/27/2021	547,228	550,101

		14,901,456

Energy Equipment & Services - 0.4%
Paragon Offshore Finance Co.
Term Loan B,
TBD, 07/18/2021 (D) (F) (G) (H)	3,916,263	1,554,757
Weatherford International, Ltd.
Term Loan,
1-Month LIBOR + 2.30%, 3.88% (B), 07/13/2020	1,323,529	1,303,676

		2,858,433

Equity Real Estate Investment Trusts - 0.4%
Communications Sales & Leasing, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 4.57% (B), 10/24/2022	975,181	937,393

	Principal	Value
LOAN ASSIGNMENTS (continued)
Equity Real Estate Investment Trusts (continued)
iStar, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 4.56% (B), 10/01/2021	$ 750,596	$ 758,102
MGM Growth Properties Operating Partnership, LP
Term Loan B,
1-Month LIBOR + 2.25%, 3.82% (B), 04/25/2023	496,212	499,668
VICI Properties 1 LLC
Term Loan B,
1-Month LIBOR + 2.25%, 3.81% (B), 12/20/2024	750,000	755,416

		2,950,579

Food & Staples Retailing - 1.7%
Albertsons LLC
Term Loan B4,
TBD, 1-Month LIBOR + 2.75%, , 08/25/2021 (G) (H)	400,000	397,444
Term Loan B6,
3-Month LIBOR + 3.00%, 4.46% (B), 06/22/2023	2,715,538	2,694,628
BJ’s Wholesale Club, Inc.
1st Lien Term Loan,
2-Month LIBOR + 3.50%, 4.95% (B), 02/03/2024 (G) (H)	1,944,000	1,942,011
Chef’s Warehouse Leasing Co. LLC
1st Lien Term Loan,
1-Month LIBOR + 4.00%, 5.57% (B), 06/22/2022	2,124,280	2,134,902
Give & Go Prepared Foods Corp.
1st Lien Term Loan,
3-Month LIBOR + 4.25%, 5.70% (B), 07/29/2023	2,493,750	2,521,805
Hostess Brands LLC
Term Loan,
1-Month LIBOR + 2.25%, 3.82% (B), 08/03/2022	2,000,000	2,013,334

		11,704,124

Food Products - 2.6%
CSM Bakery Solutions LLC
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 5.70% (B), 07/03/2020	3,096,312	3,067,284
Del Monte Foods, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 4.70% (B), 02/18/2021	1,977,648	1,664,521
Dole Food Co., Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.32% (B), 04/06/2024	3,209,375	3,219,119

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2018 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Food Products (continued)
Hearthside Group Holdings LLC
Term Loan,
1-Month LIBOR + 3.00%, 4.57% (B), 06/02/2021	$ 1,954,744	$ 1,968,183
Nomad Foods Europe Midco Ltd.
Delayed Draw Term Loan B6,
TBD, 1-Month LIBOR + 2.25%, , 05/15/2024 (G) (H)	81,782	82,089
Term Loan B4,
1-Month LIBOR + 2.25%, 3.81% (B), 05/15/2024	918,218	921,661
Post Holdings, Inc.
Series A, Term Loan,
1-Month LIBOR + 2.25%, 3.83% (B), 05/24/2024	3,482,500	3,499,369
Shearer’s Foods, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.94%, 5.63% (B), 06/30/2021	1,463,654	1,470,057
Term Loan,
3-Month LIBOR + 4.25%, 5.94% (B), 06/30/2021	1,682,828	1,684,932

		17,577,215

Health Care Equipment & Supplies - 2.8%
Carestream Dental Equiment, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 4.94% (B), 09/01/2024 (G) (H)	1,348,625	1,349,187
CPI Holdco LLC
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 5.19% (B), 03/21/2024	2,927,880	2,953,499
DJO Finance LLC
Term Loan,
3-Month LIBOR + 3.25%, 4.88% (B), 06/08/2020	3,174,921	3,138,213
Halyard Health, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.32% (B), 11/01/2021	2,852,564	2,868,016
Mallinckrodt International Finance SA
Term Loan B,
3-Month LIBOR + 2.75%, 4.44% (B), 09/24/2024	1,666,734	1,662,047
Onex Carestream Finance, LP
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 5.69% (B), 06/07/2019 (G) (H)	2,305,439	2,312,932
2nd Lien Term Loan,
TBD, 3-Month LIBOR + 4.00%, , 12/07/2019 (G) (H)	1,000,000	988,333

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Equipment & Supplies (continued)
YI LLC
1st Lien Delayed Draw Term Loan,
2-Month LIBOR + 3.00%, 2.05% (B), 11/07/2024	$ 299,445	$ 299,445
1st Lien Term Loan,
1-Week LIBOR + 4.00%, 5.69% (B), 11/07/2024	3,300,000	3,300,000

		18,871,672

Health Care Providers & Services - 3.7%
Community Health Systems, Inc.
Term Loan G,
3-Month LIBOR + 2.75%, 4.23% (B), 12/31/2019	1,658,492	1,636,932
Term Loan H,
3-Month LIBOR + 3.00%, 4.48% (B), 01/27/2021	1,455,143	1,426,040
DuPage Medical Group, Ltd.
1st Lien Term Loan,
3-Month LIBOR + 3.00%, 4.42% (B), 08/15/2024	1,546,125	1,557,721
Envision Healthcare Corp.
Term Loan B,
1-Month LIBOR + 3.00%, 4.58% (B), 12/01/2023	990,000	993,094
Explorer Holdings, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 5.52% (B), 05/02/2023	1,392,929	1,405,117
HCA, Inc.
Term Loan B9,
1-Month LIBOR + 2.00%, 3.57% (B), 03/17/2023	1,871,607	1,884,182
Heartland Dental LLC
1st Lien Term Loan,
3-Month LIBOR + 4.75%, 6.45% (B), 07/13/2023	1,546,125	1,571,249
Ortho-Clinical Diagnostics SA
Term Loan B,
3-Month LIBOR + 3.75%, 5.44% (B), 06/30/2021	3,652,699	3,677,052
PharMerica Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.06% (B), 12/06/2024	505,000	509,208
Quorum Health Corp.
Term Loan B,
1-Month LIBOR + 6.75%, 8.32% (B), 04/29/2022 (G) (H)	2,989,166	3,048,017
RadNet, Inc.
Term Loan,
3-Month LIBOR + 3.75%, 5.49% (B), 06/30/2023	1,880,934	1,904,445

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2018 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
Surgery Center Holdings, Inc.
Term Loan B,
1-month LIBOR + 3.25%, 4.83% (B), 09/02/2024	$ 3,491,250	$ 3,457,427
Team Health Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.32% (B), 02/06/2024	1,885,750	1,827,999
Valitas Health Services, Inc.
2nd Lien Term Loan,
3-Month LIBOR + 3.27%, 4.13% (B), 04/14/2022	259,492	116,771

		25,015,254

Health Care Technology - 0.3%
Change Healthcare Holdings, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.32% (B), 03/01/2024	1,985,000	1,995,544

Hotels, Restaurants & Leisure - 5.4%
1011778 B.C. Unlimited Liability Co.
Term Loan B3,
1-Month LIBOR + 2.25%, 3.87% (B), 02/16/2024	1,082,398	1,087,540
Affinity Gaming LLC
2nd Lien Term Loan,
3-Month LIBOR + 8.25%, 9.73% (B), 09/14/2024	1,550,000	1,559,687
Term Loan,
3-Month LIBOR + 3.50%, 5.19% (B), 07/01/2023	1,925,131	1,936,360
Aristicrat Leisure, Ltd.
Term Loan,
3-Month LIBOR + 2.00%, 3.74% (B), 10/19/2024	500,000	503,281
Aristocrat Leisure, Ltd.
Term Loan B,
3-Month LIBOR + 2.00%, 3.74% (B), 10/20/2021	1,144,073	1,154,084
Boyd Gaming Corp.
Term Loan B3,
1-Week LIBOR + 2.50%, 3.97% (B), 09/15/2023	461,390	464,274
Caesars Resort Collection LLC
1st Lien Term Loan B,
1-Month LIBOR + 2.75%, 4.32% (B), 12/22/2024	3,000,000	3,034,374
ClubCorp Club Operations, Inc.
Term Loan,
3-Month LIBOR + 3.25%, 4.94% (B), 09/18/2024	1,958,536	1,971,083

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
Eldorado Resorts LLC
Term Loan B,
1-Month LIBOR + 2.25%, 3.84% (B), 04/17/2024	$ 1,913,500	$ 1,913,500
Hilton Worldwide Finance LLC
Term Loan B2,
1-Month LIBOR + 2.00%, 3.56% (B), 10/25/2023	1,632,037	1,643,870
MGM Resorts International
Term Loan A,
1-Month LIBOR + 2.25%, 3.82% (B), 04/25/2021	475,000	475,394
Mohegan Tribal Gaming Authority
Term Loan A,
1-Month LIBOR + 3.75%, 5.32% (B), 10/13/2021	2,567,271	2,581,725
NEP/NCP Holdco, Inc.
Term Loan,
1-Month LIBOR + 3.25%, 4.82% (B), 07/21/2022	4,491,431	4,498,918
NPC International, Inc.
1st Lien Term Loan,
2-Month LIBOR + 3.50%, 5.15% (B), 04/19/2024	1,990,000	2,007,412
Penn National Gaming, Inc.
Term Loan A,
1-Month LIBOR + 1.75%, 3.32% (B), 01/13/2022	2,406,250	2,405,499
Planet Fitness Holdings LLC
Term Loan,
1-Month LIBOR + 3.00%, 4.60% (B), 03/31/2021	740,625	746,643
Scientific Games International, Inc.
Term Loan B4,
1-Month LIBOR + 3.25%, 4.82% (B), 08/14/2024 (G)	2,244,375	2,255,999
SeaWorld Parks & Entertainment, Inc.
Term Loan B2,
3-Month LIBOR + 2.25%, 3.94% (B), 05/14/2020	242,972	241,800
Term Loan B5,
3-Month LIBOR + 3.00%, 4.69% (B), 03/31/2024 (G) (H)	2,810,459	2,806,243
Station Casinos LLC
Term Loan B,
1-Month LIBOR + 2.50%, 4.07% (B), 06/08/2023 (G) (H)	3,530,738	3,544,861

		36,832,547

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2018 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Household Durables - 2.6%
American Bath Group LLC
Term Loan B,
3-Month LIBOR + 5.25%, 6.94% (B), 09/30/2023	$ 3,656,720	$ 3,693,287
API Heat Transfer ThermaSys Corp.
Term Loan,
3-Month LIBOR + 4.00%, 5.72% (B), 05/03/2019	1,856,394	1,757,773
Hoffmaster Group, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.50%, 6.19% (B), 11/21/2023	2,475,000	2,505,937
2nd Lien Term Loan,
3-Month LIBOR + 9.50%, 11.19% (B), 11/21/2024	900,000	906,750
Libbey Glass, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 4.55% (B), 04/09/2021	2,793,205	2,744,324
LTI Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.75%, 6.32% (B), 05/16/2024	3,233,750	3,270,130
WKI Holding Company, Inc.
Term Loan B,
3-Month LIBOR + 4.00%, 5.38% (B), 05/01/2024	2,985,000	2,992,462

		17,870,663

Household Products - 0.9%
Diamond BV
Term Loan,
2-Month LIBOR + 3.00%, 4.65% (B), 09/06/2024	1,500,000	1,496,250
KIK Custom Products, Inc.
Term Loan B,
1-Month LIBOR + 4.50%, 6.17% (B), 08/26/2022	4,133,088	4,172,695
Spectrum Brands, Inc.
Term Loan B,
2-Month LIBOR + 2.00%, 3.56% (B), 06/23/2022	342,388	343,672

		6,012,617

Independent Power & Renewable Electricity Producers - 1.4%
Calpine Construction Finance Co., LP
Term Loan B,
TBD, 1-month LIBOR + 2.500%, , 01/15/2025 (G) (H)	1,500,000	1,506,563

	Principal	Value
LOAN ASSIGNMENTS (continued)
Independent Power & Renewable Electricity Producers (continued)
Calpine Corp.
Term Loan B5,
3-Month LIBOR + 2.50%, 4.20% (B), 01/15/2024	$ 780,000	$ 783,466
Term Loan B6,
3-Month LIBOR + 2.50%, 4.20% (B), 01/15/2023	3,844,567	3,865,593
Dynegy, Inc.
Term Loan C2,
1-Month LIBOR + 2.75%, 4.31% (B), 02/07/2024	3,176,502	3,206,942
Terra-Gen Finance Co. LLC
Term Loan B,
1-Month LIBOR + 4.25%, 5.82% (B), 12/09/2021	455,095	409,586

		9,772,150

Internet Software & Services - 0.2%
Ancestry.com Operations, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 4.83% (B), 10/19/2023	638,625	641,419
Rackspace Hosting, Inc.
1st Lien Term Loan,
TBD, 11/03/2023 (G) (H)	1,000,000	1,008,125

		1,649,544

IT Services - 3.1%
Allied Universal Holdco LLC
Term Loan,
3-Month LIBOR + 3.75%, 5.44% (B), 07/28/2022	2,581,353	2,556,344
First Data Corp.
Term Loan,
1-Month LIBOR + 2.25%, %, 07/08/2022 - 04/26/2024 (B)	3,454,036	3,475,566
Term Loan A,
1-Month LIBOR + 1.75%, 3.31% (B), 06/02/2020	950,000	950,678
MoneyGram International, Inc.
Term Loan B,
3-Month LIBOR + 3.25%, 4.94% (B), 03/27/2020	2,017,284	2,015,604
NeuStar, Inc.
Term Loan B1,
3-month LIBOR + 3.25%, 4.65% (B), 01/08/2020	307,211	309,771
Term Loan B2,
3-month LIBOR + 3.75%, 5.15% (B), 08/08/2024	1,197,000	1,209,967
Peak 10, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 5.19% (B), 08/01/2024	897,750	900,556

The notes are an integral part of this report. Transamerica Funds	Page 9	January 31, 2018 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
IT Services (continued)
Tempo Acquisition LLC
Term Loan,
1-Month LIBOR + 3.00%, 4.57% (B), 05/01/2024	$ 4,975,000	$ 4,997,801
Vantiv LLC
Term Loan B4,
3-Month LIBOR + 2.00%, 3.56% (B), 08/09/2024 (G) (H)	750,000	754,583
Vestcom Parent Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.00%, 5.57% (B), 12/19/2023	694,737	698,211
Xerox Business Services LLC
Delayed Draw Term Loan A,
1-Month LIBOR + 2.25%, 3.82% (B), 12/07/2021	3,000,000	3,005,001

		20,874,082

Leisure Products - 0.4%
Recess Holdings, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.75%, 5.25% (B), 09/29/2024	2,636,250	2,647,784

Life Sciences Tools & Services - 0.8%
Avantor, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 5.56% (B), 11/21/2024	1,025,000	1,038,132
INC Research LLC
Term Loan B,
1-Month LIBOR + 2.25%, 3.82% (B), 08/01/2024	968,750	972,182
Jaguar Holding Co. II
Term Loan,
1-Month LIBOR + 2.75%, 4.39% (B), 08/18/2022	2,368,655	2,383,189
Parexel International Corp.
Term Loan B,
1-Month LIBOR + 2.75%, 4.32% (B), 09/27/2024	798,000	803,486

		5,196,989

Machinery - 3.5%
Columbus McKinnon Corp.
Term Loan B,
3-Month LIBOR + 3.00%, 4.69% (B), 01/31/2024	1,804,055	1,824,351
Cortes NP Acquisition Corp.
Term Loan B,
1-Month LIBOR + 4.00%, 5.57% (B), 11/30/2023	3,381,853	3,411,444

	Principal	Value
LOAN ASSIGNMENTS (continued)
Machinery (continued)
Filtration Group Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 4.57% (B), 11/21/2020	$ 3,420,433	$ 3,454,637
Gardner Denver, Inc.
Term Loan B,
3-Month LIBOR + 2.75%, 4.44% (B), 07/30/2024 (G) (H)	3,144,000	3,158,409
Harsco Corp.
Term Loan B,
1-Month LIBOR + 3.00%, 4.63% (B), 12/05/2024	496,250	503,073
Husky Injection Molding Systems, Ltd.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 4.82% (B), 06/30/2021	1,727,937	1,736,576
Milacron LLC
Term Loan B,
1-Month LIBOR + 2.75%, 4.32% (B), 09/28/2023	2,425,500	2,437,627
Rexnord LLC
Term Loan B,
1-Month LIBOR + 2.25%, 3.81% (B), 08/21/2024	1,821,936	1,833,974
Terex Corp.
Term Loan,
3-Month LIBOR + 2.25%, 3.94% (B), 01/31/2024	1,722,302	1,733,785
Wastequip LLC
Term Loan,
1-Month LIBOR + 4.50%, 6.07% (B), 08/09/2019	3,625,372	3,625,372

		23,719,248

Marine - 0.2%
Commercial Barge Line Co.
1st Lien Term Loan,
1-Month LIBOR + 8.75%, 10.32% (B), 11/12/2020	1,825,000	1,081,769

Media - 5.3%
AMC Entertainment, Inc.
Term Loan,
TBD, 12/15/2022 (G) (H)	450,000	450,875
Atlantic Broadband Finance LLC
1st Lien Term Loan,
1-Month LIBOR + 2.38%, 3.95% (B), 01/03/2025	1,000,000	1,002,000
Charter Communications Operating LLC
Term Loan B,
1-Month LIBOR + 2.00%, 3.58% (B), 04/30/2025	2,000,000	2,011,250

The notes are an integral part of this report. Transamerica Funds	Page 10	January 31, 2018 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
CSC Holdings LLC
1st Lien Term Loan,
1-Month LIBOR + 2.25%, 3.81% (B), 07/17/2025	$ 1,979,417	$ 1,983,748
Term Loan B,
TBD, 1-Month LIBOR + 2.25%, , 01/25/2026 (G) (H)	1,000,000	1,005,625
Cumulus Media Holdings, Inc.
Term Loan,
1-Month LIBOR + 3.25%, 4.83% (B), 12/23/2020	1,346,667	1,158,134
Learfield Communications LLC
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 4.83% (B), 12/01/2023	1,980,000	1,999,800
Liberty Cablevision of Puerto Rico LLC
1st Lien Term Loan,
2-Month LIBOR + 3.50%, 5.22% (B), 01/07/2022	2,997,959	2,898,028
MCC Iowa LLC
Term Loan M,
1-Week LIBOR + 2.00%, 3.47% (B), 01/15/2025	1,995,000	2,003,479
Mediacom Illinois LLC
Term Loan K,
1-Week LIBOR + 2.25%, 3.72% (B), 02/15/2024	496,250	499,352
Meredith Corp.
Term Loan B,
TBD, 01/17/2025 (G) (H)	490,000	494,900
Mission Broadcasting, Inc.
Term Loan B2,
1-Month LIBOR + 2.50%, 4.07% (B), 01/17/2024	186,937	187,872
Nexstar Broadcasting, Inc.
Term Loan B2,
1-Month LIBOR + 2.50%, 4.07% (B), 01/17/2024	1,484,518	1,491,940
Numericable Group SA
Term Loan B12,
3-Month LIBOR + 3.00%, 4.72% (B), 01/31/2026	498,750	479,215
PSAV Holdings LLC
Term Loan B,
2-Month LIBOR + 3.50%, 5.05% (B), 04/27/2024	5,039,612	5,030,162
Quincy Newspapers, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 4.85% (B), 10/13/2022	1,754,748	1,763,522
Sinclair Television Group, Inc.
Term Loan B,
TBD, 1-Month LIBOR + 2.25%, , 12/12/2024 (G) (H)	3,000,000	3,024,999

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
Sinclair Television Group, Inc. (continued)
Term Loan B2,
1-Month LIBOR + 2.25%, 3.83% (B), 01/03/2024	$ 693,000	$ 695,945
Tribune Media Co.
Term Loan,
1-Month LIBOR + 3.00%, 4.57% (B), 12/27/2020	322,547	322,547
Term Loan C,
1-Month LIBOR + 3.00%, 4.57% (B), 01/27/2024	3,550,617	3,555,055
Univision Communications, Inc.
Term Loan C5,
1-Month LIBOR + 2.75%, 4.32% (B), 03/15/2024	2,921,109	2,922,479
WMG Acquisition Corp.
Term Loan E,
1-Month LIBOR + 2.25%, 3.81% (B), 11/01/2023	1,000,000	1,004,861

		35,985,788

Multi-Utilities - 1.0%
PrimeLine Utility Services LLC
Term Loan,
1-Month LIBOR + 5.50%, 7.07% (B), 11/12/2022	3,428,197	3,438,910
Solenis International, LP
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 4.73% (B), 07/31/2021	3,376,308	3,374,900

		6,813,810

Multiline Retail - 0.3%
Dollar Tree, Inc.
Term Loan B2,
4.25%, 07/06/2022	2,000,000	2,015,000

Oil, Gas & Consumable Fuels - 2.5%
BCP Raptor LLC
Term Loan B,
3-Month LIBOR + 4.25%, 5.73% (B), 06/24/2024	2,487,500	2,506,156
California Resources Corp.
1st Lien Term Loan,
TBD, 12/31/2022 (G) (H)	1,785,000	1,814,006
CITGO Holding, Inc.
Term Loan B,
3-Month LIBOR + 8.50%, 10.20% (B), 05/12/2018	1,620,509	1,620,914
CITGO Petroleum Corp.
Term Loan B,
3-Month LIBOR + 3.50%, 5.19% (B), 07/29/2021	992,308	990,447
Fieldwood Energy LLC
1st Lien Term Loan,
3-Month LIBOR + 2.88%, 4.57% (B), 09/28/2018	2,100,000	2,058,000

The notes are an integral part of this report. Transamerica Funds	Page 11	January 31, 2018 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Oil, Gas & Consumable Fuels (continued)
Medallion Midland Acquisition LLC
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 4.82% (B), 10/30/2024	$ 650,000	$ 654,063
MEG Energy Corp.
Term Loan B,
3-Month LIBOR + 3.50%, 5.20% (B), 12/31/2023	2,084,250	2,091,197
Phoenix Services International LLC
Term Loan,
TBD, 01/26/2025 (G) (H)	1,600,000	1,612,000
Southeast PowerGen LLC
Term Loan B,
1-Month LIBOR + 3.50%, 5.08% (B), 12/02/2021	901,458	874,415
Ultra Resources, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.00%, 4.41% (B), 04/12/2024	2,750,000	2,748,281

		16,969,479

Paper & Forest Products - 0.4%
Dunn Paper, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.75%, 6.33% (B), 08/31/2022	1,821,739	1,835,402
Verso Paper Holding LLC
Term Loan,
1-Month LIBOR + 11.00%, 12.56% (B), 10/14/2022	1,154,165	1,171,477

		3,006,879

Personal Products - 0.4%
Prestige Brands, Inc.
Term Loan B5,
1-Month LIBOR + 2.75%, 4.32% (B), 01/26/2024	361,189	363,769
Revlon Consumer Products Corp.
Term Loan B,
1-Month LIBOR + 3.50%, 5.07% (B), 09/07/2023	3,456,250	2,667,486

		3,031,255

Pharmaceuticals - 1.0%
Akorn, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 5.88% (B), 04/16/2021	2,502,343	2,505,471
Alphabet Holding Co., Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.07% (B), 09/26/2024	997,500	985,281

	Principal	Value
LOAN ASSIGNMENTS (continued)
Pharmaceuticals (continued)
Catalent Pharma Solutions, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 3.82% (B), 05/20/2024	$ 1,670,965	$ 1,682,192
Endo Luxembourg Finance Co. I SARL
Term Loan B,
1-Month LIBOR + 4.25%, 5.88% (B), 04/29/2024	1,791,000	1,793,239

		6,966,183

Professional Services - 0.7%
Advantage Sales & Marketing, Inc.
1st Lien Term Loan,
2-Month LIBOR + 3.25%, 5.02% (B), 07/23/2021	992,308	978,973
Ceridian LLC
Term Loan,
1-Month LIBOR + 3.50%, 5.07% (B), 09/15/2020	2,177,034	2,190,641
Everi Payments, Inc.
Term Loan B,
3-Month LIBOR + 3.50%, 4.98% (B), 05/09/2024	1,492,500	1,504,316

		4,673,930

Real Estate Management & Development - 1.6%
CityCenter Holdings LLC
Term Loan B,
1-Month LIBOR + 2.50%, 4.07% (B), 04/18/2024	2,238,750	2,254,141
DTZ U.S. Borrower LLC
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 4.82% (B), 11/04/2021	3,033,158	3,031,532
RE/MAX International, Inc.
Term Loan B,
3-Month LIBOR + 2.75%, 4.44% (B), 12/15/2023	2,498,916	2,489,545
Realogy Corp.
Term Loan B,
1-Month LIBOR + 2.25%, 3.82% (B), 07/20/2022	3,024,784	3,047,470

		10,822,688

Road & Rail - 0.2%
Fly Funding II SARL
Term Loan B,
3-Month LIBOR + 2.00%, 3.40% (B), 02/09/2023	1,547,310	1,551,824

The notes are an integral part of this report. Transamerica Funds	Page 12	January 31, 2018 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Semiconductors & Semiconductor Equipment - 0.6%
Ardent Legacy Acquisitions, Inc.
Term Loan B,
1-Month LIBOR + 5.50%, 7.07% (B), 08/04/2021	$ 3,923,140	$ 3,923,140

Software - 4.4%
Almonde, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 4.98% (B), 06/13/2024	3,491,250	3,510,344
Avaya, Inc.
Term Loan B,
1-Month LIBOR + 4.75%, 6.31% (B), 12/15/2024 (I)	4,500,000	4,519,125
Idera, Inc.
Term Loan B,
1-Month LIBOR + 5.00%, 6.58% (B), 06/26/2024	1,472,218	1,486,941
Infor, Inc.
Term Loan B6,
3-Month LIBOR + 2.75%, 4.44% (B), 02/01/2022	3,420,257	3,436,647
Kronos, Inc.
Term Loan B,
3-Month LIBOR + 3.50%, 4.90% (B), 11/01/2023	2,970,056	2,994,331
MA FinanceCo., LLC
Term Loan B2,
1-Month LIBOR + 2.50%, 4.07% (B), 11/19/2021	1,500,000	1,498,125
Term Loan B3,
1-Month LIBOR + 2.75%, 4.32% (B), 06/21/2024	193,467	193,951
Quest Software US Holdings, Inc.
Term Loan B,
3-Month LIBOR + 5.50%, 7.27% (B), 10/31/2022	1,938,977	1,972,506
Seattle Spinco, Inc.
Term Loan B3,
1-Month LIBOR + 2.75%, 4.32% (B), 06/21/2024	1,306,533	1,309,799
Solera LLC
Term Loan B,
1-Month LIBOR + 3.25%, 4.82% (B), 03/03/2023	4,434,849	4,463,183
Sophia, LP
Term Loan B,
3-Month LIBOR + 3.25%, 4.94% (B), 09/30/2022	2,769,294	2,785,217
SS&C Technologies, Inc.
Term Loan B1,
1-Month LIBOR + 2.25%, 3.82% (B), 07/08/2022	1,317,975	1,324,094

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
SS&C Technologies, Inc. (continued)
Term Loan B2,
1-Month LIBOR + 2.25%, 3.82% (B), 07/08/2022	$ 20,472	$ 20,545

		29,514,808

Specialty Retail - 1.5%
Bass Pro Group LLC
Term Loan B,
1-Month LIBOR + 5.00%, 6.57% (B), 09/25/2024 (G) (H)	1,874,679	1,880,303
Davis Vision, Inc.
2nd Lien Term Loan B,
3-Month LIBOR + 6.75%, 8.24% (B), 11/03/2025	1,380,000	1,386,900
Men’s Wearhouse, Inc.
Term Loan,
5.00%, 06/18/2021	2,500,000	2,481,250
PetSmart, Inc.
Term Loan B2,
1-Month LIBOR + 3.00%, 4.57% (B), 03/11/2022	2,170,831	1,765,608
Staples, Inc.
Term Loan B,
3-Month LIBOR + 4.00%, 5.49% (B), 09/12/2024	2,600,000	2,586,189

		10,100,250

Technology Hardware, Storage & Peripherals - 0.3%
Dell, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.00%, 3.58% (B), 09/07/2023	908,884	912,048
Diebold, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.31% (B), 11/06/2023	1,131,450	1,135,693

		2,047,741

Textiles, Apparel & Luxury Goods - 0.9%
Augusta Sportswear Group, Inc.
Term Loan B,
1-Month LIBOR + 4.50%, 6.07% (B), 10/26/2023	1,111,847	1,056,255
Hanesbrands, Inc.
Term Loan B,
1-Month LIBOR + 1.75%, 3.31% (B), 12/15/2024	575,000	577,156
Varsity Brands, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 5.07% (B), 12/15/2024	4,500,000	4,552,029

		6,185,440

The notes are an integral part of this report. Transamerica Funds	Page 13	January 31, 2018 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Trading Companies & Distributors - 1.4%
LBM Borrower LLC
1st Lien Term Loan,
1-Month LIBOR + 4.50%, 6.07% (B), 08/19/2022	$ 3,013,357	$ 3,024,115
Utility One Source, LP
Term Loan B,
1-Month LIBOR + 5.50%, 7.07% (B), 04/18/2023	3,882,744	3,960,399
Wesco Aircraft Hardware Corp.
Term Loan A,
1-Month LIBOR + 3.00%, 4.58% (B), 10/04/2021	1,898,734	1,853,639
Term Loan B,
3-Month LIBOR + 2.50%, 4.20% (B), 02/28/2021	1,000,000	972,500

		9,810,653

Wireless Telecommunication Services - 0.3%
Digicel International Finance, Ltd.
Term Loan B,
TBD, 3-Month LIBOR + 3.75%, , 05/28/2024 (G) (H)	1,644,625	1,653,534
Sprint Communications, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 2.50%, 4.13% (B), 02/02/2024	545,875	546,898

		2,200,432

Total Loan Assignments (Cost $555,696,305)		556,126,039

	Shares	Value
COMMON STOCKS - 0.1%
Health Care Providers & Services - 0.0% (J)
Valitas Holdings, Inc. (D) (F) (K)	21,887	21,887

Software - 0.1%
Avaya Holdings Corp. (K)	28,364	592,240

Total Common Stocks (Cost $472,158)		614,127

EXCHANGE-TRADED FUNDS - 1.8%
U.S. Fixed Income Funds - 1.8%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	107,100	2,970,954
PowerShares Senior Loan Portfolio	199,000	4,622,770
SPDR Blackstone / GSO Senior Loan ETF (C)	100,000	4,765,000

Total Exchange-Traded Funds (Cost $12,396,090)		12,358,724

	Principal	Value
COMMERCIAL PAPER - 1.5%
Diversified Financial Services - 1.5%
CHESHAM FNC / CHESH LLC
1.50% (L), 02/01/2018	$ 5,000,000	$ 5,000,000
EBURY FINANCE, Ltd.
1.50% (L), 02/01/2018	5,000,000	5,000,000

Total Commercial Paper (Cost $10,000,000)		10,000,000

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (L)	3,492,760	3,492,760

Total Securities Lending Collateral (Cost $3,492,760)		3,492,760

	Principal	Value
REPURCHASE AGREEMENT - 6.0%
Fixed Income Clearing Corp., 0.54% (L), dated 01/31/2018, to be repurchased at $40,954,626 on 02/01/2018. Collateralized by a U.S. Government Obligation, 2.25%, due 01/31/2024, and with a value of $41,776,122.	$ 40,954,011	40,954,011

Total Repurchase Agreement (Cost $40,954,011)		40,954,011

Total Investments (Cost $681,362,450)		682,173,493
Net Other Assets (Liabilities) - (0.5)%		(3,342,376)

Net Assets - 100.0%		$ 678,831,117

The notes are an integral part of this report. Transamerica Funds	Page 14	January 31, 2018 Form N-Q

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$58,627,832	$—	$58,627,832
Loan Assignments	—	554,571,282	1,554,757	556,126,039
Common Stocks	592,240	—	21,887	614,127
Exchange-Traded Funds	12,358,724	—	—	12,358,724
Commercial Paper	—	10,000,000	—	10,000,000
Securities Lending Collateral	3,492,760	—	—	3,492,760
Repurchase Agreement	—	40,954,011	—	40,954,011

Total Investments	$16,443,724	$664,153,125	$1,576,644	$682,173,493

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the total value of 144A securities is $40,496,455, representing 6.0% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,416,033. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2018, total value of securities is $1,576,644, representing 0.2% of the Fund’s net assets.
(E)	Security deemed worthless.
(F)	Securities are Level 3 of the fair value hierarchy.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	All or a portion of the security represents unsettled loan commitments at January 31, 2018 where the rate will be determined at time of settlement.
(I)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2018, the value of this security is $4,519,125, representing 0.7% of the Fund net assets.
(J)	Percentage rounds to less than 0.1% or (0.1)%.
(K)	Non-income producing securities.
(L)	Rates disclosed reflect the yields at January 31, 2018.
(M)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(N)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
TBD	To Be Determined

The notes are an integral part of this report. Transamerica Funds	Page 15	January 31, 2018 Form N-Q

Transamerica Global Equity

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Belgium - 0.6%
Galapagos NV (A) (B)	6,488	$ 774,747

China - 2.6%
Shenzhou International Group Holdings, Ltd.	83,000	856,775
Tencent Holdings, Ltd.	44,600	2,643,166

		3,499,941

France - 5.3%
BNP Paribas SA	32,895	2,719,995
Cie de Saint-Gobain	30,101	1,749,565
Safran SA	22,715	2,564,672

		7,034,232

Germany - 4.3%
HeidelbergCement AG	21,114	2,287,965
KION Group AG	15,418	1,414,992
Vonovia SE	40,700	2,006,589

		5,709,546

India - 0.8%
ICICI Bank, Ltd., ADR	92,270	1,013,125

Indonesia - 0.7%
Bank Rakyat Indonesia Persero Tbk PT	3,479,600	961,610

Ireland - 1.5%
Medtronic PLC	22,663	1,946,525

Italy - 0.9%
Luxottica Group SpA	18,493	1,189,327

Japan - 9.7%
Amada Holdings Co., Ltd.	102,723	1,520,568
Kansai Electric Power Co., Inc.	175,400	2,174,626
Kyocera Corp.	24,000	1,594,064
Mitsubishi Electric Corp.	73,200	1,335,999
Nippon Telegraph & Telephone Corp.	55,800	2,653,273
Sony Corp.	40,500	1,932,440
Start Today Co., Ltd.	31,700	930,645
Tokyo Gas Co., Ltd.	28,500	676,930

		12,818,545

Mexico - 0.8%
Cemex SAB de CV, ADR (A)	122,849	1,018,418

Netherlands - 2.9%
ABN AMRO Group NV, CVA (C)	44,141	1,495,581
ING Groep NV	116,516	2,289,974

		3,785,555

Republic of Korea - 3.3%
Hyundai Motor Co.	7,012	1,063,767
Korea Electric Power Corp.	63,479	2,125,181
Samsung SDI Co., Ltd.	6,594	1,216,480

		4,405,428

Sweden - 1.6%
Swedbank AB, Class A	80,833	2,065,986

	Shares	Value
COMMON STOCKS (continued)
Switzerland - 1.7%
Novartis AG, ADR	24,842	$ 2,237,270

United Kingdom - 7.1%
Berkeley Group Holdings PLC	17,990	1,013,039
BP PLC, ADR	66,921	2,863,550
Compass Group PLC	95,923	2,019,109
Lloyds Banking Group PLC	1,518,972	1,499,130
Prudential PLC	72,816	1,970,571

		9,365,399

United States - 53.8%
Alnylam Pharmaceuticals, Inc. (A)	4,863	632,093
Alphabet, Inc., Class C (A)	3,983	4,659,871
Amazon.com, Inc. (A)	2,275	3,300,775
Becton Dickinson and Co.	6,591	1,601,218
Biogen, Inc. (A)	4,975	1,730,355
Cabot Oil & Gas Corp.	34,444	907,599
Cerner Corp. (A)	26,307	1,818,603
Comcast Corp., Class A	94,012	3,998,330
Comerica, Inc.	26,492	2,522,568
ConocoPhillips	34,604	2,035,061
CVS Health Corp.	28,347	2,230,625
DexCom, Inc. (A) (B)	18,004	1,047,833
Facebook, Inc., Class A (A)	16,499	3,083,498
Foot Locker, Inc.	23,084	1,134,579
Illumina, Inc. (A)	5,677	1,320,697
JPMorgan Chase & Co.	31,389	3,630,766
Kinder Morgan, Inc.	96,203	1,729,730
Microsoft Corp.	25,000	2,375,250
NCR Corp. (A)	36,883	1,383,481
NIKE, Inc., Class B	21,498	1,466,594
Plains GP Holdings, LP, Class A (A)	42,871	912,295
Quest Diagnostics, Inc.	19,664	2,080,844
Regeneron Pharmaceuticals, Inc. (A)	2,162	792,697
Reinsurance Group of America, Inc.	11,900	1,864,135
Ross Stores, Inc.	26,630	2,194,046
Royal Caribbean Cruises, Ltd.	24,366	3,254,079
Shire PLC, ADR	10,626	1,488,065
Southwest Airlines Co.	65,385	3,975,408
Spark Therapeutics, Inc. (A) (B)	7,133	399,805
Synchrony Financial	56,998	2,261,681
United Continental Holdings, Inc. (A)	25,056	1,699,298
Visa, Inc., Class A	25,741	3,197,804
Wells Fargo & Co.	64,211	4,223,800

		70,953,483

Total Common Stocks (Cost $97,222,963)		128,779,137

PREFERRED STOCK - 0.4%
Republic of Korea - 0.4%
Hyundai Motor Co., 4.00% (D)	5,477	533,416

Total Preferred Stock (Cost $600,671)		533,416

EXCHANGE-TRADED FUNDS - 1.2%
United States - 1.2%
iShares Core MSCI EAFE ETF	10,855	754,748
iShares Core S&P 500 ETF	2,779	789,653

Total Exchange-Traded Funds (Cost $1,529,636)		1,544,401

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (D)	1,763,589	$ 1,763,589

Total Securities Lending Collateral (Cost $1,763,589)		1,763,589

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 0.54% (D), dated 01/31/2018, to be repurchased at $753,562 on 02/01/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2020, and with a value of $771,570.	$ 753,551	753,551

Total Repurchase Agreement (Cost $753,551)		753,551

Total Investments (Cost $101,870,410)		133,374,094
Net Other Assets (Liabilities) - (1.1)%		(1,464,068)

Net Assets - 100.0%		$ 131,910,026

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	16.8%	$ 22,422,535
Internet Software & Services	7.8	10,386,535
Oil, Gas & Consumable Fuels	6.3	8,448,235
Biotechnology	4.4	5,817,762
Airlines	4.2	5,674,706
Hotels, Restaurants & Leisure	3.9	5,273,188
Health Care Equipment & Supplies	3.4	4,595,576
Electric Utilities	3.2	4,299,807
Internet & Direct Marketing Retail	3.2	4,231,420
Media	3.0	3,998,330
Insurance	2.9	3,834,706
Textiles, Apparel & Luxury Goods	2.6	3,512,696
Specialty Retail	2.5	3,328,625
Construction Materials	2.5	3,306,383
IT Services	2.4	3,197,804
Household Durables	2.2	2,945,479
Machinery	2.2	2,935,560
Electronic Equipment, Instruments & Components	2.1	2,810,544
Diversified Telecommunication Services	2.0	2,653,273
Aerospace & Defense	1.9	2,564,672
Software	1.8	2,375,250
Consumer Finance	1.7	2,261,681
Pharmaceuticals	1.7	2,237,270
Food & Staples Retailing	1.7	2,230,625
Health Care Providers & Services	1.6	2,080,844
Real Estate Management & Development	1.5	2,006,589
Health Care Technology	1.4	1,818,603
Building Products	1.3	1,749,565
Automobiles	1.2	1,597,183
Technology Hardware, Storage & Peripherals	1.0	1,383,481
Electrical Equipment	1.0	1,335,999
Life Sciences Tools & Services	1.0	1,320,697
U.S. Equity Funds	0.6	789,653
International Equity Funds	0.6	754,748
Gas Utilities	0.5	676,930

Investments, at Value	98.1	130,856,954
Short-Term Investments	1.9	2,517,140

Total Investments	100.0%	$ 133,374,094

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$80,032,371	$48,746,766	$—	$128,779,137
Preferred Stock	—	533,416	—	533,416
Exchange-Traded Funds	1,544,401	—	—	1,544,401
Securities Lending Collateral	1,763,589	—	—	1,763,589
Repurchase Agreement	—	753,551	—	753,551

Total Investments	$83,340,361	$50,033,733	$—	$133,374,094

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2018 Form N-Q

Transamerica Global Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,708,230. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the value of the 144A security is $1,495,581, representing 1.1% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at January 31, 2018.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2018 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 89.9%
Money Market Funds - 89.9%
BlackRock Liquidity Funds T-Fund Portfolio	9,449,237	$ 9,449,237
Dreyfus Treasury Cash Management	38,300,256	38,300,256
UBS Select Treasury Preferred	47,302,662	47,302,662

Total Short-Term Investment Companies (Cost $95,052,155)		95,052,155

Total Investments (Cost $95,052,155)		95,052,155
Net Other Assets (Liabilities) - 10.1%		10,625,367

Net Assets - 100.0%		$ 105,677,522

CENTRALLY CLEARED SWAP AGREEMENTS:

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month AUD-BBR-BBSW	Receive	2.00%	Quarterly	03/12/2020	AUD	181,200,000	$(220,916)	$(259,885)	$38,969
3-Month CAD-CDOR	Pay	2.00	Semi-Annually/ Quarterly	03/16/2020	CAD	86,100,000	359,707	73,113	286,594
3-Month CAD-CDOR	Receive	2.50	Quarterly/ Semi-Annually	03/13/2028	CAD	13,500,000	(163,607)	157,087	(320,694)
3-Month NZD-BKBM	Receive	2.50	Quarterly/ Semi-Annually	03/11/2020	NZD	268,000,000	1,092,638	531,991	560,647
3-Month NZD-BKBM	Pay	3.50	Semi-Annually/ Quarterly	03/15/2028	NZD	33,700,000	(475,873)	(548,589)	72,716
3-Month SEK-STIBOR-SIDE	Pay	0.50	Annually/ Quarterly	03/18/2020	SEK	289,400,000	(397,312)	(347,786)	(49,526)
3-Month SEK-STIBOR-SIDE	Receive	1.50	Quarterly/ Annually	03/15/2028	SEK	87,600,000	77,662	204,678	(127,016)
3-Month USD-LIBOR	Pay	1.75	Semi-Annually/ Quarterly	03/23/2020	USD	230,400,000	2,945,300	1,068,538	1,876,762
3-Month USD-LIBOR	Receive	2.25	Quarterly/ Semi-Annually	03/21/2028	USD	23,900,000	(1,088,926)	(917,150)	(171,776)
6-Month AUD-BBR-BBSW	Pay	3.00	Semi-Annually	03/09/2028	AUD	17,900,000	(4,102)	(95,092)	90,990
6-Month CHF-LIBOR	Pay	0.25	Annually/ Semi-Annually	03/15/2028	CHF	600,000	15,203	5,836	9,367
6-Month CHF-LIBOR	Pay	0.50	Annually/ Semi-Annually	03/18/2020	CHF	61,100,000	104,937	11,202	93,735
6-Month CHF-LIBOR	Receive	0.50	Semi-Annually/ Annually	03/15/2028	CHF	9,500,000	14,087	198,350	(184,263)
6-Month EUR-EURIBOR	Pay	0.00	Annually/ Semi-Annually	03/23/2020	EUR	14,500,000	(32,222)	(25,282)	(6,940)
6-Month EUR-EURIBOR	Receive	1.00	Semi-Annually/ Annually	03/21/2028	EUR	100,000	(1,165)	1,224	(2,389)
6-Month GBP-LIBOR	Pay	0.75	Semi-Annually	03/23/2020	GBP	17,400,000	121,837	(27,552)	149,389
6-Month GBP-LIBOR	Pay	1.25	Semi-Annually	03/21/2028	GBP	7,500,000	349,319	189,705	159,614
6-Month JPY-LIBOR	Pay	0.25	Semi-Annually	03/18/2020	JPY	25,231,800,000	(845,399)	(842,666)	(2,733)
6-Month JPY-LIBOR	Receive	0.25	Semi-Annually	03/15/2028	JPY	2,459,000,000	(258,567)	15,397	(273,964)
6-Month NOK-NIBOR	Receive	1.50	Semi-Annually/ Annually	03/18/2020	NOK	492,000,000	281,898	347,999	(66,101)
6-Month NOK-NIBOR	Pay	2.00	Annually/ Semi-Annually	03/15/2028	NOK	123,400,000	286,211	(116,626)	402,837

Total							$2,160,710	$(375,508)	$2,536,218

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (A)

Reference Entity	Counterparty	Pay/Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note Futures	MLCS	Receive	Maturity	03/29/2018	USD	45,315,691	390,000	$572,331	$—	$572,331
10-Year Canada Government Bond Futures	MLCS	Receive	Maturity	03/20/2018	CAD	9,370,971	69,000	193,041	—	193,041
10-Year Japan Government Bond Futures	MLI	Receive	Maturity	03/13/2018	JPY	1,207,523,200	8,000,000	46,929	—	46,929
10-Year U.K. Gilt Futures	MLI	Pay	Maturity	03/27/2018	GBP	1,838,109	15,000	—	—	—
10-Year U.S. Treasury Note Futures	MLI	Receive	Maturity	03/20/2018	USD	36,053,972	291,000	652,003	—	652,003
BM&F Bovespa Index Futures	MLI	Pay	Monthly	02/14/2018	BRL	4,701,586	60	128,291	—	128,291
Corn Futures	CITI	Pay	Maturity	02/23/2018	USD	1,212,659	340,000	16,441	—	16,441
German Euro Bund Futures	MLCS	Pay	Maturity	03/08/2018	EUR	7,314,541	45,000	(208,134)	—	(208,134)
Hang Seng Index Futures	GSI	Pay	Maturity	02/27/2018	HKD	67,536,922	2,050	(54,991)	—	(54,991)
Hang Seng Index Futures	MLI	Pay	Maturity	02/27/2018	HKD	26,292,597	800	(13,371)	—	(13,371)
Heating Oil ULSD Futures	CITI	Pay	Maturity	02/27/2018	USD	85,531	42,000	1,325	—	1,325
HSCEI China Index Futures	GSI	Pay	Maturity	02/27/2018	HKD	678,993	50	(236)	—	(236)
HSCEI China Index Futures	MLI	Pay	Maturity	02/27/2018	HKD	8,777,506	650	3,253	—	3,253
KOSPI 200 Index Futures	MLI	Pay	Maturity	03/08/2018	KRW	563,924,900	1,750,000	19,759	—	19,759
MSCI China Index Futures	GSI	Receive	Monthly	03/21/2018	HKD	2,787,110	4,255	13,495	—	13,495
MSCI Hong Kong Index Futures	MLI	Receive	Monthly	03/21/2018	HKD	19,267,830	214	18,516	—	18,516
MSCI Italy Index Futures	MLI	Receive	Monthly	03/21/2018	EUR	1,348,608	12,269	(1,828)	—	(1,828)
MSCI Japan Index Futures	MLI	Receive	Monthly	03/21/2018	JPY	1,517,538,451	709,150	(431,215)	(11)	(431,204)
MSCI Mexico Index Futures	GSI	Pay	Monthly	03/21/2018	MXN	6,482,010	6,236	(5,280)	—	(5,280)
MSCI Poland Index Futures	GSI	Receive	Monthly	03/21/2018	PLN	389,047	1,720	(1,973)	—	(1,973)
MSCI Singapore Index Futures	GSI	Receive	Monthly	03/21/2018	SGD	139,931	23	(456)	—	(456)
MSCI South Africa Index Futures	GSI	Pay	Monthly	03/21/2018	ZAR	32,120,429	29,902	86,774	—	86,774
MSCI Taiwan Index Futures	MLI	Pay	Maturity	02/26/2018	USD	292,079	700	(1,789)	—	(1,789)
Natural Gas Futures	CITI	Pay	Maturity	02/26/2018	USD	241,280	80,000	(5,200)	—	(5,200)
Natural Gas Futures	MLI	Pay	Maturity	02/26/2018	USD	1,110,780	390,000	40,110	—	40,110
SGX CNX Nifty Index Futures	GSI	Receive	Maturity	02/22/2018	USD	2,209,457	200	(143)	—	(143)
Soybean Futures	CITI	Pay	Maturity	02/23/2018	USD	98,866	10,000	709	—	709
Soybean Futures	MLI	Pay	Maturity	02/23/2018	USD	298,950	30,000	(225)	—	(225)
Soybean Meal Futures	MLI	Pay	Maturity	02/23/2018	USD	34,520	100	(740)	—	(740)
Soybean Oil Futures	CITI	Pay	Maturity	02/23/2018	USD	414,632	1,260,000	2,050	—	2,050
Soybean Oil Futures	CITI	Receive	Maturity	02/23/2018	USD	40,320	120,000	636	—	636
Swiss Market Index Futures	MLI	Pay	Maturity	03/16/2018	CHF	4,480,800	480	(39,710)	—	(39,710)
TAIEX Futures	MLI	Pay	Maturity	02/21/2018	TWD	15,289,853	1,400	8,967	—	8,967
Tel Aviv 35 Index Futures	MLI	Receive	Maturity	02/23/2018	ILS	2,139,754	1,400	(7,842)	—	(7,842)
Wheat Futures	CITI	Pay	Maturity	02/23/2018	USD	258,714	60,000	12,336	—	12,336
WIG 20 Index Futures	GSI	Pay	Maturity	03/16/2018	PLN	624,311	260	12,420	—	12,420

Total								$1,056,253	$(11)	$1,056,264

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
3-Month Aluminum	Long	5	02/08/2018	$266,265	$277,553	$11,288	$—
3-Month Aluminum	Short	(5)	02/08/2018	(264,870)	(277,553)	—	(12,683)
3-Month Aluminum	Long	1	03/01/2018	51,500	55,306	3,806	—
3-Month Aluminum	Short	(1)	03/01/2018	(51,654)	(55,306)	—	(3,652)
3-Month Aluminum	Long	2	03/06/2018	101,953	110,520	8,567	—
3-Month Aluminum	Short	(2)	03/06/2018	(101,877)	(110,519)	—	(8,642)
3-Month Aluminum	Long	2	03/08/2018	100,800	110,542	9,742	—
3-Month Aluminum	Short	(2)	03/08/2018	(100,722)	(110,542)	—	(9,820)
3-Month Aluminum	Long	1	04/05/2018	55,600	55,402	—	(198)
3-Month Aluminum	Short	(1)	04/05/2018	(55,564)	(55,402)	162	—
3-Month Aluminum	Long	1	04/17/2018	54,799	55,458	659	—
3-Month Aluminum	Short	(1)	04/17/2018	(54,816)	(55,458)	—	(642)
3-Month Aluminum	Long	1	04/24/2018	55,602	55,450	—	(152)
3-Month Aluminum	Short	(1)	04/24/2018	(55,616)	(55,450)	166	—
3-Month Aluminum	Long	2	04/25/2018	112,305	110,913	—	(1,392)
3-Month Aluminum	Short	(2)	04/25/2018	(112,358)	(110,913)	1,445	—
3-Month Aluminum	Long	1	04/30/2018	55,628	55,488	—	(140)
3-Month Aluminum	Short	(1)	04/30/2018	(55,500)	(55,487)	13	—
3-Month Copper	Long	1	03/06/2018	164,778	177,417	12,639	—
3-Month Copper	Short	(1)	03/06/2018	(164,356)	(177,417)	—	(13,061)
3-Month Copper	Long	1	03/20/2018	174,779	177,631	2,852	—
3-Month Copper	Short	(1)	03/20/2018	(174,397)	(177,631)	—	(3,234)
3-Month Copper	Long	2	04/05/2018	357,109	355,501	—	(1,608)
3-Month Copper	Short	(2)	04/05/2018	(357,642)	(355,501)	2,141	—
3-Month Copper	Long	1	04/30/2018	178,503	177,950	—	(553)
3-Month Copper	Short	(1)	04/30/2018	(178,347)	(177,950)	397	—
3-Month Nickel	Long	1	04/30/2018	81,183	81,600	417	—
3-Month Nickel	Short	(1)	04/30/2018	(81,276)	(81,600)	—	(324)
3-Month Zinc	Long	1	03/01/2018	80,194	88,983	8,789	—
3-Month Zinc	Short	(1)	03/01/2018	(80,165)	(88,982)	—	(8,817)
3-Month Zinc	Long	1	03/08/2018	77,234	88,876	11,642	—
3-Month Zinc	Short	(1)	03/08/2018	(77,202)	(88,876)	—	(11,674)
3-Month Zinc	Long	1	04/05/2018	84,199	88,630	4,431	—
3-Month Zinc	Short	(1)	04/05/2018	(84,189)	(88,630)	—	(4,441)
3-Month Zinc	Long	1	04/17/2018	84,743	88,603	3,860	—
3-Month Zinc	Short	(1)	04/17/2018	(85,072)	(88,603)	—	(3,531)
10-Year Australia Treasury Bond	Long	135	03/15/2018	13,914,506	13,879,836	—	(34,670)
10-Year Canada Government Bond	Short	(6)	03/20/2018	(660,022)	(645,024)	14,998	—
10-Year Japan Government Bond	Short	(27)	03/13/2018	(37,325,572)	(37,177,247)	148,325	—
10-Year Japan Government Bond Mini	Short	(216)	03/12/2018	(29,864,064)	(29,745,754)	118,310	—
10-Year U.S. Treasury Note	Short	(128)	03/20/2018	(15,818,291)	(15,562,000)	256,291	—
Aluminum	Long	21	03/19/2018	1,093,047	1,162,219	69,172	—
Aluminum	Short	(9)	03/19/2018	(477,737)	(498,094)	—	(20,357)
Amsterdam Index	Long	4	02/16/2018	556,213	555,171	—	(1,042)
Brent Crude Oil	Long	26	02/28/2018	1,786,128	1,791,140	5,012	—
CAC 40 Index	Short	(200)	02/16/2018	(13,710,237)	(13,608,626)	101,611	—
Copper	Long	9	03/19/2018	1,546,722	1,598,231	51,509	—
Copper	Short	(2)	03/19/2018	(342,983)	(355,163)	—	(12,180)
Corn	Long	97	03/14/2018	1,720,820	1,753,275	32,455	—
Crude	Long	56	02/20/2018	3,536,703	3,624,880	88,177	—
DAX® Index	Long	1	03/16/2018	414,461	409,137	—	(5,324)
EURO STOXX 50®	Short	(104)	03/16/2018	(4,686,601)	(4,648,362)	38,239	—
FTSE 100 Index	Short	(109)	03/16/2018	(11,476,722)	(11,556,198)	—	(79,476)
FTSE Bursa Malaysia KLCI	Long	5	02/28/2018	118,578	119,652	1,074	—
FTSE JSE Top 40 Index	Long	29	03/15/2018	1,276,852	1,293,834	16,982	—
FTSE MIB Index	Long	31	03/16/2018	4,354,556	4,521,575	167,019	—
German Euro Bund	Short	(23)	03/08/2018	(4,578,996)	(4,535,207)	43,789	—
Gold 100 oz	Long	13	04/26/2018	1,751,023	1,746,030	—	(4,993)
Hang Seng Index	Long	9	02/27/2018	1,889,615	1,889,360	—	(255)
HSCEI Index	Long	5	02/27/2018	430,962	434,571	3,609	—
IBEX 35 Index	Short	(7)	02/16/2018	(912,824)	(907,298)	5,526	—
KOSPI 200 Index	Short	(25)	03/08/2018	(1,954,237)	(1,960,423)	—	(6,186)

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2018 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

FUTURES CONTRACTS (continued):

Description	Long/ Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
Lead	Long	1	03/19/2018	$61,902	$65,450	$3,548	$—
Mexican Bolsa Index	Short	(24)	03/16/2018	(621,728)	(654,825)	—	(33,097)
MSCI Singapore Index	Long	91	02/27/2018	2,832,342	2,795,971	—	(36,371)
MSCI Taiwan Index	Long	70	02/26/2018	2,927,406	2,898,000	—	(29,406)
Natural Gas	Long	76	02/26/2018	2,183,620	2,276,200	92,580	—
New York Harbor ULSD	Long	3	02/28/2018	260,976	260,366	—	(610)
Nickel	Long	7	03/19/2018	473,174	570,339	97,165	—
Nickel	Short	(1)	03/19/2018	(81,051)	(81,477)	—	(426)
OMX Stockholm 30 Index	Short	(65)	02/16/2018	(1,337,575)	(1,311,565)	26,010	—
RBOB Gasoline	Long	3	02/28/2018	233,560	238,606	5,046	—
S&P 500® E-Mini	Short	(51)	03/16/2018	(7,028,937)	(7,205,790)	—	(176,853)
S&P/ASX 200 Index	Long	28	03/15/2018	3,380,028	3,373,642	—	(6,386)
S&P/TSX 60 Index	Short	(14)	03/15/2018	(2,198,374)	(2,146,667)	51,707	—
SET 50 Index	Long	29	03/29/2018	220,194	218,944	—	(1,250)
SGX CNX Nifty Index	Long	37	02/22/2018	809,763	818,366	8,603	—
Silver	Long	14	03/27/2018	1,206,956	1,206,870	—	(86)
Soybean	Long	21	03/14/2018	1,045,876	1,045,538	—	(338)
Soybean Oil	Long	2	03/14/2018	39,955	39,684	—	(271)
TOPIX Index	Short	(1)	03/08/2018	(172,776)	(168,499)	4,277	—
U.K. Gilt	Long	61	03/27/2018	10,661,403	10,578,645	—	(82,758)
Wheat	Long	6	03/14/2018	129,453	135,525	6,072	—
Zinc	Long	9	03/19/2018	724,966	798,638	73,672	—
Zinc	Short	(2)	03/19/2018	(157,447)	(177,475)	—	(20,028)

Total						$1,613,794	$(636,927)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	03/21/2018	USD	12,080,423	AUD	15,646,000	$—	$(525,008)
CITI	03/21/2018	USD	5,748,376	BRL	18,866,018	1,191	(143,707)
CITI	03/21/2018	USD	3,324,747	CAD	4,115,000	—	(22,747)
CITI	03/21/2018	USD	16,725,705	CHF	16,373,000	—	(935,426)
CITI	03/21/2018	USD	3,280,141	CLP	2,100,000,000	97	(200,984)
CITI	03/21/2018	USD	3,354,263	CNH	22,336,000	—	(182,104)
CITI	03/21/2018	USD	1,326,657	COP	4,030,000,000	—	(88,846)
CITI	03/21/2018	USD	1,892,383	CZK	40,400,000	—	(97,746)
CITI	03/21/2018	USD	18,943,326	EUR	15,431,000	21,770	(301,031)
CITI	03/21/2018	USD	13,217,022	GBP	9,835,000	—	(774,771)
CITI	03/21/2018	USD	4,251,138	HKD	33,176,000	5,052	—
CITI	03/21/2018	USD	1,349,244	HUF	350,517,000	604	(57,889)
CITI	03/21/2018	USD	2,215,567	IDR	30,300,000,000	—	(39,509)
CITI	03/21/2018	USD	2,092,050	ILS	7,310,000	—	(50,522)
CITI	03/21/2018	USD	4,112,338	INR	270,774,000	—	(118,076)
CITI	03/21/2018	USD	4,194,899	KRW	4,538,753,000	2,545	(61,558)
CITI	03/21/2018	USD	7,851,779	MXN	151,014,834	—	(195,993)
CITI	03/21/2018	USD	15,390,604	NOK	125,551,000	—	(921,803)
CITI	03/21/2018	USD	18,053,759	NZD	26,344,000	—	(1,349,917)
CITI	03/21/2018	USD	842,506	PHP	43,000,000	6,457	(283)
CITI	03/21/2018	USD	23,698	PLN	81,000	—	(527)
CITI	03/21/2018	USD	69,107	RUB	4,000,000	6	(1,608)
CITI	03/21/2018	USD	19,237,579	SEK	160,539,000	—	(1,206,352)
CITI	03/21/2018	USD	30,630	SGD	40,000	106	—
CITI	03/21/2018	USD	1,704,207	TRY	6,686,000	—	(49,266)
CITI	03/21/2018	USD	157,985	TWD	4,700,000	—	(3,662)
CITI	03/21/2018	NZD	15,771,000	USD	11,171,698	444,433	—
CITI	03/21/2018	TRY	16,404,000	USD	4,123,550	179,103	(532)
CITI	03/21/2018	PLN	10,380,000	USD	2,921,487	182,906	—
CITI	03/21/2018	BRL	8,000,000	USD	2,438,114	64,095	(4,220)
CITI	03/21/2018	RUB	38,000,000	USD	634,499	37,241	—
CITI	03/21/2018	HUF	635,517,000	USD	2,423,564	126,592	—
CITI	03/21/2018	CZK	68,926,727	USD	3,243,566	151,806	—
CITI	03/21/2018	CAD	12,062,000	USD	9,505,569	306,695	—
CITI	03/21/2018	SGD	5,176,879	USD	3,851,930	99,577	(966)
CITI	03/21/2018	HKD	32,172,453	USD	4,125,424	5	(7,785)
CITI	03/21/2018	EUR	19,495,000	USD	23,371,075	914,089	—

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2018 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	03/21/2018	CLP	2,760,000,000	USD	4,302,318	$272,748	$—
CITI	03/21/2018	AUD	30,375,000	USD	23,151,742	1,320,327	—
CITI	03/21/2018	GBP	11,550,000	USD	16,001,302	433,357	(3,016)
CITI	03/21/2018	KRW	3,912,896,823	USD	3,625,600	44,994	(3,262)
CITI	03/21/2018	CNH	18,928,000	USD	2,873,426	123,366	—
CITI	03/21/2018	CHF	11,812,000	USD	12,126,109	615,190	—
CITI	03/21/2018	MXN	157,829,000	USD	8,255,809	157,952	(2,851)
CITI	03/21/2018	INR	130,774,000	USD	2,027,277	17,722	(1,863)
CITI	03/21/2018	COP	2,810,000,000	USD	987,172	4,333	(4,516)
CITI	03/21/2018	PHP	20,000,000	USD	391,877	43	(2,929)
CITI	03/21/2018	NOK	62,082,000	USD	7,540,180	525,919	—
CITI	03/21/2018	TWD	7,200,000	USD	243,685	4,259	(316)
CITI	03/22/2018	USD	7,312,440	JPY	821,764,000	2	(237,044)
CITI	03/22/2018	JPY	2,468,959,000	USD	22,357,527	342,159	(17,553)
CITI	03/22/2018	ZAR	41,004,000	USD	3,079,951	354,885	—
CITI	03/22/2018	USD	2,993,901	ZAR	39,970,000	—	(354,318)

Total						$6,761,626	$(7,970,506)

SECURITY VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term Investment Companies	$95,052,155	$—	$—	$95,052,155

Total Investments	$95,052,155	$—	$—	$95,052,155

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$5,648,799	$—	$5,648,799
Over-the-Counter Total Return Swap Agreements	—	1,829,386	—	1,829,386
Futures Contracts (C)	1,613,794	—	—	1,613,794
Forward Foreign Currency Contracts (C)	—	6,761,626	—	6,761,626

Total Other Financial Instruments	$1,613,794	$14,239,811	$—	$15,853,605

LIABILITIES
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$(3,488,089)	$—	$(3,488,089)
Over-the-Counter Total Return Swap Agreements	—	(773,133)	—	(773,133)
Futures Contracts (C)	(636,927)	—	—	(636,927)
Forward Foreign Currency Contracts (C)	—	(7,970,506)	—	(7,970,506)

Total Other Financial Instruments	$(636,927)	$(12,231,728)	$—	$(12,868,655)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(B)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(C)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (offshore)
COP	Columbian Peso
CZK	Czech Republic Koruna

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2018 Form N-Q

Transamerica Global Multifactor Macro

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

CURRENCY ABBREVIATIONS (continued):

EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

CITI	Citibank N.A.
GSI	Goldman Sachs International
MLCS	Merrill Lynch Capital Services, Inc.
MLI	Merrill Lynch International

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BKBM	Bank Bill Reference Rate
BM&F Bovespa	Bolsa de Valores, Mercadorias & Futuros de Sao Paulo (Brazilian Stock Exchange Index)
CAC	Cotation Assistée en Continu (French Stock Market Index)
CDOR	Canadian Dollar Offered Rate
CNX Nifty	CRISIL NSE Index (National Stock Exchange of India’s Benchmark Index)
DAX	Deutscher Aktienindex (Frankfurt Stock Index)
EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
IBEX	Índice Bursatil Español (Bolsa de Madrid Stock Market Index)
JSE	Johannesburg Stock Exchange
KLCI	Kuala Lumpur Composite Index
KOSPI	Korean Composite Stock Price Index
LIBOR	London Interbank Offered Rate
MIB	Milano Italia Borsa (FTSE MIB is the primary benchmark index for the Italian equity markets)
NIBOR	Norwegian Interbank Offered Rate
OMX	Norwegian Stockholm Stock Exchange
RBOB	Reformulated Blendstock for Oxygenate Blending
SET	Stock Exchange of Thailand
SGX	Singapore Exchange
SIDE	Swedish Markets
STIBOR	Stockholm Interbank Offered Rate
STOXX	Deutsche Börse Group & SIX Group Index
TAIEX	Taiwan Capitalization Weighted Stock Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra-Low Sulfur Diesel
WIG	Warsaw Stock Exchange Index

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2018 Form N-Q

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Australia - 5.6%
Aventus Retail Property Fund, Ltd., REIT (A)	74,062	$ 128,907
Charter Hall Group, REIT	20,791	98,845
Dexus, REIT	17,076	131,131
GPT Group, REIT	115,117	466,589
Mirvac Group, REIT (A)	173,229	307,094
Scentre Group, REIT	99,695	333,387

		1,465,953

Canada - 1.0%
Canadian Real Estate Investment Trust	1,600	57,912
Chartwell Retirement Residences	6,000	76,098
SmartCentres Real Estate Investment Trust	5,300	130,345

		264,355

France - 5.6%
Gecina SA, REIT	2,118	413,374
Klepierre SA, REIT	9,421	430,319
Unibail-Rodamco SE, REIT	2,422	621,253

		1,464,946

Germany - 4.0%
ADO Properties SA (B)	3,794	204,433
Aroundtown SA	26,604	214,201
Vonovia SE	12,776	629,881

		1,048,515

Hong Kong - 9.8%
CK Asset Holdings, Ltd.	119,064	1,136,204
Hysan Development Co., Ltd.	9,000	50,277
Link REIT	100,613	890,034
Sun Hung Kai Properties, Ltd.	27,955	485,652

		2,562,167

Japan - 14.6%
AEON REIT Investment Corp.	146	159,815
Frontier Real Estate Investment Corp., REIT	23	96,070
Hulic Reit, Inc. (A)	44	69,001
Industrial & Infrastructure Fund Investment Corp., REIT	68	77,736
Japan Excellent, Inc., REIT	59	75,121
Japan Hotel REIT Investment Corp.	212	157,102
Japan Retail Fund Investment Corp., REIT	82	163,369
Kenedix Office Investment Corp., REIT	22	138,848
LaSalle Logiport REIT	50	53,998
Mitsubishi Estate Co., Ltd.	38,936	744,873
Mitsui Fudosan Co., Ltd.	41,253	1,079,788
Mori Hills REIT Investment Corp. (A)	68	85,397
Nippon Prologis REIT, Inc. (A)	93	213,397
Nomura Real Estate Holdings, Inc.	13,006	311,181
Orix JREIT, Inc.	167	257,147
Tokyo Tatemono Co., Ltd.	8,500	136,333

		3,819,176

Singapore - 2.6%
CapitaLand, Ltd.	73,700	215,740
Mapletree Greater China Commercial Trust, REIT	80,800	77,609
Mapletree Industrial Trust, REIT	55,200	89,209
Mapletree Logistics Trust, REIT	145,600	152,060
Suntec Real Estate Investment Trust	96,804	152,755

		687,373

Spain - 1.3%
Axiare Patrimonio SOCIMI SA, REIT	3,117	68,033

	Shares	Value
COMMON STOCKS (continued)
Spain (continued)
Hispania Activos Inmobiliarios SOCIMI SA, REIT	4,981	$ 104,203
Inmobiliaria Colonial Socimi SA, REIT	15,004	167,561

		339,797

Sweden - 1.5%
Castellum AB	5,414	93,303
Fabege AB	5,389	117,835
Fastighets AB Balder, Class B (C)	3,721	99,165
Wihlborgs Fastigheter AB	3,241	78,846

		389,149

United Kingdom - 6.4%
Derwent London PLC, REIT	5,057	210,092
Grainger PLC	19,631	80,442
Hammerson PLC, REIT	26,362	184,530
Land Securities Group PLC, REIT	35,048	498,524
Safestore Holdings PLC, REIT	10,310	73,018
Segro PLC, REIT	45,496	375,570
Shaftesbury PLC, REIT	7,031	99,830
UNITE Group PLC, REIT	12,951	146,556

		1,668,562

United States - 46.3%
Alexandria Real Estate Equities, Inc., REIT	4,616	598,695
AvalonBay Communities, Inc., REIT	250	42,600
Brandywine Realty Trust, REIT	7,800	139,932
Brixmor Property Group, Inc., REIT	13,999	227,204
Columbia Property Trust, Inc., REIT	5,780	126,524
Crown Castle International Corp., REIT	1,761	198,588
CubeSmart, REIT	10,199	280,778
CyrusOne, Inc., REIT	4,432	255,682
DCT Industrial Trust, Inc., REIT	3,076	182,068
Equinix, Inc., REIT	912	415,133
Equity Residential, REIT	4,918	302,998
Essex Property Trust, Inc., REIT	1,863	434,042
Extra Space Storage, Inc., REIT	7,834	653,982
Forest City Realty Trust, Inc., Class A, REIT	12,168	285,583
Geo Group, Inc., REIT	7,450	167,998
GGP, Inc., REIT	28,294	651,611
Healthcare Trust of America, Inc., Class A, REIT	10,080	278,309
Hilton Worldwide Holdings, Inc.	2,311	197,937
Host Hotels & Resorts, Inc., REIT	11,278	234,131
Hyatt Hotels Corp., Class A (C)	2,215	180,080
Invitation Homes, Inc., REIT	15,538	349,450
Iron Mountain, Inc., REIT	11,916	417,417
Kilroy Realty Corp., REIT	2,679	191,066
Kimco Realty Corp., REIT	6,508	103,542
Macerich Co., REIT	5,694	367,662
Marriott International, Inc., Class A	1,512	222,778
MGM Growth Properties LLC, Class A, REIT (A)	4,400	123,464
Paramount Group, Inc., REIT	9,248	138,997
Physicians Realty Trust, REIT	8,096	131,965
Prologis, Inc., REIT	12,626	822,079

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Regency Centers Corp., REIT	7,541	$ 474,404
Retail Opportunity Investments Corp., REIT	6,299	115,713
Simon Property Group, Inc., REIT	5,410	883,832
SL Green Realty Corp., REIT	2,326	233,810
Spirit Realty Capital, Inc., REIT	13,327	108,882
STORE Capital Corp., REIT	7,491	183,604
Sun Communities, Inc., REIT	1,191	105,808
Taubman Centers, Inc., REIT	5,831	359,481
Ventas, Inc., REIT	6,914	386,977
Vornado Realty Trust, REIT	5,875	421,120
Xenia Hotels & Resorts, Inc., REIT	4,975	110,445

		12,106,371

Total Common Stocks (Cost $21,640,098)		25,816,364

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (D)	337,061	$ 337,061

Total Securities Lending Collateral (Cost $337,061)		337,061

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 0.54% (D), dated 01/31/2018, to be repurchased at $225,112 on 02/01/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2021, and with a value of $232,251.	$ 225,108	225,108

Total Repurchase Agreement (Cost $225,108)		225,108

Total Investments (Cost $22,202,267)		26,378,533
Net Other Assets (Liabilities) - (0.9)%		(237,657)

Net Assets - 100.0%		$ 26,140,876

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Equity Real Estate Investment Trusts	73.8%	$ 19,461,317
Real Estate Management & Development	21.5	5,678,154
Hotels, Restaurants & Leisure	2.3	600,795
Health Care Providers & Services	0.3	76,098

Investments, at Value	97.9	25,816,364
Short-Term Investments	2.1	562,169

Total Investments	100.0%	$ 26,378,533

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Global Real Estate Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$12,370,726	$13,445,638	$—	$25,816,364
Securities Lending Collateral	337,061	—	—	337,061
Repurchase Agreement	—	225,108	—	225,108

Total Investments	$12,707,787	$13,670,746	$—	$26,378,533

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $323,426. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the value of the 144A security is $204,433, representing 0.8% of the Fund’s net assets.
(C)	Non-income producing securities.
(D)	Rates disclosed reflect the yields at January 31, 2018.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2018 Form N-Q

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 18.4%
Federal Agricultural Mortgage Corp.
1-Month LIBOR - 0.09%, 1.48% (A), 11/01/2018	$ 32,500,000	$ 32,500,000
3-Month LIBOR - 0.17%, 1.52% (A), 04/03/2018	19,500,000	19,500,000
Federal Farm Credit Banks
3-Month LIBOR - 0.26%, 1.43% (A), 09/28/2018	18,000,000	18,001,112
3-Month LIBOR - 0.23%, 1.46% (A), 04/03/2019	16,000,000	15,998,546
Federal Home Loan Banks
3-Month LIBOR - 0.17%, 1.32% (A), 06/01/2018	20,000,000	20,000,000
1-Month LIBOR - 0.14%, 1.42% (A), 10/19/2018	28,500,000	28,500,000
1-Month LIBOR - 0.09%, 1.47% (A), 01/14/2019	15,600,000	15,600,000
3-Month LIBOR - 0.20%, 1.53% (A), 01/18/2019	16,500,000	16,503,759
Federal Home Loan Mortgage Corp.
3-Month LIBOR - 0.28%, 1.13% (A), 08/10/2018, MTN	34,000,000	34,000,000
Federal National Mortgage Association
3-Month LIBOR - 0.05%, 1.59% (A), 03/21/2018	19,000,000	19,006,973

Total U.S. Government Agency Obligations (Cost $219,610,390)		219,610,390

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 42.8%
Federal Agricultural Mortgage Corp.
1-Month LIBOR - 0.105%, 1.46% (A), 06/22/2018	28,500,000	28,500,000
1.46% (A), 09/14/2018 - 01/02/2019	38,500,000	38,500,000
1.59% (A), 10/30/2018	28,000,000	28,000,000
Federal Agricultural Mortgage Corp. Discount Notes
1.68% (B), 08/03/2018	17,500,000	17,353,664
Federal Farm Credit Discount Notes
1.49% (B), 08/09/2018	17,500,000	17,366,781
Federal Home Loan Bank Discount Notes
1.15% (B), 02/21/2018	33,750,000	33,728,906
1.16% (B), 03/14/2018	33,600,000	33,556,376
1.31% (B), 03/08/2018	52,300,000	52,234,407
1.32% (B), 02/14/2018 - 02/21/2018	26,650,000	26,635,973
1.33% (B), 02/28/2018	14,475,000	14,460,778
1.35% (B), 03/16/2018	66,850,000	66,743,801
1.37% (B), 03/22/2018	15,700,000	15,671,151
1.38% (B), 03/28/2018	18,000,000	17,962,600
1.41% (B), 04/06/2018	36,000,000	35,911,040
1.42% (B), 05/04/2018	11,100,000	11,060,570
1.51% (B), 06/13/2018	9,500,000	9,448,621
1.52% (B), 06/20/2018	9,600,000	9,544,771
1.60% (B), 07/13/2018	20,500,000	20,355,629
Federal Home Loan Mortgage Corp. Discount Notes
1.26% (B), 05/16/2018	33,900,000	33,779,542

Total Short-Term U.S. Government Agency Obligations (Cost $510,814,610)		510,814,610

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 1.4%
U.S. Treasury Bill
1.53% (B), 06/21/2018	$ 17,300,000	$ 17,199,050

Total Short-Term U.S. Government Obligation (Cost $17,199,050)		17,199,050

REPURCHASE AGREEMENTS - 37.4%
Barclays Capital, Inc., 1.35% (B), dated 01/31/2018, to be repurchased at $83,203,120 on 02/01/2018. Collateralized by U.S. Government Agency Obligations, 2.50% - 6.60%, due 12/01/2025 - 02/01/2048, and with a total value of $84,864,000.	83,200,000	83,200,000
Barclays Capital, Inc., 1.52% (B), dated 01/08/2018, to be repurchased at $47,620,333 on 03/09/2018. Collateralized by Foreign Government Obligations, U.S. Government Agency Obligations and U.S. Government Obligations, Zero Coupon - 5.19%, due 02/15/2018 - 07/15/2042, and with a total value of $48,450,078. (C)	47,500,000	47,500,000
Fixed Income Clearing Corp., 0.54% (B), dated 01/31/2018, to be repurchased at $390,764 on 02/01/2018. Collateralized by a U.S. Government Obligation, 2.75%, due 02/15/2024, and with a value of $403,079.	390,758	390,758
Goldman Sachs & Co., 1.30% (B), dated 01/31/2018, to be repurchased at $86,503,124 on 02/01/2018. Collateralized by Foreign Government Obligations and U.S. Government Agency Obligations, 1.00% - 10.50%, due 05/01/2018 - 04/01/2047, and with a total value of $88,230,000.	86,500,000	86,500,000
Jefferies LLC, 1.45% (B), dated 01/31/2018, to be repurchased at $66,402,674 on 02/01/2018. Collateralized by U.S. Government Agency Obligations, 3.00% - 4.50%, due 06/01/2044 - 01/20/2068, and with a total value of $67,728,001.	66,400,000	66,400,000
Nomura Securities International, Inc., 1.35% (B), dated 01/31/2018, to be repurchased at $162,706,101 on 02/01/2018. Collateralized by U.S. Government Agency Obligations, 1.93% - 9.00%, due 02/15/2018 - 08/20/2067, and with a total value of $165,954,000.	162,700,000	162,700,000

Total Repurchase Agreements (Cost $446,690,758)		446,690,758

Total Investments (Cost $1,194,314,808)		1,194,314,808
Net Other Assets (Liabilities) - 0.0% (D)		206,794

Net Assets - 100.0%		$ 1,194,521,602

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Government Money Market

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$219,610,390	$—	$219,610,390
Short-Term U.S. Government Agency Obligations	—	510,814,610	—	510,814,610
Short-Term U.S. Government Obligation	—	17,199,050	—	17,199,050
Repurchase Agreements	—	446,690,758	—	446,690,758

Total Investments	$—	$1,194,314,808	$—	$1,194,314,808

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(B)	Rates disclosed reflect the yields at January 31, 2018.
(C)	Illiquid security. At January 31, 2018, the value of such securities amounted to $47,500,000 or 4.0% of the Fund’s net assets.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Growth

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 96.3%
Aerospace & Defense - 2.6%
Boeing Co.	16,331	$ 5,787,216

Air Freight & Logistics - 2.1%
FedEx Corp.	18,460	4,845,381

Automobiles - 1.3%
Tesla, Inc. (A) (B)	8,226	2,914,554

Banks - 2.8%
JPMorgan Chase & Co.	43,302	5,008,742
PNC Financial Services Group, Inc.	7,887	1,246,304

		6,255,046

Beverages - 1.3%
Monster Beverage Corp. (A)	44,159	3,012,969

Biotechnology - 5.4%
AbbVie, Inc.	25,647	2,878,106
Alexion Pharmaceuticals, Inc. (A)	20,134	2,402,389
BioMarin Pharmaceutical, Inc. (A)	22,099	1,993,993
Celgene Corp. (A)	26,587	2,689,541
Vertex Pharmaceuticals, Inc. (A)	13,444	2,243,400

		12,207,429

Capital Markets - 1.6%
Goldman Sachs Group, Inc.	13,564	3,633,660

Chemicals - 1.0%
Albemarle Corp.	19,688	2,196,984

Electronic Equipment, Instruments & Components - 0.5%
Corning, Inc.	34,580	1,079,588

Energy Equipment & Services - 0.7%
Schlumberger, Ltd.	22,316	1,642,011

Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	21,882	4,264,146
Wal-Mart Stores, Inc.	14,617	1,558,172

		5,822,318

Health Care Equipment & Supplies - 0.1%
IDEXX Laboratories, Inc. (A)	1,285	240,346

Health Care Providers & Services - 1.4%
UnitedHealth Group, Inc.	13,388	3,170,011

Hotels, Restaurants & Leisure - 4.0%
Marriott International, Inc., Class A	29,836	4,396,036
McDonald’s Corp.	27,087	4,635,669

		9,031,705

Internet & Direct Marketing Retail - 8.7%
Amazon.com, Inc. (A)	7,046	10,222,971
Netflix, Inc. (A)	25,924	7,007,257
Priceline Group, Inc. (A)	1,290	2,466,545

		19,696,773

Internet Software & Services - 14.8%
Alibaba Group Holding, Ltd., ADR (A)	43,172	8,819,608
Alphabet, Inc., Class A (A)	4,105	4,853,013

	Shares	Value
COMMON STOCKS (continued)
Internet Software & Services (continued)
Alphabet, Inc., Class C (A)	4,186	$ 4,897,369
Facebook, Inc., Class A (A)	40,211	7,515,034
Tencent Holdings, Ltd.	121,787	7,217,561

		33,302,585

IT Services - 9.2%
FleetCor Technologies, Inc. (A)	13,002	2,762,925
Mastercard, Inc., Class A	38,541	6,513,429
PayPal Holdings, Inc. (A)	39,306	3,353,588
Square, Inc., Class A (A)	26,111	1,224,867
Visa, Inc., Class A	55,502	6,895,013

		20,749,822

Life Sciences Tools & Services - 1.0%
Illumina, Inc. (A)	10,064	2,341,289

Machinery - 2.7%
Caterpillar, Inc.	19,711	3,208,557
Parker-Hannifin Corp.	14,807	2,982,426

		6,190,983

Media - 1.3%
Charter Communications, Inc., Class A (A)	7,586	2,861,818

Oil, Gas & Consumable Fuels - 1.3%
Concho Resources, Inc. (A)	18,194	2,864,463

Personal Products - 1.9%
Estee Lauder Cos., Inc., Class A	31,192	4,209,672

Pharmaceuticals - 1.4%
Bristol-Myers Squibb Co.	50,937	3,188,656

Semiconductors & Semiconductor Equipment - 5.2%
Broadcom, Ltd.	18,223	4,519,851
NVIDIA Corp.	16,364	4,022,271
Texas Instruments, Inc.	29,169	3,198,964

		11,741,086

Software - 12.6%
Activision Blizzard, Inc.	35,986	2,667,642
Adobe Systems, Inc. (A)	26,783	5,350,172
Microsoft Corp.	86,612	8,229,006
Red Hat, Inc. (A)	23,860	3,134,727
salesforce.com, Inc. (A)	44,549	5,074,577
Splunk, Inc. (A)	19,218	1,775,167
Workday, Inc., Class A (A)	17,870	2,142,434

		28,373,725

Specialty Retail - 3.0%
Home Depot, Inc.	27,901	5,605,311
Industria de Diseno Textil SA	32,853	1,177,568

		6,782,879

Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	61,733	10,335,956

Textiles, Apparel & Luxury Goods - 1.2%
Kering, ADR	55,034	2,784,170

Total Common Stocks (Cost $112,078,249)		217,263,095

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (C)	2,971,530	$ 2,971,530

Total Securities Lending Collateral (Cost $2,971,530)		2,971,530

	Principal	Value
REPURCHASE AGREEMENT - 3.3%
Fixed Income Clearing Corp., 0.54% (C), dated 01/31/2018, to be repurchased at $7,401,131 on 02/01/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2021, and with a value of $7,550,733.	$ 7,401,020	7,401,020

Total Repurchase Agreement (Cost $7,401,020)		7,401,020

Total Investments (Cost $122,450,799)		227,635,645
Net Other Assets (Liabilities) - (0.9)%		(2,106,537)

Net Assets - 100.0%		$ 225,529,108

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$208,867,966	$8,395,129	$—	$217,263,095
Securities Lending Collateral	2,971,530	—	—	2,971,530
Repurchase Agreement	—	7,401,020	—	7,401,020

Total Investments	$211,839,496	$15,796,149	$—	$227,635,645

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $2,912,428. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at January 31, 2018.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 33.9%
Ally Auto Receivables Trust
Series 2017-4, Class A4,
1.96%, 07/15/2022	$ 1,500,000	$ 1,473,585
AmeriCredit Automobile Receivables Trust
Series 2014-3, Class D,
3.13%, 10/08/2020	1,270,000	1,279,661
Series 2015-4, Class C,
2.88%, 07/08/2021	750,000	754,039
Series 2016-1, Class C,
2.89%, 01/10/2022	950,000	955,948
Series 2016-4, Class B,
1.83%, 12/08/2021	1,000,000	986,448
Series 2017-1, Class C,
2.71%, 08/18/2022	1,000,000	992,621
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class B,
3.04%, 03/20/2019 (A)	283,333	283,511
Series 2014-1A, Class A,
2.46%, 07/20/2020 (A)	1,250,000	1,250,458
Series 2014-1A, Class B,
2.96%, 07/20/2020 (A)	375,000	375,295
Barclays Dryrock Issuance Trust
Series 2016-1, Class A,
1.52%, 05/16/2022	2,000,000	1,978,046
Cabela’s Credit Card Master Note Trust
Series 2015-1A, Class A1,
2.26%, 03/15/2023	3,350,000	3,335,894
Capital Auto Receivables Asset Trust
Series 2015-4, Class C,
2.89%, 02/22/2021	1,630,000	1,640,068
Series 2016-1, Class B,
2.67%, 12/21/2020	1,000,000	1,001,532
Series 2016-2, Class B,
2.11%, 03/22/2021	1,000,000	993,367
Series 2016-3, Class C,
2.35%, 09/20/2021	725,000	720,304
Capital One Multi-Asset Execution Trust
Series 2015-A1, Class A1,
1.39%, 01/15/2021	3,800,000	3,798,417
Series 2015-A8, Class A8,
2.05%, 08/15/2023	3,300,000	3,260,774
Series 2016-A3, Class A3,
1.34%, 04/15/2022	2,920,000	2,884,982
Series 2016-A4, Class A4,
1.33%, 06/15/2022	3,350,000	3,301,074
Series 2016-A6, Class A6,
1.82%, 09/15/2022	2,015,000	1,996,921
Series 2017-A1, Class A1,
2.00%, 01/17/2023	2,000,000	1,982,366
Series 2017-A4, Class A4,
1.99%, 07/17/2023	4,360,000	4,302,139
CarMax Auto Owner Trust
Series 2015-2, Class C,
2.39%, 03/15/2021	900,000	899,238
Series 2018-1, Class C,
2.95%, 11/15/2023	1,500,000	1,491,597
CCG Receivables Trust
Series 2015-1, Class B,
2.60%, 01/17/2023 (A)	800,000	800,015
Chesapeake Funding II LLC
Series 2017-2A, Class B,
2.81%, 05/15/2029 (A)	1,300,000	1,298,918

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CIT Equipment Collateral
Series 2014-VT1, Class C,
2.65%, 10/20/2022 (A)	$ 2,000,000	$ 2,002,079
Citibank Credit Card Issuance Trust
Series 2017-A2, Class A2,
1.74%, 01/19/2021	3,000,000	2,989,546
Series 2017-A3, Class A3,
1.92%, 04/07/2022	3,700,000	3,659,500
CLI Funding V LLC
Series 2013-1A, Class NOTE,
2.83%, 03/18/2028 (A)	550,733	539,233
Series 2013-3A, Class A,
3.67%, 11/18/2028 (A)	358,621	351,866
CNH Equipment Trust
Series 2014-B, Class B,
1.93%, 11/15/2021	1,050,000	1,049,854
Series 2014-C, Class A3,
1.05%, 11/15/2019	202,181	201,876
Series 2015-A, Class B,
2.14%, 08/15/2022	2,000,000	1,991,716
Series 2015-B, Class A3,
1.37%, 07/15/2020	429,681	428,795
Series 2015-B, Class B,
2.23%, 10/17/2022	1,825,000	1,820,475
Series 2017-C, Class B,
2.54%, 05/15/2025	1,140,000	1,120,875
Colony American Homes
Series 2015-1A, Class A,
1-Month LIBOR + 1.20%, 2.75% (B), 07/17/2032 (A)	1,512,626	1,517,620
Dell Equipment Finance Trust
Series 2017-2, Class C,
2.73%, 10/24/2022 (A)	1,000,000	991,669
Diamond Resorts Owner Trust
Series 2013-2, Class A,
2.27%, 05/20/2026 (A)	594,681	593,678
Discover Card Execution Note Trust
Series 2015-A4, Class A4,
2.19%, 04/17/2023	3,000,000	2,976,862
Entergy Texas Restoration Funding LLC
Series 2009-A, Class A2,
3.65%, 08/01/2019	450,481	451,188
Ford Credit Auto Owner Trust
Series 2016-C, Class B,
1.73%, 03/15/2022	1,418,000	1,386,304
Series 2017-A, Class C,
2.41%, 07/15/2023	2,578,000	2,550,134
Series 2017-C, Class C,
2.50%, 05/15/2024	2,000,000	1,971,126
Ford Credit Floorplan Master Owner Trust
Series 2016-5, Class A1,
1.95%, 11/15/2021	3,150,000	3,124,399
Series 2017-2, Class B,
2.34%, 09/15/2022	1,570,000	1,555,150
GM Financial Consumer Automobile Receivables Trust
Series 2018-1, Class C,
2.77%, 07/17/2023	1,000,000	992,361
Huntington Auto Trust
Series 2016-1, Class A3,
1.59%, 11/16/2020	1,835,000	1,825,711
Hyundai Auto Receivables Trust
Series 2017-B, Class B,
2.23%, 02/15/2023	1,840,000	1,799,004

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
John Deere Owner Trust
Series 2017-B, Class A4,
2.11%, 07/15/2024	$ 1,300,000	$ 1,278,062
MVW Owner Trust
Series 2015-1A, Class A,
2.52%, 12/20/2032 (A)	1,111,932	1,100,534
Series 2016-1A, Class A,
2.25%, 12/20/2033 (A)	663,587	650,878
Series 2017-1A, Class A,
2.42%, 12/20/2034 (A)	1,376,215	1,350,897
Sierra Receivables Funding Co. LLC
Series 2017-1A, Class A,
2.91%, 03/20/2034 (A)	690,310	685,939
Sierra Timeshare Receivables Funding LLC
Series 2015-1A, Class A,
2.40%, 03/22/2032 (A)	354,212	352,211
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A,
2.22%, 01/15/2022	2,062,000	2,063,818
Toyota Auto Receivables Owner Trust
Series 2017-A, Class A2A,
1.42%, 09/16/2019	1,025,003	1,023,366
Verizon Owner Trust
Series 2017-1A, Class B,
2.45%, 09/20/2021 (A)	1,350,000	1,343,722
Series 2017-2A, Class C,
2.38%, 12/20/2021 (A)	850,000	839,587
World Omni Auto Receivables Trust
Series 2015-A, Class A4,
1.75%, 04/15/2021	2,450,000	2,440,731
Series 2018-A, Class B,
2.89%, 04/15/2025	1,500,000	1,499,748
World Omni Automobile Lease Securitization Trust
Series 2015-A, Class B,
1.94%, 12/15/2020	2,030,000	2,028,307
Series 2016-A, Class A4,
1.61%, 01/15/2022	1,000,000	992,159

Total Asset-Backed Securities (Cost $100,510,193)		99,578,198

CORPORATE DEBT SECURITIES - 27.0%
Banks - 6.9%
Banco del Estado de Chile
2.67%, 01/08/2021 (A)	1,150,000	1,151,725
Bank of America Corp.
2.65%, 04/01/2019	3,941,000	3,953,753
Bank of Nova Scotia
2.70%, 03/07/2022 (C)	1,270,000	1,254,520
Citigroup, Inc.
2.55%, 04/08/2019	3,425,000	3,429,291
JPMorgan Chase & Co.
2.55%, 10/29/2020	1,000,000	996,743
KeyBank NA
2.35%, 03/08/2019	3,330,000	3,327,137
Toronto-Dominion Bank
1.90%, 10/24/2019, MTN	2,835,000	2,807,355
Wells Fargo & Co.
2.50%, 03/04/2021	3,425,000	3,394,739

		20,315,263

Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/2021	2,000,000	1,993,597

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 2.4%
Goldman Sachs Group, Inc.
3-Month LIBOR + 1.36%, 3.11% (B), 04/23/2021	$ 3,005,000	$ 3,085,982
Morgan Stanley
2.65%, 01/27/2020	4,000,000	3,999,237

		7,085,219

Chemicals - 0.9%
Airgas, Inc.
1.65%, 02/15/2018	2,575,000	2,574,754

Communications Equipment - 0.3%
Cisco Systems, Inc.
2.20%, 02/28/2021	825,000	815,529

Consumer Finance - 3.8%
Ford Motor Credit Co. LLC
2.24%, 06/15/2018	1,500,000	1,501,016
3.34%, 03/28/2022	1,000,000	997,297
General Motors Financial Co., Inc.
3.20%, 07/13/2020	3,080,000	3,103,434
John Deere Capital Corp.
1.25%, 10/09/2019, MTN	2,875,000	2,823,362
PACCAR Financial Corp.
1.75%, 08/14/2018, MTN	760,000	759,361
Toyota Motor Credit Corp.
1.70%, 02/19/2019, MTN	2,025,000	2,014,677

		11,199,147

Diversified Financial Services - 0.8%
Bear Stearns Cos. LLC
7.25%, 02/01/2018	2,500,000	2,500,000

Diversified Telecommunication Services - 2.0%
AT&T, Inc.
2.80%, 02/17/2021	2,215,000	2,207,570
Verizon Communications, Inc.
3-Month LIBOR + 0.55%, 2.00% (B), 05/22/2020	1,800,000	1,810,177
3.13%, 03/16/2022	1,800,000	1,804,610

		5,822,357

Equity Real Estate Investment Trusts - 0.9%
Ventas Realty, LP / Ventas Capital Corp.
4.00%, 04/30/2019	2,516,000	2,554,060

Food & Staples Retailing - 1.2%
CVS Health Corp.
2.80%, 07/20/2020	3,500,000	3,495,013

Independent Power & Renewable Electricity Producers - 1.0%
Exelon Generation Co. LLC
5.20%, 10/01/2019	2,795,000	2,915,381

Industrial Conglomerates - 0.8%
Honeywell International, Inc.
1.40%, 10/30/2019	2,350,000	2,313,778

IT Services - 1.0%
Visa, Inc. 2.20%, 12/14/2020	3,075,000	3,054,947

Multi-Utilities - 0.9%
Public Service Co. of Oklahoma
5.15%, 12/01/2019	2,550,000	2,655,349

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 1.6%
Chevron Corp.
1.72%, 06/24/2018	$ 1,500,000	$ 1,499,341
Petroleos Mexicanos
3-Month LIBOR + 2.02%, 3.75% (B), 07/18/2018	3,250,000	3,259,750

		4,759,091

Pharmaceuticals - 0.8%
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/2020 (C)	2,500,000	2,430,127

Semiconductors & Semiconductor Equipment - 0.4%
Altera Corp.
2.50%, 11/15/2018	1,050,000	1,055,023

Technology Hardware, Storage & Peripherals - 0.6%
Hewlett Packard Enterprise Co.
2.85%, 10/05/2018	1,800,000	1,808,219

Total Corporate Debt Securities (Cost $79,879,216)		79,346,854

MORTGAGE-BACKED SECURITIES - 8.9%
BX Trust
Series 2017-SLCT, Class B,
1-Month LIBOR + 1.20%, 2.76% (B), 07/15/2034 (A)	1,800,000	1,804,480
CGDB Commercial Mortgage Trust
Series 2017-BIO, Class B,
1-Month LIBOR + 0.95%, 2.51% (B), 05/15/2030 (A)	1,600,000	1,601,010
CGGS Commercial Mortgage Trust
Series 2016-RNDA, Class AFX,
2.76%, 02/10/2033 (A)	2,863,750	2,861,196
CLNS Trust
Series 2017-IKPR, Class B,
1-Month LIBOR + 1.00%, 2.55% (B), 06/11/2032 (A)	1,600,000	1,602,494
COMM Mortgage Trust
Series 2012-LC4, Class A3,
3.07%, 12/10/2044	832,539	836,271
Core Industrial Trust
Series 2015-TEXW, Class C,
3.73%, 02/10/2034 (A)	3,200,000	3,226,978
DBCG Mortgage Trust
Series 2017-BBG, Class B,
1-Month LIBOR + 0.85%, 2.41% (B), 06/15/2034 (A)	1,600,000	1,601,495
GS Mortgage Securities Corp. II
Series 2017-SLP, Class B,
Zero Coupon, 10/10/2032 (A)	1,450,000	1,459,214
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class A3,
3.14%, 06/15/2045	795,376	798,687
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9, Class A2,
1.97%, 05/15/2046	426,862	426,496

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust
Series 2014-MP, Class A,
3.47%, 08/11/2033 (A)	$ 3,200,000	$ 3,241,712
Series 2016-UB12, Class A1,
1.78%, 12/15/2049	1,990,144	1,960,317
Series 2017-CLS, Class B,
1-Month LIBOR + 0.85%, 2.41% (B), 11/15/2034 (A)	1,600,000	1,603,510
UBS Commercial Mortgage Trust
Series 2012-C1, Class A3,
3.40%, 05/10/2045	3,141,580	3,197,647

Total Mortgage-Backed Securities (Cost $26,551,209)		26,221,507

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.8%
Federal Home Loan Mortgage Corp.
2.18%, 05/25/2022	2,206,044	2,163,585
1-Year CMT + 2.04%, 2.91% (B), 06/01/2033	824,144	865,512
4.50%, 09/01/2026	891,515	925,400
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.97% (B), 01/25/2021	2,000,000	2,072,087
Federal National Mortgage Association
0.05% (B), 10/25/2021	32,794,744	135,652
0.30% (B), 01/25/2022	32,507,812	296,702
1.95%, 11/01/2020	2,630,000	2,574,628
FREMF Mortgage Trust
3.81% (B), 06/25/2047 (A)	1,060,027	1,072,947
3.95% (B), 08/25/2047 (A)	1,940,000	1,970,129
4.26% (B), 01/25/2045 (A)	1,580,000	1,635,703
Government National Mortgage Association
4.51% (B), 12/20/2061	1,537,109	1,563,996
4.63% (B), 11/20/2061	712,291	720,830
4.66% (B), 09/20/2063	1,409,151	1,428,228
4.71% (B), 02/20/2063	1,598,472	1,630,769
4.75% (B), 02/20/2061	92,590	93,192
4.83% (B), 06/20/2063	1,328,131	1,356,146
4.84% (B), 02/20/2061	104,779	106,170
4.85% (B), 05/20/2062	1,184,854	1,209,984
4.87% (B), 05/20/2061	286,544	289,193
5.26% (B), 11/20/2060	1,212,467	1,243,196
5.30% (B), 04/20/2061	603,515	619,404
5.48% (B), 01/20/2060	1,489,604	1,526,684
5.75%, 12/15/2022	227,384	240,556

Total U.S. Government Agency Obligations (Cost $26,447,796)		25,740,693

U.S. GOVERNMENT OBLIGATIONS - 21.4%
U.S. Treasury - 21.4%
U.S. Treasury Floating Rate Note 3-Month Treasury Money Market Yield + 0.14%, 1.57% (B), 01/31/2019	16,230,000	16,260,443
U.S. Treasury Note
0.88%, 07/31/2019	6,834,000	6,714,672
1.13%, 02/28/2021	17,975,700	17,334,613
1.50%, 05/15/2020	23,000,000	22,639,727

Total U.S. Government Obligations (Cost $63,629,592)		62,949,455

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2018 Form N-Q

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (D)	2,660,140	$ 2,660,140

Total Securities Lending Collateral (Cost $2,660,140)		2,660,140

Total Investments (Cost $299,678,146)		296,496,847
Net Other Assets (Liabilities) - (0.9)%		(2,618,139)

Net Assets - 100.0%		$ 293,878,708

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$99,578,198	$—	$99,578,198
Corporate Debt Securities	—	79,346,854	—	79,346,854
Mortgage-Backed Securities	—	26,221,507	—	26,221,507
U.S. Government Agency Obligations	—	25,740,693	—	25,740,693
U.S. Government Obligations	—	62,949,455	—	62,949,455
Securities Lending Collateral	2,660,140	—	—	2,660,140

Total Investments	$2,660,140	$293,836,707	$—	$296,496,847

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the total value of 144A securities is $41,160,703, representing 14.0% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,606,359. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rate disclosed reflects the yield at January 31, 2018.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2018 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 95.5%
Aerospace & Defense - 1.2%
Bombardier, Inc.
6.00%, 10/15/2022 (A)	$ 993,000	$ 993,000
6.13%, 01/15/2023 (A)	5,320,000	5,373,200
7.75%, 03/15/2020 (A)	3,604,000	3,883,310
DAE Funding LLC
4.50%, 08/01/2022 (A)	1,573,000	1,565,135
5.00%, 08/01/2024 (A)	2,539,000	2,519,958
Triumph Group, Inc.
5.25%, 06/01/2022	6,462,000	6,356,992
7.75%, 08/15/2025	3,390,000	3,593,400

		24,284,995

Airlines - 2.4%
American Airlines Group, Inc.
4.63%, 03/01/2020 (A)	2,740,000	2,774,250
5.50%, 10/01/2019 (A)	6,461,000	6,606,372
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (A)	5,978,572	6,168,093
5.63%, 07/15/2022 (A)	2,996,625	3,105,103
6.13%, 07/15/2018 (A)	9,965,000	10,052,692
Continental Airlines Pass-Through Trust
5.50%, 04/29/2022	686,177	714,482
6.13%, 04/29/2018	6,425,000	6,480,897
6.90%, 10/19/2023	3,250,922	3,421,595
United Airlines Pass-Through Trust 4.63%, 03/03/2024	1,492,518	1,536,293
United Continental Holdings, Inc.
4.25%, 10/01/2022	615,000	618,075
6.38%, 06/01/2018	2,346,000	2,369,460
US Airways Pass-Through Trust
5.45%, 06/03/2018	881,000	887,608
6.75%, 12/03/2022	1,793,887	1,941,883

		46,676,803

Auto Components - 0.2%
Goodyear Tire & Rubber Co.
5.00%, 05/31/2026	3,500,000	3,543,750

Banks - 3.1%
Bank of America Corp.
3-Month LIBOR + 3.63%, 5.40% (B), 04/30/2018 (C)	10,059,000	10,194,092
Barclays PLC
Fixed until 09/15/2019, 6.63% (B), 09/15/2019 (C) (D)	5,726,000	5,881,117
Fixed until 12/15/2018, 8.25% (B), 12/15/2018 (C)	5,930,000	6,174,850
BNP Paribas SA
Fixed until 03/14/2022, 6.75% (B), 03/14/2022 (A) (C)	5,325,000	5,737,688
Fixed until 03/30/2021, 7.63% (B), 03/30/2021 (A) (C)	2,298,000	2,507,693
CIT Group, Inc.
5.00%, 08/15/2022	4,330,000	4,524,850
Intesa Sanpaolo SpA
5.71%, 01/15/2026 (A)	7,065,000	7,427,103
Lloyds Banking Group PLC
Fixed until 06/27/2024, 7.50% (B), 06/27/2024 (C)	6,675,000	7,534,406

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Royal Bank of Scotland Group PLC
Fixed until 08/15/2021, 8.63% (B), 08/15/2021 (C)	$ 2,910,000	$ 3,248,288
Societe Generale SA
Fixed until 09/13/2021, 7.38% (B), 09/13/2021 (A) (C)	6,588,000	7,106,805

		60,336,892

Beverages - 0.3%
Cott Holdings, Inc.
5.50%, 04/01/2025 (A)	5,510,000	5,613,313

Building Products - 3.4%
Airxcel, Inc.
8.50%, 02/15/2022 (A)	4,436,000	4,718,795
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 01/01/2024 (A)	18,933,000	20,447,640
Builders FirstSource, Inc.
5.63%, 09/01/2024 (A)	8,356,000	8,742,465
Griffon Corp.
5.25%, 03/01/2022 (A)	3,968,000	4,037,440
5.25%, 03/01/2022	11,210,000	11,406,175
Ply Gem Industries, Inc.
6.50%, 02/01/2022	16,435,000	17,060,209

		66,412,724

Capital Markets - 1.6%
Credit Suisse Group AG
Fixed until 12/18/2024, 6.25% (B), 12/18/2024 (A) (C)	1,350,000	1,456,312
Fixed until 12/11/2023, 7.50% (B), 12/11/2023 (A) (C)	11,458,000	13,033,475
Goldman Sachs Capital II
3-Month LIBOR + 0.77%, 4.00% (B), 03/05/2018 (C)	1,048,000	922,240
Goldman Sachs Group, Inc.
Fixed until 05/10/2019, 5.70% (B), 05/10/2019 (C) (D)	5,908,000	6,032,777
Morgan Stanley
Fixed until 07/15/2019, 5.45% (B), 07/15/2019 (C) (D)	5,712,000	5,854,800
Fixed until 07/15/2020, 5.55% (B), 07/15/2020 (C) (D)	4,320,000	4,465,800

		31,765,404

Chemicals - 1.3%
Hexion, Inc.
6.63%, 04/15/2020	12,292,000	11,201,085
7.88%, 02/15/2023	4,886,000	3,273,620
10.00%, 04/15/2020	1,821,000	1,764,094
NOVA Chemicals Corp.
4.88%, 06/01/2024 (A)	2,581,000	2,597,131
5.25%, 06/01/2027 (A)	7,249,000	7,230,878

		26,066,808

Commercial Services & Supplies - 0.8%
Aramark Services, Inc.
5.00%, 02/01/2028 (A)	1,768,000	1,803,360

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023 (D)	$ 4,368,000	$ 4,400,760
6.38%, 04/01/2024 (A) (D)	4,533,000	4,641,792
GW Honos Security Corp.
8.75%, 05/15/2025 (A)	3,677,000	3,989,545

		14,835,457

Communications Equipment - 0.4%
CommScope Technologies LLC
6.00%, 06/15/2025 (A)	8,234,000	8,663,732

Construction & Engineering - 2.3%
Abengoa Abenewco 2 SAU
PIK Rate 1.50%, Cash Rate 0.25%, 03/31/2023 (A) (E)	1,903,262	342,587
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.75%, 08/01/2025 (A)	6,664,000	6,680,660
6.88%, 02/15/2021 (A)	12,714,000	12,904,710
Brookfield Residential Properties, Inc.
6.38%, 05/15/2025 (A)	7,249,000	7,647,695
6.50%, 12/15/2020 (A)	1,972,000	2,011,440
Century Communities, Inc.
5.88%, 07/15/2025	6,073,000	6,156,504
Weekley Homes LLC / Weekley Finance Corp.
6.00%, 02/01/2023	4,535,000	4,576,223
William Lyon Homes, Inc.
5.88%, 01/31/2025	3,926,000	4,009,427

		44,329,246

Consumer Finance - 2.6%
Ally Financial, Inc.
3.25%, 02/13/2018	872,000	872,000
5.75%, 11/20/2025 (D)	3,127,000	3,338,698
7.50%, 09/15/2020	5,468,000	6,014,800
8.00%, 03/15/2020	2,445,000	2,666,272
Altice Financing SA
6.63%, 02/15/2023 (A) (D)	3,084,000	3,123,784
7.50%, 05/15/2026 (A)	4,860,000	5,048,325
Altice US Finance I Corp.
5.38%, 07/15/2023 (A)	2,275,000	2,329,031
Navient Corp.
4.88%, 06/17/2019, MTN	2,923,000	2,961,057
5.00%, 10/26/2020	2,713,000	2,756,951
5.88%, 10/25/2024 (D)	2,955,000	2,966,909
6.50%, 06/15/2022	3,408,000	3,599,700
6.63%, 07/26/2021	1,020,000	1,083,750
OneMain Financial Holdings LLC
7.25%, 12/15/2021 (A)	7,727,000	7,997,445
Springleaf Finance Corp.
5.25%, 12/15/2019	1,000,000	1,030,000
6.00%, 06/01/2020	5,153,000	5,333,355
8.25%, 12/15/2020	551,000	607,477

		51,729,554

Containers & Packaging - 2.7%
ARD Finance SA
PIK Rate 7.13%, Cash Rate 7.13%, 09/15/2023 (E)	5,091,000	5,294,640
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
6.00%, 02/15/2025 (A)	5,357,000	5,531,103
7.25%, 05/15/2024 (A)	4,840,000	5,201,548

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Ball Corp.
4.38%, 12/15/2020	$ 2,143,000	$ 2,196,575
5.25%, 07/01/2025	1,838,000	1,948,280
BWAY Holding Co.
5.50%, 04/15/2024 (A)	6,211,000	6,436,149
7.25%, 04/15/2025 (A)	1,207,000	1,259,806
Coveris Holdings SA
7.88%, 11/01/2019 (A) (D)	2,755,000	2,748,113
Crown Americas LLC / Crown Americas Capital Corp.
4.75%, 02/01/2026 (A)	1,755,000	1,763,775
Flex Acquisition Co., Inc.
6.88%, 01/15/2025 (A)	4,005,000	4,110,131
OI European Group BV
4.00%, 03/15/2023 (A)	2,545,000	2,524,322
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (A)	4,560,000	4,845,000
6.38%, 08/15/2025 (A)	1,470,000	1,624,350
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (A)	2,268,000	2,329,009
5.75%, 10/15/2020	721,985	734,620
6.88%, 02/15/2021	2,673,559	2,713,662
7.00%, 07/15/2024 (A)	1,176,000	1,250,970

		52,512,053

Diversified Financial Services - 1.9%
Dana Financing Luxembourg Sarl
5.75%, 04/15/2025 (A)	9,125,000	9,581,250
ILFC E-Capital Trust I
1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 4.37% (B), 12/21/2065 (A)	10,412,000	10,177,730
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.25%, 08/15/2024 (A)	2,767,000	2,874,221
7.38%, 04/01/2020 (A)	500,000	510,000
7.50%, 04/15/2021 (A)	5,754,000	5,991,353
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.25%, 03/15/2022 (A)	7,270,000	7,415,400

		36,549,954

Diversified Telecommunication Services - 7.3%
CenturyLink, Inc.
6.45%, 06/15/2021	5,773,000	5,866,465
6.75%, 12/01/2023 (D)	9,506,000	9,247,437
7.50%, 04/01/2024 (D)	1,917,000	1,931,378
7.60%, 09/15/2039	7,755,000	6,814,706
7.65%, 03/15/2042	11,018,000	9,646,259
Frontier Communications Corp.
7.63%, 04/15/2024	12,316,000	8,128,560
8.75%, 04/15/2022	2,766,000	2,160,938
9.00%, 08/15/2031 (D)	7,484,000	4,883,310
11.00%, 09/15/2025	1,348,000	1,053,125
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	328,000	331,280
6.50%, 06/15/2019	1,183,000	1,237,714
6.63%, 08/01/2026	4,443,000	4,699,805
7.63%, 06/15/2021	15,351,000	16,770,967
Intelsat Jackson Holdings SA
7.50%, 04/01/2021 (D)	12,100,000	10,300,125
8.00%, 02/15/2024 (A)	1,247,000	1,309,350
9.50%, 09/30/2022 (A)	2,165,000	2,478,925

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Level 3 Parent LLC
5.75%, 12/01/2022	$ 2,918,000	$ 2,947,180
SFR Group SA
7.38%, 05/01/2026 (A)	8,784,000	8,652,240
Sprint Capital Corp.
6.90%, 05/01/2019	3,343,000	3,485,078
UPCB Finance IV, Ltd.
5.38%, 01/15/2025 (A)	5,621,000	5,719,367
Virgin Media Finance PLC
5.75%, 01/15/2025 (A)	8,490,000	8,564,287
6.38%, 04/15/2023 (A)	9,479,000	9,763,370
Virgin Media Secured Finance PLC
5.25%, 01/15/2026 (A)	7,038,000	7,161,165
5.50%, 08/15/2026 (A)	1,575,000	1,614,863
Windstream Services LLC / Windstream Finance Corp.
6.38%, 08/01/2023 (A)	4,403,000	2,476,688
7.75%, 10/01/2021 (D)	3,630,000	2,649,900
8.63%, 10/31/2025 (A)	2,500,000	2,337,500

		142,231,982

Electric Utilities - 1.0%
Elwood Energy LLC
8.16%, 07/05/2026	5,548,651	6,186,746
Red Oak Power LLC
9.20%, 11/30/2029	7,249,000	8,254,799
Terraform Global Operating LLC
9.75%, 08/15/2022 (A)	3,973,000	4,400,097

		18,841,642

Electronic Equipment, Instruments & Components - 0.1%
Sanmina Corp.
4.38%, 06/01/2019 (A)	1,856,000	1,890,800

Energy Equipment & Services - 3.2%
CSI Compressco, LP / CSI Compressco Finance, Inc.
7.25%, 08/15/2022	6,872,000	6,768,920
Exterran Energy Solutions, LP / EES Finance Corp.
8.13%, 05/01/2025 (A)	3,836,000	4,190,830
Genesis Energy, LP / Genesis Energy Finance Corp.
6.50%, 10/01/2025 (D)	4,020,000	4,090,350
6.75%, 08/01/2022	7,750,000	8,040,625
Noble Holding International, Ltd.
6.05%, 03/01/2041	3,513,000	2,441,535
8.70%, 04/01/2045	2,998,000	2,600,765
NuStar Logistics, LP
4.80%, 09/01/2020	10,806,000	11,022,120
5.63%, 04/28/2027 (D)	2,956,000	3,091,828
6.75%, 02/01/2021	2,632,000	2,832,690
8.40%, 04/15/2018	2,960,000	2,989,600
Rowan Cos., Inc.
4.88%, 06/01/2022 (D)	5,458,000	5,294,260
7.38%, 06/15/2025 (D)	660,000	676,296
Weatherford International LLC
6.80%, 06/15/2037 (D)	4,470,000	3,933,600
Weatherford International, Ltd.
6.75%, 09/15/2040 (D)	5,177,000	4,503,990

		62,477,409

Equity Real Estate Investment Trusts - 1.7%
CBL & Associates, LP
5.25%, 12/01/2023 (D)	8,406,000	7,862,646
5.95%, 12/15/2026 (D)	2,562,000	2,360,875

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Iron Mountain, Inc.
4.38%, 06/01/2021 (A)	$ 2,059,000	$ 2,084,738
5.25%, 03/15/2028 (A)	8,257,000	8,029,932
iStar, Inc.
5.25%, 09/15/2022	2,788,000	2,781,030
6.00%, 04/01/2022	4,917,000	5,027,632
SBA Communications Corp.
4.00%, 10/01/2022 (A)	2,321,000	2,286,185
Uniti Group, LP / Uniti Fiber Holdings, Inc.
7.13%, 12/15/2024 (A)	2,129,000	1,889,488
Uniti Group, LP / Uniti Group Finance, Inc.
8.25%, 10/15/2023	1,442,000	1,366,295

		33,688,821

Food & Staples Retailing - 1.3%
Albertsons Cos. LLC / Safeway, Inc.
5.75%, 03/15/2025	5,727,000	5,111,347
6.63%, 06/15/2024 (D)	6,004,000	5,703,800
Rite Aid Corp.
6.13%, 04/01/2023 (A) (D)	10,873,000	10,139,072
6.75%, 06/15/2021	3,578,000	3,637,216
7.70%, 02/15/2027	869,000	766,893

		25,358,328

Food Products - 1.1%
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025 (A)	4,419,000	4,375,738
7.25%, 06/01/2021 (A)	3,698,000	3,771,960
Pilgrim’s Pride Corp.
5.75%, 03/15/2025 (A)	3,564,000	3,599,640
5.88%, 09/30/2027 (A)	740,000	741,850
Post Holdings, Inc.
5.63%, 01/15/2028 (A)	2,756,000	2,743,942
8.00%, 07/15/2025 (A)	4,998,000	5,597,760

		20,830,890

Gas Utilities - 0.2%
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75%, 06/15/2023 (D)	3,808,000	3,598,560

Health Care Equipment & Supplies - 1.4%
DJO Finco, Inc. / DJO Finance LLC
8.13%, 06/15/2021 (A)	8,669,000	8,365,585
Hologic, Inc.
5.25%, 07/15/2022 (A)	5,007,000	5,197,266
Mallinckrodt International Finance SA
4.75%, 04/15/2023 (D)	4,623,000	3,790,860
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.50%, 04/15/2025 (A)	5,190,000	4,281,750
5.75%, 08/01/2022 (A) (D)	6,121,000	5,616,017

		27,251,478

Health Care Providers & Services - 5.4%
CHS / Community Health Systems, Inc.
5.13%, 08/01/2021 (D)	1,445,000	1,347,463
6.25%, 03/31/2023	2,212,000	2,046,100
6.88%, 02/01/2022 (D)	16,604,000	11,809,595
7.13%, 07/15/2020 (D)	5,254,000	4,570,980
DaVita, Inc.
5.13%, 07/15/2024	1,169,000	1,177,803
5.75%, 08/15/2022	5,763,000	5,939,492
Encompass Health Corp.
5.75%, 11/01/2024 - 09/15/2025	8,639,000	8,845,784

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2018 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
HCA Healthcare, Inc.
6.25%, 02/15/2021	$ 9,888,000	$ 10,530,720
HCA, Inc.
5.88%, 03/15/2022 - 02/15/2026	10,970,000	11,618,862
7.50%, 02/15/2022	12,442,000	13,966,145
LifePoint Health, Inc.
5.38%, 05/01/2024 (D)	2,834,000	2,731,267
5.50%, 12/01/2021	5,417,000	5,511,797
5.88%, 12/01/2023	2,805,000	2,808,506
Tenet Healthcare Corp.
4.38%, 10/01/2021	4,245,000	4,245,000
5.13%, 05/01/2025 (A)	1,268,000	1,250,565
6.00%, 10/01/2020	2,703,000	2,841,529
6.75%, 06/15/2023 (D)	2,401,000	2,365,225
8.13%, 04/01/2022	10,770,000	11,113,348

		104,720,181

Health Care Technology - 0.2%
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75%, 03/01/2025 (A)	3,067,000	3,120,673

Hotels, Restaurants & Leisure - 5.5%
Boyd Gaming Corp.
6.38%, 04/01/2026	2,760,000	2,960,100
6.88%, 05/15/2023	8,265,000	8,740,238
FelCor Lodging, LP
5.63%, 03/01/2023	4,905,000	5,027,625
International Game Technology PLC
6.25%, 02/15/2022 (A)	1,479,000	1,583,935
6.50%, 02/15/2025 (A)	10,119,000	11,257,387
MGM Resorts International
6.00%, 03/15/2023	4,642,000	5,013,360
6.63%, 12/15/2021	9,729,000	10,616,771
NCL Corp., Ltd.
4.75%, 12/15/2021 (A)	5,081,000	5,252,484
Rivers Pittsburgh Borrower, LP / Rivers Pittsburgh Finance Corp.
6.13%, 08/15/2021 (A)	6,146,000	6,099,905
Scientific Games International, Inc.
5.00%, 10/15/2025 (A) (F)	4,747,000	4,752,934
7.00%, 01/01/2022 (A)	4,792,000	5,055,560
10.00%, 12/01/2022	19,601,000	21,487,596
Viking Cruises, Ltd.
5.88%, 09/15/2027 (A)	13,604,000	13,621,005
6.25%, 05/15/2025 (A)	4,926,000	5,098,410
Waterford Gaming LLC / Waterford Gaming Financial Corp.
8.63%, 09/15/2049 (A) (G) (H) (I) (J) (K) (L)	1,066,313	0

		106,567,310

Household Durables - 2.7%
Beazer Homes USA, Inc.
5.88%, 10/15/2027 (A) (D)	4,635,000	4,623,412
6.75%, 03/15/2025	2,824,000	2,965,200
7.25%, 02/01/2023	268,000	276,040
8.75%, 03/15/2022	2,220,000	2,425,350
CalAtlantic Group, Inc.
5.00%, 06/15/2027	2,778,000	2,861,340
KB Home
7.50%, 09/15/2022	4,108,000	4,667,715
7.63%, 05/15/2023	7,380,000	8,413,200
Lennar Corp.
4.75%, 11/29/2027 (A)	3,513,000	3,548,411

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables (continued)
Meritage Homes Corp.
4.50%, 03/01/2018	$ 6,170,000	$ 6,173,085
5.13%, 06/06/2027	2,829,000	2,864,363
7.15%, 04/15/2020	4,721,000	5,098,680
Tempur Sealy International, Inc.
5.50%, 06/15/2026	4,261,000	4,282,305
5.63%, 10/15/2023	4,933,000	5,080,990

		53,280,091

Independent Power & Renewable Electricity Producers - 2.1%
Calpine Corp.
5.25%, 06/01/2026 (A)	5,354,000	5,253,612
5.50%, 02/01/2024	870,000	826,500
5.75%, 01/15/2025 (D)	7,696,000	7,291,960
5.88%, 01/15/2024 (A)	2,725,000	2,786,313
6.00%, 01/15/2022 (A)	7,829,000	8,076,396
Dynegy, Inc.
6.75%, 11/01/2019	1,722,000	1,769,355
7.63%, 11/01/2024 (D)	4,474,000	4,833,710
8.00%, 01/15/2025 (A)	3,394,000	3,682,490
NRG Energy, Inc.
7.25%, 05/15/2026	5,972,000	6,504,105

		41,024,441

Insurance - 1.5%
Genworth Holdings, Inc.
4.80%, 02/15/2024	2,000,000	1,705,000
4.90%, 08/15/2023	2,924,000	2,507,330
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 3.54% (B), 02/12/2067 (A)	11,676,000	11,412,122
Lincoln National Corp.
3-Month LIBOR + 2.36%, 3.78% (B), 05/17/2066	13,808,000	13,272,940

		28,897,392

IT Services - 0.7%
First Data Corp.
5.00%, 01/15/2024 (A)	2,523,000	2,589,229
5.75%, 01/15/2024 (A)	4,320,000	4,465,800
7.00%, 12/01/2023 (A)	6,287,000	6,621,028

		13,676,057

Leisure Products - 0.6%
Mattel, Inc.
2.35%, 08/15/2021 (D)	1,735,000	1,570,175
3.15%, 03/15/2023 (D)	1,554,000	1,363,635
4.35%, 10/01/2020	2,648,000	2,661,240
5.45%, 11/01/2041	1,400,000	1,251,250
6.75%, 12/31/2025 (A) (D)	5,037,000	5,112,555

		11,958,855

Machinery - 1.8%
CNH Industrial Capital LLC
3.88%, 10/15/2021	2,639,000	2,693,891
4.38%, 04/05/2022	2,370,000	2,441,361
Meritor, Inc.
6.25%, 02/15/2024	10,262,000	10,800,755
Novelis Corp.
5.88%, 09/30/2026 (A)	3,626,000	3,736,919
6.25%, 08/15/2024 (A)	3,525,000	3,692,438

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2018 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Vertiv Group Corp.
9.25%, 10/15/2024 (A)	$ 4,032,000	$ 4,352,060
Xerium Technologies, Inc.
9.50%, 08/15/2021	6,974,000	7,087,327

		34,804,751

Media - 7.4%
Adelphia Communications Corp.
9.25%, 10/01/2049 (G) (K) (L) (M)	1,305,000	91
10.25%, 06/15/2049 - 11/01/2049 (G) (K) (L) (M)	1,460,000	102
Cablevision Systems Corp.
7.75%, 04/15/2018	3,772,000	3,812,738
8.00%, 04/15/2020	3,366,000	3,614,243
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 02/01/2028 (A)	3,937,000	3,796,744
5.13%, 02/15/2023	2,675,000	2,726,828
5.13%, 05/01/2027 (A)	6,041,000	5,905,077
5.25%, 03/15/2021 - 09/30/2022	2,755,000	2,801,732
5.50%, 05/01/2026 (A)	907,000	925,140
5.75%, 02/15/2026 (A)	2,150,000	2,225,250
5.88%, 04/01/2024 (A)	1,000,000	1,045,000
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.38%, 09/15/2020 (A)	2,255,000	2,283,188
7.75%, 07/15/2025 (A)	2,286,000	2,486,025
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	11,838,000	12,154,740
7.63%, 03/15/2020 (D)	3,456,000	3,404,160
7.63%, 03/15/2020	14,714,000	14,603,645
CSC Holdings LLC
6.63%, 10/15/2025 (A)	9,767,000	10,450,690
10.13%, 01/15/2023 (A)	4,374,000	4,934,419
10.88%, 10/15/2025 (A)	3,607,000	4,295,757
DISH DBS Corp.
5.00%, 03/15/2023 (D)	3,570,000	3,348,125
5.88%, 07/15/2022 - 11/15/2024	8,594,000	8,255,108
6.75%, 06/01/2021	3,215,000	3,367,713
7.75%, 07/01/2026	8,620,000	8,857,050
7.88%, 09/01/2019	5,953,000	6,336,224
Regal Entertainment Group
5.75%, 06/15/2023	1,710,000	1,769,850
5.75%, 02/01/2025 (D)	3,550,000	3,643,187
Unitymedia GmbH
6.13%, 01/15/2025 (A)	4,782,000	5,031,620
Univision Communications, Inc.
5.13%, 02/15/2025 (A)	9,497,000	9,212,090
6.75%, 09/15/2022 (A)	4,479,000	4,646,962
Ziggo Secured Finance BV
5.50%, 01/15/2027 (A)	9,191,000	9,122,067

		145,055,565

Metals & Mining - 3.3%
Cleveland-Cliffs, Inc.
4.88%, 01/15/2024 (A)	4,251,000	4,229,745
5.75%, 03/01/2025 (A) (D)	2,732,000	2,673,945
Constellium NV
5.75%, 05/15/2024 (A)	2,535,000	2,592,037
6.63%, 03/01/2025 (A) (D)	8,375,000	8,835,625
First Quantum Minerals, Ltd.
7.00%, 02/15/2021 (A)	2,126,000	2,200,410
7.25%, 04/01/2023 (A)	5,323,000	5,635,726

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
FMG Resources, Ltd.
4.75%, 05/15/2022 (A)	$ 2,335,000	$ 2,370,025
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	6,550,000	6,713,750
6.75%, 02/01/2022	3,067,000	3,178,179
6.88%, 02/15/2023	4,439,000	4,871,802
New Gold, Inc.
6.25%, 11/15/2022 (A)	2,226,000	2,281,650
6.38%, 05/15/2025 (A)	4,117,000	4,343,435
Northwest Acquisitions ULC / Dominion Finco, Inc.
7.13%, 11/01/2022 (A)	5,395,000	5,556,850
Teck Resources, Ltd.
6.00%, 08/15/2040	6,652,000	7,392,035
8.50%, 06/01/2024 (A)	978,000	1,103,918

		63,979,132

Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc.
5.00%, 12/15/2021	1,801,000	1,876,408

Multiline Retail - 0.6%
Dollar Tree, Inc.
5.75%, 03/01/2023	5,717,000	5,974,265
Macy’s Retail Holdings, Inc.
2.88%, 02/15/2023 (D)	5,300,000	4,994,096

		10,968,361

Oil, Gas & Consumable Fuels - 10.0%
Alta Mesa Holdings, LP / Alta Mesa Finance Services Corp.
7.88%, 12/15/2024 (D)	5,205,000	5,725,500
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
6.38%, 05/01/2024	2,640,000	2,861,100
Bill Barrett Corp.
8.75%, 06/15/2025	3,000,000	3,300,000
Callon Petroleum Co.
6.13%, 10/01/2024	6,437,000	6,678,387
Carrizo Oil & Gas, Inc.
6.25%, 04/15/2023 (D)	2,263,000	2,336,548
7.50%, 09/15/2020	3,173,000	3,236,460
8.25%, 07/15/2025	4,998,000	5,510,295
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025	4,326,000	4,661,265
Chesapeake Energy Corp.
8.00%, 12/15/2022 - 06/15/2027 (A)	8,040,000	8,264,824
Citgo Holding, Inc.
10.75%, 02/15/2020 (A)	9,437,000	10,097,590
CITGO Petroleum Corp.
6.25%, 08/15/2022 (A)	4,889,000	4,910,389
Continental Resources, Inc.
4.50%, 04/15/2023	2,889,000	2,925,113
5.00%, 09/15/2022	4,247,000	4,300,087
CrownRock, LP / CrownRock Finance, Inc.
5.63%, 10/15/2025 (A)	4,151,000	4,192,510
DCP Midstream, LP
Fixed until 12/15/2022, 7.38% (B), 12/15/2022 (C)	3,544,000	3,643,675
Denbury Resources, Inc.
9.00%, 05/15/2021 (A) (D)	5,281,000	5,399,822
Diamondback Energy, Inc.
5.38%, 05/31/2025 (A)	1,164,000	1,209,105
EP Energy LLC / Everest Acquisition Finance, Inc.
8.00%, 11/29/2024 (A) (D)	1,576,000	1,658,740
9.38%, 05/01/2024 (A)	2,225,000	1,885,688

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2018 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Gulfport Energy Corp.
6.00%, 10/15/2024	$ 1,670,000	$ 1,682,525
6.38%, 05/15/2025	4,749,000	4,843,980
6.38%, 01/15/2026 (A)	2,791,000	2,832,865
Kinder Morgan, Inc.
7.75%, 01/15/2032, MTN	1,196,000	1,538,668
8.05%, 10/15/2030, MTN	2,486,000	3,064,510
Oasis Petroleum, Inc.
6.50%, 11/01/2021 (D)	1,071,000	1,093,759
6.88%, 03/15/2022	6,351,000	6,541,530
Parsley Energy LLC / Parsley Finance Corp.
5.25%, 08/15/2025 (A)	1,778,000	1,795,780
5.38%, 01/15/2025 (A)	3,704,000	3,741,040
5.63%, 10/15/2027 (A)	2,328,000	2,392,020
PDC Energy, Inc.
6.13%, 09/15/2024	5,959,000	6,197,360
QEP Resources, Inc.
5.63%, 03/01/2026 (D)	2,347,000	2,393,940
Shelf Drilling Holdings, Ltd.
8.25%, 02/15/2025 (A) (F)	3,016,000	3,061,240
SM Energy Co.
5.63%, 06/01/2025 (D)	929,000	919,710
6.13%, 11/15/2022 (D)	3,265,000	3,391,519
6.50%, 11/15/2021 - 01/01/2023 (D)	3,750,000	3,828,784
6.75%, 09/15/2026 (D)	812,000	846,510
Southwestern Energy Co.
7.50%, 04/01/2026	4,843,000	5,066,989
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75%, 04/15/2025	2,540,000	2,559,050
Summit Midstream Partners, LP
Fixed until 12/15/2022, 9.50% (B), 12/15/2022 (C)	4,640,000	4,837,200
Sunoco, LP / Sunoco Finance Corp.
4.88%, 01/15/2023 (A)	1,304,000	1,328,150
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2028 (A)	3,340,000	3,306,600
5.13%, 02/01/2025	6,956,000	7,008,170
6.75%, 03/15/2024	6,488,000	6,925,940
Ultra Resources, Inc.
6.88%, 04/15/2022 (A)	811,000	819,110
7.13%, 04/15/2025 (A) (D)	4,048,000	4,037,880
Whiting Petroleum Corp.
5.75%, 03/15/2021	5,427,000	5,616,945
6.63%, 01/15/2026 (A)	2,375,000	2,431,406
WildHorse Resource Development Corp.
6.88%, 02/01/2025	7,493,000	7,755,255
WPX Energy, Inc.
5.25%, 09/15/2024	3,756,000	3,802,950
6.00%, 01/15/2022	1,616,000	1,700,840
8.25%, 08/01/2023	4,965,000	5,697,337

		195,856,660

Paper & Forest Products - 0.6%
Boise Cascade Co.
5.63%, 09/01/2024 (A)	3,580,000	3,741,100
Norbord, Inc.
6.25%, 04/15/2023 (A)	6,850,000	7,432,250

		11,173,350

Personal Products - 0.5%
Revlon Consumer Products Corp.
5.75%, 02/15/2021 (D)	12,011,000	9,278,498

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 1.7%
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.00%, 07/15/2023 (A)	$ 8,912,000	$ 6,984,780
Valeant Pharmaceuticals International, Inc.
5.50%, 11/01/2025 (A)	1,183,000	1,191,873
5.63%, 12/01/2021 (A)	2,580,000	2,486,604
5.88%, 05/15/2023 (A)	16,409,000	14,824,711
6.13%, 04/15/2025 (A)	465,000	416,268
6.38%, 10/15/2020 (A)	5,634,000	5,662,170
6.50%, 03/15/2022 (A)	866,000	907,395
7.50%, 07/15/2021 (A) (D)	1,506,000	1,511,647

		33,985,448

Professional Services - 0.5%
Ceridian HCM Holding, Inc.
11.00%, 03/15/2021 (A)	9,055,000	9,386,504

Real Estate Management & Development - 0.2%
Realogy Group LLC / Realogy Co-Issuer Corp.
4.88%, 06/01/2023 (A)	1,448,000	1,432,144
5.25%, 12/01/2021 (A) (D)	1,617,000	1,663,489

		3,095,633

Road & Rail - 0.3%
Hertz Corp.
5.50%, 10/15/2024 (A)	2,177,000	1,949,830
6.25%, 10/15/2022 (D)	3,692,000	3,544,320

		5,494,150

Semiconductors & Semiconductor Equipment - 0.4%
NXP BV / NXP Funding LLC
3.88%, 09/01/2022 (A)	5,738,000	5,788,208
5.75%, 03/15/2023 (A)	1,300,000	1,342,900

		7,131,108

Software - 1.0%
Infor US, Inc.
5.75%, 08/15/2020 (A)	2,064,000	2,118,593
6.50%, 05/15/2022	10,846,000	11,184,937
Sophia, LP / Sophia Finance, Inc.
9.00%, 09/30/2023 (A)	6,761,000	7,234,270

		20,537,800

Specialty Retail - 1.2%
L Brands, Inc.
6.75%, 07/01/2036	7,385,000	7,440,387
6.88%, 11/01/2035	6,144,000	6,282,240
Men’s Wearhouse, Inc.
7.00%, 07/01/2022 (D)	2,821,000	2,799,843
PetSmart, Inc.
5.88%, 06/01/2025 (A)	7,896,000	6,079,920

		22,602,390

Technology Hardware, Storage & Peripherals - 2.3%
Dell International LLC / EMC Corp.
5.45%, 06/15/2023 (A)	3,776,000	4,045,588
7.13%, 06/15/2024 (A) (D)	6,075,000	6,640,734
8.35%, 07/15/2046 (A)	4,367,000	5,730,906
Diebold Nixdorf, Inc.
8.50%, 04/15/2024	7,970,000	8,420,305

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2018 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Seagate HDD Cayman
4.25%, 03/01/2022 (A)	$ 1,855,000	$ 1,881,958
4.75%, 06/01/2023	2,924,000	3,008,065
4.75%, 01/01/2025 (D)	2,400,000	2,384,219
4.88%, 06/01/2027	5,877,000	5,781,230
Western Digital Corp.
4.75%, 02/15/2026 (F)	3,468,000	3,511,350
7.38%, 04/01/2023 (A)	4,185,000	4,556,419

		45,960,774

Trading Companies & Distributors - 0.8%
United Rentals North America, Inc.
4.63%, 10/15/2025	1,149,000	1,166,235
4.88%, 01/15/2028	1,195,000	1,193,506
5.50%, 07/15/2025 - 05/15/2027	13,204,000	13,908,785

		16,268,526

Wireless Telecommunication Services - 2.6%
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	6,848,000	7,156,160
11.50%, 11/15/2021	4,758,000	5,758,179
Sprint Corp.
7.13%, 06/15/2024	8,052,000	8,166,097
7.25%, 09/15/2021	3,268,000	3,472,936
7.88%, 09/15/2023	11,023,000	11,675,231
T-Mobile USA, Inc.
4.00%, 04/15/2022	2,493,000	2,541,302
4.50%, 02/01/2026	2,854,000	2,868,270
6.50%, 01/15/2024	1,882,000	1,999,719
6.63%, 04/01/2023	1,881,000	1,954,923
Wind Tre SpA
5.00%, 01/20/2026 (A)	6,686,000	6,068,348

		51,661,165

Total Corporate Debt Securities (Cost $1,840,782,176)		1,861,851,818

LOAN ASSIGNMENTS - 1.5%
Containers & Packaging - 0.1%
Coveris Holdings SA Term Loan B,
3-Month LIBOR + 4.25%, 5.94% (B), 06/29/2022	2,951,938	2,963,008

Electrical Equipment - 0.0% (N)
Atkore International, Inc. 1st Lien Term Loan,
3-Month LIBOR + 2.75%, 4.70% (B), 12/22/2023	648,376	651,483

Energy Equipment & Services - 0.3%
Weatherford International, Ltd. Term Loan,
1-Month LIBOR + 2.30%, 3.88% (B), 07/13/2020	5,470,588	5,388,529

IT Services - 0.3%
First Data Corp. Term Loan,
1-Month LIBOR + 2.25%, 3.81% (B), 07/08/2022	5,248,575	5,279,919

	Principal	Value

LOAN ASSIGNMENTS (continued)
Machinery - 0.2%
Cortes NP Acquisition Corp. Term Loan B,
1-Month LIBOR + 4.00%, 5.57% (B), 11/30/2023	$ 3,723,168	$ 3,755,746

Marine - 0.1%
Commercial Barge Line Co. 1st Lien Term Loan,
1-Month LIBOR + 8.75%, 10.32% (B), 11/12/2020	4,347,150	2,576,773

Software - 0.5%
Avaya, Inc. Term Loan B,
1-Month LIBOR + 4.75%, 6.31% (B), 12/15/2024	5,500,000	5,523,375
Kronos, Inc. 2nd Lien Term Loan,
3-Month LIBOR + 8.25%, 9.63% (B), 11/01/2024	3,302,000	3,434,080

		8,957,455

Total Loan Assignments (Cost $30,939,530)		29,572,913

	Shares	Value

COMMON STOCK - 0.2%
Electric Utilities - 0.2%
Homer City Generation LLC (G) (I) (K) (L)	270,659	3,147,223

Total Common Stock (Cost $13,906,766)		3,147,223

PREFERRED STOCKS - 1.4%
Banks - 1.0%
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 7.20% (B)	765,100	19,907,902

Building Products - 0.4%
Associated Materials Group, Inc.,
PIK Rate 0.00%, Cash Rate 0.00% (E) (G) (K) (L)	8,907,048	7,214,709

Total Preferred Stocks (Cost $28,166,791)		27,122,611

WARRANTS - 0.0% (N)
Building Products - 0.0% (N)
Associated Materials Group, Inc. (G) (I) (K) (L)
Exercise Price $0
Expiration Date 11/17/2023	116,602	100,278

Food Products - 0.0% (N)
American Seafoods Group LLC (G) (I) (J) (K) (L)
Exercise Price $0
Expiration Date 05/15/2018	1,265	0

Total Warrants (Cost $16,134)		100,278

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2018 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 7.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (O)	150,524,870	$ 150,524,870

Total Securities Lending Collateral (Cost $150,524,870)		150,524,870

	Principal	Value

REPURCHASE AGREEMENT - 1.6%
Fixed Income Clearing Corp., 0.54% (O), dated 01/31/2018, to be repurchased at $31,350,498 on 02/01/2018. Collateralized by a U.S. Government Obligation, 1.42%, due 04/26/2018, and with a value of $31,979,408.	$ 31,350,028	31,350,028

Total Repurchase Agreement (Cost $31,350,028)		31,350,028

Total Investments (Cost $2,095,686,295)		2,103,669,741
Net Other Assets (Liabilities) - (7.9)%		(154,365,313)

Net Assets - 100.0%		$ 1,949,304,428

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2018 Form N-Q

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (P)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Q)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$1,861,851,625	$193	$1,861,851,818
Loan Assignments	—	29,572,913	—	29,572,913
Common Stock	—	—	3,147,223	3,147,223
Preferred Stocks	19,907,902	—	7,214,709	27,122,611
Warrants	—	—	100,278	100,278
Securities Lending Collateral	150,524,870	—	—	150,524,870
Repurchase Agreement	—	31,350,028	—	31,350,028

Total Investments	$170,432,772	$1,922,774,566	$10,462,403	$2,103,669,741

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the total value of 144A securities is $823,165,158, representing 42.2% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $147,427,063. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2018, total value of securities is $10,462,403, representing 0.5% of the Fund’s net assets.
(H)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At January 31, 2018, the value of this security is $0, representing less than 0.1% of the Fund net assets.
(I)	Non-income producing securities.
(J)	Securities deemed worthless.
(K)	Illiquid security. At January 31, 2018, the value of such securities amounted to $10,462,403 or 0.5% of the Fund’s net assets.
(L)	Securities are Level 3 of the fair value hierarchy.
(M)	Escrow positions. Positions represents remaining escrow balances expected to be received upon finalization of restructuring.
(N)	Percentage rounds to less than 0.1% or (0.1)%.
(O)	Rates disclosed reflect the yields at January 31, 2018.
(P)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(Q)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 9	January 31, 2018 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 93.7%
Alabama - 0.6%
Alabama Industrial Development Authority, Revenue Bonds,
6.45% (A), 12/01/2023	$ 175,000	$ 173,628
County of Perry, General Obligation Unlimited
Series A,
5.50%, 12/01/2040	25,000	25,790
Series B,
7.38%, 12/01/2030	385,000	406,818

		606,236

Alaska - 0.0% (B)
Northern Tobacco Securitization Corp., Revenue Bonds,
Series A,
4.63%, 06/01/2023	10,000	10,286

Arizona - 3.7%
Industrial Development Authority of the City of Phoenix, Revenue Bonds
4.63%, 07/01/2026 (C) (D)	600,000	600,600
Series A,
4.00%, 07/01/2022 (C)	500,000	491,255
Series A, AMBAC,
4.00%, 07/01/2021	10,000	10,015
4.50%, 07/01/2032	40,000	40,017
Industrial Development Authority of the County of Pima, Revenue Bonds,
Series R,
2.88%, 07/01/2021	105,000	105,423
Industrial Development Authority of the County of Yavapai, Revenue Bonds,
Series B,
4.50%, 09/01/2018 (C) (D)	20,000	19,975
La Paz County Industrial Development Authority, Revenue Bonds
5.88%, 06/15/2048 (C)	500,000	504,620
Series A,
4.38%, 02/15/2028 (C)	210,000	203,116
Maricopa County Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2036	610,000	653,645
Tempe Industrial Development Authority, Revenue Bonds
Series A,
6.13%, 10/01/2052 (C)	500,000	511,845
Series B,
5.35%, 10/01/2025 (C)	750,000	753,405

		3,893,916

California - 7.5%
Aromas-San Juan Unified School District, General Obligation Unlimited,
Series B, AGM,
Zero Coupon (E), 08/01/2042	300,000	168,516
Butte County Housing Authority, Revenue Bonds,
Series A,
7.25%, 10/01/2030 (F)	50,000	50,226

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California County Tobacco Securitization Agency, Revenue Bonds
5.70% (E), 06/01/2046	$ 250,000	$ 250,963
5.75%, 06/01/2029	35,000	35,410
5.88%, 06/01/2035	100,000	101,109
California Health Facilities Financing Authority, Revenue Bonds,
4.50%, 02/01/2022	65,000	70,197
California School Finance Authority, Revenue Bonds,
Series A,
5.35%, 08/01/2024 (F)	275,000	287,930
California Statewide Communities Development Authority, Revenue Bonds
5.00%, 11/01/2048	950,000	1,041,238
Series A,
5.25%, 12/01/2056 (C)	500,000	539,105
California Statewide Financing Authority, Revenue Bonds,
Series A,
5.63%, 05/01/2029	35,000	35,038
Coachella Valley Unified School District, General Obligation Unlimited
Series C, AGM,
Zero Coupon, 08/01/2037 - 08/01/2038	35,000	16,036
Cypress School District, General Obligation Unlimited,
Zero Coupon (E), 08/01/2050	100,000	70,056
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1,
5.00%, 06/01/2026 - 06/01/2033	965,000	1,098,732
5.13%, 06/01/2047	520,000	519,990
5.75%, 06/01/2047	275,000	277,618
Hesperia Unified School District, Certificate of Participation,
BAM,
3.00%, 02/01/2034	275,000	262,826
Inland Empire Tobacco Securitization Authority, Revenue Bonds,
Series A,
5.00%, 06/01/2021	15,000	15,006
Oxnard School District, Certificate of Participation,
BAM,
Fixed until 08/01/2021, 2.00% (A), 08/01/2045	500,000	494,775
Pioneer Union Elementary School District, Certificate of Participation,
MAC,
3.00%, 08/01/2025	120,000	125,333
Rio Vista Community Facilities District, Special Tax,
Series 1,
5.85%, 09/01/2035	25,000	25,076
Sanger Unified School District, Certificate of Participation,
AGM,
3.38%, 06/01/2042	500,000	484,220
Santee School District, General Obligation Unlimited,
Series E, AGM,
Zero Coupon, 05/01/2051	150,000	35,868
Shandon Joint Unified School District, General Obligation Unlimited,
Series A, BAM,
4.00%, 08/01/2037	245,000	263,439

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
South Whittier School District, General Obligation Unlimited,
Series A, AGM,
5.00%, 08/01/2027	$ 125,000	$ 150,488
Stockton Public Financing Authority, Revenue Bonds,
4.25%, 08/01/2024	15,000	15,010
Sutter Butte Flood Agency, Special Assessment,
BAM,
3.50%, 10/01/2030	1,175,000	1,209,239
Tobacco Securitization Authority of Northern California, Revenue Bonds,
Series A-1,
4.75%, 06/01/2023	60,000	60,013
Tobacco Securitization Authority of Southern California, Revenue Bonds
Series A1,
4.75%, 06/01/2025	30,000	30,019
5.13%, 06/01/2046	70,000	70,121
Truckee-Donner Recreation & Park District, Certificate of Participation,
AGM,
4.00%, 09/01/2024	150,000	166,164

		7,969,761

Colorado - 6.2%
Brighton Crossing Metropolitan District No. 4, General Obligation Limited,
Series A,
5.00%, 12/01/2047 (F)	500,000	510,350
Canyons Metropolitan District No. 5, General Obligation Limited
Series A,
6.00%, 12/01/2037 05/17/2017 (F)	1,000,000	1,008,600
Series B,
8.00%, 12/15/2047 05/17/2017 (F)	500,000	504,975
Clear Creek Station Metropolitan District No. 2, General Obligation Limited,
Series A,
4.38%, 12/01/2032 (F)	500,000	505,430
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
3.75%, 06/15/2047	615,000	594,748
Series A,
3.25%, 06/01/2046	715,000	631,216
Copperleaf Metropolitan District No. 3, General Obligation Limited,
Series A,
5.00%, 12/01/2037 (F)	500,000	491,325
Denver Connection West Metropolitan District, General Obligation Limited,
Series A,
5.38%, 08/01/2047 (F)	500,000	500,120
Gateway Regional Metropolitan District, General Obligation Limited
AGM,
3.13%, 12/01/2041	140,000	131,125
3.25%, 12/01/2045	205,000	188,713
High Plains Metropolitan District, General Obligation Unlimited,
NATL,
4.00%, 12/01/2047	480,000	483,087

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Public Authority for Colorado Energy, Revenue Bonds,
6.50%, 11/15/2038	$ 60,000	$ 82,813
Whispering Pines Metropolitan District No.1, General Obligation Limited,
Series A,
5.00%, 12/01/2037 (F)	1,000,000	1,010,260

		6,642,762

Connecticut - 0.3%
City of West Haven, General Obligation Unlimited,
Series B,
5.00%, 11/01/2037	200,000	209,092
Connecticut Housing Finance Authority, Revenue Bonds,
Series C2,
2.70%, 11/15/2031	135,000	126,341
West Haven New Public Housing Authority, Revenue Bonds,
5.30%, 01/01/2022	25,000	25,794

		361,227

Delaware - 0.6%
Delaware State Economic Development Authority, Revenue Bonds
Series A,
5.00%, 09/01/2036 - 09/01/2046	620,000	674,685

District of Columbia - 1.0%
District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds
6.50%, 05/15/2033	20,000	22,603
6.75%, 05/15/2040	1,000,000	1,055,540
Series A,
Zero Coupon, 06/15/2046	100,000	14,595

		1,092,738

Florida - 4.7%
Cape Coral Health Facilities Authority, Revenue Bonds,
6.00%, 07/01/2050 (C)	375,000	404,959
Capital Trust Agency, Inc., Revenue Bonds
5.00%, 07/01/2046 (F)	750,000	758,392
Series A,
5.00%, 07/01/2050	550,000	574,910
City of Port St. Lucie, Special Assessment,
3.25%, 07/01/2045	2,500,000	2,278,975
County of Miami-Dade, Revenue Bonds,
5.00%, 10/01/2026	140,000	165,196
Florida Development Finance Corp., Revenue Bonds,
Series A,
6.00%, 02/15/2037 (D) (F)	10,000	9,553
Florida Housing Finance Corp., Revenue Bonds,
Series A, GNMA, FNMA, FHLMC,
3.20%, 07/01/2030	240,000	242,498
Northern Palm Beach County Improvement District, Special Assessment,
5.13%, 08/01/2022	15,000	15,704

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Sarasota National Community Development District, Special Assessment,
5.30%, 05/01/2039	$ 25,000	$ 25,003
St. Johns County Industrial Development Authority, Revenue Bonds,
Series A,
Fixed until 08/01/2024, 4.13% (A), 08/01/2047	500,000	499,010

		4,974,200

Georgia - 0.5%
Atlanta Development Authority, Revenue Bonds,
Series A, ACA,
6.25%, 07/01/2036	10,000	9,999
Columbus Development Authority, Revenue Bonds,
Series A,
5.50%, 12/01/2049	10,000	10,078
County of Meriwether, General Obligation Unlimited
BAM,
4.00%, 03/01/2026 - 03/01/2027	440,000	483,092

		503,169

Guam - 0.1%
Guam Power Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2034	100,000	105,179

Hawaii - 0.2%
State of Hawaii Department of Transportation, Revenue Bonds,
5.63%, 11/15/2027 (F)	220,000	220,526

Idaho - 0.5%
Idaho Health Facilities Authority, Revenue Bonds,
6.00%, 03/01/2029	20,000	20,092
Idaho Housing & Finance Association, Revenue Bonds,
Series A,
5.00%, 06/01/2035 (F)	425,000	461,303

		481,395

Illinois - 10.5%
Chicago Board of Education, General Obligation Unlimited
Series A, AGC-ICC,
5.25%, 12/01/2026	125,000	128,672
Series C, AGM,
5.00%, 12/01/2027	20,000	20,540
Chicago O’Hare International Airport, Revenue Bonds,
Series D,
5.00%, 01/01/2044	50,000	54,632
City of Chicago, General Obligation Unlimited
Series A,
5.00%, 01/01/2019 - 01/01/2033	200,000	206,436
5.25%, 01/01/2023 - 01/01/2027	35,000	35,093
6.00%, 01/01/2038	1,000,000	1,142,240
Series A, AGM,
4.75%, 01/01/2036	100,000	100,390
5.00%, 01/01/2026	35,000	36,732

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
City of Chicago, General Obligation Unlimited (continued)
Series A, NATL,
5.00%, 01/01/2029 - 01/01/2042	$ 150,000	$ 150,234
Series B, AGM,
4.75%, 01/01/2032	35,000	35,137
5.00%, 01/01/2029	75,000	75,227
Series C,
Zero Coupon, 01/01/2024	75,000	58,520
5.00%, 01/01/2026 - 01/01/2038	1,155,000	1,205,528
Series C, AGM-CR, NATL-RE,
5.00%, 01/01/2031	30,000	30,098
Series C, NATL,
5.00%, 01/01/2024	75,000	75,160
Series D,
4.30%, 01/01/2024	15,000	15,158
Series D, AMBAC,
5.00%, 12/01/2022	20,000	20,079
City of Chicago, Revenue Bonds,
Series C,
Zero Coupon, 01/01/2030	50,000	32,146
City of Chicago Waterworks Revenue, Revenue Bonds
5.00%, 11/01/2018 - 11/01/2026	40,000	42,232
Cook County High School District No. 201, General Obligation Limited,
Series C, AGM,
Zero Coupon, 12/01/2025	125,000	96,441
Cook County High School District No. 220, General Obligation Limited,
BAM-TCRS,
3.00%, 12/01/2022	225,000	229,878
Cook County School District No. 132, General Obligation Limited
Series A, AGM,
4.10%, 12/01/2024	378,000	396,027
4.20%, 12/01/2027	361,000	392,324
Illinois Finance Authority, Revenue Bonds
4.00%, 08/01/2032	515,000	512,198
Series A,
4.25%, 12/01/2027	480,000	487,670
Series A-1,
4.50%, 12/01/2052	1,715,000	1,645,045
Series C,
5.00%, 08/15/2021	30,000	32,981
Illinois Housing Development Authority, Revenue Bonds
Series A-1,
2.40%, 07/01/2021	90,000	90,825
2.60%, 01/01/2022	195,000	199,382
Lake County School District No. 38, General Obligation Unlimited,
AMBAC,
Zero Coupon, 02/01/2020	60,000	56,425
Lombard Public Facilities Corp., Revenue Bonds,
Series A-2, ACA,
5.50%, 01/01/2025	50,000	45,239
Metropolitan Pier & Exposition Authority, Revenue Bonds,
Series B, AGM,
5.00%, 06/15/2050	20,000	21,034
Southern Illinois University, Certificate of Participation
Series A-1, BAM,
4.50%, 02/15/2031 - 02/15/2032	105,000	108,647

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2018 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
St. Clair County Community Consolidated School District No. 90, General Obligation Unlimited,
AMBAC, BAM-TCRS,
Zero Coupon, 12/01/2023	$ 440,000	$ 369,446
State of Illinois, General Obligation Unlimited
Zero Coupon (E), 06/01/2033	555,000	432,639
4.00%, 04/01/2018	25,000	25,072
5.00%, 05/01/2018	25,000	25,169
AGM,
4.25%, 04/01/2033	50,000	51,338
Series B,
5.25%, 01/01/2019	30,000	30,732
Stephenson County School District No. 145, General Obligation Limited,
AMBAC,
Zero Coupon, 01/01/2021	30,000	27,737
Village of Elk Grove Village, General Obligation Unlimited,
4.00%, 01/01/2022	60,000	64,378
Village of North Riverside, Revenue Bonds,
AGM,
3.63%, 12/01/2030	565,000	565,350
Western Illinois Economic Development Authority, Revenue Bonds,
4.00%, 06/01/2036	1,680,000	1,505,902
Will County Community High School District No. 210, General Obligation Unlimited,
Series A,
5.00%, 01/01/2027	55,000	54,724
Williamson County Community Unit School District No. 5, General Obligation Unlimited,
Series B, AGC,
Zero Coupon, 01/01/2041	1,185,000	243,363

		11,174,220

Indiana - 1.6%
East Chicago Sanitary District, Revenue Bonds,
4.00%, 07/15/2031	1,340,000	1,412,534
Hamilton County Redevelopment Commission, Tax Allocation,
5.00%, 02/01/2025	75,000	75,118
Indiana Finance Authority, Revenue Bonds,
Series A,
5.00%, 08/15/2021	45,000	49,684
Town of Milford IN Sewer Revenue, Revenue Bonds,
4.00%, 01/01/2040	150,000	145,725

		1,683,061

Iowa - 0.3%
Iowa Tobacco Settlement Authority, Revenue Bonds
Series A,
6.50%, 06/01/2023	75,000	76,493
Series C,
5.38%, 06/01/2038	125,000	125,330
5.50%, 06/01/2042	30,000	30,128
5.63%, 06/01/2046	110,000	110,000

		341,951

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kansas - 0.0% (B)
Kansas Rural Water Finance Authority, Revenue Bonds,
4.25%, 03/01/2038	$ 25,000	$ 25,316

Kentucky - 0.2%
County of Ohio, Revenue Bonds,
Series A,
6.00%, 07/15/2031	185,000	188,149
Kentucky Area Development Districts, Certificate of Participation,
Series M,
5.35%, 12/01/2028	25,000	25,039

		213,188

Louisiana - 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds,
Series A, ACA,
5.25%, 09/01/2027	25,000	23,061
Parish of St. Charles, Revenue Bonds,
Fixed until 06/01/2022, 4.00% (A), 12/01/2040	30,000	31,937

		54,998

Maryland - 0.1%
Maryland Community Development Administration, Revenue Bonds,
3.25%, 03/01/2036	100,000	100,707

Massachusetts - 1.0%
Massachusetts Development Finance Agency, Revenue Bonds,
Series K,
4.00%, 07/01/2038	950,000	971,451
Massachusetts Port Authority, Revenue Bonds,
Series A, AMBAC,
5.00%, 01/01/2027	40,000	40,659

		1,012,110

Michigan - 1.7%
City of Detroit, General Obligation Unlimited
AGC,
4.00%, 04/01/2018	17,050	17,086
Series G, AGC,
5.00%, 04/01/2018	6,200	6,223
City of Detroit Sewage Disposal System Revenue, Revenue Bonds
Series A, NATL,
5.25%, 07/01/2018	50,000	50,159
Series B, NATL,
5.25%, 07/01/2022	25,000	25,087
Detroit Downtown Development Authority, Tax Allocation,
Series 1-A, NATL,
4.75%, 07/01/2025	35,000	35,531
Detroit Local Development Finance Authority, Tax Allocation,
Series A, ACA, CBI,
5.50%, 05/01/2021	85,000	83,917

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2018 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Michigan Finance Authority, Revenue Bonds
Series D-1,
5.00%, 07/01/2027	$ 500,000	$ 567,085
Series G-10A, AGC,
4.00%, 04/01/2018	92,950	93,361
Series G-11A, AGC,
5.00%, 04/01/2018	33,800	34,004
Michigan State Hospital Finance Authority, Revenue Bonds,
Series A,
5.50%, 10/01/2027	50,000	50,141
Michigan Tobacco Settlement Finance Authority, Revenue Bonds
Series A,
5.13%, 06/01/2022	330,000	329,914
5.25%, 06/01/2022	20,000	20,000
Warren Consolidated Schools, General Obligation Unlimited,
Series B, BAM,
5.00%, 05/01/2025	450,000	523,161

		1,835,669

Minnesota - 7.5%
City of Blaine, Revenue Bonds,
Series A,
5.75%, 07/01/2035	15,000	15,335
City of Columbus, Revenue Bonds,
5.25%, 01/01/2040	10,000	10,372
City of Deephaven, Revenue Bonds
Series A,
4.00%, 07/01/2037	300,000	282,936
5.25%, 07/01/2037	80,000	84,778
City of Ham Lake, Revenue Bonds
Series A,
4.00%, 07/01/2028	375,000	365,010
5.00%, 07/01/2031	250,000	256,375
City of Minneapolis, Revenue Bonds,
Series A,
5.00%, 07/01/2047 (F)	200,000	199,380
City of St. Paul Park, Revenue Bonds
3.25%, 09/01/2026	485,000	498,027
3.50%, 09/01/2027	500,000	518,150
3.70%, 09/01/2028	500,000	521,360
3.80%, 09/01/2029	340,000	354,889
4.00%, 09/01/2032	400,000	417,636
4.10%, 09/01/2033	200,000	209,270
4.13%, 09/01/2034 - 09/01/2035	730,000	762,750
Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds
Series A,
4.00%, 09/01/2031	200,000	201,442
4.50%, 07/01/2028 09/09/2016 (F)	750,000	726,322
5.00%, 07/01/2036 09/09/2016 (F)	1,315,000	1,252,577
5.00%, 12/01/2050	450,000	458,833
Series B,
5.25%, 04/01/2043 06/19/2015 (F)	400,000	401,508
Township of Baytown, Revenue Bonds,
Series A,
4.00%, 08/01/2041	500,000	463,285

		8,000,235

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Mississippi - 0.3%
Mississippi Development Bank, Revenue Bonds,
Series A,
3.25%, 06/01/2021	$ 10,000	$ 10,295
Mississippi Home Corp., Revenue Bonds
Series 3A, GNMA,
5.55%, 08/20/2049	5,000	5,264
Series 4A,
4.40%, 07/01/2041	325,000	327,493

		343,052

Montana - 0.2%
City of Forsyth, Revenue Bonds,
Series A,
Fixed until 03/01/2031, 3.90% (A), 03/01/2031	135,000	138,757
Lewistown Special Improvement District No. 2005, Special Assessment,
4.60%, 07/01/2022	25,000	25,013
Yellowstone County School District No. 4, General Obligation Unlimited,
4.65%, 07/01/2019	25,000	25,078

		188,848

Nebraska - 2.3%
City of La Vista, Revenue Bonds,
3.25%, 07/15/2042	2,610,000	2,406,211

Nevada - 0.2%
City of North Las Vegas, General Obligation Limited,
NATL,
5.00%, 05/01/2025	20,000	20,025
County of Clark, Special Assessment,
4.00%, 08/01/2022	225,000	232,580

		252,605

New Jersey - 4.2%
Bordentown Regional School District, General Obligation Unlimited,
5.00%, 01/15/2025	280,000	327,141
Casino Reinvestment Development Authority, Revenue Bonds,
AGM,
5.00%, 11/01/2026	375,000	418,789
City of Atlantic City, General Obligation Unlimited
Series A, BAM,
5.00%, 03/01/2032 - 03/01/2042	550,000	615,702
Series B, AGM,
4.00%, 03/01/2042	1,170,000	1,195,014
City of Trenton, General Obligation Unlimited,
AGM,
3.38%, 07/15/2034	100,000	97,710
Essex County Improvement Authority, Revenue Bonds,
Series A,
7.00%, 12/01/2053 (D) (F)	110,000	106,081
New Jersey Economic Development Authority, Revenue Bonds
5.13%, 09/01/2052 (C)	760,000	733,149
5.75%, 09/15/2027 02/11/2016 - 03/08/2016 (F)	400,000	444,916

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2018 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
New Jersey Economic Development Authority, Revenue Bonds (continued)
Series B,
6.50%, 04/01/2031 01/22/201501/22/2015 (F)	$ 10,000	$ 11,491
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
Series B,
6.88%, 12/15/2039	20,000	20,835
Tobacco Settlement Financing Corp., Revenue Bonds
Series 1A,
5.00%, 06/01/2029	455,000	458,303
Series 1B,
Zero Coupon, 06/01/2041	10,000	2,790

		4,431,921

New Mexico - 0.1%
County of Cibola, Revenue Bonds,
Series B,
3.75%, 06/01/2040	20,000	17,744
New Mexico Hospital Equipment Loan Council, Revenue Bonds,
4.75%, 07/01/2022	70,000	72,907

		90,651

New York - 8.3%
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds,
5.00%, 08/01/2052	500,000	521,505
County of Rockland, General Obligation Unlimited,
Series B,
2.50%, 09/01/2018	35,000	35,185
Housing Development Corp., Revenue Bonds,
Series C1A,
3.45%, 05/01/2050	2,370,000	2,212,276
New York City Industrial Development Agency, Revenue Bonds
FGIC,
CPI + 0.89%, 3.09%, 03/01/2027	20,000	19,162
NATL,
4.75%, 03/01/2046	50,000	50,083
New York Counties Tobacco Trust I, Revenue Bonds,
Series B,
6.50%, 06/01/2035	15,000	15,008
New York Counties Tobacco Trust IV, Revenue Bonds
Series A,
5.00%, 06/01/2038 - 06/01/2045	275,000	266,296
New York Counties Tobacco Trust VI, Revenue Bonds
Series A,
5.00%, 06/01/2045	950,000	1,008,396
Series C,
3.75%, 06/01/2045	2,990,000	2,731,485
New York Liberty Development Corp., Revenue Bonds,
5.25%, 10/01/2035	465,000	577,809
New York State Dormitory Authority, Revenue Bonds
5.00%, 02/15/2024	50,000	54,674
AMBAC,
5.25%, 07/01/2025	100,000	119,025

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
New York Transportation Development Corp., Revenue Bonds,
Series A,
5.25%, 01/01/2050	$ 860,000	$ 944,727
Niagara Area Development Corp., Revenue Bonds,
Series B,
4.00%, 11/01/2024 (C)	100,000	100,061
Niagara Falls City School District, Certificate of Participation,
AGM,
4.00%, 06/15/2026	90,000	96,204
Niagara Tobacco Asset Securitization Corp., Revenue Bonds,
5.00%, 05/15/2019	10,000	10,482
Port Authority of New York & New Jersey, Revenue Bonds,
AGM-CR,
6.50%, 12/01/2028	50,000	50,221
Village of Brewster, General Obligation Unlimited,
5.00%, 05/01/2033	50,000	60,452

		8,873,051

North Carolina - 1.0%
North Carolina Turnpike Authority, Revenue Bonds,
5.00%, 01/01/2030	950,000	1,106,503

Ohio - 3.9%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2,
5.13%, 06/01/2024	1,255,000	1,208,615
5.38%, 06/01/2024	80,000	77,147
6.50%, 06/01/2047	285,000	283,931
City of Cleveland, Revenue Bonds,
5.38%, 09/15/2027 (D) (F)	20,000	20,069
Cleveland-Cuyahoga County Port Authority, Revenue Bonds,
Series A,
7.05%, 11/15/2040 (C)	100,000	100,036
County of Hamilton, Revenue Bonds,
5.00%, 01/01/2036	100,000	108,488
County of Scioto, Revenue Bonds,
3.50%, 02/15/2038	1,875,000	1,766,381
County of Warren, Revenue Bonds
5.00%, 07/01/2021 - 07/01/2026	500,000	566,126
Montgomery County Transportation Improvement District, Revenue Bonds,
5.00%, 12/01/2018	40,000	40,866

		4,171,659

Oklahoma - 0.0% (B)
University of Oklahoma, Revenue Bonds,
Series A,
4.75%, 07/01/2029	20,000	20,281

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2018 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oregon - 0.4%
County of Jackson Airport Revenue, Revenue Bonds,
AGM,
3.00%, 12/01/2035	$ 125,000	$ 118,353
Oregon State Facilities Authority, Revenue Bonds,
Series B,
6.75%, 06/15/2022 (C) (D)	355,000	352,614

		470,967

Pennsylvania - 1.9%
Blythe Township Solid Waste Authority, Revenue Bonds,
7.75%, 12/01/2037 (F)	565,000	576,577
Cumberland County Municipal Authority, Revenue Bonds,
3.25%, 01/01/2039	50,000	44,982
McKean County Hospital Authority, Revenue Bonds,
ACA,
5.25%, 10/01/2030	85,000	85,129
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 119,
3.50%, 10/01/2041	140,000	144,152
Series A,
3.25%, 10/01/2025	370,000	368,994
4.25%, 10/01/2035	650,000	663,188
Philadelphia Gas Works Co., Revenue Bonds,
5.00%, 10/01/2026	75,000	87,928
School District of Philadelphia, General Obligation Unlimited,
Series A, NATL,
4.38%, 06/01/2034	45,000	45,086

		2,016,036

Puerto Rico - 11.8%
Commonwealth of Puerto Rico, General Obligation Unlimited
AGC-ICC,
5.50%, 07/01/2022	100,000	107,854
AGM,
5.13%, 07/01/2030	205,000	206,378
5.25%, 07/01/2020	100,000	104,581
5.50%, 07/01/2019	105,000	108,442
AGM-CR,
4.50%, 07/01/2023	15,000	15,048
5.00%, 07/01/2028	20,000	20,041
Series A, AGC-ICC,
4.75%, 07/01/2018	15,000	15,122
5.00%, 07/01/2022 - 07/01/2033	550,000	551,546
5.25%, 07/01/2030	55,000	55,293
5.50%, 07/01/2029	245,000	273,565
Series A, AGM,
4.00%, 07/01/2022	140,000	142,489
4.13%, 07/01/2023 - 07/01/2024	50,000	50,748
5.00%, 07/01/2035	500,000	510,645
5.38%, 07/01/2025	170,000	181,296
6.00%, 07/01/2033	355,000	361,195
Series A-4, AGM,
5.00%, 07/01/2031	170,000	176,854
5.25%, 07/01/2030	25,000	26,240

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico, General Obligation Unlimited (continued)
Series B, AGC-ICC,
5.00%, 07/01/2035	$ 400,000	$ 400,240
Series C, AGM,
5.25%, 07/01/2026 - 07/01/2027	240,000	249,023
5.38%, 07/01/2028	30,000	30,254
5.50%, 07/01/2032	120,000	121,253
5.75%, 07/01/2037	190,000	191,721
6.00%, 07/01/2036	60,000	61,180
Series D, AGM,
3.88%, 07/01/2019	30,000	30,079
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series A, AGC,
5.00%, 07/01/2028	185,000	185,683
5.13%, 07/01/2047	255,000	257,224
Series A, AGC-ICC,
6.00%, 07/01/2044	75,000	76,109
Puerto Rico Convention Center District Authority, Revenue Bonds
Series A, AGC,
4.50%, 07/01/2036	580,000	580,000
5.00%, 07/01/2027	200,000	200,456
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, AGM,
3.63%, 07/01/2023	295,000	295,024
3.65%, 07/01/2024	135,000	135,031
Series RR, AGC,
5.00%, 07/01/2028	165,000	165,340
Series SS, AGM,
5.00%, 07/01/2019 - 07/01/2030	195,000	195,590
Series TT, AGC-ICC,
5.00%, 07/01/2032	225,000	225,265
Series TT, AGM-CR,
4.20%, 07/01/2019	75,000	75,162
Series UU, AGC,
4.25%, 07/01/2027	235,000	235,094
5.00%, 07/01/2026	165,000	165,412
Series UU, AGM,
5.00%, 07/01/2020 - 07/01/2024	465,000	466,557
Series V, AGM,
5.25%, 07/01/2027	70,000	77,038
Puerto Rico Highway & Transportation Authority, Revenue Bonds
AGC-ICC,
5.00%, 07/01/2028	55,000	55,113
Series AA, AGC-ICC,
5.00%, 07/01/2035	75,000	75,045
Series AA, AGM,
4.95%, 07/01/2026	15,000	15,516
Series CC, AGM,
5.25%, 07/01/2033 - 07/01/2036	290,000	320,645
Series CC, AGM-CR,
5.50%, 07/01/2029	75,000	84,081
Series D, AGM,
5.00%, 07/01/2027 - 07/01/2032	520,000	520,927
Series E, AGM,
5.50%, 07/01/2020 - 07/01/2023	185,000	200,161
Series I, AGC-ICC, FGIC,
5.00%, 07/01/2026	290,000	290,725
Series K, AGC-ICC,
4.40%, 07/01/2025	30,000	30,080
5.00%, 07/01/2030	30,000	30,049
Series K, AGC-ICC, AGM-CR,
5.00%, 07/01/2018	10,000	10,038
Series L, AGC,
4.00%, 07/01/2020	165,000	167,808
5.25%, 07/01/2019	100,000	102,935

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2018 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, Revenue Bonds (continued)
Series M, AGC-ICC,
5.00%, 07/01/2032	$ 140,000	$ 140,423
Series N, AGC,
5.25%, 07/01/2036	90,000	99,622
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2026	165,000	183,652
Series Y, AGM,
6.25% (A), 07/01/2021	135,000	143,956
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, AGM,
4.75%, 08/01/2022	120,000	120,407
5.00%, 08/01/2019 - 08/01/2030	1,460,000	1,463,284
Series A, AGM-CR,
4.75%, 08/01/2025	60,000	60,190
Series C, AGM,
5.25%, 08/01/2019	85,000	87,641
Puerto Rico Public Buildings Authority, Revenue Bonds
Series F, AGC-ICC,
5.25%, 07/01/2019	25,000	25,734
Series F, AGC-ICC, AGM-CR,
5.25%, 07/01/2025	20,000	21,776
Series I, AGC-ICC,
5.00%, 07/01/2036	110,000	110,047
Series K, AGM,
5.25%, 07/01/2027	190,000	194,541
Series L, AGM-CR,
5.50%, 07/01/2021	65,000	67,190
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds
Series A, BHAC-CR, FGIC,
Zero Coupon, 08/01/2041	45,000	14,933
Series C, AGM,
5.13%, 08/01/2042	530,000	544,352

		12,506,943

Rhode Island - 0.6%
Providence Redevelopment Agency, Revenue Bonds,
Series A,
5.00%, 04/01/2020	300,000	317,778
Tobacco Settlement Financing Corp., Revenue Bonds,
Series A,
5.00%, 06/01/2035	300,000	326,433

		644,211

South Carolina - 0.7%
County of Greenville, Revenue Bonds,
AMBAC,
4.00%, 04/01/2018	20,000	20,036
County of Lancaster, Special Assessment,
Series A,
3.13%, 12/01/2022 (F)	585,000	585,117
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
Series A, AGM,
6.25%, 08/01/2034	35,000	39,499
South Carolina State Housing Finance & Development Authority, Revenue Bonds,
Series A,
7.00%, 05/01/2046	50,000	53,545

		698,197

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Tennessee - 0.2%
Hallsdale-Powell Utility District, Revenue Bonds,
NATL,
4.50%, 04/01/2040	$ 50,000	$ 50,118
Poplar Grove Utility District Waterworks Revenue, Revenue Bonds,
Series A, AGM,
3.00%, 04/01/2024	70,000	73,046
Tennessee Housing Development Agency, Revenue Bonds,
3.05%, 07/01/2027	95,000	96,269

		219,433

Texas - 5.0%
Arlington Higher Education Finance Corp., Revenue Bonds,
Series A,
4.63%, 08/15/2046	430,000	430,340
Central Texas Turnpike System, Revenue Bonds,
Series C,
5.00%, 08/15/2023	150,000	172,961
City of Houston Airport System Revenue, Revenue Bonds,
5.00%, 07/01/2029 (F)	150,000	164,628
City of Lockhart, General Obligation Limited,
BAM,
5.00%, 08/01/2025	145,000	168,027
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
5.00%, 07/01/2046 - 01/01/2047	1,450,000	1,486,894
Series A,
3.38%, 08/15/2021 (C)	900,000	895,689
5.00%, 04/01/2048	100,000	103,725
Series A1,
5.00%, 07/01/2046	40,000	43,248
Series D,
6.00%, 07/01/2026	125,000	119,048
Northgate Crossing Municipal Utility District 1, General Obligation Unlimited,
3.85%, 12/01/2028	135,000	134,395
Northwest Harris County Municipal Utility District No. 19, General Obligation Unlimited,
BAM,
3.25%, 10/01/2032	1,140,000	1,126,844
Pottsboro Higher Education Finance Corp., Revenue Bonds,
Series A,
5.00%, 08/15/2036	435,000	443,626

		5,289,425

U. S. Virgin Islands - 0.1%
Virgin Islands Public Finance Authority, Revenue Bonds,
Series A, AGM-CR,
5.00%, 10/01/2032 (F)	110,000	114,487

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2018 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Utah - 0.4%
Intermountain Power Agency, Revenue Bonds,
Series A,
4.00%, 07/01/2018	$ 25,000	$ 25,270
Utah Charter School Finance Authority, Revenue Bonds,
5.00%, 04/15/2030 (C)	420,000	422,402

		447,672

Virginia - 0.7%
Buena Vista Public Service Authority, Revenue Bonds
Series A,
5.13%, 01/01/2023	25,000	25,055
6.00%, 01/01/2027	50,000	50,033
Henrico County Economic Development Authority, Revenue Bonds,
Series C,
5.00%, 12/01/2047	375,000	398,625
Tobacco Settlement Financing Corp., Revenue Bonds,
Series B1,
5.00%, 06/01/2047	145,000	140,459
Virginia College Building Authority, Revenue Bonds,
4.25%, 04/01/2020	20,000	20,042
Winchester Economic Development Authority, Revenue Bonds,
Series A,
5.00%, 01/01/2021	100,000	109,176

		743,390

West Virginia - 0.1%
Jefferson County Public Service District, Revenue Bonds,
Series A,
4.38%, 10/01/2025	65,000	65,174

Wisconsin - 2.4%
Public Finance Authority, Revenue Bonds
5.00%, 04/01/2022 05/01/2017 (D) (F)	25,000	26,443
Series A,
4.50%, 12/01/2042	300,000	301,167
4.60%, 12/01/2042	365,000	376,939
4.75%, 12/01/2037 - 12/01/2052	800,000	801,928
5.00%, 12/01/2052	500,000	498,330
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
5.00%, 08/01/2039 08/30/2017 (F)	500,000	507,175
Series A,
6.75%, 09/01/2037	25,000	25,033

		2,537,015

Total Municipal Government Obligations (Cost $99,105,625)		99,615,267

	Principal	Value
REPURCHASE AGREEMENT - 6.5%

Fixed Income Clearing Corp., 0.54% (G), dated 01/31/2018, to be repurchased at $6,959,461 on 02/01/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2021, and with a value of $7,101,715.

	$ 6,959,356	$ 6,959,356

Total Repurchase Agreement (Cost $6,959,356)		6,959,356

Total Investments (Cost $106,064,981)		106,574,623
Net Other Assets (Liabilities) - (0.2)%		(162,925)

Net Assets - 100.0%		$ 106,411,698

The notes are an integral part of this report. Transamerica Funds	Page 9	January 31, 2018 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$99,615,267	$—	$99,615,267
Repurchase Agreement	—	6,959,356	—	6,959,356

Total Investments	$—	$106,574,623	$—	$106,574,623

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the total value of 144A securities is $6,632,831, representing 6.2% of the Fund’s net assets.
(D)	Illiquid security. At January 31, 2018, the value of such securities amounted to $1,135,335 or 1.1% of the Fund’s net assets.
(E)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of January 31, 2018; the maturity dates disclosed are the ultimate maturity dates.
(F)	Restricted securities. At January 31, 2018, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Butte County Housing Authority, Revenue Bonds, Series A, 7.25%, 10/01/2030	02/16/2017	$51,160	$50,226	0.0	%(B)
Municipal Government Obligations	California School Finance Authority, Revenue Bonds, Series A, 5.35%, 08/01/2024	02/29/2016	300,791	287,930	0.3
Municipal Government Obligations	Brighton Crossing Metropolitan District No. 4, General Obligation Limited, Series A, 5.00%, 12/01/2047	12/11/2017	513,205	510,350	0.5
Municipal Government Obligations	Canyons Metropolitan District No. 5, General Obligation Limited, Series A, 6.00%, 12/01/2037	05/17/2017	991,260	1,008,600	0.9
Municipal Government Obligations	Canyons Metropolitan District No. 5, General Obligation Limited, Series B, 8.00%, 12/15/2047	05/17/2017	500,010	504,975	0.5
Municipal Government Obligations	Clear Creek Station Metropolitan District No. 2, General Obligation Limited, Series A, 4.38%, 12/01/2032	08/25/2017	500,010	505,430	0.5
Municipal Government Obligations	Copperleaf Metropolitan District No. 3, General Obligation Limited, Series A, 5.00%, 12/01/2037	12/15/2017	500,010	491,325	0.5
Municipal Government Obligations	Denver Connection West Metropolitan District, General Obligation Limited, Series A, 5.38%, 08/01/2047	08/17/2017	500,010	500,120	0.5
Municipal Government Obligations	Whispering Pines Metropolitan District No. 1, General Obligation Limited, Series A, 5.00%, 12/01/2037	12/14/2017	1,016,360	1,010,260	0.9

The notes are an integral part of this report. Transamerica Funds	Page 10	January 31, 2018 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Investments (continued)	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Capital Trust Agency, Inc., Revenue Bonds, 5.00%, 07/01/2046	12/14/2017	$764,215	$758,392	0.7%
Municipal Government Obligations	Florida Development Finance Corp., Revenue Bonds, Series A, 6.00%, 02/15/2037	07/16/2015	9,910	9,553	0.0	(B)
Municipal Government Obligations	State of Hawaii Department of Transportation, Revenue Bonds, 5.63%, 11/15/2027	11/02/2016 - 04/04/2017	220,936	220,526	0.2
Municipal Government Obligations	Idaho Housing & Finance Association, Revenue Bonds, Series A, 5.00%, 06/01/2035	04/06/2015	429,186	461,303	0.4
Municipal Government Obligations	City of Minneapolis, Revenue Bonds, Series A, 5.00%, 07/01/2047	06/09/2016	203,958	199,380	0.2
Municipal Government Obligations	Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds, Series A, 4.50%, 07/01/2028	09/09/2016	750,010	726,322	0.7
Municipal Government Obligations	Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds, Series A, 5.00%, 07/01/2036	09/09/2016	1,315,010	1,252,577	1.2
Municipal Government Obligations	Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds, Series B, 5.25%, 04/01/2043	06/19/2015	392,806	401,508	0.4
Municipal Government Obligations	Essex County Improvement Authority, Revenue Bonds, Series A, 7.00%, 12/01/2053	12/10/2015	110,006	106,081	0.1
Municipal Government Obligations	New Jersey Economic Development Authority, Revenue Bonds, 5.75%, 09/15/2027	02/11/2016 - 03/08/2016	443,717	444,916	0.4
Municipal Government Obligations	New Jersey Economic Development Authority, Revenue Bonds, Series B, 6.50%, 04/01/2031	01/22/2015	10,535	11,491	0.0	(B)
Municipal Government Obligations	City of Cleveland, Revenue Bonds, 5.38%, 09/15/2027	07/27/2015	20,062	20,069	0.0	(B)
Municipal Government Obligations	Blythe Township Solid Waste Authority, Revenue Bonds, 7.75%, 12/01/2037	12/13/2017	565,010	576,577	0.5
Municipal Government Obligations	County of Lancaster, Special Assessment, Series A, 3.13%, 12/01/2022	01/22/2016	584,099	585,117	0.6
Municipal Government Obligations	City of Houston Airport System Revenue, Revenue Bonds, 5.00%, 07/01/2029	05/09/2014	147,659	164,628	0.2
Municipal Government Obligations	Virgin Islands Public Finance Authority, Revenue Bonds, Series A, AGM-CR, 5.00%, 10/01/2032	03/27/2017 - 03/28/2017	114,052	114,487	0.1
Municipal Government Obligations	Public Finance Authority,Revenue Bonds, 5.00%, 04/01/2022	05/01/2017	25,171	26,443	0.0	(B)
Municipal Government Obligations	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, 5.00%, 08/01/2039	08/30/2017	496,690	507,175	0.5

Total			$11,475,848	$11,455,761	10.8%

(G)	Rate disclosed reflects the yield at January 31, 2018.
(H)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 11	January 31, 2018 Form N-Q

Transamerica High Yield Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

MUNICIPAL INSURER ABBREVIATIONS:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MAC	Municipal Assurance Corp.
NATL	National Public Finance Guarantee Corp.

PORTFOLIO ABBREVIATIONS:

CBI	Certificates of Bond Insurance
CPI	Consumer Price Index
CR	Custodial Receipts
ICC	Insured Custody Certificate
RE	Reinsured
TCRS	Temporary Custodian Receipts

The notes are an integral part of this report. Transamerica Funds	Page 12	January 31, 2018 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 16.5%
Banks - 5.8%
BAC Capital Trust XIV
3-Month LIBOR + 0.40%, 4.00% (A), 02/16/2018 (B)	$ 726,000	$ 653,400
Bank of America Corp.
CPI-YoY + 1.10%, 3.14% (A), 11/19/2024, MTN	1,000,000	979,600
CPI-YoY + 2.10%, 4.14% (A), 02/18/2020, MTN	400,000	411,400
4.18%, 11/25/2027, MTN	131,000	134,217
Fixed until 04/24/2037, 4.24% (A), 04/24/2038	782,000	830,391
BankBoston Capital Trust III
3-Month LIBOR + 0.75%, 2.34% (A), 06/15/2027	100,000	96,375
BankBoston Capital Trust IV
3-Month LIBOR + 0.60%, 2.12% (A), 06/08/2028	212,000	200,075
Barclays PLC
3-Month LIBOR + 2.11%, 3.52% (A), 08/10/2021	216,000	226,366
BBVA Bancomer SA
Fixed until 01/17/2028, 5.13% (A), 01/18/2033 (C)	321,000	317,517
Citigroup, Inc.
3-Month LIBOR + 1.19%, 2.97% (A), 08/02/2021	448,000	458,976
Fixed until 07/24/2027, 3.67% (A), 07/24/2028	574,000	574,991
Corestates Capital II
3-Month LIBOR + 0.65%, 2.37% (A), 01/15/2027 (C)	269,000	255,550
Credit Agricole SA
Fixed until 01/10/2028, 4.00% (A), 01/10/2033 (C)	701,000	692,761
HSBC Holdings PLC
Fixed until 05/22/2027, 6.00% (A), 05/22/2027 (B)	271,000	283,534
JPMorgan Chase & Co.
3-Month LIBOR + 1.23%, 2.97% (A), 10/24/2023	223,000	230,017
Regions Financial Corp.
2.75%, 08/14/2022	271,000	267,682
Royal Bank of Scotland Group PLC
Fixed until 03/08/2022, 2.00% (A), 03/08/2023, MTN (D)	EUR 800,000	1,040,836
Fixed until 05/15/2022, 3.50% (A), 05/15/2023	$ 200,000	199,339
Standard Chartered PLC
3-Month LIBOR + 1.51%, 3.28% (A), 01/30/2027 (B) (C)	500,000	477,500

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
SunTrust Capital III
3-Month LIBOR + 0.65%, 2.24% (A), 03/15/2028	$ 792,000	$ 736,560
Swedbank AB
Fixed until 11/22/2022, 1.00% (A), 11/22/2027, MTN (D)	EUR 800,000	988,122
UniCredit SpA
Fixed until 06/19/2027, 5.86% (A), 06/19/2032 (C)	$ 201,000	214,212
Wachovia Capital Trust II
3-Month LIBOR + 0.50%, 2.22% (A), 01/15/2027	308,000	290,290

		10,559,711

Building Products - 0.5%
Masco Corp.
3.50%, 11/15/2027	744,000	720,851
Owens Corning
4.40%, 01/30/2048	118,000	116,531

		837,382

Capital Markets - 2.0%
Credit Suisse Group Funding Guernsey, Ltd.
3-Month LIBOR + 2.29%, 4.02% (A), 04/16/2021	944,000	995,683
Goldman Sachs Group, Inc.
3-Month LIBOR + 1.17%, 2.59% (A), 11/15/2021	672,000	682,957
Fixed until 11/10/2022, 5.00% (A), 11/10/2022 (B) (E)	702,000	688,395
Morgan Stanley
3-Month LIBOR + 1.18%, 2.92% (A), 01/20/2022	225,000	229,268
Fixed until 07/22/2027, 3.59% (A), 07/22/2028	345,000	341,276
CPI-YoY + 2.00%, 4.04% (A), 04/25/2023 - 06/09/2023, MTN	643,000	651,473

		3,589,052

Chemicals - 0.2%
Mosaic Co.
4.05%, 11/15/2027	188,000	186,312
RPM International, Inc.
4.25%, 01/15/2048	138,000	133,284

		319,596

Construction Materials - 0.4%
Vulcan Materials Co.
3-Month LIBOR + 0.60%, 2.19% (A), 06/15/2020	744,000	744,509

Consumer Finance - 0.2%
Ford Motor Credit Co. LLC
3-Month LIBOR + 0.79%, 2.34% (A), 06/12/2020	462,000	465,617

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 0.1%
FirstEnergy Corp.
3.90%, 07/15/2027	$ 241,000	$ 243,476

Insurance - 1.0%
Genworth Holdings, Inc.
3-Month LIBOR + 2.00%, 3.42% (A), 11/15/2066	1,350,000	594,392
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 3.54% (A), 02/12/2067 (C)	898,000	877,705
Prudential Financial, Inc.
Fixed until 06/15/2018, 8.88% (A), 06/15/2068	225,000	229,781
XLIT, Ltd.
5.50%, 03/31/2045	137,000	143,855

		1,845,733

Machinery - 0.1%
CNH Industrial NV
3.85%, 11/15/2027, MTN	180,000	178,630

Media - 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
5.38%, 05/01/2047	170,000	175,573

Metals & Mining - 1.6%
Anglo American Capital PLC
4.00%, 09/11/2027 (C)	214,000	211,626
Glencore Funding LLC
3.88%, 10/27/2027 (C)	170,000	166,379
4.00%, 04/16/2025 - 03/27/2027 (C)	703,000	699,829
Kinross Gold Corp.
4.50%, 07/15/2027 (C)	160,000	161,600
Newcrest Finance Pty, Ltd.
4.20%, 10/01/2022 (C)	832,000	853,414
5.75%, 11/15/2041 (C)	446,000	496,937
Vale Overseas, Ltd.
6.25%, 08/10/2026	320,000	371,133

		2,960,918

Multi-Utilities - 0.6%
National Grid PLC
1.25%, 10/06/2021, MTN (D)	GBP 480,000	846,628
WEC Energy Group, Inc.
3-Month LIBOR + 2.11%, 3.53% (A), 05/15/2067	$ 219,000	212,358

		1,058,986

Oil, Gas & Consumable Fuels - 3.4%
Andeavor
3.80%, 04/01/2028	696,000	684,652
Andeavor Logistics, LP
Fixed until 02/15/2023, 6.88% (A), 02/15/2023 (B)	348,000	359,811
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
4.25%, 12/01/2027	346,000	347,995

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets PLC
3-Month LIBOR + 0.65%, 2.26% (A), 09/19/2022	$ 531,000	$ 538,692
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (A), 07/15/2077	731,000	731,051
Energy Transfer Partners, LP
Fixed until 02/15/2023, 6.25% (A), 02/15/2023 (B)	691,000	691,000
EnLink Midstream Partners, LP
4.85%, 07/15/2026	311,000	322,914
Fixed until 12/15/2022, 6.00% (A), 12/15/2022 (B)	133,000	131,670
Enterprise Products Operating LLC
Fixed until 08/16/2027, 5.25% (A), 08/16/2077	243,000	242,764
Hess Corp.
4.30%, 04/01/2027 (E)	107,000	107,579
Marathon Oil Corp.
4.40%, 07/15/2027	293,000	303,522
Noble Energy, Inc.
3.85%, 01/15/2028 (E)	227,000	226,474
ONEOK, Inc.
4.00%, 07/13/2027	78,000	78,498
Sunoco Logistics Partners Operations, LP
5.40%, 10/01/2047	143,000	146,508
TOTAL SA
Fixed until 05/18/2022, 3.88% (A), 05/18/2022, MTN (B) (D)	EUR 1,000,000	1,382,962

		6,296,092

Transportation Infrastructure - 0.5%
Heathrow Funding, Ltd.
1.37%, 03/28/2032 (D)	GBP 520,006	911,506

Total Corporate Debt Securities (Cost $29,921,261)		30,186,781

FOREIGN GOVERNMENT OBLIGATIONS - 21.7%
Australia - 1.0%
Australia Government Bond
1.00%, 11/21/2018 (D)	AUD 2,000,000	1,744,911

Brazil - 0.3%
Brazil Notas do Tesouro Nacional Series F,
10.00%, 01/01/2019	BRL 2,000,000	644,812

France - 3.1%
France Republic Government Bond OAT
0.10%, 07/25/2021 (D)	EUR 4,288,411	5,593,066

Italy - 5.6%
Italy Buoni Poliennali del Tesoro
0.10%, 05/15/2022 (D)	1,542,375	1,959,595
1.25%, 09/15/2032 (D)	4,075,640	5,165,967
2.10%, 09/15/2021 (D)	2,221,231	3,048,162

		10,173,724

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico - 1.8%
Mexico Udibonos
Series S,
2.50%, 12/10/2020	MXN 16,361,951	$ 853,652
4.50%, 12/04/2025	41,800,605	2,402,601

		3,256,253

New Zealand - 0.9%
New Zealand Government Bond
2.00%, 09/20/2025 (D)	NZD 2,000,000	1,622,779

Spain - 1.4%
Spain Government Inflation-Linked Bond
0.55%, 11/30/2019 (D)	EUR 2,042,740	2,633,116

United Kingdom - 7.6%
U.K. Gilt Inflation-Linked
0.13%, 11/22/2019 - 03/22/2044 (D)	GBP 8,007,720	13,817,444

Total Foreign Government Obligations (Cost $37,053,426)		39,486,105

MORTGAGE-BACKED SECURITY - 0.1%
DBCG Mortgage Trust
Series 2017-BBG, Class A,
1-Month LIBOR + 0.70%, 2.26% (A), 06/15/2034 (C)	$ 180,000	180,338

Total Mortgage-Backed Security (Cost $180,000)		180,338

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.8%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
1-Month LIBOR + 1.65%, 3.21% (A), 04/25/2024	1,728,159	1,755,922
1-Month LIBOR + 2.20%, 3.76% (A), 02/25/2024 - 09/25/2024	3,094,879	3,193,429
Federal National Mortgage Association Connecticut Avenue Securities
1-Month LIBOR + 2.00%, 3.56% (A), 10/25/2023	125,938	126,724

Total U.S. Government Agency Obligations (Cost $5,040,476)		5,076,075

U.S. GOVERNMENT OBLIGATIONS - 55.1%
U.S. Treasury Inflation-Protected Securities - 55.1%
U.S. Treasury Inflation-Indexed Bond
0.75%, 02/15/2045	4,654,611	4,607,780
1.00%, 02/15/2046	2,827,465	2,976,511
1.38%, 02/15/2044	3,097,937	3,527,362
2.13%, 02/15/2040	1,366,076	1,754,700
2.38%, 01/15/2025	5,850,795	6,584,762
3.38%, 04/15/2032	3,478,369	4,733,018
3.88%, 04/15/2029	6,554,097	8,809,332
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2019 - 07/15/2026	48,905,552	48,328,825
0.25%, 01/15/2025	3,603,382	3,530,556
0.38%, 07/15/2025 - 07/15/2027	5,273,493	5,210,422
0.63%, 01/15/2024 - 01/15/2026	5,766,763	5,790,963
1.13%, 01/15/2021	4,510,480	4,618,553

Total U.S. Government Obligations (Cost $100,021,100)		100,472,784

	Shares	Value
PREFERRED STOCKS - 0.1%
Banks - 0.0% (F)
Banco Santander SA,
3-Month LIBOR + 0.52%, 4.00% (A)	3,100	$ 75,640

Insurance - 0.1%
Prudential Financial, Inc.,
CPI-YoY + 2.40%, 4.44% (A)	4,655	116,375

Total Preferred Stocks (Cost $197,838)		192,015

SECURITIES LENDING COLLATERAL - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (G)	896,945	896,945

Total Securities Lending Collateral (Cost $896,945)		896,945

	Principal	Value
REPURCHASE AGREEMENT - 3.3%
Fixed Income Clearing Corp., 0.54% (G), dated 01/31/2018, to be repurchased at $5,928,252 on 02/01/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2021, and with a value of $6,048,844.	$ 5,928,163	5,928,163

Total Repurchase Agreement (Cost $5,928,163)		5,928,163

Total Investments (Cost $179,239,209)		182,419,206
Net Other Assets (Liabilities) - (0.1)%		(138,033)

Net Assets - 100.0%		$ 182,281,173

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2018 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	04/20/2018	USD	614,912	BRL	2,000,000	$—	$(7,514)
JPMS	04/20/2018	USD	18,650,197	EUR	15,163,921	—	(276,984)
JPMS	04/20/2018	USD	8,953,008	GBP	6,480,000	—	(276,471)
JPMS	04/20/2018	USD	3,002,956	MXN	57,500,000	—	(46,296)
JPMS	04/20/2018	BRL	100,000	USD	31,526	—	(405)

Total						$—	$(607,670)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$30,186,781	$—	$30,186,781
Foreign Government Obligations	—	39,486,105	—	39,486,105
Mortgage-Backed Security	—	180,338	—	180,338
U.S. Government Agency Obligations	—	5,076,075	—	5,076,075
U.S. Government Obligations	—	100,472,784	—	100,472,784
Preferred Stocks	192,015	—	—	192,015
Securities Lending Collateral	896,945	—	—	896,945
Repurchase Agreement	—	5,928,163	—	5,928,163

Total Investments	$1,088,960	$181,330,246	$—	$182,419,206

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$(607,670)	$—	$(607,670)

Total Other Financial Instruments	$—	$(607,670)	$—	$(607,670)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the total value of 144A securities is $5,605,368, representing 3.1% of the Fund’s net assets.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2018, the total value of Regulation S securities is $40,755,094, representing 22.4% of the Fund’s net assets.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $878,036. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Rates disclosed reflect the yields at January 31, 2018.
(H)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(I)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NZD	New Zealand Dollar

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2018 Form N-Q

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

USD	United States Dollar

COUNTERPARTY ABBREVIATION:
JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

CPI-YoY	US Consumer Price Index Urban Consumers Year Over Year
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2018 Form N-Q

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 2.7%
Canada - 0.4%
Canada Government Real Return Bond
4.25%, 12/01/2026	CAD 553,098	$ 593,034

Greece - 0.0% (A)
Hellenic Republic Government Bond Up to 1.00% notional if Greece nominal GDP exceeds a defined threshold + has positive Greece real GDP, 0.00% (B), 10/15/2042	EUR 366,000	2,486

Italy - 0.7%
Italy Buoni Poliennali del Tesoro
1.65%, 04/23/2020 (C)	928,568	1,221,770

New Zealand - 1.6%
New Zealand Government Bond
2.50%, 09/20/2035 (C)	NZD 1,660,000	1,389,748
2.50%, 09/20/2040	439,000	356,442
3.00%, 09/20/2030 (C)	1,187,000	1,059,430

		2,805,620

United Kingdom - 0.0% (A)
U.K. Gilt Inflation-Linked
0.75%, 11/22/2047 (C)	GBP 6,637	17,379

Total Foreign Government Obligations (Cost $4,209,731)		4,640,289

U.S. GOVERNMENT OBLIGATIONS - 94.1%
U.S. Treasury Inflation-Protected Securities - 94.1%
U.S. Treasury Inflation Indexed Bonds
0.50%, 01/15/2028	$ 2,644,851	2,616,341
U.S. Treasury Inflation-Indexed Bond
0.63%, 02/15/2043	1,188,762	1,146,476
0.75%, 02/15/2042 - 02/15/2045	10,199,139	10,125,674
0.88%, 02/15/2047	1,757,593	1,796,211
1.00%, 02/15/2046	2,003,794	2,109,421
1.38%, 02/15/2044 (D)	5,318,460	6,055,686
1.75%, 01/15/2028	2,496,173	2,765,785
2.00%, 01/15/2026	3,256,162	3,614,942
2.13%, 02/15/2040 - 02/15/2041	3,494,677	4,501,963
2.38%, 01/15/2025 - 01/15/2027	5,730,031	6,538,898
2.50%, 01/15/2029	3,377,651	4,037,252
3.38%, 04/15/2032	502,230	683,385
3.63%, 04/15/2028	2,943,424	3,808,073
3.88%, 04/15/2029 (D)	3,593,650	4,830,209
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2020 - 07/15/2026	52,701,796	51,873,074
0.25%, 01/15/2025	9,018,870	8,836,594
0.38%, 07/15/2023 - 07/15/2027	17,635,012	17,469,476
0.63%, 07/15/2021 - 01/15/2024	12,376,785	12,493,534
0.63%, 01/15/2026 (D)	3,698,822	3,709,605
1.13%, 01/15/2021	7,290,063	7,464,737
1.25%, 07/15/2020	6,068,191	6,241,416

Total U.S. Government Obligations (Cost $163,551,686)		162,718,752

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 1.2%
Money Market Fund - 1.2%
BlackRock Liquidity Funds T-Fund Portfolio	2,054,528	$ 2,054,528

Total Short-Term Investment Company (Cost $2,054,528)		2,054,528

Total Investments Excluding Purchased Options/Swaptions (Cost $169,815,945)		169,413,569
Total Purchased Options/Swaptions - 0.3% (Cost $638,931)		613,079

Total Investments (Cost $170,454,877)		170,026,648
Net Other Assets (Liabilities) - 1.7%		2,947,602

Net Assets - 100.0%		$ 172,974,250

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Call - EUR vs. USD	DUB	EUR	1.24	02/01/2018	EUR	700,000	$4,888	$1,800
Put - EUR vs. USD	DUB	EUR	1.24	02/01/2018	EUR	700,000	5,200	1,670
Put - GBP vs. USD	DUB	GBP	1.35	07/23/2018	GBP	1,240,000	11,942	10,409

Total							$22,030	$13,879

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - Receives Floating Rate Index 3-Month USD-LIBOR	DUB	3-Month USD-LIBOR	Pay	2.68%	01/12/2021	USD	900,000	$107,052	$96,438
Put - Receives Floating Rate Index 3-Month USD-LIBOR	DUB	3-Month USD-LIBOR	Pay	2.95	08/22/2022	USD	7,120,000	325,292	339,131
Put - Receives Floating Rate Index 3-Month USD-LIBOR	DUB	3-Month USD-LIBOR	Pay	3.04	06/17/2019	USD	1,510,000	62,964	70,578
Put - Receives Floating Rate Index 3-Month USD-LIBOR	DUB	3-Month USD-LIBOR	Pay	3.54	06/17/2019	USD	1,500,000	28,688	27,947
Put - Receives Floating Rate Index 6-Month JPY-LIBOR	DUB	6-Month JPY-LIBOR	Pay	1.10	06/29/2022	JPY	682,280,000	92,906	65,106

Total								$616,902	$599,200

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - GBP vs. USD	DUB	GBP	1.47	07/23/2018	GBP	1,240,000	$(13,019)	$(20,108)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - 5-Year	DUB	3-Month USD-LIBOR	Receive	2.65%	08/22/2018	USD	9,980,000	$(127,113)	$(250,816)

CENTRALLY CLEARED SWAP AGREEMENTS:

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Receive	2.12%	Semi-Annually	01/17/2020	CAD	6,205,000	$(4,365)	$21	$(4,386)
3-Month NZD-BKBM	Pay	3.06	Semi-Annually/ Quarterly	09/08/2027	NZD	1,683,375	5,492	24	5,468
3-Month NZD-BKBM	Pay	3.07	Semi-Annually/ Quarterly	09/08/2027	NZD	829,125	2,061	12	2,049
3-Month NZD-BKBM	Pay	3.07	Semi-Annually/ Quarterly	09/08/2027	NZD	837,500	1,920	12	1,908
3-Month USD-LIBOR	Receive	1.88	Quarterly/ Semi-Annually	11/15/2019	USD	4,970,000	(30,510)	74	(30,584)
3-Month USD-LIBOR	Receive	1.94	Quarterly/ Semi-Annually	11/24/2019	USD	4,970,000	(26,842)	75	(26,917)
3-Month USD-LIBOR	Pay	2.17	Semi-Annually/ Quarterly	08/24/2027	USD	400,000	17,499	8	17,491

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements (continued)

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Pay	2.24%	Semi-Annually/ Quarterly	01/19/2020	USD	5,000,000	$7,251	$82	$7,169
3-Month USD-LIBOR	Pay	2.60	Semi-Annually/ Quarterly	11/15/2043	USD	450,000	23,112	11	23,101
3-Month USD-LIBOR	Receive	2.57	Quarterly/ Semi-Annually	04/27/2046	USD	245,000	(12,682)	6	(12,688)
6-Month EUR-EURIBOR	Pay	0.31	Annually/ Semi-Annually	01/08/2023	EUR	3,240,000	30,062	75	29,987
6-Month EUR-EURIBOR	Pay	0.95	Annually/ Semi-Annually	01/15/2028	EUR	795,000	10,036	21	10,015
6-Month EUR-EURIBOR	Pay	0.95	Annually/ Semi-Annually	01/15/2028	EUR	795,000	9,940	21	9,919
6-Month EUR-EURIBOR	Pay	1.49	Annually/ Semi-Annually	01/08/2048	EUR	305,000	5,373	12	5,361
6-Month EUR-EURIBOR	Pay	1.52	Annually/ Semi-Annually	01/05/2048	EUR	305,000	2,749	12	2,737
6-Month GBP-LIBOR	Pay	1.45	Semi-Annually	01/24/2028	GBP	1,395,000	23,359	(569)	23,928
6-Month GBP-LIBOR	Pay	1.52	Semi-Annually	01/10/2048	GBP	530,000	31,942	43	31,899
6-Month GBP-LIBOR	Receive	1.54	Semi-Annually	02/01/2028	GBP	1,375,000	(7,453)	43	(7,496)
6-Month GBP-LIBOR	Pay	1.57	Semi-Annually	01/23/2048	GBP	1,030,000	44,369	1,170	43,199
6-Month GBP-LIBOR	Pay	1.67	Semi-Annually	02/01/2048	GBP	510,000	5,530	24	5,506
6-Month JPY-LIBOR	Receive	0.09	Semi-Annually	11/08/2022	JPY	230,640,000	(3,857)	37	(3,894)
6-Month JPY-LIBOR	Receive	0.09	Semi-Annually	11/08/2022	JPY	230,640,000	(3,804)	37	(3,841)
6-Month JPY-LIBOR	Receive	0.15	Semi-Annually	01/30/2023	JPY	421,685,000	225	74	151
6-Month JPY-LIBOR	Pay	0.27	Semi-Annually	11/08/2027	JPY	110,305,000	6,323	21	6,302
6-Month JPY-LIBOR	Pay	0.35	Semi-Annually	01/11/2028	JPY	104,775,000	7	21	(14)
6-Month JPY-LIBOR	Pay	1.01	Semi-Annually	01/30/2048	JPY	72,915,000	(4,405)	22	(4,427)
Eurostat Eurozone HICP ex Tobacco NSA	Pay	1.26	Maturity	08/15/2022	EUR	1,630,000	14,311	63	14,248
Eurostat Eurozone HICP ex Tobacco NSA	Receive	1.29	Maturity	11/15/2022	EUR	2,965,000	(24,127)	125	(24,252)
Eurostat Eurozone HICP ex Tobacco NSA	Pay	1.30	Maturity	09/29/2022	EUR	2,500,000	16,686	99	16,587
Eurostat Eurozone HICP ex Tobacco NSA	Receive	1.59	Maturity	01/15/2028	EUR	675,000	1,111	33	1,078
Eurostat Eurozone HICP ex Tobacco NSA	Receive	1.59	Maturity	01/15/2028	EUR	675,000	1,178	33	1,145
Eurostat Eurozone HICP ex Tobacco NSA	Receive	1.83	Maturity	05/15/2047	EUR	650,000	(31,653)	30	(31,683)
Eurostat Eurozone HICP ex Tobacco NSA	Receive	1.97	Maturity	01/15/2048	EUR	215,000	(113)	15	(128)
Eurostat Eurozone HICP ex Tobacco NSA	Receive	1.99	Maturity	01/15/2048	EUR	215,000	1,445	15	1,430
Eurostat Eurozone HICP ex Tobacco NSA	Receive	2.00	Maturity	02/15/2048	EUR	1,150,000	13,238	80	13,158
U.K. RPI All Items Monthly	Receive	3.21	Maturity	02/15/2023	GBP	6,745,000	18,688	(2,326)	21,014
U.K. RPI All Items Monthly	Pay	3.33	Maturity	01/15/2023	GBP	1,835,000	(9,248)	91	(9,339)
U.K. RPI All Items Monthly	Pay	3.36	Maturity	02/15/2028	GBP	1,020,000	(4,332)	59	(4,391)
U.K. RPI All Items Monthly	Receive	3.41	Maturity	01/15/2028	GBP	1,835,000	7,747	104	7,643
U.K. RPI All Items Monthly	Receive	3.41	Maturity	02/15/2028	GBP	1,010,000	12,754	10,420	2,334
U.K. RPI All Items Monthly	Receive	3.44	Maturity	04/26/2027	GBP	1,145,000	15,443	35	15,408
U.K. RPI All Items Monthly	Pay	3.46	Maturity	11/15/2027	GBP	1,720,000	(24,172)	90	(24,262)

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2018 Form N-Q

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements (continued)

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
U.K. RPI All Items Monthly	Receive	3.50%	Maturity	02/15/2048	GBP	225,000	$946	$18	$928
U.K. RPI All Items Monthly	Receive	3.51	Maturity	04/26/2047	GBP	120,000	110	7	103
U.K. RPI All Items Monthly	Receive	3.51	Maturity	02/15/2048	GBP	450,000	8,027	9,393	(1,366)
U.K. RPI All Items Monthly	Pay	3.51	Maturity	02/15/2048	GBP	445,000	(6,865)	(7,578)	713
U.K. RPI All Items Monthly	Receive	3.51	Maturity	01/15/2048	GBP	225,000	1,308	17	1,291
U.K. RPI All Items Monthly	Receive	3.55	Maturity	11/15/2032	GBP	1,720,000	32,730	97	32,633
U.K. RPI All Items Monthly	Pay	3.55	Maturity	11/15/2047	GBP	1,035,000	(35,243)	77	(35,320)
U.K. RPI All Items Monthly	Receive	3.60	Maturity	11/15/2042	GBP	1,035,000	31,648	73	31,575
U.S. CPI Urban Consumers NAS	Pay	2.11	Maturity	11/09/2019	USD	9,035,000	19,073	266	18,807

Total							$194,022	$12,725	$181,297

OVER-THE-COUNTER SWAP AGREEMENTS:

Interest Rate Swap Agreements

Reference Obligation	Counterparty	Fixed Rate Payable	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Eurostat Eurozone HICP ex Tobacco NSA	DUB	1.38%	Maturity	05/15/2027	EUR	490,000	$7,948	$—	$7,948
Eurostat Eurozone HICP ex Tobacco NSA	DUB	1.89	Maturity	05/15/2047	EUR	245,000	(5,966)	—	(5,966)

Total							$1,982	$—	$1,982

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Long	73	12/17/2018	$17,869,197	$17,814,738	$—	$(54,459)
90-Day Eurodollar	Short	(73)	12/16/2019	(17,837,433)	(17,758,163)	79,270	—
90-Day Sterling	Short	(98)	12/18/2019	(17,180,847)	(17,172,263)	8,584	—
2-Year U.S. Treasury Note	Long	37	03/29/2018	7,914,899	7,889,672	—	(25,227)
5-Year U.S. Treasury Note	Long	61	03/29/2018	7,064,553	6,997,367	—	(67,186)
10-Year Canada Government Bond	Short	(5)	03/20/2018	(555,968)	(537,520)	18,448	—
10-Year U.S. Treasury Bond	Long	9	03/20/2018	1,196,609	1,171,828	—	(24,781)
10-Year U.S. Treasury Note	Long	36	03/20/2018	4,484,814	4,376,813	—	(108,001)
Euro-BTP Italy Government Bond	Long	6	03/08/2018	1,008,903	1,012,956	4,053	—
Euro-BTP Italy Government Bond	Short	(13)	03/08/2018	(1,829,472)	(1,827,872)	1,600	—
German Euro BOBL	Long	23	03/08/2018	3,750,126	3,725,084	—	(25,042)
German Euro Bund	Short	(5)	03/08/2018	(995,770)	(985,915)	9,855	—
U.S. Treasury Bond	Short	(57)	03/20/2018	(9,364,195)	(9,103,313)	260,882	—

Total						$382,692	$(304,696)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
ANZ	02/05/2018	USD	236,935	NZD	322,262	$—	$(540)
ANZ	03/05/2018	USD	2,821,486	NZD	3,809,000	15,561	—
BCLY	02/05/2018	USD	332,940	EUR	266,832	1,550	—
BCLY	02/14/2018	MXN	16,936,325	USD	870,950	37,038	—
BCLY	03/05/2018	USD	42,453	JPY	4,631,500	—	(49)
BOA	02/05/2018	USD	137,780	CAD	169,748	—	(235)

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2018 Form N-Q

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BOA	02/05/2018	USD	90,154	JPY	9,821,229	$167	$—
BOA	02/14/2018	USD	440,737	EUR	355,000	—	(385)
DUB	02/14/2018	USD	1,783,792	EUR	1,460,000	5,049	(35,451)
DUB	02/14/2018	USD	870,000	MXN	16,319,895	—	(4,940)
DUB	02/14/2018	EUR	772,500	SEK	7,659,994	—	(13,039)
DUB	02/14/2018	EUR	1,065,000	USD	1,322,694	2,255	(1,582)
GSI	04/04/2018	MXN	17,339,367	CAD	1,095,000	31,083	—
HSBC	02/05/2018	USD	4,133,754	EUR	3,430,000	—	(126,109)
HSBC	02/05/2018	EUR	600,000	USD	719,831	25,334	—
HSBC	03/05/2018	USD	1,567,691	EUR	1,259,000	2,837	(1,605)
HSBC	03/05/2018	USD	42,692	JPY	4,631,500	190	—
JPM	02/05/2018	USD	1,455,894	GBP	1,073,000	—	(67,896)
JPM	02/05/2018	EUR	174,200	USD	211,000	5,346	—
MSCS	02/05/2018	USD	305,017	GBP	213,338	2,052	—
MSCS	02/14/2018	SEK	15,279,691	EUR	1,545,000	20,958	—
MSCS	02/14/2018	EUR	772,500	SEK	7,580,687	—	(2,965)
MSCS	02/14/2018	EUR	300,000	USD	353,390	19,390	—
NAB	02/05/2018	USD	2,500,307	NZD	3,515,173	—	(90,024)
RBS	02/05/2018	USD	457,352	CAD	573,000	—	(8,528)
RBS	04/04/2018	CAD	1,095,000	MXN	17,149,014	—	(20,961)
TDB	03/05/2018	USD	599,295	CAD	736,000	689	—

Total						$169,499	$(374,309)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Foreign Government Obligations	$—	$4,640,289	$—	$4,640,289
U.S. Government Obligations	—	162,718,752	—	162,718,752
Short-Term Investment Company	2,054,528	—	—	2,054,528
Over-the-Counter Foreign Exchange Options Purchased	—	13,879	—	13,879
Over-the-Counter Interest Rate Swaptions Purchased	—	599,200	—	599,200

Total Investments	$2,054,528	$167,972,120	$—	$170,026,648

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$423,693	$—	$423,693
Over-the-Counter Interest Rate Swap Agreements	—	7,948	—	7,948
Futures Contracts (F)	382,692	—	—	382,692
Forward Foreign Currency Contracts (F)	—	169,499	—	169,499

Total Other Financial Instruments	$382,692	$601,140	$—	$983,832

LIABILITIES
Other Financial Instruments
Over-the-Counter Foreign Exchange Options Written	$—	$(20,108)	$—	$(20,108)
Over-the-Counter Interest Rate Swaptions Written	—	(250,816)	—	(250,816)
Centrally Cleared Interest Rate Swap Agreements	—	(229,671)	—	(229,671)
Over-the-Counter Interest Rate Swap Agreements	—	(5,966)	—	(5,966)
Futures Contracts (F)	(304,696)	—	—	(304,696)
Forward Foreign Currency Contracts (F)	—	(374,309)	—	(374,309)

Total Other Financial Instruments	$(304,696)	$(880,870)	$—	$(1,185,566)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Floating or variable rate security. The rate disclosed is as of January 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2018 Form N-Q

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2018, the total value of Regulation S securities is $3,688,327, representing 2.1% of the Fund’s net assets.
(D)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $227,525.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(F)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

ANZ	Australia & New Zealand Banking Group
BCLY	Barclays Bank PLC
BOA	Bank of America, N.A.
DUB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.
MSCS	Morgan Stanley Capital Services Inc.
NAB	National Australia Bank
RBS	Royal Bank of Scotland PLC
TDB	Toronto Dominion Bank

PORTFOLIO ABBREVIATIONS:

BKBM	Bank Bill Reference Rate
BOBL	Bundesobligationen (German Federal Government Securities)
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CDOR	Canadian Dollar Offered Rate
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offer Rate
GDP	Gross Domestic Product
HICP	Harmonized Indices of Consumer Prices
LIBOR	London Interbank Offered Rate
NAS	National Academy of Sciences
NSA	Not Seasonally Adjusted
RPI	Retail Price Index

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2018 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 7.8%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (A)	$ 3,937,485	$ 4,206,781
American Tower Trust #1
Series 2013-1A, Class 1A,
1.55%, 03/15/2043 (A)	9,440,000	9,430,918
Avis Budget Rental Car Funding AESOP LLC
Series 2013-1A, Class A,
1.92%, 09/20/2019 (A)	1,260,000	1,259,225
Series 2014-1A, Class A,
2.46%, 07/20/2020 (A)	3,637,000	3,638,333
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1,
3-Month LIBOR + 1.43%, 3.16% (B), 07/18/2027 (A)	10,440,000	10,481,113
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (A)	1,734,348	1,717,425
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR,
3-Month LIBOR + 1.21%, 2.94% (B), 10/18/2030 (A)	9,730,000	9,798,888
Diamond Resorts Owner Trust
Series 2014-1, Class A,
2.54%, 05/20/2027 (A)	3,097,346	3,087,159
Series 2015-1, Class A,
2.73%, 07/20/2027 (A)	163,055	162,292
Hertz Vehicle Financing II, LP
Series 2016-3A, Class A,
2.27%, 07/25/2020 (A)	5,125,000	5,091,478
Hilton Grand Vacations Trust
Series 2013-A, Class A,
2.28%, 01/25/2026 (A)	419,569	415,730
Series 2017-AA, Class A,
2.66%, 12/26/2028 (A)	1,632,623	1,609,424
ICG US CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 1.22%, 2.59% (B), 01/20/2030 (A)	2,750,000	2,771,755
JG Wentworth XXI LLC
Series 2010-2A, Class A,
4.07%, 01/15/2048 (A)	1,030,224	1,033,448
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (A)	1,453,472	1,484,889
JG Wentworth XXXV LLC
Series 2015-2A, Class A,
3.87%, 03/15/2058 (A)	1,758,256	1,789,119
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (A)	7,665,484	7,489,555
Longfellow Place CLO, Ltd.
Series 2013-1A, Class ARR,
3-Month LIBOR + 1.34%, 3.06% (B), 04/15/2029 (A)	3,500,000	3,528,140
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (A)	1,322,347	1,300,023

	Principal	Value
ASSET-BACKED SECURITIES (continued)
MVW Owner Trust (continued)
Series 2016-1A, Class A,
2.25%, 12/20/2033 (A)	$ 5,640,487	$ 5,532,462
New Residential Advanced Receivables Trust
Series 2017-T1, Class AT1,
3.21%, 02/15/2051 (A)	4,700,000	4,671,343
New Residential Mortgage Trust
Series 2018-1A, Class A1A,
4.00% (B), 12/25/2057 (A)	2,500,000	2,554,088
NRZ Advance Receivables Trust
Series 2016-T4, Class AT4,
3.11%, 12/15/2050 (A)	11,200,000	11,150,125
OCP CLO, Ltd.
Series 2014-7A, Class A1AR,
3-Month LIBOR + 0.95%, 2.69% (B), 10/20/2026 (A)	2,350,000	2,351,530
Octagon Investment Partners 33, Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 2.59% (B), 01/20/2031 (A)	3,600,000	3,608,939
Ocwen Master Advance Receivables Trust
Series 2016-T2, Class AT2,
2.72%, 08/16/2049 (A)	2,500,000	2,478,375
Series 2017-T1, Class AT1,
2.50%, 09/15/2048 (A)	6,820,000	6,821,060
Orange Lake Timeshare Trust
Series 2014-AA, Class A,
2.29%, 07/09/2029 (A)	834,787	821,165
Series 2015-AA, Class A,
2.88%, 09/08/2027 (A)	1,495,147	1,474,414
Palmer Square CLO, Ltd.
Series 2013-2A, Class A1AR,
3-Month LIBOR + 1.22%, 2.95% (B), 10/17/2027 (A)	5,250,000	5,287,994
Series 2015-2A, Class A1AR,
3-Month LIBOR + 1.27%, 3.01% (B), 07/20/2030 (A)	6,445,000	6,492,770
RAAC Trust
Series 2007-RP4, Class A,
1-Month LIBOR + 0.35%, 1.91% (B), 11/25/2046 (A)	802,934	721,864
SBA Tower Trust
Series 2014-1A, Class C,
2.90% (B), 10/15/2044 (A)	24,599,000	24,661,189
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class A,
2.20%, 10/20/2030 (A)	501,646	500,608
Series 2013-3A, Class B,
2.70%, 10/20/2030 (A)	427,026	426,500
Series 2014-1A, Class A,
2.07%, 03/20/2030 (A)	1,249,615	1,246,386
Series 2014-2A, Class A,
2.05% (B), 06/20/2031 (A)	847,613	845,507
Series 2014-2A, Class B,
2.40% (B), 06/20/2031 (A)	454,484	452,916
Series 2015-1A, Class A,
2.40%, 03/22/2032 (A)	520,453	517,512
Series 2015-1A, Class B,
3.05%, 03/22/2032 (A)	540,011	539,026
Series 2015-3A, Class A,
2.58%, 09/20/2032 (A)	1,149,759	1,148,453
Series 2016-2A, Class A,
2.33%, 07/20/2033 (A)	2,033,247	2,012,863

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
SilverLeaf Finance XVII LLC
Series 2013-A, Class A,
2.68%, 03/16/2026 (A)	$ 154,294	$ 154,089
SilverLeaf Finance XVIII LLC
Series 2014-A, Class A,
2.81%, 01/15/2027 (A)	729,742	727,310
SolarCity LMC Series III LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (A)	3,839,179	3,664,213
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (A)	4,965,575	4,981,052
SPS Servicer Advance Receivables Trust
Series 2016-T2, Class AT2,
2.75%, 11/15/2049 (A)	2,000,000	1,996,162
SVO VOI Mortgage LLC
Series 2012-AA, Class A,
2.00%, 09/20/2029 (A)	368,715	364,025
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (B), 03/25/2054 (A)	5,888,464	5,893,640
Series 2015-4, Class A1B,
2.75% (B), 04/25/2055 (A)	1,469,647	1,463,847
Series 2015-5, Class A1B,
2.75% (B), 05/25/2055 (A)	8,028,377	7,991,778
Series 2015-6, Class A1B,
2.75% (B), 04/25/2055 (A)	4,045,685	4,017,787
Series 2016-2, Class A1A,
2.75% (B), 08/25/2055 (A)	4,151,781	4,109,399
Series 2016-3, Class A1,
2.25% (B), 04/25/2056 (A)	7,532,185	7,436,635
Series 2016-4, Class A1,
2.25% (B), 07/25/2056 (A)	5,181,042	5,098,757
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	5,282,992	5,248,377
Series 2017-2, Class A1,
2.75% (B), 04/25/2057 (A)	1,150,597	1,143,105
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	4,706,207	4,666,072
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	9,458,202	9,369,441
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (A)	6,613,525	6,519,376
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (A)	7,831,313	7,770,941
Wellfleet CLO, Ltd.
Series 2016-2A, Class A1,
3-Month LIBOR + 1.65%, 3.39% (B), 10/20/2028 (A)	8,060,000	8,119,725

Total Asset-Backed Securities (Cost $248,464,538)		247,348,515

CERTIFICATE OF DEPOSIT - 1.0%
Banks - 1.0%
Standard Chartered Bank
1.65% (B), 03/14/2018	30,000,000	30,000,000

Total Certificate of Deposit (Cost $30,000,000)		30,000,000

	Principal	Value
CORPORATE DEBT SECURITIES - 39.5%
Aerospace & Defense - 0.5%
Harris Corp.
5.55%, 10/01/2021	$ 8,811,000	$ 9,539,045
Northrop Grumman Corp.
2.55%, 10/15/2022	6,295,000	6,147,364

		15,686,409

Air Freight & Logistics - 0.3%
FedEx Corp.
4.90%, 01/15/2034	4,063,000	4,514,230
5.10%, 01/15/2044	2,948,000	3,419,076

		7,933,306

Airlines - 1.4%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	2,146,484	2,104,628
3.70%, 04/01/2028	7,257,002	7,320,501
4.95%, 07/15/2024	4,171,270	4,385,256
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	4,632,298	4,799,061
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	8,264,642	8,543,987
6.82%, 02/10/2024	7,440,935	8,346,497
7.75%, 06/17/2021	392,912	422,380
Southwest Airlines Co. Pass-Through Trust
6.15%, 02/01/2024	333,256	359,252
United Airlines Pass-Through Trust
3.75%, 03/03/2028	6,281,187	6,393,055
US Airways Pass-Through Trust
5.38%, 05/15/2023	2,603,232	2,722,199

		45,396,816

Auto Components - 0.1%
BorgWarner, Inc.
3.38%, 03/15/2025	3,900,000	3,864,595

Automobiles - 0.5%
Ford Motor Co.
4.35%, 12/08/2026	7,362,000	7,437,209
General Motors Co.
4.88%, 10/02/2023	5,746,000	6,104,384
6.25%, 10/02/2043	1,075,000	1,269,033

		14,810,626

Banks - 7.9%
Bank of America Corp.
Fixed until 10/01/2024, 3.09% (B), 10/01/2025, MTN	10,940,000	10,736,262
Fixed until 12/20/2027, 3.42% (B), 12/20/2028 (A)	1,844,000	1,812,825
4.45%, 03/03/2026, MTN	14,663,000	15,384,763
Bank One Capital III
8.75%, 09/01/2030	1,265,000	1,808,833
Bank One Corp.
8.00%, 04/29/2027	940,000	1,232,984
Barclays Bank PLC
10.18%, 06/12/2021 (A)	18,145,000	21,895,517
BNP Paribas SA
Fixed until 03/14/2022, 6.75% (B), 03/14/2022 (A) (C)	2,465,000	2,656,037

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc.
3-Month LIBOR + 0.95%, 2.69% (B), 07/24/2023	$ 7,072,000	$ 7,171,391
Fixed until 01/10/2027, 3.89% (B), 01/10/2028	21,828,000	22,288,664
4.50%, 01/14/2022	2,945,000	3,102,436
Fixed until 01/30/2023, 5.95% (B), 01/30/2023 (C) (D)	1,700,000	1,787,125
6.68%, 09/13/2043	490,000	666,707
Commerzbank AG
8.13%, 09/19/2023 (A)	12,655,000	15,089,837
Cooperatieve Rabobank UA
Fixed until 06/30/2019, 11.00% (B), 06/30/2019 (A) (C)	21,977,000	24,257,114
Discover Bank
3.45%, 07/27/2026	11,605,000	11,193,951
First Horizon National Corp.
3.50%, 12/15/2020	4,785,000	4,844,644
HSBC Holdings PLC
4.25%, 03/14/2024	485,000	499,454
5.25%, 03/14/2044	790,000	903,503
Intesa Sanpaolo SpA
3.38%, 01/12/2023 (A)	1,213,000	1,201,990
3.88%, 07/14/2027 (A)	3,061,000	3,003,658
5.02%, 06/26/2024 (A)	2,945,000	3,006,228
JPMorgan Chase & Co.
3.25%, 09/23/2022	16,157,000	16,313,926
3.38%, 05/01/2023	5,232,000	5,263,149
Fixed until 05/01/2027, 3.54% (B), 05/01/2028	5,125,000	5,123,878
4.85%, 02/01/2044	1,890,000	2,179,639
6.40%, 05/15/2038	3,925,000	5,302,461
Fixed until 02/01/2024, 6.75% (B), 02/01/2024 (C) (D)	412,000	460,410
Nordea Bank AB
4.25%, 09/21/2022 (A)	18,072,000	18,703,822
Oversea-Chinese Banking Corp., Ltd.
Fixed until 03/11/2018, 3.15% (B), 03/11/2023 (A)	1,480,000	1,478,570
Royal Bank of Scotland Group PLC
6.00%, 12/19/2023	1,685,000	1,836,867
6.10%, 06/10/2023	1,414,000	1,534,389
6.40%, 10/21/2019	2,607,000	2,761,317
Societe Generale SA
5.00%, 01/17/2024 (A)	2,315,000	2,440,397
Svenska Handelsbanken AB
2.45%, 03/30/2021, MTN	3,000,000	2,975,478
Toronto-Dominion Bank
Fixed until 09/15/2026, 3.63% (B), 09/15/2031	8,071,000	7,886,180
US Bank NA
2.13%, 10/28/2019	2,024,000	2,013,115
Wells Fargo & Co.
Fixed until 05/27/2027, 3.58% (B), 05/22/2028, MTN	5,004,000	5,015,769
4.10%, 06/03/2026, MTN	1,814,000	1,868,142
5.38%, 11/02/2043	3,948,000	4,685,190
Fixed until 06/15/2024, 5.90% (B), 06/15/2024 (C)	1,080,000	1,142,100
Wells Fargo Bank NA
2.60%, 01/15/2021	2,791,000	2,781,659
5.95%, 08/26/2036	2,984,000	3,762,496

		250,072,877

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/2026	$ 2,982,000	$ 3,017,892
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	6,551,000	6,932,934
Constellation Brands, Inc.
3.70%, 12/06/2026	2,526,000	2,538,231
Pernod Ricard SA
4.45%, 01/15/2022 (A)	3,146,000	3,299,394
5.75%, 04/07/2021 (A)	6,311,000	6,852,153

		22,640,604

Biotechnology - 0.8%
AbbVie, Inc.
3.20%, 05/14/2026	9,333,000	9,100,136
Biogen, Inc.
4.05%, 09/15/2025	5,469,000	5,677,401
Celgene Corp.
2.88%, 08/15/2020	1,629,000	1,635,761
3.88%, 08/15/2025	5,030,000	5,134,206
Gilead Sciences, Inc.
2.95%, 03/01/2027 (D)	1,620,000	1,571,131
4.15%, 03/01/2047	1,598,000	1,646,193

		24,764,828

Building Products - 0.3%
Owens Corning
4.20%, 12/15/2022	4,114,000	4,267,368
4.40%, 01/30/2048	6,460,000	6,379,609

		10,646,977

Capital Markets - 3.8%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	10,331,000	10,563,487
7.30%, 06/28/2019	8,112,000	8,652,540
Charles Schwab Corp.
3.20%, 03/02/2027	4,880,000	4,814,587
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	4,559,000	4,553,691
3.80%, 06/09/2023	5,920,000	6,041,387
Deutsche Bank AG
3-Month LIBOR + 1.31%, 2.75% (B), 08/20/2020	4,745,000	4,806,147
Goldman Sachs Group, Inc.
2.75%, 09/15/2020	3,487,000	3,483,882
5.75%, 01/24/2022	11,457,000	12,560,450
6.25%, 02/01/2041	490,000	648,463
6.75%, 10/01/2037	5,177,000	6,829,422
Macquarie Group, Ltd.
6.25%, 01/14/2021 (A)	11,890,000	12,903,555
Morgan Stanley
5.00%, 11/24/2025	13,267,000	14,355,053
5.75%, 01/25/2021	13,740,000	14,854,395
State Street Corp.
3-Month LIBOR + 1.00%, 2.59% (B), 06/01/2077	285,000	255,927
UBS AG
7.63%, 08/17/2022	11,848,000	13,808,844
UBS Group Funding Switzerland AG
4.25%, 03/23/2028 (A)	1,628,000	1,685,536

		120,817,366

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2018 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.3%
LyondellBasell Industries NV
5.00%, 04/15/2019	$ 593,000	$ 606,566
Monsanto Co.
4.40%, 07/15/2044	7,736,000	8,130,226

		8,736,792

Commercial Services & Supplies - 0.3%
CK Hutchison International 17 II, Ltd.
2.25%, 09/29/2020 (A)	2,775,000	2,719,363
ERAC USA Finance LLC
2.70%, 11/01/2023 (A)	4,400,000	4,235,878
3.85%, 11/15/2024 (A)	3,020,000	3,079,958

		10,035,199

Communications Equipment - 0.0% (E)
Cisco Systems, Inc.
2.13%, 03/01/2019	797,000	796,299

Construction & Engineering - 0.2%
SBA Tower Trust
2.24%, 04/09/2043 (A)	2,340,000	2,339,867
3.17%, 04/09/2047 (A)	4,040,000	3,999,390

		6,339,257

Construction Materials - 0.5%
LafargeHolcim Finance US LLC
4.75%, 09/22/2046 (A)	5,530,000	5,800,715
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	9,365,000	9,747,393

		15,548,108

Consumer Finance - 1.1%
Ally Financial, Inc.
3.50%, 01/27/2019	5,970,000	5,993,880
4.13%, 03/30/2020	6,050,000	6,119,575
American Express Co.
3.00%, 10/30/2024	2,333,000	2,289,978
4.05%, 12/03/2042	2,075,000	2,135,474
BMW US Capital LLC
2.80%, 04/11/2026 (A)	7,584,000	7,280,835
Capital One Financial Corp.
3.80%, 01/31/2028	3,037,000	3,014,556
Discover Financial Services
3.75%, 03/04/2025	9,186,000	9,141,438

		35,975,736

Containers & Packaging - 0.4%
International Paper Co.
4.75%, 02/15/2022	5,062,000	5,388,593
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (A)	2,095,000	2,151,356
5.75%, 10/15/2020	3,900,659	3,968,920
6.88%, 02/15/2021	2,274,122	2,308,233

		13,817,102

Diversified Consumer Services - 0.0% (E)
President & Fellows of Harvard College
3.62%, 10/01/2037	651,000	667,895

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 05/15/2021	$ 2,897,000	$ 3,011,905
Aviation Capital Group LLC
3.50%, 11/01/2027 (A)	5,108,000	4,890,370
7.13%, 10/15/2020 (A)	8,952,000	9,894,327
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.15%, 01/23/2030	5,711,000	5,570,585

		23,367,187

Diversified Telecommunication Services - 1.7%
AT&T, Inc.
3.00%, 06/30/2022	12,650,000	12,538,867
3.40%, 05/15/2025	9,092,000	8,846,476
4.35%, 06/15/2045	3,469,000	3,194,469
4.60%, 02/15/2021	585,000	611,928
5.00%, 03/01/2021	905,000	959,815
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (A)	1,585,000	1,562,841
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	2,980,000	3,255,650
Sprint Capital Corp.
6.88%, 11/15/2028	822,000	849,743
Verizon Communications, Inc.
5.15%, 09/15/2023	11,638,000	12,769,575
5.50%, 03/16/2047	7,119,000	8,066,990

		52,656,354

Electric Utilities - 1.5%
Appalachian Power Co.
3.40%, 06/01/2025	5,285,000	5,304,459
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	458,000	566,172
8.88%, 11/15/2018	449,000	472,019
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	13,799,000	13,440,174
Duke Energy Progress LLC
3.60%, 09/15/2047	2,025,000	1,993,380
Entergy Arkansas, Inc.
3.70%, 06/01/2024	1,110,000	1,142,653
Jersey Central Power & Light Co.
7.35%, 02/01/2019	1,000,000	1,044,847
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (A)	1,540,000	1,590,926
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	5,168,000	5,384,810
5.30%, 06/01/2042	525,000	643,371
PacifiCorp
3.60%, 04/01/2024	8,385,000	8,653,709
5.75%, 04/01/2037	400,000	505,711
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	6,095,000	5,992,239

		46,734,470

Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc.
3.88%, 01/12/2028	6,625,000	6,537,730

Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (A)	6,169,000	6,208,869

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2018 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services (continued)
Schlumberger Investment SA
3.65%, 12/01/2023	$ 835,000	$ 864,322
Weatherford International, Ltd.
5.95%, 04/15/2042	960,000	777,600

		7,850,791

Equity Real Estate Investment Trusts - 1.7%
CBL & Associates, LP
5.25%, 12/01/2023 (D)	7,049,000	6,593,361
EPR Properties
4.50%, 04/01/2025	4,740,000	4,784,445
4.75%, 12/15/2026	7,033,000	7,121,175
HCP, Inc.
3.40%, 02/01/2025	5,985,000	5,892,994
4.00%, 12/01/2022	3,000,000	3,103,867
Hospitality Properties Trust
5.00%, 08/15/2022	9,379,000	9,905,101
Kilroy Realty, LP
4.25%, 08/15/2029	7,920,000	8,011,347
Realty Income Corp.
3.88%, 07/15/2024	4,095,000	4,166,920
VEREIT Operating Partnership, LP
4.13%, 06/01/2021	4,300,000	4,443,474

		54,022,684

Food & Staples Retailing - 1.1%
CVS Health Corp.
2.13%, 06/01/2021	8,495,000	8,246,676
5.30%, 12/05/2043	319,000	363,328
Kroger Co.
2.80%, 08/01/2022	3,317,000	3,275,690
Sysco Corp.
3.25%, 07/15/2027	4,894,000	4,810,206
Wal-Mart Stores, Inc.
3.63%, 12/15/2047	7,040,000	7,216,088
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	9,530,000	9,632,647

		33,544,635

Food Products - 0.4%
Conagra Brands, Inc.
3.20%, 01/25/2023	4,064,000	4,078,829
Danone SA
2.95%, 11/02/2026 (A)	4,462,000	4,247,432
Kraft Heinz Foods Co.
2.80%, 07/02/2020	965,000	965,437
4.88%, 02/15/2025 (A)	3,800,000	3,995,855

		13,287,553

Health Care Equipment & Supplies - 0.8%
Abbott Laboratories
3.75%, 11/30/2026	10,930,000	11,043,093
Becton Dickinson and Co.
3.70%, 06/06/2027	8,031,000	7,912,105
Boston Scientific Corp.
2.65%, 10/01/2018	1,062,000	1,065,280
Medtronic, Inc.
4.63%, 03/15/2045	5,836,000	6,611,906

		26,632,384

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 0.2%
Coventry Health Care, Inc.
5.45%, 06/15/2021	$ 1,632,000	$ 1,750,737
HCA Healthcare, Inc.
6.25%, 02/15/2021	3,980,000	4,238,700

		5,989,437

Household Durables - 0.2%
D.R. Horton, Inc.
4.38%, 09/15/2022	4,697,000	4,891,544

Industrial Conglomerates - 1.0%
General Electric Co.
Fixed until 01/21/2021, 5.00% (B), 01/21/2021 (C)	20,121,000	20,372,513
5.50%, 01/08/2020, MTN	2,271,000	2,391,492
6.88%, 01/10/2039, MTN	5,796,000	7,899,650

		30,663,655

Insurance - 1.4%
Allstate Corp.
3.28%, 12/15/2026	4,566,000	4,555,416
American International Group, Inc.
Fixed until 05/15/2038, 8.18% (B), 05/15/2068	640,000	870,400
Athene Global Funding
3.00%, 07/01/2022 (A)	4,653,000	4,555,738
Athene Holding, Ltd.
4.13%, 01/12/2028	9,824,000	9,695,283
Brighthouse Financial, Inc.
3.70%, 06/22/2027 (A)	2,963,000	2,846,464
CNA Financial Corp.
5.88%, 08/15/2020	4,347,000	4,657,010
Fidelity National Financial, Inc.
5.50%, 09/01/2022	1,690,000	1,840,334
Hartford Financial Services Group, Inc.
5.13%, 04/15/2022	4,315,000	4,650,718
Lincoln National Corp.
8.75%, 07/01/2019	1,561,000	1,690,824
OneBeacon US Holdings, Inc.
4.60%, 11/09/2022	6,534,000	6,637,798
Swiss Re America Holding Corp.
7.75%, 06/15/2030	2,903,000	3,848,740

		45,848,725

IT Services - 0.2%
DXC Technology Co.
4.75%, 04/15/2027	2,915,000	3,050,984
Mastercard, Inc.
3.38%, 04/01/2024	2,903,000	2,952,096

		6,003,080

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019	3,036,000	3,037,091

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (A)	2,430,000	2,372,768

Media - 0.7%
21st Century Fox America, Inc.
7.63%, 11/30/2028	1,045,000	1,359,161

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2018 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Cablevision Systems Corp.
7.75%, 04/15/2018	$ 1,440,000	$ 1,455,552
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	4,300,000	4,426,721
Comcast Corp.
5.88%, 02/15/2018	2,454,000	2,457,352
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (A) (C)	3,715,000	3,930,470
NBCUniversal Media LLC
4.38%, 04/01/2021	6,297,000	6,631,461
4.45%, 01/15/2043	2,995,000	3,191,356

		23,452,073

Metals & Mining - 0.2%
Anglo American Capital PLC
4.00%, 09/11/2027 (A)	3,600,000	3,560,059
4.75%, 04/10/2027 (A)	1,705,000	1,775,962
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	1,125,000	1,117,969
Rio Tinto Finance USA PLC
2.88%, 08/21/2022	9,000	8,998

		6,462,988

Multi-Utilities - 0.4%
CMS Energy Corp.
3.88%, 03/01/2024	539,000	555,102
4.88%, 03/01/2044	725,000	826,478
Dominion Energy, Inc.
2.58%, 07/01/2020	3,948,000	3,918,566
DTE Electric Co.
4.30%, 07/01/2044	4,920,000	5,388,861
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	1,550,000	1,513,605

		12,202,612

Oil, Gas & Consumable Fuels - 3.2%
Anadarko Petroleum Corp.
5.55%, 03/15/2026	7,623,000	8,501,716
Apache Corp.
4.25%, 01/15/2044	360,000	350,267
4.75%, 04/15/2043	520,000	542,196
BP Capital Markets PLC
3.12%, 05/04/2026	9,549,000	9,431,020
Continental Resources, Inc.
3.80%, 06/01/2024	1,055,000	1,033,900
Energy Transfer, LP
4.90%, 02/01/2024	2,755,000	2,883,144
5.15%, 03/15/2045	1,238,000	1,220,811
5.95%, 10/01/2043	960,000	1,029,885
7.60%, 02/01/2024	3,005,000	3,464,588
EnLink Midstream Partners, LP
2.70%, 04/01/2019	3,615,000	3,603,892
4.85%, 07/15/2026	2,486,000	2,581,231
EOG Resources, Inc.
2.45%, 04/01/2020	3,127,000	3,117,088
Exxon Mobil Corp.
1.82%, 03/15/2019	1,930,000	1,924,347
3.04%, 03/01/2026	7,955,000	7,914,952
Husky Energy, Inc.
4.00%, 04/15/2024	1,120,000	1,151,106
Kerr-McGee Corp.
6.95%, 07/01/2024	865,000	1,020,108
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	5,190,000	5,321,654

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc.
3.05%, 12/01/2019	$ 1,466,000	$ 1,473,714
Nexen Energy ULC
5.88%, 03/10/2035	110,000	131,187
Noble Energy, Inc.
6.00%, 03/01/2041	430,000	519,038
Petrobras Global Finance BV
5.38%, 01/27/2021	3,850,000	4,007,850
6.25%, 03/17/2024	1,370,000	1,464,325
Petroleos Mexicanos
3.50%, 01/30/2023	6,930,000	6,778,302
6.88%, 08/04/2026	3,295,000	3,728,293
Petronas Capital, Ltd.
5.25%, 08/12/2019 (A)	7,450,000	7,733,919
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	6,630,000	6,669,027
Shell International Finance BV
2.50%, 09/12/2026	7,173,000	6,821,870
3.75%, 09/12/2046	2,122,000	2,111,672
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	1,010,000	1,041,292
4.63%, 03/01/2034	875,000	957,429
Western Gas Partners, LP
5.38%, 06/01/2021	1,956,000	2,062,805
Williams Cos., Inc.
3.70%, 01/15/2023	540,000	535,950
7.88%, 09/01/2021	796,000	917,390
Williams Partners, LP
5.40%, 03/04/2044	814,000	924,505

		102,970,473

Pharmaceuticals - 0.3%
Perrigo Finance Unlimited Co.
4.38%, 03/15/2026	4,382,000	4,480,198
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	5,019,000	4,808,337

		9,288,535

Road & Rail - 0.1%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	269,000	270,500
3.75%, 04/01/2024	294,000	307,998
Hertz Corp.
5.50%, 10/15/2024 (A)	1,065,000	953,867

		1,532,365

Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp.
2.88%, 05/11/2024	7,326,000	7,262,389
KLA-Tencor Corp.
4.13%, 11/01/2021	6,177,000	6,395,089
4.65%, 11/01/2024	2,000,000	2,132,530
QUALCOMM, Inc.
3.25%, 05/20/2027 (D)	6,703,000	6,408,306

		22,198,314

Software - 0.3%
Microsoft Corp.
3.30%, 02/06/2027	8,535,000	8,609,952

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2018 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.
2.40%, 05/03/2023	$ 6,827,000	$ 6,641,784
2.85%, 02/23/2023	5,198,000	5,205,170
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (A)	5,905,000	6,457,705
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020	7,952,000	8,083,026
HP, Inc.
3.75%, 12/01/2020	270,000	276,463
4.65%, 12/09/2021	1,460,000	1,540,576
Seagate HDD Cayman
4.88%, 06/01/2027	2,040,000	2,006,757
Western Digital Corp.
4.75%, 02/15/2026 (F)	6,380,000	6,459,750

		36,671,231

Tobacco - 0.4%
BAT Capital Corp.
3.56%, 08/15/2027 (A)	8,161,000	7,977,700
Reynolds American, Inc.
8.13%, 06/23/2019	2,315,000	2,486,258
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	1,745,000	1,874,090

		12,338,048

Trading Companies & Distributors - 0.3%
International Lease Finance Corp.
8.25%, 12/15/2020	9,599,000	10,936,533

Wireless Telecommunication Services - 1.1%
America Movil SAB de CV
3.13%, 07/16/2022	4,075,000	4,078,217
4.38%, 07/16/2042 (D)	2,600,000	2,686,808
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	13,442,000	13,549,536
4.88%, 08/15/2040 (A)	6,645,000	6,969,066
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	4,891,000	5,111,095
Sprint Corp.
7.88%, 09/15/2023	1,290,000	1,366,329
T-Mobile USA, Inc.
6.84%, 04/28/2023	145,000	151,337

		33,912,388

Total Corporate Debt Securities (Cost $1,250,111,085)		1,252,566,392

FOREIGN GOVERNMENT OBLIGATIONS - 1.1%
Brazil - 0.1%
Brazil Government International Bond
4.25%, 01/07/2025 (D)	1,440,000	1,454,400

Colombia - 0.2%
Colombia Government International Bond
4.00%, 02/26/2024	810,000	834,300
4.50%, 01/28/2026 (D)	5,775,000	6,127,275

		6,961,575

Indonesia - 0.2%
Indonesia Government International Bond
4.75%, 01/08/2026 (A)	4,560,000	4,888,566
5.38%, 10/17/2023 (A)	2,500,000	2,753,345

		7,641,911

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico - 0.2%
Mexico Government International Bond
3.75%, 01/11/2028	$ 6,720,000	$ 6,592,320

Peru - 0.0% (E)
Peru Government International Bond
7.35%, 07/21/2025	1,010,000	1,290,275

Poland - 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/2023	1,920,000	1,920,960

Republic of Korea - 0.2%
Korea Development Bank
3.00%, 03/17/2019	5,200,000	5,212,038

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond
2.38%, 10/26/2021 (A)	3,275,000	3,176,488

Total Foreign Government Obligations (Cost $34,247,400)		34,249,967

MORTGAGE-BACKED SECURITIES - 9.7%
Alternative Loan Trust
Series 2005-36, Class 2A1A,
1-Month LIBOR + 0.31%, 1.87% (B), 08/25/2035	843,371	716,038
Series 2005-50CB, Class 1A1,
5.50%, 11/25/2035	1,430,166	1,324,500
Series 2005-51, Class 3A3A,
1-Month LIBOR + 0.32%, 1.88% (B), 11/20/2035	787,109	733,522
Series 2007-22, Class 2A16,
6.50%, 09/25/2037	6,215,234	4,469,112
Series 2007-5CB, Class 1A31,
5.50%, 04/25/2037	1,276,427	1,061,645
Aventura Mall Trust
Series 2013-AVM, Class A,
3.74% (B), 12/05/2032 (A)	7,050,000	7,216,520
Banc of America Funding Trust
Series 2005-E, Class 4A1,
3.65% (B), 03/20/2035	77,328	78,354
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (A)	15,060,000	14,752,074
Series 2012-TFT, Class C,
3.47% (B), 06/05/2030 (A)	7,195,000	6,963,511
BBCMS Trust
Series 2013-TYSN, Class B,
4.04%, 09/05/2032 (A)	2,530,000	2,584,996
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (A)	1,100,000	1,107,973
BCAP LLC Trust
Series 2009-RR6, Class 2A1,
3.48% (B), 08/26/2035 (A)	392,552	392,224
Series 2011-R11, Class 16A5,
1-Year CMT + 2.05%, 3.28% (B), 08/26/2035 (A)	1,013,835	1,023,971
Series 2011-R11, Class 23A1,
3.61% (B), 06/26/2035 (A)	375,114	378,731
Series 2012-RR12, Class 4A1,
3.68% (B), 04/26/2036 (A)	424,654	427,075

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2018 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2,
3.84% (B), 11/25/2034	$ 51,697	$ 49,449
Caesars Palace Las Vegas Trust
Series 2017-VICI, Class A,
3.53%, 10/15/2034 (A)	13,430,000	13,652,929
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class B,
3.58% (B), 03/13/2035 (A)	6,250,000	6,289,659
CHL Mortgage Pass-Through Trust
Series 2003-60, Class 1A1,
3.64% (B), 02/25/2034	44,087	44,104
Series 2005-3, Class 1A2,
1-Month LIBOR + 0.58%, 2.14% (B), 04/25/2035	158,040	149,627
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	1,625,000	1,679,261
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	2,065,000	2,160,599
Citigroup Mortgage Loan Trust
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	1,026,457	1,068,586
Series 2015-A, Class A1,
3.50% (B), 06/25/2058 (A)	5,206,284	5,227,500
Series 2015-PS1, Class A1,
3.75% (B), 09/25/2042 (A)	1,939,299	1,962,088
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (B), 08/10/2050	565,000	603,305
Series 2013-GAM, Class A1,
1.71%, 02/10/2028 (A)	185,957	182,806
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (A)	4,005,000	4,003,913
Series 2013-WWP, Class A2,
3.42%, 03/10/2031 (A)	2,760,000	2,848,578
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (A)	2,400,000	2,496,242
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	3,970,000	4,134,488
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (A)	11,450,000	11,388,605
Series 2016-GCT, Class C,
3.46% (B), 08/10/2029 (A)	4,900,000	4,882,889
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (A)	7,035,000	6,873,997
Core Industrial Trust
Series 2015-CALW, Class B,
3.25%, 02/10/2034 (A)	9,280,000	9,285,104
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1,
3.21% (B), 08/26/2036 (A)	1,503,625	1,512,162
CSMC Trust
Series 2009-14R, Class 2A1,
5.00%, 06/26/2037 (A)	65,720	66,070
Series 2014-11R, Class 17A1,
1-Month LIBOR + 0.15%, 1.70% (B), 12/27/2036 (A)	1,717,634	1,633,364
Series 2014-4R, Class 21A1,
1-Month LIBOR + 0.33%, 1.88% (B), 12/27/2035 (A)	4,494,659	4,372,947
GMACM Mortgage Loan Trust
Series 2003-AR2, Class 1A1,
3.71% (B), 12/19/2033	18,808	17,940

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GMACM Mortgage Loan Trust (continued)
Series 2005-AR1, Class 3A,
3.92% (B), 03/18/2035	$ 34,687	$ 34,978
GS Mortgage Securities Corp. II
Series 2013-KING, Class E,
3.44% (B), 12/10/2027 (A)	3,320,000	3,272,478
GS Mortgage Securities Corp. Trust
Series 2012-SHOP, Class C,
3.63%, 06/05/2031 (A)	3,235,000	3,222,653
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (B), 04/10/2031 (A)	4,664,567	4,539,064
HarborView Mortgage Loan Trust
Series 2004-4, Class 2A,
1-Month LIBOR + 0.56%, 2.12% (B), 06/19/2034	438,277	423,321
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (A)	4,498,000	4,385,429
Impac CMB Trust
Series 2003-8, Class 1A1,
1-Month LIBOR + 0.68%, 2.24% (B), 10/25/2033	231,375	228,036
Series 2004-6, Class 1A1,
1-Month LIBOR + 0.80%, 2.36% (B), 10/25/2034	25,946	25,430
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.52% (B), 08/25/2037	504,642	438,129
Jefferies Resecuritization Trust
Series 2009-R2, Class 4A,
3.51% (B), 05/26/2037 (A)	261,941	262,925
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (A)	3,252,585	3,322,259
Series 2014-DSTY, Class B,
3.77%, 06/10/2027 (A)	4,800,000	4,772,519
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
3.13% (B), 02/25/2034	49,616	49,489
Series 2006-A2, Class 5A1,
3.58% (B), 11/25/2033	46,271	47,490
Series 2006-S3, Class 1A12,
6.50%, 08/25/2036	270,973	228,958
JPMorgan Resecuritization Trust
Series 2014-2, Class 6A1,
3.27% (B), 05/26/2037 (A)	1,256,957	1,262,796
MASTR Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1,
3.43% (B), 11/25/2035 (A)	424,089	354,345
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1,
1-Month LIBOR + 0.64%, 2.20% (B), 10/25/2028	26,691	26,408
Series 2004-A1, Class 2A1,
3.57% (B), 02/25/2034	165,088	165,135
Series 2005-A3, Class A1,
1-Month LIBOR + 0.27%, 1.83% (B), 04/25/2035	23,851	23,626
Series 2005-A4, Class 2A2,
3.55% (B), 07/25/2035	147,090	142,774
Merrill Lynch Mortgage Trust
Series 2007-C1, Class A1A,
5.81% (B), 06/12/2050	67,227	67,190

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2018 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Mill City Mortgage Loan Trust
Series 2016-1, Class A1,
2.50% (B), 04/25/2057 (A)	$ 1,674,355	$ 1,654,626
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	1,800,000	1,810,098
Series 2013-C11, Class B,
4.36% (B), 08/15/2046	1,035,000	1,064,748
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (A)	13,507,000	13,137,544
Morgan Stanley Re-REMIC Trust
Series 2009-R3, Class 1A,
5.50% (B), 10/26/2035 (A)	77,944	79,787
Series 2012-R3, Class 1A,
2.98% (B), 11/26/2036 (A)	199,738	199,189
Series 2013-R8, Class 9A,
1-Month LIBOR + 0.36%, 2.27% (B), 09/26/2036 (A)	95,314	95,181
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (B), 07/26/2048 (A)	6,316,936	6,130,303
Series 2014-R4, Class 4A,
3.54% (B), 11/21/2035 (A)	1,064,610	1,075,143
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 2.96% (B), 08/15/2034 (A)	20,970,442	21,009,560
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (B), 12/25/2052 (A)	2,969,223	3,020,866
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	1,072,292	1,086,076
Series 2014-2A, Class A3,
3.75% (B), 05/25/2054 (A)	828,266	834,118
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	2,756,802	2,792,126
Series 2015-2A, Class A1,
3.75% (B), 08/25/2055 (A)	3,799,099	3,851,452
Series 2016-1A, Class A1,
3.75% (B), 03/25/2056 (A)	2,858,269	2,891,709
Series 2016-2A, Class A1,
3.75% (B), 11/26/2035 (A)	3,364,475	3,409,767
Series 2016-3A, Class A1B,
3.25% (B), 09/25/2056 (A)	4,770,968	4,769,087
Series 2017-1A, Class A1,
4.00% (B), 02/25/2057 (A)	6,751,937	6,895,921
Series 2017-2A, Class A3,
4.00% (B), 03/25/2057 (A)	2,502,557	2,557,012
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	18,952,752	19,326,738
Series 2017-4A, Class A1,
4.00% (B), 05/25/2057 (A)	5,653,173	5,774,103
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (A)	10,807,000	10,947,161
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (A)	6,500,000	6,399,443

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 3A1,
1-Month LIBOR + 0.58%, 2.14% (B), 05/25/2035	$ 2,534,089	$ 2,460,174
Queens Center Mortgage Trust
Series 2013-QCA, Class D,
3.47% (B), 01/11/2037 (A)	4,200,000	4,066,422
RALI Trust
Series 2007-QO1, Class A1,
1-Month LIBOR + 0.15%, 1.71% (B), 02/25/2047	409,957	382,616
Series 2007-QO4, Class A1A,
1-Month LIBOR + 0.19%, 1.75% (B), 05/25/2047	770,801	742,940
RBSSP Resecuritization Trust
Series 2009-6, Class 2A1,
1-Month LIBOR + 0.15%, 3.51% (B), 01/26/2036 (A)	399,876	404,372
Series 2009-7, Class 5A4,
1-Month LIBOR + 0.40%, 1.95% (B), 06/26/2037 (A)	514,481	500,715
SCG Trust
Series 2013-SRP1, Class AJ,
1-Month LIBOR + 1.95%, 3.51% (B), 11/15/2026 (A)	6,570,000	6,550,664
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 1A1,
3.50% (B), 07/25/2035	454,049	388,197
Series 2007-3, Class 3A1,
3.56% (B), 04/25/2047	1,176,964	884,489
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 2.26% (B), 01/19/2034	35,323	34,453
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (A)	6,983,000	6,995,243
Voyager BRSTN Delaware Trust, Interest Only STRIPS
Series 2009-1, Class UAU7,
1-Month LIBOR + 0.25%, 1.80% (B), 12/26/2036 (A)	27,326	27,203
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class C,
1-Month LIBOR + 2.50%, 4.06% (B), 06/15/2029 (A)	3,245,000	3,253,233
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR8, Class 2A1A,
1-Month LIBOR + 0.29%, 1.85% (B), 07/25/2045	45,919	45,235
Series 2007-OA6, Class 1A1B,
12-MTA + 0.81%, 1.87% (B), 07/25/2047	531,341	148,792

The notes are an integral part of this report. Transamerica Funds	Page 9	January 31, 2018 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class B,
3.78%, 02/15/2048	$ 3,000,000	$ 2,970,343
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-N, Class 1A2,
3.59% (B), 12/25/2033	526,134	534,259

Total Mortgage-Backed Securities (Cost $312,158,513)		308,312,998

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.7%
California - 0.6%
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	340,000	489,933
State of California, General Obligation Unlimited
7.30%, 10/01/2039	2,760,000	4,095,481
7.60%, 11/01/2040	4,320,000	6,854,328
7.70%, 11/01/2030	1,650,000	1,873,922
7.95%, 03/01/2036	5,350,000	5,941,924
University of California, Revenue Bonds,
Series AD,
4.86%, 05/15/2112	315,000	338,427

		19,594,015

Georgia - 0.0% (E)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	295,000	366,573

New Jersey - 0.0% (E)
New Jersey Turnpike Authority, Revenue Bonds,
Series F,
7.41%, 01/01/2040	431,000	653,482

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	355,000	496,638
New York City Water & Sewer System, Revenue Bonds,
Series CC,
5.88%, 06/15/2044	340,000	458,449
New York State Dormitory Authority, Revenue Bonds,
Series H,
5.39%, 03/15/2040	330,000	403,804
Port Authority of New York & New Jersey, Revenue Bonds,
Series 181,
4.96%, 08/01/2046	570,000	687,728

		2,046,619

Total Municipal Government Obligations (Cost $22,506,672)		22,660,689

U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.9%
Federal Home Loan Mortgage Corp.
6-Month LIBOR + 1.36%, 2.86% (B), 05/01/2037	42,980	44,168
6-Month LIBOR + 1.57%, 2.97% (B), 02/01/2037	16,091	16,655
6-Month LIBOR + 1.57%, 3.04% (B), 04/01/2037	73,536	76,253

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
12-Month LIBOR + 1.66%, 3.38% (B), 01/01/2038	$ 132,030	$ 137,750
12-Month LIBOR + 1.75%, 3.48% (B), 09/01/2035	584,774	611,779
12-Month LIBOR + 1.75%, 3.50% (B), 12/01/2034	16,530	17,353
12-Month LIBOR + 1.79%, 3.54% (B), 09/01/2037	20,115	21,110
6-Month LIBOR + 2.12%, 3.62% (B), 05/01/2037	43,603	45,832
12-Month LIBOR + 1.90%, 3.64% (B), 02/01/2041	393,297	413,195
5.00%, 08/01/2035 - 12/01/2035	2,321,426	2,524,265
5.50%, 11/01/2038 - 06/01/2041	1,542,526	1,697,039
6.00%, 05/01/2031	391,412	441,451
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.53% (B), 07/25/2023	8,335,000	8,635,779
Federal National Mortgage Association
6-Month LIBOR + 0.96%, 2.43% (B), 08/01/2037	5,998	6,072
2.50%, TBA (F)	27,375,000	26,960,099
6-Month LIBOR + 1.53%, 2.98% (B), 08/01/2034	4,823	4,962
3.00%, TBA (F)	220,355,000	217,498,426
6-Month LIBOR + 1.51%, 3.05% (B), 01/01/2035	15,769	16,318
12-Month LIBOR + 1.75%, 3.47% (B), 03/01/2041	315,439	329,714
12-Month LIBOR + 1.73%, 3.49% (B), 08/01/2035	45,066	47,438
3.50%, 07/01/2028 - 01/01/2029	3,494,262	3,595,633
3.50%, TBA (F)	141,282,000	142,848,416
12-Month LIBOR + 1.82%, 3.57% (B), 03/01/2041	104,287	110,353
4.00%, 06/01/2042	1,177,174	1,226,027
4.00%, TBA (F)	36,597,000	37,802,128
4.50%, 02/01/2025 - 06/01/2026	1,917,243	1,997,101
5.00%, 04/01/2039 - 11/01/2039	15,818,476	17,233,276
5.00%, TBA (F)	10,407,000	11,112,166
5.50%, 04/01/2036 - 12/01/2041	7,849,108	8,778,363
6.00%, 02/01/2034 - 06/01/2041	16,050,356	18,110,066
6.50%, 06/01/2038 - 05/01/2040	2,437,123	2,772,630
Government National Mortgage Association, Interest Only STRIPS
0.79% (B), 02/16/2053	6,861,128	299,201

Total U.S. Government Agency Obligations (Cost $512,919,045)		505,431,018

U.S. GOVERNMENT OBLIGATIONS - 20.6%
U.S. Treasury - 18.3%
U.S. Treasury Bond
2.25%, 08/15/2046	30,570,000	26,490,816
2.50%, 02/15/2045 - 05/15/2046	53,441,200	49,000,690
2.75%, 08/15/2042 - 08/15/2047	24,500,400	23,771,422
2.88%, 08/15/2045	16,537,000	16,344,499
3.00%, 05/15/2042	9,875,000	10,035,854
3.13%, 02/15/2042	25,448,800	26,423,012
3.50%, 02/15/2039	18,811,100	20,703,967
3.63%, 02/15/2044	42,584,600	48,004,156
4.50%, 02/15/2036	28,620,200	35,533,767

The notes are an integral part of this report. Transamerica Funds	Page 10	January 31, 2018 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
4.75%, 02/15/2037	$ 31,220,000	$ 40,137,213
5.25%, 02/15/2029	16,353,100	20,273,372
U.S. Treasury Note
1.00%, 11/30/2019	45,363,800	44,452,980
1.13%, 06/30/2021 - 09/30/2021	20,550,000	19,649,200
1.25%, 11/30/2018	26,593,600	26,457,516
1.50%, 08/15/2026	29,986,000	27,206,438
1.63%, 03/31/2019 - 05/15/2026	67,329,800	65,202,076
1.75%, 11/30/2021 - 05/15/2023	23,701,000	22,894,225
1.88%, 11/30/2021	16,118,100	15,803,293
2.00%, 12/31/2021 - 02/15/2025	18,888,900	18,344,118
2.25%, 11/15/2024 - 11/15/2027	9,680,300	9,376,752
2.50%, 08/15/2023 - 05/15/2024	15,360,200	15,279,408

		581,384,774

U.S. Treasury Inflation-Protected Securities - 2.3%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	9,308,958	10,314,422
2.50%, 01/15/2029	21,456,397	25,646,488
U.S. Treasury Inflation-Indexed Note
0.63%, 01/15/2024	35,957,923	36,227,315

		72,188,225

Total U.S. Government Obligations (Cost $662,943,232)		653,572,999

	Shares	Value
PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 8.14% (B)	60,502	1,636,579
CoBank ACB,
Series F, Fixed until 10/01/2022,
6.25% (B) (A)	6,000	637,500

		2,274,079

Capital Markets - 0.0% (E)
State Street Corp.,
Series D, Fixed until 03/15/2024,
5.90% (B)	23,039	616,293

Electric Utilities - 0.0% (E)
SCE Trust III,
Series H, Fixed until 03/15/2024,
5.75% (B)	7,998	202,829

Thrifts & Mortgage Finance - 0.0% (E)
Federal Home Loan Mortgage Corp.,
Series Z, 8.38% (B)	93,300	746,400
Federal National Mortgage Association
Series O, 0.00% (B)	1,300	17,420
Series S, 8.25% (B)	81,175	650,212

		1,414,032

Total Preferred Stocks (Cost $4,235,684)		4,507,233

	Principal	Value
COMMERCIAL PAPER - 10.9%
Banks - 2.1%
Concord Minutemen Capital Co. LLC
1.49% (G), 02/06/2018	$ 31,000,000	30,993,714

	Principal	Value
COMMERCIAL PAPER (continued)
Banks (continued)
Macquarie Bank, Ltd.
1.68% (G), 03/20/2018	$ 3,800,000	$ 3,791,814
Sumitomo Mitsui Banking Corp.
1.63% (G), 03/14/2018	31,000,000	30,943,511
Swedbank AB
1.75% (G), 04/20/2018	2,000,000	1,992,547

		67,721,586

Capital Markets - 1.0%
Cedar Spring Capital Co.
1.70% (G), 03/14/2018	31,000,000	30,941,040

Commercial Services & Supplies - 0.2%
Charta LLC
1.78% (G), 04/26/2018	5,800,000	5,776,316

Diversified Financial Services - 6.7%
Alpine Securitization Corp.
1.77% (G), 04/02/2018	30,000,000	29,913,000
Atlantic Asset Securitization LLC
1.54% (G), 02/08/2018	20,000,000	19,994,128
1.79% (G), 05/04/2018	4,000,000	3,982,009
Barton Capital Corp.
1.48% (G), 02/12/2018	20,200,000	20,191,050
Cancara Asset Securitisation LLC 1.47% (G), 02/12/2018	4,500,000	4,498,020
Gotham Funding Corp.
1.63% (G), 03/08/2018	27,000,000	26,958,000
Mont Blanc Capital Corp.
1.73% (G), 03/20/2018	25,321,000	25,264,801
Nieuw Amsterdam Receivable
1.74% (G), 04/05/2018	29,000,000	28,913,218
Sheffield Receivable
1.65% (G), 03/14/2018	27,400,000	27,349,447
Thunder Bay Funding LLC
1.73% (G), 03/15/2018	24,679,000	24,630,053

		211,693,726

Software - 0.9%
Manhattan Asset Funding Co. LLC
1.66% (G), 03/12/2018	30,000,000	29,947,025

Total Commercial Paper (Cost $346,079,693)		346,079,693

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 2.2%
U.S. Treasury Bill
1.40% (G), 04/05/2018	70,250,000	70,080,961

Total Short-Term U.S. Government Obligation (Cost $70,080,961)		70,080,961

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (G)	23,476,913	23,476,913

Total Securities Lending Collateral (Cost $23,476,913)		23,476,913

The notes are an integral part of this report. Transamerica Funds	Page 11	January 31, 2018 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 2.5%

Fixed Income Clearing Corp., 0.54% (G), dated 01/31/2018, to be repurchased at $78,351,629 on 02/01/2018. Collateralized by U.S. Government Obligations, 0.13% - 3.63%, due 02/15/2021 - 04/15/2021, and with a total value of $79,917,898.

	$ 78,350,453	$ 78,350,453

Total Repurchase Agreement (Cost $78,350,453)		78,350,453

Total Investments (Cost $3,595,574,189)		3,576,637,831
Net Other Assets (Liabilities) - (12.7)%		(401,867,518)

Net Assets - 100.0%		$ 3,174,770,313

The notes are an integral part of this report. Transamerica Funds	Page 12	January 31, 2018 Form N-Q

Transamerica Intermediate Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$247,348,515	$—	$247,348,515
Certificate of Deposit	—	30,000,000	—	30,000,000
Corporate Debt Securities	—	1,252,566,392	—	1,252,566,392
Foreign Government Obligations	—	34,249,967	—	34,249,967
Mortgage-Backed Securities	—	308,312,998	—	308,312,998
Municipal Government Obligations	—	22,660,689	—	22,660,689
U.S. Government Agency Obligations	—	505,431,018	—	505,431,018
U.S. Government Obligations	—	653,572,999	—	653,572,999
Preferred Stocks	4,507,233	—	—	4,507,233
Commercial Paper	—	346,079,693	—	346,079,693
Short-Term U.S. Government Obligations	—	70,080,961	—	70,080,961
Securities Lending Collateral	23,476,913	—	—	23,476,913
Repurchase Agreement	—	78,350,453	—	78,350,453

Total Investments	$27,984,146	$3,548,653,685	$—	$3,576,637,831

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the total value of 144A securities is $788,607,124, representing 24.8% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $22,988,260. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Rates disclosed reflect the yields at January 31, 2018.
(H)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 13	January 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 98.1%
Alabama - 0.3%
Alabama Public School & College Authority, Revenue Bonds,
Series A,
5.00%, 05/01/2018	$ 110,000	$ 111,012
Alabama State University, Revenue Bonds,
AGC,
4.25%, 05/01/2021	25,000	25,619
Bessemer Governmental Utility Services Corp., Revenue Bonds,
BAM,
5.00%, 06/01/2029	2,210,000	2,589,965
Harvest-Monrovia Water Sewer & Fire Protection Authority, Inc., Revenue Bonds,
4.00%, 04/01/2025	120,000	131,756
Jasper Water Works & Sewer Board, Inc., Revenue Bonds,
5.00%, 06/01/2022	320,000	348,938
Marshall County Board of Education, Special Tax
AGM,
4.00%, 03/01/2031 - 03/01/2032	915,000	960,520

		4,167,810

Alaska - 0.2%
Alaska Housing Finance Corp., Revenue Bonds
Series B,
5.00%, 06/01/2018	180,000	182,180
Series D,
5.00%, 12/01/2025	1,425,000	1,657,090
Alaska Industrial Development & Export Authority, Revenue Bonds,
Series C,
4.50%, 04/01/2018	110,000	110,539
Alaska Municipal Bond Bank Authority, Revenue Bonds,
4.50%, 02/01/2018	50,000	50,000
North Slope Borough Service Area 10, Revenue Bonds,
5.00%, 06/30/2022	535,000	590,822
State of Alaska International Airports System, Revenue Bonds,
Series A,
5.00%, 10/01/2031	65,000	74,799

		2,665,430

Arizona - 1.5%
Arizona Board of Regents, Certificate of Participation
Series A,
5.00%, 06/01/2019	150,000	156,929
Series C,
5.00%, 06/01/2018	105,000	106,254
Arizona Industrial Development Authority, Revenue Bonds,
Series A,
5.00%, 03/01/2037	830,000	937,792

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arizona (continued)
Arizona School Facilities Board, Certificate of Participation,
AGC-ICC,
5.13%, 09/01/2021	$ 110,000	$ 112,373
Arizona Transportation Board, Revenue Bonds,
5.25%, 07/01/2020	185,000	194,801
BluePath Trust, Revenue Bonds,
2.75%, 09/01/2026 (A) (B)	5,537,528	5,360,085
County of Pima, Certificate of Participation,
5.00%, 12/01/2026	35,000	39,739
County of Pima Sewer System Revenue, Revenue Bonds
Series A,
5.00%, 07/01/2019	25,000	26,230
Series B,
5.00%, 07/01/2018	250,000	253,760
County of Santa Cruz, Revenue Bonds,
AGM,
4.00%, 07/01/2026	140,000	153,930
Industrial Development Authority of the City of Phoenix, Revenue Bonds
2.95%, 07/01/2026	2,800,000	2,712,416
3.88%, 07/01/2021 (A)	190,000	191,174
5.00%, 07/01/2036	1,440,000	1,578,946
Series A,
4.00%, 07/01/2022 (A)	2,300,000	2,259,773
Series B,
4.00%, 07/01/2022 (A)	1,625,000	1,599,764
Industrial Development Authority of the County of Pima, Revenue Bonds,
Series R,
2.88%, 07/01/2021	315,000	316,269
La Paz County Industrial Development Authority, Revenue Bonds
4.90%, 06/15/2028 (A) (C)	560,000	555,481
Series A,
5.00%, 02/15/2021 - 02/15/2026 (A)	1,960,000	2,136,081
Maricopa County Elementary School District No. 25, General Obligation Unlimited,
Series A, BAM,
4.00%, 07/01/2024	135,000	148,526
Maricopa County Industrial Development Authority, Revenue Bonds,
Series A,
5.00%, 01/01/2034	375,000	419,017
Maricopa County Unified School District No. 89, General Obligation Limited,
5.00%, 07/01/2023	40,000	45,928
Pima County Unified School District No. 1, General Obligation Unlimited,
Series D, AGM,
5.00%, 07/01/2026	100,000	101,508
Pinal County Electrical District No. 4, Revenue Bonds
AGM,
5.00%, 12/01/2022 - 12/01/2025	405,000	459,626
Tempe Industrial Development Authority, Revenue Bonds,
Series B,
5.35%, 10/01/2025 (A) (C)	1,650,000	1,657,491

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arizona (continued)
Yavapai County Unified School District No. 1, General Obligation Unlimited,
Series A, BAM,
3.00%, 07/01/2029	$ 480,000	$ 484,267
Yuma County Elementary School District No. 1, General Obligation Unlimited
Series B, AGM,
5.00%, 07/01/2025 - 07/01/2027	800,000	952,748

		22,960,908

Arkansas - 1.3%
Arkansas Development Finance Authority, Revenue Bonds,
AMBAC,
Zero Coupon, 07/01/2026	105,000	82,410
Little Rock School District, General Obligation Limited
3.00%, 02/01/2026 - 02/01/2030	19,835,000	19,755,054

		19,837,464

California - 7.5%
Acalanes Union High School District, General Obligation Unlimited,
Series C,
Zero Coupon, 08/01/2026	235,000	187,582
Alameda Corridor Transportation Authority, Revenue Bonds
Series B, AGM,
4.00%, 10/01/2035 - 10/01/2037	2,005,000	2,106,496
5.00%, 10/01/2036	150,000	171,258
Alisal Union School District, General Obligation Unlimited
Series A, BAM,
Zero Coupon, 08/01/2033 - 08/01/2034	350,000	189,162
Avalon Community Improvement Agency Successor Agency, Tax Allocation
Series A, AGM,
5.00%, 09/01/2024 - 09/01/2026	2,110,000	2,476,011
Baldwin Park / Monrovia School Facilities Grant Financing Authority, Revenue Bonds
AGM,
2.50%, 10/01/2025	115,000	117,338
3.00%, 10/01/2032 - 10/01/2033	300,000	298,926
4.00%, 10/01/2027	185,000	207,104
Brentwood Infrastructure Financing Authority, Revenue Bonds,
4.00%, 07/01/2018	100,000	101,151
Brisbane/Guadalupe Valley Municipal Improvement District Financing Authority, Revenue Bonds,
5.00%, 09/01/2025	140,000	166,580
Calexico Financing Authority, Revenue Bonds,
AGM,
4.00%, 04/01/2024	515,000	557,333
California City Redevelopment Agency Successor Agency, Tax Allocation,
AGM,
3.25%, 09/01/2026	130,000	133,570
California Community College Financing Authority, Revenue Bonds,
Series A, BAM,
2.50%, 06/01/2031	220,000	202,061

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California Health Facilities Financing Authority, Revenue Bonds
Series B,
5.00%, 11/15/2031	$ 125,000	$ 147,456
Series D,
5.00%, 08/15/2022	25,000	27,838
California Municipal Finance Authority, Revenue Bonds,
4.38%, 07/01/2025 (A) (B)	750,000	773,212
California School Finance Authority, Revenue Bonds
Series A,
3.00%, 07/01/2018 (A)	840,000	844,544
4.00%, 08/01/2025 (A)	450,000	474,750
California State University, Revenue Bonds,
Series A,
4.00%, 11/01/2034	280,000	296,948
California Statewide Communities Development Authority, Revenue Bonds
Fixed until 04/01/2020, 1.90% (D), 04/01/2028	75,000	75,062
Fixed until 12/01/2023, 2.63% (D), 11/01/2033	1,900,000	1,926,201
5.00%, 04/01/2028 - 04/01/2030	100,000	116,094
AGM,
5.00%, 10/01/2026	520,000	605,920
Series A,
3.00%, 11/01/2022 (A)	2,000,000	2,001,040
3.50%, 11/01/2027 (A)	2,630,000	2,640,651
5.00%, 12/01/2025 - 12/01/2029 (A)	775,000	863,839
Series B,
5.00%, 07/01/2030	445,000	505,071
Chowchilla Public Financing Authority, Revenue Bonds
Series C, AGM,
3.13%, 06/01/2033	175,000	168,875
3.25%, 06/01/2034 - 06/01/2035	425,000	411,382
3.38%, 06/01/2036 - 06/01/2037	540,000	522,535
Chula Vista Redevelopment Agency Successor Agency, Tax Allocation,
AGM,
4.00%, 10/01/2035	985,000	1,036,555
City of Escondido, Special Tax,
Series E, BAM,
5.00%, 09/01/2027	420,000	487,998
City of Lathrop, Special Assessment
3.00%, 09/02/2020	140,000	141,127
4.00%, 09/02/2021 - 09/02/2022	265,000	277,347
City of Visalia, Certificate of Participation,
AGM,
5.00%, 12/01/2024	360,000	422,348
Coachella Redevelopment Agency Successor Agency, Tax Allocation
AGM,
5.00%, 09/01/2026	70,000	81,294
Series A, AGM,
4.00%, 09/01/2031 - 09/01/2032	1,060,000	1,131,543
5.00%, 09/01/2029 - 09/01/2030	1,520,000	1,759,800
Colton Joint Unified School District, General Obligation Unlimited
BAM,
4.00%, 02/01/2033	55,000	58,322
5.00%, 02/01/2029	480,000	564,590

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Corning Union High School District, General Obligation Unlimited,
Series A, AGM,
3.00%, 08/01/2019	$ 110,000	$ 112,681
County of El Dorado, Special Tax
BAM,
3.00%, 09/01/2025 - 09/01/2026	695,000	708,424
3.13%, 09/01/2027	590,000	594,956
5.00%, 09/01/2021 - 09/01/2024	2,860,000	3,278,499
County of Santa Cruz, Certificate of Participation
4.00%, 08/01/2032 - 08/01/2033	655,000	700,817
Coyote Canyon Public Facilities Community Facilities District No. 2004-1, Special Tax
Series A, AGM,
4.00%, 09/01/2029 - 09/01/2030	860,000	929,206
Davis Joint Unified School District, Certificate of Participation,
BAM,
4.00%, 08/01/2024	95,000	105,178
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program, Revenue Bonds
Series B,
3.00%, 12/01/2031	5,950,000	5,896,569
3.25%, 12/01/2036	5,625,000	5,492,869
Dixon Unified School District, Certificate of Participation,
BAM,
5.00%, 09/01/2028	185,000	218,137
Downey Public Finance Authority, Revenue Bonds
3.00%, 12/01/2034 - 12/01/2035	2,020,000	1,930,299
Dry Creek Joint Elementary School District, Special Tax,
AGM,
5.00%, 09/01/2024	190,000	222,044
Elk Grove Unified School District, Certificate of Participation
BAM,
5.00%, 02/01/2027 - 02/01/2029	4,575,000	5,360,068
Escalon Unified School District, General Obligation Unlimited
Series C, AGM,
3.13%, 08/01/2034 - 08/01/2035	210,000	203,014
3.25%, 08/01/2036	100,000	97,015
Etiwanda School District, Special Tax
Series 2004-2,
2.00%, 09/01/2018 - 09/01/2020	100,000	100,285
3.00%, 09/01/2021 - 09/01/2022	185,000	190,148
3.50%, 09/01/2023	75,000	77,645
Fairfield-Suisun Unified School District Financing Corp., Special Tax
BAM,
2.00%, 08/15/2020	1,905,000	1,910,867
2.25%, 08/15/2021 - 08/15/2023	6,195,000	6,215,531
Gilroy Unified School District, Certificate of Participation,
BAM,
4.00%, 04/01/2032	650,000	690,924
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1,
5.00%, 06/01/2023 - 06/01/2024	3,915,000	4,442,141

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Hacienda La Puente Unified School District, Certificate of Participation,
AGM,
5.00%, 06/01/2024	$ 250,000	$ 291,792
Hesperia Unified School District, Certificate of Participation,
BAM,
3.00%, 02/01/2033	275,000	265,620
Kern Community College District, General Obligation Unlimited,
5.00%, 11/01/2018	100,000	102,794
Lancaster Redevelopment Agency Successor Agency, Tax Allocation,
Series A,
2.38%, 08/01/2028	2,910,000	2,800,759
Lancaster School District, Certificate of Participation
BAM,
3.13%, 04/01/2034 - 04/01/2036	1,115,000	1,040,665
Los Angeles Community College District, General Obligation Unlimited,
Series I,
3.00%, 08/01/2018	170,000	171,522
Menifee Union School District Public Financing Authority, Special Tax
Series A,
4.00%, 09/01/2019	480,000	497,064
5.00%, 09/01/2023	425,000	491,274
Series A, BAM,
5.00%, 09/01/2029 - 09/01/2034	2,015,000	2,304,805
Norwalk-La Mirada Unified School District, General Obligation Unlimited,
AGM,
4.75%, 08/01/2018	270,000	274,641
Oakdale Public Financing Authority, Special Tax
2.63%, 09/01/2022	110,000	110,685
3.00%, 09/01/2024	265,000	266,730
Panama-Buena Vista Union School District, Certificate of Participation
BAM,
4.00%, 09/01/2018	325,000	330,171
5.00%, 09/01/2024	265,000	309,692
Peralta Community College District, General Obligation Unlimited
Series D,
3.50%, 08/01/2032 - 08/01/2034	6,405,000	6,574,193
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation,
Series A, AGM,
5.00%, 09/01/2022	425,000	481,929
Placerville Union School District, General Obligation Unlimited,
BAM,
3.00%, 08/01/2033	150,000	147,620
Rim of the World Unified School District, General Obligation Unlimited,
BAM,
4.00%, 08/01/2034	600,000	636,516
Rio Bravo-Greeley Union School District, General Obligation Unlimited,
BAM,
3.00%, 09/01/2032	575,000	545,123
Rio Elementary School District Community Facilities District, Special Tax
BAM,
5.00%, 09/01/2029 - 09/01/2032	1,740,000	2,022,862

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Riverside County Redevelopment Successor Agency, Tax Allocation
Series B, AGM,
5.00%, 10/01/2028 - 10/01/2030	$ 1,510,000	$ 1,797,006
Series C, AGM,
5.00%, 10/01/2022	415,000	472,946
Riverside Redevelopment Agency Successor Agency, Tax Allocation
Series A,
5.00%, 09/01/2020 - 09/01/2026	245,000	276,342
Roseville Joint Union High School District, General Obligation Unlimited
Series B,
Zero Coupon, 08/01/2030 - 08/01/2034	1,850,000	1,080,125
San Bernardino County Redevelopment Agency Successor Agency, Tax Allocation
Series B, AGM,
5.00%, 09/01/2025 - 09/01/2028	1,135,000	1,318,560
San Diego Public Facilities Financing Authority, Revenue Bonds,
5.00%, 10/15/2026	490,000	581,748
San Diego Unified School District, General Obligation Unlimited
Series K-2,
Zero Coupon, 07/01/2029 - 07/01/2030	2,700,000	1,822,137
San Gorgonio Memorial Health Care District, General Obligation Unlimited,
5.00%, 08/01/2024	135,000	157,147
San Leandro Redevelopment Agency Successor Agency, Tax Allocation,
5.00%, 09/01/2027	310,000	358,992
Sanger Unified School District, Certificate of Participation
AGM,
3.13%, 06/01/2033	75,000	74,591
3.25%, 06/01/2035 - 06/01/2037	200,000	196,012
Santa Clarita Redevelopment Agency Successor Agency, Tax Allocation,
AGM,
5.00%, 10/01/2023	735,000	848,668
Snowline Joint Unified School District, Special Tax,
Series A,
3.00%, 09/01/2022	280,000	288,596
South Tahoe Redevelopment Agency, Special Tax,
Series 2001-1,
3.38%, 10/01/2021	110,000	112,376
State of California, General Obligation Unlimited,
4.00%, 08/01/2034	560,000	591,125
Stockton Public Financing Authority, Revenue Bonds,
Series A, NATL,
5.00%, 10/01/2031	15,000	15,045
Stockton Public Financing Authority, Special Tax,
Series A, BAM,
4.00%, 09/02/2030	1,310,000	1,403,337
Successor Agency to the Upland Community Redevelopment Agency, Tax Allocation
AGM,
4.00%, 09/01/2018	150,000	152,273
5.00%, 09/01/2022	50,000	56,981

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Sutter Union High School District, General Obligation Unlimited
BAM,
Zero Coupon, 08/01/2027 - 08/01/2028	$ 300,000	$ 218,411
Vacaville Redevelopment Agency Successor Agency, Tax Allocation,
Series A, AGM,
2.75%, 09/01/2031	140,000	131,625
Vacaville Unified School District, Certificate of Participation
AGM,
3.00%, 12/01/2022	55,000	57,675
4.00%, 12/01/2023 - 12/01/2025	565,000	626,534
Victor Valley Union High School District, Certificate of Participation
Series A, BAM,
2.00%, 11/15/2025	555,000	525,724
2.38%, 11/15/2027	130,000	123,583
Victor Valley Union High School District, General Obligation Unlimited
Series B, AGM,
2.50%, 08/01/2031	110,000	99,752
4.00%, 08/01/2032	620,000	662,358
Washington Township Health Care District, General Obligation Unlimited
Series DT,
4.00%, 08/01/2032 - 08/01/2036	2,275,000	2,397,867
Washington Unified School District, General Obligation Unlimited,
AGM,
4.00%, 08/01/2024	110,000	123,984
West Hill Community College District, General Obligation Unlimited
Series C, BAM,
5.00%, 08/01/2021 - 08/01/2026	680,000	792,505
Whittier Union High School District, General Obligation Unlimited
Zero Coupon, 08/01/2026 - 08/01/2028	12,365,000	9,194,208
Yuba Community College District, General Obligation Unlimited,
3.00%, 08/01/2035	200,000	188,504

		111,167,425

Colorado - 2.5%
Baca Grande Water & Sanitation District, General Obligation Unlimited,
AGM,
3.00%, 12/01/2035	600,000	571,962
BNC Metropolitan District No. 1, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2032	360,000	410,357
Brighton Crossing Metropolitan District No. 4, General Obligation Limited,
Series A,
5.00%, 12/01/2037 (C)	525,000	539,338
Castle Oaks Metropolitan District No. 3, General Obligation Limited,
5.00%, 12/01/2037 (C)	1,500,000	1,508,160
Centerra Metropolitan District No. 1, Tax Allocation,
2.70%, 12/01/2019 (A) (B) (C)	493,000	496,979

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
City of Arvada, Certificate of Participation
4.00%, 12/01/2030 - 12/01/2034	$ 2,515,000	$ 2,674,423
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
4.00%, 07/01/2019 - 08/01/2026	965,000	1,036,789
5.00%, 06/15/2029 - 08/01/2036	2,780,000	3,144,872
Series A,
3.00%, 12/01/2020	145,000	150,471
Colorado Health Facilities Authority, Revenue Bonds
4.00%, 05/15/2029	1,950,000	2,085,505
5.00%, 06/01/2028 - 06/01/2030	2,750,000	3,141,930
Series A,
4.25%, 11/01/2024
05/11/2017 (C)	2,995,000	2,963,672
Series B,
3.13%, 05/15/2027 (C)	1,250,000	1,238,512
5.00%, 05/15/2021 - 05/15/2026 (C)	3,315,000	3,625,425
Series B, AGM,
5.25%, 03/01/2036	20,000	20,718
Colorado Higher Education, Certificate of Participation,
Series A,
5.00%, 11/01/2026	50,000	59,462
Colorado Housing & Finance Authority, Revenue Bonds
Series C, GMNA,
2.75%, 05/01/2028	715,000	700,550
2.80%, 11/01/2028	1,325,000	1,298,381
Eagle-Vail Metropolitan District, General Obligation Unlimited
3.00%, 12/01/2035	350,000	335,923
4.00%, 12/01/2032	200,000	217,980
Gateway Regional Metropolitan District, General Obligation Limited
AGM,
3.00%, 12/01/2032 - 12/01/2036	295,000	282,461
Heather Gardens Metropolitan District, General Obligation Unlimited
AGM,
4.00%, 12/01/2023 - 12/01/2033	3,450,000	3,748,844
Park Creek Metropolitan District, Tax Allocation
Series A,
5.00%, 12/01/2032 - 12/01/2037	1,455,000	1,641,320
Sand Creek Metropolitan District, General Obligation Limited
MAC,
4.00%, 12/01/2032 - 12/01/2035	2,005,000	2,135,915
Solaris Metropolitan District No. 3, General Obligation Limited,
Series A,
3.75%, 12/01/2026 (C)	640,000	639,501
Southglenn Metropolitan District, General Obligation Limited,
3.00%, 12/01/2021 (C)	853,000	852,676
Thornton Development Authority, Tax Allocation,
5.00%, 12/01/2022	400,000	448,708
Vintage Reserve Metropolitan District, General Obligation Unlimited,
BAM,
3.25%, 12/01/2037	315,000	301,619

		36,272,453

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Connecticut - 1.9%
City of Bridgeport, General Obligation Unlimited,
Series C, AGM,
5.00%, 08/15/2024	$ 1,275,000	$ 1,440,648
City of Hartford, General Obligation Unlimited
Series A, AGM,
5.00%, 04/01/2022 - 07/01/2025	465,000	518,898
Series A, BAM,
3.00%, 12/01/2028	285,000	256,010
4.00%, 12/01/2027	515,000	524,970
5.00%, 12/01/2021 - 12/01/2026	13,795,000	15,392,720
Series A, BAM-TCRS,
5.00%, 04/01/2025	1,485,000	1,606,428
Series B,
4.00%, 04/01/2019	100,000	102,849
Series C, AGM,
5.00%, 07/15/2023	1,400,000	1,540,602
Series C, BAM,
5.00%, 08/15/2021	350,000	376,603
City of New Britain, General Obligation Unlimited,
Series A, BAM,
5.00%, 03/01/2025	240,000	278,710
City of New Haven, General Obligation Unlimited,
Series B, BAM,
5.00%, 08/15/2025	385,000	438,815
Connecticut Housing Finance Authority, Revenue Bonds
Series A-1,
3.10%, 05/15/2028	2,015,000	2,042,867
Series A-4,
1.40%, 11/15/2019	700,000	698,152
Series B-1,
2.40%, 11/15/2026	90,000	88,384
Series B3,
2.40%, 05/15/2026	55,000	54,386
Connecticut State Health & Educational Facility Authority, Revenue Bonds
Fixed until 03/01/2019, 1.65% (D), 11/15/2029	1,635,000	1,633,774
Series B, AGC,
5.50%, 07/01/2032	250,000	250,470
State of Connecticut, General Obligation Unlimited
Series A,
5.00%, 04/15/2024 - 04/15/2027	240,000	241,558
Series B,
5.00%, 04/15/2024	165,000	166,099
Town of Canton, General Obligation Unlimited,
3.00%, 10/15/2033	190,000	179,086
Town of New Milford, General Obligation Unlimited,
5.00%, 07/15/2018	250,000	254,138
Town of Plymouth, General Obligation Unlimited,
4.00%, 07/15/2019	400,000	413,376

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Connecticut (continued)
Town of South Windsor, General Obligation Unlimited,
2.00%, 02/15/2019	$ 200,000	$ 200,090
University of Connecticut, Revenue Bonds,
Series A,
5.00%, 11/15/2023	25,000	26,413

		28,726,046

District of Columbia - 0.3%
District of Columbia, General Obligation Unlimited,
Series E,
5.00%, 06/01/2018	100,000	101,194
District of Columbia, Revenue Bonds
Series A,
4.13%, 07/01/2027	1,000,000	1,010,030
5.00%, 07/01/2032	1,500,000	1,576,965
Series B,
3.88%, 07/01/2024	1,500,000	1,500,510
Fixed until 04/01/2018, 4.70% (D), 04/01/2031	100,000	100,556
Series C,
4.00%, 12/01/2021	25,000	27,046
District of Columbia Water & Sewer Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2023	25,000	28,431
Metropolitan Washington Airports Authority, Revenue Bonds
Series A,
5.00%, 10/01/2020	25,000	27,146
Series C,
5.00%, 10/01/2019	55,000	58,075

		4,429,953

Florida - 3.9%
Cape Coral Health Facilities Authority, Revenue Bonds
4.00%, 07/01/2020 (A)	360,000	364,291
4.25%, 07/01/2021 (A)	435,000	444,274
Capital Trust Agency, Inc., Revenue Bonds
3.00%, 07/01/2019 (C)	180,000	181,791
3.50%, 07/01/2020 - 07/01/2022 (C)	1,885,000	1,924,298
Series A,
4.50%, 07/01/2034	2,170,000	2,241,762
Citizens Property Insurance Corp., Revenue Bonds,
Series A-1, AGM,
4.00%, 06/01/2018	135,000	136,200
City of Cape Coral Water & Sewer Revenue, Special Assessment
AGM,
2.13%, 09/01/2022	305,000	300,205
2.25%, 09/01/2023	720,000	702,943
2.75%, 09/01/2025 - 09/01/2026	1,585,000	1,542,426
City of Fernandina Beach Utility System Revenue, Revenue Bonds,
Series A,
5.00%, 09/01/2019	45,000	47,327
City of Fort Myers, Revenue Bonds
4.00%, 12/01/2030 - 12/01/2034	1,125,000	1,180,733
City of Gainesville Utilities System Revenue, Revenue Bonds,
Series C,
5.00%, 10/01/2018	270,000	276,413

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
City of Jacksonville, Revenue Bonds
3.00%, 10/01/2026	$ 475,000	$ 485,460
4.00%, 10/01/2029	765,000	823,522
5.50%, 10/01/2028	100,000	102,705
City of North Port, Special Assessment,
BAM,
5.00%, 07/01/2020	90,000	96,529
City of Orlando, Revenue Bonds
Series A, AGM,
5.00%, 11/01/2027 - 11/01/2029	4,105,000	4,834,547
Series B, AGM,
5.00%, 11/01/2025 - 11/01/2038	9,225,000	10,583,480
City of Pompano Beach, Revenue Bonds,
4.00%, 09/01/2020	315,000	332,640
City of Riviera Beach, Revenue Bonds,
BAM,
3.00%, 10/01/2022	125,000	130,823
City of Tampa, Revenue Bonds
5.00%, 07/01/2024	770,000	881,442
Series A,
5.00%, 11/15/2025	25,000	27,804
Collier County School Board, Certificate of Participation,
5.00%, 02/15/2018	250,000	250,328
Columbia County School Board, Certificate of Participation,
Series A, BAM,
5.00%, 07/01/2026	340,000	396,188
County of Miami-Dade Aviation Revenue, Revenue Bonds,
5.00%, 10/01/2029	750,000	878,017
County of Miami-Dade Transit System, Revenue Bonds,
Series A,
5.00%, 07/01/2019	100,000	104,834
County of Miami-Dade Water & Sewer System Revenue, Revenue Bonds,
Series B, AGM,
5.25%, 10/01/2018	175,000	179,422
Escambia County School Board, Revenue Bonds,
4.00%, 09/01/2019	120,000	124,572
Flagler County School District, Certificate of Participation,
Series A, AGM,
5.00%, 08/01/2018	25,000	25,421
Florida Department of Environmental Protection, Revenue Bonds,
Series A,
5.00%, 07/01/2022	55,000	62,185
Florida Department of Management Services, Certificate of Participation,
Series A,
5.00%, 08/01/2019	35,000	35,961
Florida Higher Educational Facilities Financial Authority, Revenue Bonds,
5.00%, 04/01/2035	1,100,000	1,222,837
Florida Housing Finance Corp., Revenue Bonds
Series 1, GNMA, FNMA, FHLMC,
2.20%, 01/01/2023	500,000	496,535
2.25%, 07/01/2023	500,000	495,955
2.30%, 01/01/2024	500,000	494,530
2.35%, 07/01/2024	500,000	494,110
2.45%, 01/01/2025	500,000	492,470
2.50%, 07/01/2025	500,000	491,990
2.65%, 01/01/2026	500,000	485,700
2.70%, 07/01/2026	500,000	486,970

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Florida Housing Finance Corp., Revenue Bonds (continued)
2.75%, 01/01/2027	$ 500,000	$ 484,920
2.80%, 07/01/2027	500,000	488,225
2.85%, 01/01/2028	500,000	489,395
2.90%, 07/01/2028	500,000	488,965
3.75%, 07/01/2035	2,785,000	2,903,864
Series A, GNMA, FNMA, FHLMC,
2.25%, 07/01/2022	155,000	158,543
Florida Municipal Power Agency, Revenue Bonds,
Series A,
5.00%, 10/01/2018	25,000	25,597
Greater Orlando Aviation Authority, Revenue Bonds,
Series A,
3.60%, 10/01/2018	40,000	40,622
Indian River County School Board, Certificate of Participation,
Series A,
5.00%, 07/01/2018	300,000	304,461
JEA Electric System Revenue, Revenue Bonds,
Series D1,
5.00%, 10/01/2018	100,000	102,396
Kissimmee Utility Authority, Revenue Bonds,
AGM,
5.25%, 10/01/2018	100,000	102,473
Miami-Dade County Industrial Development Authority, Revenue Bonds,
1.50% (D), 10/01/2018	500,000	499,800
Northern Palm Beach County Improvement District, Special Assessment
AGM,
5.00%, 08/01/2021 - 08/01/2024	1,095,000	1,231,482
Orange County Health Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2033 - 10/01/2034	8,190,000	9,236,124
Orange County Housing Finance Authority, Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
1.55%, 03/01/2019	90,000	90,000
1.65%, 09/01/2019	90,000	90,182
3.15%, 09/01/2032	500,000	490,230
Peace River Manasota Regional Water Supply Authority, Revenue Bonds,
5.00%, 10/01/2019	100,000	105,677
South Broward Hospital District, Revenue Bonds,
5.00%, 05/01/2036	130,000	131,161
St. Johns County Industrial Development Authority, Revenue Bonds,
Series A,
Fixed until 08/01/2024, 4.13% (D), 08/01/2047	1,000,000	998,020
Tradition Community Development District No. 1, Special Assessment,
AGM,
4.00%, 05/01/2023	525,000	565,362
Village Community Development District No. 12, Special Assessment,
3.25%, 05/01/2026	2,520,000	2,548,678

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Volusia County School Board, Certificate of Participation
Series A, BAM,
5.00%, 08/01/2027 - 08/01/2028	$ 705,000	$ 819,160
Walton County District School Board, Certificate of Participation,
AGM,
5.00%, 07/01/2026	445,000	514,002

		57,768,979

Georgia - 0.5%
Atlanta Development Authority, Revenue Bonds,
5.00%, 09/01/2018	1,000,000	1,020,550
City of East Point, Tax Allocation,
3.00%, 08/01/2022	1,000,000	1,031,480
Cobb County Kennestone Hospital Authority, Revenue Bonds,
5.00%, 04/01/2019	150,000	155,678
County of DeKalb GA Water & Sewerage Revenue, Revenue Bonds,
5.00%, 10/01/2018	60,000	61,441
Georgia Housing & Finance Authority, Revenue Bonds
Series A-1,
3.20%, 12/01/2036	690,000	677,504
3.25%, 12/01/2037	1,380,000	1,336,696
Series B,
3.40%, 12/01/2037	1,395,000	1,344,124
Series C,
2.85%, 06/01/2028 - 12/01/2028	970,000	949,873
Main Street Natural Gas, Inc., Revenue Bonds,
Series A,
5.00%, 03/15/2018	160,000	160,655
Valdosta Housing Authority, Revenue Bonds,
XCLA,
4.50%, 08/01/2029	200,000	200,528

		6,938,529

Guam - 0.1%
Guam Government Waterworks Authority, Revenue Bonds
4.50%, 07/01/2018	85,000	85,866
5.00%, 07/01/2019 - 07/01/2031	755,000	832,140
Guam Power Authority, Revenue Bonds,
Series A, AGM,
5.00%, 10/01/2026	175,000	191,770

		1,109,776

Hawaii - 0.0% (E)
State of Hawaii, General Obligation Unlimited,
Series DY,
4.00%, 02/01/2018	100,000	100,000

Idaho - 0.4%
County of Nez Perce, Revenue Bonds,
2.75%, 10/01/2024 (C)	4,500,000	4,435,065
Idaho Housing & Finance Association, Revenue Bonds
Series A,
4.00%, 07/01/2026
08/04/2016 (C)	385,000	399,199

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Idaho (continued)
Idaho Housing & Finance Association, Revenue Bonds (continued)
Series A-1, Class I,
2.75%, 07/01/2031	$ 620,000	$ 586,197

		5,420,461

Illinois - 14.5%
Adams County School District No. 172, General Obligation Unlimited
AGM,
3.00%, 02/01/2033	300,000	273,447
3.25%, 02/01/2036	495,000	456,781
4.00%, 02/01/2032 - 02/01/2035	3,250,000	3,355,268
5.00%, 02/01/2029	1,495,000	1,686,928
Boone & Winnebago Counties Community Unit School District NO 200, General Obligation Unlimited
AGM,
Zero Coupon, 01/01/2023	2,955,000	2,614,285
Carol Stream Park District, General Obligation Unlimited,
BAM,
5.00%, 01/01/2037	1,375,000	1,540,674
Central Lake County Joint Action Water Agency, Revenue Bonds,
4.00%, 05/01/2019	60,000	61,815
Champaign & Piatt Counties Community Unit School District No. 3, General Obligation Unlimited
Series A, AGM,
5.00%, 10/01/2022 - 10/01/2024	5,000,000	5,692,672
Chicago Board of Education, General Obligation Unlimited
Series A, AGM-CR, AMBAC,
5.50%, 12/01/2021	410,000	447,864
Series A, AGM-CR, NATL,
5.25%, 12/01/2021	150,000	162,501
Series B, AGM,
5.00%, 12/01/2024 - 12/01/2035	475,000	480,856
Series D, AGM,
5.00%, 12/01/2022	50,000	50,550
Chicago O’Hare International Airport, Revenue Bonds,
Series B,
5.00%, 01/01/2021	150,000	163,163
Chicago Park District, General Obligation Limited
Series B,
4.00%, 01/01/2019	25,000	25,421
5.00%, 01/01/2022	105,000	115,428
City of Berwyn, General Obligation Unlimited,
Series A, AGM,
4.00%, 12/01/2018	200,000	203,574
City of Burbank, General Obligation Unlimited,
BAM-TCRS,
3.70%, 12/01/2018	300,000	305,022
City of Calumet City, General Obligation Unlimited
4.00%, 03/01/2020 - 03/01/2024	2,335,000	2,474,354
Series A, BAM,
4.00%, 03/01/2022	1,345,000	1,420,105
City of Chicago, General Obligation Unlimited
Series A,
4.00%, 01/01/2019	50,000	50,759

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
City of Chicago, General Obligation Unlimited (continued)
Series A, AGM,
4.75%, 01/01/2030 - 01/01/2038	$ 235,000	$ 235,917
5.00%, 01/01/2023 - 01/01/2026	195,000	200,687
Series C,
5.00%, 01/01/2026 - 01/01/2027	3,000,000	3,279,010
City of Chicago Wastewater Transmission Revenue, Revenue Bonds
AGM-CR,
3.00%, 01/01/2021	750,000	765,982
5.00%, 01/01/2022 - 01/01/2024	700,000	774,688
BAM-TCRS,
3.00%, 01/01/2021	475,000	485,122
City of Chicago Waterworks Revenue, Revenue Bonds
3.00%, 11/01/2019	125,000	127,501
4.00%, 11/01/2023	500,000	534,520
5.00%, 11/01/2021 - 11/01/2028	3,485,000	3,841,453
AGM-CR,
5.00%, 11/01/2027	140,000	155,637
Series A-1,
5.00%, 11/01/2024	5,000,000	5,761,450
City of Country Club Hills, General Obligation Unlimited
BAM,
4.00%, 12/01/2028 - 12/01/2032	3,830,000	3,890,633
4.50%, 12/01/2030 - 12/01/2031	1,345,000	1,417,547
City of DeKalb, General Obligation Unlimited,
BAM-TCRS,
2.25%, 01/01/2029	250,000	210,083
City of East Peoria, General Obligation Unlimited
Series A, AGM,
4.20%, 01/01/2028	200,000	207,778
4.50%, 01/01/2033	170,000	178,906
City of Evanston, General Obligation Unlimited,
Series C,
4.00%, 12/01/2018	50,000	50,418
City of Flora, General Obligation Unlimited
BAM,
3.50%, 11/01/2022 - 11/01/2024	585,000	606,359
City of Kankakee, General Obligation Unlimited
Series A, AGM,
4.00%, 01/01/2026 - 01/01/2027	800,000	837,959
City of Monmouth, General Obligation Unlimited,
Series B, BAM,
3.00%, 12/01/2023	130,000	134,792
City of North Chicago, General Obligation Unlimited
Series A, AGM,
4.00%, 11/01/2020	160,000	168,157
Series B, AGM,
4.00%, 11/01/2023	40,000	43,438
City of Princeton, General Obligation Unlimited,
Series E,
2.50%, 12/01/2019	40,000	40,494
City of Rochelle Electric System Revenue, Revenue Bonds
AGM,
3.00%, 05/01/2019	310,000	314,870
4.00%, 05/01/2021	225,000	237,764
City of Springfield Water Revenue, Revenue Bonds,
5.00%, 03/01/2018	50,000	50,141

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
City of Sterling, General Obligation Unlimited
3.00%, 11/01/2018	$ 25,000	$ 25,268
AGM,
3.00%, 12/01/2024 - 12/01/2026	590,000	587,317
Clinton Bond Fayette Etc. Counties Community College District No. 501, General Obligation Unlimited
BAM-TCRS,
4.00%, 12/01/2026 - 12/01/2027	3,955,000	4,100,622
Cook & Will Counties Community College District No. 515, General Obligation Limited,
5.00%, 12/01/2024	70,000	78,632
Cook & Will Counties School District No. 194, General Obligation Limited,
Series B, BAM,
5.00%, 12/01/2033	775,000	869,550
Cook & Will Counties School District No. 194, General Obligation Unlimited,
BAM,
4.13%, 12/01/2035	930,000	944,629
Cook County Community College District No. 508, General Obligation Unlimited
5.00%, 12/01/2018 - 12/01/2024	2,320,000	2,492,275
BAM-TCRS,
5.25%, 12/01/2027	2,110,000	2,371,745
Cook County Community College District No. 524, General Obligation Unlimited,
Series B, NATL,
5.00%, 12/01/2019	50,000	50,148
Cook County Community High School District No. 229, General Obligation Limited,
4.00%, 12/01/2023	1,505,000	1,642,105
Cook County High School District No. 201, General Obligation Limited
Series B, AMBAC,
Zero Coupon, 12/01/2019	100,000	94,780
Series C, AGM,
Zero Coupon, 12/01/2024	100,000	80,559
Cook County High School District No. 205, General Obligation Limited,
AGC,
5.50%, 12/01/2019	100,000	103,363
Cook County High School District No. 220, General Obligation Limited
AGM-CR,
5.00%, 12/01/2025	700,000	801,731
BAM-TCRS,
5.00%, 12/01/2026	1,545,000	1,766,816
Cook County School District No. 100, General Obligation Unlimited,
BAM,
4.00%, 12/01/2021	430,000	458,926
Cook County School District No. 109, General Obligation Limited,
4.00%, 12/01/2018	180,000	183,577
Cook County School District No. 149, General Obligation Limited,
Series A-1, AGM,
4.00%, 12/01/2028	980,000	1,016,142
Cook County School District No. 157, General Obligation Unlimited
Series A, AGM,
Zero Coupon, 11/01/2021 - 11/01/2025	1,450,000	1,209,263

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Cook County School District No. 158, General Obligation Limited,
AGM,
3.00%, 12/01/2021	$ 325,000	$ 332,810
Cook County School District No. 162, General Obligation Limited,
AGM,
4.00%, 12/01/2027	250,000	260,808
Cook County School District No. 163, General Obligation Limited,
Series A, AGM,
5.00%, 12/15/2028	70,000	78,502
Cook County School District No. 31, General Obligation Limited,
Series A,
3.00%, 12/01/2021	100,000	102,959
Cook County School District No. 81, General Obligation Unlimited,
AGM,
4.00%, 12/01/2019	500,000	510,105
Cook County School District No. 84.5, General Obligation Limited,
Series A, AGM,
4.50%, 12/01/2025	410,000	410,951
Cook County School District No. 87, General Obligation Limited,
AGM,
4.00%, 12/01/2018	175,000	175,350
Cook County School District No. 99, General Obligation Unlimited,
Series A, AGC,
5.00%, 12/01/2018	100,000	102,473
County of Cook, General Obligation Unlimited
Series C,
4.25%, 11/15/2019	65,000	67,785
5.00%, 11/15/2020	100,000	105,235
Series C, AGM-CR,
5.00%, 11/15/2024	1,500,000	1,674,600
Series D,
5.00%, 11/15/2019	25,000	26,399
County of Cook, Revenue Bonds,
4.00%, 11/15/2019	300,000	312,621
County of Winnebago, General Obligation Unlimited,
Series C,
3.00%, 12/30/2018	50,000	50,585
DeKalb & Kane Counties Community Unit School District No. 427, General Obligation Unlimited,
Series A, BAM-TCRS,
4.00%, 02/01/2030	2,285,000	2,354,807
DuPage & Will Counties Community School District No. 204, General Obligation Unlimited,
Series A,
2.50%, 12/30/2019	30,000	30,449
DuPage County Community High School District No. 99, General Obligation Unlimited,
5.00%, 12/01/2018	100,000	102,809
Governors State University, Certificate of Participation,
AGC,
4.50%, 01/01/2019	185,000	188,606

The notes are an integral part of this report. Transamerica Funds	Page 9	January 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Grundy County School District No. 54, General Obligation Unlimited,
AGM-CR,
6.00%, 12/01/2024	$ 2,300,000	$ 2,612,961
Henry & Whiteside Counties Community Unit School District No. 228, General Obligation Unlimited
Series A, AGM,
5.00%, 08/15/2028	150,000	167,739
Series B, AGM,
5.00%, 02/15/2023	165,000	183,742
Illinois Development Finance Authority, Revenue Bonds
AGM,
Zero Coupon, 01/01/2021	85,000	79,892
Illinois Finance Authority, Revenue Bonds
4.00%, 08/01/2032	630,000	626,573
5.00%, 08/01/2025 - 08/01/2031	3,975,000	4,473,461
AGM,
4.00%, 12/01/2023	140,000	152,275
5.00%, 12/01/2036	1,900,000	2,114,282
Series A,
5.00%, 07/01/2020 - 11/15/2037	2,570,000	2,726,882
Series A-1,
3.50%, 12/01/2027	2,250,000	2,180,587
Fixed until 01/15/2020, 5.00% (D), 11/01/2030	110,000	116,658
Series A-2,
Fixed until 02/12/2020, 5.00% (D), 11/01/2030	150,000	159,360
Series B,
5.00%, 11/01/2019	40,000	42,376
5.50%, 11/01/2020	80,000	85,438
Series C,
5.00%, 05/15/2020 - 08/15/2021	170,000	183,003
Series L,
4.00%, 12/01/2018	95,000	97,031
Illinois Health Facilities Authority, Revenue Bonds,
Series A, AGM,
5.00%, 05/15/2019	60,000	60,637
Illinois Housing Development Authority, Revenue Bonds
FNMA,
2.63%, 09/01/2032	1,540,590	1,490,536
Series A-1,
3.00%, 02/01/2022	440,000	456,650
Illinois State Toll Highway Authority, Revenue Bonds,
Series D,
5.00%, 01/01/2024	45,000	51,924
Iroquois & Kankakee Counties Community Unit School District No. 4, General Obligation Unlimited,
Series A, AMBAC, BAM-TCRS,
Zero Coupon, 11/01/2022	1,400,000	1,226,876
Joliet Regional Port District, General Obligation Unlimited
Series A, AGM,
4.00%, 12/30/2024 - 06/30/2026	520,000	552,468
Kane Cook & DuPage Counties School District No. U-46, General Obligation Limited,
Series A,
5.00%, 01/01/2033	260,000	293,844

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Kane Cook & DuPage Counties School District No. U-46, General Obligation Unlimited
Series D,
5.00%, 01/01/2025 - 01/01/2026	$ 130,000	$ 148,257
Kane County School District No. 129, General Obligation Unlimited
Series C, BAM-TCRS,
4.00%, 02/01/2022	1,240,000	1,327,420
5.00%, 02/01/2024 - 02/01/2025	5,200,000	5,979,290
Kane Kendall Etc. Counties Community College District No. 516, General Obligation Unlimited,
Series A,
5.00%, 12/15/2022	100,000	111,907
Kendall Kane & Will Counties Community Unit School District No. 308, General Obligation Unlimited,
5.50%, 02/01/2023	300,000	344,616
Knox & Warren Counties Community Unit School District No. 205, General Obligation Unlimited,
Series B,
3.50%, 01/01/2027	230,000	236,021
Lake & McHenry Counties Community Unit School District No. 118, General Obligation Unlimited
5.00%, 01/01/2021 - 01/01/2022	105,000	114,431
Lake County Community Unit School District No. 116, General Obligation Limited,
Series B,
3.00%, 01/15/2023	305,000	315,373
Lake County School District No. 38, General Obligation Unlimited,
BAM-TCRS,
3.00%, 02/01/2022	2,500,000	2,533,075
Lake County Special Education District No. 825, Revenue Bonds
Series B,
4.00%, 10/01/2018 - 10/01/2019	285,000	292,673
Lee & Ogle Counties Community Unit School District No. 275, General Obligation Unlimited
Series B, AGM,
4.50%, 12/01/2025 - 12/01/2027 (F)	1,205,000	1,290,005
Lincolnshire-Prairie View School District No. 103, Revenue Bonds,
Series B,
3.00%, 12/01/2018	70,000	70,822
Macon & De Witt Counties Community Unit School District No. 2, General Obligation Unlimited
Series C, BAM,
3.25%, 12/01/2023	1,195,000	1,219,832
3.50%, 12/01/2024	1,270,000	1,313,688
4.00%, 12/01/2025	1,360,000	1,454,234
Macoupin County Community Unit School District No. 7, General Obligation Unlimited,
AGC,
5.45%, 12/01/2034	515,000	582,424
Madison & Jersey Counties Unit School District No. 11, General Obligation Unlimited,
Series B, BAM,
3.50%, 03/01/2029	2,070,000	2,077,700

The notes are an integral part of this report. Transamerica Funds	Page 10	January 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Madison Bond Etc Counties Community Unit School District No. 5, General Obligation Unlimited
Series A, AGM,
4.00%, 02/01/2025 - 02/01/2026	$ 1,110,000	$ 1,183,042
Madison-Macoupin Etc Counties Community College District No. 536, General Obligation Unlimited
5.00%, 11/01/2018 - 11/01/2021	800,000	858,790
Series A, AGM,
5.00%, 11/01/2031 - 11/01/2033	3,450,000	3,875,432
Series A, BAM-TCRS,
5.00%, 11/01/2022 - 11/01/2026	5,275,000	5,890,164
McHenry & Kane Counties Community Consolidated School District No. 158, General Obligation Unlimited,
AGM-CR, FGIC,
Zero Coupon, 01/01/2024	560,000	466,850
McHenry County Community Unit School District No. 12, General Obligation Unlimited,
Series A, AGM,
5.00%, 01/01/2023	70,000	77,497
McHenry County Community Unit School District No. 200, General Obligation Unlimited,
5.00%, 01/15/2019	65,000	67,056
McHenry County Conservation District, General Obligation Unlimited,
5.00%, 02/01/2026	110,000	126,942
McLean & Woodford Counties Community Unit School District No. 5, General Obligation Unlimited,
AGC,
4.00%, 12/01/2018	70,000	71,391
McLean County Public Building Commission, Revenue Bonds,
4.00%, 12/01/2034	1,245,000	1,297,091
Metropolitan Pier & Exposition Authority, Revenue Bonds
5.70% (G), 06/15/2023	300,000	352,068
Series A, NATL,
Zero Coupon, 06/15/2026	20,000	14,511
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Limited,
Series B,
5.00%, 12/01/2019	60,000	63,485
Montgomery Christian & Fayette Counties Community Unit School District No. 22, General Obligation Unlimited
Series A, AGM,
4.00%, 12/01/2032	270,000	291,843
Series B, AGM,
3.30%, 12/01/2035	255,000	257,099
Series C, AGM,
3.00%, 12/01/2031	140,000	138,898
Morgan Greene & Macoupin Counties Community Unit School District No. 1, General Obligation Unlimited,
Series A, BAM,
6.00%, 06/15/2037	500,000	603,535
Northeastern Illinois University, Certificate of Participation
AGM,
3.00%, 07/01/2019 - 07/01/2023	3,165,000	3,179,071
4.00%, 07/01/2025	565,000	592,148

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Northeastern Illinois University, Revenue Bonds
Series 1, BAM,
3.00%, 07/01/2020	$ 625,000	$ 637,869
4.00%, 07/01/2021 - 07/01/2022	1,315,000	1,396,661
Northern Illinois University, Certificate of Participation,
AGM,
5.00%, 09/01/2024	105,000	118,054
Northlake Public Library District, General Obligation Unlimited,
AGM,
3.00%, 12/01/2021	610,000	635,126
Ogle & Stephenson Counties Community Unit School District No. 221, General Obligation Unlimited,
BAM,
5.00%, 02/01/2024	500,000	557,135
Peoria Metropolitan Airport Authority, Revenue Bonds,
5.60%, 12/01/2022	35,000	36,103
Peoria Public Building Commission, Revenue Bonds,
BAM,
5.00%, 12/01/2022	1,075,000	1,194,981
Pulaski Massac Alexander & Johnson Counties Community Unit School District No. 10, General Obligation Unlimited
Series C, MAC,
4.00%, 12/01/2026 - 12/01/2029	675,000	723,597
Railsplitter Tobacco Settlement Authority, Revenue Bonds
5.00%, 06/01/2018 - 06/01/2019	240,000	248,837
5.25%, 06/01/2020 - 06/01/2021	185,000	199,880
5.38%, 06/01/2021	85,000	93,849
6.00%, 06/01/2028	75,000	85,372
Regional Transportation Authority, Revenue Bonds,
Series A, NATL,
5.50%, 07/01/2025	65,000	77,732
Rock Island Country Public Building Commission, Revenue Bonds
AGM,
3.00%, 12/01/2020 - 12/01/2021	375,000	381,902
4.00%, 12/01/2023	285,000	305,651
5.00%, 12/01/2024 - 12/01/2031	1,950,000	2,211,499
Rock Island County School District No. 41, General Obligation Unlimited,
AGM,
4.55%, 12/01/2026	320,000	321,731
Saline County Community Unit School District No. 3, General Obligation Unlimited
Series C, AGM,
2.00%, 12/01/2020 - 12/01/2021	665,000	653,685
4.00%, 12/01/2031	455,000	471,262
Sangamon County Community Unit School District No. 5, General Obligation Unlimited,
Series B,
5.00%, 01/01/2023	150,000	169,011
Southern Illinois University, Certificate of Participation,
Series A-1, BAM,
4.00%, 02/15/2026	375,000	395,539

The notes are an integral part of this report. Transamerica Funds	Page 11	January 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Southern Illinois University, Revenue Bonds
Series A, AGM,
5.50%, 04/01/2023	$ 370,000	$ 427,961
Series B, BAM-TCRS,
5.00%, 04/01/2021	435,000	475,177
Southwestern Illinois Development Authority, Revenue Bonds
AGC,
3.80%, 02/01/2019	130,000	132,584
Series B, BAM-TCRS,
5.00%, 10/15/2026	1,000,000	1,142,510
St. Clair County Community Consolidated School District No. 90, General Obligation Unlimited
AMBAC, BAM-TCRS,
Zero Coupon, 12/01/2020 - 12/01/2023	2,145,000	1,874,795
Series B, BAM,
2.75%, 12/01/2027	165,000	158,641
St. Clair County High School District No. 201 Belleville, General Obligation Unlimited,
Series B, BAM,
5.00%, 02/01/2025	4,040,000	4,701,590
St. Clair County School District No. 119 Belle Valley, General Obligation Unlimited,
AGM,
5.00%, 04/01/2031	440,000	499,193
State of Illinois, General Obligation Unlimited
4.50%, 04/01/2018	100,000	100,196
5.00%, 08/01/2018 - 02/01/2022	235,000	242,265
AGM,
5.00%, 01/01/2020	150,000	158,087
Series B,
5.25%, 01/01/2019	375,000	384,150
Tazewell County School District No. 51, General Obligation Unlimited
NATL,
9.00%, 12/01/2021 - 12/01/2022	1,665,000	2,100,626
Town of Cicero, General Obligation Unlimited,
Series B, AGM,
4.20%, 12/01/2027	490,000	500,476
University of Illinois, Revenue Bonds
Series A, AMBAC,
5.50%, 04/01/2022	200,000	223,412
Series A, BAM-TCRS,
4.00%, 04/01/2031	1,495,000	1,558,313
Village of Bedford Park Water System Revenue, Revenue Bonds,
Series A, AGM,
4.00%, 12/01/2026	95,000	101,248
Village of Bellwood, General Obligation Unlimited
AGM,
5.00%, 12/01/2019 - 12/01/2027	385,000	427,881
Series B, AGM,
3.00%, 12/01/2029	280,000	262,354
Village of Broadview, General Obligation Unlimited
Series A, BAM,
3.00%, 12/01/2020 - 12/01/2022	510,000	521,564

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Village of Calumet Park, General Obligation Unlimited
4.00%, 12/01/2021 - 12/01/2032 (F)	$ 2,590,000	$ 2,710,610
Village of Crestwood, General Obligation Unlimited
BAM,
4.50%, 12/15/2027 - 12/15/2029	2,445,000	2,629,264
Series B, BAM,
5.00%, 12/15/2028 - 12/15/2035	6,920,000	7,647,756
Village of Dolton, General Obligation Unlimited,
Series A, AGC,
4.50%, 12/01/2024	300,000	307,299
Village of Elmwood Park, General Obligation Unlimited,
2.00%, 12/01/2018	125,000	125,133
Village of Franklin Park, Revenue Bonds,
BAM,
5.00%, 04/01/2026	230,000	256,620
Village of Glenview, General Obligation Unlimited,
Series A,
3.00%, 12/01/2019	25,000	25,606
Village of Hazel Crest, General Obligation Unlimited
BAM,
4.00%, 12/01/2024 - 12/01/2026	980,000	1,045,894
Village of Lansing, General Obligation Unlimited,
AGM,
5.00%, 03/01/2023	415,000	462,318
Village of Lyons, General Obligation Unlimited
Series B, BAM,
5.00%, 12/01/2032	125,000	135,399
Series C, BAM,
3.00%, 12/01/2019 - 12/01/2024	765,000	777,587
4.00%, 12/01/2022 - 12/01/2023	550,000	586,501
Village of Machesney Park, Revenue Bonds,
Series B, AGM,
4.38%, 12/01/2019	150,000	151,473
Village of Melrose Park, General Obligation Unlimited,
AGM,
3.00%, 12/15/2020	350,000	355,590
Village of Montgomery, Special Assessment
BAM,
2.10%, 03/01/2020 (F)	200,000	199,878
2.45%, 03/01/2022 (F)	200,000	199,230
2.60%, 03/01/2023 (F)	250,000	248,585
2.85%, 03/01/2024 (F)	310,000	307,263
3.00%, 03/01/2025 (F)	145,000	143,267
3.10%, 03/01/2026 (F)	285,000	280,588
3.20%, 03/01/2027 (F)	325,000	319,212
3.30%, 03/01/2028 (F)	270,000	264,770
3.40%, 03/01/2029 (F)	795,000	778,440
3.45%, 03/01/2030 (F)	150,000	146,516
Village of Mount Prospect, General Obligation Unlimited,
3.00%, 12/01/2021	100,000	102,773
Village of Oak Park, General Obligation Unlimited,
Series A,
3.00%, 11/01/2029	795,000	757,468

The notes are an integral part of this report. Transamerica Funds	Page 12	January 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Village of Pingree Grove Special Service Area No. 2, Special Tax
AGM,
2.00%, 03/01/2020	$ 260,000	$ 257,691
3.00%, 03/01/2018 - 03/01/2019	635,000	640,795
Village of Richton Park, General Obligation Unlimited,
BAM,
4.00%, 12/01/2035	570,000	571,659
Village of River Grove, General Obligation Unlimited,
3.80%, 12/15/2019	160,000	163,254
Village of South Holland, General Obligation Unlimited,
Series B,
4.00%, 12/15/2022	105,000	112,725
Warren County Community Unit School District No. 238, General Obligation Unlimited,
AGM,
4.00%, 12/01/2021	75,000	80,045
Wauconda Special Service Area No.1, Special Tax
Series A, BAM,
2.63%, 03/01/2022	190,000	189,232
3.00%, 03/01/2019	115,000	116,829
5.00%, 03/01/2033	305,000	334,869
Western Illinois Economic Development Authority, Revenue Bonds
4.00%, 06/01/2018 - 06/01/2033	6,570,000	6,560,416
Western Illinois University, Certificate of Participation
AGM,
3.00%, 10/01/2022	3,010,000	3,051,297
5.00%, 10/01/2024	3,330,000	3,730,799
Western Illinois University, Revenue Bonds
BAM,
5.00%, 04/01/2020 - 04/01/2024	2,755,000	3,009,452
Will County Community High School District No. 210, General Obligation Unlimited
AGM,
5.00%, 01/01/2020	370,000	384,637
Series A, AGM-CR,
5.00%, 01/01/2027	3,475,000	3,768,742
Will County Community Unit School District No. 201-U, General Obligation Limited,
Series C, AGM,
5.00%, 01/01/2027	1,075,000	1,240,980
Will County Community Unit School District No. 201-U, General Obligation Unlimited
AGM,
Zero Coupon, 11/01/2024	750,000	606,997
Series B, AGM,
5.00%, 01/01/2026	515,000	599,280
Will County School District No. 86, General Obligation Unlimited,
Series C, AGM-CR,
5.00%, 03/01/2024	8,195,000	9,383,685

		213,528,874

Indiana - 2.3%
Aurora School Building Corp., Revenue Bonds,
5.00%, 07/15/2020	115,000	123,762

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Indiana (continued)
Boone County Hospital Association, Revenue Bonds,
3.63%, 07/15/2018	$ 300,000	$ 303,069
City of Evansville, Revenue Bonds
Series A, AGM,
5.00%, 02/01/2022 - 02/01/2025	375,000	424,125
City of Lafayette Sewage Works Revenue, Revenue Bonds,
4.00%, 07/01/2018	200,000	202,060
City of Lebanon Electric Utility Revenue, Revenue Bonds,
BAM,
3.00%, 01/01/2019	100,000	101,456
City of Rockport, Revenue Bonds
Series A,
2.75%, 06/01/2025	7,500,000	7,475,175
Series D,
Fixed until 06/01/2021, 2.05% (D), 04/01/2025	3,000,000	2,979,840
Evansville Redevelopment Authority, Revenue Bonds,
BAM,
5.00%, 02/01/2027	2,500,000	2,987,450
Frankfort High School Elementary School Building Corp., Revenue Bonds,
5.00%, 01/15/2026	270,000	315,646
Greater Clark County School Building Corp., Revenue Bonds,
Series A,
4.00%, 07/15/2024	135,000	147,840
Greenfield Middle School Building Corp., Revenue Bonds,
4.00%, 07/15/2018	50,000	50,582
Hamilton Southeastern Consolidated School Building Corp., Revenue Bonds,
3.00%, 07/15/2018	125,000	125,950
Hobart Building Corp., Revenue Bonds,
4.00%, 07/15/2018	175,000	176,997
Indiana Finance Authority, Revenue Bonds
3.50%, 10/01/2025	960,000	976,781
4.00%, 02/01/2021	405,000	427,482
4.25%, 10/01/2034	260,000	264,971
5.00%, 02/01/2022 - 10/01/2036	3,255,000	3,674,686
Series A,
5.00%, 10/01/2018 - 09/15/2028	2,800,000	3,062,331
5.25%, 02/01/2018	150,000	150,000
Series B,
5.00%, 02/01/2025	125,000	127,273
Indiana Health & Educational Facilities Financing Authority, Revenue Bonds,
AGM,
5.25%, 05/15/2041	135,000	136,288
Indiana Health Facility Financing Authority, Revenue Bonds
Fixed until 05/01/2020, 1.25% (D), 11/01/2027	3,435,000	3,388,318
5.00%, 11/15/2034	1,775,000	2,031,718
Indiana Housing & Community Development Authority, Revenue Bonds
Series A-1, GNMA, FNMA, FHLMC,
2.85%, 07/01/2031	255,000	252,746
Series C-1, GNMA, FNMA, FHLMC,
3.25%, 01/01/2032	2,500,000	2,439,650
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds,
Series K,
5.00%, 06/01/2018	50,000	50,557

The notes are an integral part of this report. Transamerica Funds	Page 13	January 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Indiana (continued)
Ivy Tech Community College of Indiana, Revenue Bonds
Series L,
5.00%, 07/01/2018	$ 50,000	$ 50,725
Series T,
5.00%, 07/01/2018	100,000	101,450
Jeffersonville Redevelopment Authority, Revenue Bonds,
AGM,
3.00%, 08/01/2026	760,000	797,255
Jennings County School Building Corp., Revenue Bonds,
3.00%, 01/15/2020 (B) (C)	345,000	354,770
Kokomo-Center School Building Corp., Revenue Bonds,
Series A,
4.00%, 07/15/2018	475,000	480,420
Lake County Public Library District, General Obligation Unlimited,
4.00%, 08/01/2019	40,000	41,439
Town of Milford IN Sewer Revenue, Revenue Bonds,
3.63%, 07/01/2034	150,000	146,364

		34,369,176

Iowa - 0.1%
City of Ames, General Obligation Unlimited,
2.25%, 06/01/2028	370,000	352,273
City of Ankeny, General Obligation Unlimited,
Series B,
2.00%, 06/01/2018	125,000	125,283
County of Polk, General Obligation Unlimited,
Series C,
5.00%, 06/01/2018	50,000	50,607
Iowa Lakes Community College, General Obligation Unlimited,
BAM,
2.00%, 06/01/2018	130,000	130,233
Iowa State Board of Regents, Revenue Bonds,
4.00%, 09/01/2022	50,000	54,424
West Des Moines Community School District, General Obligation Unlimited,
5.00%, 05/01/2018	100,000	100,903

		813,723

Kansas - 1.2%
City of Dodge City, Revenue Bonds,
3.00%, 07/15/2021	230,000	237,636
City of Wichita, Revenue Bonds,
4.00%, 11/15/2018	200,000	203,968
Douglas County Unified School District No. 491, General Obligation Unlimited
AGM,
2.38%, 09/01/2029	200,000	182,922
2.50%, 09/01/2030	450,000	412,389
3.00%, 09/01/2033	1,500,000	1,445,505
Fort Scott Community College, Certificate of Participation
Series A,
3.13%, 06/01/2037	235,000	220,794
3.38%, 06/01/2033	110,000	108,375

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kansas (continued)
Johnson & Miami Counties Unified School District No. 230, General Obligation Unlimited,
5.00%, 09/01/2027	$ 3,640,000	$ 4,354,314
Johnson County Park & Recreation District, Certificate of Participation,
Series A,
5.00%, 09/01/2018	100,000	102,073
Johnson County Unified School District No. 231, General Obligation Unlimited
Series A,
5.00%, 10/01/2029 - 10/01/2030	1,790,000	2,069,437
Kansas Development Finance Authority, Revenue Bonds
5.00%, 01/01/2020	90,000	95,637
Series C, BAM,
4.00%, 05/01/2022	90,000	96,873
Series G2,
5.00%, 05/01/2018	100,000	100,898
Marais Des Cygnes Public Utility Authority, Revenue Bonds
AGM,
3.00%, 12/01/2026 - 12/01/2027	1,140,000	1,149,591
3.13%, 12/01/2033	180,000	177,667
Montgomery County Unified School District No. 446, General Obligation Unlimited
BAM,
5.00%, 09/01/2027 - 09/01/2030	3,585,000	4,189,049
Sedgwick County Unified School District No. 262, General Obligation Unlimited
5.00%, 09/01/2034	500,000	590,360
BAM,
3.13%, 09/01/2034 - 09/01/2035	1,150,000	1,113,242
Unified Government of Greeley County, General Obligation Unlimited
Series B,
4.00%, 12/01/2035	200,000	206,236
5.00%, 12/01/2037	275,000	305,613

		17,362,579

Kentucky - 3.0%
Bullitt County School District Finance Corp., Revenue Bonds
3.10%, 09/01/2026	65,000	67,113
3.25%, 09/01/2028	545,000	560,298
City of Versailles Water & Sewer Revenue, Revenue Bonds,
3.50%, 12/01/2021	640,000	666,886
County of Carroll, Revenue Bonds,
Series A,
Fixed until 09/01/2019, 1.05% (D), 09/01/2042 (C)	2,750,000	2,711,225
County of Pike, General Obligation Unlimited
2.13%, 03/01/2023	335,000	331,519
2.25%, 03/01/2024	340,000	337,212
Eastern Kentucky University, Revenue Bonds,
Series A,
4.00%, 04/01/2025	475,000	522,111
Fayette County School District Finance Corp., Revenue Bonds,
Series B,
4.00%, 05/01/2024	140,000	153,005

The notes are an integral part of this report. Transamerica Funds	Page 14	January 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky (continued)
Floyd County School District Finance Corp., Revenue Bonds,
3.00%, 08/01/2024	$ 110,000	$ 113,949
Kentucky Asset Liability Commission, Revenue Bonds
NATL,
5.25%, 09/01/2019	150,000	158,412
Series A,
3.25%, 09/01/2024	100,000	105,707
5.00%, 09/01/2018	100,000	102,014
Kentucky Municipal Power Agency, Revenue Bonds,
Series A, NATL,
5.00%, 09/01/2023	115,000	130,463
Kentucky State Property & Building Commission, Revenue Bonds
BAM-TCRS,
5.00%, 04/01/2029	3,450,000	4,011,142
Series A,
5.00%, 10/01/2018	315,000	322,314
Kentucky Turnpike Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2021	25,000	27,611
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
AGM-CR,
4.00%, 06/01/2024 - 06/01/2029	18,370,000	20,022,391
Morehead State University, Revenue Bonds
Series A,
3.00%, 04/01/2027	655,000	658,347
4.00%, 04/01/2030 - 04/01/2032	1,115,000	1,172,516
Nicholas County School District Finance Corp., Revenue Bonds
2.00%, 02/01/2023	305,000	301,557
2.38%, 02/01/2025	340,000	336,855
2.50%, 02/01/2027	555,000	543,140
3.00%, 02/01/2028 - 02/01/2032	1,340,000	1,341,296
Northern Kentucky University, Revenue Bonds,
Series A,
4.00%, 09/01/2025	1,100,000	1,222,914
Paducah Electric Plant Board, Revenue Bonds
Series A, AGM,
5.00%, 10/01/2029 - 10/01/2032	3,180,000	3,590,614
Warren County Justice Center Expansion Corp., Revenue Bonds,
5.00%, 09/01/2024	820,000	942,057
Warren County School District Finance Corp., Revenue Bonds,
4.00%, 04/01/2026	3,690,000	4,064,830

		44,517,498

Louisiana - 1.9%
City of Shreveport, Revenue Bonds
BAM,
5.00%, 03/01/2019 - 03/01/2027	2,780,000	3,225,475
Fremaux Economic Development District, Revenue Bonds,
5.00%, 11/01/2034	275,000	277,577

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Louisiana (continued)
Jefferson Parish Hospital Service District No. 1, Revenue Bonds,
Series A, AGM,
5.38%, 01/01/2031	$ 140,000	$ 154,396
Lafourche Parish Law Enforcement District, Revenue Bonds,
AGM,
4.00%, 09/01/2032	160,000	171,022
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds
AGM,
5.00%, 10/01/2025 - 09/15/2029	16,920,000	19,629,253
Louisiana Public Facilities Authority, Revenue Bonds
5.00%, 07/01/2022 - 07/01/2027	3,160,000	3,618,853
AGM,
5.00%, 06/01/2020 - 06/01/2021	340,000	362,856
State of Louisiana, General Obligation Unlimited,
Series C,
5.00%, 07/15/2018	50,000	50,869

		27,490,301

Maine - 0.7%
City of Portland General Airport Revenue, Revenue Bonds,
5.00%, 01/01/2028	790,000	895,489
Maine Governmental Facilities Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2028	350,000	409,741
Maine Health & Higher Educational Facilities Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2018	115,000	116,657
Maine State Housing Authority, Revenue Bonds
Series B,
2.75%, 11/15/2028	410,000	399,127
2.90%, 11/15/2029	980,000	957,901
3.00%, 11/15/2030	1,010,000	985,790
3.25%, 11/15/2032	500,000	495,345
Series C,
2.15%, 11/15/2026	265,000	256,700
2.35%, 11/15/2027	295,000	286,168
2.50%, 11/15/2028	550,000	530,233
2.75%, 11/15/2031	2,220,000	2,128,469
Series D-1,
1.90%, 11/15/2023	190,000	188,655
2.50%, 11/15/2026	715,000	714,986
2.65%, 11/15/2027	755,000	752,403
2.80%, 11/15/2028	870,000	865,163
2.95%, 11/15/2029	400,000	397,228
Maine Turnpike Authority, Revenue Bonds,
Series B,
5.00%, 07/01/2019	100,000	104,892

		10,484,947

Maryland - 0.5%
City of Baltimore, Tax Allocation
4.00%, 06/15/2018	110,000	111,020
5.00%, 06/15/2019	200,000	209,144
City of Rockville, Revenue Bonds
Series A-2,
2.25%, 11/01/2022	250,000	248,990

The notes are an integral part of this report. Transamerica Funds	Page 15	January 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Maryland (continued)
City of Rockville, Revenue Bonds (continued)
4.00%, 11/01/2020	$ 150,000	$ 158,265
5.00%, 11/01/2023	345,000	390,499
Series A1,
5.00%, 11/01/2021 - 11/01/2023	650,000	728,834
Series C,
3.00%, 11/01/2025	1,500,000	1,503,525
Series C-3,
2.50%, 11/01/2024	2,000,000	2,003,880
Maryland Economic Development Corp., Revenue Bonds,
AGM,
5.00%, 06/01/2029	1,020,000	1,184,026
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds,
5.00%, 07/01/2021	35,000	38,830
Montgomery County Revenue Authority, Revenue Bonds,
Series A,
4.00%, 11/01/2020	260,000	275,187

		6,852,200

Massachusetts - 1.3%
Massachusetts Development Finance Agency, Revenue Bonds
3.63%, 07/01/2037	1,450,000	1,411,459
Series F,
4.00%, 07/01/2018	150,000	151,634
Series I,
3.00%, 07/01/2018	75,000	75,461
5.00%, 07/01/2025 - 07/01/2026	1,250,000	1,443,470
Series K,
4.00%, 07/01/2038	6,495,000	6,641,657
Massachusetts Health & Educational Facilities Authority, Revenue Bonds,
Series B,
5.25%, 07/01/2038	345,000	350,485
Massachusetts Housing Finance Agency, Revenue Bonds
FNMA,
2.65%, 12/01/2027	850,000	839,094
2.80%, 06/01/2028 - 12/01/2028	2,985,000	2,919,240
Series 178,
3.70%, 12/01/2033	1,115,000	1,143,789
Series 183,
2.80%, 06/01/2031	1,575,000	1,516,993
Series C,
2.15%, 12/01/2024	100,000	99,118
2.35%, 06/01/2025	400,000	396,264
2.40%, 12/01/2025	260,000	257,062
2.55%, 06/01/2026	280,000	276,466
2.60%, 12/01/2026	150,000	148,011
2.70%, 06/01/2027	150,000	149,384
2.75%, 12/01/2027	300,000	294,906
2.85%, 06/01/2028	310,000	305,617
2.90%, 12/01/2028	125,000	123,393
Series E,
2.85%, 12/01/2024	265,000	271,792
Town of Nantucket, General Obligation Limited,
5.00%, 12/01/2018	50,000	51,497
University of Massachusetts Building Authority, Revenue Bonds,
Series 1,
5.00%, 05/01/2018	100,000	100,893

		18,967,685

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan - 3.2%
Allendale Public School District, General Obligation Unlimited,
5.00%, 11/01/2026	$ 225,000	$ 266,677
Bellevue Community Schools, General Obligation Unlimited,
Series A, AGM,
4.00%, 05/01/2024	390,000	429,082
Capac Community School District, General Obligation Unlimited
BAM,
4.00%, 05/01/2027 - 05/01/2031	1,240,000	1,355,943
City of Detroit Sewage Disposal System Revenue, Revenue Bonds
Series A, AGM,
5.25%, 07/01/2023 - 07/01/2024	80,000	92,321
Series A, NATL,
5.25%, 07/01/2019	60,000	60,184
City of Detroit Water Supply System Revenue, Revenue Bonds,
Series C, BHAC, FGIC,
4.25%, 07/01/2018	100,000	101,062
City of Romulus, General Obligation Limited,
BAM,
5.00%, 11/01/2025	45,000	52,532
City of Saginaw Water Supply System Revenue, Revenue Bonds,
AGM,
4.00%, 07/01/2018	130,000	131,399
Decatur Public School District, General Obligation Unlimited,
3.00%, 05/01/2022	510,000	531,716
Detroit Wayne County Stadium Authority, Revenue Bonds
AGM,
5.00%, 10/01/2019 - 10/01/2026	3,515,000	3,808,211
Fitzgerald Public School District, General Obligation Unlimited
BAM,
4.00%, 05/01/2023 - 05/01/2025	2,555,000	2,806,991
Forest Hills Public Schools, General Obligation Unlimited
Series I,
3.00%, 05/01/2023 - 05/01/2024	300,000	313,669
Grand Rapids Economic Development Corp., Revenue Bonds,
3.00%, 11/01/2022	2,000,000	1,985,940
Michigan Municipal Bond Authority, Revenue Bonds,
5.00%, 10/01/2019	25,000	26,415
Michigan State Building Authority, Revenue Bonds,
Series I,
5.00%, 04/15/2018	125,000	125,922
Michigan State Hospital Finance Authority, Revenue Bonds
Series F,
Fixed until 04/01/2021, 1.90% (D), 11/15/2047	1,320,000	1,314,760
Fixed until 03/15/2023, 2.40% (D), 11/15/2047	840,000	846,863
Michigan State Housing Development Authority, Revenue Bonds
Series B,
3.25%, 12/01/2032	3,935,000	3,884,632

The notes are an integral part of this report. Transamerica Funds	Page 16	January 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Michigan State Housing Development Authority, Revenue Bonds (continued)
Series D,
3.65%, 10/01/2032	$ 2,700,000	$ 2,776,680
Saranac Community Schools, General Obligation Unlimited
4.00%, 05/01/2027 - 05/01/2031	2,375,000	2,543,073
Series A,
4.00%, 05/01/2025	130,000	141,857
Southgate Community School District, General Obligation Unlimited
5.00%, 05/01/2032 - 05/01/2035	2,070,000	2,365,455
Stockbridge Community Schools, General Obligation Unlimited,
Series A,
5.00%, 05/01/2031	375,000	432,975
Sturgis Public School District, General Obligation Unlimited,
Series A,
5.00%, 05/01/2026	45,000	52,576
Township of Hartland, General Obligation Limited,
3.00%, 04/01/2020	30,000	30,883
Van Dyke Public Schools, General Obligation Unlimited,
AGM,
4.00%, 05/01/2018	100,000	100,585
Warren Consolidated Schools, General Obligation Unlimited
AGM,
4.00%, 05/01/2025 - 05/01/2027	850,000	941,567
Series B, BAM,
5.00%, 05/01/2023 - 05/01/2025	7,410,000	8,567,385
Wayne County Airport Authority, Revenue Bonds
Series A,
5.00%, 12/01/2031 - 12/01/2032	625,000	723,106
Wayne State University, Revenue Bonds,
Series A,
5.00%, 11/15/2018	100,000	102,763
Woodhaven-Brownstown School District, General Obligation Unlimited,
4.00%, 05/01/2018	100,000	100,647
Wyoming Public Schools, General Obligation Unlimited,
4.00%, 05/01/2018	50,000	50,322
Zeeland Public Schools, General Obligation Unlimited
Series B, BAM,
5.00%, 05/01/2026 - 05/01/2030	8,245,000	9,643,636

		46,707,829

Minnesota - 1.3%
City of Deephaven, Revenue Bonds
Series A,
4.38%, 10/01/2027	250,000	245,445
4.40%, 07/01/2025	165,000	173,080
City of St Louis Park, Revenue Bonds,
Series C,
5.50%, 07/01/2023	80,000	81,388
City of St. Cloud, Revenue Bonds,
Series A,
3.00%, 04/01/2021 (C)	250,000	214,515
City of Stillwater, Tax Allocation
3.00%, 02/01/2021 - 02/01/2027 (C)	2,655,000	2,649,213
4.00%, 02/01/2030 07/20/2016 (C)	750,000	773,092

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Minnesota (continued)
County of Chippewa, Revenue Bonds
4.00%, 03/01/2023 - 03/01/2026	$ 5,460,000	$ 5,683,363
Dakota County Community Development Agency, Revenue Bonds,
Series A,
5.00%, 09/01/2029 (B) (C)	705,000	737,938
East Grand Forks Independent School District No. 595, General Obligation Unlimited,
Series A,
4.00%, 02/01/2018	100,000	100,000
Forest Lake Independent School District No. 831, General Obligation Unlimited,
Series A,
3.00%, 02/01/2036	135,000	128,126
Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds
Series A,
4.00%, 07/01/2019	100,000	103,156
5.00%, 11/15/2025 - 12/01/2030	900,000	1,034,066
Series B,
4.25%, 04/01/2025 06/19/2015 (C)	200,000	202,428
Minnesota Housing Finance Agency, Revenue Bonds
Series A,
4.00%, 08/01/2031	100,000	105,568
Series B,
3.20%, 07/01/2025	200,000	204,496
Series C, GNMA, FNMA, FHLMC,
2.80%, 07/01/2024	245,000	250,057
2.95%, 07/01/2025	90,000	93,077
Series E, GNMA, FNMA, FHLMC,
3.30%, 01/01/2034	3,975,000	3,936,045
Series F,
2.90%, 01/01/2026	315,000	320,053
2.95%, 07/01/2026	1,065,000	1,079,186
Northern Municipal Power Agency, Revenue Bonds
5.00%, 01/01/2028 - 01/01/2029	965,000	1,113,127
State of Minnesota, Revenue Bonds,
Series A,
4.00%, 06/01/2018	150,000	151,303
Township of Baytown, Revenue Bonds,
Series A,
4.00%, 08/01/2036	675,000	637,794

		20,016,516

Mississippi - 0.4%
City of Jackson, General Obligation Unlimited,
Series A, BAM,
5.00%, 05/01/2026	50,000	57,451
Mississippi Development Bank, Revenue Bonds
AGM,
5.00%, 12/01/2019	460,000	487,577
Series A,
5.00%, 03/01/2022	750,000	797,670
Mississippi Home Corp., Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
2.00%, 12/01/2023	470,000	459,914
2.20%, 12/01/2024	695,000	684,554
2.35%, 06/01/2025	470,000	462,814
2.45%, 12/01/2025	660,000	650,707
2.70%, 12/01/2026	475,000	467,272

The notes are an integral part of this report. Transamerica Funds	Page 17	January 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Mississippi (continued)
Mississippi Home Corp., Revenue Bonds (continued)
2.75%, 06/01/2027	$ 300,000	$ 295,131
2.80%, 12/01/2027	75,000	74,679
2.85%, 06/01/2028	420,000	413,326
2.95%, 12/01/2028	535,000	530,570
Series E, GNMA, FNMA, FHLMC,
3.00%, 12/01/2028 - 06/01/2029	500,000	487,145

		5,868,810

Missouri - 1.2%
Branson Industrial Development Authority, Revenue Bonds
Series A,
3.00%, 11/01/2019 - 11/01/2021	1,135,000	1,144,021
4.00%, 11/01/2022	350,000	363,636
City of Sikeston Electric System Revenue, Revenue Bonds,
5.00%, 06/01/2018	1,000,000	1,011,370
City of St. Louis Parking Revenue, Revenue Bonds,
BAM,
3.00%, 12/15/2018	365,000	370,121
Harrisonville School District, Certificate of Participation,
2.00%, 04/01/2018	75,000	75,062
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds,
Series A,
5.00%, 06/01/2036	100,000	101,207
Industrial Development Authority of the City of St. Louis, Revenue Bonds,
Series A,
3.88%, 11/15/2029	1,000,000	1,012,230
Industrial Development Authority of the City of St. Louis, Tax Allocation,
3.75%, 11/01/2027	650,000	659,925
Jasper County Reorganized School District No. R-IX, Certificate of Participation,
2.00%, 04/01/2018	150,000	150,113
Kansas City Planned Industrial Expansion Authority, Revenue Bonds,
1.50%, 12/01/2018	5,400,000	5,400,054
Missouri Housing Development Commission, Revenue Bonds
Series A, GNMA, FNMA, FHLMC,
1.45%, 05/01/2019	35,000	34,965
Series B, GNMA, FNMA, FHLMC,
2.50%, 05/01/2029	5,000	4,937
2.55%, 11/01/2029	505,000	496,905
Missouri State Board of Public Buildings, Revenue Bonds,
Series A,
2.25%, 04/01/2029	930,000	871,838
Nodaway County School District No. R-II Maryville, General Obligation Unlimited,
1.30%, 03/01/2022	100,000	95,954
Southeast Missouri State University, Revenue Bonds,
Series A,
5.00%, 04/01/2018	275,000	276,562
St. Louis County Industrial Development Authority, Special Assessment
2.00%, 03/01/2019 (A)	300,000	298,566

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Missouri (continued)
St. Louis County Industrial Development Authority, Special Assessment (continued)
2.38%, 03/01/2020 03/05/2015 (A)	$ 300,000	$ 298,398
St. Louis Municipal Finance Corp., Revenue Bonds
Series A, AGM,
5.00%, 02/15/2030 - 02/15/2033	4,625,000	5,318,917

		17,984,781

Montana - 0.4%
Lewis & Clark County School District No. 9, General Obligation Unlimited
2.00%, 07/01/2024	340,000	337,967
2.50%, 07/01/2027	475,000	474,202
Missoula High School District No. 1, General Obligation Unlimited
4.00%, 07/01/2034 - 07/01/2036	1,390,000	1,487,452
Montana Board of Investments, Revenue Bonds,
1.20% (D), 03/01/2035	100,000	99,987
Montana Facility Finance Authority, Revenue Bonds
5.00%, 07/01/2028 - 07/01/2030	1,005,000	1,201,595
Series C,
3.00%, 06/01/2022	300,000	313,389
5.00%, 06/01/2024 - 06/01/2025	1,460,000	1,700,591

		5,615,183

Nebraska - 0.5%
Central Plains Energy Project, Revenue Bonds,
Series A,
5.00%, 09/01/2034	1,000,000	1,194,440
City of La Vista, Revenue Bonds,
3.00%, 07/15/2034	1,000,000	931,900
Madison County Hospital Authority No. 1, Revenue Bonds,
5.00%, 07/01/2025	1,765,000	1,989,296
Omaha Public Power District, Revenue Bonds,
Series A,
5.00%, 02/01/2033	500,000	590,640
Omaha-Douglas Public Building Commission, General Obligation Limited,
4.25%, 05/01/2018	200,000	201,442
Papio-Missouri River Natural Resource District, General Obligation Limited
4.00%, 12/15/2018 - 12/15/2029	700,000	737,144
Thurston County School District No. 16, General Obligation Limited,
3.88%, 06/15/2029	100,000	103,376
Upper Republican Natural Resource District, Revenue Bonds
AGM,
3.13%, 12/15/2033	425,000	413,291
3.38%, 12/15/2038	700,000	679,014

		6,840,543

Nevada - 0.5%
City of Las Vegas, Revenue Bonds,
2.75%, 06/15/2021 (A)	835,000	825,698
Clark County Water Reclamation District, General Obligation Limited,
Series B,
5.00%, 07/01/2018	200,000	203,024

The notes are an integral part of this report. Transamerica Funds	Page 18	January 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Nevada (continued)
County of Clark, Revenue Bonds,
5.00%, 07/01/2024	$ 25,000	$ 26,219
County of Washoe, Revenue Bonds,
Series B,
Fixed until 06/01/2022, 3.00% (D), 03/01/2036	1,000,000	1,027,840
Henderson Local Improvement Districts, Special Assessment
2.00%, 09/01/2023	375,000	359,377
2.25%, 09/01/2024	575,000	551,810
2.38%, 03/01/2021 - 03/01/2022	2,205,000	2,208,298
2.50%, 03/01/2023 - 09/01/2025	1,720,000	1,688,812
Lyon County School District, General Obligation Limited,
1.50%, 04/01/2018	50,000	50,011
Nevada System of Higher Education, Revenue Bonds
Series A,
5.00%, 07/01/2021 - 07/01/2024	50,000	56,370
State of Nevada Highway Improvement Revenue, Revenue Bonds,
AGM,
5.00%, 12/01/2021	140,000	141,714

		7,139,173

New Hampshire - 0.1%
New Hampshire Health and Education Facilities Authority Act
3.00%, 08/01/2018	50,000	50,310
New Hampshire Health and Education Facilities Authority Act, Revenue Bonds
5.00%, 04/01/2019 - 08/01/2035	230,000	237,522
New Hampshire Housing Finance Authority, Revenue Bonds,
3.55%, 07/01/2037	1,100,000	1,074,282
New Hampshire Municipal Bond Bank, Revenue Bonds,
Series A,
5.00%, 08/15/2019	125,000	131,560
State of New Hampshire, General Obligation Unlimited,
Series C,
5.00%, 05/01/2028	100,000	102,702

		1,596,376

New Jersey - 10.3%
Borough of Runnemede, General Obligation Unlimited,
3.00%, 11/15/2023	105,000	109,306
Borough of South River, General Obligation Unlimited,
4.00%, 12/01/2020	185,000	195,969
Camden County Improvement Authority, Revenue Bonds
4.00%, 01/15/2020	1,230,000	1,282,656
5.00%, 01/15/2026	405,000	467,455
Series A,
4.00%, 12/01/2018 - 12/15/2025	750,000	825,376
5.00%, 01/15/2029	375,000	429,593
Casino Reinvestment Development Authority, Revenue Bonds,
AGM,
5.00%, 11/01/2026	575,000	642,143

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
City of Atlantic City, General Obligation Unlimited,
Series B, AGM,
5.00%, 03/01/2037	$ 1,250,000	$ 1,399,913
City of Bayonne, General Obligation Unlimited
AGM,
5.00%, 08/01/2023 - 08/01/2024	275,000	313,025
City of New Brunswick, General Obligation Unlimited
4.00%, 10/01/2018	100,000	101,657
AGM,
5.00%, 09/15/2027	185,000	223,093
City of Newark, General Obligation Unlimited
AGM,
2.50%, 09/15/2020	150,000	151,367
Series A,
5.00%, 10/01/2020	55,000	57,535
City of Paterson, General Obligation Unlimited,
BAM,
5.00%, 01/15/2024	950,000	1,044,174
City of Trenton, General Obligation Unlimited
AGM,
5.00%, 07/15/2034	250,000	282,355
BAM,
5.00%, 07/15/2022 - 12/01/2023	6,155,000	6,898,813
County of Sussex, General Obligation Unlimited,
2.00%, 02/15/2018	235,000	235,061
Cumberland County Improvement Authority, Revenue Bonds
AGM,
4.00%, 01/01/2019	100,000	102,361
BAM,
4.00%, 12/15/2028	865,000	926,925
5.00%, 12/15/2023 - 12/15/2027	2,420,000	2,792,646
Essex County Improvement Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2035 (C)	535,000	503,071
Garden State Preservation Trust, Revenue Bonds
Series A, AGM,
5.75%, 11/01/2028	4,920,000	5,873,004
Series C, AGM,
5.13%, 11/01/2019	105,000	111,031
5.25%, 11/01/2021	45,000	50,081
Greater Egg Harbor Regional High School District, General Obligation Unlimited
AGM,
4.00%, 02/01/2028 - 02/01/2031	1,235,000	1,319,415
5.00%, 02/01/2023 - 02/01/2024	3,905,000	4,441,837
Lacey Township Board of Education, General Obligation Unlimited,
BAM,
5.00%, 04/01/2025	725,000	841,123
Little Egg Harbor Board of Education, General Obligation Unlimited,
AGM,
4.00%, 01/15/2021	225,000	238,838
Matawan-Aberdeen Regional School District, General Obligation Unlimited,
5.00%, 09/15/2019	25,000	26,386

The notes are an integral part of this report. Transamerica Funds	Page 19	January 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
New Brunswick Parking Authority, Revenue Bonds
BAM,
5.00%, 09/01/2019	$ 320,000	$ 337,478
Series A, BAM,
5.00%, 09/01/2023	125,000	142,579
New Jersey Building Authority, Revenue Bonds,
Series A, BAM,
5.00%, 06/15/2028	480,000	535,142
New Jersey Economic Development Authority, Revenue Bonds
Series A,
3.00%, 06/15/2021	150,000	151,341
3.13%, 07/01/2029	5,430,000	5,135,151
3.50%, 09/01/2022 (A)	135,000	133,925
4.25%, 09/01/2027 (A)	200,000	197,054
5.00%, 06/15/2022 - 06/15/2030	25,690,000	28,263,591
5.00%, 09/01/2037 (A)	750,000	740,745
Series A, BAM,
3.13%, 07/01/2031	2,500,000	2,400,275
5.00%, 06/15/2021 - 07/01/2028	13,245,000	14,941,379
Series B,
4.25%, 09/01/2022 (A)	215,000	212,712
Series C,
4.00%, 06/15/2025	1,825,000	1,904,260
5.00%, 06/15/2026	2,805,000	3,110,016
Series DDD,
5.00%, 06/15/2024 - 06/15/2035	11,175,000	12,279,896
Series K, AMBAC,
5.50%, 12/15/2019	350,000	370,633
Series PP, AGM-CR,
5.00%, 06/15/2025	14,500,000	16,036,710
Series UU, AGM-CR,
5.00%, 06/15/2025	1,330,000	1,470,953
New Jersey Educational Facilities Authority, Revenue Bonds
AGM,
5.00%, 07/01/2027	115,000	116,710
Series A, AGC-ICC,
4.00%, 07/01/2018	75,000	75,823
Series D, AGM,
5.00%, 07/01/2024	2,485,000	2,866,920
Series E, BAM,
5.00%, 07/01/2023 - 07/01/2027	1,620,000	1,862,844
Series F, AGC,
4.00%, 07/01/2020	785,000	825,608
Series H, AGM,
5.00%, 07/01/2026	760,000	876,721
Series K,
5.00%, 07/01/2021	100,000	101,529
New Jersey Health Care Facilities Financing Authority, Revenue Bonds
4.00%, 11/15/2018	50,000	51,016
5.00%, 07/01/2023	50,000	56,418
5.50%, 07/01/2029	100,000	105,429
Series A, AGM,
5.00%, 07/01/2024	1,005,000	1,152,373
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series A,
2.60%, 11/01/2024	2,500,000	2,487,675
2.85%, 11/01/2025	1,830,000	1,835,014
Series B,
2.00%, 05/01/2021	5,000,000	4,989,000
Series F, FHLMC,
3.35%, 12/01/2030	1,255,000	1,276,624

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Revenue Bonds
5.00%, 06/15/2023	$ 750,000	$ 829,733
AGM-CR, AMBAC,
5.00%, 12/15/2034	35,000	35,077
Series A, AGM-CR,
5.50%, 12/15/2022	3,730,000	4,219,824
Series A, AMBAC,
5.00%, 12/15/2024	110,000	110,249
Newark Housing Authority, Revenue Bonds
AGM,
4.00%, 12/01/2029 - 12/01/2030	465,000	484,820
Passaic County Improvement Authority, Revenue Bonds
5.00%, 05/01/2019 - 05/01/2020	500,000	531,136
Paulsboro School District, General Obligation Unlimited,
AGM,
3.00%, 04/01/2021	95,000	98,788
Pitman School District, General Obligation Unlimited,
AGM,
4.00%, 08/01/2024	720,000	800,366
River Edge School District, General Obligation Unlimited,
3.00%, 02/01/2020	25,000	25,546
South Jersey Transportation Authority LLC, Revenue Bonds,
Series A, NATL,
4.50%, 11/01/2035	50,000	50,120
State of New Jersey, Certificate of Participation
Series A,
5.00%, 06/15/2018	105,000	106,398
5.25%, 06/15/2026 - 06/15/2030	1,145,000	1,202,318
Town of Kearny, General Obligation Unlimited,
Series A, AGM,
5.00%, 02/01/2023	585,000	658,575
Township of Lakewood, General Obligation Unlimited,
BAM,
4.00%, 11/01/2019	145,000	150,714
Township of Little Falls, General Obligation Unlimited,
4.00%, 08/01/2019	90,000	93,306
Township of West Deptford, General Obligation Unlimited,
BAM,
5.00%, 09/01/2022	350,000	393,124
Trenton Parking Authority, Revenue Bonds
Series B, AGM,
4.00%, 04/01/2023 - 04/01/2028	2,960,000	3,170,575

		151,890,422

New Mexico - 0.3%
City of Farmington, Revenue Bonds
Fixed until 06/01/2022, 2.13% (D), 06/01/2040	1,500,000	1,473,390
Series A,
Fixed until 04/01/2020, 1.88% (D), 04/01/2029	1,900,000	1,897,378
Series E,
Fixed until 04/01/2020, 1.88% (D), 04/01/2029	800,000	798,896

The notes are an integral part of this report. Transamerica Funds	Page 20	January 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Mexico (continued)
City of Hobbs, Revenue Bonds,
Series A,
4.50%, 12/01/2034	$ 260,000	$ 267,244
Las Cruces School District No. 2, General Obligation Unlimited,
Series A,
4.00%, 08/01/2027	70,000	76,348
New Mexico Mortgage Finance Authority, Revenue Bonds,
Series A-1,
1.65%, 09/01/2021	20,000	19,773
State of New Mexico Severance Tax Permanent Fund, Revenue Bonds,
Series A,
5.00%, 07/01/2018	245,000	248,685

		4,781,714

New York - 4.5%
Brooklyn Arena Local Development Corp., Revenue Bonds,
Series A, AGM,
4.00%, 07/15/2035	2,500,000	2,622,800
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds
3.88%, 08/01/2027	2,545,000	2,550,014
5.00%, 08/01/2037	1,320,000	1,397,761
City of Niagara Falls, General Obligation Limited
BAM,
5.00%, 05/15/2023 - 05/15/2028	1,100,000	1,262,822
City of Yonkers, General Obligation Limited,
Series E, AGM,
5.00%, 09/01/2024	605,000	704,619
County of Chautauqua, General Obligation Limited,
AGM,
4.00%, 06/01/2019	25,000	25,793
County of Nassau, General Obligation Limited,
Series A,
5.00%, 04/01/2018	225,000	226,327
County of Nassau, General Obligation Unlimited,
Series C,
5.00%, 10/01/2018	250,000	255,872
County of Suffolk, General Obligation Limited
Series A, AGM,
3.00%, 06/15/2025	3,780,000	3,898,692
Series D, BAM,
4.00%, 10/15/2027 - 10/15/2029	11,785,000	12,826,476
5.00%, 10/15/2023	310,000	354,662
County of Suffolk, General Obligation Unlimited,
Series B,
5.00%, 11/01/2018	200,000	205,026
Dutchess County Local Development Corp., Revenue Bonds
5.00%, 07/01/2032 - 07/01/2036	675,000	757,435
Housing Development Corp., Revenue Bonds
Series C-1,
2.25%, 05/01/2026	955,000	908,797
2.30%, 11/01/2026	925,000	879,212
2.40%, 05/01/2027	850,000	800,972

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Housing Development Corp., Revenue Bonds (continued)
2.45%, 11/01/2027	$ 390,000	$ 366,666
2.55%, 05/01/2028	420,000	396,480
Series C1A,
2.25%, 11/01/2025	75,000	73,842
Series I, FNMA,
Fixed until 02/01/2026, 2.95% (D), 11/01/2045	5,000,000	5,029,150
Jamestown City School District, General Obligation Unlimited,
AGM,
3.00%, 06/15/2028	285,000	291,555
Lockport City School District, General Obligation Unlimited
2.25%, 08/01/2027	1,070,000	1,047,509
2.50%, 08/01/2028	1,320,000	1,293,640
Long Island Power Authority, Revenue Bonds,
Series B,
4.00%, 09/01/2018	100,000	101,515
Metropolitan Transportation Authority, Revenue Bonds
Series A,
5.00%, 11/15/2025	50,000	56,862
Series A1,
5.00%, 11/15/2029	2,080,000	2,453,672
Series D,
5.00%, 11/15/2030	2,500,000	2,812,625
MTA Hudson Rail Yards Trust Obligations, Revenue Bonds,
Series A,
5.00%, 11/15/2051	2,000,000	2,179,480
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
Series F-1,
5.00%, 05/01/2027	100,000	100,925
New York City Water & Sewer System, Revenue Bonds,
Series DD,
5.00%, 06/15/2037	100,000	101,361
New York State Dormitory Authority, Revenue Bonds
4.00%, 02/15/2019	150,000	153,998
6.13%, 12/01/2029 03/15/2017 (C)	100,000	103,860
Series A,
5.00%, 07/01/2018 - 12/15/2029	2,755,000	3,098,736
Series A, NATL,
5.50%, 07/01/2018 - 05/15/2024	205,000	218,910
New York State Housing Finance Agency, Revenue Bonds
Series E,
3.45%, 11/01/2030	125,000	127,106
Series E, GNMA, FNMA, FHLMC,
1.00%, 11/01/2019	690,000	678,815
Series H, GNMA, FNMA, FHLMC,
1.60%, 05/01/2021	3,000,000	2,951,880
1.65%, 11/01/2021	5,175,000	5,061,460
New York State Thruway Authority, Revenue Bonds,
Series A,
5.00%, 03/15/2019	525,000	546,089
Niagara Falls City School District, Certificate of Participation
AGM,
5.00%, 06/15/2024 - 06/15/2025	540,000	620,739

The notes are an integral part of this report. Transamerica Funds	Page 21	January 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Niagara Falls City School District, General Obligation Unlimited
BAM,
5.00%, 09/15/2018	$ 125,000	$ 127,780
BAM-TCRS,
5.00%, 06/15/2023	2,075,000	2,376,726
Niagara Frontier Transportation Authority, Revenue Bonds
Series A1, AGM,
3.11% (D), 04/01/2024 07/27/2017 (C)	25,000	25,000
Series C, AGM,
3.12% (D), 04/01/2024 07/27/2017 (C)	75,000	75,000
Niagara Tobacco Asset Securitization Corp., Revenue Bonds,
4.00%, 05/15/2029	145,000	146,353
Niskayuna Central School District, General Obligation Unlimited,
AGC,
4.00%, 04/15/2022	100,000	100,564
North East Joint Fire District, General Obligation Limited,
Series A, BAM,
3.50%, 12/15/2019	60,000	62,170
Pelham Union Free School District, General Obligation Unlimited
2.00%, 06/15/2019 - 06/15/2022	350,000	352,858
State of New York Mortgage Agency, Revenue Bonds
Series 190,
3.45%, 10/01/2030	210,000	213,381
Series 197,
1.90%, 04/01/2025	925,000	895,307
Town of Colonie, General Obligation Unlimited,
5.50%, 04/01/2024	100,000	100,683
Troy Capital Resource Corp., Revenue Bonds,
Series B,
5.00%, 09/01/2018	165,000	168,343
Westchester County Local Development Corp., Revenue Bonds
5.00%, 11/01/2025 - 11/01/2026	1,375,000	1,574,731
Windsor Central School District, General Obligation Unlimited
2.00%, 06/15/2020 - 06/15/2023	465,000	466,661
3.00%, 06/15/2030 - 06/15/2032	435,000	437,957

		66,667,669

North Carolina - 0.9%
City of Charlotte, Certificate of Participation,
Series A,
5.00%, 12/01/2021	25,000	27,928
County of Cabarrus, Certificate of Participation,
Series A,
4.00%, 04/01/2018	200,000	200,878
County of Durham, Certificate of Participation,
Series A,
4.00%, 06/01/2018	50,000	50,441
County of Forsyth, Revenue Bonds,
4.00%, 04/01/2018	50,000	50,222

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Carolina (continued)
County of Mecklenburg, Certificate of Participation,
Series B,
5.00%, 02/01/2018	$ 15,000	$ 15,000
North Carolina Housing Finance Agency, Revenue Bonds
Series 37-B, GNMA, FNMA,
1.95%, 07/01/2023	65,000	64,404
2.10%, 07/01/2024	120,000	118,223
Series 38-B,
2.20%, 07/01/2024	210,000	208,876
2.38%, 01/01/2025	2,100,000	2,097,984
2.45%, 07/01/2025	2,025,000	2,023,623
2.65%, 01/01/2026	1,155,000	1,162,392
2.70%, 07/01/2026	125,000	125,655
2.80%, 01/01/2027	430,000	433,380
2.95%, 01/01/2028 - 07/01/2028	525,000	527,025
North Carolina Medical Care Commission, Revenue Bonds,
AGC,
3.25%, 02/15/2018	100,000	100,066
University of North Carolina at Wilmington, Revenue Bonds
4.00%, 06/01/2030 - 06/01/2033	310,000	331,509
Western Carolina University, Revenue Bonds,
AGM,
5.00%, 06/01/2027	440,000	512,530
Winston-Salem State University, Revenue Bonds
BAM,
5.00%, 06/01/2029 - 06/01/2036	4,460,000	5,037,126

		13,087,262

North Dakota - 1.2%
City of Mandan, Revenue Bonds,
Series A,
4.00%, 09/01/2034	1,010,000	1,058,197
County of Burleigh Multi-County Sales Tax Revenue, Revenue Bonds
Series A, AGM,
3.00%, 11/01/2024 - 11/01/2026	2,110,000	2,153,639
5.00%, 11/01/2021	755,000	838,382
Grand Forks Park District, Revenue Bonds,
3.00%, 12/01/2020	770,000	793,870
Jamestown Park District, Revenue Bonds
Series A,
3.00%, 07/01/2035	4,050,000	3,767,472
4.00%, 07/01/2026 - 07/01/2033	6,330,000	6,678,377
North Dakota Housing Finance Agency, Revenue Bonds
2.80%, 07/01/2023	55,000	56,618
Series C,
2.55%, 01/01/2028	775,000	749,162
Series D,
2.80%, 01/01/2025	810,000	832,081
2.85%, 07/01/2025	945,000	965,960

		17,893,758

Ohio - 2.4%
Allen East Local School District, General Obligation Unlimited
Zero Coupon, 12/01/2021 - 12/01/2024	885,000	770,531

The notes are an integral part of this report. Transamerica Funds	Page 22	January 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
American Municipal Power, Inc., Revenue Bonds,
Series C,
5.25%, 02/15/2019	$ 45,000	$ 46,742
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2,
5.13%, 06/01/2024	1,530,000	1,473,451
5.38%, 06/01/2024	380,000	366,449
Butler County Port Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2024	545,000	618,297
City of Marysville Wastewater Treatment System Revenue, Revenue Bonds
BAM,
5.00%, 12/01/2023	635,000	734,409
Series B, BAM,
4.00%, 12/01/2029	270,000	288,708
Cleveland Heights & University Heights City School District, General Obligation Unlimited
Zero Coupon, 12/01/2028 - 12/01/2029	1,305,000	931,452
4.00%, 12/01/2029 - 12/01/2030	2,020,000	2,188,652
Cleveland-Cuyahoga County Port Authority, Revenue Bonds
Series C,
3.00%, 05/15/2018 - 11/15/2023	905,000	941,737
Cleveland-Cuyahoga County Port Authority, Tax Allocation
Series D,
3.00%, 05/15/2019 - 05/15/2023	1,870,000	1,945,526
County of Allen OH Hospital Facilities Revenue, Revenue Bonds,
Series B,
5.00%, 09/01/2018	250,000	254,890
County of Butler, Revenue Bonds,
5.00%, 11/15/2027	65,000	77,042
County of Cuyahoga, Revenue Bonds,
4.00%, 02/15/2029	3,100,000	3,088,995
County of Franklin, Revenue Bonds,
Series A,
5.00%, 11/01/2040	350,000	359,327
County of Lucas, Revenue Bonds,
Series D,
5.00%, 11/15/2018	25,000	25,697
County of Montgomery, Revenue Bonds,
Series A,
5.00%, 05/01/2032	40,000	40,444
County of Scioto, Revenue Bonds,
3.50%, 02/15/2038	2,300,000	2,166,761
County of Warren, Revenue Bonds
5.00%, 07/01/2022 - 07/01/2023	425,000	481,352
Dayton-Montgomery County Port Authority, Revenue Bonds,
Series 1,
6.13%, 01/15/2025 (C)	730,000	756,470
East Knox Local School District, General Obligation Unlimited,
BAM,
4.00%, 12/01/2030	260,000	283,704
Lancaster City School District, General Obligation Limited,
Series B,
4.00%, 10/01/2030	200,000	214,114

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Ohio Air Quality Development Authority, Revenue Bonds,
Series E,
5.63%, 10/01/2019	$ 6,490,000	$ 6,700,016
Ohio Higher Educational Facility Commission, Revenue Bonds,
5.00%, 01/01/2019	35,000	36,111
Ohio Housing Finance Agency, Revenue Bonds
Series D, GNMA, FNMA, FHLMC,
3.05%, 09/01/2032	2,275,000	2,206,977
3.40%, 09/01/2037	4,445,000	4,345,254
Ohio Turnpike & Infrastructure Commission, Revenue Bonds,
Series A,
5.00%, 02/15/2018	100,000	100,132
Pinnacle Community Infrastructure Financing Authority, Revenue Bonds,
Series A, AGM,
4.00%, 12/01/2031	1,545,000	1,593,173
State of Ohio, Revenue Bonds
Series A,
5.00%, 06/01/2018 - 01/15/2019	300,000	307,363
Summit County Development Finance Authority, Revenue Bonds
4.00%, 12/01/2028 - 12/01/2034	1,350,000	1,414,835
Series C,
4.00%, 11/15/2024 - 11/15/2025	385,000	419,031
Toledo-Lucas County Port Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2020	115,000	121,277
Willoughby-Eastlake City School District, Certificate of Participation
BAM,
4.00%, 03/01/2025 - 03/01/2029	510,000	547,051

		35,845,970

Oklahoma - 0.7%
Cleveland County Educational Facilities Authority, Revenue Bonds,
5.00%, 06/01/2023	45,000	51,255
Edmond Public Works Authority, Revenue Bonds
4.00%, 07/01/2018 - 07/01/2031	350,000	373,453
Garfield County Educational Facilities Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2027	1,890,000	2,192,665
Garvin County Educational Facilities Authority, Revenue Bonds,
5.00%, 12/01/2024	270,000	307,948
Grady County School Finance Authority, Revenue Bonds
3.00%, 12/01/2028 - 12/01/2030	985,000	925,972
4.00%, 12/01/2023 - 09/01/2029	1,100,000	1,195,975
5.00%, 09/01/2022 - 12/01/2027	3,725,000	4,300,263
Grand River Dam Authority, Revenue Bonds,
Series A,
4.00%, 06/01/2024	385,000	426,695
Oklahoma Capitol Improvement Authority, Revenue Bonds,
Series B,
5.00%, 07/01/2018	170,000	172,557

The notes are an integral part of this report. Transamerica Funds	Page 23	January 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oklahoma (continued)
Oklahoma Development Finance Authority, Revenue Bonds
3.00%, 06/01/2019	$ 500,000	$ 509,970
5.00%, 06/01/2020	25,000	26,871
Series A,
5.00%, 02/01/2020	50,000	53,227
Tulsa County Independent School District No. 3, General Obligation Unlimited,
2.00%, 04/01/2018	100,000	100,116

		10,636,967

Oregon - 0.7%
County of Jackson Airport Revenue, Revenue Bonds
AGM,
5.00%, 12/01/2030 - 12/01/2032	465,000	539,237
Klamath Falls Intercommunity Hospital Authority, Revenue Bonds
3.00%, 09/01/2035	820,000	749,259
5.00%, 09/01/2030	125,000	142,562
Oregon State Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2021	440,000	483,292
5.50%, 06/15/2035 (A)	750,000	772,530
State of Oregon Housing & Community Services Department, Revenue Bonds
Series A,
5.00%, 07/01/2019	75,000	78,604
Series B,
5.00%, 07/01/2019	45,000	47,143
Series D,
2.30%, 01/01/2026	1,315,000	1,261,230
2.45%, 01/01/2027	1,285,000	1,258,683
Washington & Multnomah Counties School District No. 48J, General Obligation Unlimited,
Series B,
Zero Coupon, 06/15/2030	6,815,000	4,455,851

		9,788,391

Pennsylvania - 5.4%
Allegheny County Hospital Development Authority, Revenue Bonds,
Series B,
5.00%, 06/15/2018	65,000	65,858
Allegheny County Residential Finance Authority, Revenue Bonds,
Series AAA, GNMA, FNMA, FHLMC,
3.60%, 11/01/2037	1,200,000	1,170,084
Allegheny County Sanitary Authority, Revenue Bonds
AGM,
4.00%, 12/01/2032 - 12/01/2035	1,295,000	1,372,172
5.00%, 12/01/2024	30,000	35,175
Allentown City School District, General Obligation Limited,
AGM,
4.00%, 02/15/2023	5,910,000	6,396,866
Allentown City School District, General Obligation Unlimited,
Series A, AGM,
4.00%, 03/15/2019	75,000	77,115

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Berks County Municipal Authority, Revenue Bonds,
Series A3,
4.75%, 11/01/2018	$ 100,000	$ 102,328
Borough of Carnegie, General Obligation Unlimited,
AGM,
2.00%, 08/15/2018	35,000	35,123
Bristol Township School District, General Obligation Limited,
BAM-TCRS,
5.00%, 06/01/2027	500,000	561,740
Capital Region Water, Revenue Bonds,
Series A,
5.00%, 07/15/2018	100,000	101,591
Carbon County Area Vocational Technical School Authority, Revenue Bonds
AGM,
4.00%, 03/01/2024 - 03/01/2026	575,000	616,745
5.00%, 03/01/2023	150,000	167,633
Central Bradford Progress Authority, Revenue Bonds,
5.25%, 12/01/2019	95,000	101,051
Central Bucks School District, General Obligation Limited,
5.00%, 05/15/2024	50,000	50,531
Cheltenham Township School District, General Obligation Limited,
Series A,
5.00%, 02/15/2033	90,000	102,790
City of Philadelphia, General Obligation Unlimited,
Series A, AGM,
5.00%, 12/15/2018	200,000	206,002
City of Philadelphia Water & Wastewater Revenue, Revenue Bonds
Series A, AGM,
5.00%, 06/15/2018	1,000,000	1,013,570
Series C, AGM,
5.00%, 08/01/2018 - 08/01/2020	735,000	769,189
City of Reading, General Obligation Unlimited,
BAM,
5.00%, 11/01/2021	945,000	1,034,643
Commonwealth Financing Authority, Revenue Bonds,
Series B-1, AGM,
5.00%, 06/01/2025	2,950,000	3,436,779
Commonwealth of Pennsylvania, General Obligation Unlimited
5.00%, 03/15/2018	50,000	50,229
Series A, AGM-CR,
4.00%, 09/15/2030 - 09/15/2031	23,030,000	24,527,384
Council Rock School District, General Obligation Limited,
Series D,
2.25%, 11/15/2023	320,000	320,883
County of Bedford, General Obligation Unlimited,
Series A, BAM,
3.00%, 09/01/2019	100,000	101,735
County of Northumberland, General Obligation Unlimited
BAM,
5.00%, 12/01/2024 - 12/01/2025	625,000	735,962

The notes are an integral part of this report. Transamerica Funds	Page 24	January 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Dallas School District, General Obligation Limited,
BAM,
4.50%, 04/01/2024	$ 150,000	$ 168,128
Elizabeth Forward School District, General Obligation Unlimited
Series A, AGM,
2.38%, 09/01/2027	460,000	440,054
2.63%, 09/01/2030	900,000	864,837
2.75%, 09/01/2031	450,000	434,101
Erie County Conventional Center Authority, Revenue Bonds,
5.00%, 01/15/2026	1,725,000	1,997,446
Fairview School District, General Obligation Limited
Series A,
4.00%, 02/01/2024 - 02/01/2027	1,950,000	2,110,464
Indiana County Hospital Authority, Revenue Bonds,
Series A,
5.50%, 06/01/2029	250,000	266,467
Lancaster School District, General Obligation Limited,
Series A, AGM,
5.00%, 06/01/2031	1,020,000	1,173,581
Laurel Highlands School District, General Obligation Unlimited,
BAM,
2.00%, 11/01/2018	50,000	50,233
Mars Area School District, General Obligation Limited,
BAM,
3.00%, 03/01/2032	255,000	251,818
Monroeville Finance Authority, Revenue Bonds,
4.00%, 02/15/2018	275,000	275,258
Monroeville Municipal Authority, Revenue Bonds,
Series A, AGM,
2.00%, 12/01/2018	10,000	10,012
Mount Lebanon Hospital Authority
4.00%, 07/01/2018	50,000	50,451
Penn Hills School District, General Obligation Limited
BAM,
5.00%, 11/15/2023 - 11/15/2024	970,000	1,094,630
Series A, BAM,
5.00%, 11/15/2025	270,000	306,234
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
5.00%, 07/15/2020	50,000	53,325
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 119,
1.85%, 04/01/2022	1,195,000	1,188,810
Series 121,
2.20%, 04/01/2026	2,105,000	2,032,820
2.25%, 10/01/2026	1,325,000	1,270,251
2.35%, 04/01/2027	3,505,000	3,367,218
Series 124B,
2.30%, 04/01/2026	1,415,000	1,355,655
2.40%, 10/01/2026	1,795,000	1,722,105
2.45%, 04/01/2027	1,600,000	1,528,928
2.55%, 10/01/2027	1,450,000	1,386,591
2.65%, 04/01/2028	1,700,000	1,634,992
2.75%, 10/01/2028	1,630,000	1,578,688

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Perkasie Regional Authority, Revenue Bonds,
BAM,
2.75%, 02/01/2025	$ 250,000	$ 252,282
Philadelphia Gas Works Co., Revenue Bonds
4.00%, 10/01/2036 - 10/01/2037	425,000	438,143
5.00%, 08/01/2024	300,000	345,498
Reading Area Water Authority, Revenue Bonds,
AGM,
4.00%, 12/01/2025	245,000	263,480
Reading School District, General Obligation Unlimited
Series A, AGM,
5.00%, 02/01/2026 - 02/01/2027	2,115,000	2,412,281
Saxonburg Area Authority, Revenue Bonds,
AGM,
3.00%, 03/01/2018	140,000	140,190
School District of Philadelphia, General Obligation Limited,
Series E,
6.00%, 09/01/2038	100,000	102,661
Seneca Valley School District, General Obligation Unlimited,
Series A,
4.00%, 03/01/2019	200,000	205,402
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Revenue Bonds,
AGM,
5.00%, 02/01/2025	140,000	154,988
State Public School Building Authority, Revenue Bonds
5.00%, 05/01/2018 - 09/15/2022	370,000	397,820
5.25%, 03/01/2020	115,000	122,991
AGM,
4.00%, 10/01/2018	505,000	513,772
5.00%, 10/01/2020 - 05/01/2024	460,000	496,302
BAM-TCRS,
5.00%, 10/01/2019	210,000	221,388
Series A, AGM,
4.00%, 10/01/2018	600,000	610,422
5.00%, 10/01/2020 - 10/01/2023	1,075,000	1,179,897
Series A, BAM,
5.00%, 06/15/2023	110,000	122,471
Series A, BAM-TCRS,
5.00%, 06/15/2026	150,000	170,868
Sto Rox School District, General Obligation Limited,
BAM,
3.13%, 12/15/2027	755,000	738,314
Valley View School District, General Obligation Limited,
Series A, BAM,
2.60%, 11/15/2024	960,000	966,422
West Mifflin Sanitary Sewer Municipal Authority, Revenue Bonds,
BAM,
2.63%, 08/01/2028	75,000	73,012

		79,694,879

Puerto Rico - 1.5%
Commonwealth of Puerto Rico, General Obligation Unlimited
AGC-ICC,
5.00%, 07/01/2034	120,000	120,096

The notes are an integral part of this report. Transamerica Funds	Page 25	January 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico, General Obligation Unlimited (continued)
AGM,
5.13%, 07/01/2030	$ 10,000	$ 10,067
5.25%, 07/01/2020	60,000	62,749
5.50%, 07/01/2018 - 07/01/2019	740,000	761,014
AGM-CR,
4.50%, 07/01/2023	85,000	85,269
Series A, AGC-ICC,
5.00%, 07/01/2020 - 07/01/2029	285,000	285,828
5.25%, 07/01/2020	275,000	278,292
5.50%, 07/01/2029	100,000	111,659
Series A, AGC-ICC, FGIC,
5.50%, 07/01/2020	170,000	178,765
Series A, AGM,
4.00%, 07/01/2022	450,000	458,001
5.00%, 07/01/2035	545,000	556,603
5.25%, 07/01/2024	285,000	303,744
Series B, AGC-ICC,
5.00%, 07/01/2035	605,000	605,363
Series C, AGM,
5.75%, 07/01/2037	305,000	307,763
Series D, AGM,
4.13%, 07/01/2020	75,000	75,069
Puerto Rico Convention Center District Authority, Revenue Bonds
Series A, AGC,
4.50%, 07/01/2036	1,610,000	1,610,000
5.00%, 07/01/2027	525,000	526,197
Puerto Rico Electric Power Authority, Revenue Bonds
AGC,
4.38%, 07/01/2030	90,000	90,026
Series DDD, AGM,
3.65%, 07/01/2024	370,000	370,085
5.00%, 07/01/2023	40,000	42,039
Series RR, AGC,
5.00%, 07/01/2028	285,000	285,587
Series RR, AGM,
5.00%, 07/01/2020	1,055,000	1,059,030
Series SS, AGM,
5.00%, 07/01/2019 - 07/01/2030	2,255,000	2,259,049
Series TT, AGC,
5.00%, 07/01/2018	10,000	10,038
Series TT, AGM-CR,
4.20%, 07/01/2019	100,000	100,216
Series UU, AGC,
5.00%, 07/01/2026	575,000	576,438
Series UU, AGM,
4.00%, 07/01/2023	115,000	115,315
5.00%, 07/01/2020 - 07/01/2024	1,120,000	1,123,689
Series V, AGM,
5.25%, 07/01/2027	80,000	88,043
Puerto Rico Highway & Transportation Authority, Revenue Bonds
AGC-ICC,
5.00%, 07/01/2028	20,000	20,041
Series A, AGC-ICC,
4.75%, 07/01/2038	90,000	90,111
Series A, AGM-CR,
4.75%, 07/01/2038	165,000	165,203
Series CC, AGM,
5.25%, 07/01/2032 - 07/01/2034	395,000	436,187
Series CC, AGM-CR,
5.50%, 07/01/2029	25,000	28,027
Series D, AGM,
5.00%, 07/01/2027 - 07/01/2032	2,955,000	2,959,455
Series E, AGM,
5.50%, 07/01/2020 - 07/01/2023	235,000	251,310

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, Revenue Bonds (continued)
Series L, AGC,
5.25%, 07/01/2018 - 07/01/2019	$ 265,000	$ 269,608
Series M, AGC-ICC,
5.00%, 07/01/2032 - 07/01/2037	920,000	922,611
Series N, AGC,
5.25%, 07/01/2034	75,000	82,932
Series N, AGM-CR AGC,
5.25%, 07/01/2034	210,000	232,210
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2025	95,000	104,956
Puerto Rico Infrastructure Financing Authority, Revenue Bonds,
Series B, AGC-ICC,
5.00%, 07/01/2041	25,000	25,010
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, AGM,
4.20%, 08/01/2020	75,000	75,107
5.00%, 08/01/2019 - 08/01/2030	2,490,000	2,496,247
5.25%, 08/01/2018 - 08/01/2020	175,000	176,693
Series C, AGC,
5.25%, 08/01/2020	110,000	115,210
Puerto Rico Public Buildings Authority, Revenue Bonds
AGC-ICC,
5.25%, 07/01/2033	260,000	260,972
Series I, AGC-ICC,
5.00%, 07/01/2036	220,000	220,095
Series L, AGM-CR,
5.50%, 07/01/2021	125,000	129,211
Series N, AGC-ICC,
5.00%, 07/01/2032	195,000	195,230
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds,
Series A, AGM,
5.00%, 08/01/2040	310,000	316,910

		22,029,370

Rhode Island - 1.6%
Providence Public Building Authority, Revenue Bonds
Series A, AGM,
5.00%, 09/15/2024 - 09/15/2037	14,760,000	16,703,740
Providence Redevelopment Agency, Revenue Bonds,
Series A, AGM,
5.00%, 04/01/2025	665,000	755,646
Rhode Island Health & Educational Building Corp., Revenue Bonds
5.00%, 05/15/2028 - 05/15/2029	2,425,000	2,724,836
AGM,
4.00%, 05/15/2024	650,000	707,161
Series C,
5.00%, 09/15/2027 - 09/15/2029	375,000	434,565
Rhode Island Turnpike & Bridge Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2024	300,000	347,361

The notes are an integral part of this report. Transamerica Funds	Page 26	January 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Rhode Island (continued)
Tobacco Settlement Financing Corp., Revenue Bonds
Series A,
5.00%, 06/01/2023 - 06/01/2027	$ 1,055,000	$ 1,201,512
Town of West Warwick, General Obligation Unlimited,
Series A, BAM,
5.00%, 10/01/2019	165,000	172,973

		23,047,794

South Carolina - 0.4%
City of Georgetown SC Combined Public Utility Revenue, Revenue Bonds,
Series A, BAM,
4.00%, 06/01/2029	595,000	648,592
Kershaw County School District, Revenue Bonds,
BAM,
3.00%, 12/01/2026	240,000	241,834
Piedmont Municipal Power Agency, Revenue Bonds,
Series A-2, AGC-ICC, AMBAC,
Zero Coupon, 01/01/2028	200,000	144,438
SCAGO Educational Facilities Corp. for Williamsburg School District, Revenue Bonds
Series B, BAM,
5.00%, 12/01/2024 - 12/01/2025	885,000	1,017,859
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
5.00%, 10/01/2026 (A)	3,350,000	3,527,851
South Carolina Public Service Authority, Revenue Bonds,
Series C, NATL-IBC,
3.00%, 12/01/2029	125,000	119,972
South Carolina State Housing Finance & Development Authority, Revenue Bonds,
GNMA, FNMA, FHLMC,
2.00%, 07/01/2020	90,000	90,487
State of South Carolina, General Obligation Unlimited,
3.00%, 04/01/2026	200,000	200,128

		5,991,161

South Dakota - 1.0%
South Dakota Health & Educational Facilities Authority, Revenue Bonds
5.00%, 11/01/2026	250,000	290,512
Series B,
3.00%, 08/01/2019 - 08/01/2021	1,090,000	1,118,908
South Dakota Housing Development Authority, Revenue Bonds
Series B,
3.13%, 11/01/2036	130,000	127,370
Series B, GNMA, FNMA, FHLMC,
2.20%, 11/01/2024	1,150,000	1,120,330
2.30%, 05/01/2025	700,000	687,106
2.45%, 11/01/2025	290,000	292,039
2.55%, 05/01/2026	2,060,000	2,072,195
2.65%, 11/01/2026	330,000	333,600
2.75%, 05/01/2027	1,300,000	1,307,020
2.80%, 11/01/2027	1,330,000	1,338,206
2.85%, 05/01/2028	2,160,000	2,150,431
2.95%, 11/01/2028	440,000	440,326
Series F,
2.60%, 05/01/2027	960,000	926,755

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
South Dakota (continued)
South Dakota Housing Development Authority, Revenue Bonds (continued)
2.65%, 11/01/2027	$ 1,335,000	$ 1,287,033
2.70%, 05/01/2028	390,000	380,410
2.75%, 11/01/2028	1,515,000	1,476,292

		15,348,533

Tennessee - 2.2%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds,
5.00%, 10/01/2027	785,000	895,787
City of Alcoa, General Obligation Unlimited,
AGC,
4.63%, 06/01/2031	400,000	403,936
Knox County Health Educational & Housing Facility Board, Revenue Bonds,
3.00%, 04/01/2018	150,000	150,260
Tennessee Housing Development Agency, Revenue Bonds
2.45%, 01/01/2024	260,000	257,309
2.75%, 01/01/2025	290,000	294,759
2.80%, 07/01/2025	280,000	284,889
2.95%, 01/01/2026	45,000	46,250
3.00%, 01/01/2031	500,000	487,410
3.40%, 07/01/2037	1,000,000	984,590
Series 1C,
2.35%, 07/01/2021	1,370,000	1,387,550
Series 2B,
2.30%, 01/01/2022	295,000	301,561
2.55%, 01/01/2028	440,000	425,330
2.70%, 07/01/2024	300,000	307,476
Series B2,
1.00%, 07/01/2018	2,275,000	2,271,519
2.05%, 01/01/2024	1,275,000	1,217,141
2.15%, 07/01/2024	385,000	379,306
2.25%, 01/01/2025	1,110,000	1,093,161
2.40%, 07/01/2025	2,120,000	2,091,550
2.55%, 01/01/2026	120,000	121,636
2.60%, 07/01/2026	1,060,000	1,055,219
2.80%, 07/01/2027	2,290,000	2,296,801
2.85%, 01/01/2028	3,240,000	3,187,609
2.95%, 07/01/2028	3,245,000	3,199,051
3.00%, 01/01/2029	3,040,000	3,000,875
3.05%, 07/01/2029	3,145,000	3,123,928
3.15%, 01/01/2030	2,860,000	2,831,886
Tennessee State School Bond Authority, Revenue Bonds,
Series C,
5.00%, 05/01/2019	30,000	30,940

		32,127,729

Texas - 6.6%
Aldine Independent School District, General Obligation Unlimited,
5.00%, 02/15/2026	100,000	100,136
Alief Independent School District, General Obligation Unlimited,
5.00%, 02/15/2018	100,000	100,135
Arlington Higher Education Finance Corp., Revenue Bonds,
Series A,
3.80%, 08/15/2026	350,000	348,985
Bell County Water Control & Improvement District No. 1, Revenue Bonds,
BAM,
5.00%, 07/10/2025	30,000	34,217

The notes are an integral part of this report. Transamerica Funds	Page 27	January 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Bexar County Health Facilities Development Corp., Revenue Bonds
5.00%, 07/15/2023 - 07/15/2026	$ 650,000	$ 735,612
Board of Managers Joint Guadalupe County-City of Seguin Hospital, Revenue Bonds
5.00%, 12/01/2018 - 12/01/2022	5,165,000	5,427,535
5.38%, 08/15/2027	130,000	132,807
5.50%, 08/15/2036	105,000	107,336
Brazoria-Fort Bend County Municipal Utility District No. 1, General Obligation Unlimited,
BAM,
2.00%, 09/01/2019	105,000	105,341
Brazos River Authority, Revenue Bonds,
4.00%, 02/15/2018	100,000	100,098
Camino Real Regional Mobility Authority, Revenue Bonds,
AGM,
5.00%, 06/01/2024	470,000	540,763
Centerville Independent School District, General Obligation Unlimited,
4.00%, 08/15/2036	585,000	605,873
City of Arlington, Special Tax,
4.00%, 08/15/2018	125,000	126,750
City of College Station, General Obligation Limited,
5.00%, 02/15/2019	100,000	103,648
City of Corpus Christi Utility System Revenue, Revenue Bonds
5.00%, 07/15/2018 - 07/15/2019	575,000	586,022
City of Dallas, General Obligation Limited,
Series A,
5.00%, 02/15/2018	625,000	625,831
City of Garland Electric Utility System Revenue, Revenue Bonds,
5.00%, 03/01/2018	400,000	401,148
City of Laredo International Toll Bridge System Revenue, Revenue Bonds
AGM,
5.00%, 10/01/2022 - 10/01/2023	185,000	209,989
City of League City, General Obligation Limited,
Series A,
4.00%, 02/15/2018	100,000	100,098
City of Lubbock, General Obligation Limited,
3.00%, 02/15/2018	100,000	100,061
City of Pearland, General Obligation Limited,
5.00%, 03/01/2023	25,000	28,489
City of Pflugerville, General Obligation Limited
4.00%, 08/01/2022 - 08/01/2024	270,000	297,389
City of San Antonio, General Obligation Limited,
5.50%, 08/01/2023	375,000	382,744
City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds,
Series A,
5.00%, 02/01/2034	100,000	103,512
City of Westworth Village, General Obligation Limited,
BAM,
3.00%, 08/15/2019	35,000	35,805

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Clifton Higher Education Finance Corp., Revenue Bonds,
Series A,
5.00%, 08/15/2034	$ 775,000	$ 895,373
Colorado River Municipal Water District, Revenue Bonds
5.00%, 01/01/2022 - 01/01/2029	11,005,000	12,896,899
Comal Independent School District, General Obligation Unlimited,
5.00%, 02/01/2018	130,000	130,000
County of Bell, General Obligation Limited,
5.00%, 02/15/2018	100,000	100,134
County of Bexar, General Obligation Limited
4.00%, 06/15/2018	125,000	126,224
Series A,
5.00%, 06/15/2023	135,000	141,398
County of Denton, General Obligation Limited,
4.00%, 07/15/2029	400,000	434,044
County of Fort Bend, General Obligation Unlimited,
4.00%, 03/01/2018	205,000	205,445
County of Harris, General Obligation Limited,
Series C,
5.75%, 10/01/2028	750,000	771,772
Dallas County Flood Control District No. 1, General Obligation Unlimited
5.00%, 04/01/2018 - 04/01/2020 (A)	2,975,000	3,037,674
5.00%, 04/01/2021 - 04/01/2024 (A) (B)	5,040,000	5,380,292
Del Mar College District, General Obligation Limited,
3.50%, 08/15/2019	100,000	102,979
Denton County Fresh Water Supply District No. 10, General Obligation Unlimited
AGM,
2.75%, 09/01/2029 - 09/01/2030	1,375,000	1,296,527
3.00%, 09/01/2031 - 09/01/2034	710,000	670,997
El Paso County Hospital District, General Obligation Limited
5.00%, 08/15/2020 - 08/15/2022	370,000	400,891
Series A, AGC,
5.00%, 08/15/2037	100,000	101,932
Fort Bend County Levee Improvement District No. 15, General Obligation Unlimited
BAM,
4.00%, 09/01/2029 - 09/01/2032	380,000	401,554
Fort Bend County Municipal Utility District No. 151, General Obligation Unlimited,
2.25%, 09/01/2024	50,000	49,406
Fort Bend County Municipal Utility District No. 182, General Obligation Unlimited,
BAM,
4.00%, 09/01/2022	95,000	100,791
Fort Bend County Municipal Utility District No. 23, General Obligation Unlimited,
BAM,
3.00%, 09/01/2019	60,000	61,126
Goose Creek Consolidated Independent School District, General Obligation Unlimited,
5.00%, 02/15/2018	100,000	100,135

The notes are an integral part of this report. Transamerica Funds	Page 28	January 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Grand Prairie Independent School District, General Obligation Unlimited,
5.00%, 02/15/2034	$ 100,000	$ 100,136
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds
Series A,
4.38%, 11/15/2021	20,000	20,977
Series B,
5.50%, 12/01/2018	200,000	206,388
Harris County Hospital District, Revenue Bonds,
Series D,
5.00%, 02/15/2018	100,000	100,123
Harris County Municipal Utility District No. 157, General Obligation Unlimited,
3.13%, 03/01/2021	100,000	102,065
Harris County Municipal Utility District No. 290, General Obligation Unlimited
AGM,
3.00%, 03/01/2031	150,000	144,474
BAM,
3.00%, 09/01/2033	190,000	178,661
3.13%, 09/01/2034	315,000	299,086
Harris County Municipal Utility District No. 304, General Obligation Unlimited,
BAM,
4.00%, 09/01/2028	175,000	187,271
Harris County Municipal Utility District No. 399, General Obligation Unlimited
AGM,
4.00%, 09/01/2032 - 09/01/2036	1,120,000	1,159,929
Harris County Municipal Utility District No. 412, General Obligation Unlimited
MAC,
2.00%, 09/01/2019	125,000	125,406
3.00%, 09/01/2021	100,000	103,228
Harris County Municipal Utility District No. 419, General Obligation Unlimited
AGM,
4.00%, 09/01/2031 - 09/01/2035	490,000	509,407
Harris County Municipal Utility District No. 500, General Obligation Unlimited,
AGM,
3.00%, 12/01/2034	1,105,000	1,009,219
Houston Community College System, General Obligation Limited,
AGM,
4.00%, 02/15/2019	60,000	60,060
Houston Higher Education Finance Corp., Revenue Bonds,
5.00%, 08/15/2024	490,000	569,855
Houston Independent School District, General Obligation Limited
Fixed until 05/31/2018, 1.70% (D), 06/01/2030	100,000	100,117
Series A,
Fixed until 06/01/2018, 3.00% (D), 06/01/2039	325,000	326,768
Lamar Consolidated Independent School District, General Obligation Unlimited,
Series A,
Fixed until 08/15/2018, 1.05% (D), 08/15/2047	3,000,000	2,994,900
Laredo Independent School District, General Obligation Unlimited,
5.00%, 08/01/2019	75,000	78,746

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Lower Colorado River Authority, Revenue Bonds
5.00%, 05/15/2020	$ 35,000	$ 37,537
5.75%, 05/15/2020	60,000	60,757
Metropolitan Transit Authority of Harris County, Revenue Bonds,
Series A,
5.00%, 11/01/2020	40,000	42,376
Montgomery County Municipal Utility District No. 113, General Obligation Unlimited
AGM,
3.00%, 09/01/2030 - 09/01/2033	1,325,000	1,292,152
3.13%, 09/01/2034	210,000	202,205
Montgomery County Municipal Utility District No. 119, General Obligation Unlimited,
4.00%, 04/01/2024	375,000	405,379
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
3.00%, 07/01/2021	580,000	579,246
4.00%, 07/01/2023 - 07/01/2028	2,835,000	2,837,740
5.00%, 01/01/2022 - 01/01/2028	3,980,000	4,347,543
Series A, AGM,
4.00%, 04/01/2019	100,000	102,603
Series A1,
4.00%, 07/01/2021 - 07/01/2036	2,465,000	2,522,547
5.00%, 07/01/2031 - 07/01/2046	1,635,000	1,794,282
Series B,
3.00%, 07/01/2018 - 07/01/2019	295,000	297,049
4.00%, 07/01/2021 - 07/01/2031	3,085,000	3,196,636
4.25%, 07/01/2036	950,000	954,645
Series C,
5.00%, 07/01/2022 - 07/01/2026	950,000	1,017,523
Newark Higher Education Finance Corp., Revenue Bonds,
Series A,
4.00%, 08/15/2024	365,000	401,755
North Central Texas Health Facility Development Corp., Revenue Bonds,
5.00%, 08/15/2022	90,000	101,903
North East Independent School District, General Obligation Unlimited,
Series B,
Fixed until 08/01/2021, 1.42% (D), 08/01/2040	6,085,000	5,998,836
North Texas Municipal Water District, Revenue Bonds
4.00%, 06/01/2019	105,000	105,941
5.00%, 06/01/2018	100,000	101,221
Northeast Higher Education Finance Corp., Revenue Bonds,
Series A,
4.00%, 08/15/2025	105,000	113,904
Northside Independent School District, General Obligation Unlimited,
1.65% (D), 08/01/2045	200,000	200,228
Northwest Harris County Municipal Utility District No. 19, General Obligation Unlimited
BAM,
3.00%, 10/01/2028	370,000	367,983
3.13%, 10/01/2030	385,000	381,604
3.25%, 10/01/2031	1,380,000	1,375,432

The notes are an integral part of this report. Transamerica Funds	Page 29	January 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Northwoods Road District No. 1, General Obligation Unlimited
BAM,
4.00%, 08/15/2024 - 08/15/2027	$ 405,000	$ 449,139
Point Isabel Independent School District, General Obligation Unlimited,
4.00%, 02/01/2018	125,000	125,000
Pottsboro Higher Education Finance Corp., Revenue Bonds,
Series A,
3.88%, 08/15/2026	415,000	409,207
San Angelo Independent School District, General Obligation Unlimited,
Series A, AGC,
5.00%, 02/15/2018	100,000	100,134
San Antonio Independent School District, General Obligation Unlimited,
Series B,
Fixed until 08/01/2018, 2.00% (D), 08/01/2044	115,000	115,369
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds,
Series B, AGC,
4.50%, 09/01/2019	65,000	67,774
Texas Public Finance Authority, Revenue Bonds
BAM,
4.00%, 05/01/2029	900,000	947,124
5.00%, 11/01/2018	90,000	92,126
Texas State University System, Revenue Bonds,
5.00%, 03/15/2018	110,000	110,492
Travis County Municipal Utility District No. 4, General Obligation Unlimited,
AGM,
4.00%, 09/01/2035	450,000	474,840
Trophy Club Public Improvement District No. 1, Special Assessment,
AGM,
3.00%, 06/01/2024	223,000	226,994
University of Houston, Revenue Bonds
Series A,
5.00%, 02/15/2018 - 02/15/2024	240,000	244,164
University of North Texas, Revenue Bonds,
5.00%, 04/15/2026	275,000	277,060
University of Texas System, Revenue Bonds,
Series B,
Fixed until 08/15/2021, 2.50% (D), 08/15/2036	11,000,000	10,516,770
Upper Trinity Regional Water District, Revenue Bonds,
BAM,
4.00%, 08/01/2018	450,000	455,553
Viridian Municipal Management District, General Obligation Unlimited
BAM,
6.00%, 12/01/2022 - 12/01/2033	3,330,000	4,020,467

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Washington County Junior College District, Revenue Bonds
BAM,
5.00%, 10/01/2023 - 10/01/2025	$ 2,025,000	$ 2,347,646
West Ranch Management District, General Obligation Unlimited,
MAC,
4.00%, 09/01/2032	330,000	343,358

		97,384,977

U. S. Virgin Islands - 0.0% (E)
Virgin Islands Public Finance Authority, Revenue Bonds,
Series A, AGM-CR,
5.00%, 10/01/2032	100,000	104,079

Utah - 0.6%
City of South Jordan, Special Assessment,
3.13%, 11/01/2036	2,490,000	2,388,881
Jordan Valley Water Conservancy District, Revenue Bonds
Series A,
5.00%, 10/01/2034 - 10/01/2035	1,020,000	1,126,984
Utah Charter School Finance Authority, Revenue Bonds
4.00%, 04/15/2020 - 10/15/2031	1,360,000	1,443,381
4.25%, 04/15/2034	120,000	125,587
4.30%, 04/15/2025 (A)	650,000	653,634
Series A,
5.00%, 10/15/2024 - 10/15/2025	1,210,000	1,392,241
Series G,
4.00%, 10/15/2022 - 10/15/2029	1,545,000	1,635,654
Washington County-St. George Interlocal Agency, Revenue Bonds,
Series A,
4.00%, 12/01/2018	100,000	102,071

		8,868,433

Vermont - 0.9%
City of Burlington, General Obligation Unlimited
Series A, AGM,
5.00%, 11/01/2032 - 11/01/2035	1,155,000	1,276,262
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds
Series A,
5.00%, 12/01/2026 - 12/01/2027	1,325,000	1,542,435
Vermont Housing Finance Agency, Revenue Bonds
Series D, GMNA, FMNA, FHLMC,
2.50%, 05/01/2026	530,000	511,540
2.60%, 11/01/2026	505,000	486,699
2.70%, 05/01/2027	550,000	529,925
2.90%, 05/01/2029	425,000	413,024
3.15%, 05/01/2033	2,335,000	2,276,788
Vermont Public Power Supply Authority, Revenue Bonds
Series A,
3.00%, 07/01/2018 - 07/01/2029	1,015,000	1,019,672
4.00%, 07/01/2020 - 07/01/2021	645,000	677,777
5.00%, 07/01/2022 - 07/01/2028	3,805,000	4,376,312

		13,110,434

The notes are an integral part of this report. Transamerica Funds	Page 30	January 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Virginia - 0.9%
Alexandria Industrial Development Authority, Revenue Bonds
4.00%, 10/01/2019 - 10/01/2020	$ 990,000	$ 1,038,079
Capital Region Airport Commission, Revenue Bonds
Series A,
5.00%, 07/01/2028 - 07/01/2033	455,000	521,462
County of Fairfax VA Sewer Revenue, Revenue Bonds,
5.00%, 07/15/2018	75,000	76,265
Henrico County Economic Development Authority, Revenue Bonds,
Series C,
3.50%, 12/01/2027	445,000	442,054
Virginia Housing Development Authority, Revenue Bonds
Series B,
1.20%, 11/01/2019	6,150,000	6,093,420
Series E,
2.30%, 12/01/2026	1,155,000	1,111,872
2.45%, 12/01/2027	1,180,000	1,135,290
2.60%, 12/01/2028	1,210,000	1,161,261
2.85%, 12/01/2030	1,275,000	1,241,442
Virginia Resources Authority, Revenue Bonds,
4.00%, 10/01/2018	50,000	50,876

		12,872,021

Washington - 1.1%
Central Puget Sound Regional Transit Authority, Revenue Bonds,
NATL,
4.75%, 02/01/2028	50,000	54,858
County of Pierce Sewer Revenue, Revenue Bonds,
5.00%, 08/01/2019	100,000	105,147
Energy Northwest, Revenue Bonds
Series A,
5.00%, 07/01/2018	345,000	350,234
5.25%, 07/01/2018	35,000	35,567
King County Public Hospital District No. 1, General Obligation Limited,
Series B,
5.25%, 12/01/2028	125,000	126,632
King County School District No. 414, General Obligation Unlimited,
5.00%, 12/01/2018	85,000	87,538
Port of Seattle, Revenue Bonds
Series A,
5.00%, 08/01/2018	25,000	25,450
Series B,
5.00%, 06/01/2018	170,000	172,042
Public Utility District No. 1 of Cowlitz County, Revenue Bonds,
5.00%, 09/01/2019	155,000	163,141
Seattle Housing Authority, Revenue Bonds
Series A,
3.40%, 12/01/2032	500,000	488,005
3.65%, 12/01/2037	1,000,000	975,110
State of Washington, General Obligation Unlimited,
Series A,
5.00%, 07/01/2018	100,000	101,525

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Washington (continued)
University of Washington, Revenue Bonds,
Series C,
5.00%, 12/01/2018	$ 500,000	$ 514,845
Washington Health Care Facilities Authority, Revenue Bonds
Series A,
5.00%, 10/01/2019 - 08/15/2020	60,000	64,206
Series B,
5.00%, 10/01/2018	250,000	255,820
Washington State Housing Finance Commission, Revenue Bonds
3.20%, 07/01/2021 (A)	500,000	498,230
Series 2N, GNMA, FNMA, FHLMC,
2.20%, 12/01/2025	90,000	87,367
2.35%, 06/01/2026	335,000	321,101
Series 3N, GNMA, FNMA, FHLMC,
2.15%, 12/01/2023	560,000	554,831
2.25%, 06/01/2024	780,000	770,890
2.30%, 12/01/2024	595,000	587,562
2.40%, 06/01/2025	810,000	797,105
2.45%, 12/01/2025	730,000	717,692
2.60%, 06/01/2026	845,000	823,022
2.65%, 12/01/2026	820,000	794,408
2.70%, 06/01/2027	885,000	864,220
2.75%, 12/01/2027	855,000	830,607
2.80%, 06/01/2028	925,000	904,622
2.85%, 12/01/2028	940,000	918,493
3.25%, 12/01/2032	1,500,000	1,463,655
3.60%, 12/01/2037	1,500,000	1,462,500
Series 3N-R, GNMA, FNMA, FHLMC,
2.05%, 12/01/2022	645,000	640,872
Yakima County School District No. 7, General Obligation Unlimited,
5.00%, 12/01/2021	235,000	249,351

		16,806,648

West Virginia - 0.1%
City of Parkersburg Combined Waterworks & Sewerage System Revenue, Revenue Bonds,
Series B, BAM,
3.00%, 08/01/2018	50,000	50,398
County of Mason, Revenue Bonds,
Series L,
Fixed until 10/01/2018, 1.63% (D), 10/01/2022	125,000	124,716
School Building Authority of West Virginia, Revenue Bonds,
Series B,
5.00%, 07/01/2018	100,000	101,471
West Virginia Economic Development Authority, Revenue Bonds,
5.00%, 06/01/2018	200,000	202,368
West Virginia Housing Development Fund, Revenue Bonds,
Series B,
3.70%, 11/01/2032	1,700,000	1,768,646
West Virginia University, Revenue Bonds,
Series A,
5.00%, 10/01/2024	25,000	28,157

		2,275,756

The notes are an integral part of this report. Transamerica Funds	Page 31	January 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wisconsin - 1.1%
Central Brown County Water Authority, Revenue Bonds,
Series A,
5.00%, 11/01/2019	$ 50,000	$ 52,872
City of Milwaukee WI Sewerage System Revenue, Revenue Bonds,
Series S7,
4.00%, 06/01/2028	75,000	82,111
City of Muskego, General Obligation Unlimited,
Series A,
2.25%, 09/01/2018	300,000	300,207
City of Waupaca, General Obligation Unlimited,
AGM,
4.30%, 04/01/2026	310,000	323,407
County of Dane, General Obligation Unlimited,
Series A,
3.00%, 06/01/2018	250,000	251,367
Janesville School District, General Obligation Unlimited,
1.50%, 03/01/2018	230,000	230,028
Milwaukee Housing Authority, Revenue Bonds,
Series A,
3.38%, 07/01/2029	700,000	711,718
Public Finance Authority, Revenue Bonds
Series A,
3.38%, 12/01/2027	420,000	413,246
4.50%, 09/01/2026	165,000	160,359
5.00%, 06/01/2027	300,000	343,287
State of Wisconsin, General Obligation Unlimited,
Series C,
5.00%, 05/01/2022	220,000	222,020
State of Wisconsin, Revenue Bonds
Series A,
5.00%, 05/01/2019	25,000	26,102
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
3.00%, 12/01/2032	1,285,000	1,240,038
3.50%, 08/01/2022 08/30/2017 (C)	1,000,000	1,003,350
5.00%, 08/15/2022 - 12/01/2031	2,380,000	2,720,463
5.00%, 08/01/2032 08/30/2017 (C)	1,000,000	1,031,270
Series A,
4.00%, 07/15/2018	50,000	50,555
5.00%, 07/15/2023	20,000	21,836
Series B,
5.00%, 08/15/2018	125,000	127,395
Series B-4,
Fixed until 06/01/2021, 5.00% (D), 11/15/2043	105,000	114,955
Wisconsin Housing & Economic Development Authority, Revenue Bonds,
Series B, FNMA,
3.15%, 09/01/2030	6,830,000	6,815,794

		16,242,380

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Wyoming - 0.2%
Wyoming Community Development Authority, Revenue Bonds,
Series 2,
2.95%, 06/01/2033	$ 4,010,000	$ 3,777,300

Total Municipal Government Obligations (Cost $1,466,363,731)		1,447,995,075

REPURCHASE AGREEMENT - 1.6%
Fixed Income Clearing Corp., 0.54% (H), dated 01/31/2018, to be repurchased at $24,081,205 on 02/01/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2021, and with a value of $24,566,979.	24,080,844	24,080,844

Total Repurchase Agreement (Cost $24,080,844)		24,080,844

Total Investments (Cost $1,490,444,575)		1,472,075,919
Net Other Assets (Liabilities) - 0.3%		4,964,415

Net Assets - 100.0%		$ 1,477,040,334

The notes are an integral part of this report. Transamerica Funds	Page 32	January 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$1,447,995,075	$—	$1,447,995,075
Repurchase Agreement	—	24,080,844	—	24,080,844

Total Investments	$—	$1,472,075,919	$—	$1,472,075,919

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the total value of 144A securities is $39,240,738, representing 2.7% of the Fund’s net assets.
(B)	Illiquid security. At January 31, 2018, the value of such securities amounted to $13,103,276 or 0.9% of the Fund’s net assets.
(C)	Restricted securities. At January 31, 2018, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	La Paz County Industrial Development Authority, Revenue Bonds, 4.90%, 06/15/2028	12/20/2017	$560,010	$555,481	0.0	%(E)
Municipal Government Obligations	Tempe Industrial Development Authority, Revenue Bonds, Series B, 5.35%, 10/01/2025	12/20/2017	1,647,781	1,657,491	0.1
Municipal Government Obligations	Brighton Crossing Metropolitan District No. 4, General Obligation Limited, Series A, 5.00%, 12/01/2037	12/11/2017	542,398	539,338	0.0	(E)
Municipal Government Obligations	Castle Oaks Metropolitan District No. 3, General Obligation Limited, 5.00%, 12/01/2037	12/20/2017	1,518,340	1,508,160	0.1
Municipal Government Obligations	Centerra Metropolitan District No. 1, Tax Allocation, 2.70%, 12/01/2019	04/20/2017	493,007	496,979	0.0	(E)
Municipal Government Obligations	Colorado Health Facilities Authority, Revenue Bonds, Series A, 4.25%, 11/01/2024	05/11/2017	2,995,010	2,963,672	0.2
Municipal Government Obligations	Colorado Health Facilities Authority, Revenue Bonds, Series B, 3.13%, 05/15/2027	12/15/2017	1,250,010	1,238,512	0.1
Municipal Government Obligations	Colorado Health Facilities Authority, Revenue Bonds, Series B, 5.00%, 05/15/2021	12/15/2017	426,887	425,048	0.0	(E)
Municipal Government Obligations	Colorado Health Facilities Authority, Revenue Bonds, Series B, 5.00%, 05/15/2022	12/15/2017	356,824	355,189	0.0	(E)
Municipal Government Obligations	Colorado Health Facilities Authority, Revenue Bonds, Series B, 5.00%, 05/15/2023	12/15/2017	966,719	962,498	0.1
Municipal Government Obligations	Colorado Health Facilities Authority, Revenue Bonds, Series B, 5.00%, 05/15/2024	12/15/2017	1,002,521	997,851	0.1

The notes are an integral part of this report. Transamerica Funds	Page 33	January 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Investments (continued)	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	Colorado Health Facilities Authority, Revenue Bonds, Series B, 5.00%, 05/15/2025	12/15/2017	$345,055	$342,679	0.0	%(E)
Municipal Government Obligations	Colorado Health Facilities Authority, Revenue Bonds, Series B, 5.00%, 05/15/2026	12/15/2017	545,880	542,160	0.0	(E)
Municipal Government Obligations	Solaris Metropolitan District No. 3, General Obligation Limited, Series A, 3.75%, 12/01/2026	10/07/2016	640,010	639,501	0.1
Municipal Government Obligations	Southglenn Metropolitan District, General Obligation Limited, 3.00%, 12/01/2021	09/14/2016	850,134	852,676	0.1
Municipal Government Obligations	Capital Trust Agency, Inc., Revenue Bonds, 3.00%, 07/01/2019	12/14/2017	182,001	181,791	0.0	(E)
Municipal Government Obligations	Capital Trust Agency, Inc., Revenue Bonds, 3.50%, 07/01/2020	12/14/2017	660,593	659,093	0.1
Municipal Government Obligations	Capital Trust Agency, Inc., Revenue Bonds, 3.50%, 07/01/2021	12/14/2017	686,700	684,934	0.1
Municipal Government Obligations	Capital Trust Agency, Inc., Revenue Bonds, 3.50%, 07/01/2022	12/14/2017	581,940	580,271	0.1
Municipal Government Obligations	County of Nez Perce, Revenue Bonds, 2.75%, 10/01/2024	07/29/2016	4,500,010	4,435,065	0.3
Municipal Government Obligations	Idaho Housing & Finance Association, Revenue Bonds, Series A, 4.00%, 07/01/2026	08/04/2016	413,327	399,199	0.0	(E)
Municipal Government Obligations	Jennings County School Building Corp., Revenue Bonds, 3.00%, 01/15/2020	07/09/2015	348,619	354,770	0.0	(E)
Municipal Government Obligations	County of Carroll, Revenue Bonds, Series A, 1.05%, 09/01/2042	07/14/2017	2,718,990	2,711,225	0.2
Municipal Government Obligations	City of St. Cloud, Revenue Bonds, Series A, 3.00%, 04/01/2021	04/08/2016	250,010	214,515	0.0	(E)
Municipal Government Obligations	City of Stillwater, Tax Allocation, 3.00%, 02/01/2021	07/20/2016	212,011	208,477	0.0	(E)
Municipal Government Obligations	City of Stillwater, Tax Allocation, 3.00%, 02/01/2022	07/20/2016	435,138	425,061	0.0	(E)
Municipal Government Obligations	City of Stillwater, Tax Allocation, 3.00%, 02/01/2023	07/20/2016	450,648	439,437	0.0	(E)
Municipal Government Obligations	City of Stillwater, Tax Allocation, 3.00%, 02/01/2024	07/20/2016	458,614	445,970	0.0	(E)
Municipal Government Obligations	City of Stillwater, Tax Allocation, 3.00%, 02/01/2025	07/20/2016	420,875	407,696	0.0	(E)
Municipal Government Obligations	City of Stillwater, Tax Allocation, 3.00%, 02/01/2026	07/20/2016	253,770	245,802	0.0	(E)
Municipal Government Obligations	City of Stillwater, Tax Allocation, 3.00%, 02/01/2027	07/20/2016	493,680	476,770	0.0	(E)
Municipal Government Obligations	City of Stillwater, Tax Allocation, 4.00%, 02/01/2030	07/20/2016	800,148	773,092	0.1
Municipal Government Obligations	Dakota County Community Development Agency, Revenue Bonds, Series A, 5.00%, 09/01/2029	09/04/2014	718,870	737,938	0.1
Municipal Government Obligations	Housing & Redevelopment Authority of The City of St. Paul, Revenue Bonds, Series B, 4.25%, 04/01/2025	06/19/2015	200,007	202,428	0.0	(E)
Municipal Government Obligations	Essex County Improvement Authority, Revenue Bonds, Series A, 5.00%, 12/01/2035	12/10/2015	535,004	503,071	0.0	(E)

The notes are an integral part of this report. Transamerica Funds	Page 34	January 31, 2018 Form N-Q

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Investments (continued)	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	New York State Dormitory Authority, Revenue Bonds, 6.13%, 12/01/2029	03/15/2017	$108,258	$103,860	0.0	%(E)
Municipal Government Obligations	Niagara Frontier Transportation Authority, Revenue Bonds, Series A1, AGM, 3.11%, 04/01/2024	07/27/2017	23,760	25,000	0.0	(E)
Municipal Government Obligations	Niagara Frontier Transportation Authority, Revenue Bonds, Series C, AGM, 3.12%, 04/01/2024	07/27/2017	71,260	75,000	0.0	(E)
Municipal Government Obligations	Dayton-Montgomery County Port Authority, Revenue Bonds, Series 1, 6.13%, 01/15/2025	10/08/2015	730,010	756,470	0.1
Municipal Government Obligations	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, 3.50%, 08/01/2022	08/30/2017	1,000,010	1,003,350	0.1
Municipal Government Obligations	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, 5.00%, 08/01/2032	08/30/2017	1,019,490	1,031,270	0.1

Total			$32,414,329	$32,158,790	2.2%

(D)	Floating or variable rate securities. The rates disclosed are as of January 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of January 31, 2018; the maturity date disclosed is the ultimate maturity date.
(H)	Rate disclosed reflects the yield at January 31, 2018.
(I)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

MUNICIPAL INSURER ABBREVIATIONS:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MAC	Municipal Assurance Corp.
NATL	National Public Finance Guarantee Corp.

PORTFOLIO ABBREVIATIONS:

CR	Custodial Receipt
IBC	Insured Bond Certificate
ICC	Insured Custody Certificate
MTA	Month Treasury Average
TCRS	Temporary Custodian Receipts

The notes are an integral part of this report. Transamerica Funds	Page 35	January 31, 2018 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Australia - 5.2%
BHP Billiton PLC, ADR (A)	815,269	$ 36,295,776
Challenger, Ltd.	3,029,339	33,295,797
Coca-Cola Amatil, Ltd.	6,274,000	42,365,828
Macquarie Group, Ltd.	569,600	47,334,977
Qantas Airways, Ltd.	11,526,170	48,946,631
Sonic Healthcare, Ltd.	3,033,500	58,298,791
South32, Ltd.	13,604,270	41,876,056

		308,413,856

Belgium - 2.1%
Groupe Bruxelles Lambert SA	490,320	57,758,831
KBC Group NV	729,500	70,101,993

		127,860,824

Brazil - 1.2%
Embraer SA, ADR	2,745,675	69,328,294

Canada - 0.1%
Fairfax Financial Holdings, Ltd. (A)	13,100	6,890,813

Denmark - 1.9%
AP Moller - Maersk A/S, Class B	28,535	50,934,106
TDC A/S	9,425,400	62,909,376

		113,843,482

France - 9.9%
Airbus SE	189,000	21,705,393
Arkema SA	443,160	56,616,111
Engie SA	5,600,100	97,200,179
Peugeot SA	681,100	15,297,257
Publicis Groupe SA	851,868	58,889,198
Rexel SA	1,232,917	22,226,167
Sanofi	873,001	77,085,128
TOTAL SA	935,400	54,159,352
Veolia Environnement SA	3,048,351	76,791,142
Vivendi SA	3,847,224	112,869,163

		592,839,090

Germany - 12.8%
Allianz SE	261,202	65,994,087
Bayer AG	412,700	54,015,897
CECONOMY AG	2,563,831	36,876,487
Deutsche Boerse AG	686,600	88,100,504
Infineon Technologies AG	3,350,527	97,381,990
LANXESS AG	537,285	46,841,377
Merck KGaA	612,600	66,945,666
METRO AG	1,914,924	41,605,783
SAP SE	785,747	88,608,657
Siemens AG	613,795	93,092,883
Talanx AG (B)	690,284	30,544,260
TUI AG	2,399,802	54,122,135

		764,129,726

Hong Kong - 4.6%
China Mobile, Ltd.	5,688,600	60,066,392
CK Asset Holdings, Ltd.	6,770,500	64,609,541
CK Hutchison Holdings, Ltd.	6,566,100	88,637,502

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
First Pacific Co., Ltd.	12,055,012	$ 8,599,000
Guangdong Investment, Ltd.	36,102,300	53,719,746

		275,632,181

Ireland - 2.6%
DCC PLC	496,731	52,226,225
Ryanair Holdings PLC, ADR (B)	221,772	27,213,642
Smurfit Kappa Group PLC	2,189,115	76,807,715

		156,247,582

Italy - 3.4%
Azimut Holding SpA	1,643,363	37,419,411
Eni SpA	3,532,715	63,536,194
Mediobanca Banca di Credito Finanziario SpA	4,802,792	58,388,765
Prysmian SpA	1,222,914	43,028,863

		202,373,233

Japan - 22.7%
Astellas Pharma, Inc.	5,855,600	77,237,923
Bridgestone Corp.	869,300	42,250,671
Coca-Cola Bottlers Japan, Inc.	1,063,300	37,547,142
Daiwa Securities Group, Inc.	9,494,500	68,027,827
Denka Co., Ltd.	1,067,680	42,493,997
FamilyMart UNY Holdings Co., Ltd. (A)	623,900	41,719,062
FANUC Corp.	253,400	68,415,911
FUJIFILM Holdings Corp.	603,500	23,162,636
Fujitsu, Ltd.	2,068,000	15,228,224
Hitachi, Ltd.	10,225,900	81,155,260
Japan Airlines Co., Ltd.	1,748,800	65,886,364
JXTG Holdings, Inc.	12,119,700	80,353,933
Kuraray Co., Ltd.	2,748,300	51,355,977
Mitsubishi Heavy Industries, Ltd.	976,029	36,673,729
MS&AD Insurance Group Holdings, Inc.	2,197,400	74,695,900
Nippon Telegraph & Telephone Corp.	1,119,600	53,236,637
ORIX Corp.	5,716,400	106,557,424
Resona Holdings, Inc.	9,484,900	57,107,491
SoftBank Group Corp.	655,500	53,919,483
Sony Corp.	2,015,600	96,173,495
Square Enix Holdings Co., Ltd.	873,800	39,820,051
Sumitomo Mitsui Financial Group, Inc.	1,908,200	85,263,347
Toyota Industries Corp.	969,300	62,950,783

		1,361,233,267

Luxembourg - 1.3%
ArcelorMittal	2,193,135	79,576,347

Macau - 0.4%
MGM China Holdings, Ltd. (A)	6,692,372	20,617,842

Malta - 0.0% (C)
Brait SE (A) (B)	350,000	1,140,445

Netherlands - 3.9%
Boskalis Westminster	834,494	33,299,154
Heineken Holding NV	938,985	99,675,605
Koninklijke Philips NV	2,473,427	100,909,201

		233,883,960

Republic of Korea - 0.6%
Samsung Electronics Co., Ltd.	15,900	37,149,881

Singapore - 1.4%
DBS Group Holdings, Ltd.	4,185,200	84,227,230

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Spain - 1.4%
Mediaset Espana Comunicacion SA	3,497,057	$ 39,544,842
Siemens Gamesa Renewable Energy SA (A)	2,901,800	45,286,303

		84,831,145

Sweden - 0.5%
Investor AB, B Shares	613,672	29,990,874

Switzerland - 6.8%
ABB, Ltd.	2,385,900	66,520,661
Nestle SA	1,464,064	126,500,163
Novartis AG	1,474,615	133,400,573
UBS Group AG (B)	4,106,374	83,384,871

		409,806,268

United Kingdom - 15.3%
Aviva PLC	13,153,801	95,847,376
British Land Co. PLC, REIT	6,363,800	60,412,277
GKN PLC	12,226,430	73,396,771
HSBC Holdings PLC	7,460,900	80,306,262
Imperial Brands PLC	2,116,194	87,090,562
Inchcape PLC	3,796,496	39,053,831
Inmarsat PLC (A)	6,926,170	45,679,483
Micro Focus International PLC	1,153,933	35,225,841
National Grid PLC	5,173,502	59,109,997
Persimmon PLC	418,400	14,863,507
Savills PLC	1,265,991	18,406,571
Standard Life Aberdeen PLC	4,423,800	26,726,209
TechnipFMC PLC	2,137,663	69,388,541
Tesco PLC	14,452,000	42,886,100
UBM PLC	2,894,692	37,319,045
Unilever PLC	1,167,558	66,310,265
Vodafone Group PLC	20,268,920	64,637,220

		916,659,858

United States - 0.6%
Flex, Ltd. (B)	1,857,197	33,448,118

Total Common Stocks (Cost $4,879,759,950)		5,910,124,316

SECURITIES LENDING COLLATERAL - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (D)	83,631,832	83,631,832

Total Securities Lending Collateral (Cost $83,631,832)		83,631,832

	Principal	Value
REPURCHASE AGREEMENT - 2.0%
Fixed Income Clearing Corp., 0.54% (D), dated 01/31/2018, to be repurchased at $120,023,820 on 02/01/2018. Collateralized by U.S. Government Obligations, 0.13% - 3.63%, due 04/15/2020 - 02/15/2021, and with a total value of $122,424,896.	$ 120,022,020	120,022,020

Total Repurchase Agreement (Cost $120,022,020)		120,022,020

Value
Total Investments (Cost $5,083,413,802)	$ 6,113,778,168
Net Other Assets (Liabilities) - (2.1)%	(123,232,034)

Net Assets - 100.0%	$ 5,990,546,134

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	7.1%	$ 435,395,088
Pharmaceuticals	6.7	408,685,187
Capital Markets	5.3	325,408,035
Insurance	4.5	273,972,436
Diversified Financial Services	4.3	262,928,135
Media	4.1	248,622,248
Industrial Conglomerates	3.8	233,956,610
Multi-Utilities	3.8	233,101,318
Oil, Gas & Consumable Fuels	3.2	198,049,479
Chemicals	3.2	197,307,462
Beverages	2.9	179,588,575
Wireless Telecommunication Services	2.9	178,623,095
Auto Components	2.9	178,598,225
Software	2.7	163,654,549
Diversified Telecommunication Services	2.6	161,825,496
Metals & Mining	2.6	157,748,179
Electrical Equipment	2.5	154,835,827
Airlines	2.3	142,046,637
Food Products	2.1	126,500,163
Food & Staples Retailing	2.1	126,210,945
Electronic Equipment, Instruments & Components	1.9	114,603,378
Household Durables	1.8	111,037,002
Machinery	1.7	105,089,640
Health Care Equipment & Supplies	1.7	100,909,201
Semiconductors & Semiconductor Equipment	1.6	97,381,990
Aerospace & Defense	1.5	91,033,687
Tobacco	1.4	87,090,562
Real Estate Management & Development	1.4	83,016,112
Containers & Packaging	1.3	76,807,715
Hotels, Restaurants & Leisure	1.2	74,739,977
Energy Equipment & Services	1.1	69,388,541
Personal Products	1.1	66,310,265
Equity Real Estate Investment Trusts	1.0	60,412,277
Technology Hardware, Storage & Peripherals	1.0	60,312,517
Health Care Providers & Services	1.0	58,298,791
Water Utilities	0.9	53,719,746
Marine	0.8	50,934,106
Distributors	0.6	39,053,831
Specialty Retail	0.6	36,876,487
Construction & Engineering	0.5	33,299,154
Trading Companies & Distributors	0.4	22,226,167
Automobiles	0.3	15,297,257
IT Services	0.3	15,228,224

Investments, at Value	96.7	5,910,124,316
Short-Term Investments	3.3	203,653,852

Total Investments	100.0%	$ 6,113,778,168

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2018 Form N-Q

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$242,565,184	$5,667,559,132	$—	$5,910,124,316
Securities Lending Collateral	83,631,832	—	—	83,631,832
Repurchase Agreement	—	120,022,020	—	120,022,020

Total Investments	$326,197,016	$5,787,581,152	$—	$6,113,778,168

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $80,508,882. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rates disclosed reflect the yields at January 31, 2018.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2018 Form N-Q

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 101.5%
Australia - 0.5%
Orica, Ltd.	432,538	$ 6,691,950

Belgium - 1.3%
KBC Group NV	192,415	18,490,302

Brazil - 1.0%
Ambev SA, ADR	2,060,342	14,154,549

Canada - 3.8%
Canadian National Railway Co.	370,620	29,694,074
Suncor Energy, Inc.	711,822	25,787,633

		55,481,707

China - 2.7%
Alibaba Group Holding, Ltd., ADR (A)	46,887	9,578,545
Baidu, Inc., ADR (A)	35,003	8,642,941
Yum China Holdings, Inc.	433,935	20,130,245

		38,351,731

Denmark - 2.6%
Carlsberg A/S, Class B	82,561	10,602,295
Novo Nordisk A/S, Class B	495,826	27,576,677

		38,178,972

France - 16.2%
Air Liquide SA	271,381	36,574,077
Danone SA	249,137	21,485,087
Dassault Systemes SE	101,481	11,702,295
Engie SA	1,021,297	17,726,514
Essilor International Cie Generale d’Optique SA	77,961	11,073,057
Hermes International	3,969	2,193,817
L’Oreal SA	65,641	14,922,021
Legrand SA	193,060	16,064,264
LVMH Moet Hennessy Louis Vuitton SE	92,954	29,151,811
Pernod Ricard SA	219,833	35,017,380
Schneider Electric SE (A)	407,497	38,187,429

		234,097,752

Germany - 11.0%
Bayer AG	369,635	48,379,370
Beiersdorf AG	232,287	27,541,804
Linde AG (A)	57,791	14,106,129
Merck KGaA	130,303	14,239,669
MTU Aero Engines AG	48,843	8,750,498
ProSiebenSat.1 Media SE	325,259	12,433,778
SAP SE	299,521	33,776,971

		159,228,219

Hong Kong - 2.7%
AIA Group, Ltd.	4,622,400	39,590,267

Israel - 1.3%
Check Point Software Technologies, Ltd. (A)	180,578	18,673,571

Italy - 2.5%
Eni SpA	852,312	15,328,907

	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Intesa Sanpaolo SpA	4,749,963	$ 18,638,464
Luxottica Group SpA	32,951	2,119,154

		36,086,525

Japan - 14.9%
Daikin Industries, Ltd.	152,500	18,292,457
Denso Corp.	414,600	25,912,025
FANUC Corp.	66,100	17,846,455
Hoya Corp.	634,000	32,341,724
Japan Tobacco, Inc.	456,400	15,100,456
Kao Corp.	181,600	12,580,753
Kubota Corp.	765,800	15,551,696
Kyocera Corp.	327,000	21,719,126
Olympus Corp.	410,600	15,777,842
Shin-Etsu Chemical Co., Ltd.	70,000	7,957,314
Terumo Corp.	643,800	31,491,179

		214,571,027

Netherlands - 6.3%
Akzo Nobel NV	235,722	22,072,461
ING Groep NV	1,826,020	35,888,107
QIAGEN NV (A)	263,605	8,816,889
Randstad Holding NV	350,437	24,747,632

		91,525,089

Singapore - 2.0%
DBS Group Holdings, Ltd.	1,456,200	29,306,053

Spain - 2.0%
Amadeus IT Group SA (B)	368,499	28,585,214

Sweden - 0.9%
Essity AB, Class B (A)	412,986	12,368,773

Switzerland - 13.2%
Julius Baer Group, Ltd. (A)	158,268	10,865,781
Keuhne & Nagel International AG	39,020	7,164,672
Nestle SA	619,456	53,523,128
Novartis AG	301,809	27,303,054
Roche Holding AG	152,542	37,604,901
UBS Group AG (A)	1,988,867	40,386,340
Zurich Insurance Group AG	42,104	13,837,887

		190,685,763

Taiwan - 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	670,973	30,401,787

United Kingdom - 14.5%
Barclays PLC	5,333,401	15,140,710
Compass Group PLC	1,323,298	27,854,455
Diageo PLC	744,710	26,778,050
Experian PLC	621,376	14,319,086
Prudential PLC	446,912	12,094,481
Reckitt Benckiser Group PLC	311,389	30,077,799
RELX NV	736,056	16,371,625
Rio Tinto PLC	303,631	16,908,147
Rolls-Royce Holdings PLC (A)	902,660	11,175,912
Smiths Group PLC	409,200	9,287,323
Tesco PLC	724,395	2,149,632
WPP PLC	1,537,909	27,906,399

		210,063,619

Total Common Stocks (Cost $1,208,380,473)		1,466,532,870

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 1.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (C)	22,841,186	$ 22,841,186

Total Securities Lending Collateral (Cost $22,841,186)		22,841,186

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 0.54% (C), dated 01/31/2018, to be repurchased at $15,685,122 on 02/01/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2021, and with a value of $15,999,503.	$ 15,684,887	15,684,887

Total Repurchase Agreement (Cost $15,684,887)		15,684,887

Total Investments (Cost $1,246,906,546)		1,505,058,943
Net Other Assets (Liabilities) - (4.2)%		(59,981,517)

Net Assets - 100.0%		$ 1,445,077,426

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica International Equity Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	10.3%	$ 155,103,671
Banks	7.8	117,463,636
Health Care Equipment & Supplies	6.0	90,683,802
Chemicals	5.8	87,401,931
Beverages	5.8	86,552,274
Food Products	5.0	75,008,215
Insurance	4.4	65,522,635
Software	4.3	64,152,837
Professional Services	3.7	55,438,343
Personal Products	3.7	55,044,578
Electrical Equipment	3.6	54,251,693
Capital Markets	3.4	51,252,121
Hotels, Restaurants & Leisure	3.2	47,984,700
Household Products	2.8	42,446,572
Oil, Gas & Consumable Fuels	2.7	41,116,540
Media	2.7	40,340,177
Textiles, Apparel & Luxury Goods	2.2	33,464,782
Machinery	2.2	33,398,151
Semiconductors & Semiconductor Equipment	2.0	30,401,787
Road & Rail	2.0	29,694,074
IT Services	1.9	28,585,214
Auto Components	1.7	25,912,025
Electronic Equipment, Instruments & Components	1.4	21,719,126
Aerospace & Defense	1.3	19,926,410
Building Products	1.2	18,292,457
Internet Software & Services	1.2	18,221,486
Multi-Utilities	1.2	17,726,514
Metals & Mining	1.1	16,908,147
Tobacco	1.0	15,100,456
Industrial Conglomerates	0.6	9,287,323
Life Sciences Tools & Services	0.6	8,816,889
Marine	0.5	7,164,672
Food & Staples Retailing	0.1	2,149,632

Investments, at Value	97.4	1,466,532,870
Short-Term Investments	2.6	38,526,073

Total Investments	100.0%	$ 1,505,058,943

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$157,063,345	$1,309,469,525	$—	$1,466,532,870
Securities Lending Collateral	22,841,186	—	—	22,841,186
Repurchase Agreement	—	15,684,887	—	15,684,887

Total Investments	$179,904,531	$1,325,154,412	$—	$1,505,058,943

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $21,748,445. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at January 31, 2018.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2018 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Australia - 3.1%
Ansell, Ltd.	38,823	$ 786,782
Bingo Industries, Ltd. (A)	592,394	1,222,018
Computershare, Ltd.	49,606	667,541
Domain Holdings Australia, Ltd. (A)	195,782	498,525
Iluka Resources, Ltd.	156,909	1,279,545
Link Administration Holdings, Ltd.	78,593	566,172
Mirvac Group, REIT	308,200	546,365

		5,566,948

Austria - 1.1%
Lenzing AG	11,875	1,509,724
S IMMO AG	27,500	514,188

		2,023,912

China - 1.9%
New Oriental Education & Technology Group, Inc., ADR	9,686	891,984
Shenzhou International Group Holdings, Ltd.	111,000	1,145,807
SINA Corp. (A)	7,328	859,208
Tarena International, Inc., ADR	28,394	379,912

		3,276,911

Denmark - 0.9%
FLSmidth & Co. A/S	27,500	1,621,236
OW Bunker A/S (B) (C) (D) (E) (F)	450,000	0

		1,621,236

Finland - 1.7%
Amer Sports OYJ (A) (B)	45,000	1,269,919
Huhtamaki OYJ (B)	38,750	1,653,543

		2,923,462

France - 6.9%
Albioma SA	45,000	1,173,264
Elis SA	45,000	1,257,069
Kaufman & Broad SA	36,250	1,892,060
Marie Brizard Wine & Spirits SA (A) (B)	95,000	1,450,751
Nexity SA (A)	25,000	1,505,379
SMCP SA (A) (G)	10,036	244,868
SPIE SA	85,000	2,112,745
Teleperformance	9,000	1,364,339
Ubisoft Entertainment SA (A)	15,000	1,283,886

		12,284,361

Germany - 3.6%
Aumann AG (A) (G)	12,500	1,033,590
Duerr AG	7,500	1,032,659
KION Group AG	6,500	596,540
RIB Software SE	36,250	1,226,868
Wacker Chemie AG	4,000	802,786
windeln.de SE (A) (B) (G)	187,500	584,304
XING SE	3,250	1,135,863

		6,412,610

Hong Kong - 2.5%
ASM Pacific Technology, Ltd.	61,400	838,274
Convenience Retail Asia, Ltd.	558,000	266,779

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Crystal International Group, Ltd. (A) (G)	713,500	$ 751,566
Dah Sing Banking Group, Ltd.	374,044	884,587
Johnson Electric Holdings, Ltd.	80,500	328,786
Techtronic Industries Co., Ltd.	206,000	1,371,990

		4,441,982

Indonesia - 0.1%
Matahari Department Store Tbk PT	304,700	253,187

Ireland - 4.7%
COSMO Pharmaceuticals NV (B)	5,750	856,245
Dalata Hotel Group PLC (A)	225,000	1,634,190
Glanbia PLC	32,500	555,624
Irish Continental Group PLC	125,000	892,364
Irish Residential Properties REIT PLC	600,000	1,117,395
Kingspan Group PLC	27,500	1,270,105
Origin Enterprises PLC	162,500	1,220,599
Smurfit Kappa Group PLC	25,000	877,155

		8,423,677

Italy - 5.1%
Anima Holding SpA (G)	287,500	2,411,167
Banca Sistema SpA (B) (G)	525,000	1,531,762
Cerved Information Solutions SpA	70,000	986,411
Credito Emiliano SpA	125,000	1,208,959
doBank SpA (A) (B) (G)	33,040	528,348
Maire Tecnimont SpA (B)	325,000	1,694,715
Prada SpA (B)	174,700	714,643

		9,076,005

Japan - 23.1%
Ai Holdings Corp.	61,600	1,645,375
AICA Kogyo Co., Ltd.	36,900	1,423,001
Arcs Co., Ltd.	37,000	859,165
Daibiru Corp.	112,900	1,425,082
Digital Garage, Inc. (B)	45,800	1,522,891
Eagle Industry Co., Ltd.	26,400	521,132
Fukushima Industries Corp.	28,700	1,288,174
Glory, Ltd.	44,600	1,740,368
Hitachi Transport System, Ltd.	60,000	1,553,723
JSP Corp.	40,200	1,338,527
Kakaku.com, Inc.	59,600	1,043,287
Kissei Pharmaceutical Co., Ltd.	17,200	486,049
Koito Manufacturing Co., Ltd.	24,000	1,686,177
Kureha Corp.	24,800	1,781,002
Lintec Corp.	23,900	683,045
Musashi Seimitsu Industry Co., Ltd.	32,600	1,039,187
Nabtesco Corp.	12,600	594,394
NEC Networks & System Integration Corp.	34,300	916,803
Nifco, Inc.	18,800	1,317,395
Nihon Parkerizing Co., Ltd.	70,100	1,212,960
Nippon Densetsu Kogyo Co., Ltd.	77,900	1,710,418
Nippon Shinyaku Co., Ltd.	20,400	1,403,353
Nishi-Nippon Financial Holdings, Inc.	73,400	959,438
Nitta Corp.	34,900	1,470,550
Obara Group, Inc.	16,700	1,150,353
OBIC Business Consultants Co., Ltd. (B)	14,000	791,243
Pola Orbis Holdings, Inc.	18,600	727,508
Shinmaywa Industries, Ltd.	72,200	691,115
Sumitomo Forestry Co., Ltd.	58,300	1,001,305
Tokai Tokyo Financial Holdings, Inc.	288,200	2,196,413
TPR Co., Ltd.	24,000	769,442
Trusco Nakayama Corp.	57,900	1,710,429

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Tsuruha Holdings, Inc.	11,600	$ 1,615,096
Unipres Corp.	26,500	701,763

		40,976,163

Luxembourg - 2.7%
Befesa SA (A) (G)	25,000	1,241,550
Grand City Properties SA	62,500	1,518,570
L’Occitane International SA	292,000	541,249
Senvion SA (A)	120,000	1,433,245

		4,734,614

Malaysia - 0.4%
Bursa Malaysia Bhd.	259,800	726,527

Netherlands - 7.8%
AMG Advanced Metallurgical Group NV	42,500	2,276,319
Basic-Fit NV (A) (G)	82,500	2,243,170
Fugro NV, CVA (A)	37,500	625,275
OCI NV (A)	67,500	1,710,452
Philips Lighting NV (G)	40,000	1,574,285
SIF Holding NV (B)	96,250	2,019,536
TKH Group NV, CVA	25,000	1,662,125
Van Lanschot Kempen NV, CVA (A)	50,000	1,697,819

		13,808,981

New Zealand - 0.5%
Fletcher Building, Ltd.	167,035	961,383

Philippines - 0.6%
CEMEX Holdings Philippines, Inc. (A) (G)	3,561,000	291,544
D&L Industries, Inc.	1,548,700	367,703
Pilipinas Shell Petroleum Corp.	295,770	360,055

		1,019,302

Republic of Korea - 3.2%
Douzone Bizon Co., Ltd.	6,370	285,736
Koh Young Technology, Inc.	3,046	268,416
Mando Corp.	4,571	1,187,856
Medy-Tox, Inc.	1,715	976,467
NCSoft Corp.	4,316	1,786,461
Netmarble Games Corp. (A) (G)	3,699	602,731
S-1 Corp.	5,974	556,085

		5,663,752

Singapore - 0.7%
First Resources, Ltd. (B)	399,800	579,067
UOL Group, Ltd.	96,500	673,102

		1,252,169

Spain - 2.3%
Aedas Homes SAU (A) (G)	35,000	1,364,463
Naturhouse Health SAU (B)	221,565	1,203,493
Unicaja Banco SA (A) (G)	812,500	1,431,429

		3,999,385

Sweden - 4.4%
Ahlsell AB (G)	225,000	1,516,200
Bravida Holding AB (G)	212,500	1,512,868
Coor Service Management Holding AB (G)	100,000	841,381
Intrum Justitia AB (B)	32,500	1,205,980
Loomis AB, Class B	18,750	749,534
Nordax Group AB (B) (G)	300,000	1,998,756

		7,824,719

	Shares	Value
COMMON STOCKS (continued)
Switzerland - 4.4%
Ascom Holding AG	35,000	$ 906,258
Comet Holding AG (A)	7,500	1,309,428
Helvetia Holding AG	2,500	1,489,390
Interroll Holding AG	800	1,323,664
Logitech International SA	30,000	1,258,985
OC Oerlikon Corp. AG (A)	45,000	803,062
u-blox Holding AG (A) (B)	3,750	786,060

		7,876,847

Taiwan - 3.7%
Aerospace Industrial Development Corp.	639,829	772,743
Chroma ATE, Inc.	331,000	1,885,231
CTCI Corp.	247,000	383,905
Gourmet Master Co., Ltd.	67,210	974,292
King Slide Works Co., Ltd.	53,000	719,202
Merida Industry Co., Ltd.	117,220	553,010
Nien Made Enterprise Co., Ltd.	56,000	576,418
Novatek Microelectronics Corp.	108,000	453,929
Toung Loong Textile Manufacturing	133,000	328,102

		6,646,832

Thailand - 0.3%
Supalai PCL	749,500	562,364

United Kingdom - 13.2%
Auto Trader Group PLC (G)	160,000	818,060
Cineworld Group PLC (B)	100,000	731,932
Coats Group PLC	739,731	824,491
Cranswick PLC	21,474	895,792
Dechra Pharmaceuticals PLC	32,000	1,090,444
Diploma PLC	55,000	912,111
Dunelm Group PLC	95,000	863,269
Eddie Stobart Logistics PLC	210,203	426,793
Elementis PLC	235,000	964,291
Grainger PLC	225,000	921,979
Halma PLC	30,000	543,944
HomeServe PLC	85,000	944,981
Howden Joinery Group PLC	110,000	725,160
IG Group Holdings PLC	50,000	548,772
Intermediate Capital Group PLC	50,000	822,093
J D Wetherspoon PLC	41,000	732,912
Just Group PLC	150,000	312,651
Keller Group PLC	32,500	460,528
LondonMetric Property PLC, REIT	145,000	368,934
Lookers PLC	180,000	234,360
Micro Focus International PLC	14,000	427,375
Northgate PLC	130,000	749,397
Pets at Home Group PLC	235,000	596,259
Photo-Me International PLC	265,000	688,556
Redrow PLC	68,167	579,753
Restaurant Group PLC	150,000	540,537
Safestore Holdings PLC, REIT	140,000	991,509
SDL PLC	100,000	648,871
Soco International PLC	150,000	244,924
SSP Group PLC	103,000	891,360
Superdry PLC	25,000	618,699
Ted Baker PLC	22,000	937,101
Telecom Plus PLC	50,000	823,513
Zeal Network SE	17,500	543,178

		23,424,529

Total Common Stocks (Cost $139,632,424)		175,781,858

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 7.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (H)	13,669,218	$ 13,669,218

Total Securities Lending Collateral (Cost $13,669,218)		13,669,218

Total Investments (Cost $153,301,642)		189,451,076
Net Other Assets (Liabilities) - (6.6)%		(11,715,108)

Net Assets - 100.0%		$ 177,735,968

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2018 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Machinery	6.6%	$ 12,443,671
Commercial Services & Supplies	6.2	11,644,211
Chemicals	5.5	10,370,490
Banks	5.1	9,712,750
Real Estate Management & Development	4.5	8,485,127
Hotels, Restaurants & Leisure	4.0	7,559,639
Auto Components	3.8	7,222,952
Software	3.7	7,053,171
Electrical Equipment	3.7	7,017,977
Capital Markets	3.5	6,704,972
Construction & Engineering	3.1	5,870,802
Household Durables	2.9	5,421,526
Electronic Equipment, Instruments & Components	2.8	5,383,978
Trading Companies & Distributors	2.6	4,863,900
Textiles, Apparel & Luxury Goods	2.5	4,701,710
Internet Software & Services	2.3	4,354,943
Specialty Retail	2.3	4,302,197
Pharmaceuticals	2.0	3,836,091
IT Services	1.9	3,673,407
Metals & Mining	1.9	3,555,864
Food Products	1.7	3,251,082
Equity Real Estate Investment Trusts	1.6	3,024,203
Food & Staples Retailing	1.5	2,741,040
Road & Rail	1.4	2,729,913
Building Products	1.4	2,693,106
Containers & Packaging	1.3	2,530,698
Leisure Products	1.3	2,511,485
Semiconductors & Semiconductor Equipment	1.2	2,346,679
Insurance	1.0	1,802,041
Beverages	0.8	1,450,751
Professional Services	0.7	1,364,339
Diversified Consumer Services	0.7	1,271,896
Technology Hardware, Storage & Peripherals	0.7	1,258,985
Construction Materials	0.7	1,252,927
Independent Power & Renewable Electricity Producers	0.6	1,173,264
Diversified Financial Services	0.5	986,411
Biotechnology	0.5	976,467
Communications Equipment	0.5	906,258
Marine	0.5	892,364
Multi-Utilities	0.4	823,513
Health Care Equipment & Supplies	0.4	786,782
Aerospace & Defense	0.4	772,743
Media	0.4	731,932
Personal Products	0.4	727,508
Energy Equipment & Services	0.3	625,275
Oil, Gas & Consumable Fuels	0.3	604,979
Internet & Direct Marketing Retail	0.3	584,304
Consumer Finance	0.3	528,348
Multiline Retail	0.1	253,187

Investments, at Value	92.8	175,781,858
Short-Term Investments	7.2	13,669,218

Total Investments	100.0%	$ 189,451,076

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2018 Form N-Q

Transamerica International Small Cap

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,131,104	$173,650,754	$—	$175,781,858
Securities Lending Collateral	13,669,218	—	—	13,669,218

Total Investments	$15,800,322	$173,650,754	$—	$189,451,076

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $12,992,008. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is Level 3 of the fair value hierarchy.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2018, value of the security is $0, representing less than 0.1% of the Fund’s net assets.
(E)	Illiquid security. At January 31, 2018, the value of such securities amounted to $0 or less than 0.1% of the Fund’s net assets.
(F)	Security deemed worthless.
(G)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the total value of 144A securities is $22,522,042, representing 12.7% of the Fund’s net assets.
(H)	Rate disclosed reflects the yield at January 31, 2018.
(I)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2018 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Australia - 5.5%
Australian Property Systems, Ltd.	2,919,561	$ 10,774,824
Charter Hall Group, REIT	1,480,832	7,040,200
FlexiGroup, Ltd. (A)	4,270,026	6,227,823
IMF Bentham, Ltd. (A)	2,714,549	6,846,509
Pact Group Holdings, Ltd.	2,583,922	11,035,257
Senex Energy, Ltd. (A) (B)	12,163,600	3,675,535
WPP Aunz, Ltd. (A)	8,318,226	6,300,655

		51,900,803

Belgium - 2.9%
Barco NV	87,962	10,855,394
D’ieteren SA	193,208	9,014,590
Fagron (B)	539,148	7,610,840

		27,480,824

Canada - 0.7%
Entertainment One, Ltd.	1,349,200	6,191,416

Denmark - 3.6%
Nilfisk Holding A/S (B)	118,674	6,889,407
NKT A/S (B)	118,674	5,174,974
Scandinavian Tobacco Group A/S (C)	542,100	10,978,554
Schouw & Co. AB	106,667	10,801,046

		33,843,981

Finland - 2.3%
Raisio OYJ, V Shares	2,047,442	11,350,034
Ramirent OYJ	1,071,435	10,754,989

		22,105,023

France - 3.7%
ICADE, REIT	97,000	10,513,567
Rothschild & Co.	408,400	16,884,728
Sopra Steria Group	38,900	7,896,443

		35,294,738

Germany - 6.0%
Bertrandt AG	83,309	10,684,553
DIC Asset AG	693,678	8,905,177
Gerresheimer AG	193,800	16,915,047
SAF-Holland SA	498,900	11,706,833
Takkt AG	304,413	8,465,943

		56,677,553

Greece - 0.4%
Motor Oil Hellas Corinth Refineries SA	134,651	3,368,595

Hong Kong - 4.6%
First Pacific Co., Ltd.	16,188,950	11,547,793
Great Eagle Holdings, Ltd.	1,536,193	8,061,299
Hopewell Holdings, Ltd.	1,517,500	6,159,118
Kerry Logistics Network, Ltd.	6,380,800	9,200,901
NewOcean Energy Holdings, Ltd. (B)	9,953,220	2,506,547
Pacific Textiles Holdings, Ltd.	5,973,500	6,261,651

		43,737,309

Ireland - 2.0%
Smurfit Kappa Group PLC	533,210	18,708,310

	Shares	Value
COMMON STOCKS (continued)
Italy - 3.8%
ASTM SpA	371,600	$ 10,080,713
Danieli & C Officine Meccaniche SpA	495,890	9,826,127
Prysmian SpA	455,600	16,030,522

		35,937,362

Japan - 32.5%
Aida Engineering, Ltd.	548,500	7,727,334
Air Water, Inc.	452,300	9,657,519
Capcom Co., Ltd.	385,400	14,668,288
Chugoku Marine Paints, Ltd. (A)	1,290,300	11,216,403
Coca-Cola Bottlers Japan, Inc.	293,500	10,364,042
D.A. Consortium Holdings, Inc.	477,300	10,510,481
Daiichikosho Co., Ltd.	87,900	4,782,688
Denka Co., Ltd.	693,060	27,584,004
Dynam Japan Holdings Co., Ltd.	4,250,700	5,835,940
Eiken Chemical Co., Ltd.	25,000	1,110,653
GMO internet, Inc. (A)	269,400	4,900,874
Hakuhodo DY Holdings, Inc.	777,800	11,670,206
Hikari Tsushin, Inc.	107,300	15,578,501
Kaken Pharmaceutical Co., Ltd.	152,200	7,974,572
Kenedix, Inc.	723,800	4,601,238
Kintetsu World Express, Inc.	699,600	15,386,458
Kumiai Chemical Industry Co., Ltd. (A)	1,190,400	7,709,195
Kyushu Railway Co.	331,900	10,655,945
Matsumotokiyoshi Holdings Co., Ltd.	175,700	7,202,139
Nakanishi, Inc.	263,800	14,329,340
Nichiha Corp.	230,700	9,287,593
Rohto Pharmaceutical Co., Ltd.	460,600	12,421,053
Sanwa Holdings Corp.	1,287,500	17,855,409
Shinoken Group Co., Ltd. (A)	162,300	3,902,514
SKY Perfect JSAT Holdings, Inc.	1,039,800	4,905,166
Sogo Medical Co., Ltd.	114,000	6,839,791
Square Enix Holdings Co., Ltd.	277,700	12,655,102
Token Corp.	94,100	10,808,958
Trend Micro, Inc.	173,900	9,366,419
Wakita & Co., Ltd.	459,500	5,677,984
Welcia Holdings Co., Ltd.	215,600	9,143,794

		306,329,603

Netherlands - 1.5%
BinckBank NV	822,644	4,453,101
Boskalis Westminster	240,500	9,596,769

		14,049,870

New Zealand - 1.7%
Air New Zealand, Ltd.	7,013,402	15,919,064

Norway - 0.6%
ABG Sundal Collier Holding ASA	6,785,560	5,474,994

Philippines - 0.3%
Alliance Global Group, Inc. (B)	10,822,900	3,236,321

Republic of Korea - 3.0%
Eugene Technology Co., Ltd.	265,351	5,541,347
Interpark Holdings Corp.	853,919	3,386,568
NongShim Co., Ltd.	25,900	7,846,280
Value Added Technology Co., Ltd.	309,200	10,988,566

		27,762,761

Spain - 1.7%
Cia de Distribucion Integral Logista Holdings SA	638,264	15,563,452

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Sweden - 4.2%
Cloetta AB, B Shares	2,489,280	$ 10,279,467
Dios Fastigheter AB	2,256,774	15,980,912
Nobina AB (C)	987,776	7,007,282
Scandic Hotels Group AB (C)	542,300	6,001,162

		39,268,823

Switzerland - 2.6%
Pargesa Holding SA	204,635	18,666,142
Swissquote Group Holding SA	123,476	6,102,494

		24,768,636

United Kingdom - 14.7%
Bovis Homes Group PLC	605,800	9,422,887
Dialog Semiconductor PLC (B)	105,387	3,204,350
IG Group Holdings PLC	1,288,235	14,138,942
Inchcape PLC	626,600	6,445,715
Inmarsat PLC	1,062,400	7,006,742
Intermediate Capital Group PLC	875,535	14,395,421
International Personal Finance PLC	1,992,550	5,612,976
Lancashire Holdings, Ltd.	805,700	7,527,341
Northgate PLC	1,480,806	8,536,238
Pendragon PLC	14,772,002	4,761,102
Rentokil Initial PLC	1,894,900	7,990,704
Savills PLC	1,215,400	17,671,015
Thomas Cook Group PLC	4,982,600	8,928,072
UBM PLC	1,780,364	22,952,868

		138,594,373

Total Common Stocks (Cost $743,820,494)		926,213,811

SECURITIES LENDING COLLATERAL - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (D)	8,891,086	8,891,086

Total Securities Lending Collateral (Cost $8,891,086)		8,891,086

	Principal	Value
REPURCHASE AGREEMENT - 1.9%
Fixed Income Clearing Corp., 0.54% (D), dated 01/31/2018, to be repurchased at $18,069,409 on 02/01/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2021, and with a value of $18,435,556.	$ 18,069,138	18,069,138

Total Repurchase Agreement (Cost $18,069,138)		18,069,138

Total Investments (Cost $770,780,718)		953,174,035
Net Other Assets (Liabilities) - (1.1)%		(10,487,621)

Net Assets - 100.0%		$ 942,686,414

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Media	8.2%	$ 78,088,304
Capital Markets	6.5	61,449,680
Real Estate Management & Development	6.2	59,122,155
Chemicals	5.9	56,167,121
Food Products	4.2	40,276,827
Air Freight & Logistics	4.2	40,150,811
Diversified Financial Services	3.9	37,060,444
Software	3.9	36,689,809
Containers & Packaging	3.1	29,743,567
Building Products	2.9	27,143,002
Health Care Equipment & Supplies	2.8	26,428,559
Road & Rail	2.8	26,199,465
Machinery	2.6	24,442,868
Food & Staples Retailing	2.4	23,185,724
Electrical Equipment	2.2	21,205,496
Hotels, Restaurants & Leisure	2.2	20,765,174
Pharmaceuticals	2.1	20,395,625
Specialty Retail	2.1	20,339,603
Household Durables	2.1	20,231,845
Equity Real Estate Investment Trusts	1.8	17,553,767
Life Sciences Tools & Services	1.8	16,915,047
Trading Companies & Distributors	1.7	16,432,973
Airlines	1.7	15,919,064
Distributors	1.6	15,460,305
Consumer Finance	1.2	11,840,799
Auto Components	1.2	11,706,833
Tobacco	1.2	10,978,554
Electronic Equipment, Instruments & Components	1.1	10,855,394
Professional Services	1.1	10,684,553
Beverages	1.1	10,364,042
Transportation Infrastructure	1.1	10,080,713
Construction & Engineering	1.0	9,596,769
Oil, Gas & Consumable Fuels	1.0	9,550,677
Industrial Conglomerates	1.0	9,395,439
Semiconductors & Semiconductor Equipment	0.9	8,745,697
Internet & Catalog Retail	0.9	8,465,943
Commercial Services & Supplies	0.8	7,990,704
IT Services	0.8	7,896,443
Health Care Providers & Services	0.8	7,610,840
Insurance	0.8	7,527,341
Diversified Telecommunication Services	0.7	7,006,742
Textiles, Apparel & Luxury Goods	0.7	6,261,651
Internet Software & Services	0.5	4,900,874
Internet & Direct Marketing Retail	0.4	3,386,568

Investments, at Value	97.2	926,213,811
Short-Term Investments	2.8	26,960,224

Total Investments	100.0%	$ 953,174,035

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2018 Form N-Q

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$—	$926,213,811	$—	$926,213,811
Securities Lending Collateral	8,891,086	—	—	8,891,086
Repurchase Agreement	—	18,069,138	—	18,069,138

Total Investments	$8,891,086	$944,282,949	$—	$953,174,035

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $8,435,315. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the total value of 144A securities is $23,986,998, representing 2.5% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at January 31, 2018.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2018 Form N-Q

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Aerospace & Defense - 3.0%
Textron, Inc.	221,979	$ 13,023,508
United Technologies Corp.	400,000	55,204,000

		68,227,508

Auto Components - 2.0%
American Axle & Manufacturing Holdings, Inc. (A)	1,000,000	17,650,000
Goodyear Tire & Rubber Co.	785,000	27,333,700

		44,983,700

Automobiles - 2.6%
General Motors Co.	1,360,000	57,677,600

Banks - 13.3%
Bank of America Corp.	2,010,000	64,320,000
Citigroup, Inc.	1,000,000	78,480,000
Huntington Bancshares, Inc.	3,400,000	55,012,000
JPMorgan Chase & Co.	870,000	100,632,900

		298,444,900

Capital Markets - 3.4%
Morgan Stanley	1,350,000	76,342,500

Chemicals - 4.0%
DowDuPont, Inc.	1,200,000	90,696,000

Communications Equipment - 5.1%
Nokia OYJ, ADR (B)	23,800,000	114,478,000

Construction Materials - 1.3%
Summit Materials, Inc., Class A (A)	900,000	28,755,000

Diversified Financial Services - 1.6%
Voya Financial, Inc.	701,938	36,437,602

Diversified Telecommunication Services - 4.3%
AT&T, Inc.	2,575,000	96,433,750

Electrical Equipment - 5.9%
Atkore International Group, Inc. (A)	1,446,653	33,822,747
Eaton Corp. PLC	1,165,000	97,825,050

		131,647,797

Electronic Equipment, Instruments & Components - 3.1%
Corning, Inc.	2,200,000	68,684,000

Energy Equipment & Services - 0.5%
Baker Hughes a GE Co.	334,600	10,757,390

Food Products - 11.2%
Pinnacle Foods, Inc.	1,779,693	110,234,184
Post Holdings, Inc. (A)	805,000	60,914,350
TreeHouse Foods, Inc. (A)	1,730,000	81,586,800

		252,735,334

Household Durables - 2.2%
Whirlpool Corp.	270,000	48,983,400

Insurance - 8.3%
American International Group, Inc.	1,083,069	69,229,771
Athene Holding, Ltd., Class A (A)	900,000	45,144,000

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Axis Capital Holdings, Ltd.	245,508	$ 12,405,519
Chubb, Ltd.	377,712	58,979,729

		185,759,019

Life Sciences Tools & Services - 0.3%
Fluidigm Corp. (A) (C) (D)	1,275,129	7,816,541

Media - 1.8%
Walt Disney Co.	375,000	40,751,250

Oil, Gas & Consumable Fuels - 10.6%
EOG Resources, Inc.	255,000	29,325,000
Hess Corp.	1,800,000	90,918,000
Occidental Petroleum Corp.	1,581,389	118,556,733

		238,799,733

Pharmaceuticals - 7.5%
Allergan PLC	200,000	36,052,000
Merck & Co., Inc.	745,000	44,141,250
Pfizer, Inc.	2,400,000	88,896,000

		169,089,250

Semiconductors & Semiconductor Equipment - 3.0%
Intel Corp.	1,380,000	66,433,200

Software - 1.0%
Dell Technologies, Inc., Class V (A)	299,970	21,507,849

Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	300,000	50,229,000

Total Common Stocks (Cost $1,920,906,333)		2,205,670,323

SECURITIES LENDING COLLATERAL - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (E)	2,585,405	2,585,405

Total Securities Lending Collateral (Cost $2,585,405)		2,585,405

	Principal	Value
REPURCHASE AGREEMENT - 3.6%
Fixed Income Clearing Corp., 0.54% (E), dated 01/31/2018, to be repurchased at $81,170,244 on 02/01/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2021, and with a value of $82,794,847.	$ 81,169,026	81,169,026

Total Repurchase Agreement (Cost $81,169,026)		81,169,026

Total Investments (Cost $2,004,660,764)		2,289,424,754
Net Other Assets (Liabilities) - (1.9)%		(43,343,443)

Net Assets - 100.0%		$ 2,246,081,311

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,205,670,323	$—	$—	$2,205,670,323
Securities Lending Collateral	2,585,405	—	—	2,585,405
Repurchase Agreement	—	81,169,026	—	81,169,026

Total Investments	$2,208,255,728	$81,169,026	$—	$2,289,424,754

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $2,487,160. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Illiquid security. At January 31, 2018, the value of such securities amounted to $7,816,541 or 0.3% of the Fund’s net assets.
(D)	Restricted security. At January 31, 2018, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Fluidigm Corp.	08/10/2017	$10,616,234	$7,816,541	0.3%

(E)	Rates disclosed reflect the yields at January 31, 2018.
(F)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Large Core

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 0.8%
Huntington Ingalls Industries, Inc.	10,731	$ 2,549,042

Airlines - 3.3%
American Airlines Group, Inc.	46,339	2,517,135
Delta Air Lines, Inc.	70,293	3,990,534
Southwest Airlines Co.	61,018	3,709,894

		10,217,563

Auto Components - 2.0%
Lear Corp.	18,106	3,496,993
Magna International, Inc.	45,050	2,574,607

		6,071,600

Automobiles - 1.7%
Fiat Chrysler Automobiles NV (A) (B)	76,244	1,842,817
General Motors Co.	78,768	3,340,551

		5,183,368

Banks - 3.9%
Bank of America Corp.	229,899	7,356,768
Citigroup, Inc.	4,249	333,462
Citizens Financial Group, Inc.	84,960	3,899,664
JPMorgan Chase & Co.	3,300	381,711

		11,971,605

Beverages - 1.9%
PepsiCo, Inc.	47,875	5,759,363

Biotechnology - 2.0%
Biogen, Inc. (B)	3,198	1,112,296
Gilead Sciences, Inc.	39,911	3,344,542
Vertex Pharmaceuticals, Inc. (B)	10,834	1,807,870

		6,264,708

Building Products - 1.2%
Masco Corp.	83,249	3,717,900

Capital Markets - 2.0%
Ameriprise Financial, Inc.	21,188	3,574,416
Morgan Stanley	38,028	2,150,483
S&P Global, Inc.	2,580	467,238

		6,192,137

Chemicals - 2.8%
Celanese Corp., Series A	29,818	3,225,115
Chemours Co.	4,340	224,031
Eastman Chemical Co.	3,155	312,913
LyondellBasell Industries NV, Class A	27,452	3,289,847
Westlake Chemical Corp.	12,988	1,462,449

		8,514,355

Communications Equipment - 0.6%
F5 Networks, Inc. (B)	13,706	1,981,065

Construction & Engineering - 1.8%
Jacobs Engineering Group, Inc.	42,106	2,924,683
Quanta Services, Inc. (B)	67,105	2,582,871

		5,507,554

	Shares	Value
COMMON STOCKS (continued)
Consumer Finance - 2.4%
Ally Financial, Inc.	104,668	$ 3,115,966
Discover Financial Services	41,638	3,322,713
Navient Corp.	63,944	911,202

		7,349,881

Diversified Financial Services - 1.0%
Leucadia National Corp.	112,056	3,033,356

Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	114,698	6,201,721

Electric Utilities - 1.3%
Entergy Corp.	41,809	3,289,950
Pinnacle West Capital Corp.	9,004	719,870

		4,009,820

Electronic Equipment, Instruments & Components - 1.3%
TE Connectivity, Ltd.	40,394	4,141,597

Food & Staples Retailing - 2.5%
Kroger Co.	45,042	1,367,475
Sysco Corp.	35,396	2,225,347
Wal-Mart Stores, Inc.	37,007	3,944,946

		7,537,768

Food Products - 1.4%
Conagra Brands, Inc.	28,189	1,071,182
Hershey Co.	30,258	3,338,365

		4,409,547

Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	58,166	4,189,697

Health Care Providers & Services - 3.9%
Anthem, Inc.	7,033	1,743,129
Centene Corp. (B)	11,120	1,192,509
Express Scripts Holding Co. (B)	26,936	2,132,792
Humana, Inc.	12,565	3,541,194
Laboratory Corp. of America Holdings (B)	18,742	3,270,479

		11,880,103

Hotels, Restaurants & Leisure - 2.1%
Las Vegas Sands Corp.	20,117	1,559,470
Royal Caribbean Cruises, Ltd.	15,204	2,030,494
Wyndham Worldwide Corp.	14,904	1,850,033
Wynn Resorts, Ltd.	5,696	943,201

		6,383,198

Household Durables - 2.2%
D.R. Horton, Inc.	70,233	3,444,928
PulteGroup, Inc.	105,819	3,368,219

		6,813,147

Household Products - 0.1%
Colgate-Palmolive Co.	4,396	326,359

Independent Power & Renewable Electricity Producers - 0.6%
AES Corp.	166,340	1,922,890

Insurance - 6.0%
Aflac, Inc.	37,519	3,309,176
Allstate Corp.	38,663	3,818,744
Lincoln National Corp.	46,310	3,834,468

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Prudential Financial, Inc.	35,163	$ 4,178,068
Unum Group	64,668	3,439,691

		18,580,147

Internet Software & Services - 2.7%
Alphabet, Inc., Class A (B)	1,900	2,246,218
eBay, Inc. (B)	63,805	2,589,207
VeriSign, Inc. (A) (B)	30,645	3,521,723

		8,357,148

IT Services - 2.7%
Cognizant Technology Solutions Corp., Class A	53,554	4,176,141
Mastercard, Inc., Class A	24,806	4,192,214

		8,368,355

Machinery - 1.9%
Cummins, Inc.	18,248	3,430,624
PACCAR, Inc.	30,949	2,307,558

		5,738,182

Media - 0.8%
News Corp., Class A	143,940	2,462,813

Metals & Mining - 0.3%
Teck Resources, Ltd., Class B	34,222	994,149

Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	3,919	203,279

Oil, Gas & Consumable Fuels - 6.3%
Andeavor	21,924	2,371,300
Chevron Corp.	18,980	2,379,143
ConocoPhillips	51,092	3,004,720
Marathon Oil Corp.	71,678	1,303,823
Marathon Petroleum Corp.	55,108	3,817,331
Phillips 66	17,740	1,816,576
Southwestern Energy Co. (B)	111,513	472,815
Valero Energy Corp.	43,638	4,187,939

		19,353,647

Pharmaceuticals - 7.6%
Bristol-Myers Squibb Co.	42,325	2,649,545
Eli Lilly & Co.	27,286	2,222,445
Johnson & Johnson	59,030	8,157,356
Merck & Co., Inc.	66,781	3,956,774
Pfizer, Inc.	171,625	6,356,990

		23,343,110

Professional Services - 0.8%
Robert Half International, Inc.	42,307	2,448,729

Real Estate Management & Development - 1.2%
CBRE Group, Inc., Class A (B)	83,928	3,834,670

Road & Rail - 0.3%
JB Hunt Transport Services, Inc.	8,044	971,957

Semiconductors & Semiconductor Equipment - 4.3%
Applied Materials, Inc.	59,211	3,175,486
KLA-Tencor Corp.	19,761	2,169,758
Lam Research Corp.	11,583	2,218,376

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc. (B)	45,213	$ 1,976,712
Texas Instruments, Inc.	34,103	3,740,076

		13,280,408

Software - 9.1%
CA, Inc.	21,520	771,492
Cadence Design Systems, Inc. (B)	73,413	3,293,307
Citrix Systems, Inc. (B)	34,850	3,232,686
Intuit, Inc.	22,394	3,759,952
Microsoft Corp.	138,176	13,128,102
Synopsys, Inc. (B)	40,698	3,769,042

		27,954,581

Specialty Retail - 2.6%
Bed Bath & Beyond, Inc.	57,493	1,326,938
Best Buy Co., Inc.	21,817	1,593,950
Foot Locker, Inc.	17,899	879,736
Gap, Inc.	28,936	961,833
Lowe’s Cos., Inc.	29,474	3,086,812

		7,849,269

Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	48,331	8,092,059
HP, Inc.	117,509	2,740,310
Western Digital Corp.	14,759	1,313,256

		12,145,625

Textiles, Apparel & Luxury Goods - 0.6%
Michael Kors Holdings, Ltd. (B)	29,693	1,959,738

Tobacco - 1.2%
Altria Group, Inc.	43,322	3,047,270
Philip Morris International, Inc.	5,626	603,276

		3,650,546

Trading Companies & Distributors - 0.7%
United Rentals, Inc. (B)	11,574	2,096,167

Total Common Stocks (Cost $259,509,363)		305,721,864

SECURITIES LENDING COLLATERAL - 1.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (C)	3,626,628	3,626,628

Total Securities Lending Collateral (Cost $3,626,628)		3,626,628

Total Investments (Cost $263,135,991)		309,348,492
Net Other Assets (Liabilities) - (0.5)%		(1,432,266)

Net Assets - 100.0%		$ 307,916,226

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$305,721,864	$—	$—	$305,721,864
Securities Lending Collateral	3,626,628	—	—	3,626,628

Total Investments	$309,348,492	$—	$—	$309,348,492

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,554,312. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rate disclosed reflects the yield at January 31, 2018.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2018 Form N-Q

Transamerica Large Growth

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Aerospace & Defense - 2.6%
Boeing Co.	65,689	$ 23,278,211

Air Freight & Logistics - 1.0%
FedEx Corp.	35,223	9,245,333

Airlines - 0.3%
United Continental Holdings, Inc. (A)	34,575	2,344,876

Automobiles - 0.7%
Tesla, Inc. (A) (B)	18,841	6,675,555

Banks - 2.1%
JPMorgan Chase & Co.	90,702	10,491,501
M&T Bank Corp.	15,544	2,965,484
PNC Financial Services Group, Inc.	14,437	2,281,335
SVB Financial Group (A)	12,784	3,151,895

		18,890,215

Beverages - 1.3%
Monster Beverage Corp. (A)	176,638	12,052,011

Biotechnology - 4.3%
AbbVie, Inc.	54,546	6,121,152
Alexion Pharmaceuticals, Inc. (A)	39,257	4,684,145
Biogen, Inc. (A)	10,480	3,645,049
BioMarin Pharmaceutical, Inc. (A)	48,385	4,365,778
Celgene Corp. (A)	56,073	5,672,345
Incyte Corp. (A)	21,802	1,968,503
Regeneron Pharmaceuticals, Inc. (A)	7,409	2,716,510
Seattle Genetics, Inc. (A)	13,100	685,130
TESARO, Inc. (A)	16,422	1,107,828
Vertex Pharmaceuticals, Inc. (A)	48,661	8,120,061

		39,086,501

Building Products - 0.4%
Fortune Brands Home & Security, Inc.	44,809	3,178,302

Capital Markets - 1.7%
BlackRock, Inc.	6,487	3,644,397
Goldman Sachs Group, Inc.	27,693	7,418,678
Intercontinental Exchange, Inc.	56,465	4,169,375

		15,232,450

Chemicals - 1.5%
Albemarle Corp.	43,175	4,817,898
PPG Industries, Inc.	49,034	5,821,807
Sherwin-Williams Co.	6,334	2,641,975

		13,281,680

Consumer Finance - 0.5%
Capital One Financial Corp.	42,527	4,421,107

Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	110,790	5,990,415

Electrical Equipment - 0.8%
AMETEK, Inc.	55,806	4,257,998
Eaton Corp. PLC	38,320	3,217,730

		7,475,728

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 0.9%
CDW Corp.	42,301	$ 3,163,692
Corning, Inc.	75,243	2,349,086
IPG Photonics Corp. (A)	9,900	2,494,305

		8,007,083

Energy Equipment & Services - 0.4%
Schlumberger, Ltd.	47,512	3,495,933

Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	72,244	14,078,188
Wal-Mart Stores, Inc.	29,919	3,189,366

		17,267,554

Food Products - 0.3%
Blue Buffalo Pet Products, Inc. (A) (B)	72,899	2,477,108

Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	58,128	4,186,960
Boston Scientific Corp. (A)	131,729	3,683,143
Hologic, Inc. (A)	67,564	2,884,983
IDEXX Laboratories, Inc. (A)	3,608	674,840
Medtronic PLC	46,604	4,002,817

		15,432,743

Health Care Providers & Services - 2.5%
Aetna, Inc.	26,152	4,885,717
UnitedHealth Group, Inc.	76,186	18,039,321

		22,925,038

Hotels, Restaurants & Leisure - 3.1%
Hilton Worldwide Holdings, Inc.	56,169	4,810,875
Marriott International, Inc., Class A	66,087	9,737,259
McDonald’s Corp.	51,130	8,750,388
Starbucks Corp.	76,820	4,364,144

		27,662,666

Household Durables - 0.5%
Mohawk Industries, Inc. (A)	15,287	4,296,564

Household Products - 0.5%
Colgate-Palmolive Co.	58,626	4,352,394

Insurance - 0.4%
Allstate Corp.	41,284	4,077,621

Internet & Direct Marketing Retail - 8.6%
Amazon.com, Inc. (A)	28,115	40,791,772
Netflix, Inc. (A)	76,773	20,751,742
Priceline Group, Inc. (A)	6,755	12,915,898
Wayfair, Inc., Class A (A)	28,446	2,617,316

		77,076,728

Internet Software & Services - 13.9%
Alibaba Group Holding, Ltd., ADR (A)	94,527	19,310,921
Alphabet, Inc., Class A (A)	26,360	31,163,319
Alphabet, Inc., Class C (A)	17,265	20,199,014
Facebook, Inc., Class A (A)	174,477	32,608,007
GoDaddy, Inc., Class A (A)	106,823	5,899,834
Tencent Holdings, Ltd.	262,222	15,540,273

		124,721,368

IT Services - 8.0%
FleetCor Technologies, Inc. (A)	51,104	10,859,600

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Global Payments, Inc.	46,361	$ 5,182,233
Mastercard, Inc., Class A	165,064	27,895,816
PayPal Holdings, Inc. (A)	133,871	11,421,874
Square, Inc., Class A (A) (B)	52,678	2,471,125
Visa, Inc., Class A	115,523	14,351,422

		72,182,070

Life Sciences Tools & Services - 1.3%
Illumina, Inc. (A)	22,068	5,133,900
Thermo Fisher Scientific, Inc.	28,646	6,419,855

		11,553,755

Machinery - 3.4%
Caterpillar, Inc.	41,651	6,779,950
Gardner Denver Holdings, Inc. (A)	73,481	2,540,973
Illinois Tool Works, Inc.	23,326	4,051,026
Middleby Corp. (A) (B)	19,590	2,669,333
Nordson Corp.	25,462	3,659,399
Parker-Hannifin Corp.	32,441	6,534,266
Snap-on, Inc.	24,251	4,154,439

		30,389,386

Media - 1.9%
Charter Communications, Inc., Class A (A)	16,590	6,258,578
Comcast Corp., Class A	250,819	10,667,332

		16,925,910

Multiline Retail - 0.7%
Dollar Tree, Inc. (A)	53,162	6,113,630

Oil, Gas & Consumable Fuels - 1.0%
Concho Resources, Inc. (A)	38,632	6,082,222
Continental Resources, Inc. (A)	55,588	3,086,802

		9,169,024

Personal Products - 1.5%
Estee Lauder Cos., Inc., Class A	96,932	13,081,943

Pharmaceuticals - 1.7%
Allergan PLC	24,193	4,361,030
Bristol-Myers Squibb Co.	181,709	11,374,984

		15,736,014

Professional Services - 0.6%
Equifax, Inc.	18,723	2,339,064
IHS Markit, Ltd. (A)	60,800	2,901,984

		5,241,048

Road & Rail - 0.7%
JB Hunt Transport Services, Inc.	27,571	3,331,404
Norfolk Southern Corp.	22,411	3,381,372

		6,712,776

Semiconductors & Semiconductor Equipment - 4.5%
Broadcom, Ltd.	37,300	9,251,519
Lam Research Corp.	22,530	4,314,946
Micron Technology, Inc. (A)	71,152	3,110,765
NVIDIA Corp.	55,469	13,634,280
QUALCOMM, Inc.	44,845	3,060,671
Texas Instruments, Inc.	61,389	6,732,532

		40,104,713

	Shares	Value
COMMON STOCKS (continued)
Software - 10.7%
Activision Blizzard, Inc.	78,494	$ 5,818,760
Adobe Systems, Inc. (A)	91,999	18,377,720
Microsoft Corp.	333,965	31,730,015
Red Hat, Inc. (A)	51,183	6,724,422
salesforce.com, Inc. (A)	159,746	18,196,667
Splunk, Inc. (A)	42,216	3,899,492
SS&C Technologies Holdings, Inc.	45,989	2,312,327
Workday, Inc., Class A (A)	77,783	9,325,404

		96,384,807

Specialty Retail - 2.0%
Home Depot, Inc.	47,975	9,638,177
Industria de Diseno Textil SA	70,489	2,526,575
TJX Cos., Inc.	74,343	5,971,230

		18,135,982

Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	282,173	47,244,225
NetApp, Inc.	74,615	4,588,823

		51,833,048

Textiles, Apparel & Luxury Goods - 2.6%
Kering	11,557	5,851,355
NIKE, Inc., Class B	128,562	8,770,499
Under Armour, Inc., Class C (A) (B)	243,899	3,134,102
VF Corp.	71,548	5,805,405

		23,561,361

Tobacco - 0.5%
Altria Group, Inc.	67,753	4,765,746

Total Common Stocks (Cost $686,753,989)		894,836,397

SECURITIES LENDING COLLATERAL - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (C)	13,311,989	13,311,989

Total Securities Lending Collateral (Cost $13,311,989)		13,311,989

Total Investments (Cost $700,065,978)		908,148,386
Net Other Assets (Liabilities) - (1.0)%		(8,825,168)

Net Assets - 100.0%		$ 899,323,218

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Large Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$870,918,194	$23,918,203	$—	$894,836,397
Securities Lending Collateral	13,311,989	—	—	13,311,989

Total Investments	$884,230,183	$23,918,203	$—	$908,148,386

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $13,006,752. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at January 31, 2018.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2018 Form N-Q

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Aerospace & Defense - 0.8%
Huntington Ingalls Industries, Inc.	18,448	$ 4,382,138
Moog, Inc., Class A (A)	4,503	405,540
Spirit Aerosystems Holdings, Inc., Class A	5,994	613,546

		5,401,224

Airlines - 1.5%
Delta Air Lines, Inc.	104,156	5,912,936
JetBlue Airways Corp. (A)	41,934	874,743
Southwest Airlines Co.	59,496	3,617,357

		10,405,036

Auto Components - 2.4%
Dana, Inc.	160,944	5,309,542
Lear Corp.	39,969	7,719,613
Tenneco, Inc.	70,101	4,066,559

		17,095,714

Automobiles - 1.7%
Fiat Chrysler Automobiles NV (A)	120,687	2,917,005
General Motors Co.	213,778	9,066,325

		11,983,330

Banks - 10.1%
Bank of America Corp.	796,287	25,481,184
Citigroup, Inc.	104,323	8,187,269
Citizens Financial Group, Inc.	220,842	10,136,648
JPMorgan Chase & Co.	165,443	19,136,792
Synovus Financial Corp.	111,888	5,638,036
TCF Financial Corp.	109,037	2,338,844

		70,918,773

Beverages - 1.5%
PepsiCo, Inc.	84,810	10,202,643

Biotechnology - 1.0%
Exelixis, Inc. (A)	78,129	2,368,090
Gilead Sciences, Inc.	6,436	539,337
Ligand Pharmaceuticals, Inc. (A)	6,813	1,073,865
Vertex Pharmaceuticals, Inc. (A)	18,270	3,048,715

		7,030,007

Building Products - 1.5%
Masco Corp.	99,961	4,464,258
Owens Corning	67,484	6,273,988

		10,738,246

Capital Markets - 3.9%
Ameriprise Financial, Inc.	38,656	6,521,267
Evercore, Inc., Class A	54,598	5,489,829
LPL Financial Holdings, Inc.	51,780	3,089,195
Morgan Stanley	54,891	3,104,086
S&P Global, Inc.	39,993	7,242,732
SEI Investments Co.	21,273	1,598,666

		27,045,775

Chemicals - 2.8%
Cabot Corp.	57,367	3,880,304
Celanese Corp., Series A	13,230	1,430,957

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Chemours Co.	42,787	$ 2,208,665
LyondellBasell Industries NV, Class A	65,368	7,833,701
Trinseo SA	50,793	4,187,883

		19,541,510

Communications Equipment - 0.3%
F5 Networks, Inc. (A)	13,091	1,892,173

Construction & Engineering - 0.9%
Quanta Services, Inc. (A)	157,980	6,080,650

Consumer Finance - 1.4%
Ally Financial, Inc.	262,043	7,801,020
Navient Corp.	162,951	2,322,052

		10,123,072

Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc., Class B (A)	5,281	1,132,141
Leucadia National Corp.	261,495	7,078,669
Voya Financial, Inc.	87,078	4,520,219

		12,731,029

Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	257,335	13,914,103

Electric Utilities - 3.3%
American Electric Power Co., Inc.	130,864	9,000,826
Entergy Corp.	110,684	8,709,724
Portland General Electric Co.	125,957	5,334,279

		23,044,829

Electronic Equipment, Instruments & Components - 1.2%
Jabil, Inc.	132,345	3,365,533
Vishay Intertechnology, Inc.	245,846	5,396,320

		8,761,853

Equity Real Estate Investment Trusts - 1.7%
Gaming and Leisure Properties, Inc.	134,893	4,915,501
Hospitality Properties Trust	161,229	4,580,516
Ryman Hospitality Properties, Inc.	27,271	2,087,595

		11,583,612

Food & Staples Retailing - 2.4%
US Foods Holding Corp. (A)	199,321	6,404,184
Wal-Mart Stores, Inc.	95,907	10,223,686

		16,627,870

Food Products - 3.2%
Darling Ingredients, Inc. (A)	18,272	338,763
Hershey Co.	55,415	6,113,937
Ingredion, Inc.	65,022	9,339,760
Lamb Weston Holdings, Inc.	60,149	3,524,731
Sanderson Farms, Inc.	23,919	3,035,321

		22,352,512

Gas Utilities - 0.2%
Southwest Gas Holdings, Inc.	23,299	1,714,340

Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	141,288	10,176,975
Haemonetics Corp. (A)	29,436	1,903,037

		12,080,012

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 1.3%
Anthem, Inc.	4,505	$ 1,116,564
Centene Corp. (A)	18,012	1,931,607
Humana, Inc.	21,030	5,926,885

		8,975,056

Hotels, Restaurants & Leisure - 0.0% (B)
Churchill Downs, Inc.	1,021	264,439

Household Durables - 1.0%
PulteGroup, Inc.	131,391	4,182,176
Toll Brothers, Inc.	60,004	2,794,986

		6,977,162

Independent Power & Renewable Electricity Producers - 0.6%
AES Corp.	394,886	4,564,882

Insurance - 7.9%
Allstate Corp.	101,028	9,978,535
Assured Guaranty, Ltd.	115,851	4,123,137
CNO Financial Group, Inc.	214,888	5,284,096
Lincoln National Corp.	100,901	8,354,603
Prudential Financial, Inc.	95,598	11,358,954
Reinsurance Group of America, Inc.	53,918	8,446,255
Unum Group	150,951	8,029,084

		55,574,664

Internet Software & Services - 0.8%
VeriSign, Inc. (A)	51,629	5,933,205

Life Sciences Tools & Services - 0.4%
Bruker Corp.	77,892	2,773,734

Machinery - 1.5%
Cummins, Inc.	40,826	7,675,288
Oshkosh Corp.	32,431	2,942,140

		10,617,428

Media - 0.9%
John Wiley & Sons, Inc., Class A	38,332	2,430,249
News Corp., Class A	230,070	3,936,498

		6,366,747

Metals & Mining - 0.4%
Alcoa Corp. (A)	52,014	2,705,768

Multi-Utilities - 0.4%
Public Service Enterprise Group, Inc.	50,481	2,618,450

Oil, Gas & Consumable Fuels - 10.5%
Andeavor	52,988	5,731,182
Chevron Corp.	49,646	6,223,126
ConocoPhillips	130,018	7,646,359
Exxon Mobil Corp.	223,792	19,537,042
HollyFrontier Corp.	47,042	2,256,134
Marathon Petroleum Corp.	140,651	9,742,895
PBF Energy, Inc., Class A	69,275	2,239,661
Phillips 66	46,063	4,716,851
QEP Resources, Inc. (A)	109,779	1,027,531
Southwestern Energy Co. (A)	357,342	1,515,130
Valero Energy Corp.	117,530	11,279,354
World Fuel Services Corp.	62,882	1,753,779

		73,669,044

	Shares	Value
COMMON STOCKS (continued)
Paper & Forest Products - 0.7%
Domtar Corp.	37,123	$ 1,906,637
Louisiana-Pacific Corp. (A)	79,463	2,352,899
Norbord, Inc.	19,029	725,386

		4,984,922

Personal Products - 0.6%
Nu Skin Enterprises, Inc., Class A	57,008	4,095,455

Pharmaceuticals - 9.9%
Bristol-Myers Squibb Co.	107,428	6,724,993
Eli Lilly & Co.	53,049	4,320,841
Johnson & Johnson	182,113	25,166,195
Merck & Co., Inc.	212,561	12,594,239
Pfizer, Inc.	552,794	20,475,490

		69,281,758

Professional Services - 0.8%
ManpowerGroup, Inc.	42,343	5,563,447

Real Estate Management & Development - 2.4%
CBRE Group, Inc., Class A (A)	207,354	9,474,004
Jones Lang LaSalle, Inc.	32,119	5,021,806
Realogy Holdings Corp.	79,619	2,190,319

		16,686,129

Road & Rail - 1.5%
Old Dominion Freight Line, Inc.	6,526	955,733
Ryder System, Inc., Class A	88,996	7,745,322
Werner Enterprises, Inc.	50,228	2,044,279

		10,745,334

Semiconductors & Semiconductor Equipment - 1.7%
Amkor Technology, Inc. (A)	175,540	1,765,932
Applied Materials, Inc.	86,714	4,650,472
Entegris, Inc.	67,062	2,182,868
Micron Technology, Inc. (A)	72,268	3,159,557

		11,758,829

Software - 5.0%
Aspen Technology, Inc. (A)	83,484	6,465,836
Cadence Design Systems, Inc. (A)	144,630	6,488,102
Citrix Systems, Inc. (A)	25,577	2,372,523
Intuit, Inc.	31,175	5,234,282
Microsoft Corp.	92,299	8,769,328
Synopsys, Inc. (A)	60,884	5,638,467

		34,968,538

Specialty Retail - 0.8%
Aaron’s, Inc.	50,098	2,048,507
American Eagle Outfitters, Inc.	114,693	2,064,474
Office Depot, Inc.	408,614	1,327,996

		5,440,977

Textiles, Apparel & Luxury Goods - 0.5%
Michael Kors Holdings, Ltd. (A)	58,024	3,829,584

Thrifts & Mortgage Finance - 0.5%
MGIC Investment Corp. (A)	203,573	3,016,952
Radian Group, Inc.	20,516	452,788

		3,469,740

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 0.3%
United Rentals, Inc. (A)	9,902	$ 1,793,351

Wireless Telecommunication Services - 0.6%
Telephone & Data Systems, Inc.	142,431	3,906,882

Total Common Stocks (Cost $595,394,371)		688,833,838

MASTER LIMITED PARTNERSHIP - 0.8%
Capital Markets - 0.8%
Lazard, Ltd., Class A	99,344	5,818,578

Total Master Limited Partnership (Cost $4,358,575)		5,818,578

Total Investments (Cost $599,752,946)		694,652,416
Net Other Assets (Liabilities) - 0.9%		6,239,126

Net Assets - 100.0%		$ 700,891,542

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$688,833,838	$—	$—	$688,833,838
Master Limited Partnership	5,818,578	—	—	5,818,578

Total Investments	$694,652,416	$—	$—	$694,652,416

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2018 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 103.3%
Aerospace & Defense - 1.7%
Northrop Grumman Corp.	834	$ 284,002

Airlines - 0.4%
Delta Air Lines, Inc.	1,069	60,687

Auto Components - 0.9%
Aptiv PLC	1,067	101,237
Delphi Technologies PLC (A)	806	44,515

		145,752

Banks - 5.5%
Bank of America Corp. (B)	13,264	424,448
BB&T Corp.	2,632	145,260
Citigroup, Inc. (B)	1,553	121,879
Prosperity Bancshares, Inc.	803	60,867
SunTrust Banks, Inc.	1,323	93,536
SVB Financial Group (A)	158	38,955
Wells Fargo & Co.	807	53,085

		938,030

Beverages - 0.7%
Molson Coors Brewing Co., Class B	680	57,134
PepsiCo, Inc. (B)	570	68,571

		125,705

Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc. (A)	177	21,119
Biogen, Inc. (A)	111	38,607
BioMarin Pharmaceutical, Inc. (A)	208	18,768
Vertex Pharmaceuticals, Inc. (A)	1,092	182,222

		260,716

Building Products - 0.7%
Allegion PLC	998	85,938
Lennox International, Inc.	121	26,367

		112,305

Capital Markets - 3.7%
Charles Schwab Corp.	3,771	201,145
Morgan Stanley (B)	7,568	427,971

		629,116

Chemicals - 4.6%
Celanese Corp., Series A	2,209	238,925
DowDuPont, Inc.	2,570	194,241
Eastman Chemical Co.	1,821	180,607
Olin Corp.	828	30,868
Westlake Chemical Corp.	1,262	142,101

		786,742

Consumer Finance - 1.1%
Capital One Financial Corp.	1,742	181,098

Containers & Packaging - 1.6%
Avery Dennison Corp.	620	76,061
WestRock Co.	2,860	190,562

		266,623

	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services - 0.3%
Voya Financial, Inc.	929	$ 48,224

Electric Utilities - 4.4%
American Electric Power Co., Inc.	1,830	125,867
Exelon Corp.	4,105	158,084
FirstEnergy Corp.	800	26,320
NextEra Energy, Inc. (B)	1,466	232,244
Xcel Energy, Inc. (B)	4,566	208,392

		750,907

Electrical Equipment - 0.5%
Eaton Corp. PLC	1,014	85,146

Equity Real Estate Investment Trusts - 1.9%
AvalonBay Communities, Inc.	622	105,989
Brixmor Property Group, Inc.	3,196	51,871
Equity Residential	1,361	83,851
Vornado Realty Trust	1,173	84,081

		325,792

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	359	69,958
CVS Health Corp.	704	55,398
Kroger Co.	4,169	126,571

		251,927

Food Products - 2.7%
Kellogg Co.	688	46,860
Mondelez International, Inc., Class A	3,979	176,668
Post Holdings, Inc. (A)	1,908	144,378
Tyson Foods, Inc., Class A	1,067	81,209

		449,115

Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (A)	3,889	108,736
Zimmer Biomet Holdings, Inc.	579	73,603

		182,339

Health Care Providers & Services - 2.7%
Aetna, Inc.	94	17,561
UnitedHealth Group, Inc. (B)	1,846	437,096

		454,657

Hotels, Restaurants & Leisure - 1.3%
Hilton Worldwide Holdings, Inc.	395	33,832
McDonald’s Corp.	270	46,208
Royal Caribbean Cruises, Ltd.	537	71,716
Yum! Brands, Inc.	734	62,089

		213,845

Household Durables - 2.4%
D.R. Horton, Inc.	1,397	68,523
Lennar Corp., Class A	2,672	167,428
MDC Holdings, Inc.	2,102	70,858
PulteGroup, Inc.	1,588	50,546
Toll Brothers, Inc.	879	40,944

		398,299

Household Products - 0.2%
Colgate-Palmolive Co.	462	34,299

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates - 0.5%
Honeywell International, Inc.	484	$ 77,280

Insurance - 3.6%
American International Group, Inc.	2,056	131,419
Arthur J. Gallagher & Co.	1,768	120,790
Axis Capital Holdings, Ltd.	330	16,675
Brighthouse Financial, Inc. (A)	518	33,287
Chubb, Ltd.	123	19,206
Everest Re Group, Ltd.	74	17,005
Hartford Financial Services Group, Inc.	2,067	121,457
Lincoln National Corp.	1,387	114,844
MetLife, Inc.	777	37,350

		612,033

Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc. (A) (B)	218	316,294

Internet Software & Services - 4.6%
Alphabet, Inc., Class C (A) (B)	670	783,860

IT Services - 5.2%
Accenture PLC, Class A	657	105,580
Fidelity National Information Services, Inc.	717	73,392
International Business Machines Corp.	792	129,650
PayPal Holdings, Inc. (A)	1,334	113,817
Square, Inc., Class A (A)	503	23,596
Visa, Inc., Class A	1,035	128,578
WEX, Inc. (A)	1,390	215,186
Worldpay, Inc., Class A (A)	1,215	97,577

		887,376

Machinery - 2.6%
Ingersoll-Rand PLC	1,034	97,847
PACCAR, Inc.	1,742	129,884
Stanley Black & Decker, Inc. (B)	1,287	213,938

		441,669

Media - 5.0%
Charter Communications, Inc., Class A (A)	313	118,079
Comcast Corp., Class A	4,556	193,767
DISH Network Corp., Class A (A)	2,874	134,791
Sirius XM Holdings, Inc.	7,531	46,014
Time Warner, Inc.	667	63,599
Twenty-First Century Fox, Inc., Class B	4,386	160,045
Walt Disney Co.	1,232	133,881

		850,176

Metals & Mining - 0.7%
Alcoa Corp. (A)	2,367	123,131

Multi-Utilities - 1.7%
CMS Energy Corp.	1,563	69,944
NiSource, Inc.	3,413	84,233
Public Service Enterprise Group, Inc.	2,508	130,090

		284,267

Multiline Retail - 1.5%
Dollar Tree, Inc. (A)	2,237	257,255

Oil, Gas & Consumable Fuels - 7.6%
Andeavor	372	40,236
Concho Resources, Inc. (A)	1,150	181,056
Diamondback Energy, Inc. (A) (B)	2,520	316,260
EOG Resources, Inc. (B)	3,078	353,970

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.	1,060	$ 73,426
Parsley Energy, Inc., Class A (A)	786	18,550
Pioneer Natural Resources Co.	1,439	263,207
RSP Permian, Inc. (A)	937	37,180

		1,283,885

Personal Products - 0.4%
Estee Lauder Cos., Inc., Class A	555	74,903

Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co.	437	27,356
Pfizer, Inc.	2,516	93,193

		120,549

Road & Rail - 7.0%
Canadian Pacific Railway, Ltd.	245	45,335
Kansas City Southern	801	90,617
Norfolk Southern Corp. (B)	2,861	431,668
Union Pacific Corp. (B)	4,575	610,762

		1,178,382

Semiconductors & Semiconductor Equipment - 7.4%
Analog Devices, Inc.	2,631	241,736
Broadcom, Ltd.	149	36,957
Microchip Technology, Inc.	1,876	178,633
Micron Technology, Inc. (A)	2,338	102,217
NVIDIA Corp.	471	115,772
ON Semiconductor Corp. (A)	868	21,474
Texas Instruments, Inc. (B)	5,103	559,646

		1,256,435

Software - 3.3%
Adobe Systems, Inc. (A)	936	186,975
Intuit, Inc.	483	81,096
Microsoft Corp.	2,577	244,841
Workday, Inc., Class A (A)	391	46,877

		559,789

Specialty Retail - 5.1%
AutoZone, Inc. (A)	240	183,705
Gap, Inc.	2,070	68,807
Home Depot, Inc.	510	102,459
Lowe’s Cos., Inc. (B)	1,992	208,622
O’Reilly Automotive, Inc. (A)	785	207,782
Ross Stores, Inc.	1,199	98,786

		870,161

Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co.	3,063	50,233

Tobacco - 2.1%
Altria Group, Inc.	2,362	166,143
Philip Morris International, Inc.	1,734	185,937

		352,080

Wireless Telecommunication Services - 0.7%
T-Mobile US, Inc. (A)	1,702	110,800

Total Common Stocks (Cost $14,105,354)		17,475,884

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 2.1%

Fixed Income Clearing Corp., 0.54% (C), dated 01/31/2018, to be repurchased at $363,454 on 02/01/2018. Collateralized by a U.S. Government Obligation, 1.42%, due 04/26/2018, and with a value of $373,766.

	$ 363,448	$ 363,448

Total Repurchase Agreement (Cost $363,448)		363,448

Total Investments (Cost $14,468,802)		17,839,332

	Shares	Value
SECURITIES SOLD SHORT - (72.3)%
COMMON STOCKS - (72.3)%
Aerospace & Defense - (1.6)%
Boeing Co.	(356)	(126,156)
Lockheed Martin Corp.	(391)	(138,746)

		(264,902)

Air Freight & Logistics - (0.8)%
CH Robinson Worldwide, Inc.	(453)	(41,431)
United Parcel Service, Inc., Class B	(692)	(88,106)

		(129,537)

Auto Components - (0.3)%
Autoliv, Inc.	(281)	(42,771)

Automobiles - (0.8)%
General Motors Co.	(3,308)	(140,292)

Banks - (2.9)%
Bank of Hawaii Corp.	(509)	(42,588)
Commerce Bancshares, Inc.	(758)	(44,359)
Cullen / Frost Bankers, Inc.	(778)	(82,787)
East West Bancorp, Inc.	(567)	(37,371)
First Hawaiian, Inc.	(1,743)	(50,373)
Fulton Financial Corp.	(930)	(16,926)
People’s United Financial, Inc.	(5,429)	(106,788)
PNC Financial Services Group, Inc.	(361)	(57,045)
US Bancorp	(655)	(37,427)
Webster Financial Corp.	(346)	(19,591)

		(495,255)

Beverages - (0.3)%
Brown-Forman Corp., Class B	(624)	(43,243)

Biotechnology - (0.6)%
AbbVie, Inc.	(480)	(53,866)
Amgen, Inc.	(302)	(56,187)

		(110,053)

Building Products - (0.5)%
Johnson Controls International PLC	(1,992)	(77,947)

Capital Markets - (2.1)%
FactSet Research Systems, Inc.	(274)	(54,989)
Goldman Sachs Group, Inc.	(454)	(121,622)
Invesco, Ltd.	(1,208)	(43,645)
Nasdaq, Inc.	(978)	(79,130)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Capital Markets (continued)
T. Rowe Price Group, Inc.	(167)	$ (18,642)
Waddell & Reed Financial, Inc., Class A	(1,758)	(40,434)

		(358,462)

Chemicals - (2.9)%
Air Products & Chemicals, Inc.	(433)	(72,904)
Ecolab, Inc.	(580)	(79,855)
LyondellBasell Industries NV, Class A	(2,612)	(313,022)
Praxair, Inc.	(149)	(24,062)

		(489,843)

Communications Equipment - (0.9)%
Cisco Systems, Inc.	(3,012)	(125,118)
Juniper Networks, Inc.	(1,265)	(33,080)

		(158,198)

Containers & Packaging - (1.2)%
AptarGroup, Inc.	(617)	(53,938)
Ball Corp.	(390)	(14,929)
Sealed Air Corp.	(1,122)	(53,127)
Sonoco Products Co.	(1,416)	(76,903)

		(198,897)

Diversified Telecommunication Services - (3.0)%
AT&T, Inc.	(8,293)	(310,573)
Verizon Communications, Inc.	(3,511)	(189,840)

		(500,413)

Electric Utilities - (3.3)%
Edison International	(300)	(18,759)
Eversource Energy	(1,091)	(68,831)
PPL Corp.	(4,839)	(154,219)
Southern Co.	(7,196)	(324,612)

		(566,421)

Electrical Equipment - (0.7)%
Emerson Electric Co.	(1,310)	(94,621)
Hubbell, Inc.	(187)	(25,423)

		(120,044)

Electronic Equipment, Instruments & Components - (0.3)%
Amphenol Corp., Class A	(551)	(51,116)

Energy Equipment & Services - (2.1)%
Helmerich & Payne, Inc.	(1,478)	(106,461)
Schlumberger, Ltd.	(3,478)	(255,911)

		(362,372)

Equity Real Estate Investment Trusts - (2.5)%
Alexandria Real Estate Equities, Inc.	(355)	(46,044)
Apple Hospitality REIT, Inc.	(2,346)	(45,724)
Boston Properties, Inc.	(291)	(36,000)
CBL & Associates Properties, Inc.	(2,647)	(14,717)
Extra Space Storage, Inc.	(199)	(16,613)
GGP, Inc.	(793)	(18,263)
Host Hotels & Resorts, Inc.	(1,924)	(39,942)
Macerich Co.	(406)	(26,215)
Pennsylvania Real Estate Investment Trust	(1,196)	(13,347)
Regency Centers Corp.	(475)	(29,882)
Simon Property Group, Inc.	(383)	(62,571)
SL Green Realty Corp.	(435)	(43,726)

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2018 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Taubman Centers, Inc.	(300)	$ (18,495)
Washington Prime Group, Inc.	(2,557)	(16,825)

		(428,364)

Food & Staples Retailing - (0.2)%
Sysco Corp.	(596)	(37,471)

Food Products - (2.0)%
General Mills, Inc.	(4,843)	(283,267)
Hershey Co.	(466)	(51,414)

		(334,681)

Gas Utilities - (0.4)%
National Fuel Gas Co.	(529)	(29,492)
UGI Corp.	(810)	(37,073)

		(66,565)

Health Care Equipment & Supplies - (0.7)%
Baxter International, Inc.	(243)	(17,503)
Stryker Corp.	(155)	(25,479)
Varian Medical Systems, Inc.	(536)	(68,340)

		(111,322)

Health Care Providers & Services - (0.9)%
Henry Schein, Inc.	(1,118)	(84,610)
Humana, Inc.	(104)	(29,310)
Patterson Cos., Inc.	(1,278)	(45,868)

		(159,788)

Health Care Technology - (0.4)%
Cerner Corp.	(1,098)	(75,905)

Hotels, Restaurants & Leisure - (1.9)%
Aramark	(446)	(20,431)
Bloomin’ Brands, Inc.	(379)	(8,349)
Brinker International, Inc.	(598)	(21,731)
Carnival Corp.	(670)	(47,979)
Chipotle Mexican Grill, Inc.	(518)	(168,226)
Starbucks Corp.	(1,033)	(58,685)

		(325,401)

Household Products - (4.0)%
Church & Dwight Co., Inc.	(854)	(41,718)
Clorox Co.	(2,124)	(300,950)
Procter & Gamble Co.	(3,915)	(338,021)

		(680,689)

Industrial Conglomerates - (2.2)%
3M Co.	(1,141)	(285,821)
General Electric Co.	(5,314)	(85,927)

		(371,748)

Insurance - (2.6)%
Aflac, Inc.	(280)	(24,696)
Allstate Corp.	(620)	(61,237)
Arch Capital Group, Ltd.	(1,323)	(120,314)
Principal Financial Group, Inc.	(1,061)	(71,724)
Progressive Corp.	(458)	(24,778)
RenaissanceRe Holdings, Ltd.	(260)	(33,056)
Torchmark Corp.	(758)	(68,864)
Travelers Cos., Inc.	(227)	(34,032)

		(438,701)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Internet & Direct Marketing Retail - (0.8)%
Netflix, Inc.	(316)	$ (85,415)
Priceline Group, Inc.	(23)	(43,977)

		(129,392)

Internet Software & Services - (1.4)%
eBay, Inc.	(4,353)	(176,645)
Twitter, Inc.	(2,445)	(63,105)

		(239,750)

IT Services - (1.1)%
Automatic Data Processing, Inc.	(157)	(19,410)
Jack Henry & Associates, Inc.	(248)	(30,916)
Mastercard, Inc., Class A	(699)	(118,131)
Paychex, Inc.	(244)	(16,653)

		(185,110)

Leisure Products - (0.8)%
Hasbro, Inc.	(559)	(52,865)
Mattel, Inc.	(5,572)	(88,260)

		(141,125)

Machinery - (0.2)%
Donaldson Co., Inc.	(539)	(27,306)

Media - (3.2)%
AMC Networks, Inc., Class A	(1,932)	(99,672)
Discovery Communications, Inc., Series A	(1,230)	(30,836)
Interpublic Group of Cos., Inc.	(2,462)	(53,893)
News Corp., Class A	(8,329)	(142,509)
Omnicom Group, Inc.	(1,878)	(143,949)
Regal Entertainment Group, Class A	(2,902)	(66,398)

		(537,257)

Metals & Mining - (0.6)%
Compass Minerals International, Inc.	(1,500)	(109,350)

Multi-Utilities - (3.0)%
Ameren Corp.	(715)	(40,490)
Dominion Energy, Inc.	(3,241)	(247,742)
DTE Energy Co.	(1,673)	(176,736)
Sempra Energy	(457)	(48,908)

		(513,876)

Multiline Retail - (1.9)%
Kohl’s Corp.	(760)	(49,225)
Nordstrom, Inc.	(1,057)	(52,121)
Target Corp.	(2,849)	(214,302)

		(315,648)

Oil, Gas & Consumable Fuels - (2.9)%
Apache Corp.	(820)	(36,793)
ConocoPhillips	(987)	(58,045)
Enbridge, Inc.	(863)	(31,612)
Exxon Mobil Corp.	(2,817)	(245,924)
Hess Corp.	(1,000)	(50,510)
Murphy Oil Corp.	(1,198)	(38,456)
Phillips 66	(322)	(32,973)

		(494,313)

Paper & Forest Products - (0.5)%
Domtar Corp.	(1,769)	(90,856)

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2018 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Personal Products - (0.4)%
Coty, Inc., Class A	(3,091)	$ (60,614)

Pharmaceuticals - (0.1)%
Merck & Co., Inc.	(304)	(18,012)

Professional Services - (0.3)%
Nielsen Holdings PLC	(1,345)	(50,316)

Road & Rail - (3.4)%
Canadian National Railway Co.	(1,300)	(104,156)
Heartland Express, Inc.	(8,298)	(188,282)
Knight-Swift Transportation Holdings, Inc.	(2,205)	(109,787)
Ryder System, Inc.	(206)	(17,928)
Werner Enterprises, Inc.	(3,785)	(154,049)

		(574,202)

Semiconductors & Semiconductor Equipment - (2.4)%
Intel Corp.	(742)	(35,720)
Qorvo, Inc.	(1,719)	(123,373)
QUALCOMM, Inc.	(530)	(36,172)
Skyworks Solutions, Inc.	(501)	(48,702)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	(1,933)	(87,584)
Xilinx, Inc.	(1,087)	(79,373)

		(410,924)

Software - (0.5)%
Citrix Systems, Inc.	(360)	(33,394)
Oracle Corp.	(581)	(29,974)
Snap, Inc., Class A	(966)	(13,060)

		(76,428)

Specialty Retail - (2.3)%
Abercrombie & Fitch Co., Class A	(1,957)	(40,529)
Advance Auto Parts, Inc.	(880)	(102,951)
American Eagle Outfitters, Inc.	(1,341)	(24,138)
Ascena Retail Group, Inc.	(8,512)	(18,386)
Bed Bath & Beyond, Inc.	(3,549)	(81,911)
Buckle, Inc.	(470)	(9,424)
DSW, Inc., Class A	(2,482)	(49,714)
Express, Inc.	(3,563)	(24,870)
L Brands, Inc.	(432)	(21,639)
Williams-Sonoma, Inc.	(348)	(17,828)

		(391,390)

Technology Hardware, Storage & Peripherals - (1.8)%
Apple, Inc.	(450)	(75,344)
NetApp, Inc.	(403)	(24,784)
Seagate Technology PLC	(3,621)	(199,879)

		(300,007)

Textiles, Apparel & Luxury Goods - (1.3)%
Hanesbrands, Inc.	(4,032)	(87,575)
Lululemon Athletica, Inc.	(337)	(26,357)
Ralph Lauren Corp.	(317)	(36,236)
Under Armour, Inc., Class A	(3,743)	(51,878)
Under Armour, Inc., Class C	(1,406)	(18,067)

		(220,113)

Trading Companies & Distributors - (1.0)%
Air Lease Corp.	(867)	(42,153)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
GATX Corp.	(329)	$ (23,405)
WW Grainger, Inc.	(354)	(95,460)

		(161,018)

Wireless Telecommunication Services - (0.3)%
Sprint Corp.	(8,637)	(46,035)

Total Common Stocks (Proceeds $11,229,197)		(12,233,443)

Total Securities Sold Short (Proceeds $11,229,197)		(12,233,443)

Net Other Assets (Liabilities) - 66.8%		11,305,532

Net Assets - 100.0%		$ 16,911,421

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2018 Form N-Q

Transamerica Long/Short Strategy

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$17,475,884	$—	$—	$17,475,884
Repurchase Agreement	—	363,448	—	363,448

Total Investments	$17,475,884	$363,448	$—	$17,839,332

LIABILITIES
Securities Sold Short
Common Stocks	$(12,233,443)	$—	$—	$(12,233,443)

Total Securities Sold Short	$(12,233,443)	$—	$—	$(12,233,443)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of these securities have been segregated as collateral for open securities sold short transactions. The total value of such securities is $4,013,984.
(C)	Rate disclosed reflects the yield at January 31, 2018.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2018 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 77.6%
U.S. Treasury Bill
1.39% (A), 05/17/2018	$ 101,577,000	$ 101,146,290
1.44% (A), 05/24/2018	24,172,000	24,060,645
1.48% (A), 06/07/2018	1,460,000	1,452,346
1.49% (A), 06/14/2018	306,000	304,293
1.51% (A), 06/21/2018	5,122,000	5,091,822
1.56% (A), 06/28/2018	9,098,000	9,040,653
1.61% (A), 07/05/2018 - 07/12/2018	9,033,000	8,969,656
1.63% (A), 07/19/2018	1,395,000	1,384,592
1.64% (A), 07/19/2018	6,224,000	6,177,563
1.65% (A), 07/26/2018	2,617,000	2,596,530

Total Short-Term U.S. Government Obligations (Cost $160,258,787)		160,224,390

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 14.9%
Money Market Funds - 14.9%
BlackRock Liquidity Funds T-Fund Portfolio	2,590,433	2,590,433
Dreyfus Treasury Cash Management	10,361,732	10,361,732
UBS Select Treasury Preferred	17,853,715	17,853,715

Total Short-Term Investment Companies (Cost $30,805,880)		30,805,880

Total Investments (Cost $191,064,667)		191,030,270
Net Other Assets (Liabilities) - 7.5%		15,584,092

Net Assets - 100.0%		$ 206,614,362

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (B)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	BOA	Receive	Maturity	03/29/2018	USD	119,765,306	1,118,000	$576,025	$—	$576,025
5-Year U.S. Treasury Note Futures	BOA	Receive	Maturity	03/29/2018	USD	49,822,401	429,000	604,705	—	604,705
10-Year Canada Government Bond Futures	BOA	Receive	Maturity	03/20/2018	CAD	6,971,947	52,000	72,120	—	72,120
10-Year Italy Government Bond Futures	BOA	Pay	Maturity	03/08/2018	EUR	8,886,772	64,000	(228,509)	—	(228,509)
10-Year Japan Government Bond Futures	BOA	Pay	Maturity	03/13/2018	JPY	1,206,877,300	8,000,000	(41,012)	—	(41,012)
10-Year U.K. Gilt Futures	BOA	Pay	Maturity	03/27/2018	GBP	4,618,107	37,000	(140,462)	—	(140,462)
10-Year U.S. Treasury Note Futures	BOA	Receive	Maturity	03/20/2018	USD	24,848,095	201,000	395,189	—	395,189
20-Year U.S. Treasury Note Futures	BOA	Pay	Maturity	03/20/2018	USD	303,893	2,000	(7,956)	—	(7,956)
Aluminum Futures	CITI	Pay	Maturity	03/19/2018	USD	860,356	400	25,144	—	25,144
BM&F Bovespa Index Futures	BOA	Pay	Maturity	02/14/2018	BRL	3,215,023	40	60,219	—	60,219
Cocoa Futures	MLI	Receive	Maturity	02/02/2018	USD	169,735	90	(9,905)	—	(9,905)
Cocoa Futures	CITI	Receive	Maturity	02/02/2018	USD	170,417	90	(9,223)	—	(9,223)
Cocoa Futures	CITI	Receive	Maturity	04/06/2018	USD	179,351	90	(2,449)	—	(2,449)
Cocoa Futures	MLI	Receive	Maturity	04/06/2018	USD	179,175	90	(2,625)	—	(2,625)
Cocoa Futures	CITI	Receive	Maturity	04/30/2018	GBP	389,446	280	(9,192)	—	(9,192)
Cocoa Futures	MLI	Receive	Maturity	04/30/2018	GBP	194,700	140	(4,629)	—	(4,629)
Coffee Futures	CITI	Receive	Maturity	02/09/2018	USD	695,275	562,500	9,869	—	9,869
Coffee Futures	MLI	Receive	Maturity	02/09/2018	USD	1,929,534	1,537,500	56,091	—	56,091
Corn Futures	CITI	Receive	Maturity	02/23/2018	USD	3,975,331	1,125,000	(91,544)	—	(91,544)
Cotton No. 2 Futures	CITI	Pay	Maturity	02/09/2018	USD	870,228	1,150,000	18,492	—	18,492
Euro OAT Futures	BOA	Pay	Maturity	03/08/2018	EUR	5,312,755	34,000	(140,462)	—	(140,462)
FTSE China A50 Index Futures	BOA	Pay	Maturity	02/27/2018	USD	900,172	61	(15,672)	—	(15,672)
Gasoil Futures	CITI	Pay	Maturity	03/09/2018	USD	1,207,000	2,000	23,500	—	23,500
Gasoil Futures	MLI	Pay	Maturity	03/09/2018	USD	303,500	500	4,125	—	4,125
German Euro BOBL Futures	BOA	Receive	Maturity	03/08/2018	EUR	18,896,031	144,000	138,099	—	138,099
German Euro Bond Futures	BOA	Receive	Maturity	03/08/2018	EUR	488,530	3,000	4,109	—	4,109
German Euro Bund Futures	BOA	Pay	Maturity	03/08/2018	EUR	976,751	6,000	(29,587)	—	(29,587)
German Euro Schatz Futures	BOA	Pay	Maturity	03/08/2018	EUR	112,181	1,000	(460)	—	(460)
Gold Futures	MLI	Pay	Maturity	03/29/2018	USD	4,417,380	3,300	32,340	—	32,340
Gold Futures	CITI	Pay	Maturity	03/29/2018	USD	2,946,130	2,200	20,350	—	20,350
Hang Seng Index Futures	GSI	Pay	Maturity	02/27/2018	HKD	26,348,803	800	(20,556)	—	(20,556)
Hang Seng Index Futures	BOA	Pay	Maturity	02/27/2018	HKD	3,287,341	100	(1,769)	—	(1,769)
Heating Oil ULSD Futures	CITI	Pay	Maturity	02/27/2018	USD	1,808,783	882,000	15,193	—	15,193
Heating Oil ULSD Futures	MLI	Pay	Maturity	02/27/2018	USD	944,236	462,000	11,180	—	11,180
HG Copper Futures	CITI	Pay	Maturity	02/28/2018	USD	1,275,352	400,000	4,848	—	4,848
HG Copper Futures	MLI	Pay	Maturity	02/28/2018	USD	1,100,213	350,000	19,963	—	19,963
HSCEI China Index Futures	GSI	Pay	Maturity	02/27/2018	HKD	28,691,273	2,100	(32,083)	—	(32,083)
HSCEI China Index Futures	BOA	Pay	Maturity	02/27/2018	HKD	3,376,611	250	1,168	—	1,168
KOSPI 200 Index Futures	GSI	Pay	Maturity	03/08/2018	KRW	3,221,115,300	10,000,000	114,140	—	114,140
KOSPI 200 Index Futures	BOA	Pay	Maturity	03/08/2018	KRW	886,376,700	2,750,000	30,855	—	30,855
Lean Hog Futures	MLI	Pay	Maturity	04/13/2018	USD	177,902	240,000	(4,502)	—	(4,502)
LME Copper Futures	CITI	Pay	Maturity	03/19/2018	USD	895,950	125	(8,044)	—	(8,044)
MSCI Singapore Index Futures	GSI	Pay	Maturity	02/28/2018	SGD	81,610	200	(854)	—	(854)

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Total Return Swap Agreements (continued) (B)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Taiwan Index Futures	BOA	Pay	Maturity	02/26/2018	USD	959,630	2,300	$(5,820)	$—	$(5,820)
MSCI Taiwan Index Futures	GSI	Pay	Maturity	02/26/2018	USD	1,963,275	4,700	(14,185)	—	(14,185)
Natural Gas Futures	CITI	Receive	Maturity	02/26/2018	USD	86,670	30,000	(1,860)	—	(1,860)
Natural Gas Futures	MLI	Receive	Maturity	02/26/2018	USD	1,766,270	620,000	(63,350)	—	(63,350)
Nickel Futures	CITI	Pay	Maturity	03/19/2018	USD	594,048	48	57,768	—	57,768
OMX Stockholm 30 Index Futures	BOA	Pay	Maturity	02/16/2018	SEK	487,455	300	(1,327)	—	(1,327)
Palladium Futures	CITI	Pay	Maturity	02/28/2018	USD	496,005	500	17,620	—	17,620
Platinum Futures	MLI	Pay	Maturity	03/29/2018	USD	348,865	350	3,235	—	3,235
Platinum Futures	CITI	Pay	Maturity	03/29/2018	USD	506,402	500	(3,402)	—	(3,402)
RBOB Gasoline Futures	MLI	Pay	Maturity	02/27/2018	USD	541,556	294,000	15,574	—	15,574
RBOB Gasoline Futures	CITI	Pay	Maturity	02/27/2018	USD	1,879,646	1,008,000	30,514	—	30,514
SGX CNX Nifty Index Futures	GSI	Pay	Maturity	02/22/2018	USD	1,901,445	172	(1,189)	—	(1,189)
Silver Futures	CITI	Pay	Maturity	02/28/2018	USD	683,690	40,000	8,710	—	8,710
Soybean Futures	MLI	Receive	Maturity	02/23/2018	USD	2,875,925	300,000	(111,325)	—	(111,325)
Soybean Futures	CITI	Receive	Maturity	02/23/2018	USD	1,592,816	165,000	(50,171)	—	(50,171)
Soybean Meal Futures	MLI	Pay	Maturity	02/23/2018	USD	236,560	700	(100)	—	(100)
Soybean Oil Futures	CITI	Receive	Maturity	02/23/2018	USD	1,226,967	3,720,000	(3,237)	—	(3,237)
Sugar Futures	MLI	Receive	Maturity	02/15/2018	USD	341,880	2,576,000	1,075	—	1,075
Sugar Futures	CITI	Receive	Maturity	02/15/2018	USD	610,408	4,368,000	32,522	—	32,522
Swiss Market Index Futures	BOA	Pay	Maturity	03/16/2018	CHF	4,110,014	440	(39,210)	—	(39,210)
U.S. Treasury Note Futures	BOA	Pay	Maturity	03/20/2018	USD	2,156,148	13,000	(50,148)	—	(50,148)
Wheat Futures	CITI	Receive	Maturity	02/23/2018	USD	2,225,835	520,000	(123,265)	—	(123,265)
Wheat Futures	MLI	Receive	Maturity	02/23/2018	USD	757,813	175,000	(59,875)	—	(59,875)
WTI Crude Oil Futures	MLI	Pay	Maturity	02/16/2018	USD	626,610	10,000	21,390	—	21,390
WTI Crude Oil Futures	CITI	Pay	Maturity	02/16/2018	USD	1,625,463	26,000	59,337	—	59,337
Zinc Futures	CITI	Pay	Maturity	03/19/2018	USD	886,000	275	90,113	—	90,113

Total								$1,245,623	$—	$1,245,623

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Short	(1)	03/19/2018	$(245,900)	$(245,300)	$600	$—
90-Day Eurodollar	Short	(281)	06/18/2018	(69,004,985)	(68,774,750)	230,235	—
90-Day Eurodollar	Short	(263)	09/17/2018	(64,522,298)	(64,273,913)	248,385	—
90-Day Eurodollar	Short	(238)	12/17/2018	(58,326,024)	(58,080,925)	245,099	—
90-Day Eurodollar	Short	(209)	03/18/2019	(51,186,066)	(50,962,038)	224,028	—
90-Day Eurodollar	Short	(191)	06/17/2019	(46,750,440)	(46,529,988)	220,452	—
90-Day Eurodollar	Short	(172)	09/16/2019	(42,087,207)	(41,873,400)	213,807	—
90-Day Eurodollar	Short	(157)	12/16/2019	(38,345,340)	(38,192,213)	153,127	—
90-Day Sterling	Short	(1)	03/21/2018	(176,381)	(176,461)	—	(80)
90-Day Sterling	Long	8	06/20/2018	1,410,581	1,409,769	—	(812)
90-Day Sterling	Short	(38)	09/19/2018	(6,689,996)	(6,688,308)	1,688	—
90-Day Sterling	Short	(57)	12/19/2018	(10,026,389)	(10,022,345)	4,044	—
90-Day Sterling	Short	(68)	03/20/2019	(11,953,057)	(11,946,827)	6,230	—
90-Day Sterling	Short	(65)	06/19/2019	(11,417,521)	(11,409,378)	8,143	—
90-Day Sterling	Short	(70)	09/18/2019	(12,288,120)	(12,275,841)	12,279	—
90-Day Sterling	Short	(75)	12/18/2019	(13,157,861)	(13,142,038)	15,823	—
3-Month Canada Bankers’ Acceptance	Short	(1)	03/19/2018	(199,703)	(199,594)	109	—
3-Month Canada Bankers’ Acceptance	Short	(13)	06/18/2018	(2,592,763)	(2,589,563)	3,200	—
3-Month Canada Bankers’ Acceptance	Short	(22)	09/17/2018	(4,379,619)	(4,375,630)	3,989	—
3-Month Copper	Long	2	02/02/2018	346,009	353,938	7,929	—
3-Month Copper	Short	(2)	02/02/2018	(345,695)	(353,938)	—	(8,243)
3-Month Copper	Long	1	02/07/2018	171,804	177,078	5,274	—
3-Month Copper	Short	(1)	02/07/2018	(171,959)	(177,078)	—	(5,119)
3-Month Copper	Long	1	03/12/2018	166,503	177,539	11,036	—
3-Month Copper	Short	(1)	03/12/2018	(166,367)	(177,539)	—	(11,172)
3-Month Copper	Long	1	04/24/2018	177,753	177,896	143	—
3-Month Copper	Short	(1)	04/24/2018	(175,865)	(177,896)	—	(2,031)
3-Month EURIBOR	Short	(1)	03/19/2018	(311,356)	(311,396)	—	(40)
3-Month EURIBOR	Short	(22)	06/18/2018	(6,849,763)	(6,850,033)	—	(270)

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2018 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

FUTURES CONTRACTS (continued):

Description	Long/ Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
3-Month EURIBOR	Short	(12)	09/17/2018	$(3,735,213)	$(3,735,823)	$—	$(610)
3-Month EURIBOR	Short	(1)	12/17/2018	(311,120)	(311,194)	—	(74)
3-Month EURIBOR	Short	(14)	03/18/2019	(4,351,919)	(4,352,594)	—	(675)
3-Month EURIBOR	Short	(51)	06/17/2019	(15,841,123)	(15,839,257)	1,866	—
3-Month EURIBOR	Short	(89)	09/16/2019	(27,619,185)	(27,605,144)	14,041	—
3-Month EURIBOR	Short	(62)	12/16/2019	(19,225,221)	(19,207,457)	17,764	—
3-Month Euroswiss	Long	11	06/18/2018	2,975,665	2,975,880	215	—
3-Month Euroswiss	Long	14	09/17/2018	3,785,704	3,786,355	651	—
3-Month Euroswiss	Long	8	12/17/2018	2,161,639	2,162,127	488	—
3-Month Nickel	Long	1	02/07/2018	76,202	81,372	5,170	—
3-Month Nickel	Short	(1)	02/07/2018	(76,571)	(81,372)	—	(4,801)
3-Month Nickel	Long	1	02/15/2018	69,269	81,396	12,127	—
3-Month Nickel	Short	(1)	02/15/2018	(69,661)	(81,396)	—	(11,735)
3-Month Nickel	Long	1	02/16/2018	69,872	81,399	11,527	—
3-Month Nickel	Short	(1)	02/16/2018	(69,809)	(81,399)	—	(11,590)
3-Month Nickel	Long	1	02/27/2018	69,872	81,413	11,541	—
3-Month Nickel	Short	(1)	02/27/2018	(69,950)	(81,413)	—	(11,463)
3-Month Nickel	Long	2	03/06/2018	129,966	162,888	32,922	—
3-Month Nickel	Short	(2)	03/06/2018	(130,299)	(162,888)	—	(32,589)
3-Month Nickel	Long	1	03/07/2018	65,132	81,446	16,314	—
3-Month Nickel	Short	(1)	03/07/2018	(65,415)	(81,446)	—	(16,031)
3-Month Nickel	Long	1	03/08/2018	66,272	81,448	15,176	—
3-Month Nickel	Short	(1)	03/08/2018	(65,930)	(81,448)	—	(15,518)
3-Month Zinc	Long	1	02/02/2018	81,028	89,888	8,860	—
3-Month Zinc	Short	(1)	02/02/2018	(80,502)	(89,888)	—	(9,386)
3-Month Zinc	Long	1	02/07/2018	80,353	89,628	9,275	—
3-Month Zinc	Short	(1)	02/07/2018	(79,875)	(89,628)	—	(9,753)
3-Month Zinc	Long	1	02/14/2018	80,003	89,453	9,450	—
3-Month Zinc	Short	(1)	02/14/2018	(79,365)	(89,452)	—	(10,087)
3-Month Zinc	Long	1	02/15/2018	77,753	89,418	11,665	—
3-Month Zinc	Short	(1)	02/15/2018	(78,293)	(89,417)	—	(11,124)
2-Year U.S. Treasury Note	Short	(278)	03/29/2018	(59,494,338)	(59,279,157)	215,181	—
3-Year Australia Treasury Bond	Short	(337)	03/15/2018	(30,106,720)	(30,139,581)	—	(32,861)
5-Year U.S. Treasury Note	Short	(9)	03/29/2018	(1,042,672)	(1,032,398)	10,274	—
10-Year Australia Treasury Bond	Long	5	03/15/2018	520,488	514,068	—	(6,420)
10-Year Canada Government Bond	Long	1	03/20/2018	111,363	107,504	—	(3,859)
10-Year Japan Government Bond	Long	9	03/13/2018	12,443,053	12,392,416	—	(50,637)
10-Year U.S. Treasury Note	Short	(6)	03/20/2018	(735,877)	(729,469)	6,408	—
Aluminum	Long	1	03/19/2018	51,266	55,344	4,078	—
Amsterdam Index	Long	18	02/16/2018	2,511,819	2,498,271	—	(13,548)
Brent Crude Oil	Long	177	02/28/2018	12,154,555	12,193,530	38,975	—
CAC 40 Index	Long	53	02/16/2018	3,632,408	3,606,286	—	(26,122)
Cocoa	Short	(3)	03/14/2018	(57,942)	(59,880)	—	(1,938)
Cocoa	Short	(11)	03/14/2018	(222,148)	(218,501)	3,647	—
Cocoa	Short	(12)	05/15/2018	(239,357)	(241,290)	—	(1,933)
Coffee	Short	(5)	03/19/2018	(237,249)	(228,469)	8,780	—
Copper	Long	12	03/19/2018	2,032,138	2,130,975	98,837	—
Copper	Short	(2)	03/19/2018	(344,020)	(355,163)	—	(11,143)
Copper	Long	5	03/27/2018	402,069	399,438	—	(2,631)
Corn	Short	(6)	03/14/2018	(106,743)	(108,450)	—	(1,707)
DAX® Index	Long	9	03/16/2018	3,667,299	3,682,235	14,936	—
DJIA Mini Index	Long	53	03/16/2018	6,457,185	6,926,040	468,855	—
Euro OAT	Short	(2)	03/08/2018	(380,148)	(379,740)	408	—
EURO STOXX 50®	Long	60	03/16/2018	2,680,706	2,681,747	1,041	—
Euro-BTP Italy Government Bond	Long	1	03/08/2018	173,199	168,826	—	(4,373)
FTSE 100 Index	Long	57	03/16/2018	6,072,470	6,043,149	—	(29,321)
FTSE China A50 Index	Long	30	02/27/2018	441,683	436,200	—	(5,483)
FTSE JSE Top 40 Index	Long	57	03/15/2018	2,536,620	2,543,053	6,433	—
German Euro BOBL	Short	(124)	03/08/2018	(20,179,596)	(20,083,060)	96,536	—
German Euro Bund	Short	(38)	03/08/2018	(7,538,095)	(7,492,951)	45,144	—
German Euro BUXL	Short	(2)	03/08/2018	(401,245)	(401,617)	—	(372)
German Euro Schatz	Short	(62)	03/08/2018	(8,606,063)	(8,606,696)	—	(633)
Gold 100 oz	Long	119	04/26/2018	16,014,087	15,982,890	—	(31,197)
HSCEI Index	Long	10	02/27/2018	866,752	869,143	2,391	—
IBEX 35 Index	Long	30	02/16/2018	3,907,821	3,888,422	—	(19,399)
KOSPI 200 Index	Long	1	03/08/2018	75,329	78,417	3,088	—
Lean Hogs	Short	(8)	04/13/2018	(233,064)	(231,200)	1,864	—

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2018 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

FUTURES CONTRACTS (continued):

Description	Long/ Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
Low Sulfur Gasoil	Long	94	03/12/2018	$5,714,050	$5,757,500	$43,450	$—
MSCI EAFE Mini Index	Long	5	03/16/2018	511,221	536,375	25,154	—
MSCI Emerging Markets	Long	52	03/16/2018	3,003,180	3,270,280	267,100	—
MSCI Singapore Index	Long	3	02/27/2018	93,537	92,175	—	(1,362)
MSCI Taiwan Index	Long	5	02/26/2018	208,227	207,000	—	(1,227)
NASDAQ-100 E-Mini Index	Long	63	03/16/2018	8,063,153	8,772,750	709,597	—
Natural Gas	Short	(13)	02/26/2018	(379,023)	(389,350)	—	(10,327)
New York Harbor ULSD	Long	44	02/28/2018	3,804,753	3,818,707	13,954	—
Nickel	Long	5	03/19/2018	338,268	407,385	69,117	—
Nickel	Short	(4)	03/19/2018	(261,589)	(325,908)	—	(64,319)
Nikkei 225	Long	31	03/08/2018	6,500,612	6,556,655	56,043	—
OMX Stockholm 30 Index	Long	23	02/16/2018	474,229	464,092	—	(10,137)
Palladium	Long	6	03/27/2018	592,095	614,130	22,035	—
RBOB Gasoline	Long	18	02/28/2018	1,395,247	1,431,637	36,390	—
Russell 2000® E-Mini	Long	57	03/16/2018	4,376,108	4,491,600	115,492	—
S&P 500® E-Mini	Long	50	03/16/2018	6,643,455	7,064,500	421,045	—
S&P MidCap 400® E-Mini	Long	11	03/16/2018	2,081,166	2,149,620	68,454	—
S&P/ASX 200 Index	Long	45	03/15/2018	5,470,028	5,421,925	—	(48,103)
S&P/TSX 60 Index	Long	42	03/15/2018	6,524,139	6,440,000	—	(84,139)
SGX CNX Nifty Index	Long	1	02/22/2018	22,219	22,118	—	(101)
Soybean	Long	1	03/14/2018	49,364	49,788	424	—
Soybean Meal	Short	(1)	03/14/2018	(31,708)	(33,780)	—	(2,072)
Soybean Oil	Short	(3)	03/14/2018	(60,471)	(59,526)	945	—
Sugar No. 11	Short	(103)	02/28/2018	(1,558,714)	(1,526,213)	32,501	—
TOPIX Index	Long	32	03/08/2018	5,232,886	5,391,958	159,072	—
U.K. Gilt	Short	(1)	03/27/2018	(173,733)	(173,420)	313	—
U.S. Treasury Bond	Long	4	03/20/2018	672,047	647,750	—	(24,297)
U.S. Treasury Bond	Short	(16)	03/20/2018	(2,370,201)	(2,365,000)	5,201	—
Wheat	Short	(5)	03/14/2018	(108,088)	(113,712)	—	(5,624)
WTI Crude	Long	123	02/20/2018	7,762,004	7,961,790	199,786	—
Zinc	Long	1	03/19/2018	78,578	88,738	10,160	—

Total						$5,077,781	$(668,488)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	03/21/2018	USD	24,747,913	AUD	32,531,000	$2,123	$(1,463,295)
CITI	03/21/2018	USD	1,920,656	BRL	6,408,000	—	(80,233)
CITI	03/21/2018	USD	24,128,138	CAD	30,874,000	—	(987,417)
CITI	03/21/2018	USD	43,923	CHF	43,000	—	(2,460)
CITI	03/21/2018	USD	821,196	CLP	530,579,000	—	(58,309)
CITI	03/21/2018	USD	236,713	COP	719,945,000	—	(16,161)
CITI	03/21/2018	USD	23,617,743	EUR	19,504,000	1,651	(680,282)
CITI	03/21/2018	USD	15,873,740	GBP	11,780,000	6	(885,116)
CITI	03/21/2018	USD	741,457	HKD	5,789,000	542	—
CITI	03/21/2018	USD	2,635,361	HUF	690,410,000	414	(135,478)
CITI	03/21/2018	USD	525,306	IDR	7,192,262,992	—	(9,977)
CITI	03/21/2018	USD	670,526	ILS	2,352,000	59	(18,907)
CITI	03/21/2018	USD	2,274,088	INR	146,367,000	1,139	(13,805)
CITI	03/21/2018	USD	219,721	KRW	239,454,000	—	(4,705)
CITI	03/21/2018	USD	1,677,450	MXN	33,083,000	—	(85,586)
CITI	03/21/2018	USD	11,117,483	NOK	91,659,000	—	(791,454)
CITI	03/21/2018	USD	35,665,134	NZD	52,057,000	—	(2,677,455)
CITI	03/21/2018	USD	1,037,977	PHP	52,940,000	8,823	(505)
CITI	03/21/2018	USD	16,132	PLN	54,000	70	(88)
CITI	03/21/2018	USD	9,469,759	SEK	79,095,000	—	(602,638)
CITI	03/21/2018	USD	940,985	SGD	1,236,000	1,585	(3,808)
CITI	03/21/2018	USD	11,679,392	TRY	47,404,000	—	(752,804)
CITI	03/21/2018	USD	1,426,179	TWD	41,707,000	1,769	(10,013)
CITI	03/21/2018	BRL	18,168,000	USD	5,578,377	98,488	(3,929)
CITI	03/21/2018	SGD	8,397,000	USD	6,235,030	172,827	—
CITI	03/21/2018	TWD	147,811,000	USD	4,979,785	103,852	(4)
CITI	03/21/2018	EUR	55,433,369	USD	66,164,727	2,890,006	(701)
CITI	03/21/2018	GBP	24,466,000	USD	33,228,095	1,584,936	(6,402)
CITI	03/21/2018	PLN	6,817,000	USD	1,917,843	120,946	—

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2018 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	03/21/2018	PHP	167,101,000	USD	3,286,266	$518	$(36,740)
CITI	03/21/2018	AUD	53,337,000	USD	41,043,676	1,931,229	(3,160)
CITI	03/21/2018	HKD	1,640,000	USD	210,403	—	(505)
CITI	03/21/2018	NZD	50,287,000	USD	35,863,113	1,179,763	(3,984)
CITI	03/21/2018	TRY	53,774,000	USD	13,779,902	325,101	(2,208)
CITI	03/21/2018	KRW	13,645,667,153	USD	12,584,782	208,509	(3,996)
CITI	03/21/2018	ILS	11,404,001	USD	3,278,582	64,692	(747)
CITI	03/21/2018	INR	297,190,000	USD	4,559,335	83,842	(57)
CITI	03/21/2018	CLP	1,697,567,992	USD	2,677,882	136,208	(144)
CITI	03/21/2018	SEK	83,894,000	USD	10,412,010	274,076	(2,557)
CITI	03/21/2018	COP	5,681,497,992	USD	1,912,139	84,913	(1,474)
CITI	03/21/2018	IDR	37,976,959,880	USD	2,790,048	37,792	(1,405)
CITI	03/21/2018	MXN	167,836,000	USD	8,844,770	102,882	(3,458)
CITI	03/21/2018	CAD	39,976,998	USD	31,786,582	734,507	(375)
CITI	03/21/2018	HUF	778,072,000	USD	3,015,541	106,649	—
CITI	03/21/2018	NOK	111,738,000	USD	14,138,874	382,297	(3,439)
CITI	03/21/2018	CHF	73,000	USD	74,573	4,171	—
CITI	03/22/2018	USD	62,084,136	JPY	6,941,727,829	—	(1,688,979)
CITI	03/22/2018	ZAR	144,080,000	USD	10,801,034	1,268,301	—
CITI	03/22/2018	JPY	4,433,855,984	USD	40,139,582	613,542	(19,633)
CITI	03/22/2018	USD	4,416,836	ZAR	62,002,000	192	(777,159)

Total						$12,528,420	$(11,841,552)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term U.S. Government Obligations	$—	$160,224,390	$—	$160,224,390
Short-Term Investment Companies	30,805,880	—	—	30,805,880

Total Investments	$30,805,880	$160,224,390	$—	$191,030,270

Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$2,575,582	$—	$2,575,582
Futures Contracts (D)	5,077,781	—	—	5,077,781
Forward Foreign Currency Contracts (D)	—	12,528,420	—	12,528,420

Total Other Financial Instruments	$5,077,781	$15,104,002	$—	$20,181,783

LIABILITIES
Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$(1,329,959)	$—	$(1,329,959)
Futures Contracts (D)	(668,488)	—	—	(668,488)
Forward Foreign Currency Contracts (D)	—	(11,841,552)	—	(11,841,552)

Total Other Financial Instruments	$(668,488)	$(13,171,511)	$—	$(13,839,999)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rates disclosed reflect the yields at January 31, 2018.
(B)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(D)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2018 Form N-Q

Transamerica Managed Futures Strategy

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

CURRENCY ABBREVIATIONS (continued):

CHF	Swiss Franc
CLP	Chilean Peso
COP	Columbian Peso
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America, N.A.
CITI	Citibank N.A.
GSI	Goldman Sachs International
MLI	Merrill Lynch International

PORTFOLIO ABBREVIATIONS:

ASX	Australian Securities Exchange
BM&F Bovespa	Bolsa de Valores, Mercadorias & Futuros de Sao Paulo (Brazilian Stock Exchange Index)
BOBL	Bundesobligationen (German Federal Government Securities)
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
CAC	Cotation Assistée en Continu (French Stock Market Index)
CNX Nifty	CRISIL NSE Index (National Stock Exchange of India’s Benchmark Index)
DAX	Deutscher Aktienindex (Frankfurt Stock Index)
DJIA	Dow Jones Industrial Average
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
HG	High Grade
HSCEI	Hang Seng China Enterprises Index
IBEX	Índice Bursatil Español (Bolsa de Madrid Stock Market Index)
JSE	Johannesburg Stock Exchange
KOSPI	Korean Composite Stock Price Index
LME	London Metal Exchange
NASDAQ	National Association of Securities Dealers Automated Quotations
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OMX	Norwegian Stockholm Stock Exchange
RBOB	Reformulated Blendstock for Oxygenate Blending
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)
SGX	Singapore Exchange
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra-Low Sulfur Diesel
WTI	West Texas Intermediate

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2018 Form N-Q

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Aerospace & Defense - 3.7%
Spirit Aerosystems Holdings, Inc., Class A	98,834	$ 10,116,648

Airlines - 3.1%
JetBlue Airways Corp. (A)	401,956	8,384,802

Auto Components - 6.9%
Aptiv PLC	80,437	7,631,863
Delphi Technologies PLC (A)	49,540	2,736,094
Goodyear Tire & Rubber Co.	243,928	8,493,573

		18,861,530

Banks - 9.8%
CIT Group, Inc.	213,410	10,817,753
FNB Corp.	774,437	11,113,171
SVB Financial Group (A)	19,605	4,833,612

		26,764,536

Biotechnology - 4.1%
BioMarin Pharmaceutical, Inc. (A)	123,403	11,134,653

Chemicals - 5.8%
Eastman Chemical Co.	85,886	8,518,174
Olin Corp.	195,365	7,283,207

		15,801,381

Communications Equipment - 2.1%
Palo Alto Networks, Inc. (A)	36,158	5,708,263

Construction & Engineering - 2.3%
MasTec, Inc. (A)	116,814	6,237,868

Construction Materials - 2.4%
Eagle Materials, Inc.	59,074	6,619,242

Consumer Finance - 7.3%
Ally Financial, Inc.	339,766	10,114,834
Discover Financial Services	123,221	9,833,036

		19,947,870

Diversified Consumer Services - 2.4%
ServiceMaster Global Holdings, Inc. (A)	123,625	6,517,510

Electronic Equipment, Instruments & Components - 4.7%
Dolby Laboratories, Inc., Class A	119,061	7,660,385
Jabil, Inc.	196,071	4,986,085

		12,646,470

Equity Real Estate Investment Trusts - 2.3%
Uniti Group, Inc. (B)	393,977	6,236,656

Health Care Providers & Services - 3.7%
Universal Health Services, Inc., Class B	82,574	10,032,741

Hotels, Restaurants & Leisure - 2.1%
Caesars Entertainment Corp. (A)	416,894	5,815,671

Household Durables - 3.1%
Whirlpool Corp.	46,721	8,476,124

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 2.6%
Bio-Techne Corp.	50,494	$ 7,083,803

Machinery - 6.8%
Crane Co.	62,294	6,225,662
Ingersoll-Rand PLC	86,198	8,156,917
ITT, Inc.	72,410	4,054,960

		18,437,539

Oil, Gas & Consumable Fuels - 3.8%
Energen Corp. (A)	48,848	2,551,331
EQT Corp.	141,359	7,674,380

		10,225,711

Road & Rail - 2.5%
Ryder System, Inc., Class A	79,135	6,887,119

Semiconductors & Semiconductor Equipment - 5.4%
Micron Technology, Inc. (A)	182,071	7,960,144
Skyworks Solutions, Inc.	69,678	6,773,398

		14,733,542

Software - 6.5%
Workday, Inc., Class A (A)	79,250	9,501,282
Zynga, Inc., Class A (A)	2,295,132	8,216,573

		17,717,855

Specialty Retail - 2.8%
Ulta Beauty, Inc. (A)	34,269	7,611,145

Trading Companies & Distributors - 3.7%
Air Lease Corp.	203,677	9,902,776

Total Common Stocks (Cost $221,825,358)		271,901,455

SECURITIES LENDING COLLATERAL - 2.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (C)	7,166,884	7,166,884

Total Securities Lending Collateral (Cost $7,166,884)		7,166,884

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 0.54% (C), dated 01/31/2018, to be repurchased at $873,445 on 02/01/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2021, and with a value of $892,875.	$ 873,432	873,432

Total Repurchase Agreement (Cost $873,432)		873,432

Total Investments (Cost $229,865,674)		279,941,771
Net Other Assets (Liabilities) - (2.8)%		(7,756,552)

Net Assets - 100.0%		$ 272,185,219

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$271,901,455	$—	$—	$271,901,455
Securities Lending Collateral	7,166,884	—	—	7,166,884
Repurchase Agreement	—	873,432	—	873,432

Total Investments	$279,068,339	$873,432	$—	$279,941,771

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)

All or a portion of the security is on loan. The value of the security on loan is $6,985,697. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rates disclosed reflect the yields at January 31, 2018.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 97.2%
Auto Components - 0.9%
BorgWarner, Inc.	30,466	$ 1,714,017

Banks - 8.1%
Citizens Financial Group, Inc.	47,854	2,196,499
Fifth Third Bancorp	84,051	2,782,088
First Republic Bank	17,075	1,529,066
Huntington Bancshares, Inc.	89,333	1,445,408
M&T Bank Corp.	18,130	3,458,841
SunTrust Banks, Inc.	39,340	2,781,338
Zions Bancorporation	13,400	724,002

		14,917,242

Beverages - 3.0%
Constellation Brands, Inc., Class A	8,320	1,825,991
Dr Pepper Snapple Group, Inc.	23,109	2,758,059
Molson Coors Brewing Co., Class B	10,950	920,019

		5,504,069

Building Products - 1.0%
Fortune Brands Home & Security, Inc.	26,657	1,890,781

Capital Markets - 5.6%
Ameriprise Financial, Inc.	10,237	1,726,982
Invesco, Ltd.	52,186	1,885,480
Northern Trust Corp.	19,762	2,082,717
Raymond James Financial, Inc.	19,774	1,906,016
T. Rowe Price Group, Inc.	24,848	2,773,782

		10,374,977

Chemicals - 0.8%
Sherwin-Williams Co.	3,580	1,493,254

Communications Equipment - 1.1%
CommScope Holding Co., Inc. (A)	52,904	2,043,681

Consumer Finance - 1.0%
Ally Financial, Inc.	59,559	1,773,071

Containers & Packaging - 3.4%
Ball Corp.	65,333	2,500,947
Silgan Holdings, Inc.	55,387	1,655,518
WestRock Co.	31,389	2,091,449

		6,247,914

Distributors - 0.9%
Genuine Parts Co.	15,484	1,611,420

Electric Utilities - 2.6%
Edison International	24,527	1,533,674
Westar Energy, Inc.	10,464	540,570
Xcel Energy, Inc.	59,077	2,696,274

		4,770,518

Electrical Equipment - 2.3%
Acuity Brands, Inc.	7,719	1,192,122
AMETEK, Inc.	22,500	1,716,750
Hubbell, Inc.	9,423	1,281,057
Regal Beloit Corp.	888	69,175

		4,259,104

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 4.8%
Amphenol Corp., Class A	22,098	$ 2,050,032
Arrow Electronics, Inc. (A)	26,494	2,155,022
CDW Corp.	33,129	2,477,718
Keysight Technologies, Inc. (A)	46,052	2,151,549

		8,834,321

Equity Real Estate Investment Trusts - 9.6%
American Campus Communities, Inc.	19,887	764,854
American Homes 4 Rent, Class A	28,559	593,742
AvalonBay Communities, Inc.	9,650	1,644,360
Boston Properties, Inc.	12,829	1,587,076
Brixmor Property Group, Inc.	63,203	1,025,785
Essex Property Trust, Inc.	3,924	914,214
Federal Realty Investment Trust	9,638	1,164,270
GGP, Inc.	24,457	563,245
HCP, Inc.	13,700	329,896
JBG SMITH Properties	13,575	458,156
Kimco Realty Corp.	58,823	935,874
Outfront Media, Inc.	48,705	1,090,992
Park Hotels & Resorts, Inc.	29,993	867,098
Rayonier, Inc.	38,325	1,244,029
Regency Centers Corp.	14,162	890,931
Vornado Realty Trust	21,589	1,547,499
Weyerhaeuser Co.	34,366	1,290,100
WP Carey, Inc.	12,852	832,938

		17,745,059

Food & Staples Retailing - 1.1%
Kroger Co.	66,205	2,009,984

Food Products - 0.6%
Pinnacle Foods, Inc.	8,040	497,998
Post Holdings, Inc. (A)	7,600	575,092

		1,073,090

Gas Utilities - 0.9%
National Fuel Gas Co.	30,156	1,681,197

Health Care Equipment & Supplies - 0.8%
Zimmer Biomet Holdings, Inc.	11,980	1,522,898

Health Care Providers & Services - 5.6%
AmerisourceBergen Corp.	19,492	1,942,768
Cigna Corp.	10,722	2,233,929
Henry Schein, Inc. (A)	14,043	1,062,774
Humana, Inc.	6,484	1,827,386
Laboratory Corp. of America Holdings (A)	9,335	1,628,957
Universal Health Services, Inc., Class B	12,817	1,557,265

		10,253,079

Hotels, Restaurants & Leisure - 1.8%
Hilton Worldwide Holdings, Inc.	28,103	2,407,022
Marriott International, Inc., Class A	6,085	896,564

		3,303,586

Household Durables - 2.7%
Mohawk Industries, Inc. (A)	13,272	3,730,228
Newell Brands, Inc.	48,119	1,272,267

		5,002,495

Household Products - 0.5%
Energizer Holdings, Inc.	16,657	969,770

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates - 1.0%
Carlisle Cos., Inc.	16,262	$ 1,857,283

Insurance - 8.3%
Alleghany Corp. (A)	1,659	1,041,354
Chubb, Ltd.	5,265	822,130
Hartford Financial Services Group, Inc.	44,923	2,639,675
Loews Corp.	64,206	3,316,240
Marsh & McLennan Cos., Inc.	22,064	1,842,785
Progressive Corp.	25,354	1,371,651
Unum Group	28,445	1,512,990
WR Berkley Corp.	11,244	820,587
XL Group, Ltd.	51,052	1,880,756

		15,248,168

Internet & Direct Marketing Retail - 1.2%
Expedia, Inc.	18,039	2,309,172

Internet Software & Services - 0.5%
Match Group, Inc. (A) (B)	24,665	861,795

IT Services - 0.9%
Jack Henry & Associates, Inc.	13,979	1,742,622

Machinery - 2.4%
IDEX Corp.	13,711	1,967,254
Snap-on, Inc.	14,101	2,415,643

		4,382,897

Media - 1.4%
CBS Corp., Class B	20,874	1,202,551
DISH Network Corp., Class A (A)	29,749	1,395,228

		2,597,779

Multi-Utilities - 4.3%
CenterPoint Energy, Inc.	17,940	505,549
CMS Energy Corp.	58,832	2,632,732
Sempra Energy	19,591	2,096,629
WEC Energy Group, Inc.	41,242	2,651,861

		7,886,771

Multiline Retail - 1.8%
Kohl’s Corp.	33,667	2,180,612
Nordstrom, Inc. (B)	22,078	1,088,666

		3,269,278

Oil, Gas & Consumable Fuels - 5.7%
Energen Corp. (A)	64,047	3,345,175
EQT Corp.	58,899	3,197,627
PBF Energy, Inc., Class A	32,547	1,052,244
Williams Cos., Inc.	93,062	2,921,216

		10,516,262

Personal Products - 1.5%
Coty, Inc., Class A	68,313	1,339,618
Edgewell Personal Care Co. (A)	24,832	1,402,015

		2,741,633

Real Estate Management & Development - 0.8%
CBRE Group, Inc., Class A (A)	30,738	1,404,419

Semiconductors & Semiconductor Equipment - 0.7%
Analog Devices, Inc.	15,200	1,396,576

	Shares	Value
COMMON STOCKS (continued)
Software - 0.9%
Synopsys, Inc. (A)	17,887	$ 1,656,515

Specialty Retail - 3.8%
AutoZone, Inc. (A)	2,758	2,111,084
Best Buy Co., Inc.	25,989	1,898,756
Gap, Inc.	49,215	1,635,907
Tiffany & Co.	12,794	1,364,480

		7,010,227

Textiles, Apparel & Luxury Goods - 1.9%
PVH Corp.	15,214	2,359,387
Ralph Lauren Corp.	9,626	1,100,348

		3,459,735

Trading Companies & Distributors - 1.0%
MSC Industrial Direct Co., Inc., Class A	19,146	1,797,426

Total Common Stocks (Cost $97,159,479)		179,134,085

SECURITIES LENDING COLLATERAL - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (C)	1,901,334	1,901,334

Total Securities Lending Collateral (Cost $1,901,334)		1,901,334

	Principal	Value
REPURCHASE AGREEMENT - 5.8%
Fixed Income Clearing Corp., 0.54% (C), dated 01/31/2018, to be repurchased at $10,657,625 on 02/01/2018. Collateralized by U.S. Government Obligations, 2.13% - 2.25%, due 07/31/2021 - 08/15/2021, and with a total value of $10,874,748.	$ 10,657,465	10,657,465

Total Repurchase Agreement (Cost $10,657,465)		10,657,465

Total Investments (Cost $109,718,278)		191,692,884
Net Other Assets (Liabilities) - (4.0)%		(7,390,268)

Net Assets - 100.0%		$ 184,302,616

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$179,134,085	$—	$—	$179,134,085
Securities Lending Collateral	1,901,334	—	—	1,901,334
Repurchase Agreement	—	10,657,465	—	10,657,465

Total Investments	$181,035,419	$10,657,465	$—	$191,692,884

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,857,289. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at January 31, 2018.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2018 Form N-Q

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 92.3%
Airlines - 3.6%
Alaska Air Group, Inc.	346,516	$ 22,776,497
JetBlue Airways Corp. (A)	1,021,800	21,314,748
United Continental Holdings, Inc. (A)	219,300	14,872,926

		58,964,171

Banks - 2.2%
CIT Group, Inc.	626,360	31,750,188
Huntington Bancshares, Inc.	245,105	3,965,799

		35,715,987

Biotechnology - 1.1%
United Therapeutics Corp. (A)	135,800	17,518,200

Capital Markets - 1.1%
E*TRADE Financial Corp. (A)	353,900	18,650,530

Chemicals - 2.3%
Mosaic Co.	296,200	8,086,260
PPG Industries, Inc.	247,000	29,326,310

		37,412,570

Commercial Services & Supplies - 3.1%
KAR Auction Services, Inc.	400,500	21,843,270
Stericycle, Inc. (A)	378,907	28,554,432

		50,397,702

Communications Equipment - 1.5%
ARRIS International PLC (A)	997,600	25,239,280

Consumer Finance - 0.7%
Ally Financial, Inc.	416,139	12,388,458

Diversified Consumer Services - 1.5%
H&R Block, Inc.	902,808	23,960,524

Diversified Financial Services - 0.8%
Voya Financial, Inc.	242,561	12,591,342

Electric Utilities - 7.5%
Alliant Energy Corp.	732,900	29,132,775
FirstEnergy Corp.	1,531,100	50,373,190
PPL Corp.	1,333,250	42,490,677

		121,996,642

Electronic Equipment, Instruments & Components - 1.7%
Avnet, Inc.	640,101	27,204,293

Energy Equipment & Services - 0.7%
Transocean, Ltd. (A) (B)	1,000,900	10,799,711

Equity Real Estate Investment Trusts - 6.0%
Iron Mountain, Inc.	241,500	8,459,745
JBG SMITH Properties	741,700	25,032,375
Uniti Group, Inc. (B)	1,172,340	18,558,142
VEREIT, Inc.	6,371,000	45,871,200

		97,921,462

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing - 3.5%
Casey’s General Stores, Inc. (B)	257,500	$ 31,185,825
US Foods Holding Corp. (A)	800,700	25,726,491

		56,912,316

Food Products - 2.7%
J.M. Smucker, Co.	66,800	8,476,252
Kellogg Co.	536,500	36,541,015

		45,017,267

Health Care Equipment & Supplies - 3.0%
DENTSPLY SIRONA, Inc.	417,243	25,372,547
Zimmer Biomet Holdings, Inc.	181,900	23,123,128

		48,495,675

Health Care Providers & Services - 5.6%
AmerisourceBergen Corp.	163,756	16,321,560
Cardinal Health, Inc.	330,168	23,702,761
Laboratory Corp. of America Holdings (A)	141,003	24,605,023
MEDNAX, Inc. (A)	512,886	27,085,510

		91,714,854

Independent Power & Renewable Electricity Producers - 2.2%
AES Corp.	3,149,000	36,402,440

Insurance - 11.0%
Alleghany Corp. (A)	62,725	39,372,482
Allstate Corp.	163,300	16,129,141
FNF Group	398,503	15,533,647
Loews Corp.	661,720	34,177,838
Markel Corp. (A)	12,200	14,001,818
Progressive Corp.	636,705	34,445,741
Willis Towers Watson PLC	161,566	25,926,496

		179,587,163

Internet & Direct Marketing Retail - 1.7%
Expedia, Inc.	48,985	6,270,570
Liberty Expedia Holdings, Inc., Class A (A)	272,405	12,773,070
Liberty Interactive Corp QVC Group, Series A (A)	291,500	8,188,235

		27,231,875

IT Services - 2.0%
FleetCor Technologies, Inc. (A)	38,300	8,138,750
MAXIMUS, Inc.	172,700	11,774,686
Western Union Co.	581,000	12,078,990

		31,992,426

Media - 9.7%
AMC Networks, Inc., Class A (A)	439,675	22,682,833
Discovery Communications, Inc., Class C (A)	1,156,580	27,595,999
DISH Network Corp., Class A (A)	662,093	31,052,162
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	282,200	12,645,382
Madison Square Garden Co., Class A (A)	72,099	15,561,848
News Corp., Class A	1,248,200	21,356,702
Viacom, Inc., Class B	816,200	27,277,404

		158,172,330

Mortgage Real Estate Investment Trusts - 1.8%
Annaly Capital Management, Inc.	2,773,045	29,227,894

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 1.4%
SCANA Corp.	302,119	$ 12,278,116
WEC Energy Group, Inc.	177,067	11,385,408

		23,663,524

Oil, Gas & Consumable Fuels - 4.0%
Antero Resources Corp. (A)	1,472,800	28,616,504
Range Resources Corp.	1,996,000	28,443,000
Williams Cos., Inc.	260,900	8,189,651

		65,249,155

Real Estate Management & Development - 0.5%
CBRE Group, Inc., Class A (A)	184,136	8,413,174

Software - 3.3%
CA, Inc.	429,700	15,404,745
Dell Technologies, Inc., Class V (A)	233,300	16,727,610
Open Text Corp.	614,588	21,049,639

		53,181,994

Specialty Retail - 2.8%
Advance Auto Parts, Inc.	201,200	23,538,388
Bed Bath & Beyond, Inc.	639,960	14,770,277
Foot Locker, Inc.	163,800	8,050,770

		46,359,435

Technology Hardware, Storage & Peripherals - 1.8%
NCR Corp. (A)	228,200	8,559,782
Western Digital Corp.	231,856	20,630,547

		29,190,329

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 1.5%
AerCap Holdings NV (A)	449,800	$ 24,334,180

Total Common Stocks (Cost $1,396,268,551)		1,505,906,903

SECURITIES LENDING COLLATERAL - 1.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (C)	27,774,334	27,774,334

Total Securities Lending Collateral (Cost $27,774,334)		27,774,334

	Principal	Value
REPURCHASE AGREEMENT - 7.5%
Fixed Income Clearing Corp., 0.54% (C), dated 01/31/2018, to be repurchased at $122,678,777 on 02/01/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2020, and with a value of $125,130,796.	$ 122,676,937	122,676,937

Total Repurchase Agreement (Cost $122,676,937)		122,676,937

Total Investments (Cost $1,546,719,822)		1,656,358,174
Net Other Assets (Liabilities) - (1.5)%		(25,101,830)

Net Assets - 100.0%		$ 1,631,256,344

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,505,906,903	$—	$—	$1,505,906,903
Securities Lending Collateral	27,774,334	—	—	27,774,334
Repurchase Agreement	—	122,676,937	—	122,676,937

Total Investments	$1,533,681,237	$122,676,937	$—	$1,656,358,174

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $26,890,431. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at January 31, 2018.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 57.3%
Independent Power & Renewable Electricity Producers - 0.8%
Atlantica Yield PLC	115,500	$ 2,434,740

Oil, Gas & Consumable Fuels - 53.1%
Cheniere Energy Partners, LP Holdings LLC	371,620	10,580,021
Cheniere Energy, Inc. (A)	188,700	10,672,872
Enbridge Energy Management LLC (A) (B)	828,702	11,353,217
Enbridge, Inc.	260,649	9,547,573
EnLink Midstream LLC	119,400	2,220,840
GasLog, Ltd. (B)	223,747	4,519,689
Kinder Morgan, Inc.	936,600	16,840,068
ONEOK, Inc.	334,675	19,698,971
Pembina Pipeline Corp. (B)	420,700	14,350,077
Plains GP Holdings, LP, Class A (A)	543,313	11,561,701
SemGroup Corp., Class A	176,331	5,051,883
Targa Resources Corp.	246,350	11,824,800
TransCanada Corp.	404,325	18,615,123
Williams Cos., Inc.	513,160	16,108,093

		162,944,928

Transportation Infrastructure - 3.4%
Macquarie Infrastructure Corp.	157,000	10,416,950

Total Common Stocks (Cost $167,664,387)		175,796,618

MASTER LIMITED PARTNERSHIPS - 37.6%
Electric Utilities - 0.8%
Brookfield Infrastructure Partners, LP	60,000	2,575,200

Independent Power & Renewable Electricity Producers - 3.9%
Brookfield Renewable Partners, LP	70,000	2,340,800
NextEra Energy Partners, LP	213,722	9,598,255

		11,939,055

Oil, Gas & Consumable Fuels - 32.9%
Antero Midstream Partners, LP	62,000	1,886,040
BP Midstream Partners, LP	78,800	1,642,192
Buckeye Partners, LP	70,800	3,817,536
DCP Midstream, LP	48,400	2,001,340
Energy Transfer Equity, LP	227,300	4,159,590
Energy Transfer Partners, LP	490,064	9,820,883
Enterprise Products Partners, LP	345,711	9,548,538
EQT GP Holdings, LP	62,948	1,745,548
EQT Midstream Partners, LP	80,420	5,982,444
GasLog Partners, LP	400,110	9,482,607
Hoegh LNG Partners, LP	240,000	4,404,000
KNOT Offshore Partners, LP	89,302	1,888,737
Magellan Midstream Partners, LP	52,100	3,719,419
MPLX, LP	209,081	7,777,813
Phillips 66 Partners, LP	119,600	6,295,744
Shell Midstream Partners, LP	238,805	6,836,987
Tallgrass Energy GP, LP	445,249	10,899,696
TC PipeLines, LP	30,900	1,688,376
Western Gas Partners, LP	143,900	7,235,292

		100,832,782

Total Master Limited Partnerships (Cost $104,830,590)		115,347,037

	Principal	Value
CORPORATE DEBT SECURITIES - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Canbriam Energy, Inc.
9.75%, 11/15/2019 (C)	$ 1,380,000	$ 1,400,700
MEG Energy Corp.
7.00%, 03/31/2024 (C)	2,000,000	1,732,500
Rockies Express Pipeline LLC
7.50%, 07/15/2038 (C)	2,000,000	2,390,000
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.38%, 02/01/2027	1,000,000	1,017,500

Total Corporate Debt Securities (Cost $5,901,882)		6,540,700

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (D)	11,823,807	11,823,807

Total Securities Lending Collateral (Cost $11,823,807)		11,823,807

	Principal	Value
REPURCHASE AGREEMENT - 4.9%
Fixed Income Clearing Corp., 0.54% (D), dated 01/31/2018, to be repurchased at $14,905,805 on 02/01/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2021, and with a value of $15,204,689.	$ 14,905,581	14,905,581

Total Repurchase Agreement (Cost $14,905,581)		14,905,581

Total Investments (Cost $305,126,247)		324,413,743
Net Other Assets (Liabilities) - (5.7)%		(17,384,940)

Net Assets - 100.0%		$ 307,028,803

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$175,796,618	$—	$—	$175,796,618
Master Limited Partnerships	115,347,037	—	—	115,347,037
Corporate Debt Securities	—	6,540,700	—	6,540,700
Securities Lending Collateral	11,823,807	—	—	11,823,807
Repurchase Agreement	—	14,905,581	—	14,905,581

Total Investments	$302,967,462	$21,446,281	$—	$324,413,743

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $11,559,921. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the total value of 144A securities is $5,523,200, representing 1.8% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at January 31, 2018.
(E)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Multi-Cap Growth

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 94.1%
Banks - 3.1%
Wells Fargo & Co.	155,000	$ 10,195,900

Beverages - 2.6%
PepsiCo, Inc.	69,700	8,384,910

Biotechnology - 1.8%
Celgene Corp. (A)	58,200	5,887,512

Chemicals - 7.1%
Ecolab, Inc.	83,000	11,427,440
Sherwin-Williams Co.	27,500	11,470,525

		22,897,965

Diversified Financial Services - 2.5%
Berkshire Hathaway, Inc., Class B (A)	37,500	8,039,250

Electronic Equipment, Instruments & Components - 5.5%
Amphenol Corp., Class A	102,800	9,536,756
Littelfuse, Inc.	37,500	8,150,250

		17,687,006

Food & Staples Retailing - 4.0%
CVS Health Corp.	163,000	12,826,470

Health Care Technology - 2.9%
Cerner Corp. (A)	135,000	9,332,550

Insurance - 2.5%
Markel Corp. (A)	7,200	8,263,368

Internet & Direct Marketing Retail - 5.1%
Priceline Group, Inc. (A)	8,700	16,634,835

Internet Software & Services - 9.3%
Alphabet, Inc., Class A (A)	13,900	16,432,858
Facebook, Inc., Class A (A)	72,500	13,549,525

		29,982,383

IT Services - 11.3%
Broadridge Financial Solutions, Inc.	83,800	8,079,158
Cognizant Technology Solutions Corp., Class A	122,000	9,513,560
FleetCor Technologies, Inc. (A)	43,000	9,137,500
Mastercard, Inc., Class A	57,300	9,683,700

		36,413,918

Machinery - 3.5%
Middleby Corp. (A)	84,000	11,445,840

Multiline Retail - 3.9%
Dollar Tree, Inc. (A)	109,500	12,592,500

Oil, Gas & Consumable Fuels - 2.8%
Phillips 66	90,000	9,216,000

Pharmaceuticals - 2.4%
Novo Nordisk A/S, ADR	140,000	7,770,000

Road & Rail - 2.9%
Union Pacific Corp.	70,800	9,451,800

	Shares	Value
COMMON STOCKS (continued)
Software - 5.1%
Check Point Software Technologies, Ltd. (A)	81,500	$ 8,427,915
Intuit, Inc.	48,000	8,059,200

		16,487,115

Specialty Retail - 7.3%
Lowe’s Cos., Inc.	80,800	8,462,184
TJX Cos., Inc.	187,000	15,019,840

		23,482,024

Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	116,000	19,421,880

Trading Companies & Distributors - 2.5%
Fastenal Co.	148,500	8,161,560

Total Common Stocks (Cost $234,842,967)		304,574,786

	Principal	Value
REPURCHASE AGREEMENT - 6.7%
Fixed Income Clearing Corp., 0.54% (B), dated 01/31/2018, to be repurchased at $21,650,426 on 02/01/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2021, and with a value of $22,084,475.	$ 21,650,102	21,650,102

Total Repurchase Agreement (Cost $21,650,102)		21,650,102

Total Investments (Cost $256,493,069)		326,224,888
Net Other Assets (Liabilities) - (0.8)%		(2,683,837)

Net Assets - 100.0%		$ 323,541,051

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Multi-Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$304,574,786	$—	$—	$304,574,786
Repurchase Agreement	—	21,650,102	—	21,650,102

Total Investments	$304,574,786	$21,650,102	$—	$326,224,888

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at January 31, 2018.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 61.0%
Aerospace & Defense - 1.1%
General Dynamics Corp.	17,818	$ 3,964,149
Harris Corp.	3,040	484,515
Northrop Grumman Corp.	10,962	3,732,890
United Technologies Corp.	23,554	3,250,687

		11,432,241

Air Freight & Logistics - 0.0% (A)
FedEx Corp.	1,281	336,237

Airlines - 0.4%
Delta Air Lines, Inc.	57,155	3,244,689
United Continental Holdings, Inc. (B)	14,340	972,539

		4,217,228

Auto Components - 0.2%
Aptiv PLC	12,117	1,149,661
Delphi Technologies PLC (B)	12,272	677,783

		1,827,444

Automobiles - 0.2%
Ford Motor Co.	243,351	2,669,560

Banks - 3.8%
Bank of America Corp.	416,566	13,330,112
BB&T Corp.	15,400	849,926
Citigroup, Inc.	131,784	10,342,409
Comerica, Inc.	15,000	1,428,300
KeyCorp	116,203	2,486,744
SunTrust Banks, Inc.	20,300	1,435,210
SVB Financial Group (B)	3,960	976,338
Wells Fargo & Co.	146,195	9,616,707

		40,465,746

Beverages - 1.5%
Coca-Cola Co.	33,900	1,613,301
Constellation Brands, Inc., Class A	10,978	2,409,342
Molson Coors Brewing Co., Class B	56,652	4,759,901
PepsiCo, Inc.	64,202	7,723,500

		16,506,044

Biotechnology - 1.5%
AbbVie, Inc.	20,430	2,292,654
Alexion Pharmaceuticals, Inc. (B)	6,399	763,529
Amgen, Inc.	4,710	876,295
Biogen, Inc. (B)	10,844	3,771,652
BioMarin Pharmaceutical, Inc. (B)	2,595	234,147
Celgene Corp. (B)	26,354	2,665,971
Gilead Sciences, Inc.	40,354	3,381,665
Vertex Pharmaceuticals, Inc. (B)	16,013	2,672,089

		16,658,002

Building Products - 0.4%
Allegion PLC	33,841	2,914,049
Masco Corp.	33,358	1,489,768

		4,403,817

Capital Markets - 2.1%
Bank of New York Mellon Corp.	71,081	4,030,293

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Charles Schwab Corp.	92,936	$ 4,957,206
Intercontinental Exchange, Inc.	33,360	2,463,302
Morgan Stanley	114,547	6,477,633
State Street Corp.	38,419	4,232,621

		22,161,055

Chemicals - 1.3%
Albemarle Corp.	3,108	346,822
Celanese Corp., Series A	14,405	1,558,045
DowDuPont, Inc.	104,744	7,916,551
Eastman Chemical Co.	40,683	4,034,940
Mosaic Co.	2,961	80,835

		13,937,193

Communications Equipment - 0.2%
Cisco Systems, Inc.	46,353	1,925,504

Construction Materials - 0.0% (A)
Vulcan Materials Co.	3,100	419,740

Consumer Finance - 0.7%
American Express Co.	45,206	4,493,477
Capital One Financial Corp.	24,443	2,541,094

		7,034,571

Containers & Packaging - 0.3%
Crown Holdings, Inc. (B)	19,657	1,141,089
WestRock Co.	24,373	1,623,973

		2,765,062

Diversified Consumer Services - 0.0% (A)
H&R Block, Inc.	11,200	297,248

Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc., Class B (B)	48,393	10,374,491
Voya Financial, Inc.	19,278	1,000,721

		11,375,212

Diversified Telecommunication Services - 0.4%
AT&T, Inc.	48,992	1,834,750
Verizon Communications, Inc.	45,257	2,447,046

		4,281,796

Electric Utilities - 1.4%
American Electric Power Co., Inc.	38,250	2,630,835
Exelon Corp.	42,970	1,654,775
NextEra Energy, Inc.	36,557	5,791,360
Xcel Energy, Inc.	98,518	4,496,361

		14,573,331

Electrical Equipment - 0.5%
Eaton Corp. PLC	63,803	5,357,538

Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity, Ltd.	23,040	2,362,291

Energy Equipment & Services - 0.1%
Halliburton Co.	12,996	697,885

Equity Real Estate Investment Trusts - 1.4%
American Tower Corp.	5,931	876,009
AvalonBay Communities, Inc.	12,243	2,086,207
Brixmor Property Group, Inc.	15,400	249,942
Digital Realty Trust, Inc.	4,400	492,580
Equinix, Inc.	2,449	1,114,760

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Equity Residential	25,641	$ 1,579,742
Essex Property Trust, Inc.	1,307	304,505
Extra Space Storage, Inc.	6,550	546,794
Federal Realty Investment Trust	8,220	992,976
HCP, Inc.	26,862	646,837
Prologis, Inc.	9,778	636,646
Public Storage	12,650	2,476,364
SBA Communications Corp. (B)	3,960	691,020
Ventas, Inc.	4,100	229,477
Vornado Realty Trust	25,875	1,854,720

		14,778,579

Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	16,547	3,224,514
CVS Health Corp.	19,100	1,502,979
Kroger Co.	49,104	1,490,798
Walgreens Boots Alliance, Inc.	48,605	3,658,012

		9,876,303

Food Products - 0.7%
Archer-Daniels-Midland Co.	9,920	426,064
J.M. Smucker, Co.	1,797	228,021
Kraft Heinz Co.	9,505	745,097
Mondelez International, Inc., Class A	127,874	5,677,606

		7,076,788

Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	74,775	4,648,014
Becton Dickinson and Co.	13,510	3,282,119
Boston Scientific Corp. (B)	131,616	3,679,983
Cooper Cos., Inc.	1,560	381,685
Danaher Corp.	19,009	1,925,232
Zimmer Biomet Holdings, Inc.	24,048	3,056,982

		16,974,015

Health Care Providers & Services - 1.6%
AmerisourceBergen Corp.	12,500	1,245,875
Cigna Corp.	21,246	4,426,604
McKesson Corp.	2,200	371,536
UnitedHealth Group, Inc.	47,193	11,174,359

		17,218,374

Hotels, Restaurants & Leisure - 0.7%
Hilton Worldwide Holdings, Inc.	20,604	1,764,733
McDonald’s Corp.	3,600	616,104
Royal Caribbean Cruises, Ltd.	18,566	2,479,489
Starbucks Corp.	15,900	903,279
Yum! Brands, Inc.	16,680	1,410,961

		7,174,566

Household Durables - 0.3%
D.R. Horton, Inc.	20,936	1,026,911
Lennar Corp., Class A	23,600	1,478,776
PulteGroup, Inc.	10,884	346,437
Toll Brothers, Inc.	15,522	723,015

		3,575,139

Household Products - 0.6%
Colgate-Palmolive Co.	18,100	1,343,744
Kimberly-Clark Corp.	15,033	1,758,861
Procter & Gamble Co.	43,800	3,781,692

		6,884,297

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates - 0.8%
General Electric Co.	17,630	$ 285,077
Honeywell International, Inc.	50,549	8,071,159

		8,356,236

Insurance - 1.5%
American International Group, Inc.	76,363	4,881,123
Arthur J. Gallagher & Co.	13,593	928,674
Brighthouse Financial, Inc. (B)	3,990	256,397
Chubb, Ltd.	11,216	1,751,379
Everest Re Group, Ltd.	3,926	902,195
Hartford Financial Services Group, Inc.	33,446	1,965,287
Lincoln National Corp.	6,400	529,920
MetLife, Inc.	84,690	4,071,048
XL Group, Ltd.	14,300	526,812

		15,812,835

Internet & Direct Marketing Retail - 1.6%
Amazon.com, Inc. (B)	11,127	16,144,053
Priceline Group, Inc. (B)	691	1,321,227

		17,465,280

Internet Software & Services - 3.5%
Alphabet, Inc., Class A (B)	10,570	12,496,065
Alphabet, Inc., Class C (B)	10,471	12,250,442
Facebook, Inc., Class A (B)	70,793	13,230,504

		37,977,011

IT Services - 2.6%
Accenture PLC, Class A	42,598	6,845,499
Fidelity National Information Services, Inc.	38,938	3,985,694
International Business Machines Corp.	23,486	3,844,658
Visa, Inc., Class A	89,168	11,077,341
WEX, Inc. (B)	4,630	716,770
Worldpay, Inc., Class A (B)	20,256	1,626,759

		28,096,721

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	19,634	1,441,725
Illumina, Inc. (B)	5,338	1,241,832
Thermo Fisher Scientific, Inc.	10,177	2,280,767

		4,964,324

Machinery - 1.7%
Caterpillar, Inc.	4,700	765,066
Deere & Co.	16,849	2,804,011
Fortive Corp.	4,194	318,828
Ingersoll-Rand PLC	59,451	5,625,848
PACCAR, Inc.	17,934	1,337,159
Parker-Hannifin Corp.	5,447	1,097,135
Snap-on, Inc.	10,684	1,830,276
Stanley Black & Decker, Inc.	29,849	4,961,799

		18,740,122

Media - 2.5%
Charter Communications, Inc., Class A (B)	12,993	4,901,609
Comcast Corp., Class A	234,363	9,967,458
DISH Network Corp., Class A (B)	32,676	1,532,504
Sirius XM Holdings, Inc. (C)	157,777	964,018
Time Warner, Inc.	6,385	608,810

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
Twenty-First Century Fox, Inc., Class A	122,014	$ 4,502,317
Walt Disney Co.	39,126	4,251,822

		26,728,538

Metals & Mining - 0.2%
Alcoa Corp. (B)	28,000	1,456,560
Freeport-McMoRan, Inc. (B)	20,584	401,388
Newmont Mining Corp.	13,008	526,954

		2,384,902

Multi-Utilities - 0.3%
CMS Energy Corp.	17,425	779,769
NiSource, Inc.	29,400	725,592
Public Service Enterprise Group, Inc.	25,800	1,338,246
WEC Energy Group, Inc.	10,800	694,440

		3,538,047

Multiline Retail - 0.3%
Dollar Tree, Inc. (B)	29,327	3,372,605

Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.	28,700	1,723,435
Chevron Corp.	50,007	6,268,377
Concho Resources, Inc. (B)	16,785	2,642,630
Diamondback Energy, Inc. (B)	23,389	2,935,320
EOG Resources, Inc.	41,463	4,768,245
EQT Corp.	19,516	1,059,524
Exxon Mobil Corp.	77,027	6,724,457
Kinder Morgan, Inc.	113,356	2,038,141
Marathon Petroleum Corp.	31,700	2,195,859
Occidental Petroleum Corp.	39,960	2,995,801
ONEOK, Inc.	12,100	712,206
Parsley Energy, Inc., Class A (B)	11,800	278,480
Pioneer Natural Resources Co.	24,165	4,420,020

		38,762,495

Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	19,900	2,685,704

Pharmaceuticals - 3.1%
Allergan PLC	21,076	3,799,160
Bristol-Myers Squibb Co.	71,525	4,477,465
Eli Lilly & Co.	58,136	4,735,177
Johnson & Johnson	50,739	7,011,622
Merck & Co., Inc.	63,238	3,746,852
Mylan NV (B)	22,398	959,754
Pfizer, Inc.	228,836	8,476,086

		33,206,116

Road & Rail - 1.2%
Canadian Pacific Railway, Ltd.	3,459	640,053
Kansas City Southern	5,900	667,467
Norfolk Southern Corp.	29,382	4,433,156
Union Pacific Corp.	56,487	7,541,015

		13,281,691

Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	60,550	5,563,334
Broadcom, Ltd.	21,478	5,327,188
Intel Corp.	14,200	683,588
Microchip Technology, Inc.	20,873	1,987,527
Micron Technology, Inc. (B)	28,200	1,232,904

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	16,505	$ 4,056,929
Texas Instruments, Inc.	73,803	8,093,975

		26,945,445

Software - 3.6%
Activision Blizzard, Inc.	4,700	348,411
Adobe Systems, Inc. (B)	40,155	8,021,363
CA, Inc.	2,600	93,210
Intuit, Inc.	7,100	1,192,090
Microsoft Corp.	270,566	25,706,476
Oracle Corp.	25,234	1,301,822
Symantec Corp.	16,280	443,304
Workday, Inc., Class A (B)	9,517	1,140,993

		38,247,669

Specialty Retail - 2.0%
AutoZone, Inc. (B)	3,300	2,525,952
Best Buy Co., Inc.	23,326	1,704,197
Home Depot, Inc.	40,530	8,142,477
Lowe’s Cos., Inc.	40,416	4,232,768
O’Reilly Automotive, Inc. (B)	7,436	1,968,235
Ross Stores, Inc.	35,831	2,952,116

		21,525,745

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	148,081	24,793,202
Hewlett Packard Enterprise Co.	19,800	324,720
HP, Inc.	108,119	2,521,335

		27,639,257

Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc., Class B	45,310	3,091,048
PVH Corp.	11,460	1,777,217
VF Corp.	4,286	347,766

		5,216,031

Tobacco - 0.8%
Philip Morris International, Inc.	82,593	8,856,447

Trading Companies & Distributors - 0.1%
Fastenal Co.	9,900	544,104

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (B)	19,435	1,265,219

Total Common Stocks (Cost $435,219,995)		654,875,350

PREFERRED STOCKS - 0.0% (A)
Banks - 0.0% (A)
Citigroup Capital XIII, 3-Month LIBOR + 6.37%, 8.14% (D)	12,963	350,649

Capital Markets - 0.0% (A)
State Street Corp., Series D, Fixed until 03/15/2024, 5.90% (D)	3,072	82,176

Electric Utilities - 0.0% (A)
SCE Trust III, Series H, Fixed until 03/15/2024, 5.75% (D)	960	24,346

Total Preferred Stocks (Cost $456,527)		457,171

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 3.3%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (E)	$ 391,309	$ 418,071
American Tower Trust #1
Series 2013-1A, Class 1A,
1.55%, 03/15/2043 (E)	1,607,000	1,605,454
Avis Budget Rental Car Funding AESOP LLC
Series 2013-1A, Class A,
1.92%, 09/20/2019 (E)	230,000	229,859
Series 2014-1A, Class A,
2.46%, 07/20/2020 (E)	543,000	543,199
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1,
3-Month LIBOR + 1.43%, 3.16% (D), 07/18/2027 (E)	755,000	757,973
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (E)	638,776	629,485
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (E)	720,831	713,797
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR,
3-Month LIBOR + 1.21%, 2.94% (D), 10/18/2030 (E)	1,285,000	1,294,098
Hertz Vehicle Financing II, LP
Series 2016-3A, Class A,
2.27%, 07/25/2020 (E)	540,000	536,468
ICG US CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 1.22%, 2.59% (D), 01/20/2030 (E)	670,000	675,300
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (E)	787,882	804,912
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (E)	1,031,343	1,007,673
Longfellow Place CLO, Ltd.
Series 2013-1A, Class ARR,
3-Month LIBOR + 1.34%, 3.06% (D), 04/15/2029 (E)	1,175,000	1,184,447
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (E)	237,432	233,423
Series 2016-1A, Class A,
2.25%, 12/20/2033 (E)	265,435	260,351
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (E)	380,000	375,154
Series 2017-T1, Class AT1,
3.21%, 02/15/2051 (E)	1,000,000	993,903
New Residential Mortgage Trust
Series 2018-1A, Class A1A,
4.00% (D), 12/25/2057 (E)	575,000	587,440

	Principal	Value
ASSET-BACKED SECURITIES (continued)
NRZ Advance Receivables Trust
Series 2016-T4, Class AT4,
3.11%, 12/15/2050 (E)	$ 1,100,000	$ 1,095,102
OCP CLO, Ltd.
Series 2014-7A, Class A1AR,
3-Month LIBOR + 0.95%, 2.69% (D), 10/20/2026 (E)	300,000	300,195
Octagon Investment Partners 33, Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 2.59% (D), 01/20/2031 (E)	800,000	801,986
Ocwen Master Advance Receivables Trust
Series 2016-T2, Class AT2,
2.72%, 08/16/2049 (E)	500,000	495,675
Series 2017-T1, Class AT1,
2.50%, 09/15/2048 (E)	575,000	575,089
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	829,611	816,555
Palmer Square CLO, Ltd.
Series 2013-2A, Class A1AR,
3-Month LIBOR + 1.22%, 2.95% (D), 10/17/2027 (E)	750,000	755,428
Series 2015-2A, Class A1AR,
3-Month LIBOR + 1.27%, 3.01% (D), 07/20/2030 (E)	800,000	805,930
SBA Tower Trust
Series 2014-1A, Class C,
2.90%, 10/15/2044 (D) (E)	2,735,000	2,741,914
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B,
2.70%, 10/20/2030 (E)	52,046	51,982
Series 2014-1A, Class A,
2.07%, 03/20/2030 (E)	115,902	115,603
Series 2014-2A, Class A,
2.05% (D), 06/20/2031 (E)	99,229	98,983
Series 2015-1A, Class A,
2.40%, 03/22/2032 (E)	82,577	82,110
Series 2015-1A, Class B,
3.05%, 03/22/2032 (E)	85,837	85,680
Series 2016-2A, Class A,
2.33%, 07/20/2033 (E)	409,896	405,787
SilverLeaf Finance XVIII LLC
Series 2014-A, Class A,
2.81%, 01/15/2027 (E)	79,497	79,232
SolarCity LMC Series III LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (E)	428,935	409,387
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (E)	709,368	711,579
SPS Servicer Advance Receivables Trust
Series 2016-T2, Class AT2,
2.75%, 11/15/2049 (E)	400,000	399,232
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (D), 03/25/2054 (E)	726,469	727,108
Series 2015-4, Class A1B,
2.75% (D), 04/25/2055 (E)	870,902	867,465
Series 2015-5, Class A1B,
2.75% (D), 05/25/2055 (E)	645,035	642,094
Series 2015-6, Class A1B,
2.75% (D), 04/25/2055 (E)	697,103	692,296
Series 2016-1, Class A1B,
2.75% (D), 02/25/2055 (E)	653,724	650,747

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2016-2, Class A1A,
2.75% (D), 08/25/2055 (E)	$ 1,200,596	$ 1,188,340
Series 2016-3, Class A1,
2.25% (D), 04/25/2056 (E)	599,909	592,298
Series 2016-4, Class A1,
2.25% (D), 07/25/2056 (E)	1,154,157	1,135,827
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	1,027,473	1,020,741
Series 2017-2, Class A1,
2.75% (D), 04/25/2057 (E)	873,601	867,913
Series 2017-3, Class A1,
2.75% (D), 07/25/2057 (E)	614,447	609,207
Series 2017-6, Class A1,
2.75% (D), 10/25/2057 (E)	934,624	925,853
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (E)	299,183	294,924
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (E)	1,011,911	1,004,110
Wellfleet CLO, Ltd.
Series 2016-2A, Class A1,
3-Month LIBOR + 1.65%, 3.39% (D), 10/20/2028 (E)	815,000	821,039

Total Asset-Backed Securities (Cost $35,953,084)		35,718,418

CERTIFICATE OF DEPOSIT - 0.2%
Banks - 0.2%
Standard Chartered Bank
1.65%, 03/14/2018	1,900,000	1,900,000

Total Certificate of Deposit (Cost $1,900,000)		1,900,000

CORPORATE DEBT SECURITIES - 15.5%
Aerospace & Defense - 0.2%
Harris Corp.
5.55%, 10/01/2021	960,000	1,039,324
Northrop Grumman Corp.
2.55%, 10/15/2022	1,114,000	1,087,873

		2,127,197

Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	780,000	866,626
5.10%, 01/15/2044	160,000	185,567

		1,052,193

Airlines - 0.6%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	728,598	714,390
3.70%, 04/01/2028	882,204	889,924
Delta Air Lines Pass-Through Trust
4.75%, 11/07/2021	539,777	558,021
6.82%, 02/10/2024	1,270,262	1,424,853
Northwest Airlines Pass-Through Trust
7.03%, 05/01/2021	480,060	514,960
United Airlines Pass-Through Trust
3.75%, 03/03/2028	1,465,168	1,491,262
US Airways Pass-Through Trust
5.38%, 05/15/2023	713,605	746,217

		6,339,627

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Auto Components - 0.0% (A)
BorgWarner, Inc.
3.38%, 03/15/2025	$ 345,000	$ 341,868

Automobiles - 0.2%
Ford Motor Co.
4.35%, 12/08/2026	855,000	863,735
General Motors Co.
4.88%, 10/02/2023	905,000	961,446
6.25%, 10/02/2043	120,000	141,659

		1,966,840

Banks - 3.0%
Bank of America Corp.
Fixed until 10/01/2024, 3.09% (D), 10/01/2025, MTN	1,453,000	1,425,940
Fixed until 12/20/2027, 3.42% (D), 12/20/2028 (E)	244,000	239,875
4.45%, 03/03/2026, MTN	1,926,000	2,020,804
Bank One Capital III
8.75%, 09/01/2030	130,000	185,888
Bank One Corp.
8.00%, 04/29/2027	300,000	393,505
Barclays Bank PLC
10.18%, 06/12/2021 (E)	2,555,000	3,083,111
BNP Paribas SA
Fixed until 03/14/2022, 6.75% (D), 03/14/2022 (E) (F)	190,000	204,725
Citigroup, Inc.
1.70%, 04/27/2018	327,000	326,853
3-Month LIBOR + 0.95%, 2.69% (D), 07/24/2023	1,146,000	1,162,106
Fixed until 01/10/2027, 3.89% (D), 01/10/2028	2,432,000	2,483,326
4.50%, 01/14/2022	394,000	415,063
6.68%, 09/13/2043	60,000	81,638
Commerzbank AG
8.13%, 09/19/2023 (E)	1,655,000	1,973,424
Cooperatieve Rabobank UA
2.25%, 01/14/2019	250,000	250,075
Fixed until 06/30/2019, 11.00% (D), 06/30/2019 (E) (F)	2,698,000	2,977,917
Discover Bank
3.45%, 07/27/2026	370,000	356,895
First Horizon National Corp.
3.50%, 12/15/2020	410,000	415,111
HSBC Holdings PLC
5.25%, 03/14/2044	200,000	228,735
Intesa Sanpaolo SpA
3.38%, 01/12/2023 (E)	272,000	269,531
3.88%, 07/14/2027 (E)	415,000	407,226
5.02%, 06/26/2024 (E)	420,000	428,732
JPMorgan Chase & Co.
3.25%, 09/23/2022	2,208,000	2,229,445
3.38%, 05/01/2023	685,000	689,078
Fixed until 05/01/2027, 3.54% (D), 05/01/2028	660,000	659,856
4.85%, 02/01/2044	552,000	636,593
6.40%, 05/15/2038	410,000	553,888
Fixed until 02/01/2024, 6.75% (D), 02/01/2024 (C) (F)	48,000	53,640
Nordea Bank AB
4.25%, 09/21/2022 (E)	2,711,000	2,805,780
Royal Bank of Scotland Group PLC
6.00%, 12/19/2023	215,000	234,378

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Royal Bank of Scotland Group PLC (continued)
6.10%, 06/10/2023	$ 270,000	$ 292,988
6.40%, 10/21/2019	140,000	148,287
Societe Generale SA
5.00%, 01/17/2024 (E)	415,000	437,479
Svenska Handelsbanken AB
2.45%, 03/30/2021, MTN	800,000	793,461
Toronto-Dominion Bank
Fixed until 09/15/2026, 3.63% (D), 09/15/2031	1,160,000	1,133,437
Wells Fargo & Co.
Fixed until 05/27/2027, 3.58% (D), 05/22/2028, MTN	1,108,000	1,110,606
4.10%, 06/03/2026, MTN	405,000	417,088
5.38%, 11/02/2043	220,000	261,079
Fixed until 06/15/2024, 5.90% (D), 06/15/2024 (F)	139,000	146,992
Wells Fargo Bank NA
2.60%, 01/15/2021	365,000	363,778
5.95%, 08/26/2036	320,000	403,485

		32,701,818

Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/2026	398,000	402,790
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	857,000	906,964
Constellation Brands, Inc.
3.70%, 12/06/2026	304,000	305,472
Pernod Ricard SA
4.45%, 01/15/2022 (E)	464,000	486,624
5.75%, 04/07/2021 (E)	1,095,000	1,188,894

		3,290,744

Biotechnology - 0.3%
AbbVie, Inc.
3.20%, 05/14/2026	1,146,000	1,117,407
Biogen, Inc.
4.05%, 09/15/2025	654,000	678,921
Celgene Corp.
3.88%, 08/15/2025	678,000	692,046
Gilead Sciences, Inc.
2.95%, 03/01/2027 (C)	211,000	204,635
4.15%, 03/01/2047	190,000	195,730

		2,888,739

Building Products - 0.2%
Owens Corning
4.20%, 12/15/2022	844,000	875,464
4.40%, 01/30/2048	867,000	856,210

		1,731,674

Capital Markets - 1.5%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	1,420,000	1,451,955
7.30%, 06/28/2019	845,000	901,306
Charles Schwab Corp.
3.20%, 03/02/2027	805,000	794,210
Credit Suisse Group Funding Guernsey, Ltd.
3.75%, 03/26/2025	877,000	875,979
3.80%, 06/09/2023	1,155,000	1,178,683

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Deutsche Bank AG
3-Month LIBOR + 1.31%, 2.75% (D), 08/20/2020	$ 245,000	$ 248,157
Goldman Sachs Group, Inc.
2.75%, 09/15/2020	701,000	700,373
5.75%, 01/24/2022	1,750,000	1,918,547
6.25%, 02/01/2041	130,000	172,041
6.75%, 10/01/2037	381,000	502,610
Macquarie Group, Ltd.
6.25%, 01/14/2021 (E)	988,000	1,072,221
Morgan Stanley
4.35%, 09/08/2026, MTN	373,000	385,847
5.00%, 11/24/2025	1,303,000	1,409,862
5.75%, 01/25/2021	1,785,000	1,929,774
UBS AG
7.63%, 08/17/2022	730,000	850,815
UBS Group Funding Switzerland AG
4.25%, 03/23/2028 (E)	1,189,000	1,231,021

		15,623,401

Chemicals - 0.1%
LyondellBasell Industries NV
5.00%, 04/15/2019	204,000	208,667
Monsanto Co.
4.40%, 07/15/2044	1,021,000	1,073,030

		1,281,697

Commercial Services & Supplies - 0.1%
CK Hutchison International 17 II, Ltd.
2.25%, 09/29/2020 (E)	360,000	352,782
ERAC USA Finance LLC
2.70%, 11/01/2023 (E)	200,000	192,540
3.85%, 11/15/2024 (E)	560,000	571,118

		1,116,440

Communications Equipment - 0.0% (A)
Cisco Systems, Inc.
2.13%, 03/01/2019	175,000	174,846

Construction & Engineering - 0.1%
SBA Tower Trust
2.24%, 04/09/2043 (E)	215,000	214,988
2.88%, 07/10/2046 (E)	607,000	603,965
3.17%, 04/09/2047 (E)	800,000	791,958

		1,610,911

Construction Materials - 0.2%
LafargeHolcim Finance US LLC
4.75%, 09/22/2046 (E)	780,000	818,184
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,063,000	1,106,405

		1,924,589

Consumer Finance - 0.5%
Ally Financial, Inc.
3.50%, 01/27/2019	710,000	712,840
4.13%, 03/30/2020	915,000	925,523
American Express Co.
3.00%, 10/30/2024	315,000	309,191
4.05%, 12/03/2042	225,000	231,558
BMW US Capital LLC
2.80%, 04/11/2026 (E)	1,104,000	1,059,868

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Capital One Financial Corp.
3.80%, 01/31/2028	$ 407,000	$ 403,992
Discover Financial Services
3.75%, 03/04/2025	2,191,000	2,180,371

		5,823,343

Containers & Packaging - 0.2%
International Paper Co.
4.75%, 02/15/2022	520,000	553,550
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13%, 07/15/2023 (E)	405,000	415,895
5.75%, 10/15/2020	872,197	887,460

		1,856,905

Diversified Consumer Services - 0.0% (A)
President & Fellows of Harvard College
3.62%, 10/01/2037	70,000	71,817

Diversified Financial Services - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 05/15/2021	1,381,000	1,435,775
Aviation Capital Group LLC
3.50%, 11/01/2027 (E)	683,000	653,900
7.13%, 10/15/2020 (E)	1,312,000	1,450,107
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.15%, 01/23/2030	744,000	725,708

		4,265,490

Diversified Telecommunication Services - 0.6%
AT&T, Inc.
3.00%, 06/30/2022	1,592,000	1,578,014
3.40%, 05/15/2025	1,240,000	1,206,515
4.35%, 06/15/2045	345,000	317,697
4.60%, 02/15/2021	215,000	224,897
5.00%, 03/01/2021	115,000	121,965
GTP Acquisition Partners I LLC
2.35%, 06/15/2045 (E)	165,000	162,693
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	410,000	447,925
Sprint Capital Corp.
6.88%, 11/15/2028	135,000	139,556
Verizon Communications, Inc.
5.15%, 09/15/2023	1,398,000	1,533,929
5.50%, 03/16/2047	1,052,000	1,192,088

		6,925,279

Electric Utilities - 0.5%
Appalachian Power Co.
3.40%, 06/01/2025	450,000	451,657
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	125,000	154,523
8.88%, 11/15/2018	28,000	29,435
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	1,596,000	1,571,308
Duke Energy Progress LLC
3.60%, 09/15/2047	230,000	226,409
Entergy Arkansas, Inc.
3.70%, 06/01/2024	206,000	212,060
Jersey Central Power & Light Co.
7.35%, 02/01/2019	116,000	121,202
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (E)	410,000	423,558

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	$ 895,000	$ 932,547
5.30%, 06/01/2042	75,000	91,910
PacifiCorp
3.60%, 04/01/2024	1,077,000	1,111,514
5.75%, 04/01/2037	125,000	158,035
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN (C)	455,000	447,329

		5,931,487

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.88%, 01/12/2028	870,000	858,540

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (E)	854,000	859,519
Schlumberger Investment SA
3.65%, 12/01/2023	105,000	108,687
Weatherford International, Ltd.
5.95%, 04/15/2042	120,000	97,200

		1,065,406

Equity Real Estate Investment Trusts - 0.7%
CBL & Associates, LP
5.25%, 12/01/2023 (C)	754,000	705,262
EPR Properties
4.50%, 04/01/2025	730,000	736,845
4.75%, 12/15/2026	861,000	871,794
HCP, Inc.
3.40%, 02/01/2025	1,090,000	1,073,244
Hospitality Properties Trust
5.00%, 08/15/2022	909,000	959,989
Kilroy Realty, LP
4.25%, 08/15/2029	865,000	874,977
6.63%, 06/01/2020	605,000	653,058
Realty Income Corp.
3.88%, 07/15/2024	750,000	763,172
VEREIT Operating Partnership, LP
3.00%, 02/06/2019	278,000	279,496
4.13%, 06/01/2021	275,000	284,176

		7,202,013

Food & Staples Retailing - 0.4%
CVS Health Corp.
2.13%, 06/01/2021	1,125,000	1,092,114
5.30%, 12/05/2043	162,000	184,511
Kroger Co.
2.80%, 08/01/2022	437,000	431,558
Sysco Corp.
3.25%, 07/15/2027	641,000	630,025
Wal-Mart Stores, Inc.
3.63%, 12/15/2047	955,000	978,887
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	1,027,000	1,038,062

		4,355,157

Food Products - 0.2%
Conagra Brands, Inc.
3.20%, 01/25/2023	525,000	526,916
Danone SA
2.95%, 11/02/2026 (E)	751,000	714,886

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Kraft Heinz Foods Co.
2.80%, 07/02/2020	$ 182,000	$ 182,082
4.88%, 02/15/2025 (E)	390,000	410,101

		1,833,985

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories
3.75%, 11/30/2026	1,367,000	1,381,144
Becton Dickinson and Co.
3.70%, 06/06/2027	1,036,000	1,020,663
Boston Scientific Corp.
2.65%, 10/01/2018	588,000	589,816
Medtronic, Inc.
4.63%, 03/15/2045	700,000	793,066

		3,784,689

Health Care Providers & Services - 0.0% (A)
Coventry Health Care, Inc.
5.45%, 06/15/2021	177,000	189,878
HCA Healthcare, Inc.
6.25%, 02/15/2021	255,000	271,575

		461,453

Household Durables - 0.1%
D.R. Horton, Inc.
4.38%, 09/15/2022	561,000	584,236

Industrial Conglomerates - 0.4%
General Electric Co.
Fixed until 01/21/2021, 5.00% (D), 01/21/2021 (F)	2,624,000	2,656,800
5.50%, 01/08/2020, MTN	290,000	305,386
6.88%, 01/10/2039, MTN	818,000	1,114,892

		4,077,078

Insurance - 0.6%
Allstate Corp.
3.28%, 12/15/2026	606,000	604,595
American International Group, Inc.
Fixed until 05/15/2038, 8.18% (D), 05/15/2068	36,000	48,960
Athene Global Funding
3.00%, 07/01/2022 (E)	612,000	599,207
Athene Holding, Ltd.
4.13%, 01/12/2028	1,285,000	1,268,164
Berkshire Hathaway Finance Corp.
3.00%, 05/15/2022	755,000	763,234
Brighthouse Financial, Inc.
3.70%, 06/22/2027 (E)	396,000	380,425
CNA Financial Corp.
5.88%, 08/15/2020	775,000	830,270
Fidelity National Financial, Inc.
5.50%, 09/01/2022	195,000	212,346
Hartford Financial Services Group, Inc.
5.13%, 04/15/2022	38,000	40,957
Lincoln National Corp.
8.75%, 07/01/2019	243,000	263,210
MassMutual Global Funding II
2.35%, 04/09/2019 (E)	200,000	200,139
OneBeacon US Holdings, Inc.
4.60%, 11/09/2022	900,000	914,297

		6,125,804

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services - 0.1%
DXC Technology Co.
4.75%, 04/15/2027	$ 400,000	$ 418,660
Mastercard, Inc.
2.00%, 04/01/2019	173,000	172,643
3.38%, 04/01/2024	278,000	282,701

		874,004

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.40%, 02/01/2019	667,000	667,240

Machinery - 0.0% (A)
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (E)	490,000	478,459

Media - 0.3%
Cablevision Systems Corp.
7.75%, 04/15/2018	190,000	192,052
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	690,000	710,334
Comcast Corp.
5.88%, 02/15/2018	326,000	326,445
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (E) (F)	550,000	581,900
NBCUniversal Media LLC
4.38%, 04/01/2021	909,000	957,281
4.45%, 01/15/2043	274,000	291,964

		3,059,976

Metals & Mining - 0.1%
Anglo American Capital PLC
4.00%, 09/11/2027 (E)	450,000	445,007
4.75%, 04/10/2027 (E)	230,000	239,573
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	140,000	139,125
Rio Tinto Finance USA PLC
2.88%, 08/21/2022	3,000	2,999

		826,704

Multi-Utilities - 0.2%
CMS Energy Corp.
3.88%, 03/01/2024	70,000	72,091
4.88%, 03/01/2044	152,000	173,275
Dominion Energy, Inc.
2.58%, 07/01/2020	516,000	512,153
DTE Electric Co.
4.30%, 07/01/2044	848,000	928,812
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	170,000	166,009

		1,852,340

Oil, Gas & Consumable Fuels - 1.3%
Anadarko Petroleum Corp.
5.55%, 03/15/2026 (C)	1,087,000	1,212,300
Apache Corp.
4.25%, 01/15/2044	47,000	45,729
4.75%, 04/15/2043	65,000	67,774
BP Capital Markets PLC
3.12%, 05/04/2026	1,426,000	1,408,381
Continental Resources, Inc.
3.80%, 06/01/2024	210,000	205,800
Energy Transfer, LP
5.15%, 02/01/2043	600,000	585,491
5.95%, 10/01/2043	535,000	573,946

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
EnLink Midstream Partners, LP
4.85%, 07/15/2026	$ 832,000	$ 863,872
EOG Resources, Inc.
2.45%, 04/01/2020	290,000	289,081
Exxon Mobil Corp.
1.82%, 03/15/2019	500,000	498,536
3.04%, 03/01/2026	975,000	970,092
Husky Energy, Inc.
4.00%, 04/15/2024	140,000	143,888
Kerr-McGee Corp.
6.95%, 07/01/2024	150,000	176,897
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	858,000	879,765
Nexen Energy ULC
5.88%, 03/10/2035	10,000	11,926
Noble Energy, Inc.
6.00%, 03/01/2041	75,000	90,530
Petrobras Global Finance BV
5.38%, 01/27/2021	250,000	260,250
6.25%, 03/17/2024	350,000	374,098
Petroleos Mexicanos
3.50%, 01/30/2023	910,000	890,080
6.88%, 08/04/2026	450,000	509,175
Petronas Capital, Ltd.
5.25%, 08/12/2019 (E)	945,000	981,014
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	790,000	794,650
Shell International Finance BV
2.50%, 09/12/2026 (C)	873,000	830,265
3.75%, 09/12/2046	195,000	194,051
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	120,000	123,718
4.63%, 03/01/2034	110,000	120,362
Western Gas Partners, LP
5.38%, 06/01/2021	225,000	237,286
Williams Cos., Inc.
3.70%, 01/15/2023	64,000	63,520
7.88%, 09/01/2021	100,000	115,250
Williams Partners, LP
5.40%, 03/04/2044	104,000	118,119

		13,635,846

Pharmaceuticals - 0.1%
Perrigo Finance Unlimited Co.
4.38%, 03/15/2026	596,000	609,356
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	692,000	662,955

		1,272,311

Road & Rail - 0.0% (A)
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	40,000	40,223
3.75%, 04/01/2024	37,000	38,762

		78,985

Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp.
2.88%, 05/11/2024	955,000	946,708
KLA-Tencor Corp.
4.13%, 11/01/2021	845,000	874,834
4.65%, 11/01/2024	300,000	319,880

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.
3.25%, 05/20/2027 (C)	$ 878,000	$ 839,399

		2,980,821

Software - 0.1%
Microsoft Corp.
3.30%, 02/06/2027	1,157,000	1,167,160

Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.
2.85%, 02/23/2023	1,342,000	1,343,851
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (E)	859,000	939,402
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020	978,000	994,115
HP, Inc.
3.75%, 12/01/2020	35,000	35,838
4.65%, 12/09/2021	200,000	211,038
Seagate HDD Cayman
4.88%, 06/01/2027	207,000	203,627
Western Digital Corp.
4.75%, 02/15/2026 (G)	855,000	865,687

		4,593,558

Tobacco - 0.1%
BAT Capital Corp.
3.56%, 08/15/2027 (E)	1,071,000	1,046,945
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	340,000	365,152

		1,412,097

Trading Companies & Distributors - 0.1%
International Lease Finance Corp.
8.25%, 12/15/2020	741,000	844,252

Wireless Telecommunication Services - 0.3%
America Movil SAB de CV
3.13%, 07/16/2022	407,000	407,321
4.38%, 07/16/2042	300,000	310,016
Crown Castle Towers LLC
3.22%, 05/15/2042 (E)	905,000	912,240
4.88%, 08/15/2040 (E)	525,000	550,604
Sprint Communications, Inc.
9.00%, 11/15/2018 (E)	588,000	614,460
Sprint Corp.
7.88%, 09/15/2023	155,000	164,171
T-Mobile USA, Inc.
6.84%, 04/28/2023	15,000	15,656

		2,974,468

Total Corporate Debt Securities (Cost $165,312,518)		166,113,487

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Brazil - 0.0% (A)
Brazil Government International Bond
4.25%, 01/07/2025 (C)	330,000	333,300

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	235,000	242,050
4.50%, 01/28/2026 (C)	650,000	689,650

		931,700

The notes are an integral part of this report. Transamerica Funds	Page 9	January 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia - 0.1%
Indonesia Government International Bond
4.75%, 01/08/2026 (E)	$ 610,000	$ 653,953
5.38%, 10/17/2023 (E)	315,000	346,921

		1,000,874

Mexico - 0.1%
Mexico Government International Bond
3.75%, 01/11/2028	1,126,000	1,104,606

Peru - 0.0% (A)
Peru Government International Bond
7.35%, 07/21/2025	125,000	159,688

Poland - 0.0% (A)
Republic of Poland Government International Bond
3.00%, 03/17/2023	275,000	275,137

Republic of Korea - 0.0% (A)
Korea Development Bank
3.00%, 03/17/2019	416,000	416,963

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond
2.38%, 10/26/2021 (E)	455,000	441,314

Total Foreign Government Obligations (Cost $4,607,218)		4,663,582

MORTGAGE-BACKED SECURITIES - 3.6%
Aventura Mall Trust
Series 2013-AVM, Class A,
3.74% (D), 12/05/2032 (E)	700,000	716,534
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	1,145,000	1,121,589
Series 2012-TFT, Class C,
3.47% (D), 06/05/2030 (E)	1,070,000	1,035,574
BB-UBS Trust, Interest Only STRIPS
Series 2012-SHOW, Class XA,
0.60% (D), 11/05/2036 (E)	3,045,000	115,432
BBCMS Trust
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (E)	600,000	604,349
BCAP LLC Trust
Series 2009-RR14, Class 1A1,
6.00% (D), 05/26/2037 (E)	10,372	10,397
Series 2009-RR6, Class 2A1,
3.48% (D), 08/26/2035 (E)	170,131	169,989
Series 2010-RR1, Class 12A1,
5.25% (D), 08/26/2036 (E)	60,441	61,086
Caesars Palace Las Vegas Trust
Series 2017-VICI, Class A,
3.53%, 10/15/2034 (E)	700,000	711,619
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class B,
3.58% (D), 03/13/2035 (E)	1,550,000	1,559,835
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	145,000	149,842
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	220,000	230,185
Citigroup Mortgage Loan Trust
Series 2015-A, Class A1,
3.50% (D), 06/25/2058 (E)	580,087	582,451

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	$ 410,000	$ 437,796
Series 2013-GAM, Class A1,
1.71%, 02/10/2028 (E)	67,621	66,475
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (E)	110,000	109,970
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (E)	1,150,000	1,196,116
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	1,265,000	1,317,412
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	1,500,000	1,491,957
Series 2016-GCT, Class C,
3.46% (D), 08/10/2029 (E)	520,000	518,184
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (E)	830,000	811,005
Core Industrial Trust
Series 2015-CALW, Class B,
3.25%, 02/10/2034 (E)	1,040,000	1,040,572
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1,
3.21% (D), 08/26/2036 (E)	202,924	204,076
CSMC Trust
Series 2014-4R, Class 21A1,
1-Month LIBOR + 0.33%, 1.88% (D), 12/27/2035 (E)	606,976	590,540
GS Mortgage Securities Corp. II
Series 2013-KING, Class E,
3.44% (D), 12/10/2027 (E)	320,000	315,420
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (D), 04/10/2031 (E)	675,000	656,839
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (E)	700,000	682,481
Jefferies Resecuritization Trust
Series 2009-R7, Class 1A1,
3.40% (D), 02/26/2036 (E)	131,224	131,152
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2010-C1, Class B,
5.95%, 06/15/2043 (E)	370,000	367,164
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (E)	2,197,744	2,244,822
JPMorgan Resecuritization Trust
Series 2014-2, Class 6A1,
3.27% (D), 05/26/2037 (E)	169,727	170,516
Merrill Lynch Mortgage Trust
Series 2007-C1, Class A1A,
5.81% (D), 06/12/2050	8,345	8,341
Mill City Mortgage Loan Trust
Series 2016-1, Class A1,
2.50% (D), 04/25/2057 (E)	345,336	341,267
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	320,000	321,795
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (E)	1,950,000	1,896,662

The notes are an integral part of this report. Transamerica Funds	Page 10	January 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
3.00% (D), 07/26/2048 (E)	$ 716,704	$ 695,529
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 2.96% (D), 08/15/2034 (E)	2,749,491	2,754,620
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (D), 12/25/2052 (E)	329,047	334,770
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	144,704	146,564
Series 2014-2A, Class A3,
3.75% (D), 05/25/2054 (E)	345,111	347,549
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	268,103	271,539
Series 2015-2A, Class A1,
3.75% (D), 08/25/2055 (E)	645,407	654,301
Series 2016-2A, Class A1,
3.75% (D), 11/26/2035 (E)	430,653	436,450
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	447,278	447,102
Series 2016-4A, Class A1,
3.75% (D), 11/25/2056 (E)	513,727	520,482
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	1,290,812	1,318,338
Series 2017-2A, Class A3,
4.00% (D), 03/25/2057 (E)	1,059,389	1,082,441
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	1,770,452	1,805,387
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	738,554	754,353
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (E)	1,373,000	1,390,807
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (E)	950,000	935,303
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 3A1,
1-Month LIBOR + 0.58%, 2.14% (D), 05/25/2035	301,506	292,712
Queens Center Mortgage Trust
Series 2013-QCA, Class D,
3.47% (D), 01/11/2037 (E)	410,000	396,960
SCG Trust
Series 2013-SRP1, Class A,
1-Month LIBOR + 1.65%, 3.21% (D), 11/15/2026 (E)	230,000	230,292
Series 2013-SRP1, Class AJ,
1-Month LIBOR + 1.95%, 3.51% (D), 11/15/2026 (E)	770,000	767,734
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (E)	560,000	560,982
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class C,
1-Month LIBOR + 2.50%, 4.06% (D), 06/15/2029 (E)	695,000	696,763

Total Mortgage-Backed Securities (Cost $39,330,593)		38,830,422

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 0.3%
California - 0.3%
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	$ 45,000	$ 64,844
State of California, General Obligation Unlimited
7.30%, 10/01/2039	290,000	430,322
7.60%, 11/01/2040	480,000	761,592
7.70%, 11/01/2030	340,000	386,142
7.95%, 03/01/2036	905,000	1,005,129
University of California, Revenue Bonds,
Series AD,
4.86%, 05/15/2112	40,000	42,975

		2,691,004

Georgia - 0.0% (A)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	35,000	43,491

New Jersey - 0.0% (A)
New Jersey Turnpike Authority, Revenue Bonds,
Series F,
7.41%, 01/01/2040	54,000	81,875

New York - 0.0% (A)
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	45,000	62,954
New York City Water & Sewer System, Revenue Bonds,
Series CC,
5.88%, 06/15/2044	45,000	60,677
New York State Dormitory Authority, Revenue Bonds,
Series H,
5.39%, 03/15/2040	40,000	48,946
Port Authority of New York & New Jersey, Revenue Bonds,
Series 181,
4.96%, 08/01/2046	70,000	84,458

		257,035

Total Municipal Government Obligations (Cost $3,041,457)		3,073,405

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.3%
Federal Home Loan Mortgage Corp.
5.00%, 04/01/2018 - 08/01/2035	365,568	396,679
5.50%, 09/01/2018 - 06/01/2041	138,483	151,645
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.53% (D), 07/25/2023	1,100,000	1,139,695
Federal National Mortgage Association
2.50%, TBA (G)	3,692,000	3,636,043
12-Month LIBOR + 1.52%, 2.74% (D), 02/01/2043	81,742	83,914
3.00%, TBA (G)	29,365,000	28,984,716
3.33% (D), 10/25/2023	190,000	193,118
3.50%, 07/01/2028 - 11/01/2028	464,254	477,717

The notes are an integral part of this report. Transamerica Funds	Page 11	January 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.50%, TBA (G)	$ 18,715,000	$ 18,921,123
4.00%, 04/01/2026 - 06/01/2042	122,013	127,073
4.00%, TBA (G)	4,876,000	5,036,565
4.50%, 02/01/2025 - 06/01/2026	291,278	303,531
5.00%, 05/01/2018 - 11/01/2039	1,564,924	1,704,704
5.00%, TBA (G)	2,520,000	2,690,752
5.50%, 07/01/2019 - 12/01/2041	1,256,168	1,404,917
6.00%, 08/01/2036 - 06/01/2041	1,661,229	1,868,748
6.50%, 05/01/2040	156,393	177,553
Government National Mortgage Association, Interest Only STRIPS
0.79% (D), 02/16/2053	657,334	28,665

Total U.S. Government Agency Obligations (Cost $68,280,855)		67,327,158

U.S. GOVERNMENT OBLIGATIONS - 8.0%
U.S. Treasury - 7.1%
U.S. Treasury Bond
2.25%, 08/15/2046	3,909,000	3,387,393
2.50%, 02/15/2045 - 05/15/2046	8,440,000	7,740,654
2.75%, 08/15/2042 - 08/15/2047	2,827,400	2,744,717
2.88%, 08/15/2045	1,070,000	1,057,545
3.00%, 05/15/2042	476,000	483,754
3.13%, 02/15/2042	1,250,000	1,297,852
3.50%, 02/15/2039	3,780,000	4,160,362
3.63%, 02/15/2044	8,170,000	9,209,760
4.50%, 02/15/2036	3,864,500	4,798,018
4.75%, 02/15/2037	3,821,000	4,912,373
5.25%, 02/15/2029	1,027,000	1,273,199
U.S. Treasury Note
1.00%, 11/30/2019	4,874,900	4,777,021
1.13%, 06/30/2021 - 09/30/2021	6,613,000	6,339,739
1.25%, 11/30/2018	3,215,000	3,198,548
1.50%, 08/15/2026	3,597,000	3,263,575
1.63%, 03/31/2019 - 05/15/2026	8,556,300	8,308,256
1.75%, 11/30/2021 - 05/15/2023	2,603,000	2,510,223
1.88%, 11/30/2021	943,000	924,582
2.00%, 12/31/2021 - 02/15/2025	1,778,000	1,735,732
2.25%, 11/15/2024 - 11/15/2027	2,780,500	2,681,921
2.50%, 08/15/2023 - 05/15/2024	1,902,300	1,891,681

		76,696,905

U.S. Treasury Inflation-Protected Securities - 0.9%
U.S. Treasury Inflation-Indexed Bond
1.75%, 01/15/2028	1,192,747	1,321,576
2.50%, 01/15/2029	2,652,351	3,170,312
U.S. Treasury Inflation-Indexed Note
0.63%, 01/15/2024	4,745,591	4,781,145

		9,273,033

Total U.S. Government Obligations (Cost $86,560,183)		85,969,938

COMMERCIAL PAPER - 4.7%
Banks - 1.4%
Concord Minutemen Capital Co. LLC
1.49% (H), 02/06/2018	4,000,000	3,999,189
Macquarie Bank, Ltd.
1.68% (H), 03/20/2018	4,000,000	3,991,383
Sumitomo Mitsui Banking Corp.
1.63% (H), 03/14/2018	4,000,000	3,992,711
Swedbank AB
1.75% (H), 04/20/2018	2,600,000	2,590,311

		14,573,594

	Principal	Value
COMMERCIAL PAPER (continued)
Capital Markets - 0.3%
Cedar Spring Capital Co.
1.70% (H), 03/14/2018	$ 3,300,000	$ 3,293,724

Commercial Services & Supplies - 0.3%
Charta LLC
1.78% (H), 04/26/2018	3,250,000	3,236,729

Diversified Financial Services - 2.3%
Alpine Securitization Corp.
1.77% (H), 04/02/2018	4,000,000	3,988,400
Atlantic Asset Securitization LLC
1.54% (H), 02/08/2018	1,000,000	999,706
1.72% (H), 04/02/2018	2,400,000	2,393,240
Barton Capital Corp.
1.83% (H), 03/21/2018	1,500,000	1,496,400
Gotham Funding Corp.
1.63% (H), 03/08/2018	1,500,000	1,497,667
Liberty Funding LLC
1.50% (H), 03/06/2018	1,000,000	998,653
1.65% (H), 03/12/2018	1,450,000	1,447,455
Mont Blanc Capital Corp.
1.73% (H), 03/20/2018	3,800,000	3,791,566
Nieuw Amsterdam Receivable
1.74% (H), 04/05/2018	4,000,000	3,988,030
Sheffield Receivable
1.65% (H), 03/14/2018	2,000,000	1,996,310
Thunder Bay Funding LLC
1.73% (H), 03/15/2018	300,000	299,405
1.75% (H), 03/19/2018	2,000,000	1,995,604

		24,892,436

Software - 0.4%
Manhattan Asset Funding Co. LLC
1.66% (H), 03/12/2018	4,000,000	3,992,937

Total Commercial Paper (Cost $49,989,420)		49,989,420

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.8%
U.S. Treasury Bill
1.38% (H), 03/22/2018	1,860,000	1,856,568
1.40% (H), 04/05/2018	7,250,000	7,232,555

Total Short-Term U.S. Government Obligations (Cost $9,089,123)		9,089,123

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (H)	5,983,221	5,983,221

Total Securities Lending Collateral (Cost $5,983,221)		5,983,221

The notes are an integral part of this report. Transamerica Funds	Page 12	January 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 1.3%

Fixed Income Clearing Corp., 0.54% (H), dated 01/31/2018, to be repurchased at $13,469,748 on 02/01/2018. Collateralized by U.S. Government Obligations, 0.13%, due 04/15/2020, and with a total value of $13,741,293.

	$ 13,469,546	$ 13,469,546

Total Repurchase Agreement (Cost $13,469,546)		13,469,546

Total Investments (Cost $919,193,740)		1,137,460,241
Net Other Assets (Liabilities) - (6.0)%		(64,768,207)

Net Assets - 100.0%		$ 1,072,692,034

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	33	03/16/2018	$4,609,348	$4,662,570	$53,222	$—

The notes are an integral part of this report. Transamerica Funds	Page 13	January 31, 2018 Form N-Q

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$654,875,350	$—	$—	$654,875,350
Preferred Stocks	457,171	—	—	457,171
Asset-Backed Securities	—	35,718,418	—	35,718,418
Certificate of Deposit	—	1,900,000	—	1,900,000
Corporate Debt Securities	—	166,113,487	—	166,113,487
Foreign Government Obligations	—	4,663,582	—	4,663,582
Mortgage-Backed Securities	—	38,830,422	—	38,830,422
Municipal Government Obligations	—	3,073,405	—	3,073,405
U.S. Government Agency Obligations	—	67,327,158	—	67,327,158
U.S. Government Obligations	—	85,969,938	—	85,969,938
Commercial Paper	—	49,989,420	—	49,989,420
Short-Term U.S. Government Obligations	—	9,089,123	—	9,089,123
Securities Lending Collateral	5,983,221	—	—	5,983,221
Repurchase Agreement	—	13,469,546	—	13,469,546

Total Investments	$661,315,742	$476,144,499	$—	$1,137,460,241

Other Financial Instruments
Futures Contracts (J)	$53,222	$—	$—	$53,222

Total Other Financial Instruments	$53,222	$—	$—	$53,222

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,858,659. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Floating or variable rate securities. The rates disclosed are as of January 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(E)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the total value of 144A securities is $107,704,942, representing 10.0% of the Fund’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Rates disclosed reflect the yields at January 31, 2018.
(I)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(J)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 14	January 31, 2018 Form N-Q

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.9%
International Alternative Funds - 31.7%
Transamerica Global Multifactor Macro (A)	2,366,100	$ 21,460,529
Transamerica Unconstrained Bond (A)	2,781,103	28,506,302

		49,966,831

International Equity Funds - 7.2%
Transamerica Developing Markets Equity (A)	274,461	3,688,760
Transamerica Emerging Markets Equity (A)	297,373	3,636,869
Transamerica Global Real Estate Securities (A)	275,420	3,963,290

		11,288,919

International Fixed Income Funds - 16.8%
Transamerica Emerging Markets Debt (A)	964,124	10,711,418
Transamerica Inflation Opportunities (A)	1,567,316	15,782,872

		26,494,290

U.S. Alternative Funds - 32.4%
Transamerica Arbitrage Strategy Liquidating Trust (B) (C) (D) (E)	22,689	220,318
Transamerica Event Driven (A)	1,657,581	17,586,931
Transamerica Long/Short Strategy (A)	2,639,579	16,682,141
Transamerica Managed Futures Strategy (A)	2,012,625	16,443,144

		50,932,534

U.S. Fixed Income Funds - 7.9%
Transamerica Core Bond (A)	310,928	3,053,310
Transamerica High Yield Bond (A)	1,008,336	9,417,862

		12,471,172

U.S. Mixed Allocation Fund - 2.9%
Transamerica MLP & Energy Income (A)	594,247	4,575,703

Total Investment Companies (Cost $156,327,996)		155,729,449

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 0.54% (F), dated 01/31/2018, to be repurchased at $1,937,667 on 02/01/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2020, and with a value of $1,978,788.	$ 1,937,637	1,937,637

Total Repurchase Agreement (Cost $1,937,637)		1,937,637

Total Investments (Cost $158,265,633)		157,667,086
Net Other Assets (Liabilities) - (0.1)%		(99,829)

Net Assets - 100.0%		$ 157,567,257

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	Short	(45)	03/20/2018	$(5,618,485)	$(5,471,016)	$147,469	$—

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$155,509,131	$—	$—	$155,509,131
Repurchase Agreement	—	1,937,637	—	1,937,637

Total	$155,509,131	$1,937,637	$—	$157,446,768

Investment Companies Measured at Net Asset Value (H)				220,318

Total Investments				$157,667,086

Other Financial Instruments
Futures Contracts (I)	$147,469	$—	$—	$147,469

Total Other Financial Instruments	$147,469	$—	$—	$147,469

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing security.
(C)	Issuer is affiliated with the Fund’s investment manager.
(D)	Illiquid security. At January 31, 2018, the value of such securities amounted to $220,318 or 0.1% of the Fund’s net assets.
(E)	Restricted security. At January 31, 2018, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	$226,886	$220,318	0.1%

(F)	Rate disclosed reflects the yield at January 31, 2018.
(G)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(H)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(I)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 17.4%
Access Point Funding I LLC
Series 2017-A, Class A,
3.06%, 04/15/2029 (A)	$ 8,661,643	$ 8,620,148
American Tower Trust #1
Series 2013-1A, Class 1A,
1.55%, 03/15/2043 (A)	25,000,000	24,975,948
Benefit Street Partners CLO VII, Ltd.
Series 2015-VIIA, Class A2R,
3-Month LIBOR + 1.20%, 2.93% (B), 07/18/2027 (A)	8,000,000	8,001,792
BlueMountain CLO, Ltd.
Series 2014-3A, Class A2R,
3-Month LIBOR + 1.60%, 3.32% (B), 10/15/2026 (A)	14,000,000	14,063,980
BXG Receivables Note Trust
Series 2012-A, Class A,
2.66%, 12/02/2027 (A)	4,350,596	4,285,268
Series 2013-A, Class A,
3.01%, 12/04/2028 (A)	9,500,986	9,436,518
Series 2017-A, Class A,
2.95%, 10/04/2032 (A)	8,765,758	8,631,529
CIFC Funding, Ltd.
Series 2014-2A, Class A2LR,
3-Month LIBOR + 1.55%, 3.00% (B), 05/24/2026 (A)	7,000,000	7,006,461
Series 2015-2A, Class BR,
3-Month LIBOR + 1.25%, 2.97% (B), 04/15/2027 (A)	15,000,000	14,999,895
Citibank Credit Card Issuance Trust
Series 2018-A2, Class A2,
1-Month LIBOR + 0.33%, 1.89% (B), 01/21/2025 (C)	15,000,000	15,000,000
Citigroup Mortgage Loan Trust, Inc.
Series 2003-HE3, Class A,
1-Month LIBOR + 0.38%, 2.32% (B), 12/25/2033	1,282,181	1,276,121
CWABS Asset-Backed Certificates Trust
Series 2006-17, Class 2A2,
1-Month LIBOR + 0.15%, 1.71% (B), 03/25/2047	9,484,754	9,144,917
Diamond Resorts Owner Trust
Series 2013-1, Class A,
1.95%, 01/20/2025 (A)	2,007,307	2,005,702
Series 2013-2, Class A,
2.27%, 05/20/2026 (A)	3,057,445	3,052,287
Series 2014-1, Class B,
2.98%, 05/20/2027 (A)	1,116,966	1,108,182
Series 2017-1A, Class A,
3.27%, 10/22/2029 (A)	13,699,456	13,479,424
Foursight Capital Automobile Receivables Trust
Series 2014-1, Class A,
2.11%, 03/23/2020 (A)	729,307	727,702
Golub Capital Partners CLO, Ltd.
Series 2017-34A, Class A1,
3-Month LIBOR + 1.85%, 3.24% (B), 03/08/2029 (A)	9,000,000	9,044,766

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class B1R,
3-Month LIBOR + 1.70%, 3.44% (B), 10/22/2025 (A)	$ 10,000,000	$ 10,010,750
Series 2015-1A, Class B1R,
3-Month LIBOR + 1.55%, 3.29% (B), 04/20/2027 (A)	6,750,000	6,749,960
Hertz Vehicle Financing II, LP
Series 2016-1A, Class B,
3.72%, 03/25/2020 (A)	15,000,000	15,127,100
Hilton Grand Vacations Trust
Series 2013-A, Class A,
2.28%, 01/25/2026 (A)	1,562,896	1,548,594
Series 2014-AA, Class A,
1.77%, 11/25/2026 (A)	7,634,926	7,496,485
Series 2014-AA, Class B,
2.07% (B), 11/25/2026 (A)	4,943,500	4,852,667
Jamestown CLO IV, Ltd.
Series 2014-4A, Class A2R,
3-Month LIBOR + 1.35%, 3.07% (B), 07/15/2026 (A)	12,000,000	12,002,640
KVK CLO, Ltd.
Series 2014-1A, Class BR,
3-Month LIBOR + 1.80%, 3.22% (B), 05/15/2026 (A)	9,135,000	9,141,458
Marathon CLO VII, Ltd.
Series 2014-7A, Class A1R,
3-Month LIBOR + 1.32%, 3.08% (B), 10/28/2025 (A)	10,000,000	10,039,350
Marriott Vacation Club Owner Trust
Series 2012-1A, Class A,
2.51%, 05/20/2030 (A)	3,586,239	3,561,418
MVW Owner Trust
Series 2014-1A, Class B,
2.70%, 09/22/2031 (A)	3,786,791	3,709,268
Series 2015-1A, Class A,
2.52%, 12/20/2032 (A)	4,156,756	4,114,145
New Residential Advanced Receivables Trust
Series 2016-T2, Class AT2,
2.58%, 10/15/2049 (A)	10,000,000	9,872,474
New Residential Mortgage Trust
Series 2018-1A, Class A1A,
4.00% (B), 12/25/2057 (A)	7,000,000	7,151,446
OCP CLO, Ltd.
Series 2014-7A, Class A2AR,
3-Month LIBOR + 1.40%, 3.14% (B), 10/20/2026 (A)	8,500,000	8,499,949
Ocwen Master Advance Receivables Trust
Series 2016-T1, Class AT1,
2.52%, 08/17/2048 (A)	15,900,000	15,882,367
Series 2017-T1, Class AT1,
2.50%, 09/15/2048 (A)	14,425,000	14,427,242
Orange Lake Timeshare Trust
Series 2012-AA, Class A,
3.45%, 03/10/2027 (A)	745,593	747,222
Series 2014-AA, Class A,
2.29%, 07/09/2029 (A)	4,595,156	4,520,175
Series 2015-AA, Class A,
2.88%, 09/08/2027 (A)	7,063,687	6,965,737
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	13,612,003	13,397,789

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC
Series 2014-1A, Class A,
2.07%, 03/20/2030 (A)	$ 1,332,212	$ 1,328,770
Series 2014-1A, Class B,
2.42%, 03/20/2030 (A)	1,332,212	1,329,082
Series 2014-2A, Class B,
2.40% (B), 06/20/2031 (A)	2,575,412	2,566,526
Series 2014-3A, Class B,
2.80%, 10/20/2031 (A)	2,868,562	2,859,824
Series 2015-1A, Class A,
2.40%, 03/22/2032 (A)	977,887	972,361
Series 2015-1A, Class B,
3.05%, 03/22/2032 (A)	1,195,195	1,193,016
SilverLeaf Finance XVII LLC
Series 2013-A, Class A,
2.68%, 03/16/2026 (A)	1,503,155	1,501,155
SilverLeaf Finance XVIII LLC
Series 2014-A, Class A,
2.81%, 01/15/2027 (A)	2,038,384	2,031,591
SLM Student Loan Trust
Series 2006-1, Class B,
3-Month LIBOR + 0.20%, 1.95% (B), 01/25/2027	9,160,000	8,831,264
SoFi Consumer Loan Program LLC
Series 2017-1, Class A,
3.28%, 01/26/2026 (A)	6,076,100	6,111,305
Spirit Master Funding LLC
Series 2014-2A, Class A,
5.76%, 03/20/2041 (A)	6,475,541	6,721,158
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (A)	9,852,332	9,883,040
SPS Servicer Advance Receivables Trust
Series 2016-T1, Class AT1,
2.53%, 11/16/2048 (A)	18,000,000	18,002,808
SVO VOI Mortgage LLC
Series 2012-AA, Class A,
2.00%, 09/20/2029 (A)	4,608,937	4,550,317
THL Credit Wind River CLO, Ltd.
Series 2014-1A, Class B1R,
3-Month LIBOR + 1.55%, 3.28% (B), 04/18/2026 (A)	8,000,000	8,005,040
TICP CLO, Ltd.
Series 2014-3A, Class B1R,
3-Month LIBOR + 1.60%, 3.34% (B), 01/20/2027 (A)	10,000,000	10,002,110
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (B), 03/25/2054 (A)	2,978,074	2,980,691
Series 2015-4, Class A1B,
2.75% (B), 04/25/2055 (A)	10,325,633	10,284,881
Series 2016-3, Class A1,
2.25% (B), 04/25/2056 (A)	9,931,820	9,805,829
Series 2016-5, Class A1,
2.50% (B), 10/25/2056 (A)	12,485,390	12,331,720
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	18,607,782	18,485,862
Series 2017-2, Class A1,
2.75% (B), 04/25/2057 (A)	8,522,941	8,467,443
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	14,428,120	14,305,077
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	13,770,885	13,615,133
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	14,603,503	14,466,455

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Trafigura Securitisation Finance PLC
Series 2017-1A, Class A2,
2.47%, 12/15/2020 (A)	$ 10,000,000	$ 9,852,420
VSE VOI Mortgage LLC
Series 2017-A, Class A,
2.33%, 03/20/2035 (A)	13,448,896	13,165,475
Welk Resorts LLC
Series 2013-AA, Class A,
3.10%, 03/15/2029 (A)	4,751,163	4,732,900
Series 2015-AA, Class A,
2.79%, 06/16/2031 (A)	5,504,487	5,443,434
Series 2017-AA, Class A,
2.82%, 06/15/2033 (A)	8,139,286	8,076,540
Westgate Resorts LLC
Series 2015-1A, Class A,
2.75%, 05/20/2027 (A)	1,827,113	1,823,409

Total Asset-Backed Securities (Cost $559,910,397)		558,405,512

CORPORATE DEBT SECURITIES - 62.3%
Aerospace & Defense - 0.2%
Lockheed Martin Corp.
2.50%, 11/23/2020	7,102,000	7,087,924

Air Freight & Logistics - 0.2%
United Parcel Service, Inc.
5.13%, 04/01/2019	5,500,000	5,677,761

Airlines - 1.3%
America West Airlines Pass-Through Trust
7.93%, 07/02/2020	303,015	310,590
8.06%, 01/02/2022	6,170,524	6,883,219
Delta Air Lines Pass-Through Trust
6.20%, 01/02/2020	13,015,318	13,243,086
Northwest Airlines Pass-Through Trust
6.26%, 05/20/2023	537,469	564,342
Southwest Airlines Co.
2.65%, 11/05/2020	9,964,000	9,945,726
Virgin Australia Pass-Through Trust
5.00%, 04/23/2025 (A)	10,967,791	11,414,180

		42,361,143

Automobiles - 0.1%
Harley-Davidson Funding Corp.
6.80%, 06/15/2018 (A)	2,990,000	3,042,508

Banks - 15.3%
Banco Santander SA
3-Month LIBOR + 1.09%, 2.55% (B), 02/23/2023	10,000,000	10,171,825
Bank of America Corp.
2.63%, 04/19/2021, MTN	24,650,000	24,517,798
Fixed until 12/20/2022, 3.00% (B), 12/20/2023 (A)	7,542,000	7,465,085
3-Month LIBOR + 1.42%, 3.16% (B), 04/19/2021, MTN	3,700,000	3,833,723
BNP Paribas SA
5.00%, 01/15/2021	17,935,000	19,053,692
Citigroup, Inc.
3-Month LIBOR + 0.69%, 2.45% (B), 10/27/2022	3,000,000	3,011,903
3-Month LIBOR + 1.07%, 2.59% (B), 12/08/2021	5,000,000	5,093,045
2.90%, 12/08/2021	22,500,000	22,422,274

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citizens Bank NA
2.25%, 10/30/2020	$ 6,000,000	$ 5,917,510
Commerzbank AG
8.13%, 09/19/2023 (A)	8,000,000	9,539,209
Compass Bank
2.88%, 06/29/2022	8,476,000	8,307,093
Cooperatieve Rabobank UA
Fixed until 06/30/2019, 11.00% (B), 06/30/2019 (A) (D)	23,684,000	26,141,215
Credit Agricole SA
3.38%, 01/10/2022 (A)	9,050,000	9,113,911
Danske Bank A/S
2.00%, 09/08/2021 (A)	8,000,000	7,750,113
Discover Bank
3.10%, 06/04/2020	12,563,000	12,634,532
7.00%, 04/15/2020	16,576,000	17,949,033
DnB Bank ASA
3-Month LIBOR + 0.37%, 2.06% (B), 10/02/2020 (A)	5,000,000	5,013,739
Fifth Third Bank
2.30%, 03/15/2019	18,540,000	18,532,612
First Horizon National Corp.
3.50%, 12/15/2020	8,160,000	8,261,713
First Niagara Financial Group, Inc.
6.75%, 03/19/2020	13,396,000	14,512,980
7.25%, 12/15/2021	6,340,000	7,229,268
First Tennessee Bank NA
2.95%, 12/01/2019	23,381,000	23,440,786
ING Bank NV
5.80%, 09/25/2023 (A)	12,067,000	13,341,122
Intesa Sanpaolo SpA
3.38%, 01/12/2023 (A)	1,804,000	1,787,626
JPMorgan Chase & Co.
3.20%, 01/25/2023	21,633,000	21,768,036
4.25%, 10/15/2020	6,865,000	7,152,886
6.30%, 04/23/2019	5,000,000	5,237,000
JPMorgan Chase Bank NA
3-Month LIBOR + 0.29%, 2.06% (B), 02/01/2021 (C)	10,000,000	10,010,100
Manufacturers & Traders Trust Co.
2.05%, 08/17/2020	10,000,000	9,863,795
National City Corp.
6.88%, 05/15/2019	3,000,000	3,159,121
Nordea Bank AB
4.25%, 09/21/2022 (A)	5,179,000	5,360,065
PNC Bank NA
3-Month LIBOR + 0.36%, 1.80% (B), 05/19/2020	7,000,000	7,026,985
Regions Bank
2.75%, 04/01/2021	10,331,000	10,316,823
7.50%, 05/15/2018	23,306,000	23,667,826
Royal Bank of Scotland Group PLC
6.40%, 10/21/2019	7,305,000	7,737,407
Santander Holdings USA, Inc.
2.70%, 05/24/2019	5,094,000	5,091,328
3.40%, 01/18/2023 (A)	9,964,000	9,837,408
Santander UK PLC
2.13%, 11/03/2020	10,000,000	9,851,774
Svenska Handelsbanken AB
3-Month LIBOR + 0.93%, 2.62% (B), 10/01/2020	13,900,000	14,141,085
3-Month LIBOR + 1.15%, 2.84% (B), 03/30/2021, MTN	6,885,000	7,051,120

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
US Bank NA
2.13%, 10/28/2019	$ 21,212,000	$ 21,097,924
Wells Fargo Bank NA
2.60%, 01/15/2021	25,646,000	25,560,171

		488,972,661

Beverages - 2.0%
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/2019	6,927,000	7,279,188
Constellation Brands, Inc.
2.25%, 11/06/2020 (E)	10,943,000	10,788,210
3.75%, 05/01/2021 (E)	12,965,000	13,276,438
Molson Coors Brewing Co.
2.10%, 07/15/2021	9,626,000	9,344,909
Pernod Ricard SA
4.45%, 01/15/2022 (A)	13,510,000	14,168,725
5.75%, 04/07/2021 (A)	9,466,000	10,277,688

		65,135,158

Biotechnology - 1.2%
AbbVie, Inc.
2.50%, 05/14/2020	15,180,000	15,134,869
Amgen, Inc.
4.50%, 03/15/2020	3,695,000	3,842,089
Biogen, Inc.
2.90%, 09/15/2020	4,981,000	5,006,805
Celgene Corp.
2.25%, 08/15/2021 (E)	15,036,000	14,673,085

		38,656,848

Capital Markets - 7.4%
Ameriprise Financial, Inc.
7.30%, 06/28/2019	18,320,000	19,540,747
Bank of New York Mellon Corp.
3-Month LIBOR + 0.87%, 2.29% (B), 08/17/2020, MTN	6,000,000	6,087,316
2.45%, 11/27/2020, MTN	11,454,000	11,413,899
Charles Schwab Corp.
2.65%, 01/25/2023	9,964,000	9,815,138
Credit Suisse Group Funding Guernsey, Ltd.
3.13%, 12/10/2020	10,000,000	10,053,038
3.45%, 04/16/2021	9,880,000	10,000,602
Deutsche Bank AG
3-Month LIBOR + 1.31%, 2.75% (B), 08/20/2020	10,275,000	10,407,409
3-Month LIBOR + 1.45%, 3.18% (B), 01/18/2019	9,964,000	10,057,197
Goldman Sachs Group, Inc.
3-Month LIBOR + 0.80%, 2.36% (B), 12/13/2019	12,000,000	12,114,614
2.75%, 09/15/2020	8,948,000	8,939,999
7.50%, 02/15/2019, MTN	17,297,000	18,196,683
Lazard Group LLC
4.25%, 11/14/2020	10,890,000	11,287,939
Morgan Stanley
3-Month LIBOR + 1.14%, 2.90% (B), 01/27/2020	7,937,000	8,064,036
3-Month LIBOR + 1.40%, 3.14% (B), 04/21/2021, MTN	4,982,000	5,117,626
5.75%, 01/25/2021	12,500,000	13,513,824
7.30%, 05/13/2019, MTN	12,235,000	12,965,755
State Street Corp.
3-Month LIBOR + 0.90%, 2.34% (B), 08/18/2020	16,120,000	16,402,063
2.55%, 08/18/2020	6,005,000	6,009,282

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2018 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
UBS AG
2.20%, 06/08/2020 (A)	$ 9,800,000	$ 9,695,953
UBS Group Funding Switzerland AG
3-Month LIBOR + 1.44%, 3.11% (B), 09/24/2020 (A)	26,205,000	26,802,856

		236,485,976

Chemicals - 1.3%
Dow Chemical Co.
8.55%, 05/15/2019	24,461,000	26,326,827
E.I. du Pont de Nemours & Co.
2.20%, 05/01/2020	6,000,000	5,964,279
Sherwin-Williams Co.
2.25%, 05/15/2020	9,500,000	9,411,667

		41,702,773

Commercial Services & Supplies - 0.2%
CK Hutchison International 17 II, Ltd.
2.25%, 09/29/2020 (A)	5,000,000	4,899,754

Construction Materials - 0.2%
Martin Marietta Materials, Inc.
3-Month LIBOR + 0.65%, 2.10% (B), 05/22/2020	5,975,000	5,997,739

Consumer Finance - 3.1%
Ally Financial, Inc.
3.50%, 01/27/2019	12,000,000	12,048,000
8.00%, 03/15/2020	5,717,000	6,234,389
American Express Co.
2.20%, 10/30/2020	22,696,000	22,387,296
Capital One Financial Corp.
2.40%, 10/30/2020	9,963,000	9,836,879
2.50%, 05/12/2020	11,288,000	11,210,201
Ford Motor Credit Co. LLC
3-Month LIBOR + 0.93%, 2.32% (B), 11/04/2019	4,750,000	4,791,297
3.34%, 03/18/2021	8,000,000	8,026,233
General Motors Financial Co., Inc.
3-Month LIBOR + 1.56%, 3.28% (B), 01/15/2020 (E)	3,150,000	3,215,698
3.45%, 01/14/2022	9,266,000	9,300,230
3-Month LIBOR + 2.06%, 3.78% (B), 01/15/2019 (E)	5,084,000	5,162,622
Springleaf Finance Corp.
8.25%, 12/15/2020	6,825,000	7,524,563

		99,737,408

Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.25%, 09/15/2022 (A)	3,035,000	3,052,512

Diversified Consumer Services - 0.1%
Princeton University
4.95%, 03/01/2019	3,805,000	3,909,083

Diversified Financial Services - 3.0%
Aviation Capital Group LLC
2.88%, 01/20/2022 (A)	4,928,000	4,862,411
7.13%, 10/15/2020 (A)	18,266,000	20,188,759

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	$ 5,800,000	$ 5,719,514
Jefferies Group LLC
8.50%, 07/15/2019	7,475,000	8,088,977
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/2018	19,410,000	20,583,211
OMX Timber Finance Investments I LLC
5.42%, 01/29/2020 (A)	20,014,000	20,975,807
Protective Life Global Funding
2.70%, 11/25/2020 (A)	15,000,000	14,967,272

		95,385,951

Diversified Telecommunication Services - 1.9%
AT&T, Inc.
3.20%, 03/01/2022	9,960,000	9,984,925
5.80%, 02/15/2019	3,012,000	3,117,655
Sprint Capital Corp.
6.90%, 05/01/2019	9,000,000	9,382,500
Telefonica Emisiones SAU
3.19%, 04/27/2018	18,370,000	18,418,461
Verizon Communications, Inc.
3-Month LIBOR + 0.55%, 2.00% (B), 05/22/2020	9,000,000	9,050,885
2.95%, 03/15/2022	9,964,000	9,920,904

		59,875,330

Electric Utilities - 2.6%
Appalachian Power Co.
4.60%, 03/30/2021	4,528,000	4,763,201
Duke Energy Corp.
3.05%, 08/15/2022	12,030,000	12,016,928
Entergy Texas, Inc.
7.13%, 02/01/2019	22,351,000	23,338,574
Oncor Electric Delivery Co. LLC
2.15%, 06/01/2019	5,190,000	5,161,931
6.80%, 09/01/2018	8,000,000	8,213,405
PPL Capital Funding, Inc.
1.90%, 06/01/2018	11,500,000	11,497,185
Southern California Edison Co.
1.85%, 02/01/2022	17,035,714	16,805,228

		81,796,452

Energy Equipment & Services - 0.9%
Nabors Industries, Inc.
6.15%, 02/15/2018	7,698,000	7,707,237
Schlumberger Holdings Corp.
2.35%, 12/21/2018 (A)	20,000,000	20,021,703

		27,728,940

Equity Real Estate Investment Trusts - 1.5%
Government Properties Income Trust
3.75%, 08/15/2019	24,795,000	24,987,814
VEREIT Operating Partnership, LP
3.00%, 02/06/2019	8,972,000	9,020,271
WEA Finance LLC / Westfield UK & Europe Finance PLC
2.70%, 09/17/2019 (A)	12,570,000	12,612,478

		46,620,563

Food & Staples Retailing - 1.7%
CVS Health Corp.
2.13%, 06/01/2021	15,000,000	14,561,523
4.75%, 12/01/2022	2,000,000	2,116,527

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2018 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing (continued)
Kroger Co.
2.80%, 08/01/2022	$ 10,433,000	$ 10,303,069
Sysco Corp.
2.50%, 07/15/2021	9,646,000	9,535,507
Walgreens Boots Alliance, Inc.
2.70%, 11/18/2019	17,887,000	17,919,147

		54,435,773

Food Products - 1.3%
Kraft Heinz Foods Co.
3-Month LIBOR + 0.57%, 1.98% (B), 02/10/2021	14,866,000	14,908,403
Mondelez International Holdings Netherlands BV
2.00%, 10/28/2021 (A)	11,000,000	10,624,788
Smithfield Foods, Inc.
2.65%, 10/03/2021 (A)	13,003,000	12,603,304
Tyson Foods, Inc.
2.25%, 08/23/2021	4,898,000	4,782,309

		42,918,804

Gas Utilities - 1.2%
DTE Gas Co.
5.00%, 10/01/2019	28,400,000	29,445,508
Southern California Gas Co.
1.55%, 06/15/2018 (E)	10,560,000	10,540,349

		39,985,857

Health Care Equipment & Supplies - 0.8%
Abbott Laboratories
2.90%, 11/30/2021	13,000,000	12,959,272
Becton Dickinson and Co.
3-Month LIBOR + 1.03%, 2.54% (B), 06/06/2022	8,124,000	8,208,195
Stryker Corp.
4.38%, 01/15/2020	4,221,000	4,363,871

		25,531,338

Health Care Providers & Services - 0.2%
HCA, Inc.
6.50%, 02/15/2020	6,200,000	6,610,750

Household Durables - 0.1%
DR Horton, Inc.
2.55%, 12/01/2020	4,029,000	4,004,701

Independent Power & Renewable Electricity Producers - 0.4%
Dynegy, Inc.
6.75%, 11/01/2019	3,770,000	3,873,675
Exelon Generation Co. LLC
4.00%, 10/01/2020	9,554,000	9,825,504

		13,699,179

Industrial Conglomerates - 0.2%
General Electric Co.
3-Month LIBOR + 0.80%, 2.52% (B), 04/15/2020, MTN	5,100,000	5,138,862

Insurance - 0.8%
Athene Global Funding
2.75%, 04/20/2020 (A)	4,661,000	4,651,247
3.00%, 07/01/2022 (A)	14,168,000	13,871,844

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
CNA Financial Corp.
5.88%, 08/15/2020	$ 6,145,000	$ 6,583,236

		25,106,327

Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.
2.60%, 12/05/2019	5,050,000	5,077,563

IT Services - 0.2%
Fidelity National Information Services, Inc.
3.63%, 10/15/2020	5,577,000	5,695,607

Leisure Products - 0.2%
Mattel, Inc.
4.35%, 10/01/2020 (E)	7,005,000	7,040,025

Machinery - 0.4%
Caterpillar Financial Services Corp.
1.35%, 05/18/2019, MTN	10,000,000	9,879,653
Stanley Black & Decker, Inc.
2.45%, 11/17/2018	4,500,000	4,510,478

		14,390,131

Media - 1.7%
Cablevision Systems Corp.
7.75%, 04/15/2018	11,397,000	11,520,087
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020	17,240,000	17,459,681
Omnicom Group, Inc.
3.63%, 05/01/2022	10,461,000	10,688,739
Sky PLC
9.50%, 11/15/2018 (A)	14,244,000	15,036,912

		54,705,419

Metals & Mining - 0.2%
Glencore Funding LLC
3.00%, 10/27/2022 (A)	6,974,000	6,855,107

Multi-Utilities - 1.9%
Consumers Energy Co.
6.70%, 09/15/2019	10,000,000	10,657,051
Dominion Energy, Inc.
2.58%, 07/01/2020	4,498,000	4,464,466
2.96% (F), 07/01/2019	5,274,000	5,299,468
5.20%, 08/15/2019	21,733,000	22,562,048
Public Service Co. of Colorado
5.80%, 08/01/2018	18,201,000	18,538,674

		61,521,707

Oil, Gas & Consumable Fuels - 1.6%
Anadarko Petroleum Corp.
8.70%, 03/15/2019	2,857,000	3,042,688
BP Capital Markets PLC
2.32%, 02/13/2020	7,971,000	7,950,463
El Paso Natural Gas Co. LLC
8.63%, 01/15/2022	8,935,000	10,600,389
Energy Transfer, LP
4.15%, 10/01/2020	8,000,000	8,230,796
Exxon Mobil Corp.
1.71%, 03/01/2019	9,765,000	9,714,770

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2018 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC
6.25%, 03/15/2022	$ 8,938,000	$ 9,858,891
YPF SA
8.50%, 03/23/2021 (A)	1,743,000	1,929,850

		51,327,847

Pharmaceuticals - 0.5%
Perrigo Finance Unlimited Co.
3.50%, 12/15/2021	7,400,000	7,456,179
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/2019	1,000	987
2.40%, 09/23/2021	9,963,000	9,728,604

		17,185,770

Road & Rail - 0.3%
Canadian Pacific Railway Co.
9.45%, 08/01/2021	7,000,000	8,426,357

Semiconductors & Semiconductor Equipment - 0.9%
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
2.38%, 01/15/2020 (A)	14,946,000	14,791,110
QUALCOMM, Inc.
2.10%, 05/20/2020	14,938,000	14,796,712

		29,587,822

Software - 1.1%
CDK Global, Inc.
3.80%, 10/15/2019	11,925,000	12,044,250
Microsoft Corp.
1.55%, 08/08/2021	14,950,000	14,440,268
Oracle Corp.
2.50%, 05/15/2022	9,974,000	9,865,836

		36,350,354

Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.
2.00%, 05/06/2020	9,000,000	8,923,058
Dell International LLC / EMC Corp.
3.48%, 06/01/2019 (A)	19,875,000	20,050,695
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020	19,585,000	19,907,706

		48,881,459

Tobacco - 1.1%
Altria Group, Inc.
9.70%, 11/10/2018	12,724,000	13,435,306
BAT Capital Corp.
2.30%, 08/14/2020 (A)	8,717,000	8,613,168
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	11,299,000	12,134,869

		34,183,343

Trading Companies & Distributors - 0.8%
International Lease Finance Corp.
8.25%, 12/15/2020	21,682,000	24,703,189

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.4%
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	$ 3,597,000	$ 3,758,865
Vodafone Group PLC
5.45%, 06/10/2019	10,000,000	10,380,475

		14,139,340

Total Corporate Debt Securities (Cost $2,002,082,607)		1,995,629,115

LOAN ASSIGNMENTS - 0.6%
Commercial Services & Supplies - 0.4%
Spin Holdco, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 5.49% (B), 11/14/2022	11,413,310	11,498,910

Health Care Providers & Services - 0.2%
Community Health Systems, Inc.
Term Loan G,
3-Month LIBOR + 2.75%, 4.23% (B), 12/31/2019 (C)	6,088,618	6,009,466

Total Loan Assignments (Cost $17,319,990)		17,508,376

MORTGAGE-BACKED SECURITIES - 18.3%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class C,
1-Month LIBOR + 1.25%, 2.81% (B), 09/15/2034 (A)	15,640,000	15,649,708
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A,
4.08%, 03/13/2031 (A)	2,453,113	2,460,977
BAMLL Commercial Mortgage Securities Trust
Series 2014-FL1, Class B,
1-Month LIBOR + 2.20%, 3.76% (B), 12/15/2031 (A)	10,000,000	10,056,923
Series 2014-IP, Class D,
2.72% (B), 06/15/2028 (A)	11,000,000	10,946,711
BBCMS Mortgage Trust
Series 2017-DELC, Class C,
1-Month LIBOR + 1.20%, 2.76% (B), 08/15/2036 (A)	14,890,000	14,859,197
Series 2017-DELC, Class D,
1-Month LIBOR + 1.70%, 3.26% (B), 08/15/2036 (A)	15,000,000	14,968,961
Series 2017-GLKS, Class D,
1-Month LIBOR + 1.75%, 3.31% (B), 11/15/2034 (A)	10,000,000	10,006,248
BCAP LLC Trust
Series 2009-RR14, Class 1A1,
6.00% (B), 05/26/2037 (A)	240,362	240,936
Series 2009-RR6, Class 2A1,
3.48% (B), 08/26/2035 (A)	1,171,628	1,170,651
Series 2010-RR1, Class 12A1,
5.25% (B), 08/26/2036 (A)	812,412	821,072
Series 2010-RR7, Class 5A6,
5.50% (B), 10/26/2036 (A)	462,197	462,602

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2018 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BHMS Mortgage Trust
Series 2014-ATLS, Class CFL,
1-Month LIBOR + 2.45%, 4.02% (B), 07/05/2033 (A)	$ 15,000,000	$ 15,093,931
BX Trust
Series 2017-APPL, Class C,
1-Month LIBOR + 1.40%, 2.96% (B), 07/15/2034 (A)	18,000,000	18,033,619
Series 2017-SLCT, Class C,
1-Month LIBOR + 1.40%, 2.96% (B), 07/15/2034 (A)	15,000,000	15,037,383
BXP Trust
Series 2017-CQHP, Class D,
1-Month LIBOR + 2.00%, 3.56% (B), 11/15/2034 (A)	11,825,000	11,824,973
Caesars Palace Las Vegas Trust
Series 2017-VICI, Class A,
3.53%, 10/15/2034 (A)	15,000,000	15,248,989
CCRESG Commercial Mortgage Trust
Series 2016-HEAT, Class B,
4.11%, 04/10/2029 (A)	3,700,000	3,690,234
Series 2016-HEAT, Class C,
4.92%, 04/10/2029 (A)	3,000,000	3,008,879
CGMS Commercial Mortgage Trust
Series 2017-MDRB, Class B,
1-Month LIBOR + 1.75%, 3.31% (B), 07/15/2030 (A)	10,000,000	10,004,095
Chicago Skyscraper Trust
Series 2017-SKY, Class C,
1-Month LIBOR + 1.25%, 2.81% (B), 02/15/2030 (A)	10,285,000	10,297,783
CHT COSMO Mortgage Trust
Series 2017-CSMO, Class D,
1-Month LIBOR + 2.25%, 3.81% (B), 11/15/2036 (A)	17,400,000	17,459,962
Citigroup Commercial Mortgage Trust
Series 2017-1500, Class B,
1-Month LIBOR + 1.10%, 2.66% (B), 07/15/2029 (A)	5,000,000	5,002,081
Series 2017-1500, Class C,
1-Month LIBOR + 1.25%, 2.81% (B), 07/15/2032 (A)	3,500,000	3,501,451
Citigroup Mortgage Loan Trust
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	5,672,332	5,905,145
CLNS Trust
Series 2017-IKPR, Class C,
1-Month LIBOR + 1.10%, 2.65% (B), 06/11/2032 (A)	14,800,000	14,823,087
COMM Mortgage Trust
Series 2014-PAT, Class D,
1-Month LIBOR + 2.15%, 3.70% (B), 08/13/2027 (A)	15,000,000	15,002,361
Series 2014-PAT, Class E,
1-Month LIBOR + 3.15%, 4.70% (B), 08/13/2027 (A)	5,000,000	5,067,485
Series 2014-TWC, Class C,
1-Month LIBOR + 1.85%, 3.40% (B), 02/13/2032 (A)	10,000,000	10,011,660

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust
Series 2015-DEAL, Class B,
1-Month LIBOR + 1.85%, 3.41% (B), 04/15/2029 (A)	$ 18,020,000	$ 18,020,031
Series 2015-DEAL, Class D,
1-Month LIBOR + 3.10%, 4.66% (B), 04/15/2029 (A)	10,000,000	9,999,998
Series 2017-HD. Class C,
1-Month LIBOR + 1.70%, 3.26% (B), 02/15/2031 (A)	4,500,000	4,505,648
DBCG Mortgage Trust
Series 2017-BBG, Class B,
1-Month LIBOR + 0.85%, 2.41% (B), 06/15/2034 (A)	12,500,000	12,511,678
Series 2017-BBG, Class C,
1-Month LIBOR + 1.00%, 2.56% (B), 06/15/2034 (A)	2,500,000	2,503,120
GP Portfolio Trust
Series 2014-GPP, Class C,
1-Month LIBOR + 2.20%, 3.76% (B), 02/15/2027 (A)	13,000,000	13,016,700
Series 2014-GPP, Class D,
1-Month LIBOR + 3.00%, 4.56% (B), 02/15/2027 (A)	10,000,000	10,022,004
GS Mortgage Securities Trust
Series 2013-G1, Class A1,
2.06%, 04/10/2031 (A)	7,361,104	7,103,136
Hospitality Mortgage Trust
Series 2017-HIT, Class C,
1-Month LIBOR + 1.35%, 2.76% (B), 05/08/2030 (A)	7,900,000	7,914,776
Impac CMB Trust
Series 2007-A, Class A,
1-Month LIBOR + 0.50%, 2.06% (B), 05/25/2037 (A)	8,125,440	7,961,727
Jefferies Resecuritization Trust
Series 2009-R7, Class 11A1,
3.33% (B), 03/26/2037 (A)	156,698	156,482
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-DSTY, Class C,
3.80% (B), 06/10/2027 (A)	10,000,000	9,855,128
Series 2016-ASH, Class C,
1-Month LIBOR + 2.75%, 4.31% (B), 10/15/2034 (A)	6,500,000	6,516,194
JPMorgan Resecuritization Trust
Series 2010-5, Class 2A2,
4.50% (B), 07/26/2035 (A)	1,100,800	1,105,999
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2005-1A, Class A,
1-Month LIBOR + 0.25%, 1.81% (B), 02/25/2030 (A)	3,187,779	3,117,822
Metlife Securitization Trust
Series 2017-1A, Class A,
3.00% (B), 04/25/2055 (A)	15,609,856	15,763,530
Mill City Mortgage Loan Trust
Series 2017-3, Class A1,
2.75% (B), 01/25/2061 (A)	18,808,007	18,659,236
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class D,
1-Month LIBOR + 2.20%, 3.76% (B), 11/15/2034 (A)	10,800,000	10,813,533

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2018 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Re-REMIC Trust
Series 2010-R4, Class 3A,
5.50%, 08/26/2047 (A)	$ 200,932	$ 200,247
Mortgage Equity Conversion Asset Trust
Series 2010-1A, Class A,
4.00%, 07/25/2060 (A)	6,026,440	5,487,827
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 2.96% (B), 08/15/2034 (A)	19,717,071	19,753,851
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	3,339,318	3,382,244
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	4,122,011	4,174,827
Series 2016-4A, Class A1,
3.75% (B), 11/25/2056 (A)	6,469,155	6,554,214
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	11,887,927	12,122,506
Series 2017-4A, Class A1,
4.00% (B), 05/25/2057 (A)	8,508,689	8,690,703
Series 2017-5A, Class A1,
1-Month LIBOR + 1.50%, 3.06% (B), 06/25/2057 (A)	10,879,344	11,175,693
RBSSP Resecuritization Trust
Series 2013-2, Class 2A1,
1-Month LIBOR + 0.19%, 1.69% (B), 12/20/2036 (A)	8,864,335	8,662,306
SCG Trust
Series 2013-SRP1, Class A,
1-Month LIBOR + 1.65%, 3.21% (B), 11/15/2026 (A)	550,000	550,699
Series 2013-SRP1, Class AJ,
1-Month LIBOR + 1.95%, 3.51% (B), 11/15/2026 (A)	20,000,000	19,941,138
Series 2013-SRP1, Class B,
1-Month LIBOR + 2.50%, 4.31% (B), 11/15/2026 (A)	22,500,000	22,273,884
Stonemont Portfolio Trust
Series 2017-MONT, Class C,
1-Month LIBOR + 1.25%, 2.81% (B), 08/20/2030 (A)	14,900,000	14,927,133
Tharaldson Hotel Portfolio Trust
Series 2018-THL, Class C,
1-Month LIBOR + 1.35%, 2.90% (B), 11/11/2034 (A) (C)	15,000,000	15,018,927
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class AJ,
5.48% (B), 08/15/2039	651,208	652,539
TRU Trust
Series 2016-TOYS, Class A,
1-Month LIBOR + 2.25%, 3.81% (B), 11/15/2030 (A)	9,399,243	9,354,948

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
VSD LLC
3.60%, 12/25/2043	$ 3,015,472	$ 3,013,826
Wells Fargo Mortgage Loan Trust
Series 2011-RR3, Class A1,
3.53% (B), 03/27/2037 (A)	944,537	942,650

Total Mortgage-Backed Securities (Cost $587,043,470)		587,084,008

U.S. GOVERNMENT AGENCY OBLIGATION - 0.0% (G)
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.77%, 3.52% (B), 08/01/2037	383,616	403,548

Total U.S. Government Agency Obligation (Cost $388,996)		403,548

	Shares	Value
SECURITIES LENDING COLLATERAL - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (H)	24,099,435	24,099,435

Total Securities Lending Collateral (Cost $24,099,435)		24,099,435

	Principal	Value
REPURCHASE AGREEMENT - 2.3%
Fixed Income Clearing Corp., 0.54% (H), dated 01/31/2018, to be repurchased at $73,878,901 on 02/01/2018. Collateralized by U.S. Government Obligations, 2.25% - 2.75%, due 01/31/2024 - 02/15/2024, and with a total value of $75,356,509.	$ 73,877,793	73,877,793

Total Repurchase Agreement (Cost $73,877,793)		73,877,793

Total Investments (Cost $3,264,722,688)		3,257,007,787
Net Other Assets (Liabilities) - (1.7)%		(55,415,813)

Net Assets - 100.0%		$ 3,201,591,974

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2018 Form N-Q

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$558,405,512	$—	$558,405,512
Corporate Debt Securities	—	1,995,629,115	—	1,995,629,115
Loan Assignments	—	17,508,376	—	17,508,376
Mortgage-Backed Securities	—	587,084,008	—	587,084,008
U.S. Government Agency Obligation	—	403,548	—	403,548
Securities Lending Collateral	24,099,435	—	—	24,099,435
Repurchase Agreement	—	73,877,793	—	73,877,793

Total Investments	$24,099,435	$3,232,908,352	$—	$3,257,007,787

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the total value of 144A securities is $1,492,689,842, representing 46.6% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $23,600,147. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of January 31, 2018; the maturity date disclosed is the ultimate maturity date.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Rates disclosed reflect the yields at January 31, 2018.
(I)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 9	January 31, 2018 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Aerospace & Defense - 1.5%
Engility Holdings, Inc. (A)	28,625	$ 748,830
Moog, Inc., Class A (A)	9,480	853,769
Triumph Group, Inc.	26,525	773,203
Vectrus, Inc. (A)	20,930	636,272
Wesco Aircraft Holdings, Inc. (A)	104,405	746,496

		3,758,570

Banks - 9.8%
1st Source Corp.	15,230	796,377
Bancorp, Inc. (A)	76,940	813,256
Bank of Marin Bancorp	8,645	593,912
Bank of NT Butterfield & Son, Ltd.	21,310	856,449
Bank of the Ozarks, Inc.	16,595	828,920
BankUnited, Inc.	20,410	837,626
Berkshire Hills Bancorp, Inc.	20,505	778,165
Carolina Financial Corp.	20,610	849,956
Cathay General Bancorp	18,490	808,753
Central Pacific Financial Corp.	25,675	759,210
Community Trust Bancorp, Inc.	12,505	591,487
Customers Bancorp, Inc. (A)	29,130	892,834
Eagle Bancorp, Inc. (A)	12,910	813,330
Enterprise Financial Services Corp.	16,490	802,238
FCB Financial Holdings, Inc., Class A (A)	16,070	880,636
Financial Institutions, Inc.	20,360	634,214
First Financial Corp.	12,725	589,168
Franklin Financial Network, Inc. (A)	21,285	686,441
Hanmi Financial Corp.	26,780	843,570
Hilltop Holdings, Inc.	32,105	840,830
Hope Bancorp, Inc.	44,070	839,093
Independent Bank Corp.	31,590	728,150
Peapack Gladstone Financial Corp.	21,425	761,016
QCR Holdings, Inc.	12,685	556,237
S&T Bancorp, Inc.	19,695	794,890
Sandy Spring Bancorp, Inc.	20,695	782,685
State Bank Financial Corp.	21,935	669,237
TCF Financial Corp.	40,070	859,501
Triumph Bancorp, Inc. (A)	22,545	867,982
United Community Banks, Inc.	29,275	927,432
WesBanco, Inc.	20,235	829,837

		24,113,432

Beverages - 0.3%
Boston Beer Co., Inc., Class A (A) (B)	4,565	866,665

Biotechnology - 2.0%
AMAG Pharmaceuticals, Inc. (A)	56,070	804,604
Eagle Pharmaceuticals, Inc. (A) (B)	14,195	848,435
Emergent BioSolutions, Inc. (A)	17,365	847,238
Myriad Genetics, Inc. (A)	23,145	853,588
PDL BioPharma, Inc. (A)	278,580	768,881
United Therapeutics Corp. (A)	5,520	712,080

		4,834,826

Building Products - 0.3%
Caesarstone, Ltd. (A)	30,950	656,140

Capital Markets - 0.7%
Legg Mason, Inc.	19,510	831,516
Waddell & Reed Financial, Inc., Class A (B)	37,610	865,030

		1,696,546

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.3%
Cabot Corp.	12,595	$ 851,926
Methanex Corp.	13,255	834,402
Minerals Technologies, Inc.	10,685	802,978
Stepan Co.	9,445	740,677

		3,229,983

Commercial Services & Supplies - 3.2%
ACCO Brands Corp. (A)	61,860	733,041
Brady Corp., Class A	21,495	822,184
CECO Environmental Corp.	115,325	522,422
Ennis, Inc.	30,680	610,532
Essendant, Inc.	78,615	711,466
Heritage-Crystal Clean, Inc. (A)	28,370	617,047
Quad/Graphics, Inc.	33,065	731,398
R.R. Donnelley & Sons Co.	87,286	713,126
SP Plus Corp. (A)	20,340	784,107
Steelcase, Inc., Class A	52,225	812,099
Tetra Tech, Inc.	16,890	839,433

		7,896,855

Communications Equipment - 1.4%
ARRIS International PLC (A)	31,810	804,793
Comtech Telecommunications Corp.	36,365	786,575
NETGEAR, Inc. (A)	13,680	953,496
Plantronics, Inc.	15,710	926,733

		3,471,597

Construction & Engineering - 1.9%
AECOM (A)	21,600	844,776
Aegion Corp. (A)	29,675	744,249
EMCOR Group, Inc.	10,220	830,682
KBR, Inc.	41,085	835,669
Primoris Services Corp.	30,160	784,160
Tutor Perini Corp. (A)	29,720	735,570

		4,775,106

Consumer Finance - 1.0%
EZCORP, Inc., Class A (A)	68,675	810,365
Navient Corp.	60,410	860,843
Nelnet, Inc., Class A	15,285	796,501

		2,467,709

Containers & Packaging - 0.6%
Greif, Inc., Class A	13,320	787,478
Owens-Illinois, Inc. (A)	32,075	744,782

		1,532,260

Diversified Consumer Services - 1.1%
Adtalem Global Education, Inc. (A)	18,295	841,570
American Public Education, Inc. (A)	23,535	597,789
Bridgepoint Education, Inc. (A)	76,575	591,925
K12, Inc. (A)	40,722	706,527

		2,737,811

Diversified Telecommunication Services - 0.3%
Cogent Communications Holdings, Inc.	16,870	760,837

Electric Utilities - 0.9%
ALLETE, Inc.	9,780	708,463

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
Hawaiian Electric Industries, Inc.	22,215	$ 757,754
Portland General Electric Co.	16,110	682,258

		2,148,475

Electrical Equipment - 0.3%
Regal Beloit Corp.	10,495	817,561

Electronic Equipment, Instruments & Components - 5.1%
Anixter International, Inc. (A)	10,745	899,356
Avnet, Inc.	20,555	873,587
AVX Corp.	41,160	738,410
Belden, Inc.	9,800	830,746
Benchmark Electronics, Inc. (A)	23,680	685,536
Celestica, Inc. (A)	77,765	785,427
CTS Corp.	21,615	594,413
Electro Scientific Industries, Inc. (A)	40,700	953,194
Jabil, Inc.	29,005	737,597
Plexus Corp. (A)	12,700	758,825
Sanmina Corp. (A)	23,810	622,632
Systemax, Inc.	25,155	781,063
Tech Data Corp. (A)	8,475	849,788
TTM Technologies, Inc. (A)	49,994	824,401
VeriFone Systems, Inc. (A)	46,800	827,424
Vishay Intertechnology, Inc.	38,325	841,234

		12,603,633

Energy Equipment & Services - 1.6%
Ensco PLC, Class A	116,815	689,209
McDermott International, Inc. (A)	109,980	965,624
Oceaneering International, Inc.	35,270	729,384
Rowan Cos. PLC, Class A (A)	48,590	715,245
Unit Corp. (A)	33,636	815,000

		3,914,462

Equity Real Estate Investment Trusts - 5.7%
Apple Hospitality REIT, Inc.	42,215	822,770
Ashford Hospitality Trust, Inc.	120,880	778,467
CBL & Associates Properties, Inc. (B)	142,415	791,827
Chatham Lodging Trust	37,735	845,264
CoreCivic, Inc.	35,440	822,562
DiamondRock Hospitality Co.	73,740	867,182
Franklin Street Properties Corp.	76,835	779,107
Government Properties Income Trust	41,560	713,170
Hersha Hospitality Trust	42,170	782,254
Kite Realty Group Trust	37,165	626,602
LaSalle Hotel Properties	26,020	794,651
MedEquities Realty Trust, Inc.	68,190	744,635
Medical Properties Trust, Inc.	57,170	747,784
Ramco-Gershenson Properties Trust	58,135	768,545
Sabra Health Care REIT, Inc.	39,745	719,385
Select Income REIT	33,440	747,718
Sunstone Hotel Investors, Inc.	48,525	817,646
Xenia Hotels & Resorts, Inc.	37,940	842,268

		14,011,837

Food & Staples Retailing - 0.9%
Chefs’ Warehouse, Inc. (A)	35,695	726,393
SUPERVALU, Inc. (A)	39,305	622,591
United Natural Foods, Inc. (A)	17,690	842,044

		2,191,028

Food Products - 1.3%
Dean Foods Co.	68,485	710,190
Flowers Foods, Inc.	42,285	829,209

	Shares	Value
COMMON STOCKS (continued)
Food Products (continued)
Sanderson Farms, Inc.	6,150	$ 780,435
TreeHouse Foods, Inc. (A)	16,515	778,847

		3,098,681

Gas Utilities - 0.3%
National Fuel Gas Co.	12,955	722,241

Health Care Equipment & Supplies - 4.0%
Analogic Corp.	9,760	809,104
AngioDynamics, Inc. (A)	43,880	763,951
Haemonetics Corp. (A)	13,205	853,703
Halyard Health, Inc. (A)	16,740	817,079
Hill-Rom Holdings, Inc.	9,415	803,382
Integer Holdings Corp. (A)	17,035	854,305
Lantheus Holdings, Inc. (A)	36,680	843,640
Masimo Corp. (A)	8,960	844,391
Meridian Bioscience, Inc.	49,015	767,085
Natus Medical, Inc. (A)	27,205	844,715
OraSure Technologies, Inc. (A)	41,760	908,698
Orthofix International NV (A)	15,395	884,289

		9,994,342

Health Care Providers & Services - 6.7%
Aceto Corp.	69,651	766,858
Addus HomeCare Corp. (A)	17,035	610,705
Amedisys, Inc. (A)	15,670	840,225
AMN Healthcare Services, Inc. (A)	16,280	873,422
Brookdale Senior Living, Inc. (A)	77,565	736,867
Chemed Corp.	3,377	879,945
Community Health Systems, Inc. (A) (B)	185,930	1,050,504
Encompass Health Corp.	16,680	882,706
LHC Group, Inc. (A)	11,595	728,166
LifePoint Health, Inc. (A)	17,855	882,930
Magellan Health, Inc. (A)	8,570	853,572
MEDNAX, Inc. (A)	15,465	816,707
Molina Healthcare, Inc. (A)	9,995	913,143
National HealthCare Corp.	9,320	581,288
Owens & Minor, Inc.	43,600	918,216
Patterson Cos., Inc.	20,980	752,972
Providence Service Corp. (A)	13,175	847,548
Tivity Health, Inc. (A)	22,800	883,500
Triple-S Management Corp., Class B (A)	33,727	775,046
WellCare Health Plans, Inc. (A)	3,910	822,586

		16,416,906

Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc. (A)	53,880	803,351
HealthStream, Inc. (A)	28,645	673,730
Quality Systems, Inc. (A)	57,860	752,180

		2,229,261

Hotels, Restaurants & Leisure - 0.3%
Brinker International, Inc.	22,525	818,559

Household Durables - 0.9%
Ethan Allen Interiors, Inc.	25,260	627,711
La-Z-Boy, Inc.	26,255	791,588
SodaStream International, Ltd. (A)	11,405	896,775

		2,316,074

Independent Power & Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	29,340	763,133

Insurance - 2.2%
Ambac Financial Group, Inc. (A)	49,745	805,869

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Assured Guaranty, Ltd.	21,685	$ 771,769
CNO Financial Group, Inc.	34,075	837,904
Genworth Financial, Inc., Class A (A)	246,990	755,789
Greenlight Capital Re, Ltd., A Shares (A)	32,620	660,555
Third Point Reinsurance, Ltd. (A)	55,538	791,417
Universal Insurance Holdings, Inc.	29,805	876,267

		5,499,570

Internet Software & Services - 1.3%
Blucora, Inc. (A)	35,494	866,054
DHI Group, Inc. (A)	332,035	597,663
NIC, Inc.	46,775	776,465
QuinStreet, Inc. (A)	93,240	869,929

		3,110,111

IT Services - 2.9%
CACI International, Inc., Class A (A)	5,805	815,893
Convergys Corp.	32,075	746,385
CSG Systems International, Inc.	17,978	812,066
ManTech International Corp., Class A	16,385	853,167
MAXIMUS, Inc.	11,560	788,161
Perficient, Inc. (A)	37,920	734,510
Sykes Enterprises, Inc. (A)	26,003	806,613
Syntel, Inc. (A)	32,330	729,042
Teradata Corp. (A)	21,960	889,380

		7,175,217

Life Sciences Tools & Services - 1.2%
Bruker Corp.	22,835	813,154
Charles River Laboratories International, Inc. (A)	7,350	774,984
ICON PLC (A)	6,695	733,236
Luminex Corp.	35,545	717,654

		3,039,028

Machinery - 1.6%
FreightCar America, Inc.	32,770	510,556
Greenbrier Cos., Inc. (B)	17,225	863,834
Harsco Corp. (A)	42,630	763,077
Terex Corp.	17,710	832,724
Wabash National Corp.	38,455	993,293

		3,963,484

Marine - 0.4%
Costamare, Inc.	134,260	875,375

Metals & Mining - 2.2%
Cleveland-Cliffs, Inc. (A)	101,975	698,529
Hudbay Minerals, Inc. (B)	87,985	756,671
Kaiser Aluminum Corp.	7,755	854,911
Materion Corp.	16,595	824,771
Schnitzer Steel Industries, Inc., Class A	21,965	751,203
SunCoke Energy, Inc. (A)	68,180	756,798
U.S. Steel Corp.	20,980	784,862

		5,427,745

Mortgage Real Estate Investment Trusts - 1.8%
ARMOUR Residential REIT, Inc. (B)	29,445	689,308
Dynex Capital, Inc.	98,470	640,055
Invesco Mortgage Capital, Inc. (B)	45,495	738,839
MTGE Investment Corp.	40,320	685,440

	Shares	Value
COMMON STOCKS (continued)
Mortgage Real Estate Investment Trusts (continued)
PennyMac Mortgage Investment Trust	52,455	$ 860,262
Resource Capital Corp.	77,430	734,036

		4,347,940

Multi-Utilities - 0.6%
MDU Resources Group, Inc.	27,955	740,248
NorthWestern Corp.	12,725	691,477

		1,431,725

Multiline Retail - 0.4%
Big Lots, Inc. (B)	14,445	877,967

Oil, Gas & Consumable Fuels - 4.7%
Arch Coal, Inc., Class A	8,670	780,387
Clean Energy Fuels Corp. (A)	348,850	547,695
Cloud Peak Energy, Inc. (A)	163,445	817,225
CNX Resources Corp. (A)	56,645	793,596
Enerplus Corp. (B)	84,175	956,228
Halcon Resources Corp. (A)	106,440	850,456
NACCO Industries, Inc., Class A	14,030	589,962
Overseas Shipholding Group, Inc., Class A (A)	219,395	462,923
Pacific Ethanol, Inc. (A)	125,165	525,693
Par Pacific Holdings, Inc. (A)	40,550	739,226
QEP Resources, Inc. (A)	77,223	722,807
SandRidge Energy, Inc. (A)	37,260	666,581
Southwestern Energy Co. (A)	129,290	548,190
Teekay Tankers, Ltd., Class A (B)	585,265	743,287
W&T Offshore, Inc. (A)	185,435	897,505
World Fuel Services Corp.	29,910	834,190

		11,475,951

Paper & Forest Products - 1.0%
Boise Cascade Co.	20,120	894,334
Domtar Corp.	16,185	831,262
Louisiana-Pacific Corp. (A)	28,730	850,695

		2,576,291

Personal Products - 1.7%
Avon Products, Inc. (A)	375,925	917,257
Edgewell Personal Care Co. (A)	14,240	803,990
Inter Parfums, Inc.	17,925	817,380
Medifast, Inc.	12,000	824,520
Nu Skin Enterprises, Inc., Class A	12,115	870,342

		4,233,489

Pharmaceuticals - 1.2%
Depomed, Inc. (A)	104,290	766,532
Endo International PLC (A)	96,390	666,055
Innoviva, Inc. (A) (B)	58,450	852,785
Valeant Pharmaceuticals International, Inc. (A) (B)	35,785	662,380

		2,947,752

Professional Services - 2.8%
CRA International, Inc.	13,140	610,090
FTI Consulting, Inc. (A)	19,225	835,711
Heidrick & Struggles International, Inc.	30,325	800,580
ICF International, Inc. (A)	15,135	803,668
ManpowerGroup, Inc.	6,525	857,320
Navigant Consulting, Inc. (A)	41,980	861,430
Resources Connection, Inc.	37,895	619,583

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2018 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Professional Services (continued)
RPX Corp.	47,315	$ 664,303
TrueBlue, Inc. (A)	28,480	778,928

		6,831,613

Road & Rail - 0.7%
ArcBest Corp.	22,571	802,399
YRC Worldwide, Inc. (A)	56,570	903,423

		1,705,822

Semiconductors & Semiconductor Equipment - 3.4%
Amkor Technology, Inc. (A)	77,290	777,538
Amtech Systems, Inc. (A)	69,740	699,492
Brooks Automation, Inc.	31,710	884,709
Cirrus Logic, Inc. (A)	14,935	740,328
Cohu, Inc.	34,860	793,762
Cree, Inc. (A)	21,440	739,894
FormFactor, Inc. (A)	49,080	704,298
Kulicke & Soffa Industries, Inc. (A)	32,810	754,958
MKS Instruments, Inc.	8,140	832,722
Nova Measuring Instruments, Ltd. (A)	26,415	716,375
Synaptics, Inc. (A)	18,950	821,293

		8,465,369

Specialty Retail - 6.7%
Aaron’s, Inc.	14,260	583,091
Abercrombie & Fitch Co., Class A	35,630	737,897
American Eagle Outfitters, Inc.	38,380	690,840
Asbury Automotive Group, Inc. (A)	8,525	619,341
Ascena Retail Group, Inc. (A) (B)	271,915	587,336
Bed Bath & Beyond, Inc.	28,005	646,355
Cato Corp., Class A	48,695	578,497
Chico’s FAS, Inc.	71,775	682,580
Children’s Place, Inc.	4,740	710,052
DSW, Inc., Class A	30,020	601,301
Express, Inc. (A)	68,420	477,572
Finish Line, Inc., Class A	59,085	669,433
Foot Locker, Inc.	14,805	727,666
Francesca’s Holdings Corp. (A)	111,530	650,220
GameStop Corp., Class A (B)	30,645	515,142
Haverty Furniture Cos., Inc.	24,860	554,378
Hibbett Sports, Inc. (A) (B)	31,865	720,149
Office Depot, Inc.	161,680	525,460
Pier 1 Imports, Inc.	122,560	406,899
Shoe Carnival, Inc.	22,810	521,209
Sleep Number Corp. (A)	18,285	688,247
Tailored Brands, Inc.	35,820	866,486
Tilly’s, Inc., A Shares	48,850	728,842
Urban Outfitters, Inc. (A)	19,665	670,773
Williams-Sonoma, Inc.	12,115	620,652
Zumiez, Inc. (A)	30,250	627,688

		16,408,106

Technology Hardware, Storage & Peripherals - 0.9%
NCR Corp. (A)	23,310	874,358
Quantum Corp. (A)	106,205	657,409
Stratasys, Ltd. (A)	33,230	710,790

		2,242,557

Textiles, Apparel & Luxury Goods - 1.9%
Crocs, Inc. (A)	59,918	809,492
Deckers Outdoor Corp. (A)	10,215	875,528
Movado Group, Inc.	24,950	763,470
Perry Ellis International, Inc. (A)	25,170	603,577

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp.	7,880	$ 900,763
Vera Bradley, Inc. (A)	70,395	653,969

		4,606,799

Thrifts & Mortgage Finance - 2.8%
Dime Community Bancshares, Inc.	34,785	660,915
Flagstar Bancorp, Inc. (A)	22,445	836,076
MGIC Investment Corp. (A)	53,715	796,056
Nationstar Mortgage Holdings, Inc. (A)	40,995	727,251
Oritani Financial Corp.	51,210	855,207
Radian Group, Inc.	40,160	886,331
TrustCo Bank Corp.	79,890	687,054
United Financial Bancorp, Inc.	32,830	550,231
Washington Federal, Inc.	23,925	858,908

		6,858,029

Trading Companies & Distributors - 1.4%
DXP Enterprises, Inc. (A)	22,835	781,185
Rush Enterprises, Inc., Class A (A)	15,980	863,719
Textainer Group Holdings, Ltd. (A)	36,620	897,190
WESCO International, Inc. (A)	12,425	846,764

		3,388,858

Wireless Telecommunication Services - 0.8%
Spok Holdings, Inc.	35,385	552,006
Telephone & Data Systems, Inc.	27,070	742,530
U.S. Cellular Corp. (A)	22,050	801,959

		2,096,495

Total Common Stocks (Cost $229,292,752)		244,429,823

SECURITIES LENDING COLLATERAL - 3.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (C)	9,324,497	9,324,497

Total Securities Lending Collateral (Cost $9,324,497)		9,324,497

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 0.54% (C), dated 01/31/2018, to be repurchased at $2,299,524 on 02/01/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2021, and with a value of $2,348,314.	$ 2,299,489	2,299,489

Total Repurchase Agreement (Cost $2,299,489)		2,299,489

Total Investments (Cost $240,916,738)		256,053,809
Net Other Assets (Liabilities) - (3.9)%		(9,557,734)

Net Assets - 100.0%		$ 246,496,075

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2018 Form N-Q

Transamerica Small Cap Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$244,429,823	$—	$—	$244,429,823
Securities Lending Collateral	9,324,497	—	—	9,324,497
Repurchase Agreement	—	2,299,489	—	2,299,489

Total Investments	$253,754,320	$2,299,489	$—	$256,053,809

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $8,974,046. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at January 31, 2018.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2018 Form N-Q

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 95.0%
Aerospace & Defense - 1.5%
Mercury Systems, Inc. (A)	45,540	$ 2,186,831

Auto Components - 1.8%
LCI Industries	24,366	2,686,352

Banks - 9.7%
Banc of California, Inc. (B)	257,430	5,071,371
CenterState Bank Corp.	114,480	2,975,335
LegacyTexas Financial Group, Inc.	72,240	3,181,449
South State Corp.	19,840	1,757,824
Veritex Holdings, Inc. (A)	47,570	1,356,221

		14,342,200

Biotechnology - 1.8%
Repligen Corp. (A)	77,430	2,738,699

Building Products - 3.2%
Insteel Industries, Inc.	89,821	2,814,092
PGT Innovations, Inc. (A)	119,080	1,899,326

		4,713,418

Chemicals - 2.5%
Quaker Chemical Corp.	23,730	3,652,047

Commercial Services & Supplies - 2.2%
Knoll, Inc.	143,825	3,299,345

Diversified Telecommunication Services - 1.4%
Cogent Communications Holdings, Inc.	47,985	2,164,124

Food Products - 3.8%
Calavo Growers, Inc. (B)	41,830	3,639,210
J&J Snack Foods Corp.	14,255	1,973,462

		5,612,672

Health Care Equipment & Supplies - 4.5%
Cantel Medical Corp.	28,770	3,191,456
Heska Corp. (A)	14,330	1,117,023
LeMaitre Vascular, Inc.	37,235	1,295,778
Neogen Corp. (A)	18,530	1,093,826

		6,698,083

Health Care Technology - 4.8%
Cotiviti Holdings, Inc. (A)	43,570	1,524,950
Medidata Solutions, Inc. (A)	43,515	2,963,807
Tabula Rasa HealthCare, Inc. (A)	75,070	2,689,758

		7,178,515

Hotels, Restaurants & Leisure - 0.9%
Sonic Corp. (B)	51,670	1,335,153

Household Durables - 1.0%
TopBuild Corp. (A)	19,400	1,484,876

Internet Software & Services - 3.3%
Box, Inc., Class A (A)	67,540	1,502,089
MINDBODY, Inc., Class A (A)	95,305	3,349,971

		4,852,060

	Shares	Value
COMMON STOCKS (continued)
IT Services - 4.4%
MAXIMUS, Inc.	48,035	$ 3,275,026
WNS Holdings, Ltd., ADR (A)	72,110	3,206,011

		6,481,037

Life Sciences Tools & Services - 7.1%
Cambrex Corp. (A)	73,971	4,168,266
PRA Health Sciences, Inc. (A)	70,265	6,398,331

		10,566,597

Machinery - 0.6%
Kornit Digital, Ltd. (A) (B)	62,710	937,515

Oil, Gas & Consumable Fuels - 3.8%
Callon Petroleum Co. (A)	164,155	1,863,159
WildHorse Resource Development Corp. (A) (B)	209,860	3,737,607

		5,600,766

Personal Products - 3.5%
elf Beauty, Inc. (A) (B)	77,030	1,583,737
Inter Parfums, Inc.	80,999	3,693,554

		5,277,291

Pharmaceuticals - 3.4%
Prestige Brands Holdings, Inc. (A)	68,965	2,884,806
Supernus Pharmaceuticals, Inc. (A)	54,065	2,111,238

		4,996,044

Professional Services - 2.5%
WageWorks, Inc. (A)	61,225	3,707,174

Road & Rail - 4.1%
Saia, Inc. (A)	80,180	6,057,599

Semiconductors & Semiconductor Equipment - 6.9%
Cabot Microelectronics Corp.	22,900	2,333,281
CEVA, Inc. (A)	63,608	2,798,752
Inphi Corp. (A) (B)	53,285	1,591,623
MaxLinear, Inc. (A)	80,940	2,087,443
Silicon Laboratories, Inc. (A)	14,720	1,416,064

		10,227,163

Software - 9.9%
BroadSoft, Inc. (A) (B)	27,315	1,499,594
Ellie Mae, Inc. (A) (B)	23,605	2,207,067
Pegasystems, Inc.	115,480	5,872,158
Qualys, Inc. (A)	80,939	5,058,687

		14,637,506

Textiles, Apparel & Luxury Goods - 3.4%
Steven Madden, Ltd. (A)	109,630	5,064,906

Trading Companies & Distributors - 3.0%
SiteOne Landscape Supply, Inc. (A)	58,934	4,488,413

Total Common Stocks (Cost $109,578,595)		140,986,386

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Small Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 13.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (C)	19,366,323	$ 19,366,323

Total Securities Lending Collateral (Cost $19,366,323)		19,366,323

	Principal	Value
REPURCHASE AGREEMENT - 4.1%
Fixed Income Clearing Corp., 0.54% (C), dated 01/31/2018, to be repurchased at $6,010,566 on 02/01/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2021, and with a value of $6,131,422.	$ 6,010,476	6,010,476

Total Repurchase Agreement (Cost $6,010,476)		6,010,476

Total Investments (Cost $134,955,394)		166,363,185
Net Other Assets (Liabilities) - (12.1)%		(17,973,783)

Net Assets - 100.0%		$ 148,389,402

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$140,986,386	$—	$—	$140,986,386
Securities Lending Collateral	19,366,323	—	—	19,366,323
Repurchase Agreement	—	6,010,476	—	6,010,476

Total Investments	$160,352,709	$6,010,476	$—	$166,363,185

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $18,923,110. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at January 31, 2018.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Banks - 18.1%
Associated Banc-Corp.	195,580	$ 4,840,605
Banc of California, Inc. (A)	182,580	3,596,826
Berkshire Hills Bancorp, Inc.	122,800	4,660,260
Cathay General Bancorp	108,375	4,740,322
Customers Bancorp, Inc. (B)	176,565	5,411,717
Enterprise Financial Services Corp.	32,801	1,595,769
First Citizens BancShares, Inc., Class A	12,920	5,496,297
First Horizon National Corp.	240,710	4,780,501
Hanmi Financial Corp.	118,125	3,720,938
Peapack Gladstone Financial Corp.	47,440	1,685,069
TriCo Bancshares	53,340	1,972,513
UMB Financial Corp.	19,670	1,498,461
United Community Banks, Inc.	168,700	5,344,416
Valley National Bancorp	431,920	5,429,234

		54,772,928

Biotechnology - 3.4%
Emergent BioSolutions, Inc. (B)	80,970	3,950,526
Repligen Corp. (B)	82,060	2,902,462
Retrophin, Inc. (B)	144,285	3,449,855

		10,302,843

Capital Markets - 3.6%
Evercore, Inc., Class A	24,615	2,475,038
Moelis & Co., Class A	73,850	3,818,045
Stifel Financial Corp.	69,750	4,709,520

		11,002,603

Chemicals - 1.7%
Ferro Corp. (B)	211,970	4,985,534

Commercial Services & Supplies - 1.6%
Casella Waste Systems, Inc., Class A (B)	193,370	4,946,405

Communications Equipment - 1.8%
Extreme Networks, Inc. (B)	350,260	5,264,408

Construction & Engineering - 2.7%
EMCOR Group, Inc.	53,815	4,374,083
Tutor Perini Corp. (B)	148,610	3,678,098

		8,052,181

Construction Materials - 1.3%
US Concrete, Inc. (A) (B)	49,580	3,859,803

Electric Utilities - 1.4%
Portland General Electric Co.	101,210	4,286,244

Electronic Equipment, Instruments & Components - 3.0%
ePlus, Inc. (B)	53,746	4,149,191
Vishay Intertechnology, Inc.	225,665	4,953,347

		9,102,538

Energy Equipment & Services - 3.3%
McDermott International, Inc. (B)	579,470	5,087,746
Unit Corp. (B)	200,360	4,854,723

		9,942,469

Equity Real Estate Investment Trusts - 7.9%
CareTrust REIT, Inc.	254,925	4,050,758

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Corporate Office Properties Trust	83,430	$ 2,277,639
National Storage Affiliates Trust	193,090	4,898,693
STAG Industrial, Inc.	162,220	4,107,411
Summit Hotel Properties, Inc.	270,110	4,184,004
Xenia Hotels & Resorts, Inc.	188,995	4,195,689

		23,714,194

Food Products - 1.5%
Darling Ingredients, Inc. (B)	244,130	4,526,170

Gas Utilities - 1.4%
Southwest Gas Holdings, Inc.	57,645	4,241,519

Health Care Equipment & Supplies - 1.2%
Lantheus Holdings, Inc. (B)	162,750	3,743,250

Health Care Providers & Services - 1.7%
Encompass Health Corp.	99,220	5,250,722

Health Care Technology - 1.7%
Allscripts Healthcare Solutions, Inc. (B)	334,770	4,991,421

Hotels, Restaurants & Leisure - 3.2%
Bloomin’ Brands, Inc.	194,210	4,278,446
Boyd Gaming Corp.	133,260	5,259,772

		9,538,218

Household Durables - 1.2%
LGI Homes, Inc. (B)	52,750	3,570,120

Household Products - 1.2%
Central Garden & Pet Co., Class A (B)	98,744	3,724,624

Independent Power & Renewable Electricity Producers - 1.4%
Ormat Technologies, Inc.	60,860	4,265,069

Insurance - 2.8%
CNO Financial Group, Inc.	179,850	4,422,511
Selective Insurance Group, Inc.	68,780	4,006,435

		8,428,946

Internet & Direct Marketing Retail - 1.3%
Nutrisystem, Inc.	90,270	3,904,178

Leisure Products - 1.5%
Malibu Boats, Inc., Class A (B)	135,400	4,503,404

Machinery - 6.1%
Greenbrier Cos., Inc. (A)	80,695	4,046,854
Harsco Corp. (B)	222,930	3,990,447
Timken Co.	90,625	4,762,344
Wabash National Corp.	217,460	5,616,992

		18,416,637

Multi-Utilities - 0.7%
Black Hills Corp. (A)	39,460	2,192,003

Multiline Retail - 1.5%
Big Lots, Inc. (A)	75,225	4,572,176

Oil, Gas & Consumable Fuels - 3.2%
Delek US Holdings, Inc.	123,770	4,318,335
Enerplus Corp. (A)	458,850	5,212,536

		9,530,871

Paper & Forest Products - 1.5%
Louisiana-Pacific Corp. (B)	152,490	4,515,229

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Road & Rail - 1.5%
Ryder System, Inc., Class A	52,240	$ 4,546,447

Semiconductors & Semiconductor Equipment - 1.0%
FormFactor, Inc. (B)	219,310	3,147,099

Software - 1.7%
Upland Software, Inc. (B)	225,765	5,221,944

Specialty Retail - 2.2%
Camping World Holdings, Inc., Class A	80,690	3,610,877
J. Jill, Inc. (A) (B)	348,060	2,941,107

		6,551,984

Thrifts & Mortgage Finance - 4.7%
Essent Group, Ltd. (B)	85,550	3,979,786
HomeStreet, Inc. (B)	171,890	5,062,161
Washington Federal, Inc.	142,395	5,111,980

		14,153,927

Trading Companies & Distributors - 3.0%
Rush Enterprises, Inc., Class A (B)	93,690	5,063,944
Triton International, Ltd. (B)	105,290	4,064,194

		9,128,138

Total Common Stocks (Cost $238,285,843)		292,896,246

MASTER LIMITED PARTNERSHIP - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Tallgrass Energy Partners, LP	50,600	2,226,400

Total Master Limited Partnership (Cost $1,946,212)		2,226,400

	Shares	Value
SECURITIES LENDING COLLATERAL - 5.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (C)	17,775,776	$ 17,775,776

Total Securities Lending Collateral (Cost $17,775,776)		17,775,776

	Principal	Value
REPURCHASE AGREEMENT - 2.5%
Fixed Income Clearing Corp., 0.54% (C), dated 01/31/2018, to be repurchased at $7,555,926 on 02/01/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2020, and with a value of $7,710,450.	$ 7,555,813	7,555,813

Total Repurchase Agreement (Cost $7,555,813)		7,555,813

Total Investments (Cost $265,563,644)		320,454,235
Net Other Assets (Liabilities) - (6.1)%		(18,400,698)

Net Assets - 100.0%		$ 302,053,537

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$292,896,246	$—	$—	$292,896,246
Master Limited Partnership	2,226,400	—	—	2,226,400
Securities Lending Collateral	17,775,776	—	—	17,775,776
Repurchase Agreement	—	7,555,813	—	7,555,813

Total Investments	$312,898,422	$7,555,813	$—	$320,454,235

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $17,306,738. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Rates disclosed reflect the yields at January 31, 2018.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Aerospace & Defense - 0.7%
Aerojet Rocketdyne Holdings, Inc. (A)	73,100	$ 2,010,250
Cubic Corp.	31,500	1,828,575
Curtiss-Wright Corp.	16,350	2,136,291

		5,975,116

Airlines - 2.3%
Alaska Air Group, Inc.	123,800	8,137,374
JetBlue Airways Corp. (A)	335,500	6,998,530
United Continental Holdings, Inc. (A)	86,200	5,846,084

		20,981,988

Auto Components - 0.7%
Gentex Corp.	58,200	1,378,176
Stoneridge, Inc. (A)	92,500	2,251,450
Visteon Corp. (A)	21,000	2,731,680

		6,361,306

Banks - 6.5%
Berkshire Hills Bancorp, Inc.	126,631	4,805,647
CIT Group, Inc.	208,000	10,543,520
First Citizens BancShares, Inc., Class A	18,863	8,024,509
First Community Bancshares, Inc.	148,940	4,122,659
First Republic Bank	19,500	1,746,225
Hanmi Financial Corp.	70,500	2,220,750
Hope Bancorp, Inc.	113,482	2,160,697
Lakeland Bancorp, Inc.	236,000	4,743,600
Sandy Spring Bancorp, Inc.	110,800	4,190,456
Sterling Bancorp	179,500	4,442,625
Umpqua Holdings Corp.	154,500	3,344,925
Union Bankshares Corp.	50,000	1,887,500
United Community Banks, Inc.	101,500	3,215,520
Washington Trust Bancorp, Inc.	36,071	1,940,620
Webster Financial Corp.	29,000	1,641,980

		59,031,233

Biotechnology - 0.6%
United Therapeutics Corp. (A)	44,100	5,688,900

Building Products - 1.9%
American Woodmark Corp. (A)	13,000	1,766,050
Caesarstone, Ltd. (A)	138,000	2,925,600
Continental Building Products, Inc. (A)	207,000	5,889,150
Gibraltar Industries, Inc. (A)	32,500	1,205,750
Insteel Industries, Inc.	24,000	751,920
JELD-WEN Holding, Inc. (A)	64,000	2,513,920
Masonite International Corp. (A)	15,000	1,046,250
PGT Innovations, Inc. (A)	73,500	1,172,325

		17,270,965

Capital Markets - 1.9%
E*TRADE Financial Corp. (A)	123,900	6,529,530
Legg Mason, Inc.	63,900	2,723,418
Piper Jaffray Cos.	39,000	3,599,700
Stifel Financial Corp.	48,800	3,294,976
Waddell & Reed Financial, Inc., Class A (B)	39,200	901,600

		17,049,224

Chemicals - 1.9%
Chase Corp.	8,600	966,210

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Mosaic Co.	97,200	$ 2,653,560
PPG Industries, Inc.	84,900	10,080,177
Trinseo SA	45,000	3,710,250

		17,410,197

Commercial Services & Supplies - 2.6%
HNI Corp.	30,700	1,193,923
Hudson Technologies, Inc. (A) (B)	129,000	810,120
KAR Auction Services, Inc.	154,800	8,442,792
Knoll, Inc.	60,500	1,387,870
Stericycle, Inc. (A)	124,100	9,352,176
Tetra Tech, Inc.	47,500	2,360,750

		23,547,631

Communications Equipment - 1.8%
ARRIS International PLC (A)	356,006	9,006,952
KVH Industries, Inc. (A)	329,000	3,635,450
NETGEAR, Inc. (A)	46,800	3,261,960

		15,904,362

Construction & Engineering - 1.5%
Comfort Systems USA, Inc.	78,500	3,344,100
EMCOR Group, Inc.	48,000	3,901,440
Granite Construction, Inc.	44,500	2,967,705
KBR, Inc.	185,000	3,762,900

		13,976,145

Construction Materials - 0.3%
US Concrete, Inc. (A) (B)	38,000	2,958,300

Consumer Finance - 0.4%
Ally Financial, Inc.	135,200	4,024,904

Diversified Consumer Services - 0.8%
H&R Block, Inc.	277,400	7,362,196

Diversified Financial Services - 0.5%
Voya Financial, Inc.	78,376	4,068,498

Electric Utilities - 4.7%
Alliant Energy Corp.	304,900	12,119,775
FirstEnergy Corp.	440,900	14,505,610
PPL Corp.	508,200	16,196,334

		42,821,719

Electrical Equipment - 0.6%
LSI Industries, Inc.	174,600	1,386,324
Regal Beloit Corp.	45,950	3,579,505
Revolution Lighting Technologies, Inc. (A) (B)	113,900	404,345

		5,370,174

Electronic Equipment, Instruments & Components - 3.9%
Avnet, Inc.	167,059	7,100,007
Belden, Inc.	22,300	1,890,371
Benchmark Electronics, Inc. (A)	41,000	1,186,950
Coherent, Inc. (A)	12,600	3,269,952
Control4 Corp. (A)	126,500	3,429,415
Daktronics, Inc.	81,100	750,986
Methode Electronics, Inc.	48,300	1,973,055
Orbotech, Ltd. (A)	183,500	9,773,210
Universal Display Corp.	18,750	2,988,750
Vishay Intertechnology, Inc.	135,000	2,963,250

		35,325,946

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 0.7%
Helmerich & Payne, Inc.	31,250	$ 2,250,937
Transocean, Ltd. (A) (B)	338,000	3,647,020

		5,897,957

Equity Real Estate Investment Trusts - 7.5%
Brandywine Realty Trust	172,500	3,094,650
Community Healthcare Trust, Inc.	155,000	4,129,200
DiamondRock Hospitality Co.	346,500	4,074,840
Iron Mountain, Inc.	118,000	4,133,540
JBG SMITH Properties	319,900	10,796,625
Lexington Realty Trust	316,400	2,853,928
Liberty Property Trust	62,500	2,588,125
National Retail Properties, Inc.	33,500	1,329,280
Outfront Media, Inc.	74,700	1,673,280
Physicians Realty Trust	164,500	2,681,350
Piedmont Office Realty Trust, Inc., Class A	73,600	1,436,672
Sabra Health Care REIT, Inc.	121,800	2,204,580
Summit Hotel Properties, Inc.	292,500	4,530,825
Uniti Group, Inc. (B)	448,278	7,096,241
VEREIT, Inc.	2,091,900	15,061,680

		67,684,816

Food & Staples Retailing - 2.1%
Casey’s General Stores, Inc. (B)	84,600	10,245,906
US Foods Holding Corp. (A)	267,900	8,607,627

		18,853,533

Food Products - 1.6%
J.M. Smucker, Co.	21,700	2,753,513
Kellogg Co.	174,800	11,905,628

		14,659,141

Health Care Equipment & Supplies - 2.2%
AngioDynamics, Inc. (A)	6,000	104,460
DENTSPLY SIRONA, Inc.	135,100	8,215,431
Meridian Bioscience, Inc.	180,400	2,823,260
Zimmer Biomet Holdings, Inc.	69,500	8,834,840

		19,977,991

Health Care Providers & Services - 4.0%
AmerisourceBergen Corp.	53,700	5,352,279
AMN Healthcare Services, Inc. (A)	35,050	1,880,433
Cardinal Health, Inc.	108,500	7,789,215
Cross Country Healthcare, Inc. (A)	63,100	884,031
Encompass Health Corp.	59,500	3,148,740
Laboratory Corp. of America Holdings (A)	46,200	8,061,900
MEDNAX, Inc. (A)	171,347	9,048,835

		36,165,433

Health Care Technology - 0.2%
Omnicell, Inc. (A)	30,500	1,496,025

Hotels, Restaurants & Leisure - 0.3%
Churchill Downs, Inc.	11,200	2,900,800

Household Durables - 0.5%
Helen of Troy, Ltd. (A)	24,450	2,277,517
La-Z-Boy, Inc.	60,000	1,809,000

		4,086,517

Household Products - 0.5%
Spectrum Brands Holdings, Inc.	40,000	4,738,400

	Shares	Value
COMMON STOCKS (continued)
Independent Power & Renewable Electricity Producers - 1.2%
AES Corp.	916,900	$ 10,599,364

Insurance - 7.8%
Alleghany Corp. (A)	21,100	13,244,470
Allstate Corp.	56,500	5,580,505
Aspen Insurance Holdings, Ltd.	44,500	1,662,075
FNF Group	138,800	5,410,424
Loews Corp.	183,600	9,482,940
Markel Corp. (A)	4,100	4,705,529
Progressive Corp.	203,600	11,014,760
Selective Insurance Group, Inc.	101,000	5,883,250
United Fire Group, Inc.	107,593	4,668,460
Willis Towers Watson PLC	54,700	8,777,709

		70,430,122

Internet & Direct Marketing Retail - 1.0%
Liberty Expedia Holdings, Inc., Class A (A)	113,800	5,336,082
Liberty Interactive Corp QVC Group, Series A (A)	95,700	2,688,213
Nutrisystem, Inc.	17,800	769,850

		8,794,145

Internet Software & Services - 0.3%
IAC/InterActiveCorp (A)	20,550	2,979,134

IT Services - 1.5%
FleetCor Technologies, Inc. (A)	12,500	2,656,250
Leidos Holdings, Inc.	51,500	3,429,900
MAXIMUS, Inc.	55,600	3,790,808
Western Union Co.	189,300	3,935,547

		13,812,505

Machinery - 2.0%
Altra Industrial Motion Corp.	52,700	2,761,480
Columbus McKinnon Corp.	60,192	2,464,862
Douglas Dynamics, Inc.	67,000	2,760,400
Gencor Industries, Inc. (A)	119,700	2,010,960
Mueller Industries, Inc.	100,400	3,322,236
Oshkosh Corp.	24,000	2,177,280
Watts Water Technologies, Inc., Class A	36,500	2,910,875

		18,408,093

Media - 7.0%
AMC Networks, Inc., Class A (A)	165,987	8,563,269
Discovery Communications, Inc., Class C (A) (B)	379,059	9,044,348
DISH Network Corp., Class A (A)	217,100	10,181,990
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	92,673	4,152,677
Lions Gate Entertainment Corp., Class B (A)	86,719	2,775,008
Madison Square Garden Co., Class A (A)	28,064	6,057,334
MSG Networks, Inc., Class A (A)	218,000	5,232,000
News Corp., Class A	471,900	8,074,209
Viacom, Inc., Class B	267,709	8,946,835

		63,027,670

Metals & Mining - 0.7%
Commercial Metals Co.	129,500	3,113,180
Kaiser Aluminum Corp.	26,100	2,877,264
TimkenSteel Corp. (A)	28,500	461,415

		6,451,859

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Mortgage Real Estate Investment Trusts - 1.1%
Annaly Capital Management, Inc.	933,642	$ 9,840,587

Multi-Utilities - 1.3%
NorthWestern Corp.	83,000	4,510,220
SCANA Corp.	101,200	4,112,768
WEC Energy Group, Inc.	55,800	3,587,940

		12,210,928

Oil, Gas & Consumable Fuels - 3.5%
Antero Resources Corp. (A)	536,904	10,432,045
Callon Petroleum Co. (A)	204,100	2,316,535
Delek US Holdings, Inc.	28,896	1,008,181
Energen Corp. (A)	42,700	2,230,221
Gulfport Energy Corp. (A)	156,300	1,589,571
Range Resources Corp.	654,900	9,332,325
REX American Resources Corp. (A)	29,600	2,416,840
Williams Cos., Inc.	85,600	2,686,984

		32,012,702

Paper & Forest Products - 0.6%
Domtar Corp.	79,000	4,057,440
P.H. Glatfelter Co.	48,500	1,132,960

		5,190,400

Pharmaceuticals - 0.5%
Nektar Therapeutics (A)	55,783	4,664,017

Professional Services - 1.1%
FTI Consulting, Inc. (A)	20,500	891,135
Heidrick & Struggles International, Inc.	137,000	3,616,800
ICF International, Inc. (A)	39,050	2,073,555
On Assignment, Inc. (A)	47,000	3,598,790

		10,180,280

Real Estate Management & Development - 0.6%
CBRE Group, Inc., Class A (A)	59,800	2,732,262
Newmark Group, Inc., Class A (A)	161,600	2,684,176

		5,416,438

Road & Rail - 0.4%
AMERCO	10,900	3,979,372

Semiconductors & Semiconductor Equipment - 2.3%
AXT, Inc. (A)	172,600	1,363,540
Brooks Automation, Inc.	53,000	1,478,700
Cohu, Inc.	172,000	3,916,440
Entegris, Inc.	85,000	2,766,750
MKS Instruments, Inc.	35,000	3,580,500
Qorvo, Inc. (A)	34,474	2,474,199
Silicon Motion Technology Corp., ADR (B)	67,500	3,353,400
Xcerra Corp. (A)	232,800	2,323,344

		21,256,873

Software - 2.5%
CA, Inc.	156,500	5,610,525
Dell Technologies, Inc., Class V (A)	94,800	6,797,160
Open Text Corp.	240,800	8,247,400
TiVo Corp.	144,298	2,012,957

		22,668,042

Specialty Retail - 3.2%
Abercrombie & Fitch Co., Class A	123,000	2,547,330
Advance Auto Parts, Inc.	66,100	7,733,039

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
American Eagle Outfitters, Inc.	263,500	$ 4,743,000
Bed Bath & Beyond, Inc.	251,100	5,795,388
Foot Locker, Inc.	69,700	3,425,755
Urban Outfitters, Inc. (A)	53,000	1,807,830
Williams-Sonoma, Inc. (B)	56,000	2,868,880

		28,921,222

Technology Hardware, Storage & Peripherals - 1.2%
NCR Corp. (A)	113,100	4,242,381
Western Digital Corp.	76,200	6,780,276

		11,022,657

Textiles, Apparel & Luxury Goods - 1.1%
Deckers Outdoor Corp. (A)	33,800	2,896,998
Michael Kors Holdings, Ltd. (A)	62,800	4,144,800
Steven Madden, Ltd. (A)	55,200	2,550,240

		9,592,038

Thrifts & Mortgage Finance - 1.9%
Dime Community Bancshares, Inc.	134,500	2,555,500
Oritani Financial Corp.	47,500	793,250
Provident Financial Services, Inc.	114,500	3,012,495
TrustCo Bank Corp.	175,700	1,511,020
United Financial Bancorp, Inc.	278,258	4,663,604
Washington Federal, Inc.	139,000	4,990,100

		17,525,969

Trading Companies & Distributors - 0.9%
AerCap Holdings NV (A)	147,700	7,990,570

Total Common Stocks (Cost $705,999,502)		878,564,404

SECURITIES LENDING COLLATERAL - 4.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (C)	38,973,287	38,973,287

Total Securities Lending Collateral (Cost $38,973,287)		38,973,287

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 0.54% (C), dated 01/31/2018, to be repurchased at $5,289,294 on 02/01/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2021, and with a value of $5,398,542.	$ 5,289,215	5,289,215

Total Repurchase Agreement (Cost $5,289,215)		5,289,215

Total Investments (Cost $750,262,004)		922,826,906
Net Other Assets (Liabilities) - (1.8)%		(16,241,293)

Net Assets - 100.0%		$ 906,585,613

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2018 Form N-Q

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$878,564,404	$—	$—	$878,564,404
Securities Lending Collateral	38,973,287	—	—	38,973,287
Repurchase Agreement	—	5,289,215	—	5,289,215

Total Investments	$917,537,691	$5,289,215	$—	$922,826,906

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $37,963,237. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at January 31, 2018.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2018 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 49.1%
Aerospace & Defense - 0.1%
BAE Systems PLC	25,000	$ 210,848

Airlines - 2.9%
Alaska Air Group, Inc.	15,000	985,950
Delta Air Lines, Inc.	28,491	1,617,434
Japan Airlines Co., Ltd.	42,566	1,603,682

		4,207,066

Auto Components - 0.4%
Lear Corp.	3,025	584,249

Automobiles - 0.4%
Ford Motor Co.	57,000	625,290

Banks - 4.4%
Bank of America Corp.	50,000	1,600,000
Citigroup, Inc.	15,000	1,177,200
JPMorgan Chase & Co.	21,750	2,515,822
PNC Financial Services Group, Inc.	7,000	1,106,140

		6,399,162

Beverages - 0.0% (A)
Thai Beverage PCL	3	2

Biotechnology - 3.5%
AbbVie, Inc.	35,000	3,927,700
Gilead Sciences, Inc.	15,000	1,257,000

		5,184,700

Chemicals - 1.7%
DowDuPont, Inc.	16,690	1,261,430
LyondellBasell Industries NV, Class A	10,000	1,198,400

		2,459,830

Communications Equipment - 1.9%
Cisco Systems, Inc.	67,500	2,803,950

Containers & Packaging - 0.7%
International Paper Co.	15,000	942,900

Diversified Telecommunication Services - 1.4%
HKT Trust & HKT, Ltd.	1,339,540	1,676,426
Verizon Communications, Inc.	8,000	432,560

		2,108,986

Electronic Equipment, Instruments & Components - 0.8%
Corning, Inc.	36,000	1,123,920

Equity Real Estate Investment Trusts - 1.3%
Ascendas Real Estate Investment Trust	300,000	631,194
STORE Capital Corp.	54,008	1,323,736

		1,954,930

Food & Staples Retailing - 1.8%
Wal-Mart de Mexico SAB de CV	1,070,930	2,679,087

Food Products - 1.5%
Marine Harvest ASA (B)	125,000	2,163,895

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	12,000	$ 859,320
Las Vegas Sands Corp.	22,000	1,705,440

		2,564,760

Household Durables - 0.7%
Whirlpool Corp.	6,000	1,088,520

Household Products - 0.4%
Procter & Gamble Co.	6,825	589,271

Insurance - 1.2%
MetLife, Inc.	16,000	769,120
Prudential Financial, Inc.	8,800	1,045,616

		1,814,736

Internet Software & Services - 2.3%
Alphabet, Inc., Class C (B)	2,850	3,334,329

Media - 0.6%
Regal Entertainment Group, Class A (C)	40,000	915,200

Mortgage Real Estate Investment Trusts - 1.7%
Blackstone Mortgage Trust, Inc., Class A	28,283	876,773
Starwood Property Trust, Inc.	80,000	1,631,200

		2,507,973

Multi-Utilities - 0.3%
Dominion Energy, Inc.	5,000	382,200

Multiline Retail - 1.4%
Target Corp.	27,700	2,083,594

Oil, Gas & Consumable Fuels - 2.7%
BP PLC, ADR	30,000	1,283,700
Exxon Mobil Corp.	12,000	1,047,600
Royal Dutch Shell PLC, Class B, ADR (C)	15,575	1,120,310
Valero Energy Corp.	5,000	479,850

		3,931,460

Pharmaceuticals - 2.5%
Johnson & Johnson	12,000	1,658,280
Merck & Co., Inc.	20,000	1,185,000
Pfizer, Inc.	20,000	740,800

		3,584,080

Road & Rail - 0.3%
Ryder System, Inc., Class A	5,155	448,640

Semiconductors & Semiconductor Equipment - 2.3%
Intel Corp.	45,000	2,166,300
KLA-Tencor Corp.	7,500	823,500
QUALCOMM, Inc.	5,000	341,250

		3,331,050

Software - 2.8%
Microsoft Corp.	43,250	4,109,182

Specialty Retail - 1.4%
Foot Locker, Inc.	5,050	248,207
Home Depot, Inc.	4,750	954,275
Lowe’s Cos., Inc.	8,000	837,840

		2,040,322

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	21,500	$ 3,599,745

Transportation Infrastructure - 1.4%
Macquarie Infrastructure Corp.	30,000	1,990,500

Total Common Stocks (Cost $56,913,802)		71,764,377

PREFERRED STOCKS - 5.4%
Banks - 1.8%
Bank of America Corp.,
Series W, 6.63%	33,000	868,230
Citigroup, Inc.,
Series J, Fixed until 09/30/2023, 7.13% (C) (D)	12,000	338,880
Wells Fargo & Co.,
Fixed until 03/15/2024, 6.63% (D)	50,000	1,406,000

		2,613,110

Capital Markets - 0.4%
Morgan Stanley,
Series G, 6.63%	25,000	650,750

Equity Real Estate Investment Trusts - 0.5%
Colony NorthStar, Inc.
Series E, 8.75% (C)	10,350	270,652
Series G, 7.50%	8,250	198,421
Digital Realty Trust, Inc.,
Series C, 6.63%	10,000	265,000

		734,073

Insurance - 1.3%
Kemper Corp.,
7.38%	39,484	1,016,713
Maiden Holdings North America, Ltd.,
7.75%	15,600	343,356
Maiden Holdings, Ltd.,
Series A, 8.25% (C)	1,400	31,668
Torchmark Corp.,
6.13%	20,000	520,400

		1,912,137

Mortgage Real Estate Investment Trusts - 1.4%
AGNC Investment Corp.,
Series B, 7.75%	15,000	386,250
Annaly Capital Management, Inc.,
Series F, Fixed until 03/30/2022, 6.95% (D)	25,000	633,750
Two Harbors Investment Corp.,
Series B, Fixed until 07/27/2027, 7.63% (C) (D)	39,800	1,002,164

		2,022,164

Total Preferred Stocks (Cost $7,931,240)		7,932,234

MASTER LIMITED PARTNERSHIPS - 2.6%
Capital Markets - 0.7%
AllianceBernstein Holding, LP	40,000	1,092,000

Electric Utilities - 0.3%
Brookfield Infrastructure Partners, LP	10,000	429,200

	Shares	Value
MASTER LIMITED PARTNERSHIPS (continued)
Oil, Gas & Consumable Fuels - 1.6%
Enterprise Products Partners, LP	20,260	$ 559,581
Spectra Energy Partners, LP	35,000	1,495,900
TC PipeLines, LP	5,100	278,664

		2,334,145

Total Master Limited Partnerships (Cost $3,333,979)		3,855,345

	Principal	Value
CORPORATE DEBT SECURITIES - 41.0%
Aerospace & Defense - 0.7%
Triumph Group, Inc.
5.25%, 06/01/2022	$ 1,000,000	983,750

Auto Components - 1.8%
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022 (C)	1,000,000	1,036,250
Cooper Tire & Rubber Co.
7.63%, 03/15/2027	79,000	89,072
8.00%, 12/15/2019	300,000	325,500
Dana, Inc.
6.00%, 09/15/2023	1,130,000	1,180,850

		2,631,672

Banks - 0.3%
Wells Fargo & Co.
Fixed until 03/15/2018, 7.98% (D), 03/15/2018 (E)	500,000	505,580

Building Products - 1.2%
American Woodmark Corp.
4.88%, 03/15/2026 (F) (G)	250,000	250,000
BMC East LLC
5.50%, 10/01/2024 (G)	1,500,000	1,552,500

		1,802,500

Capital Markets - 1.2%
BCD Acquisition, Inc.
9.63%, 09/15/2023 (G)	1,565,000	1,709,763

Chemicals - 0.6%
Blue Cube Spinco, Inc.
9.75%, 10/15/2023	500,000	590,000
GCP Applied Technologies, Inc.
9.50%, 02/01/2023 (G)	250,000	275,625

		865,625

Commercial Services & Supplies - 4.1%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023	1,000,000	1,007,500
Covanta Holding Corp.
5.88%, 03/01/2024	380,000	385,700
FXI Holdings, Inc.
7.88%, 11/01/2024 (G)	1,500,000	1,496,250
KAR Auction Services, Inc.
5.13%, 06/01/2025 (G)	1,000,000	1,012,500

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC / Prime Finance, Inc.
9.25%, 05/15/2023 (G)	$ 1,500,000	$ 1,659,375
Waste Pro USA, Inc.
5.50%, 02/15/2026 (F) (G)	500,000	508,750

		6,070,075

Construction & Engineering - 0.2%
Tutor Perini Corp.
6.88%, 05/01/2025 (G)	250,000	266,250

Construction Materials - 0.2%
US Concrete, Inc.
6.38%, 06/01/2024	305,000	327,875

Consumer Finance - 1.4%
Ally Financial, Inc.
8.00%, 03/15/2020	1,000,000	1,090,500
Navient Corp.
6.50%, 06/15/2022	500,000	528,125
7.25%, 01/25/2022, MTN	400,000	433,120

		2,051,745

Distributors - 0.4%
H&E Equipment Services, Inc.
5.63%, 09/01/2025 (G)	500,000	518,750

Diversified Financial Services - 3.3%
Cornerstone Chemical Co.
6.75%, 08/15/2024 (G)	1,000,000	1,002,500
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
6.00%, 08/01/2020	1,965,000	2,011,079
6.25%, 02/01/2022	500,000	513,750
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.25%, 08/15/2024 (G)	1,250,000	1,298,438

		4,825,767

Diversified Telecommunication Services - 0.7%
CenturyLink, Inc.
7.50%, 04/01/2024 (C)	500,000	503,750
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	500,000	546,250

		1,050,000

Energy Equipment & Services - 2.5%
Ensco PLC
7.75%, 02/01/2026	500,000	497,187
Enviva Partners, LP / Enviva Partners Finance Corp.
8.50%, 11/01/2021	2,000,000	2,137,500
Precision Drilling Corp.
7.13%, 01/15/2026 (G)	1,000,000	1,040,000

		3,674,687

Equity Real Estate Investment Trusts - 1.1%
Uniti Group, LP / Uniti Group Finance, Inc.
6.00%, 04/15/2023 (G)	1,000,000	971,250
8.25%, 10/15/2023 (C)	750,000	710,625

		1,681,875

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 1.3%
HCA, Inc.
7.50%, 02/15/2022	$ 750,000	$ 841,875
MEDNAX, Inc.
5.25%, 12/01/2023 (G)	500,000	510,625
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 05/01/2023 (G)	500,000	525,000

		1,877,500

Hotels, Restaurants & Leisure - 1.9%
Nathan’s Famous, Inc.
6.63%, 11/01/2025 (G)	2,000,000	2,065,000
Rivers Pittsburgh Borrower, LP / Rivers Pittsburgh Finance Corp.
6.13%, 08/15/2021 (G)	750,000	744,375

		2,809,375

Household Durables - 0.9%
Meritage Homes Corp.
7.15%, 04/15/2020	1,225,000	1,323,000

Household Products - 1.1%
Central Garden & Pet Co.
6.13%, 11/15/2023	1,500,000	1,584,375

Internet & Direct Marketing Retail - 1.1%
Netflix, Inc.
5.88%, 02/15/2025	1,460,000	1,562,609

Machinery - 1.3%
Mueller Industries, Inc.
6.00%, 03/01/2027	1,400,000	1,435,000
Wabash National Corp.
5.50%, 10/01/2025 (G)	500,000	503,750

		1,938,750

Marine - 0.5%
Tidewater, Inc.
8.00%, 08/01/2022	700,000	717,500

Multiline Retail - 0.3%
Dillard’s, Inc.
7.88%, 01/01/2023	350,000	392,752

Oil, Gas & Consumable Fuels - 2.7%
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
6.25%, 10/15/2022	559,000	587,934
6.38%, 05/01/2024	450,000	487,687
Holly Energy Partners, LP / Holly Energy Finance Corp.
6.00%, 08/01/2024 (G)	300,000	313,500
HollyFrontier Corp.
5.88%, 04/01/2026	1,000,000	1,107,424
PBF Holding Co. LLC / PBF Finance Corp.
7.00%, 11/15/2023	1,000,000	1,050,000
Valero Energy Corp.
8.75%, 06/15/2030	300,000	413,678

		3,960,223

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2018 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Professional Services - 0.6%
AMN Healthcare, Inc.
5.13%, 10/01/2024 (G)	$ 380,000	$ 387,714
FTI Consulting, Inc.
6.00%, 11/15/2022	500,000	514,375

		902,089

Real Estate Management & Development - 0.7%
Hunt Cos., Inc.
6.25%, 02/15/2026 (F) (G)	1,000,000	1,000,000

Road & Rail - 1.0%
Fortress Transportation & Infrastructure Investors LLC
6.75%, 03/15/2022 (G)	1,415,000	1,480,444

Semiconductors & Semiconductor Equipment - 0.1%
Microsemi Corp.
9.13%, 04/15/2023 (G)	169,000	188,858

Software - 0.9%
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc.
6.00%, 07/15/2025 (G)	1,250,000	1,321,875

Specialty Retail - 3.2%
Foot Locker, Inc.
8.50%, 01/15/2022	1,438,000	1,666,282
L Brands, Inc.
6.88%, 11/01/2035	1,000,000	1,022,500
6.95%, 03/01/2033 (C)	400,000	395,000
Lithia Motors, Inc.
5.25%, 08/01/2025 (G)	1,000,000	1,030,000
Rent-A-Center, Inc.
6.63%, 11/15/2020 (C)	542,000	514,900

		4,628,682

Technology Hardware, Storage & Peripherals - 3.4%
Dell International LLC / EMC Corp.
8.10%, 07/15/2036 (G)	1,500,000	1,906,486
Diebold Nixdorf, Inc.
8.50%, 04/15/2024	1,250,000	1,320,625
Western Digital Corp.
10.50%, 04/01/2024	1,500,000	1,753,500

		4,980,611

Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp.
7.75%, 11/15/2023	100,000	120,000

Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.
7.00%, 03/15/2021	262,000	288,200

Total Corporate Debt Securities (Cost $58,702,003)		60,042,757

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (H)	3,470,979	3,470,979

Total Securities Lending Collateral (Cost $3,470,979)		3,470,979

	Principal	Value
REPURCHASE AGREEMENT - 2.3%

Fixed Income Clearing Corp., 0.54% (H), dated 01/31/2018, to be repurchased at $3,328,709 on 02/01/2018. Collateralized by a U.S. Government Obligation, 3.63%, due 02/15/2021, and with a value of $3,398,729.

	$ 3,328,659	$ 3,328,659

Total Repurchase Agreement (Cost $3,328,659)		3,328,659

Total Investments (Cost $133,680,662)		150,394,351
Net Other Assets (Liabilities) - (2.8)%		(4,105,572)

Net Assets - 100.0%		$ 146,288,779

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2018 Form N-Q

Transamerica Strategic High Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$65,478,330	$6,286,047	$—	$71,764,377
Preferred Stocks	7,932,234	—	—	7,932,234
Master Limited Partnerships	3,855,345	—	—	3,855,345
Corporate Debt Securities	—	60,042,757	—	60,042,757
Securities Lending Collateral	3,470,979	—	—	3,470,979
Repurchase Agreement	—	3,328,659	—	3,328,659

Total Investments	$80,736,888	$69,657,463	$—	$150,394,351

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,396,534. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Floating or variable rate securities. The rates disclosed are as of January 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the total value of 144A securities is $25,539,578, representing 17.5% of the Fund’s net assets.
(H)	Rates disclosed reflect the yields at January 31, 2018.
(I)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
MTN	Medium Term Note

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 13.4%
ABFC Trust
Series 2004-OPT4, Class A1,
1-Month LIBOR + 0.62%, 2.18% (A), 04/25/2034	$ 362,531	$ 363,159
Series 2004-OPT5, Class A1,
1-Month LIBOR + 0.70%, 2.26% (A), 06/25/2034	200,474	195,356
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A,
1-Month LIBOR + 0.58%, 2.14% (A), 07/25/2032	3,484	3,440
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AQ1, Class M2,
1-Month LIBOR + 0.65%, 2.21% (A), 03/25/2035	1,422,213	1,433,941
Series 2006-HE1, Class 1M2,
1-Month LIBOR + 0.43%, 1.99% (A), 12/25/2035	4,500,000	4,500,057
Series 2006-HE1, Class 2M2,
1-Month LIBOR + 0.43%, 2.20% (A), 02/25/2036	1,300,000	1,292,239
Series 2006-HE10, Class 1M1,
1-Month LIBOR + 0.34%, 1.90% (A), 12/25/2036	1,800,000	1,625,421
Series 2006-HE10, Class 21A3,
1-Month LIBOR + 0.24%, 1.80% (A), 12/25/2036	2,908,650	2,177,354
Series 2007-AQ1, Class A1,
1-Month LIBOR + 0.11%, 1.67% (A), 04/25/2031	218,703	273,650
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1,
1-Month LIBOR + 0.66%, 2.22% (A), 10/25/2032	4,752	4,767
BlueMountain CLO, Ltd.
Series 2013-3A, Class AR,
3-Month LIBOR + 0.89%, 2.65% (A), 10/29/2025 (B)	1,368,598	1,370,146
C-BASS Trust
Series 2007-CB1, Class AF1A,
1-Month LIBOR + 0.07%, 1.63% (A), 01/25/2037	352,183	156,456
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-3A, Class A1AR,
3-Month LIBOR + 1.15%, 2.91% (A), 07/27/2026 (B)	1,400,000	1,403,751
Chase Issuance Trust
Series 2017-A1, Class A,
1-Month LIBOR + 0.30%, 1.86% (A), 01/18/2022	1,300,000	1,304,550
Citigroup Mortgage Loan Trust
Series 2007-FS1, Class 1A1,
4.58% (A), 10/25/2037 (B)	1,010,230	1,050,209

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificate
Series 2004-OPT1, Class M3,
1-Month LIBOR + 0.95%, 2.51% (A), 10/25/2034	$ 1,600,000	$ 1,599,287
Countrywide Asset-Backed Certificates
Series 2006-2, Class M1,
1-Month LIBOR + 0.40%, 1.96% (A), 06/25/2036	400,000	391,129
Series 2006-26, Class 1A,
1-Month LIBOR + 0.14%, 1.70% (A), 06/25/2037	1,457,298	1,319,831
Series 2006-26, Class 2A3,
1-Month LIBOR + 0.17%, 1.73% (A), 06/25/2037	1,626,414	1,619,612
CVP Cascade CLO-1, Ltd.
Series 2013-CLO1, Class A1R,
3-Month LIBOR + 1.15%, 2.87% (A), 01/16/2026 (B)	1,300,000	1,300,827
CWABS Asset-Backed Certificates Trust
Series 2005-17, Class MV1,
1-Month LIBOR + 0.46%, 2.02% (A), 05/25/2036	1,500,000	1,481,620
Series 2006-14, Class 1A,
1-Month LIBOR + 0.14%, 1.70% (A), 02/25/2037	976,153	931,927
Denali Capital CLO X LLC
Series 2013-1, Class A1LR,
3-Month LIBOR + 1.05%, 2.80% (A), 10/26/2027 (B)	1,200,000	1,203,816
Dryden 34 Senior Loan Fund
Series 2014-34A, Class A1R,
3-Month LIBOR + 1.16%, 2.88% (A), 10/15/2026 (B)	1,400,000	1,405,027
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 2.62% (A), 10/15/2027 (B)	1,600,000	1,601,515
GM Financial Automobile Leasing Trust
Series 2017-1, Class A2A,
1.67%, 09/20/2019	1,218,729	1,216,574
Home Equity Asset Trust
Series 2002-1, Class A4,
1-Month LIBOR + 0.60%, 2.16% (A), 11/25/2032	1,026	933
Hyundai Auto Lease Securitization Trust
Series 2017-B, Class A2A,
1.69%, 12/16/2019 (B)	1,544,874	1,540,907
Series 2017-B, Class A2B,
1-Month LIBOR + 0.28%, 1.84% (A), 12/16/2019 (B)	1,834,538	1,836,284
JMP Credit Advisors CLO III, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.24%, 2.97% (A), 10/17/2025 (B)	1,400,000	1,404,266
JPMorgan Mortgage Acquisition Trust
Series 2007-CH3, Class A5,
1-Month LIBOR + 0.26%, 1.82% (A), 03/25/2037	3,500,000	3,398,763

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Kitty Hawk CLO LLC
Series 2015-1A, Class A1R,
3-Month LIBOR + 1.21%, 2.93% (A), 04/15/2027 (B)	$ 1,000,000	$ 1,000,864
KVK CLO, Ltd.
Series 2013-1A, Class AR,
3-Month LIBOR + 0.90%, 2.62% (A), 01/15/2028 (B)	1,500,000	1,499,991
Series 2013-2A, Class AR,
3-Month LIBOR + 1.15%, 2.87% (A), 01/15/2026 (B)	1,700,000	1,702,247
Madison Park Funding XIII, Ltd.
Series 2014-13A, Class AR,
3-Month LIBOR + 1.11%, 2.85% (A), 01/19/2025 (B)	1,700,000	1,701,163
Malin CLO BV
Series 2007-1A, Class VFNE,
3-Month EURIBOR + 0.27%, 0.00% (A), 05/07/2023 (B)	EUR 407,005	504,856
Merrill Lynch Mortgage Investors Trust
Series 2006-FM1, Class A2C,
1-Month LIBOR + 0.16%, 1.72% (A), 04/25/2037	$ 1,944,973	1,221,933
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A1,
6.00% (A), 07/25/2047	160,691	129,171
Series 2007-8XS, Class A1,
5.75% (A), 04/25/2037	213,661	154,851
Mountain Hawk III CLO, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.20%, 2.93% (A), 04/18/2025 (B)	1,100,000	1,100,882
Mountain View CLO, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.24%, 2.96% (A), 10/15/2026 (B)	1,400,000	1,403,937
Navient Private Education Loan Trust
Series 2015-CA, Class A,
1-Month LIBOR + 1.50%, 3.06% (A), 01/16/2035 (B)	895,644	901,293
Nelnet Student Loan Trust
Series 2010-1A, Class A,
3-Month LIBOR + 0.80%, 2.26% (A), 11/25/2048 (B)	644,530	651,780
Series 2010-3A, Class A,
3-Month LIBOR + 0.78%, 2.53% (A), 07/27/2048 (B)	951,018	960,841
New Century Home Equity Loan Trust
Series 2006-1, Class A2B,
1-Month LIBOR + 0.18%, 1.74% (A), 05/25/2036	81,923	76,243
Oak Hill Credit Partners X, Ltd.
Series 2014-10A, Class AR,
3-Month LIBOR + 1.13%, 2.87% (A), 07/20/2026 (B)	1,400,000	1,402,220

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Oaktree CLO, Ltd.
Series 2014-2A, Class A1AR,
3-Month LIBOR + 1.22%, 2.96% (A), 10/20/2026 (B)	$ 1,200,000	$ 1,203,730
Octagon Investment Partners XIX, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.10%, 2.82% (A), 04/15/2026 (B)	1,400,000	1,400,832
Option One Mortgage Loan Trust
Series 2007-4, Class 2A4,
1-Month LIBOR + 0.31%, 1.87% (A), 04/25/2037	4,656,210	2,938,174
OZLM Funding V, Ltd.
Series 2013-5A, Class A1R,
3-Month LIBOR + 1.13%, 2.86% (A), 01/17/2026 (B)	1,400,000	1,401,548
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-WCW2, Class M2,
1-Month LIBOR + 0.53%, 2.36% (A), 07/25/2035	500,000	501,509
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class M1,
1-Month LIBOR + 0.39%, 1.95% (A), 02/25/2036	500,000	491,018
Regatta V Funding, Ltd.
Series 2014-1A, Class A1BR,
3-Month LIBOR + 1.16%, 2.91% (A), 10/25/2026 (B)	1,400,000	1,403,479
Santander Drive Auto Receivables Trust
Series 2017-1, Class A2,
1.49%, 02/18/2020	643,511	642,840
Securitized Asset-Backed Receivables LLC Trust
Series 2007-HE1, Class A2A,
1-Month LIBOR + 0.06%, 1.62% (A), 12/25/2036	65,163	23,855
SLM Student Loan Trust
Series 2005-4, Class A3,
3-Month LIBOR + 0.12%, 1.87% (A), 01/25/2027	1,365,845	1,361,909
Series 2007-3, Class A3,
3-Month LIBOR + 0.04%, 1.79% (A), 04/25/2019	690,277	688,020
SoFi Consumer Loan Program LLC
Series 2016-3, Class A,
3.05%, 12/26/2025 (B) (C)	917,468	920,153
SoFi Professional Loan Program LLC
Series 2017-B, Class A1FX,
1.83%, 05/25/2040 (B)	1,090,926	1,086,677
Specialty Underwriting & Residential Finance Trust
Series 2004-BC2, Class M1,
1-Month LIBOR + 0.83%, 2.39% (A), 05/25/2035	2,785,109	2,777,134
SpringCastle America Funding LLC
Series 2016-AA, Class A,
3.05%, 04/25/2029 (B) (C)	919,551	922,417

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC1, Class A6,
1-Month LIBOR + 0.27%, 1.83% (A), 03/25/2036	$ 1,000,000	$ 829,035
Sudbury Mill CLO, Ltd.
Series 2013-1A, Class A1R,
3-Month LIBOR + 1.15%, 2.88% (A), 01/17/2026 (B)	1,100,000	1,101,519
Series 2013-1A, Class A2R,
3-Month LIBOR + 1.17%, 2.90% (A), 01/17/2026 (B)	1,100,000	1,101,612
U.S. Small Business Administration
Series 2003-20I, Class 1,
5.13%, 09/01/2023	6,547	6,848
Series 2004-20C, Class 1,
4.34%, 03/01/2024	56,098	57,572
VOLT LXII LLC
Series 2017-NPL9, Class A1,
3.13% (A), 09/25/2047 (B)	1,426,007	1,422,549
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2005-4, Class M2,
1-Month LIBOR + 0.48%, 2.04% (A), 12/25/2035	6,500,000	6,492,541
Westlake Automobile Receivables Trust
Series 2017-1A, Class A2,
1.78%, 04/15/2020 (B)	876,207	875,376
World Omni Automobile Lease Securitization Trust
Series 2017-A, Class A2,
1.68%, 12/16/2019	1,337,099	1,334,331

Total Asset-Backed Securities (Cost $78,125,234)		84,803,764

CERTIFICATE OF DEPOSIT - 0.6%
Banks - 0.6%
Barclays Bank PLC
1.94% (D), 09/04/2018	3,900,000	3,900,000

Total Certificate of Deposit (Cost $3,900,000)		3,900,000

CORPORATE DEBT SECURITIES - 34.1%
Aerospace & Defense - 0.3%
Textron, Inc.
3-Month LIBOR + 0.55%, 1.96% (A), 11/10/2020	1,500,000	1,499,193

Airlines - 0.2%
Latam Airlines Pass-Through Trust
4.20%, 08/15/2029	1,347,244	1,355,328

Banks - 17.2%
Banco Bilbao Vizcaya Argentaria SA
Fixed until 02/19/2019, 7.00% (A), 02/19/2019 (E) (F)	EUR 1,400,000	1,827,560
Banco Santander SA
Fixed until 09/11/2021, 6.25% (A), 09/11/2021 (E) (F)	900,000	1,242,965

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of America Corp.
Fixed until 12/20/2022, 3.00% (A), 12/20/2023 (B)	$ 4,319,000	$ 4,274,954
5.65%, 05/01/2018, MTN	1,900,000	1,917,735
6.88%, 04/25/2018, MTN	3,300,000	3,337,059
Barclays Bank PLC
7.63%, 11/21/2022	3,900,000	4,416,789
10.18%, 06/12/2021 (B)	1,840,000	2,220,323
Barclays PLC
Fixed until 10/06/2022, 2.38% (A), 10/06/2023, MTN (F)	GBP 600,000	858,037
3.68%, 01/10/2023	$ 1,100,000	1,108,498
Fixed until 09/15/2019, 6.50% (A), 09/15/2019 (E)	EUR 800,000	1,061,630
Fixed until 12/15/2018, 8.25% (A), 12/15/2018 (E)	$ 1,500,000	1,561,935
CIT Group, Inc.
3.88%, 02/19/2019	2,100,000	2,118,480
Citigroup, Inc.
2.05%, 06/07/2019	300,000	298,220
3-Month LIBOR + 0.93%, 2.45% (A), 06/07/2019	900,000	907,639
2.75%, 04/25/2022	1,700,000	1,676,994
3-Month LIBOR + 1.43%, 2.91% (A), 09/01/2023	500,000	517,537
3-Month LIBOR + 1.38%, 3.07% (A), 03/30/2021 (G)	300,000	308,595
Cooperatieve Rabobank UA
6.88%, 03/19/2020, MTN (F)	EUR 3,300,000	4,677,052
Dexia Credit Local SA
2.38%, 09/20/2022 (B)	$ 1,500,000	1,464,846
Discover Bank
2.60%, 11/13/2018	1,400,000	1,403,809
ING Bank NV
2.63%, 12/05/2022 (B)	800,000	787,812
JPMorgan Chase & Co.
2.40%, 06/07/2021	1,500,000	1,481,671
3-Month LIBOR + 0.90%, 2.65% (A), 04/25/2023	1,700,000	1,728,081
Lloyds Bank PLC
Fixed until 12/16/2024, 12.00% (A), 12/16/2024 (B) (E)	3,600,000	4,804,873
Lloyds Banking Group PLC
2.25%, 10/16/2024, MTN (F)	GBP 400,000	566,113
Fixed until 06/27/2019, 7.00% (A), 06/27/2019 (E) (F)	1,200,000	1,798,811
Fixed until 06/27/2023, 7.63% (A), 06/27/2023 (E) (F)	700,000	1,160,372
Mitsubishi UFJ Financial Group, Inc.
3-Month LIBOR + 1.88%, 3.36% (A), 03/01/2021	$ 1,600,000	1,665,136
National Australia Bank, Ltd.
2.25%, 03/16/2021 (B)	1,400,000	1,378,851
Nordea Hypotek AB
2.25%, 06/19/2019	SEK 80,600,000	10,593,879
Nykredit Realkredit A/S
1.00%, 04/01/2018, MTN	DKK 18,000,000	3,007,497
1.00%, 04/01/2018 (F)	8,000,000	1,336,665
1.00%, 07/01/2018	10,000,000	1,677,004
1.00%, 07/01/2018, MTN (F)	21,600,000	3,623,229
2.00%, 04/01/2018 (F)	19,800,000	3,314,499
Realkredit Danmark A/S
1.00%, 04/01/2018, MTN	95,100,000	15,890,491
2.00%, 04/01/2018	17,100,000	2,862,522
Royal Bank of Canada
2.30%, 03/22/2021	$ 1,400,000	1,384,596

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Societe Generale SA
Fixed until 11/29/2018, 8.25% (A), 11/29/2018, MTN (E) (F)	$ 1,300,000	$ 1,353,196
Sumitomo Mitsui Trust Bank, Ltd.
3-Month LIBOR + 0.51%, 2.02% (A), 03/06/2019 (B)	1,400,000	1,402,198
Swedbank Hypotek AB
3.75%, 06/19/2019, MTN	SEK 30,000,000	4,022,465
Toronto-Dominion Bank
2.25%, 03/15/2021 (B)	$ 2,000,000	1,970,299
Wells Fargo & Co.
Fixed until 03/15/2018, 7.98% (A), 03/15/2018 (E)	3,400,000	3,437,944

		108,448,861

Biotechnology - 0.2%
AbbVie, Inc.
1.80%, 05/14/2018	1,100,000	1,099,815

Capital Markets - 4.8%
Blackstone CQP Holdco, LP
6.00%, 08/18/2021 (B) (C)	1,600,000	1,618,400
Credit Suisse Group Funding Guernsey, Ltd.
3.13%, 12/10/2020	1,400,000	1,407,425
3.75%, 03/26/2025	1,600,000	1,598,137
3.80%, 09/15/2022 - 06/09/2023	2,700,000	2,754,856
Deutsche Bank AG
2.70%, 07/13/2020	1,500,000	1,487,102
3-Month LIBOR + 1.45%, 3.18% (A), 01/18/2019	1,400,000	1,413,095
4.25%, 10/14/2021	2,700,000	2,781,990
Goldman Sachs Group, Inc.
3-Month LIBOR + 1.10%, 2.52% (A), 11/15/2018, MTN	1,300,000	1,308,323
3-Month LIBOR + 1.20%, 2.79% (A), 09/15/2020	1,600,000	1,630,947
3.20%, 02/23/2023	1,600,000	1,593,606
Morgan Stanley
3-Month LIBOR + 0.55%, 2.33% (A), 02/10/2021, MTN	1,800,000	1,805,456
6.63%, 04/01/2018, MTN	2,000,000	2,015,440
UBS AG
3-Month LIBOR + 0.58%, 2.10% (A), 06/08/2020 (B)	2,600,000	2,612,480
Fixed until 05/22/2018, 4.75% (A), 05/22/2023, MTN (F)	1,900,000	1,908,983
7.63%, 08/17/2022	600,000	699,300
UBS Group Funding Switzerland AG
3.00%, 04/15/2021 (B)	3,800,000	3,794,117

		30,429,657

Construction & Engineering - 0.2%
Odebrecht Offshore Drilling Finance, Ltd.
6.72%, 12/01/2022 (B)	1,656,820	565,804
PIK Rate 1.00%, Cash Rate 6.72%, 12/01/2026 (B) (H)	586,092	577,301
Odebrecht Oil & Gas Finance, Ltd.
Zero Coupon, 03/05/2018 (B) (E)	266,175	6,654

		1,149,759

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 0.8%
Ford Motor Credit Co. LLC
3-Month LIBOR + 0.83%, 2.38% (A), 03/12/2019	$ 600,000	$ 602,677
General Motors Financial Co., Inc.
3-Month LIBOR + 0.54%, 1.93% (A), 11/06/2020	1,300,000	1,299,134
3-Month LIBOR + 0.93%, 2.65% (A), 04/13/2020	1,700,000	1,716,678
Springleaf Finance Corp.
8.25%, 12/15/2020	1,200,000	1,323,000
Volkswagen Group of America Finance LLC
1.65%, 05/22/2018 (B)	300,000	299,669

		5,241,158

Diversified Financial Services - 2.8%
Bear Stearns Cos. LLC
7.25%, 02/01/2018	2,100,000	2,100,000
LeasePlan Corp. NV
2.88%, 01/22/2019 (B)	1,500,000	1,502,484
Nordea Kredit Realkreditaktieselskab
1.00%, 04/01/2018 - 10/01/2018	DKK 22,400,000	3,763,527
Preferred Term Securities XVII, Ltd. / Preferred Term Securities XVII, Inc.
3-Month LIBOR + 0.40%, 2.00% (A), 06/23/2035 (B)	$ 1,330,052	1,194,693
SMBC Aviation Capital Finance DAC
3.00%, 07/15/2022 (B)	1,600,000	1,569,352
Tayarra, Ltd.
3.63%, 02/15/2022	3,500,676	3,568,327
Washington Prime Group, LP
5.95%, 08/15/2024	3,800,000	3,856,492

		17,554,875

Diversified Telecommunication Services - 1.6%
AT&T, Inc.
3-Month LIBOR + 0.95%, 2.67% (A), 07/15/2021	1,500,000	1,525,474
SFR Group SA
7.38%, 05/01/2026 (B)	900,000	886,500
Sprint Capital Corp.
6.90%, 05/01/2019	200,000	208,500
United Group BV
4.38%, 07/01/2022 (B)	EUR 1,300,000	1,659,617
Verizon Communications, Inc.
3-Month LIBOR + 0.55%, 2.00% (A), 05/22/2020	$ 1,500,000	1,508,481
3.38%, 02/15/2025	4,590,000	4,550,751

		10,339,323

Electric Utilities - 1.0%
FirstEnergy Corp.
2.85%, 07/15/2022	1,500,000	1,473,296
NextEra Energy Capital Holdings, Inc.
Fixed until 12/01/2027, 4.80% (A), 12/01/2077	1,100,000	1,101,375
PG&E Corp.
2.40%, 03/01/2019 (G)	1,200,000	1,197,341

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Progress Energy, Inc.
4.88%, 12/01/2019	$ 600,000	$ 624,058
Southern Co.
3-Month LIBOR + 0.70%, 2.39% (A), 09/30/2020 (B)	2,000,000	2,011,264

		6,407,334

Equity Real Estate Investment Trusts - 1.1%
AvalonBay Communities, Inc.
3.50%, 11/15/2024, MTN	1,595,000	1,616,192
Digital Realty Trust, LP
2.75%, 02/01/2023	1,400,000	1,370,711
National Retail Properties, Inc.
3.50%, 10/15/2027	1,600,000	1,542,760
Simon Property Group, LP
2.50%, 09/01/2020	2,500,000	2,499,903

		7,029,566

Food Products - 0.2%
Danone SA
3.00%, 06/15/2022 (B) (G)	1,100,000	1,095,417

Health Care Equipment & Supplies - 0.5%
Becton Dickinson and Co.
2.13%, 06/06/2019	1,600,000	1,589,983
Boston Scientific Corp.
3.38%, 05/15/2022	1,600,000	1,606,785

		3,196,768

Insurance - 0.2%
New York Life Global Funding
2.90%, 01/17/2024 (B)	1,000,000	989,540

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.
4.25%, 08/22/2057 (B)	700,000	738,812

Internet Software & Services - 0.5%
eBay, Inc.
2.15%, 06/05/2020	3,000,000	2,966,620

IT Services - 0.2%
DXC Technology Co.
3-Month LIBOR + 0.95%, 2.43% (A), 03/01/2021	1,300,000	1,304,357

Oil, Gas & Consumable Fuels - 0.6%
Enbridge, Inc.
3-Month LIBOR + 0.70%, 2.29% (A), 06/15/2020	1,500,000	1,512,554
Petrobras Global Finance BV
6.13%, 01/17/2022	1,200,000	1,279,200
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	1,000,000	1,096,189

		3,887,943

Pharmaceuticals - 0.2%
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/2019	1,500,000	1,480,538

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Management & Development - 0.2%
Tesco Property Finance 6 PLC
5.41%, 07/13/2044 (F)	GBP 779,159	$ 1,250,318

Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC / EMC Corp.
4.42%, 06/15/2021 (B)	$ 800,000	829,599
5.45%, 06/15/2023 (B)	1,200,000	1,285,674

		2,115,273

Tobacco - 0.2%
BAT Capital Corp.
2.76%, 08/15/2022 (B)	1,000,000	982,244
BAT International Finance PLC
2.75%, 06/15/2020 (B)	500,000	499,304

		1,481,548

Trading Companies & Distributors - 0.7%
International Lease Finance Corp.
7.13%, 09/01/2018 (B)	4,200,000	4,315,027

Total Corporate Debt Securities (Cost $207,925,819)		215,377,030

FOREIGN GOVERNMENT OBLIGATIONS - 5.6%
Brazil - 4.7%
Brazil Letras do Tesouro Nacional
Zero Coupon, 04/01/2018 - 10/01/2018	BRL 96,100,000	29,587,305

Cyprus - 0.1%
Cyprus Government International Bond
4.25%, 11/04/2025, MTN (F)	EUR 600,000	869,454

Germany - 0.1%
Bundesobligation
Zero Coupon, 04/17/2020 (F)	300,000	376,378

Japan - 0.5%
Japan Bank for International Cooperation
2.88%, 07/21/2027	$ 1,700,000	1,676,926
Japan Finance Organization for Municipalities
2.63%, 04/20/2022 (B)	1,400,000	1,380,127

		3,057,053

Kuwait - 0.2%
Kuwait International Government Bond
2.75%, 03/20/2022 (B)	1,400,000	1,380,736

Total Foreign Government Obligations (Cost $35,595,899)		35,270,926

MORTGAGE-BACKED SECURITIES - 8.0%
Alternative Loan Trust
Series 2005-81, Class A1,
1-Month LIBOR + 0.28%, 1.84% (A), 02/25/2037	312,672	284,432
Series 2005-82, Class A1,
1-Month LIBOR + 0.27%, 1.83% (A), 02/25/2036	1,228,481	1,073,674

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust (continued)
Series 2005-J12, Class 2A1,
1-Month LIBOR + 0.27%, 1.83% (A), 08/25/2035	$ 1,099,736	$ 775,306
Series 2006-30T1, Class 1A3,
6.25%, 11/25/2036	155,254	137,736
Series 2006-J8, Class A2,
6.00%, 02/25/2037	173,524	121,308
Series 2006-OA12, Class A1B,
1-Month LIBOR + 0.19%, 1.75% (A), 09/20/2046	920,104	760,173
Series 2006-OA17, Class 1A1A,
1-Month LIBOR + 0.20%, 1.76% (A), 12/20/2046	1,213,263	1,027,412
Series 2006-OC7, Class 2A2A,
1-Month LIBOR + 0.17%, 1.73% (A), 07/25/2046	1,156,364	1,106,870
Series 2006-OC8, Class 2A2B,
1-Month LIBOR + 0.17%, 1.73% (A), 11/25/2036	777,230	735,794
Series 2007-2CB, Class 1A13,
1-Month LIBOR + 1.00%, 5.75% (A), 03/25/2037	237,955	205,976
Series 2007-HY4, Class 1A1,
3.44% (A), 06/25/2037	425,554	364,884
Series 2007-J1, Class 2A8,
6.00%, 03/25/2037	1,603,490	1,062,966
Series 2007-OA6, Class A1B,
1-Month LIBOR + 0.20%, 1.76% (A), 06/25/2037	1,493,966	1,418,529
American Home Mortgage Assets Trust
Series 2006-4, Class 1A12,
1-Month LIBOR + 0.21%, 1.77% (A), 10/25/2046	1,091,852	798,405
Banc of America Funding Trust
Series 2005-D, Class A1,
3.51% (A), 05/25/2035	198,008	206,641
Series 2006-J, Class 4A1,
3.91% (A), 01/20/2047	33,485	32,059
BBCMS Trust
Series 2015-STP, Class A,
3.32%, 09/10/2028 (B)	2,898,570	2,924,078
BCAP LLC Trust
Series 2011-RR8, Class 2A1,
3.53% (A), 08/26/2037 (B)	657,514	658,883
Bear Stearns Alt-A Trust
Series 2006-6, Class 31A1,
3.51% (A), 11/25/2036	1,102,745	1,024,108
Series 2006-6, Class 32A1,
3.48% (A), 11/25/2036	221,740	188,806
Bear Stearns ARM Trust
Series 2003-5, Class 2A1,
3.41% (A), 08/25/2033	183,847	183,676
Series 2003-8, Class 2A1,
3.80% (A), 01/25/2034	5,231	5,333
Series 2003-8, Class 4A1,
3.76% (A), 01/25/2034	59,922	60,386
Series 2005-2, Class A2,
12-Month LIBOR + 1.95%, 4.06% (A), 03/25/2035	112,609	113,664
Series 2005-5, Class A2,
1-Year CMT + 2.15%, 3.58% (A), 08/25/2035	60,194	59,965
Series 2006-4, Class 1A1,
3.71% (A), 10/25/2036	71,522	68,859

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1,
3.46% (A), 01/26/2036	$ 140,989	$ 122,100
Berica 8 Residential MBS Srl
Series 2008, Class A,
6-Month EURIBOR + 0.20%, 0.00% (A), 03/31/2048 (F)	EUR 1,953,772	2,423,791
Berica ABS Srl
Series 2011-1, Class A1,
3-Month EURIBOR + 0.30%, 0.00% (A), 12/31/2055 (F)	755,998	938,247
CGMS Commercial Mortgage Trust
Series 2017-MDRA, Class A,
3.66%, 07/10/2030 (B)	$ 1,900,000	1,898,732
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2004-3A, Class A1,
1-Month LIBOR + 0.25%, 1.81% (A), 08/25/2035 (B)	77,313	75,743
CHL Mortgage Pass-Through Trust
Series 2002-30, Class M,
3.66% (A), 10/19/2032	6,331	6,052
Series 2004-12, Class 12A1,
3.49% (A), 08/25/2034	87,001	84,852
Citigroup Commercial Mortgage Trust
Series 2015-SHP2, Class A,
1-Month LIBOR + 1.28%, 2.84% (A), 07/15/2027 (B)	1,800,000	1,801,108
Citigroup Mortgage Loan Trust
Series 2005-6, Class A2,
1-Year CMT + 2.15%, 3.18% (A), 09/25/2035	67,692	68,374
CitiMortgage Alternative Loan Trust
Series 2006-A7, Class 1A9,
1-Month LIBOR + 0.65%, 2.21% (A), 12/25/2036	1,476,685	1,195,222
COMM Mortgage Trust
Series 2015-CR26, Class ASB,
3.37%, 10/10/2048	1,400,000	1,418,725
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A, Class A,
1.88% (A), 03/25/2032 (B)	235	221
Series 2003-AR15, Class 2A1,
3.21% (A), 06/25/2033	275,621	275,562
Series 2003-AR28, Class 2A1,
3.34% (A), 12/25/2033	1,993,538	1,974,959
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-6, Class 2A3,
5.50%, 12/25/2035	300,286	270,481
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA4, Class 1A8,
6.25%, 08/25/2037	155,769	126,582
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1,
3.28% (A), 08/25/2035	18,833	16,057

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Fort Cre LLC
Series 2016-1A, Class A1,
1-Month LIBOR + 1.50%, 3.06% (A), 05/21/2036 (B)	$ 481,071	$ 481,259
GS Mortgage Securities Corp. Trust
Series 2016-RENT, Class A,
3.20%, 02/10/2029 (B)	1,400,000	1,409,440
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1,
3.62% (A), 09/25/2035	31,874	32,497
HarborView Mortgage Loan Trust
Series 2005-14, Class 4A1A,
3.42% (A), 12/19/2035	215,889	181,799
Series 2006-12, Class 2A2A,
1-Month LIBOR + 0.19%, 1.75% (A), 01/19/2038	528,480	496,546
Series 2006-6, Class 5A1A,
3.71% (A), 08/19/2036	120,378	110,918
Hilton USA Trust
Series 2016-SFP, Class A,
2.83%, 11/05/2035 (B)	1,700,000	1,658,303
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2005-AR11, Class A3,
3.42% (A), 08/25/2035	1,115,899	1,009,954
JPMCC Re-REMIC Trust
Series 2016-FLRR, Class AFL,
1-Month LIBOR + 1.45%, 3.01% (A), 01/15/2033 (B)	540,291	540,663
Lehman XS Trust
Series 2007-4N, Class 3A2A,
12-MTA + 0.75%, 1.88% (A), 03/25/2047	1,341,527	1,296,724
Ludgate Funding PLC
Series 2007-1, Class A2A,
3-Month GBP LIBOR + 0.16%, 0.68% (A), 01/01/2061 (F)	GBP 1,668,417	2,281,325
Luminent Mortgage Trust
Series 2006-6, Class A1,
1-Month LIBOR + 0.20%, 1.76% (A), 10/25/2046	$ 281,201	271,410
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.40%, 1.96% (A), 03/25/2036	94,241	17,796
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 3A,
1-Month LIBOR + 1.00%, 2.57% (A), 10/25/2035	10,854	10,346
Series 2005-3, Class 4A,
1-Month LIBOR + 0.25%, 1.81% (A), 11/25/2035	3,941	3,805
Morgan Stanley Capital I Trust
Series 2014-CPT, Class AM,
3.40% (A), 07/13/2029 (B)	1,400,000	1,413,890
RALI Trust
Series 2008-QR1, Class 1A1,
1-Month LIBOR + 1.40%, 2.96% (A), 08/25/2036	574,362	543,231

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RBSSP Resecuritization Trust
Series 2009-6, Class 2A1,
1-Month LIBOR + 0.15%, 3.51% (A), 01/26/2036 (B)	$ 908,810	$ 919,028
Reperforming Loan REMIC Trust
Series 2004-R1, Class 2A,
6.50%, 11/25/2034 (B)	142,843	141,619
Series 2005-R2, Class 1AF1,
1-Month LIBOR + 0.34%, 1.90% (A), 06/25/2035 (B)	405,078	373,976
RFMSI Trust
Series 2003-S9, Class A1,
6.50%, 03/25/2032	664	681
RMAC Securities No. 1 PLC
Series 2007-NS1X, Class A2B,
3-Month LIBOR + 0.15%, 1.70% (A), 06/12/2044 (F)	2,123,248	2,074,817
Sequoia Mortgage Trust
Series 2004-11, Class A2,
6-Month LIBOR + 0.64%, 2.27% (A), 12/20/2034	881,391	851,358
Series 2007-1, Class 1A1,
3.18% (A), 01/20/2047	256,158	209,026
Series 2007-3, Class 2AA1,
3.53% (A), 07/20/2037	1,392,912	1,340,616
Series 2010, Class 2A1,
1-Month LIBOR + 0.76%, 2.32% (A), 10/20/2027	8,431	8,048
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1,
3.50% (A), 09/25/2034	237,234	236,567
Series 2004-19, Class 2A1,
12-MTA + 1.40%, 2.60% (A), 01/25/2035	98,058	91,477
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1,
1-Month LIBOR + 0.25%, 1.81% (A), 07/19/2035	18,073	17,217
Series 2005-AR5, Class A2,
1-Month LIBOR + 0.25%, 1.81% (A), 07/19/2035	18,544	18,127
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.25%, 1.81% (A), 07/19/2035	41,394	40,244
Series 2005-AR8, Class A1A,
1-Month LIBOR + 0.28%, 1.84% (A), 02/25/2036	282,013	267,539
Series 2006-AR3, Class 12A1,
1-Month LIBOR + 0.22%, 1.78% (A), 05/25/2036	354,185	321,906
Series 2006-AR6, Class 2A1,
1-Month LIBOR + 0.19%, 1.75% (A), 07/25/2046	1,269,448	1,087,250
Structured Asset Mortgage Investments Trust
Series 2002-AR3, Class A1,
1-Month LIBOR + 0.66%, 2.22% (A), 09/19/2032	5,317	5,189
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-22A, Class 2A1,
3.36% (A), 06/25/2033	261,116	257,364

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust
Series 2002-AR9, Class 1A,
12-MTA + 1.40%, 2.53% (A), 08/25/2042	$ 3,926	$ 3,794
Series 2003-AR9, Class 2A,
3.35% (A), 09/25/2033	385,370	389,433
Series 2006-AR19, Class 1A,
12-MTA + 0.74%, 1.87% (A), 01/25/2047	487,033	447,856
Series 2006-AR19, Class 1A1A,
12-MTA + 0.73%, 1.86% (A), 01/25/2047	439,019	437,360
Series 2006-AR9, Class 2A,
1-COFI + 1.50%, 2.25% (A), 08/25/2046	284,531	276,480
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-CC, Class A1,
3.75% (A), 01/25/2035	48,051	48,944
Series 2005-AR2, Class 1A1,
3.54% (A), 03/25/2035	904,766	913,866
Series 2006-AR8, Class 2A4,
3.57% (A), 04/25/2036	93,263	94,308

Total Mortgage-Backed Securities (Cost $48,964,470)		50,730,727

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.0%
Illinois - 0.6%
City of Chicago, General Obligation Unlimited,
Series B,
7.75%, 01/01/2042	1,000,000	1,103,780
State of Illinois, General Obligation Unlimited
6.63%, 02/01/2035	1,500,000	1,630,995
7.35%, 07/01/2035	1,015,000	1,149,386

		3,884,161

New York - 0.0% (I)
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds,
4.73%, 11/01/2023	100,000	108,935

South Carolina - 0.2%
South Carolina Student Loan Corp., Revenue Bonds,
Series A-3,
3-Month LIBOR + 0.14%, 1.62% (A), 12/01/2023	1,026,738	1,027,909

West Virginia - 0.2%
Tobacco Settlement Finance Authority, Revenue Bonds,
Series A,
7.47%, 06/01/2047	970,000	943,810

Total Municipal Government Obligations (Cost $5,684,483)		5,964,815

U.S. GOVERNMENT AGENCY OBLIGATIONS - 45.1%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.35%, 3.10% (A), 09/01/2035	16,218	16,768
1-Year CMT + 2.23%, 3.15% (A), 03/01/2034	48,892	51,756

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
1-Year CMT + 2.22%, 3.47% (A), 11/01/2033	$ 37,748	$ 39,676
3.50%, TBA (J)	7,000,000	7,056,328
1-Year CMT + 2.26%, 3.54% (A), 01/01/2036	1,168,068	1,226,578
12-Month LIBOR + 1.87%, 3.62% (A), 09/01/2035	188,533	198,940
4.00%, TBA (J)	4,000,000	4,126,322
4.50%, 08/01/2025 - 05/01/2037	33,631	35,524
4.50%, TBA (J)	3,000,000	3,156,002
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.40%, 1.96% (A), 06/15/2041	1,347,248	1,351,240
6.50%, 04/15/2029	1,339	1,485
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 2.26% (A), 10/25/2044	183,314	185,884
12-MTA + 1.40%, 2.46% (A), 07/25/2044	183,364	183,142
6.50%, 07/25/2043	9,982	11,333
Federal National Mortgage Association
1-Month LIBOR + 0.35%, 1.90% (A), 09/25/2042	168,881	167,944
12-MTA + 1.20%, 2.26% (A), 03/01/2044 - 10/01/2044	591,427	601,380
3.00%, TBA (J)	62,000,000	60,671,602
12-Month LIBOR + 1.37%, 3.15% (A), 07/01/2035	94,458	98,005
1-Year CMT + 2.04%, 3.17% (A), 09/01/2035	182,838	191,755
1-Year CMT + 2.22%, 3.19% (A), 01/01/2028	13,564	14,244
1-Year CMT + 2.19%, 3.31% (A), 01/01/2026	1,775	1,777
12-Month LIBOR + 1.69%, 3.33% (A), 03/01/2034	98,842	104,144
3.50%, 02/01/2027	149,077	152,671
3.50%, TBA (J)	79,800,000	80,596,360
1-Year CMT + 2.27%, 3.52% (A), 11/01/2033	40,106	42,400
4.00%, TBA (J)	72,000,000	74,312,482
4.50%, 11/01/2018 - 12/01/2024	184,426	191,604
4.50%, TBA (J)	19,000,000	19,995,649
5.00%, 08/01/2020 - 10/01/2029	239,737	254,643
5.00%, TBA (J)	9,000,000	9,551,296
6.00%, 07/01/2035 - 06/01/2040	1,206,499	1,352,910
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.10%, 1.66% (A), 01/25/2021	104	104
1-Month LIBOR + 0.45%, 1.81% (A), 09/25/2046	1,003,967	1,005,525
6.30%, 10/17/2038	91,690	92,394
Federal National Mortgage Association REMIC, Interest Only STRIPS
(1.00) *1-Month LIBOR + 7.10%, 5.54% (A), 07/25/2034	434,388	63,442
Government National Mortgage Association
1-Month LIBOR + 0.60%, 1.98% (A), 08/20/2065 - 10/20/2065	3,634,522	3,637,269
1-Month LIBOR + 0.95%, 2.33% (A), 12/20/2066	1,278,923	1,298,780

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
1-Month LIBOR + 1.00%, 2.38% (A), 12/20/2065	$ 5,225,478	$ 5,316,947
1-Year CMT + 1.50%, 2.63% (A), 05/20/2024	15,840	16,221
3.00%, TBA (J)	1,000,000	991,552
3.50%, TBA (J)	1,000,000	1,018,125
4.00%, TBA (J)	5,000,000	5,174,880
Government National Mortgage Association, Interest Only STRIPS
(1.00) *1-Month LIBOR + 6.56%, 5.00% (A), 04/16/2033 - 10/16/2033	442,553	65,123
(1.00) *1-Month LIBOR + 6.60%, 5.04% (A), 08/16/2033 - 09/20/2034	1,245,907	206,576

Total U.S. Government Agency Obligations (Cost $286,424,833)		284,828,782

U.S. GOVERNMENT OBLIGATIONS - 28.6%
U.S. Treasury - 28.6%
U.S. Treasury Bond
2.75%, 08/15/2042 - 11/15/2042 (K)	10,000,000	9,710,312
2.88%, 05/15/2043	3,600,000	3,571,594
2.88%, 08/15/2045 (K)	7,200,000	7,116,188
3.00%, 05/15/2042 (K)	5,200,000	5,284,703
3.13%, 02/15/2043	1,000,000	1,037,031
3.13%, 08/15/2044 (K)	9,700,000	10,050,867
4.25%, 05/15/2039 (L)	900,000	1,098,738
4.38%, 11/15/2039 (K)	4,900,000	6,092,652
4.38%, 05/15/2040	1,400,000	1,742,836
4.63%, 02/15/2040 (L)	700,000	899,773
U.S. Treasury Note
1.88%, 07/31/2022 (L) (M)	900,000	876,199
1.88%, 08/31/2022 (L) (N) (O)	4,000,000	3,891,875
2.00%, 12/31/2021 (K) (L) (M) (N)	86,900,000	85,484,481
2.00%, 10/31/2022	400,000	390,766
2.13%, 09/30/2024 (K) (L) (O)	14,800,000	14,323,047
2.25%, 08/15/2027 (J) (K)	18,600,000	17,862,539
2.38%, 05/15/2027 (K)	11,400,000	11,075,813

Total U.S. Government Obligations (Cost $184,261,344)		180,509,414

	Shares	Value

COMMON STOCK - 0.0% (I)
Household Durables - 0.0% (I)
Urbi Desarrollos Urbanos SAB de CV (P)	7,629	2,783

Total Common Stock (Cost $417,591)		2,783

	Principal	Value

COMMERCIAL PAPER - 1.3%
Auto Components - 0.5%
Toyota Industries Corp.
1.56% (D), 02/22/2018	$ 3,000,000	2,997,340

	Principal	Value
COMMERCIAL PAPER (continued)
Banks - 0.8%
Standard Chartered Bank
1.45% (D), 02/05/2018	$ 3,600,000	$ 3,599,432
1.64% (D), 02/05/2018	1,600,000	1,599,715

		5,199,147

Total Commercial Paper (Cost $8,196,487)		8,196,487

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 12.9%
Argentina - 0.7%
Argentina Treasury Bill
2.80% (D), 07/27/2018	400,000	393,911
3.09% (D), 11/16/2018	900,000	877,477
3.10% (D), 01/11/2019	800,000	777,303
3.35% (D), 04/27/2018	2,300,000	2,284,496

		4,333,187

Greece - 1.0%
Hellenic Republic Treasury Bill
0.01% (D), 08/03/2018	EUR 700,000	864,140
1.61% (D), 03/16/2018	1,600,000	1,984,195
1.67% (D), 07/06/2018	2,000,000	2,471,528
1.83% (D), 02/09/2018	800,000	993,061

		6,312,924

Japan - 11.1%
Japan Treasury Discount Bill
0.00% (D) (Q), 02/05/2018 - 04/09/2018	JPY 7,680,000,000	70,357,433

Nigeria - 0.1%
Nigeria Treasury Bill
19.37% (D), 06/07/2018 (C)	NGN 224,000,000	589,728

Total Short-Term Foreign Government Obligations (Cost $79,188,285)		81,593,272

	Shares	Value

SECURITIES LENDING COLLATERAL - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (D)	1,409,477	1,409,477

Total Securities Lending Collateral (Cost $1,409,477)		1,409,477

	Principal	Value
REPURCHASE AGREEMENTS - 6.2%
Citigroup Global Markets, Inc., 1.50% (D), dated 01/31/2018, to be repurchased at $36,201,508 on 02/01/2018. Collateralized by a U.S. Government Obligation, 1.63%, due 11/30/2020, and with a value of $36,937,297.	$ 36,200,000	36,200,000
Fixed Income Clearing Corp., 0.54% (D), dated 01/31/2018, to be repurchased at $3,139,813 on 02/01/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2021, and with a value of $3,205,062.	3,139,766	3,139,766

Total Repurchase Agreements (Cost $39,339,766)		39,339,766

Total Investments Excluding Purchased Options/Swaptions (Cost $979,433,688)		991,927,243
Total Purchased Options/Swaptions - 0.0% (I) (Cost $410,495)		160,523

Total Investments (Cost $979,844,183)		992,087,766
Net Other Assets (Liabilities) - (57.0)%		(360,376,636)

Net Assets - 100.0%		$ 631,711,130

The notes are an integral part of this report. Transamerica Funds	Page 9	January 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS - (12.8)%

Bank of Nova Scotia, 1.58% (D), dated 01/16/2018, to be repurchased at $(19,005,167) on 04/13/2018. Collateralized by a U.S. Government Obligation, 2.00%, due 12/31/2021, and with a value of $(18,825,258).

	$ (18,932,875)	$ (18,932,875)
Bank of Nova Scotia, 1.61% (D), dated 01/24/2018, to be repurchased at $(2,184,005) on 04/24/2018. Collateralized by a U.S. Government Obligation, 2.00%, due 12/31/2021, and with a value of $(2,168,354).	(2,175,250)	(2,175,250)
Credit Agricole Corporate and Investment Bank, 1.49% (D), dated 01/09/2018, to be repurchased at $(4,471,980) on 02/09/2018. Collateralized by a U.S. Government Obligation, 2.00%, due 12/31/2021, and cash with a total value of $(4,370,193).	(4,466,250)	(4,466,250)
JPMorgan Securities LLC, 1.43% (D), dated 11/10/2017, to be repurchased at $(23,418,115) on 02/12/2018. Collateralized by U.S. Government Obligations, 1.88% - 2.00%, due 12/31/2021 - 08/31/2022, and with a total value of $(23,360,306).	(23,331,000)	(23,331,000)
JPMorgan Securities LLC, 1.62% (D), dated 01/25/2018, to be repurchased at $(2,663,494) on 04/25/2018. Collateralized by a U.S. Government Obligation, 2.38%, due 05/15/2027, and with a value of $(2,637,458).	(2,652,750)	(2,652,750)
Merrill Lynch Pierce Fenner & Smith, 1.65% (D), dated 01/23/2018, to be repurchased at $(3,474,900) on 04/23/2018. Collateralized by a U.S. Government Obligation, 2.00%, due 12/31/2021, and with a value of $(3,449,655).	(3,460,625)	(3,460,625)
Standard Chartered Bank, 1.48% (D), dated 11/16/2017, to be repurchased at $(17,403,164) on 02/20/2018. Collateralized by U.S. Government Obligations, 2.00% - 2.38% , due 12/31/2021 - 05/15/2027, and with a total value of $(17,308,924).	(17,334,750)	(17,334,750)

The notes are an integral part of this report. Transamerica Funds	Page 10	January 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
REVERSE REPURCHASE AGREEMENTS (continued)

Standard Chartered Bank, 1.51% (D), dated 11/21/2017, to be repurchased at $(6,625,469) on 02/21/2018. Collateralized by U.S. Government Obligations, 2.00% - 2.38%, due 12/31/2021 - 05/15/2027, and with a total value of $(6,589,809).

	$ (6,600,000)	$ (6,600,000)
Standard Chartered Bank, 1.52% (D), dated 11/22/2017, to be repurchased at $(1,919,302) on 02/22/2018. Collateralized by U.S. Government Obligations, 2.00% - 2.13%, due 12/31/2021 - 09/30/2024, and with a total value of $(1,914,004).	(1,911,875)	(1,911,875)

Total Reverse Repurchase Agreements (Cost $80,865,375)		$ (80,865,375)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - 5-Year U.S. Treasury Note Futures	USD	108.50	02/23/2018	USD	45,884,000	400	$3,416	$400
Put - 10-Year U.S. Treasury Note Futures	USD	113.00	02/23/2018	USD	1,458,960	12	102	12
Put - 10-Year U.S. Treasury Note Futures	USD	113.50	02/23/2018	USD	102,856,680	846	7,219	846

Total							$10,737	$1,258

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - Federal National Mortgage Association, 3.50%, TBA (R)	JPM	USD	73.00	03/06/2018	USD	44,838,200	44,500,000	$1,738	$0

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - Receives Floating Rate Index 3-Month USD-LIBOR (C)	MSCS	3-Month USD-LIBOR	Pay	2.91%	08/20/2018	USD	2,900,000	$286,000	$98,936
Put - Receives Floating Rate Index 3-Month USD-LIBOR (C)	GSB	3-Month USD-LIBOR	Pay	2.94	08/20/2018	USD	900,000	88,020	27,944
Put - Receives Floating Rate Index 3-Month USD-LIBOR (C)	GSB	3-Month USD-LIBOR	Pay	2.94	12/12/2019	USD	500,000	24,000	32,385

Total								$398,020	$159,265

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - USD vs. RUB (R)	CITI	USD	60.85	02/02/2018	USD	1,200,000	$(10,344)	$0

The notes are an integral part of this report. Transamerica Funds	Page 11	January 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.75%	12/12/2019	USD	2,200,000	$(24,000)	$(40,480)
Put - 5-Year	MSCS	3-Month USD-LIBOR	Pay	2.80	08/20/2018	USD	13,000,000	(290,081)	(84,010)
Put - 5-Year	GSB	3-Month USD-LIBOR	Pay	2.80	08/20/2018	USD	4,100,000	(91,318)	(26,496)

Total								$(405,399)	$(150,986)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (S)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at January 31, 2018 (T)	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Ford Motor Credit Co. LLC, 5.00%, 05/15/2018	5.00%	Quarterly	12/20/2022	0.99%	USD	1,500,000	$283,090	$278,688	$4,402
Goldman Sachs Group, Inc., 5.95%, 01/18/2018	1.00	Quarterly	06/20/2021	0.37	USD	1,000,000	21,905	11,695	10,210
Goldman Sachs Group, Inc., 5.95%, 01/18/2018	1.00	Quarterly	12/20/2021	0.40	USD	1,400,000	32,467	15,504	16,963
MetLife, Inc., 4.75%, 02/08/2021	1.00	Quarterly	12/20/2021	0.35	USD	1,500,000	38,233	(10,032)	48,265
Tesco PLC, 6.00%, 12/14/2029	1.00	Quarterly	06/20/2022	0.84	EUR	1,200,000	12,815	(48,568)	61,383

Total							$388,510	$247,287	$141,223

Credit Default Swap Agreements on Credit Indices – Sell Protection (S)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America Investment Grade Index - Series 28	1.00%	Quarterly	06/20/2022	USD	12,400,000	$298,163	$213,655	$84,508
North America Investment Grade Index - Series 29	1.00	Quarterly	12/20/2022	USD	400,000	10,138	8,394	1,744

Total						$308,301	$222,049	$86,252

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Pay	1.75%	Semi-Annually	12/16/2046	CAD	400,000	$66,980	$(5,078)	$72,058
3-Month USD-LIBOR	Receive	1.96	Quarterly/Semi-Annually	12/05/2019	USD	25,600,000	(137,186)	—	(137,186)
3-Month USD-LIBOR	Pay	2.50	Semi-Annually/Quarterly	12/20/2027	USD	22,100,000	503,838	(468,770)	972,608
6-Month GBP-LIBOR	Pay	1.00	Semi-Annually	03/21/2023	GBP	8,500,000	206,246	(71,505)	277,751
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	03/21/2028	GBP	12,900,000	170,691	(348,043)	518,734
6-Month GBP-LIBOR	Pay	1.50	Semi-Annually	06/20/2048	GBP	4,100,000	297,175	128,405	168,770
6-Month GBP-LIBOR	Pay	1.75	Semi-Annually	03/21/2048	GBP	1,000,000	(16,804)	(52,878)	36,074
6-Month JPY-LIBOR	Pay	0.29	Semi-Annually	01/25/2028	JPY	110,000,000	6,919	7,871	(952)
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY	3,050,000,000	(95,079)	(153,409)	58,330
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/18/2026	JPY	2,960,000,000	(98,562)	(176,679)	78,117
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	09/20/2027	JPY	840,000,000	19,052	(32,481)	51,533
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	03/20/2028	JPY	170,000,000	10,256	12,138	(1,882)
6-Month JPY-LIBOR	Pay	0.40	Semi-Annually	06/18/2028	JPY	200,000,000	(2,162)	(170)	(1,992)

The notes are an integral part of this report. Transamerica Funds	Page 12	January 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements (continued)

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
BRL-CDI	Receive	8.22%	Maturity	01/02/2020	BRL	43,300,000	$85,543	$(23,341)	$108,884
BRL-CDI	Receive	10.06	Maturity	01/02/2023	BRL	10,000,000	81,696	13,050	68,646

Total							$1,098,603	$(1,170,890)	$2,269,493

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (S)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at January 31, 2018 (T)	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Petrobras Global Finance BV, 8.38%, 12/10/2018	GSI	1.00%	Quarterly	12/20/2019	0.69%	USD	400,000	$2,813	$(15,658)	$18,471

Credit Default Swap Agreements on Credit Indices – Sell Protection (S)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA9	MLI	0.50%	Monthly	09/17/2058	USD	3,600,000	$25,086	$(140,735)	$165,821

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Short	(244)	06/18/2018	$(60,036,292)	$(59,719,000)	$317,292	$—
90-Day Eurodollar	Short	(70)	09/16/2019	(17,140,239)	(17,041,500)	98,739	—
3-Month EURIBOR	Long	513	03/19/2018	159,745,576	159,746,243	667	—
3-Month EURIBOR	Long	294	06/18/2018	91,541,718	91,541,353	—	(365)
5-Year U.S. Treasury Note	Long	779	03/29/2018	90,670,604	89,359,821	—	(1,310,783)
10-Year Canada Government Bond	Short	(43)	03/20/2018	(4,758,599)	(4,622,675)	135,924	—
10-Year U.S. Treasury Note	Long	795	03/20/2018	98,896,202	96,654,609	—	(2,241,593)
Euro OAT	Short	(317)	03/08/2018	(61,704,125)	(60,188,852)	1,515,273	—
Euro-BTP Italy Government Bond	Short	(65)	03/08/2018	(11,190,396)	(10,973,685)	216,711	—
German Euro BOBL	Short	(42)	03/08/2018	(6,899,007)	(6,802,327)	96,680	—
German Euro Bund	Long	129	03/08/2018	25,897,547	25,436,597	—	(460,950)
German Euro Schatz	Short	(74)	03/08/2018	(10,296,308)	(10,272,508)	23,800	—
OTC Put Options Exercise Price EUR 149.00 on German Euro Bund Futures	Long	220	02/23/2018	2,963	2,731	—	(232)
U.K. Gilt	Short	(15)	03/27/2018	(2,617,333)	(2,601,306)	16,027	—
U.S. Treasury Bond	Short	(21)	03/20/2018	(3,196,492)	(3,104,062)	92,430	—

Total						$2,513,543	$(4,013,923)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	02/02/2018	EUR	12,578,000	USD	15,596,720	$21,468	$—
BNP	02/15/2018	USD	14,281,225	GBP	10,831,000	—	(1,105,348)
BNP	02/15/2018	JPY	1,003,800,000	USD	8,956,897	244,981	—
BNP	03/02/2018	USD	15,623,499	EUR	12,578,000	—	(22,619)
BNP	03/19/2018	USD	178,851	JPY	20,000,000	—	(4,851)
BNP	04/03/2018	USD	476,761	BRL	1,800,000	—	(84,571)
BNP	04/03/2018	USD	9,466,789	DKK	63,801,000	—	(1,224,002)
BNP	04/18/2018	RUB	153,198,745	USD	2,565,584	133,786	—
BNP	10/01/2018	USD	330,867	DKK	2,051,000	—	(17,616)
BOA	02/02/2018	GBP	5,743,000	USD	7,783,953	370,866	—
BOA	02/02/2018	EUR	327,000	USD	401,038	5,000	—
BOA	02/06/2018	ZAR	9,448,556	USD	684,632	112,233	—
BOA	02/06/2018	USD	792,315	ZAR	9,448,556	—	(4,551)
BOA	03/14/2018	USD	3,154,926	SGD	4,291,361	—	(119,335)

The notes are an integral part of this report. Transamerica Funds	Page 13	January 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BOA	03/26/2018	USD	803,564	JPY	90,000,000	$—	$(23,476)
BOA	04/03/2018	USD	3,873,630	DKK	26,408,000	—	(551,417)
BOA	04/03/2018	DKK	30,693,504	USD	4,920,017	223,128	—
BOA	05/08/2018	ZAR	9,448,556	USD	781,771	4,486	—
BOA	07/02/2018	USD	3,404,887	DKK	22,145,000	—	(330,841)
BOA	07/03/2018	USD	2,860,513	BRL	9,700,000	—	(132,396)
BOA	07/03/2018	USD	3,018,757	DKK	20,260,000	—	(399,249)
BOA	10/01/2018	USD	431,202	DKK	2,655,000	—	(19,905)
BOA	10/02/2018	USD	1,812,779	BRL	6,100,000	—	(50,759)
CITI	02/02/2018	USD	16,028,902	EUR	13,276,000	657	(456,654)
CITI	02/02/2018	USD	140,012	NZD	195,000	—	(3,689)
CITI	02/05/2018	USD	441,042	JPY	50,000,000	—	(17,084)
CITI	02/13/2018	USD	706,090	JPY	80,000,000	—	(27,202)
CITI	02/15/2018	USD	2,781,563	GBP	2,119,000	—	(228,699)
CITI	02/15/2018	USD	12,198,239	JPY	1,364,800,000	—	(312,942)
CITI	03/05/2018	USD	14,146,931	JPY	1,580,000,000	—	(352,250)
CITI	03/12/2018	USD	89,328	JPY	10,000,000	—	(2,481)
CITI	03/13/2018	INR	13,418,255	USD	204,674	5,168	—
CITI	03/14/2018	USD	19,303,816	TWD	577,859,728	—	(562,509)
CITI	03/14/2018	TWD	191,274,900	USD	6,367,340	208,528	—
CITI	03/21/2018	USD	162,028	MXN	3,076,000	—	(1,896)
CITI	03/26/2018	USD	1,071,429	JPY	120,000,000	—	(31,291)
CITI	05/25/2018	RUB	76,614,625	USD	1,317,421	26,796	—
CITI	07/02/2018	USD	3,298,238	DKK	21,427,000	—	(316,368)
DUB	02/13/2018	USD	5,325,263	JPY	600,000,000	—	(174,432)
DUB	02/15/2018	USD	8,961,568	SEK	75,090,000	—	(576,663)
DUB	03/14/2018	SGD	2,673,000	USD	1,964,642	74,827	—
GSB	02/02/2018	USD	3,385,552	BRL	10,706,470	26,057	—
GSB	02/02/2018	BRL	10,706,470	USD	3,200,834	158,661	—
GSB	02/15/2018	USD	5,529,456	GBP	4,100,000	—	(295,024)
GSB	02/15/2018	USD	18,583,825	JPY	2,091,600,000	—	(589,962)
GSB	02/15/2018	JPY	887,700,000	USD	7,972,912	164,673	—
GSB	03/14/2018	USD	697,000	KRW	744,955,649	—	(1,097)
GSB	04/03/2018	USD	3,183,138	DKK	21,530,000	—	(424,529)
GSB	04/03/2018	BRL	1,900,000	USD	593,527	—	(1,011)
HSBC	02/15/2018	USD	1,030,101	GBP	742,000	—	(23,988)
HSBC	02/15/2018	USD	17,669,306	JPY	1,991,300,000	—	(585,027)
HSBC	04/03/2018	USD	2,677,045	BRL	9,100,000	—	(160,798)
HSBC	04/18/2018	RUB	133,149,411	USD	2,232,646	113,455	—
HSBC	07/06/2018	USD	2,430,686	EUR	2,000,000	—	(79,625)
JPM	02/15/2018	USD	1,962,554	GBP	1,478,000	—	(137,101)
JPM	02/15/2018	USD	7,800,994	JPY	869,200,000	—	(167,000)
JPM	02/15/2018	USD	4,961,004	SEK	41,690,000	—	(334,626)
JPM	02/15/2018	JPY	1,998,100,000	USD	17,922,973	393,696	—
JPM	02/15/2018	GBP	7,220,000	USD	9,674,806	581,962	—
JPM	03/12/2018	USD	892,618	JPY	100,000,000	—	(25,472)
JPM	04/03/2018	USD	15,412,497	BRL	48,900,000	162,985	—
JPM	04/09/2018	USD	19,693,240	JPY	2,210,000,000	—	(631,989)
JPM	07/03/2018	USD	1,635,753	BRL	5,600,000	—	(92,112)
JPM	07/03/2018	BRL	4,000,000	USD	1,217,656	16,533	—
MSCS	02/13/2018	USD	441,371	JPY	50,000,000	—	(16,937)
MSCS	03/05/2018	USD	7,075,366	JPY	790,000,000	—	(174,224)
MSCS	03/07/2018	RUB	156,049,210	USD	2,586,380	177,189	—
MSCS	03/12/2018	USD	535,824	JPY	60,000,000	—	(15,030)
MSCS	07/03/2018	USD	3,999,698	BRL	13,600,000	—	(196,547)
NGFP	02/02/2018	USD	3,318,807	BRL	10,706,470	—	(40,688)
NGFP	02/02/2018	BRL	10,706,470	USD	3,385,552	—	(26,057)
NGFP	03/02/2018	BRL	10,706,470	USD	3,309,369	40,171	—
NGFP	03/14/2018	TWD	64,300,898	USD	2,157,000	53,610	—
SCB	02/02/2018	USD	8,055,092	GBP	5,743,000	—	(99,727)
SCB	03/02/2018	GBP	5,743,000	USD	8,063,327	99,988	—
SCB	03/07/2018	RUB	28,977,080	USD	484,000	29,172	—
SCB	03/14/2018	TWD	220,364,049	USD	7,466,424	109,504	—
SCB	04/03/2018	USD	8,393,603	DKK	56,290,000	—	(1,038,609)
SCB	06/07/2018	USD	564,516	NGN	212,822,581	2,540	—
SCB	07/03/2018	USD	5,407,505	BRL	18,100,000	—	(177,203)
SCB	08/03/2018	USD	880,158	EUR	700,000	—	(149)

The notes are an integral part of this report. Transamerica Funds	Page 14	January 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018
(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
SCB	10/01/2018	USD	1,599,285	DKK	9,838,000	$—	$(72,276)
UBS	02/05/2018	USD	6,196,075	JPY	700,000,000	—	(217,680)
UBS	02/15/2018	GBP	464,000	USD	622,206	36,955	—
UBS	02/26/2018	USD	9,256,795	JPY	1,040,000,000	—	(282,001)
UBS	03/12/2018	USD	1,614,871	JPY	180,000,000	—	(37,692)
UBS	03/14/2018	USD	16,576,639	KRW	18,447,809,552	—	(710,782)
UBS	03/14/2018	KRW	18,447,809,552	USD	17,384,733	—	(97,313)
UBS	03/16/2018	USD	1,899,675	EUR	1,600,000	—	(92,712)
UBS	04/03/2018	USD	5,084,894	DKK	31,916,000	—	(263,098)
UBS	06/20/2018	USD	17,428,257	KRW	18,447,809,552	100,621	—
UBS	07/02/2018	DKK	31,916,000	USD	5,117,339	266,698	—

Total						$3,966,394	$(14,263,182)

SECURITY VALUATION:

Valuation Inputs (W)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$84,803,764	$—	$84,803,764
Certificate of Deposit	—	3,900,000	—	3,900,000
Corporate Debt Securities	—	215,377,030	—	215,377,030
Foreign Government Obligations	—	35,270,926	—	35,270,926
Mortgage-Backed Securities	—	50,730,727	—	50,730,727
Municipal Government Obligations	—	5,964,815	—	5,964,815
U.S. Government Agency Obligations	—	284,828,782	—	284,828,782
U.S. Government Obligations	—	180,509,414	—	180,509,414
Common Stock	2,783	—	—	2,783
Commercial Paper	—	8,196,487	—	8,196,487
Short-Term Foreign Government Obligations	—	81,593,272	—	81,593,272
Securities Lending Collateral	1,409,477	—	—	1,409,477
Repurchase Agreements	—	39,339,766	—	39,339,766
Exchange-Traded Options Purchased	1,258	—	—	1,258
Over-the-Counter Options Purchased	—	0	—	0
Over-the-Counter Interest Rate Swaptions Purchased	—	159,265	—	159,265

Total Investments	$1,413,518	$990,674,248	$—	$992,087,766

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$696,811	$—	$696,811
Centrally Cleared Interest Rate Swap Agreements	—	1,448,396	—	1,448,396
Over-the-Counter Credit Default Swap Agreements	—	27,899	—	27,899
Futures Contracts (X)	2,513,543	—	—	2,513,543
Forward Foreign Currency Contracts (X)	—	3,966,394	—	3,966,394

Total Other Financial Instruments	$2,513,543	$6,139,500	$—	$8,653,043

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(80,865,375)	$—	$(80,865,375)
Over-the-Counter Foreign Exchange Options Written	—	0	—	0
Over-the-Counter Interest Rate Swaptions Written	—	(150,986)	—	(150,986)
Centrally Cleared Interest Rate Swap Agreements	—	(349,793)	—	(349,793)
Futures Contracts (X)	(4,013,923)	—	—	(4,013,923)
Forward Foreign Currency Contracts (X)	—	(14,263,182)	—	(14,263,182)

Total Other Financial Instruments	$(4,013,923)	$(95,629,336)	$—	$(99,643,259)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.

The notes are an integral part of this report. Transamerica Funds	Page 15	January 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the total value of 144A securities is $104,182,628, representing 16.5% of the Fund’s net assets.
(C)	Illiquid security. At January 31, 2018, the value of such securities amounted to $4,209,963 or 0.7% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at January 31, 2018.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2018, the total value of Regulation S securities is $33,881,812, representing 5.4% of the Fund’s net assets.
(G)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,380,282. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(H)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(K)	Securities are subject to sale-buyback transactions.
(L)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $11,022,180.
(M)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $1,868,333.
(N)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $1,881,216.
(O)	All or a portion of these securities have been segregated by the custodian as collateral for open TBA commitment transactions. The total value of such securities is $1,490,500.
(P)	Non-income producing security.
(Q)	Percentage rounds to less than 0.01% or (0.01)%.
(R)	Securities deemed worthless.
(S)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(T)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(U)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(V)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(W)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(X)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
NGN	Nigerian
MXN	Mexican Peso
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

The notes are an integral part of this report. Transamerica Funds	Page 16	January 31, 2018 Form N-Q

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MLI	Merrill Lynch International
MSCS	Morgan Stanley Capital Services Inc.
NGFP	Nomura Global Financial Products, Inc.
SCB	Standard Chartered Bank
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

BOBL	Bundesobligationen (German Federal Government Securities)
BRL-CDI	Brazil Interbank Deposit Rate
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
CMT	Constant Maturity Treasury
COFI	11th District Monthly Weighted Average Cost of Funds Index
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OTC	Over-the-Counter
PIK	Payment-in-kind
STRIPS	Separate Trading of Registered Interest and Principal of Securities
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 17	January 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 18.5%
American Express Credit Account Master Trust
Series 2017-1, Class A,
1.93%, 09/15/2022	$ 2,000,000	$ 1,982,153
Series 2017-6, Class A,
2.04%, 05/15/2023	700,000	691,676
Avery Point VI CLO, Ltd.
Series 2015-6A, Class F,
3-Month LIBOR + 6.80%, 8.19% (A), 08/05/2027 (B)	2,000,000	2,000,960
Avis Budget Rental Car Funding AESOP LLC
Series 2013-1A, Class A,
1.92%, 09/20/2019 (B)	1,950,000	1,948,800
Series 2015-1A, Class A,
2.50%, 07/20/2021 (B)	1,000,000	994,259
Capital One Multi-Asset Execution Trust
Series 2016-A4, Class A4,
1.33%, 06/15/2022	960,000	945,979
Series 2017-A1, Class A1,
2.00%, 01/17/2023	1,788,000	1,772,235
Carlyle Global Market Strategies CLO, Ltd.
Series 2013-3A, Class DR,
3-Month LIBOR + 5.50%, 7.22% (A), 10/15/2030 (B)	4,000,000	4,032,084
CarMax Auto Owner Trust
Series 2014-4, Class C,
2.44%, 11/16/2020	1,320,000	1,320,190
Series 2016-3, Class A4,
1.60%, 01/18/2022	270,000	264,037
Series 2016-4, Class A4,
1.60%, 06/15/2022	1,724,000	1,680,729
Chase Issuance Trust
Series 2016-A2, Class A,
1.37%, 06/15/2021	1,626,000	1,606,942
Series 2016-A4, Class A4,
1.49%, 07/15/2022	1,000,000	977,576
Citibank Credit Card Issuance Trust
Series 2014-A1, Class A1,
2.88%, 01/23/2023	1,362,000	1,373,839
Series 2017-A3, Class A3,
1.92%, 04/07/2022	862,000	852,565
Series 2018-A2, Class A2,
1-Month LIBOR + 0.33%, 1.89% (A), 01/21/2025 (C)	1,850,000	1,850,000
Cumberland Park CLO, Ltd.
Series 2015-2A, Class F,
3-Month LIBOR + 6.55%, 8.29% (A), 07/20/2026 (B)	1,250,000	1,250,240
Denali Capital CLO X LLC
Series 2013-1A, Class B1LR,
3-Month LIBOR + 3.15%, 4.90% (A), 10/26/2027 (B)	4,000,000	3,999,968
Discover Card Execution Note Trust
Series 2015-A3, Class A,
1.45%, 03/15/2021	2,000,000	1,993,316
Series 2015-A4, Class A4,
2.19%, 04/17/2023	2,000,000	1,984,575

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Elevation CLO, Ltd.
Series 2014-2A, Class DR,
3-Month LIBOR + 3.20%, 4.92% (A), 10/15/2029 (B)	$ 4,000,000	$ 4,013,068
Ford Credit Auto Owner Trust
Series 2015-2, Class A,
2.44%, 01/15/2027 (B)	990,000	987,164
Series 2016-A, Class A4,
1.60%, 06/15/2021	1,000,000	989,789
Series 2016-C, Class B,
1.73%, 03/15/2022	1,635,000	1,598,454
Ford Credit Floorplan Master Owner Trust
Series 2017-3, Class A,
2.48%, 09/15/2024	1,750,000	1,722,066
GM Financial Consumer Automobile Receivables Trust
Series 2017-3A, Class A4,
2.13%, 03/16/2023 (B)	300,000	295,370
Greenwood Park CLO, Ltd.
Series 2018-1A, Class E,
3-Month LIBOR + 4.95%, 0.00% (A), 04/15/2031 (B) (C)	1,500,000	1,500,000
Honda Auto Receivables Owner Trust
Series 2015-3, Class A4,
1.56%, 10/18/2021	2,000,000	1,992,614
Series 2016-2, Class A4,
1.62%, 08/15/2022	880,000	871,831
Madison Park Funding XVII, Ltd.
Series 2015-17A, Class FR,
3-Month LIBOR + 7.48%, 9.22% (A), 07/21/2030 (B)	1,500,000	1,504,227
Magnetite VII, Ltd.
Series 2012-7A, Class ER2,
3-Month LIBOR + 6.50%, 0.00% (A), 01/15/2028 (B) (C) (L)	2,000,000	2,000,000
Mercedes-Benz Auto Receivables Trust
Series 2016-1, Class A4,
1.46%, 12/15/2022	2,000,000	1,960,793
Milos CLO, Ltd.
Series 2017-1A, Class D,
3-Month LIBOR + 3.40%, 5.14% (A), 10/20/2030 (B)	2,000,000	2,029,982
Nissan Auto Receivables Owner Trust
Series 2017-C, Class A3,
2.12%, 04/18/2022	500,000	496,958
Synchrony Credit Card Master Note Trust
Series 2016-1, Class A,
2.04%, 03/15/2022	1,350,000	1,347,765
Series 2016-2, Class A,
2.21%, 05/15/2024	2,000,000	1,968,872
THL Credit Wind River CLO, Ltd.
Series 2017-3A, Class A,
3-Month LIBOR + 1.25%, 2.97% (A), 10/15/2030 (B)	2,000,000	2,006,350
TICP CLO VIII, Ltd.
Series 2017-8A, Class C,
3-Month LIBOR + 3.10%, 4.46% (A), 10/20/2030 (B)	1,000,000	1,006,558

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Toyota Auto Receivables Owner Trust
Series 2018-A, Class A3,
2.35%, 05/16/2022	$ 800,000	$ 798,254
Verizon Owner Trust
Series 2017-3A, Class A1A,
2.06%, 04/20/2022 (B)	1,250,000	1,237,360

Total Asset-Backed Securities (Cost $64,139,933)		63,849,598

CORPORATE DEBT SECURITIES - 31.0%
Aerospace & Defense - 0.4%
Bombardier, Inc.
5.75%, 03/15/2022 (B)	200,000	200,760
Harris Corp.
2.70%, 04/27/2020	183,000	182,509
Lockheed Martin Corp.
3.10%, 01/15/2023	600,000	603,330
Triumph Group, Inc.
4.88%, 04/01/2021	270,000	265,275
United Technologies Corp.
1.90%, 05/04/2020	200,000	197,238

		1,449,112

Auto Components - 0.1%
Delphi Technologies PLC
5.00%, 10/01/2025 (B)	375,000	374,063

Banks - 9.1%
Australia & New Zealand Banking Group, Ltd.
Fixed until 06/15/2026, 6.75% (A), 06/15/2026 (B) (D)	563,000	634,079
Banco Bilbao Vizcaya Argentaria SA
Fixed until 11/16/2027, 6.13% (A), 11/16/2027 (D) (E)	200,000	208,100
Bank of America Corp.
2.63%, 04/19/2021, MTN	450,000	447,587
3-Month LIBOR + 1.16%, 2.90% (A), 01/20/2023, MTN	2,000,000	2,054,148
Bank of Nova Scotia
2.50%, 01/08/2021	101,000	100,220
BankUnited, Inc.
4.88%, 11/17/2025	52,000	54,346
Barclays PLC
2.00%, 03/16/2018	500,000	499,999
BB&T Corp.
2.15%, 02/01/2021, MTN	67,000	65,843
BNP Paribas SA
3.80%, 01/10/2024 (B)	400,000	407,160
Fixed until 03/14/2022, 6.75% (A), 03/14/2022 (B) (D)	305,000	328,637
Fixed until 03/30/2021, 7.63% (A), 03/30/2021 (B) (D)	400,000	436,500
Citibank NA
2.13%, 10/20/2020	250,000	246,303
Citigroup, Inc.
3-Month LIBOR + 1.10%, 2.52% (A), 05/17/2024	505,000	516,847
3-Month LIBOR + 1.07%, 2.59% (A), 12/08/2021	1,000,000	1,018,609
4.40%, 06/10/2025	148,000	153,801
Citizens Bank NA
2.25%, 03/02/2020	300,000	297,198

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Credit Agricole SA
Fixed until 12/23/2025, 8.13% (A), 12/23/2025 (B) (D)	$ 1,553,000	$ 1,859,276
Discover Bank
3.35%, 02/06/2023	325,000	324,971
Fifth Third Bancorp
2.88%, 07/27/2020	298,000	299,545
First Horizon National Corp.
3.50%, 12/15/2020	232,000	234,892
HSBC Holdings PLC
Fixed until 03/13/2027, 4.04% (A), 03/13/2028	200,000	204,905
Fixed until 05/22/2027, 6.00% (A), 05/22/2027 (D)	770,000	805,612
ING Groep NV
Fixed until 04/16/2025, 6.50% (A), 04/16/2025 (D)	500,000	538,750
Intesa Sanpaolo SpA
Fixed until 09/17/2025, 7.70% (A), 09/17/2025 (B) (D) (E)	1,626,000	1,808,925
JPMorgan Chase & Co.
3-Month LIBOR + 0.55%, 2.09% (A), 03/09/2021	3,000,000	3,017,250
2.55%, 10/29/2020	299,000	298,026
Fixed until 07/24/2037, 3.88% (A), 07/24/2038	300,000	302,700
Fixed until 11/01/2022, 4.63% (A), 11/01/2022 (D) (E)	218,000	211,896
Lloyds Banking Group PLC
Fixed until 06/27/2024, 7.50% (A), 06/27/2024 (D) (E)	1,300,000	1,467,375
Macquarie Bank, Ltd.
Fixed until 03/08/2027, 6.13% (A), 03/08/2027 (B) (D) (E)	1,290,000	1,338,375
Regions Financial Corp.
7.38%, 12/10/2037	309,000	420,681
Royal Bank of Scotland Group PLC
Fixed until 08/15/2021, 8.63% (A), 08/15/2021 (D)	557,000	621,751
Santander Holdings USA, Inc.
3.40%, 01/18/2023 (B)	67,000	66,149
Societe Generale SA
Fixed until 12/18/2023, 7.88% (A), 12/18/2023 (B) (D) (E)	1,000,000	1,130,000
Fixed until 09/29/2025, 8.00% (A), 09/29/2025 (B) (D) (E)	506,000	591,387
Standard Chartered PLC
Fixed until 04/02/2022, 7.50% (A), 04/02/2022 (B) (D) (E)	1,488,000	1,603,320
Sumitomo Mitsui Financial Group, Inc.
3.10%, 01/17/2023	143,000	142,157
Svenska Handelsbanken AB
3-Month LIBOR + 0.49%, 2.09% (A), 06/17/2019	1,250,000	1,256,064
Synovus Financial Corp.
3.13%, 11/01/2022	49,000	48,035

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Toronto-Dominion Bank
3-Month LIBOR + 0.54%, 2.28% (A), 07/23/2018, MTN	$ 465,000	$ 466,073
Wells Fargo & Co.
3-Month LIBOR + 1.11%, 2.85% (A), 01/24/2023	2,000,000	2,045,780
4.30%, 07/22/2027, MTN	200,000	209,492
Wells Fargo Bank NA
3-Month LIBOR + 0.60%, 2.06% (A), 05/24/2019	1,250,000	1,257,933
Westpac Banking Corp.
3-Month LIBOR + 0.71%, 2.40% (A), 06/28/2022	300,000	302,559
Fixed until 09/21/2027, 5.00% (A), 09/21/2027 (D)	900,000	890,816

		31,234,072

Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/2021	400,000	398,719
3-Month LIBOR + 1.26%, 3.03% (A), 02/01/2021	3,000,000	3,101,181
Heineken NV
3.50%, 01/29/2028 (B)	250,000	249,526

		3,749,426

Building Products - 0.2%
Lennox International, Inc.
3.00%, 11/15/2023	283,000	276,134
Standard Industries, Inc.
5.00%, 02/15/2027 (B)	250,000	253,750

		529,884

Capital Markets - 3.0%
Credit Suisse Group AG
Fixed until 12/11/2023, 7.50% (A), 12/11/2023 (B) (D)	1,700,000	1,933,750
Credit Suisse Group Funding Guernsey, Ltd.
3-Month LIBOR + 2.29%, 4.02% (A), 04/16/2021	500,000	527,375
Donnelley Financial Solutions, Inc.
8.25%, 10/15/2024	225,000	237,937
Goldman Sachs Group, Inc.
3-Month LIBOR + 1.04%, 2.79% (A), 04/25/2019	250,000	252,109
3-Month LIBOR + 1.16%, 2.90% (A), 04/23/2020	2,000,000	2,033,276
3-Month LIBOR + 1.20%, 2.97% (A), 04/30/2018	1,000,000	1,002,422
Fixed until 11/10/2022, 5.00% (A), 11/10/2022 (D)	168,000	164,744
5.25%, 07/27/2021	267,000	286,823
LPL Holdings, Inc.
5.75%, 09/15/2025 (B)	205,000	209,100
Macquarie Group, Ltd.
Fixed until 11/28/2027, 3.76% (A), 11/28/2028 (B)	34,000	33,265

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Moody’s Corp.
3-Month LIBOR + 0.35%, 1.84% (A), 09/04/2018	$ 1,220,000	$ 1,221,065
Morgan Stanley
3-Month LIBOR + 1.18%, 2.92% (A), 01/20/2022	465,000	473,820
3-Month LIBOR + 1.28%, 3.03% (A), 04/25/2018, MTN	1,000,000	1,002,484
Fixed until 01/24/2028, 3.77% (A), 01/24/2029, MTN	59,000	59,400
5.00%, 11/24/2025	232,000	251,027
UBS Group Funding Switzerland AG
3.00%, 04/15/2021 (B)	500,000	499,226

		10,187,823

Chemicals - 0.3%
Consolidated Energy Finance SA
6.88%, 06/15/2025 (B)	250,000	264,375
Mosaic Co.
3.25%, 11/15/2022	49,000	48,730
4.05%, 11/15/2027	67,000	66,399
NOVA Chemicals Corp.
5.00%, 05/01/2025 (B)	275,000	277,750
Praxair, Inc.
2.25%, 09/24/2020	199,000	197,436
Sherwin-Williams Co.
2.75%, 06/01/2022	228,000	224,132

		1,078,822

Commercial Services & Supplies - 0.1%
Ahern Rentals, Inc.
7.38%, 05/15/2023 (B)	215,000	207,475

Construction & Engineering - 0.3%
Great Lakes Dredge & Dock Corp.
8.00%, 05/15/2022	250,000	260,000
Mattamy Group Corp.
6.50%, 10/01/2025 (B)	250,000	263,437
Tutor Perini Corp.
6.88%, 05/01/2025 (B) (E)	250,000	266,250
Weekley Homes LLC / Weekley Finance Corp.
6.00%, 02/01/2023	250,000	252,273

		1,041,960

Consumer Finance - 3.4%
Altice Financing SA
7.50%, 05/15/2026 (B)	250,000	259,687
American Express Co.
2.50%, 08/01/2022	500,000	488,777
American Honda Finance Corp.
2.00%, 11/13/2019, MTN	68,000	67,564
BMW US Capital LLC
1.50%, 04/11/2019 (B)	240,000	237,758
Capital One NA
2.65%, 08/08/2022	500,000	487,731
3-Month LIBOR + 1.15%, 2.92% (A), 01/30/2023	1,454,000	1,466,629
Daimler Finance North America LLC
3-Month LIBOR + 0.45%, 1.89% (A), 05/18/2018 (B)	500,000	500,461
2.00%, 07/06/2021 (B)	225,000	218,510
3-Month LIBOR + 0.62%, 2.39% (A), 10/30/2019 (B)	2,500,000	2,516,410

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Enova International, Inc.
8.50%, 09/01/2024 (B)	$ 250,000	$ 260,000
FirstCash, Inc.
5.38%, 06/01/2024 (B)	250,000	261,875
Ford Motor Credit Co. LLC
3-Month LIBOR + 0.83%, 2.24% (A), 08/12/2019	200,000	201,356
3-Month LIBOR + 0.93%, 2.32% (A), 11/04/2019	1,000,000	1,008,694
General Motors Financial Co., Inc.
3.20%, 07/06/2021	500,000	500,270
Fixed until 09/30/2027, 5.75% (A), 09/30/2027 (D) (E)	700,000	722,750
goeasy, Ltd.
7.88%, 11/01/2022 (B)	250,000	266,875
Harley-Davidson Financial Services, Inc.
3-Month LIBOR + 0.35%, 1.87% (A), 03/08/2019 (B)	1,200,000	1,201,134
John Deere Capital Corp.
2.35%, 01/08/2021, MTN	81,000	80,480
Navient Corp.
5.63%, 08/01/2033, MTN	300,000	273,750
Nissan Motor Acceptance Corp.
2.15%, 09/28/2020 (B) (E)	199,000	196,254
PACCAR Financial Corp.
2.05%, 11/13/2020, MTN	47,000	46,424
Springleaf Finance Corp.
6.13%, 05/15/2022	155,000	160,084
Synchrony Financial
2.60%, 01/15/2019	250,000	250,543

		11,674,016

Containers & Packaging - 0.0% (F)
Owens-Brockway Glass Container, Inc.
5.38%, 01/15/2025 (B)	110,000	115,500

Distributors - 0.0% (F)
H&E Equipment Services, Inc.
5.63%, 09/01/2025 (B)	125,000	129,688

Diversified Financial Services - 0.3%
Credit Acceptance Corp.
7.38%, 03/15/2023	375,000	391,875
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.15%, 01/23/2030	59,000	57,549
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/01/2020	77,000	76,439
2.40%, 04/25/2022	215,000	210,949
Fixed until 04/30/2023, 4.75% (A), 04/30/2043	300,000	311,707
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc.
6.38%, 12/15/2022 (B)	125,000	129,044

		1,177,563

Diversified Telecommunication Services - 1.7%
AT&T, Inc.
2.85%, 02/14/2023	220,000	218,910
5.30%, 08/14/2058	285,000	288,039
CenturyLink, Inc.
5.80%, 03/15/2022	250,000	243,750
Embarq Corp.
8.00%, 06/01/2036	205,000	198,315

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Frontier Communications Corp.
9.00%, 08/15/2031 (E)	$ 185,000	$ 120,713
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	205,000	216,849
Intelsat Jackson Holdings SA
5.50%, 08/01/2023 (E)	315,000	247,275
SFR Group SA
7.38%, 05/01/2026 (B)	250,000	246,250
Telesat Canada / Telesat LLC
8.88%, 11/15/2024 (B)	205,000	228,062
UPCB Finance IV, Ltd.
5.38%, 01/15/2025 (B)	130,000	132,275
Verizon Communications, Inc.
3-Month LIBOR + 0.77%, 2.37% (A), 06/17/2019	3,000,000	3,026,169
2.95%, 03/15/2022	200,000	199,135
5.25%, 03/16/2037	203,000	223,487
Zayo Group LLC / Zayo Capital, Inc.
6.38%, 05/15/2025	250,000	262,187

		5,851,416

Electric Utilities - 0.2%
Exelon Corp.
2.85%, 06/15/2020	594,000	595,191
Georgia Power Co.
2.00%, 09/08/2020	100,000	98,762

		693,953

Electrical Equipment - 0.1%
EnerSys
5.00%, 04/30/2023 (B)	250,000	260,313

Electronic Equipment, Instruments & Components - 0.1%
Jabil, Inc.
3.95%, 01/12/2028	49,000	47,922
TTM Technologies, Inc.
5.63%, 10/01/2025 (B)	250,000	256,875

		304,797

Energy Equipment & Services - 0.3%
Genesis Energy, LP / Genesis Energy Finance Corp.
6.00%, 05/15/2023	150,000	152,062
KCA Deutag UK Finance PLC
9.88%, 04/01/2022 (B)	250,000	271,250
Noble Holding International, Ltd.
7.75%, 01/15/2024 (E)	75,000	69,563
7.88%, 02/01/2026 (B)	152,000	154,850
Trinidad Drilling, Ltd.
6.63%, 02/15/2025 (B)	275,000	269,500
Weatherford International, Ltd.
9.88%, 02/15/2024	250,000	272,500

		1,189,725

Equity Real Estate Investment Trusts - 0.7%
American Tower Corp.
2.25%, 01/15/2022	500,000	481,997
3.60%, 01/15/2028	59,000	57,206
Brandywine Operating Partnership, LP
3.95%, 11/15/2027	42,000	40,862
CTR Partnership, LP / CareTrust Capital Corp.
5.25%, 06/01/2025	275,000	278,437
ESH Hospitality, Inc.
5.25%, 05/01/2025 (B)	250,000	251,875

The notes are an integral part of this report. Transamerica Funds	Page 4	January 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Geo Group, Inc.
5.13%, 04/01/2023	$ 125,000	$ 125,938
Goodman US Finance Four LLC
4.50%, 10/15/2037 (B)	115,000	116,532
Goodman US Finance Three LLC
3.70%, 03/15/2028 (B)	60,000	58,351
Iron Mountain, Inc.
4.88%, 09/15/2027 (B)	250,000	239,062
iStar, Inc.
5.25%, 09/15/2022	205,000	204,487
Kimco Realty Corp.
3.80%, 04/01/2027	31,000	30,728
Life Storage, LP
3.88%, 12/15/2027	30,000	29,405
MPT Operating Partnership, LP / MPT Finance Corp.
5.00%, 10/15/2027	500,000	495,100
Simon Property Group, LP
3.38%, 12/01/2027	60,000	58,899
Vornado Realty, LP
3.50%, 01/15/2025	34,000	33,182

		2,502,061

Food & Staples Retailing - 0.2%
Albertsons Cos. LLC / Safeway, Inc.
5.75%, 03/15/2025	160,000	142,800
Costco Wholesale Corp.
2.15%, 05/18/2021	500,000	493,512
Wal-Mart Stores, Inc.
1.90%, 12/15/2020	173,000	170,868

		807,180

Food Products - 0.1%
Kraft Heinz Foods Co.
2.80%, 07/02/2020	200,000	200,090
Pilgrim’s Pride Corp.
5.88%, 09/30/2027 (B)	250,000	250,625
Smithfield Foods, Inc.
4.25%, 02/01/2027 (B)	50,000	50,216

		500,931

Health Care Equipment & Supplies - 0.1%
Danaher Corp.
1.65%, 09/15/2018 (E)	137,000	136,792
Teleflex, Inc.
4.63%, 11/15/2027	185,000	184,306

		321,098

Health Care Providers & Services - 0.5%
Cardinal Health, Inc.
1.95%, 06/14/2019	250,000	247,951
DaVita, Inc.
5.00%, 05/01/2025	275,000	273,969
HCA, Inc.
5.25%, 06/15/2026	500,000	523,125
Laboratory Corp. of America Holdings
3.25%, 09/01/2024	60,000	59,316
MEDNAX, Inc.
5.25%, 12/01/2023 (B)	130,000	132,763
Tenet Healthcare Corp.
6.75%, 06/15/2023 (E)	275,000	270,902
UnitedHealth Group, Inc.
1.95%, 10/15/2020	71,000	69,891

		1,577,917

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.5%
Brinker International, Inc.
5.00%, 10/01/2024 (B)	$ 250,000	$ 251,875
GLP Capital, LP / GLP Financing II, Inc.
5.38%, 04/15/2026	250,000	267,500
Golden Nugget, Inc.
8.75%, 10/01/2025 (B)	250,000	266,875
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
6.13%, 12/01/2024	225,000	246,937
Mohegan Gaming & Entertainment
7.88%, 10/15/2024 (B) (E)	205,000	210,125
Sabre GLBL, Inc.
5.38%, 04/15/2023 (B)	250,000	253,825
Silversea Cruise Finance, Ltd.
7.25%, 02/01/2025 (B)	225,000	242,550

		1,739,687

Household Durables - 0.0% (F)
Toll Brothers Finance Corp.
4.35%, 02/15/2028	85,000	84,150

Household Products - 0.1%
Central Garden & Pet Co.
5.13%, 02/01/2028	125,000	124,375
Procter & Gamble Co.
1.90%, 10/23/2020	47,000	46,449

		170,824

Independent Power & Renewable Electricity Producers - 0.1%
Calpine Corp.
5.25%, 06/01/2026 (B)	260,000	255,125

Industrial Conglomerates - 0.1%
Carlisle Cos., Inc.
3.75%, 12/01/2027	109,000	108,683
Roper Technologies, Inc.
2.80%, 12/15/2021	230,000	228,189

		336,872

Insurance - 0.2%
Athene Holding, Ltd.
4.13%, 01/12/2028	118,000	116,454
Jackson National Life Global Funding
3-Month LIBOR + 0.73%, 2.40% (A), 06/27/2022 (B)	500,000	507,090
Markel Corp.
3.50%, 11/01/2027	28,000	27,236

		650,780

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.
2.80%, 08/22/2024 (B)	125,000	122,471
Netflix, Inc.
5.88%, 02/15/2025	250,000	267,570

		390,041

Internet Software & Services - 0.1%
Cimpress NV
7.00%, 04/01/2022 (B)	250,000	263,438

The notes are an integral part of this report. Transamerica Funds	Page 5	January 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services - 0.2%
Alliance Data Systems Corp.
5.88%, 11/01/2021 (B)	$ 155,000	$ 159,263
Harland Clarke Holdings Corp.
9.25%, 03/01/2021 (B)	250,000	258,125
Total System Services, Inc.
3.80%, 04/01/2021	160,000	163,027

		580,415

Machinery - 0.7%
Caterpillar Financial Services Corp.
3-Month LIBOR + 0.70%, 2.15% (A), 02/23/2018, MTN (E)	1,000,000	1,000,331
2.55%, 11/29/2022, MTN	68,000	66,865
Cleaver-Brooks, Inc.
7.88%, 03/01/2023 (B)	185,000	194,250
CNH Industrial NV
3.85%, 11/15/2027, MTN	86,000	85,345
Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd.
7.38%, 12/15/2023 (B)	250,000	266,250
JB Poindexter & Co., Inc.
9.00%, 04/01/2022 (B)	250,000	259,063
Navistar International Corp.
6.63%, 11/01/2025 (B)	375,000	391,988
Novelis Corp.
6.25%, 08/15/2024 (B)	250,000	261,875

		2,525,967

Media - 1.0%
Belo Corp.
7.75%, 06/01/2027	225,000	255,375
Block Communications, Inc.
6.88%, 02/15/2025 (B)	205,000	213,200
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 02/01/2028 (B)	270,000	260,381
CSC Holdings LLC
5.50%, 04/15/2027 (B)	250,000	253,125
DISH DBS Corp.
7.75%, 07/01/2026	250,000	256,875
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88%, 05/15/2024 (B) (E)	250,000	245,625
Meredith Corp.
6.88%, 02/01/2026 (B)	107,000	109,541
Sirius XM Radio, Inc.
5.38%, 07/15/2026 (B)	155,000	158,681
Time Warner, Inc.
2.95%, 07/15/2026	62,000	57,321
Walt Disney Co.
3-Month LIBOR + 0.13%, 1.62% (A), 03/04/2020, MTN (E)	1,300,000	1,301,800
Ziggo Secured Finance BV
5.50%, 01/15/2027 (B)	250,000	248,125

		3,360,049

Metals & Mining - 0.4%
AK Steel Corp.
6.38%, 10/15/2025	125,000	123,438
Anglo American Capital PLC
4.00%, 09/11/2027 (B)	200,000	197,781

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
First Quantum Minerals, Ltd.
7.25%, 04/01/2023 (B)	$ 250,000	$ 264,687
FMG Resources, Ltd.
4.75%, 05/15/2022 (B)	275,000	279,125
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	110,000	109,313
Glencore Funding LLC
3.88%, 10/27/2027 (B)	42,000	41,105
4.00%, 03/27/2027 (B)	233,000	230,775
Goldcorp, Inc.
3.70%, 03/15/2023	34,000	34,496
Hudbay Minerals, Inc.
7.25%, 01/15/2023 (B)	100,000	106,750
U.S. Steel Corp.
6.88%, 08/15/2025	125,000	131,250

		1,518,720

Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc.
4.75%, 03/15/2025 (B)	200,000	197,500

Oil, Gas & Consumable Fuels - 3.0%
Anadarko Petroleum Corp.
6.45%, 09/15/2036	144,000	179,233
Andeavor Logistics, LP / Tesoro Logistics Finance Corp.
3.50%, 12/01/2022	37,000	36,987
BP Capital Markets PLC
2.75%, 05/10/2023	300,000	297,865
Canadian Natural Resources, Ltd.
2.95%, 01/15/2023	340,000	335,559
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	275,000	283,937
Cheniere Energy Partners, LP
5.25%, 10/01/2025 (B)	250,000	254,688
Chevron Corp.
3-Month LIBOR + 0.41%, 1.83% (A), 11/15/2019	1,000,000	1,006,372
DCP Midstream Operating, LP
6.45%, 11/03/2036 (B) (E)	250,000	275,625
Denbury Resources, Inc.
9.00%, 05/15/2021 (B)	36,000	36,810
9.25%, 03/31/2022 (B)	100,000	102,500
Endeavor Energy Resources, LP / EER Finance, Inc.
5.50%, 01/30/2026 (B)	225,000	227,813
Energy Transfer Equity, LP
4.25%, 03/15/2023	275,000	276,375
Energy Transfer Partners, LP
Fixed until 02/15/2023, 6.25% (A), 02/15/2023 (D)	1,960,000	1,960,000
EnLink Midstream Partners, LP
4.85%, 07/15/2026	300,000	311,492
Enterprise Products Operating LLC
Series A,
3-Month LIBOR + 3.71%, 5.48% (A), 08/01/2066	1,200,000	1,201,800
Exxon Mobil Corp.
1.71%, 03/01/2019	200,000	198,971
Hilcorp Energy I, LP / Hilcorp Finance Co.
5.00%, 12/01/2024 (B)	275,000	276,375
Marathon Oil Corp.
2.80%, 11/01/2022	240,000	235,386

The notes are an integral part of this report. Transamerica Funds	Page 6	January 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
MEG Energy Corp.
6.38%, 01/30/2023 (B)	$ 225,000	$ 193,500
ONEOK, Inc.
4.00%, 07/13/2027	60,000	60,383
PBF Holding Co. LLC / PBF Finance Corp.
7.25%, 06/15/2025	265,000	279,138
RSP Permian, Inc.
5.25%, 01/15/2025	250,000	259,375
Sanchez Energy Corp.
6.13%, 01/15/2023 (E)	250,000	218,125
SemGroup Corp.
7.25%, 03/15/2026 (B)	275,000	284,625
Shelf Drilling Holdings, Ltd.
8.25%, 02/15/2025 (C)	100,000	101,500
Southwestern Energy Co.
7.50%, 04/01/2026	250,000	261,562
SunCoke Energy Partners, LP / SunCoke Energy Partners Finance Corp.
7.50%, 06/15/2025 (B)	275,000	288,062
Sunoco Logistics Partners Operations, LP
5.40%, 10/01/2047	100,000	102,453
Total Capital International SA
2.88%, 02/17/2022	300,000	300,921
Western Gas Partners, LP
4.65%, 07/01/2026	330,000	339,915
Williams Partners, LP
3.75%, 06/15/2027	250,000	248,242

		10,435,589

Paper & Forest Products - 0.1%
Cascades, Inc.
5.50%, 07/15/2022 (B)	61,000	62,220
Georgia-Pacific LLC
3.60%, 03/01/2025 (B)	382,000	388,501

		450,721

Pharmaceuticals - 0.1%
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	67,000	64,975
Valeant Pharmaceuticals International, Inc.
7.00%, 03/15/2024 (B)	250,000	265,860

		330,835

Professional Services - 0.1%
Everi Payments, Inc.
7.50%, 12/15/2025 (B)	250,000	257,500

Real Estate Management & Development - 0.2%
Greystar Real Estate Partners LLC
5.75%, 12/01/2025 (B)	275,000	282,562
Kennedy-Wilson, Inc.
5.88%, 04/01/2024	250,000	256,250
Realogy Group LLC / Realogy Co-Issuer Corp.
4.88%, 06/01/2023 (B)	260,000	257,153

		795,965

Semiconductors & Semiconductor Equipment - 0.2%
Entegris, Inc.
4.63%, 02/10/2026 (B)	250,000	250,938

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.
2.35%, 05/11/2022	$ 250,000	$ 246,444
QUALCOMM, Inc.
2.10%, 05/20/2020	285,000	282,304

		779,686

Software - 0.3%
Microsoft Corp.
1.10%, 08/08/2019	500,000	491,979
2.40%, 02/06/2022	500,000	494,890

		986,869

Specialty Retail - 0.2%
Advance Auto Parts, Inc.
5.75%, 05/01/2020	137,000	145,012
Asbury Automotive Group, Inc.
6.00%, 12/15/2024	74,000	76,960
AutoNation, Inc.
3.80%, 11/15/2027	91,000	87,896
O’Reilly Automotive, Inc.
3.55%, 03/15/2026	200,000	198,830
Staples, Inc.
8.50%, 09/15/2025 (B)	300,000	289,875

		798,573

Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.
2.45%, 08/04/2026	89,000	83,513
Dell International LLC / EMC Corp.
3.48%, 06/01/2019 (B)	230,000	232,033
6.02%, 06/15/2026 (B)	275,000	300,740
Diebold Nixdorf, Inc.
8.50%, 04/15/2024	100,000	105,650
Seagate HDD Cayman
4.75%, 01/01/2025	270,000	268,225
Western Digital Corp.
4.75%, 02/15/2026 (C)	340,000	344,250
10.50%, 04/01/2024	225,000	263,025

		1,597,436

Thrifts & Mortgage Finance - 0.1%
Astoria Financial Corp.
3.50%, 06/08/2020	300,000	301,021

Trading Companies & Distributors - 0.0% (F)
GATX Corp.
3.25%, 09/15/2026	140,000	134,069

Wireless Telecommunication Services - 0.3%
Sprint Corp.
7.13%, 06/15/2024	780,000	791,053
T-Mobile USA, Inc.
4.75%, 02/01/2028	163,000	163,611
U.S. Cellular Corp.
6.70%, 12/15/2033	8,000	8,490

		963,154

Total Corporate Debt Securities (Cost $105,237,157)		106,863,781

The notes are an integral part of this report. Transamerica Funds	Page 7	January 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 6.6%
Argentina - 2.5%
Argentina Republic Government International Bond
6.88%, 04/22/2021	$ 1,800,000	$ 1,919,700
7.13%, 07/06/2036	5,000,000	5,115,000
7.50%, 04/22/2026	1,170,000	1,284,660
7.63%, 04/22/2046	300,000	316,800

		8,636,160

Indonesia - 2.1%
Indonesia Treasury Bond
8.25%, 07/15/2021	IDR 29,700,000,000	2,405,581
8.38%, 03/15/2024	29,000,000,000	2,455,323
10.00%, 02/15/2028	1,800,000,000	168,052
10.50%, 08/15/2030	22,200,000,000	2,147,554

		7,176,510

Peru - 1.6%
Peru Government Bond
5.70%, 08/12/2024	PEN 6,600,000	2,268,023
Peru Government International Bond
6.35%, 08/12/2028 (B)	9,710,000	3,428,989

		5,697,012

Supranational - 0.1%
European Investment Bank
1.38%, 06/15/2020	$ 500,000	488,850

Uruguay - 0.3%
Uruguay Government International Bond
9.88%, 06/20/2022 (B)	UYU 24,500,000	894,678

Total Foreign Government Obligations (Cost $21,953,954)		22,893,210

LOAN ASSIGNMENTS - 12.7%
Aerospace & Defense - 0.4%
Accudyne Industries LLC
Term Loan,
1-Month LIBOR + 3.75%, 5.32% (A), 08/16/2024	$ 47,957	48,351
Alion Science and Technology Corp.
Term Loan B,
TBD, 08/19/2021 (C) (G)	466,462	466,850
Doncasters Finance US LLC
Term Loan,
3-Month LIBOR + 3.50%, 5.19% (A), 04/09/2020	420,937	413,570
TransDigm, Inc.
Term Loan E,
1-Month LIBOR + 2.75%, 4.32% (A), 05/14/2022	247,564	249,653
Term Loan F,
3-Month LIBOR + 2.75%, 4.36% (A), 06/09/2023	74,436	75,025

		1,253,449

	Principal	Value
LOAN ASSIGNMENTS (continued)
Airlines - 0.2%
American Airlines, Inc.
Term Loan,
1-Month LIBOR + 2.00%, 3.56% (A), 12/14/2023	$ 371,250	$ 372,364
United Airlines, Inc.
Term Loan,
3-Month LIBOR + 2.00%, 3.77% (A), 04/01/2024	251,904	252,974

		625,338

Auto Components - 0.4%
American Axle and Manufacturing, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 3.82% (A), 04/06/2024	226,999	227,637
DexKo Global, Inc.
Delayed Draw Term Loan,
TBD, 07/24/2024 (C) (G)	3,114	3,145
Term Loan,
TBD, 07/24/2024 (C) (G)	1,868	1,887
2-Month LIBOR + 3.50%, 5.25% (A), 07/24/2024	160,815	162,424
Federal-Mogul Holdings Corp.
Term Loan C,
1-Month LIBOR + 3.75%, 5.31% (A), 04/15/2021	275,558	277,568
Tower Automotive Holdings USA LLC
Term Loan B,
1-Month LIBOR + 2.75%, 4.31% (A), 03/07/2024	426,457	428,189
USI, Inc.
Term Loan,
3-Month LIBOR + 3.00%, 4.69% (A), 05/16/2024	397,408	399,147

		1,499,997

Automobiles - 0.1%
Belron SA
Term Loan B,
3-Month LIBOR + 2.50%, 3.89% (A), 11/07/2024	30,311	30,652
I-Logic Technologies Bidco Ltd.
Term Loan B,
TBD, 12/05/2024 (C) (G)	128,530	129,173

		159,825

Biotechnology - 0.1%
Grifols Worldwide Operations USA, Inc.
Term Loan,
1-Week LIBOR + 2.25%, 3.72% (A), 01/31/2025	372,188	374,421

The notes are an integral part of this report. Transamerica Funds	Page 8	January 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Building Products - 0.2%
C.H.I. Overhead Doors, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 4.94% (A), 07/29/2022	$ 346,547	$ 346,980
LJSS Acquisition, Inc.
Term Loan,
1-Month LIBOR + 3.75%, 5.30% (A), 12/06/2024	193,695	194,664
NCI Building Systems, Inc.
Term Loan,
TBD, 01/26/2025 (C) (G)	23,936	23,988

		565,632

Capital Markets - 0.1%
Duff & Phelps Corp.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 4.94% (A), 10/14/2024	51,713	51,713
Term Loan B,
TBD, 3-Month LIBOR + 3.25%, , 11/29/2024 (C) (G)	127,785	129,063
LPL Holdings, Inc.
1st Lien Term Loan B,
3-Month LIBOR + 2.25%, 3.81% (A), 09/23/2024	141,874	142,583
Paradigm Acquisition Corp.
1st Lien Term Loan,
3-Month LIBOR + 4.25%, 5.94% (A), 10/11/2024	76,956	77,533

		400,892

Chemicals - 0.5%
Ashland, Inc.
Term Loan B,
1-Month LIBOR + 2.00%, 3.57% (A), 05/24/2024	39,641	40,001
Axalta Coating Systems US Holdings, Inc.
Term Loan,
3-Month LIBOR + 2.00%, 3.69% (A), 06/01/2024	77,881	78,367
Charter NEX US Holdings, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 4.82% (A), 05/16/2024	378,433	379,694
H.B. Fuller Co.
Term Loan B,
1-Month LIBOR + 2.25%, 3.81% (A), 10/20/2024	163,525	164,728
Ineos US Finance LLC
Term Loan B,
1-Month LIBOR + 2.00%, 3.57% (A), 03/31/2024	277,040	278,295

	Principal	Value
LOAN ASSIGNMENTS (continued)
Chemicals (continued)
MacDermid, Inc.
Term Loan B6,
1-Month LIBOR + 3.00%, 4.57% (A), 06/07/2023	$ 276,676	$ 278,521
PQ Corporation
Term Loan B,
TBD, 02/08/2025 (C) (G)	177,598	178,930
Trinseo Materials Operating SCA
Term Loan,
1-Month LIBOR + 2.50%, 4.07% (A), 09/06/2024	68,357	68,972
Unifrax Corp.
Term Loan B,
3-Month LIBOR + 3.50%, 5.19% (A), 04/04/2024	94,284	95,050
Venator Materials Corp.
Term Loan B,
1-Month LIBOR + 3.00%, 4.57% (A), 08/08/2024	27,217	27,319

		1,589,877

Commercial Services & Supplies - 0.3%
Aramark Services, Inc.
Term Loan B1,
1-Month LIBOR + 2.00%, 3.57% (A), 03/11/2025	18,208	18,345
Asurion LLC
Term Loan B5,
1-Month LIBOR + 3.00%, 4.57% (A), 11/03/2023	59,748	60,164
Clean Harbors, Inc.
Term Loan B,
1-Month LIBOR + 2.00%, 3.57% (A), 06/27/2024	34,609	34,717
Core & Main LP,
Term Loan B,
6-Month LIBOR + 3.00%, 4.46% (A), 08/01/2024	18,260	18,362
Garda World Security Corp.
Term Loan,
3-Month LIBOR + 3.50%, 4.97% (A), 05/24/2024	224,878	226,565
Multi-Color Corp.
Term Loan B,
1-Month LIBOR + 2.25%, 3.82% (A), 10/31/2024	14,892	14,967
Safe Fleet Acquisition Corp.
1st Lien Term Loan,
TBD, 01/22/2025 (C) (G)	59,794	59,944
Seminole Tribe of Florida
Term Loan B,
1-Month LIBOR + 2.00%, 3.57% (A), 07/08/2024	86,524	87,024

The notes are an integral part of this report. Transamerica Funds	Page 9	January 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
West Corp.
Term Loan,
1-Month LIBOR + 4.00%, 5.57% (A), 10/10/2024 (C) (G)	$ 411,887	$ 416,349
Wrangler Buyer Corp.
Term Loan B,
1-Month LIBOR + 3.00%, 4.57% (A), 09/27/2024	92,095	92,747

		1,029,184

Construction & Engineering - 0.0% (F)
Clark Equipment Co.
Term Loan B,
3-Month LIBOR + 2.50%, 4.19% (A), 05/18/2024	32,306	32,581

Construction Materials - 0.2%
Forterra Finance LLC
Term Loan B,
1-Month LIBOR + 3.00%, 4.57% (A), 10/25/2023	607,480	576,220

Consumer Finance - 0.2%
Altice Financing SA
1st Lien Term Loan,
3-Month LIBOR + 2.75%, 4.47% (A), 01/31/2026	99,772	98,463
Term Loan B,
3-Month LIBOR + 2.75%, 4.47% (A), 07/15/2025	379,102	373,179
Altice US Finance I Corp.
Term Loan,
1-Month LIBOR + 2.25%, 3.82% (A), 07/28/2025	190,476	190,039
FGI Operating Co. LLC
Term Loan,
1-Month LIBOR + 4.25%, 5.82% (A), 04/19/2019	146,566	79,878

		741,559

Containers & Packaging - 0.2%
FPC Holdings, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 5.69% (A), 11/19/2019	194,508	193,961
ICSH, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.08% (A), 04/29/2024	248,908	249,219

	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
ICSH, Inc. (continued)
Delayed Draw Term Loan,
3-Month LIBOR + 3.50%, 4.86% (A), 04/29/2024	$ 3,601	$ 3,605
Tekni-Plex, Inc.
Term Loan B1,
1-Month LIBOR + 3.25%, 4.82% (A), 10/17/2024	70,597	71,008

		517,793

Distributors - 0.1%
American Tire Distributors Holdings, Inc.
Term Loan,
1-Month LIBOR + 4.25%, 5.82% (A), 09/01/2021	371,373	375,272
TriMark USA LLC
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.07% (A), 08/28/2024	80,648	81,320
Delayed Draw Term Loan,
TBD, 08/28/2024 (C) (G)	3,609	3,639

		460,231

Diversified Financial Services - 0.2%
AI Mistral Holdco, Ltd.
Term Loan B,
1-Month LIBOR + 3.00%, 4.57% (A), 03/09/2024	248,125	247,660
AlixPartners LLP
Term Loan B,
3-Month LIBOR + 2.75%, 4.44% (A), 04/04/2024	95,433	96,074
Camelot UK Holdco, Ltd.
Term Loan,
1-Month LIBOR + 3.25%, 4.82% (A), 10/03/2023	372,192	375,050
NAB Holdings LLC
Term Loan,
4.69% (A), 07/01/2024	93,191	93,307

		812,091

Diversified Telecommunication Services - 0.3%
CenturyLink, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.32% (A), 01/31/2025	283,401	278,854
Intelsat Jackson Holdings S.A.
Term Loan B4,
3-Month LIBOR + 4.50%, 6.19% (A), 01/14/2024	7,634	7,724

The notes are an integral part of this report. Transamerica Funds	Page 10	January 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Telecommunication Services (continued)
Intelsat Jackson Holdings SA
Term Loan B3,
3-Month LIBOR + 3.75%, 5.21% (A), 11/27/2023	$ 375,000	$ 371,585
Virgin Media Bristol LLC
Term Loan,
TBD, 1-Month LIBOR + 2.50%, , 01/15/2026 (C) (G)	400,000	402,072

		1,060,235

Electric Utilities - 0.1%
Astoria Energy LLC
Term Loan B,
1-Month LIBOR + 4.00%, 5.58% (A), 12/24/2021	462,207	464,133

Electrical Equipment - 0.1%
Gates Global LLC
Term Loan B,
3-Month LIBOR + 2.75%, 4.69% (A), 04/01/2024	376,072	378,960
Penn Engineering & Manufacturing Corp.
Term Loan B,
1-Month LIBOR + 2.75%, 4.32% (A), 06/27/2024	13,351	13,402

		392,362

Electronic Equipment, Instruments & Components - 0.0% (F)
Excelitas Technologies Corp.
1st Lien Term Loan,
5.16% (A), 12/02/2024	36,019	36,379

Energy Equipment & Services - 0.2%
Entergy Rhode Island State Energy, LP
Term Loan B,
1-Month LIBOR + 4.75%, 6.33% (A), 12/17/2022	384,693	385,895
Hi-Crush Partners, LP
Term Loan B,
3-month LIBOR + 3.75%, 5.41% (A), 12/18/2024	227,970	227,400
TerraForm Power Operating LLC
Term Loan B,
3-Month LIBOR + 2.75%, 4.15% (A), 11/08/2022	39,620	40,016

		653,311

Equity Real Estate Investment Trusts - 0.4%
ESH Hospitality, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 3.82% (A), 08/30/2023	270,149	272,091
Geo Group, Inc.
Term Loan B,
3-Month LIBOR + 2.25%, 3.95% (A), 03/22/2024	238,825	240,019

	Principal	Value
LOAN ASSIGNMENTS (continued)
Equity Real Estate Investment Trusts (continued)
Quality Care Properties, Inc.
1st Lien Term Loan,
TBD, 10/31/2022 (C) (G)	$ 400,000	$ 403,000
RHP Hotel Properties, LP
Term Loan B,
3-month LIBOR + 2.25%, 3.67% (A), 05/11/2024	171,105	172,217
VICI Properties 1 LLC
Term Loan B,
1-Month LIBOR + 2.25%, 3.81% (A), 12/20/2024	133,407	134,371

		1,221,698

Food & Staples Retailing - 0.1%
Albertsons LLC
Term Loan B6,
3-Month LIBOR + 3.00%, 4.46% (A), 06/22/2023	348,014	345,334

Food Products - 0.0% (F)
Post Holdings, Inc.
Series A, Term Loan,
1-Month LIBOR + 2.25%, 3.83% (A), 05/24/2024	136,457	137,118

Gas Utilities - 0.0% (F)
TPF II Power LLC
Term Loan B,
1-Month LIBOR + 3.75%, 5.32% (A), 10/02/2023	107,422	108,765

Health Care Equipment & Supplies - 0.1%
Immucor, Inc.
Term Loan B,
2-Month LIBOR + 5.00%, 6.65% (A), 06/15/2021	100,182	101,935
Mallinckrodt International Finance SA
Term Loan B,
3-Month LIBOR + 2.75%, 4.44% (A), 09/24/2024	217,965	217,352

		319,287

Health Care Providers & Services - 1.0%
Air Medical Group Holdings, Inc.
Term Loan B,
3-Month LIBOR + 3.25%, 4.94% (A), 04/28/2022	248,092	249,952
Term Loan B2,
TBD, 09/07/2024 (C) (G)	67,363	68,193
Community Health Systems, Inc.
Term Loan H,
3-Month LIBOR + 3.00%, 4.48% (A), 01/27/2021	332,736	326,082

The notes are an integral part of this report. Transamerica Funds	Page 11	January 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
Envision Healthcare Corp.
Term Loan B,
1-Month LIBOR + 3.00%, 4.58% (A), 12/01/2023	$ 77,959	$ 78,203
HC Group Holdings III, Inc.
Term Loan B,
1-Month LIBOR + 5.00%, 6.57% (A), 04/07/2022	248,096	250,887
MPH Acquisition Holdings LLC
Term Loan B,
3-Month LIBOR + 3.00%, 4.69% (A), 06/07/2023	475,000	477,969
Ortho-Clinical Diagnostics SA
Term Loan B,
3-Month LIBOR + 3.75%, 5.44% (A), 06/30/2021	470,573	473,711
Quorum Health Corp.
Term Loan B,
1-Month LIBOR + 6.75%, 8.32% (A), 04/29/2022	389,854	397,529
Sotera Health Holdings LLC
Term Loan B,
1-Month LIBOR + 3.00%, 4.57% (A), 05/15/2022	417,683	418,414
Surgery Center Holdings, Inc.
Term Loan B,
1-month LIBOR + 3.25%, 4.83% (A), 09/02/2024	310,921	307,909
Team Health Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.32% (A), 02/06/2024	447,938	434,219

		3,483,068

Hotels, Restaurants & Leisure - 0.8%
1011778 B.C. Unlimited Liability Co.
Term Loan B3,
1-Month LIBOR + 2.25%, 3.87% (A), 02/16/2024	107,032	107,540
Arby’s Restaurant Group, Inc.
1st Lien Term Loan,
TBD, 02/25/2025 (C) (G)	169,266	171,171
Belmond Interfin Ltd., Dollar
Term Loan,
1-Month LIBOR + 2.75%, 4.32% (A), 07/03/2024	96,438	96,619
Boyd Gaming Corp.
Term Loan B3,
1-Week LIBOR + 2.50%, 3.97% (A), 09/15/2023	289,603	291,413
Caesars Resort Collection LLC
1st Lien Term Loan B,
1-Month LIBOR + 2.75%, 4.32% (A), 12/22/2024	331,585	335,384

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
ClubCorp Club Operations, Inc.
Term Loan,
3-Month LIBOR + 3.25%, 4.94% (A), 09/18/2024	$ 155,175	$ 156,169
Eldorado Resorts LLC
Term Loan B,
1-Month LIBOR + 2.25%, 3.84% (A), 04/17/2024	205,363	205,363
Golden Nugget, Inc.
Term Loan,
2-month LIBOR + 3.25%, 4.88% (A), 10/04/2023	317,500	321,121
Mohegan Tribal Gaming Authority
Term Loan B,
1-Month LIBOR + 4.00%, 5.57% (A), 10/13/2023	290,141	292,438
Scientific Games International, Inc.
Term Loan B4,
1-Month LIBOR + 3.25%, 4.82% (A), 08/14/2024	65,313	65,651
SeaWorld Parks & Entertainment, Inc.
Term Loan B5,
TBD, 3-Month LIBOR + 3.00%, , 03/31/2024 (C) (G)	400,000	399,400
Station Casinos LLC
Term Loan B,
1-Month LIBOR + 2.50%, 4.07% (A), 06/08/2023	235,313	236,254

		2,678,523

Household Durables - 0.2%
LTI Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.75%, 6.32% (A), 05/16/2024	357,914	361,940
Serta Simmons Bedding LLC
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 5.13% (A), 11/08/2023	297,744	290,248

		652,188

Household Products - 0.0% (F)
Diamond BV
Term Loan,
2-Month LIBOR + 3.00%, 4.65% (A), 09/06/2024	78,241	78,046

Independent Power & Renewable Electricity Producers - 0.3%
Calpine Construction Finance Co., LP
Term Loan B,
1-month LIBOR + 2.500%, 4.07% (A), 01/15/2025	144,035	144,665

The notes are an integral part of this report. Transamerica Funds	Page 12	January 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Independent Power & Renewable Electricity Producers (continued)
Dynegy, Inc.
Term Loan C2,
1-Month LIBOR + 2.75%, 4.31% (A), 02/07/2024	$ 408,407	$ 412,321
ExGen Renewables IV LLC
Term Loan B,
3-Month LIBOR + 3.00%, 4.47% (A), 11/28/2024	27,703	28,084
Talen Energy Supply LLC
Term Loan B2,
1-Month LIBOR + 4.00%, 5.57% (A), 04/15/2024	380,168	382,924

		967,994

Industrial Conglomerates - 0.1%
Opal Acquisition, Inc.
Term Loan B,
3-Month LIBOR + 4.00%, 5.69% (A), 11/27/2020	446,445	430,819

Insurance - 0.4%
Alliant Holdings I, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 4.82% (A), 08/12/2022	206,386	207,723
Cunningham Lindsey U.S., Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.75%, 5.44% (A), 12/10/2019	247,342	247,032
Hub International, Ltd.
Term Loan B,
3-Month LIBOR + 3.00%, 4.41% (A), 10/02/2020	201,074	202,381
Hyperion Insurance Group, Ltd.
Term Loan,
1-Month LIBOR + 3.50%, 5.13% (A), 12/20/2024	121,212	121,894
NFP Corp.
Term Loan B,
1-Month LIBOR + 3.00%, 4.57% (A), 01/08/2024 (C) (G)	37,140	37,437
Sedgwick Claims Management Services, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 4.32% (A), 03/01/2021	396,907	398,065
2nd Lien Term Loan,
TBD, 02/28/2022 (C) (G)	9,912	10,036

		1,224,568

IT Services - 0.6%
Allied Universal Holdco LLC
Term Loan,
3-Month LIBOR + 3.75%, 5.44% (A), 07/28/2022	397,975	394,119

	Principal	Value
LOAN ASSIGNMENTS (continued)
IT Services (continued)
First Data Corp.
Term Loan,
1-Month LIBOR + 2.25%, 3.81% (A), 04/26/2024	$ 519,394	$ 522,965
Harland Clarke Holdings Corp.
Term Loan B7,
3-Month LIBOR + 4.75%, 6.44% (A), 11/03/2023	271,710	274,936
MoneyGram International, Inc.
Term Loan B,
TBD, 3-Month LIBOR + 3.25%, , 03/27/2020 (C) (G)	425,000	424,646
Tempo Acquisition LLC
Term Loan,
1-Month LIBOR + 3.00%, 4.57% (A), 05/01/2024	338,174	339,724
Vantiv LLC
Term Loan B4,
3-Month LIBOR + 2.00%, 3.56% (A), 08/09/2024	41,071	41,322
VeriFone, Inc.
Term Loan B,
TBD, 01/31/2025 (C) (G)	43,151	43,366

		2,041,078

Leisure Products - 0.0% (F)
Recess Holdings, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.75%, 5.25% (A), 09/29/2024	34,631	34,782

Life Sciences Tools & Services - 0.1%
Albany Molecular Research, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 4.82% (A), 08/30/2024	38,506	38,667
Avantor, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 5.56% (A), 11/21/2024	103,226	104,548
INC Research LLC
Term Loan B,
1-Month LIBOR + 2.25%, 3.82% (A), 08/01/2024	118,223	118,642
Parexel International Corp.
Term Loan B,
1-Month LIBOR + 2.75%, 4.32% (A), 09/27/2024	30,041	30,248

		292,105

Machinery - 0.4%
Circor International, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.05% (A), 11/20/2024	150,582	151,806

The notes are an integral part of this report. Transamerica Funds	Page 13	January 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Machinery (continued)
Dynacast International LLC
Term Loan B,
3-Month LIBOR + 3.25%, 4.94% (A), 01/28/2022	$ 347,321	$ 351,663
Engineered Machinery Holdings, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 4.94% (A), 07/19/2024	61,911	61,911
Gardner Denver, Inc.
Term Loan B,
3-Month LIBOR + 2.75%, 4.44% (A), 07/30/2024	380,394	382,137
Hayward Industries, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.07% (A), 08/05/2024	23,926	24,083
MW Industries, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 5.69% (A), 09/27/2024	62,736	63,363
Rexnord LLC
Term Loan B,
1-Month LIBOR + 2.25%, 3.81% (A), 08/21/2024	149,779	150,769
Tecomet, Inc.
Term Loan,
3-Month LIBOR + 3.50%, 4.89% (A), 05/01/2024	208,831	211,180

		1,396,912

Media - 1.2%
Cable One, Inc.
Term Loan B,
3-Month LIBOR + 2.25%, 3.95% (A), 05/01/2024	18,809	18,997
Charter Communications Operating LLC
Term Loan B,
1-Month LIBOR + 2.00%, 3.58% (A), 04/30/2025	94,516	95,047
CSC Holdings LLC
1st Lien Term Loan,
1-Month LIBOR + 2.25%, 3.81% (A), 07/17/2025	483,506	484,564
Term Loan B,
TBD, 1-Month LIBOR + 2.25%, , 01/25/2026 (C) (G)	8,389	8,437
Entravision Communications Corp.
Term Loan B,
1-Month LIBOR + 2.75%, 4.32% (A), 11/29/2024	76,913	77,249

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
ION Media Networks, Inc.
Term Loan B3,
1-Month LIBOR + 2.75%, 4.33% (A), 12/18/2020	$ 232,558	$ 232,558
McGraw-Hill Global Education Holdings LLC
Term Loan B,
1-Month LIBOR + 4.00%, 5.57% (A), 05/04/2022	223,300	222,811
Meredith Corp.
Term Loan B,
TBD, 01/17/2025 (C) (G)	418,979	423,169
Numericable Group SA
Term Loan B11,
3-Month LIBOR + 2.75%, 4.52% (A), 07/31/2025	312,384	300,149
Term Loan B12,
3-Month LIBOR + 3.00%, 4.72% (A), 01/31/2026	127,744	122,741
Rentpath, Inc.
Term Loan,
1-Month LIBOR + 4.75%, 6.33% (A), 12/17/2021	371,490	372,728
Sesac Holdco II LLC
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 4.81% (A), 02/23/2024	496,250	496,870
Sinclair Television Group, Inc.
Term Loan B,
TBD, 1-Month LIBOR + 2.25%, , 12/12/2024 (C) (G)	186,104	187,655
Telenet Financing USD LLC
Term Loan AL,
1-Month LIBOR + 2.50%, 4.06% (A), 03/01/2026	114,076	114,771
Unitymedia Finance LLC
Term Loan B,
1-Month LIBOR + 2.25%, 3.81% (A), 09/30/2025	64,378	64,550
Univision Communications, Inc.
Term Loan C5,
1-Month LIBOR + 2.75%, 4.32% (A), 03/15/2024	422,614	422,813
UPC Financing Partnership
Term Loan AR,
1-Month LIBOR + 2.50%, 4.06% (A), 01/15/2026	181,924	182,834
Ziggo Secured Finance Partnership
Term Loan E,
1-Month LIBOR + 2.50%, 4.06% (A), 04/15/2025	450,000	449,679

		4,277,622

The notes are an integral part of this report. Transamerica Funds	Page 14	January 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Oil, Gas & Consumable Fuels - 0.3%
Energy Transfer Equity, LP
Term Loan B,
1-Month LIBOR + 2.00%, 3.56% (A), 02/02/2024	$ 256,262	$ 256,902
Medallion Midland Acquisition LLC
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 4.82% (A), 10/30/2024	75,424	75,896
MEG Energy Corp.
Term Loan B,
3-Month LIBOR + 3.50%, 5.20% (A), 12/31/2023	496,250	497,904
TEX Operations Co. LLC
Term Loan B,
3-Month LIBOR + 2.75%, 4.07% (A), 08/04/2023	241,843	243,354
Term Loan C,
3-Month LIBOR + 2.75%, 4.06% (A), 08/04/2023	42,857	43,125
Traverse Midstream Partners LLC
Term Loan,
6-Month LIBOR + 4.00%, 5.85% (A), 09/27/2024	65,359	66,209

		1,183,390

Personal Products - 0.1%
Atrium Innovations, Inc.
Term Loan,
3-Month LIBOR + 3.25%, 4.94% (A), 02/13/2021	370,843	370,997

Pharmaceuticals - 0.4%
Alphabet Holding Co., Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 5.07% (A), 09/26/2024 (C) (G)	455,957	450,371
Alvogen Pharma US, Inc.
Term Loan,
1-Month LIBOR + 5.00%, 6.57% (A), 04/02/2022	346,635	345,985
Endo Luxembourg Finance Co. I SARL
Term Loan B,
1-Month LIBOR + 4.25%, 5.88% (A), 04/29/2024	195,245	195,489
Valeant Pharmaceuticals International, Inc.
Series F4, Term Loan B,
1-Month LIBOR + 3.50%, 5.06% (A), 04/01/2022	221,212	224,364

		1,216,209

	Principal	Value
LOAN ASSIGNMENTS (continued)
Professional Services - 0.3%
Cast and Crew Payroll LLC
1st Lien Term Loan B,
3-Month LIBOR + 3.00%, 4.70% (A), 09/27/2024	$ 157,096	$ 158,275
Everi Payments, Inc.
Term Loan B,
3-Month LIBOR + 3.50%, 4.98% (A), 05/09/2024	436,097	439,549
IBC Capital, Ltd.
1st Lien Term Loan,
3-Month LIBOR + 3.75%, 5.29% (A), 09/09/2021	393,334	395,054
Prometric, Inc.
1st Lien Term Loan,
TBD, 01/29/2025 (C) (G)	82,297	83,223

		1,076,101

Real Estate Management & Development - 0.1%
CityCenter Holdings LLC
Term Loan B,
1-Month LIBOR + 2.50%, 4.07% (A), 04/18/2024	247,055	248,753
Realogy Corp.
Term Loan B,
TBD, 01/25/2025 (C) (G)	30,320	30,548

		279,301

Road & Rail - 0.1%
Fly Funding II SARL
Term Loan B,
3-Month LIBOR + 2.00%, 3.40% (A), 02/09/2023	288,750	289,592
PODS LLC
Term Loan B3,
1-Month LIBOR + 3.00%, 4.56% (A), 12/06/2024	28,060	28,329

		317,921

Semiconductors & Semiconductor Equipment - 0.1%
MaxLinear, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 4.06% (A), 05/12/2024	352,382	354,144

Software - 1.1%
Almonde, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 4.98% (A), 06/13/2024	418,878	421,169
Applied Systems, Inc.
2nd Lien Term Loan,
3-Month LIBOR + 7.00%, 8.69% (A), 09/19/2025	14,232	14,721

The notes are an integral part of this report. Transamerica Funds	Page 15	January 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
Barracuda Networks, Inc.
1st Lien Term Loan,
TBD, 01/03/2025 (C) (G)	$ 29,567	$ 29,811
BMC Software Finance, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 4.82% (A), 09/10/2022	247,065	248,025
Cypress Intermediate Holdings III, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 4.58% (A), 04/27/2024	336,808	338,240
Epicor Software Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 5.33% (A), 06/01/2022	498,721	500,245
Term Loan B,
TBD, 1-Month LIBOR + 3.75%, , 06/01/2022 (C) (G)	32,258	32,465
Houghton Mifflin Harcourt Publishing Co.
Term Loan B,
1-Month LIBOR + 3.00%, 4.57% (A), 05/31/2021	346,699	326,185
Infor, Inc.
Term Loan B6,
3-Month LIBOR + 2.75%, 4.44% (A), 02/01/2022	471,438	473,697
Informatica Corp.
Term Loan,
3-Month LIBOR + 3.25%, 4.94% (A), 08/05/2022	253,936	255,206
MA FinanceCo., LLC
Term Loan B3,
1-Month LIBOR + 2.75%, 4.32% (A), 06/21/2024	11,357	11,385
McAfee LLC
Term Loan B,
1-Month LIBOR + 4.50%, 6.07% (A), 09/30/2024	33,898	34,209
Seattle Spinco, Inc.
Term Loan B3,
1-Month LIBOR + 2.75%, 4.32% (A), 06/21/2024	76,694	76,886
Sophia, LP
Term Loan B,
3-Month LIBOR + 3.25%, 4.94% (A), 09/30/2022	516,017	518,984
VF Holding Corp.
Term Loan,
1-Month LIBOR + 3.25%, 4.82% (A), 06/30/2023	347,362	350,112

		3,631,340

	Principal	Value
LOAN ASSIGNMENTS (continued)
Specialty Retail - 0.3%
Bass Pro Group LLC
Term Loan B,
1-Month LIBOR + 5.00%, 6.57% (A), 09/25/2024 (C) (G)	$ 108,258	$ 108,583
Michaels Stores, Inc.
Term Loan B1,
1-Month LIBOR + 2.75%, 4.32% (A), 01/30/2023	519,756	523,085
Staples, Inc.
Term Loan B,
3-Month LIBOR + 4.00%, 5.49% (A), 09/12/2024 (C) (G)	422,493	420,249

		1,051,917

Technology Hardware, Storage & Peripherals - 0.1%
Diebold, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 4.31% (A), 11/06/2023	446,625	448,300

Textiles, Apparel & Luxury Goods - 0.0% (F)
Varsity Brands, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 5.07% (A), 12/15/2024	77,505	78,401

Trading Companies & Distributors - 0.1%
BakerCorp International, Inc.
Term Loan,
3-Month LIBOR + 3.00%, 4.77% (A), 02/07/2020	297,156	295,298
Beacon Roofing Supply, Inc.
Term Loan B,
3-Month LIBOR + 2.25%, 3.82% (A), 01/02/2025	32,915	33,115
Univar, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 4.07% (A), 07/01/2024	124,211	125,376

		453,789

Wireless Telecommunication Services - 0.1%
Sprint Communications, Inc.
1st Lien Term Loan B,
1-Month LIBOR + 2.50%, 4.13% (A), 02/02/2024	297,750	298,308

Total Loan Assignments (Cost $43,610,736)		43,695,535

U.S. GOVERNMENT AGENCY OBLIGATION - 0.5%
Federal National Mortgage Association
4.00%, 07/01/2047	1,686,471	1,744,587

Total U.S. Government Agency Obligation (Cost $1,749,186)		1,744,587

The notes are an integral part of this report. Transamerica Funds	Page 16	January 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 7.8%
U.S. Treasury - 0.6%
U.S. Treasury Note
1.38%, 07/31/2019	$ 750,000	$ 742,324
2.13%, 02/29/2024	500,000	486,055
2.25%, 11/15/2027	781,000	749,546

		1,977,925

U.S. Treasury Inflation-Protected Securities - 7.2%
U.S. Treasury Inflation-Indexed Bond
0.88%, 02/15/2047	306,558	313,294
1.00%, 02/15/2046	1,249,248	1,315,101
1.75%, 01/15/2028	588,720	652,308
2.50%, 01/15/2029	2,604,556	3,113,184
3.88%, 04/15/2029	2,475,792	3,327,701
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2019 - 07/15/2026	11,167,688	11,019,031
0.25%, 01/15/2025	1,562,160	1,530,588
0.38%, 07/15/2025 - 07/15/2027	923,451	909,289
0.63%, 01/15/2024 - 01/15/2026	2,770,058	2,782,972

		24,963,468

Total U.S. Government Obligations (Cost $27,246,167)		26,941,393

	Shares	Value
COMMON STOCK - 0.0% (F)
Machinery - 0.0% (F)
Ameriforge Group, Inc.	2,679	105,821

Total Common Stock (Cost $91,086)		105,821

PREFERRED STOCKS - 0.0% (F)
Banks - 0.0% (F)
Deutsche Bank Contingent Capital Trust II,
6.55%	3,000	77,220
Royal Bank of Scotland Group PLC,
Series S, 6.60%	3,000	77,100

Total Preferred Stocks (Cost $153,257)		154,320

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.2%
U.S. Treasury Bill
1.31% (H), 03/22/2018 (I)	$ 600,000	$ 598,917

Total Short-Term U.S. Government Obligation (Cost $598,947)		598,917

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (H)	8,137,045	8,137,045

Total Securities Lending Collateral (Cost $8,137,045)		8,137,045

	Principal	Value
REPURCHASE AGREEMENT - 4.5%
Fixed Income Clearing Corp., 0.54% (H), dated 01/31/2018, to be repurchased at $15,374,029 on 02/01/2018. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2020, and with a value of $15,683,340.	$ 15,373,798	15,373,798

Total Repurchase Agreement (Cost $15,373,798)		15,373,798

Total Investments (Cost $288,291,266)		290,358,005
Net Other Assets (Liabilities) - 15.9%		54,697,264

Net Assets - 100.0%		$ 345,055,269

FUTURES CONTRACTS:

Description	Long/ Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	Short	(615)	03/20/2018	$(76,476,048)	$(74,770,547)	$1,705,501	$—

The notes are an integral part of this report. Transamerica Funds	Page 17	January 31, 2018 Form N-Q

Transamerica Unconstrained Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$63,849,598	$—	$63,849,598
Corporate Debt Securities	—	106,863,781	—	106,863,781
Foreign Government Obligations	—	22,893,210	—	22,893,210
Loan Assignments	—	43,695,535	—	43,695,535
U.S. Government Agency Obligation	—	1,744,587	—	1,744,587
U.S. Government Obligations	—	26,941,393	—	26,941,393
Common Stock	105,821	—	—	105,821
Preferred Stocks	154,320	—	—	154,320
Short-Term U.S. Government Obligation	—	598,917	—	598,917
Securities Lending Collateral	8,137,045	—	—	8,137,045
Repurchase Agreement	—	15,373,798	—	15,373,798

Total Investments	$8,397,186	$281,960,819	$—	$290,358,005

Other Financial Instruments
Futures Contracts (K)	$1,705,501	$—	$—	$1,705,501

Total Other Financial Instruments	$1,705,501	$—	$—	$1,705,501

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in their description.
(B)	Securities are registered pursuant to Rule 144A of the Securities Act of 1933. Unless otherwise indicated, the securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the total value of 144A securities is $71,076,556, representing 20.6% of the Fund’s net assets.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2018. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $7,968,573. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	All or a portion of the security represents unsettled loan commitments at January 31, 2018 where the rate will be determined at time of settlement.
(H)	Rates disclosed reflect the yields at January 31, 2018.
(I)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $598,937.
(J)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.
(K)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).
(L)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2018, value of the security is $2,000,000, representing 0.6% of the Fund’s net assets.

CURRENCY ABBREVIATIONS:

IDR	Indonesian Rupiah
PEN	Peruvian Sol
UYU	Uruguayan Peso

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBD	To Be Determined

The notes are an integral part of this report. Transamerica Funds	Page 18	January 31, 2018 Form N-Q

Transamerica US Growth

SCHEDULE OF INVESTMENTS

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Aerospace & Defense - 2.4%
Boeing Co.	76,970	$ 27,275,859

Airlines - 0.5%
United Continental Holdings, Inc. (A)	88,360	5,992,575

Banks - 1.4%
M&T Bank Corp.	39,358	7,508,719
SVB Financial Group (A)	33,048	8,147,985

		15,656,704

Beverages - 1.4%
Monster Beverage Corp. (A)	236,780	16,155,499

Biotechnology - 3.1%
Biogen, Inc. (A)	26,592	9,248,964
Incyte Corp. (A)	54,182	4,892,093
Regeneron Pharmaceuticals, Inc. (A)	18,759	6,877,987
Seattle Genetics, Inc. (A)	35,600	1,861,880
TESARO, Inc. (A)	42,502	2,867,185
Vertex Pharmaceuticals, Inc. (A)	53,322	8,897,842

		34,645,951

Building Products - 0.7%
Fortune Brands Home & Security, Inc.	115,832	8,215,964

Capital Markets - 1.7%
BlackRock, Inc.	16,460	9,247,228
Intercontinental Exchange, Inc.	143,271	10,579,131

		19,826,359

Chemicals - 1.9%
PPG Industries, Inc.	125,933	14,952,025
Sherwin-Williams Co.	16,038	6,689,610

		21,641,635

Consumer Finance - 1.0%
Capital One Financial Corp.	107,905	11,217,804

Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	281,111	15,199,672

Electrical Equipment - 1.7%
AMETEK, Inc.	141,599	10,804,004
Eaton Corp. PLC	99,006	8,313,534

		19,117,538

Electronic Equipment, Instruments & Components - 1.3%
CDW Corp.	107,344	8,028,258
IPG Photonics Corp. (A)	26,206	6,602,601

		14,630,859

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	79,540	15,499,960

Food Products - 0.6%
Blue Buffalo Pet Products, Inc. (A) (B)	186,298	6,330,406

Health Care Equipment & Supplies - 3.3%
Baxter International, Inc.	147,489	10,623,633
Boston Scientific Corp. (A)	333,767	9,332,125

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Hologic, Inc. (A)	174,657	$ 7,457,854
Medtronic PLC	118,250	10,156,492

		37,570,104

Health Care Providers & Services - 3.6%
Aetna, Inc.	66,356	12,396,628
UnitedHealth Group, Inc.	118,889	28,150,537

		40,547,165

Hotels, Restaurants & Leisure - 2.0%
Hilton Worldwide Holdings, Inc.	142,519	12,206,753
Starbucks Corp.	194,951	11,075,166

		23,281,919

Household Durables - 1.0%
Mohawk Industries, Inc. (A)	38,788	10,901,755

Household Products - 1.0%
Colgate-Palmolive Co.	150,391	11,165,028

Insurance - 0.9%
Allstate Corp.	104,752	10,346,355

Internet & Direct Marketing Retail - 7.8%
Amazon.com, Inc. (A)	33,571	48,707,828
Netflix, Inc. (A)	50,749	13,717,455
Priceline Group, Inc. (A)	9,997	19,114,764
Wayfair, Inc., Class A (A)	72,580	6,678,086

		88,218,133

Internet Software & Services - 11.8%
Alphabet, Inc., Class A (A)	43,994	52,010,587
Alphabet, Inc., Class C (A)	20,466	23,943,992
Facebook, Inc., Class A (A)	228,747	42,750,527
GoDaddy, Inc., Class A (A)	271,046	14,969,870

		133,674,976

IT Services - 6.3%
FleetCor Technologies, Inc. (A)	58,547	12,441,237
Global Payments, Inc.	117,632	13,148,905
Mastercard, Inc., Class A	209,200	35,354,800
PayPal Holdings, Inc. (A)	121,122	10,334,129

		71,279,071

Life Sciences Tools & Services - 1.4%
Thermo Fisher Scientific, Inc.	72,684	16,289,211

Machinery - 3.8%
Gardner Denver Holdings, Inc. (A)	189,952	6,568,540
Illinois Tool Works, Inc.	59,186	10,278,833
Middleby Corp. (A)	50,640	6,900,206
Nordson Corp.	64,628	9,288,336
Snap-on, Inc.	61,532	10,541,047

		43,576,962

Media - 2.4%
Comcast Corp., Class A	636,409	27,066,475

Multiline Retail - 1.4%
Dollar Tree, Inc. (A)	134,889	15,512,235

Oil, Gas & Consumable Fuels - 0.7%
Continental Resources, Inc. (A)	141,880	7,878,596

The notes are an integral part of this report. Transamerica Funds	Page 1	January 31, 2018 Form N-Q

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Personal Products - 1.2%
Estee Lauder Cos., Inc., Class A	96,950	$ 13,084,372

Pharmaceuticals - 2.0%
Allergan PLC	61,386	11,065,440
Bristol-Myers Squibb Co.	181,464	11,359,647

		22,425,087

Professional Services - 1.2%
Equifax, Inc.	47,405	5,922,307
IHS Markit, Ltd. (A)	153,944	7,347,747

		13,270,054

Road & Rail - 1.5%
JB Hunt Transport Services, Inc.	71,274	8,612,037
Norfolk Southern Corp.	57,241	8,636,522

		17,248,559

Semiconductors & Semiconductor Equipment - 3.4%
Lam Research Corp.	57,167	10,948,624
Micron Technology, Inc. (A)	180,156	7,876,420
NVIDIA Corp.	50,177	12,333,507
QUALCOMM, Inc.	113,546	7,749,514

		38,908,065

Software - 7.7%
Adobe Systems, Inc. (A)	89,729	17,924,265
Microsoft Corp.	362,681	34,458,322
salesforce.com, Inc. (A)	158,059	18,004,500
SS&C Technologies Holdings, Inc.	119,342	6,000,516
Workday, Inc., Class A (A)	94,721	11,356,101

		87,743,704

Specialty Retail - 1.3%
TJX Cos., Inc.	188,634	15,151,083

Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	394,210	66,002,580
NetApp, Inc.	189,318	11,643,057

		77,645,637

Textiles, Apparel & Luxury Goods - 4.0%
NIKE, Inc., Class B	326,205	22,253,705
Under Armour, Inc., Class C (A) (B)	624,314	8,022,435
VF Corp.	182,754	14,828,660

		45,104,800

Tobacco - 1.1%
Altria Group, Inc.	171,271	12,047,202

Total Common Stocks (Cost $696,801,374)		1,111,343,333

SECURITIES LENDING COLLATERAL - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 1.31% (C)	11,536,026	11,536,026

Total Securities Lending Collateral (Cost $11,536,026)		11,536,026

	Principal	Value
REPURCHASE AGREEMENT - 2.1%

Fixed Income Clearing Corp., 0.54% (C), dated 01/31/2018, to be repurchased at $24,207,076 on 02/01/2018. Collateralized by a U.S. Government Obligation, 1.42%, due 04/26/2018, and with a value of $24,693,465.

	$ 24,206,713	$ 24,206,713

Total Repurchase Agreement (Cost $24,206,713)		24,206,713

Total Investments (Cost $732,544,113)		1,147,086,072
Net Other Assets (Liabilities) - (1.2)%		(13,132,964)

Net Assets - 100.0%		$ 1,133,953,108

The notes are an integral part of this report. Transamerica Funds	Page 2	January 31, 2018 Form N-Q

Transamerica US Growth

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

SECURITY VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,111,343,333	$—	$—	$1,111,343,333
Securities Lending Collateral	11,536,026	—	—	11,536,026
Repurchase Agreement	—	24,206,713	—	24,206,713

Total Investments	$1,122,879,359	$24,206,713	$—	$1,147,086,072

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $11,214,643. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at January 31, 2018.
(D)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended January 31, 2018. Please reference the Security Valuation section of the Notes to Schedules of Investments for more information regarding security valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3	January 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS

At January 31, 2018

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The funds (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are listed below.

Fund	Fund
ClearTrack® 2015	Transamerica Government Money Market (“Government Money Market”)
ClearTrack® 2020	Transamerica Growth (“Growth”)
ClearTrack® 2025	Transamerica High Quality Bond (“High Quality Bond”)
ClearTrack® 2030	Transamerica High Yield Bond (“High Yield Bond”)
Transamerica High Yield Muni (“High Yield Muni”)
ClearTrack® 2035	Transamerica Inflation Opportunities (“Inflation Opportunities”)
ClearTrack® 2040	Transamerica Inflation-Protected Securities (“Inflation-Protected Securities”)
ClearTrack® 2045	Transamerica Intermediate Bond (“Intermediate Bond”)
ClearTrack® 2050	Transamerica Intermediate Muni (“Intermediate Muni”)
ClearTrack® 2055	Transamerica International Equity (“International Equity”)
ClearTrack® 2060	Transamerica International Equity Opportunities (“International Equity Opportunities”)
ClearTrack® Retirement Income	Transamerica International Small Cap (“International Small Cap”)
Transamerica Asset Allocation – Conservative Portfolio (“Asset Allocation – Conservative”)	Transamerica International Small Cap Value (“International Small Cap Value”)
Transamerica Asset Allocation – Growth Portfolio (“Asset Allocation – Growth”)	Transamerica Large Cap Value (“Large Cap Value”)
Transamerica Asset Allocation – Moderate Growth Portfolio (“Asset Allocation – Moderate Growth”)	Transamerica Large Core (“Large Cap Core”)
Transamerica Asset Allocation – Moderate Portfolio (“Asset Allocation – Moderate”)	Transamerica Large Growth (“Large Growth”)
Transamerica Asset Allocation Intermediate Horizon (“Intermediate Horizon”)	Transamerica Large Value Opportunities (“Large Value Opportunities”)
Transamerica Asset Allocation Long Horizon (“Long Horizon”)	Transamerica Long/Short Strategy (“Long/Short Strategy”)
Transamerica Asset Allocation Short Horizon (“Short Horizon”)	Transamerica Managed Futures Strategy (“Managed Futures Strategy”)
Transamerica Balanced II (“Balanced II”)	Transamerica Mid Cap Growth (“Mid Cap Growth”)
Transamerica Bond (“Bond”)	Transamerica Mid Cap Value (“Mid Cap Value”)
Transamerica Capital Growth (“Capital Growth”)	Transamerica Mid Cap Value Opportunities (“Mid Cap Value Opportunities”)
Transamerica Concentrated Growth (“Concentrated Growth”)	Transamerica MLP & Energy Income (“MLP & Energy Income”)
Transamerica Core Bond (“Core Bond”)	Transamerica Multi-Cap Growth (“Multi-Cap Growth”)
Transamerica Developing Markets Equity (“Developing Markets Equity”)	Transamerica Multi-Managed Balanced (“Multi-Managed Balanced”)
Transamerica Dividend Focused (“Dividend Focused”)	Transamerica Multi-Manager Alternative Strategies Portfolio (“Multi-Manager Alternative Strategies”)
Transamerica Dynamic Allocation (“Dynamic Allocation”)	Transamerica Short-Term Bond (“Short-Term Bond”)
Transamerica Dynamic Income (“Dynamic Income”)	Transamerica Small Cap Core (“Small Cap Core”)
Transamerica Emerging Markets Debt (“Emerging Markets Debt”)	Transamerica Small Cap Growth (“Small Cap Growth”)
Transamerica Emerging Markets Equity (“Emerging Markets Equity”)	Transamerica Small Cap Value (“Small Cap Value”)
Transamerica Event Driven (“Event Driven”)	Transamerica Small/Mid Cap Value (“Small/Mid Cap Value”)
Transamerica Flexible Income (“Flexible Income”)	Transamerica Strategic High Income (“Strategic High Income”)
Transamerica Floating Rate (“Floating Rate”)	Transamerica Total Return (“Total Return”)
Transamerica Global Equity (“Global Equity”)	Transamerica Unconstrained Bond (“Unconstrained Bond”)
Transamerica Global Multifactor Macro (“Global Multifactor Macro”)	Transamerica US Growth (“US Growth”)
Transamerica Global Real Estate Securities (“Global Real Estate Securities”)

Transamerica Funds	Page 1	January 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

1. ORGANIZATION (continued)

Emerging Markets Debt, Event Driven, Global Multifactor Macro, Global Real Estate Securities, High Yield Muni, Managed Futures Strategy, and MLP & Energy Income are “non-diversified” Funds, as defined under the 1940 Act.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of fund investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

2. BASIS FOR CONSOLIDATION

Transamerica Cayman Global Multifactor Macro, Ltd. and Transamerica Cayman Managed Futures Strategy, Ltd. (each, a “Subsidiary”: collectively, the “Subsidiaries”) are organized under the laws of the Cayman Islands as wholly-owned subsidiaries which act as investment vehicles for Global Multifactor Macro and Managed Futures Strategy, respectively. The principal purpose of investment of the Subsidiaries is to allow the Funds noted above to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies. As of January 31, 2018, each Subsidiary as a percentage of the Funds’ net assets is as follows:

Fund	Subsidiary	Value	Percentage of Net Assets
Global Multifactor Macro	Transamerica Cayman Global Multifactor Macro, Ltd.	$23,827,779	22.55%
Managed Futures Strategy	Transamerica Cayman Managed Futures Strategy, Ltd.	47,870,228	23.17

Transamerica Funds	Page 2	January 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, if any, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

4. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at January 31, 2018, is disclosed within the Security Valuation section of each Fund’s Schedule of Investments or Consolidated Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

Transamerica Funds	Page 3	January 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

4. SECURITY VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETF and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Investment companies: Certain investment companies are valued at the NAV of the underlying funds as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying funds and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Funds	Page 4	January 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

4. SECURITY VALUATION (continued)

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Short-term notes: The Funds normally value short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Government Money Market values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee under the supervision of the Funds’ Board. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

5. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

Transamerica Funds	Page 5	January 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

5. SECURITIES AND OTHER INVESTMENTS (continued)

Each Fund, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Funds that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Funds have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

Unfunded commitments represent the remaining obligation of the Funds to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion.

Fund	Principal Commitment	Unrealized Appreciation (Depreciation)
Floating Rate
DuBois Chemicals, Inc., Delayed Draw Term Loan	$156,667	$1,276
Recess Holdings, Inc., Delayed Draw Term Loan	357,143	2,415
USAGM HoldCo LLC, Delayed Draw Term Loan	500,000	(2,711)

Total	$1,013,810	$980

Unconstrained Bond
ICSH, Inc., Delayed Draw Term Loan	$26,170	$151
Recess Holdings, Inc., Delayed Draw Term Loan	4,691	32

Total	$30,861	$183

Open secured loan participations and assignments at January 31, 2018, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

PIKs held at January 31, 2018, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at January 31, 2018, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Restricted and illiquid securities: The Funds may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at January 31, 2018, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Transamerica Funds	Page 6	January 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

5. SECURITIES AND OTHER INVESTMENTS (continued)

Treasury inflation-protected securities (“TIPS”): Certain Funds may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at January 31, 2018, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Funds may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds engage in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Funds engage in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Funds will segregate with their custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Funds if the other party to the transaction defaults on its obligation to make payment or delivery, and the Funds are delayed or prevented from completing the transaction. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Funds sell a security on a delayed-delivery basis, the Funds do not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities.

When-issued, delayed-delivery, forward and TBA commitment transactions held at January 31, 2018, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. The lending of securities exposes the Funds to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust - Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act.

The value of loaned securities and related collateral outstanding at January 31, 2018, if any, are shown on a gross basis within the Schedule of Investments or Consolidated Schedule of Investments.

Interfund lending: The Funds, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Funds to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of January 31, 2018, the Funds have not utilized the program.

Transamerica Funds	Page 7	January 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Reverse repurchase agreements: The Funds, with the exception of Government Money Market, may enter into reverse repurchase agreements in which the Funds sell portfolio securities and agree to repurchase them from the buyer at a specified date and price. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Pursuant to the terms of the reverse repurchase agreements, the Funds’ custodian must segregate assets with an aggregate market value greater than or equal to 100% of the repurchase price. In periods of increased demand for the security, the Funds may receive a fee for use of the security by the counterparty, which may result in interest income to the Funds. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price. The Funds are subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in the Funds exercising their rights under the agreement, or those rights may be limited by other contractual agreements.

For the period ended January 31, 2018, the Funds’ average borrowings are as follows:

Fund	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Total Return	$81,768,802	92	1.41%

Open reverse repurchase agreements at January 31, 2018, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Sale-buyback: The Funds may enter into sale-buyback financing transactions. The Funds account for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Funds of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Funds forgo principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Funds are compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Funds to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Funds, the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. The Funds’ obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Funds’ forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Funds’ portfolio turnover rates.

For the period ended January 31, 2018, the Funds’ average borrowings are as follows:

Fund	Average Daily Borrowing	Number of Days Outstanding	Weighted Average Interest Rate
Total Return	$6,180,417	89	1.30%

Open sale-buyback financing transactions at January 31, 2018, if any, are identified within the Schedule of Investments or Consolidated Schedule of Investments.

Repurchase agreements: In a repurchase agreement, the Funds purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Transamerica Funds	Page 8	January 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements are subject to netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments or Consolidated Schedule of Investments are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments or Consolidated Schedule of Investments, exceeds the value of each repurchase agreement at January 31, 2018.

Repurchase agreements at January 31, 2018, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Short sales: A short sale is a transaction in which the Funds sell securities they do not own, but have borrowed, in anticipation of a decline in the fair market value of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Funds may be unable to replace borrowed securities sold short.

Open short sale transactions at January 31, 2018, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2018. Funds not listed in the subsequent table do not have secured borrowing transactions.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Bond
Securities Lending Transactions
Convertible Bonds	$1,668,486	$—	$—	$—	$1,668,486
Corporate Debt Securities	4,878,516	—	—	—	4,878,516

Total Securities Lending Transactions	$6,547,002	$—	$—	$—	$6,547,002

Total Borrowings	$6,547,002	$—	$—	$—	$6,547,002

Capital Growth
Securities Lending Transactions
Common Stocks	$36,202,934	$—	$—	$—	$36,202,934

Total Borrowings	$36,202,934	$—	$—	$—	$36,202,934

ClearTrack® 2015
Securities Lending Transactions
Exchange-Traded Funds	$1,802,362	$—	$—	$—	$1,802,362

Total Borrowings	$1,802,362	$—	$—	$—	$1,802,362

ClearTrack® 2020
Securities Lending Transactions
Exchange-Traded Funds	$609,975	$—	$—	$—	$609,975

Total Borrowings	$609,975	$—	$—	$—	$609,975

ClearTrack® 2025
Securities Lending Transactions
Exchange-Traded Funds	$77,325	$—	$—	$—	$77,325

Total Borrowings	$77,325	$—	$—	$—	$77,325

ClearTrack® 2030
Securities Lending Transactions
Exchange-Traded Funds	$1,821,075	$—	$—	$—	$1,821,075

Total Borrowings	$1,821,075	$—	$—	$—	$1,821,075

ClearTrack® 2035
Securities Lending Transactions
Exchange-Traded Funds	$1,294,737	$—	$—	$—	$1,294,737

Total Borrowings	$1,294,737	$—	$—	$—	$1,294,737

Transamerica Funds	Page 9	January 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
ClearTrack® 2040
Securities Lending Transactions
Exchange-Traded Funds	$1,324,200	$—	$—	$—	$1,324,200

Total Borrowings	$1,324,200	$—	$—	$—	$1,324,200

ClearTrack® Retirement Income
Securities Lending Transactions
Exchange-Traded Funds	$2,800,912	$—	$—	$—	$2,800,912

Total Borrowings	$2,800,912	$—	$—	$—	$2,800,912

Concentrated Growth
Securities Lending Transactions
Common Stocks	$3,572,371	$—	$—	$—	$3,572,371

Total Borrowings	$3,572,371	$—	$—	$—	$3,572,371

Core Bond
Securities Lending Transactions
Corporate Debt Securities	$6,234,430	$—	$—	$—	$6,234,430
Foreign Government Obligations	639,920	—	—	—	639,920
U.S. Government Obligations	10,710,504	—	—	—	10,710,504

Total Securities Lending Transactions	$17,584,854	$—	$—	$—	$17,584,854

Total Borrowings	$17,584,854	$—	$—	$—	$17,584,854

Developing Markets Equity
Securities Lending Transactions
Common Stocks	$45,910,583	$—	$—	$—	$45,910,583

Total Borrowings	$45,910,583	$—	$—	$—	$45,910,583

Dynamic Allocation
Securities Lending Transactions
Exchange-Traded Funds	$4,846,218	$—	$—	$—	$4,846,218

Total Borrowings	$4,846,218	$—	$—	$—	$4,846,218

Dynamic Income
Securities Lending Transactions
Exchange-Traded Funds	$30,087,830	$—	$—	$—	$30,087,830
Investment Companies	6,958,019	—	—	—	6,958,019

Total Securities Lending Transactions	$37,045,849	$—	$—	$—	$37,045,849

Total Borrowings	$37,045,849	$—	$—	$—	$37,045,849

Transamerica Funds	Page 10	January 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Emerging Markets Debt
Securities Lending Transactions
Corporate Debt Securities	$33,615,531	$—	$—	$—	$33,615,531
Foreign Government Obligations	27,856,999	—	—	—	27,856,999
Common Stocks	119,743	—	—	—	119,743

Total Securities Lending Transactions	$61,592,273	$—	$—	$—	$61,592,273

Total Borrowings	$61,592,273	$—	$—	$—	$61,592,273

Event Driven
Securities Lending Transactions
Convertible Bonds	$3,196,800	$—	$—	$—	$3,196,800

Total Borrowings	$3,196,800	$—	$—	$—	$3,196,800

Flexible Income
Securities Lending Transactions
Corporate Debt Securities	$21,456,652	$—	$—	$—	$21,456,652

Total Borrowings	$21,456,652	$—	$—	$—	$21,456,652

Floating Rate
Securities Lending Transactions
Corporate Debt Securities	$2,517,939	$—	$—	$—	$2,517,939
Exchange-Traded Funds	974,821	—	—	—	974,821

Total Securities Lending Transactions	$3,492,760	$—	$—	$—	$3,492,760

Total Borrowings	$3,492,760	$—	$—	$—	$3,492,760

Global Equity
Securities Lending Transactions
Common Stocks	$1,763,589	$—	$—	$—	$1,763,589

Total Borrowings	$1,763,589	$—	$—	$—	$1,763,589

Global Real Estate Securities
Securities Lending Transactions
Common Stocks	$337,061	$—	$—	$—	$337,061

Total Borrowings	$337,061	$—	$—	$—	$337,061

Growth
Securities Lending Transactions
Common Stocks	$2,971,530	$—	$—	$—	$2,971,530

Total Borrowings	$2,971,530	$—	$—	$—	$2,971,530

Transamerica Funds	Page 11	January 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
High Quality Bond
Securities Lending Transactions
Corporate Debt Securities	$2,660,140	$—	$—	$—	$2,660,140

Total Borrowings	$2,660,140	$—	$—	$—	$2,660,140

High Yield Bond
Securities Lending Transactions
Corporate Debt Securities	$150,524,870	$—	$—	$—	$150,524,870

Total Borrowings	$150,524,870	$—	$—	$—	$150,524,870

Inflation Opportunities
Securities Lending Transactions
Corporate Debt Securities	$896,945	$—	$—	$—	$896,945

Total Borrowings	$896,945	$—	$—	$—	$896,945

Intermediate Bond
Securities Lending Transactions
Corporate Debt Securities	$16,458,157	$—	$—	$—	$16,458,157
Foreign Government Obligations	7,018,756	—	—	—	7,018,756

Total Securities Lending Transactions	$23,476,913	$—	$—	$—	$23,476,913

Total Borrowings	$23,476,913	$—	$—	$—	$23,476,913

International Equity
Securities Lending Transactions
Common Stocks	$83,631,832	$—	$—	$—	$83,631,832

Total Borrowings	$83,631,832	$—	$—	$—	$83,631,832

International Equity Opportunities
Securities Lending Transactions
Common Stocks	$22,841,186	$—	$—	$—	$22,841,186

Total Borrowings	$22,841,186	$—	$—	$—	$22,841,186

International Small Cap
Securities Lending Transactions
Common Stocks	$13,669,218	$—	$—	$—	$13,669,218

Total Borrowings	$13,669,218	$—	$—	$—	$13,669,218

Transamerica Funds	Page 12	January 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
International Small Cap Value
Securities Lending Transactions
Common Stocks	$8,891,086	$—	$—	$—	$8,891,086

Total Borrowings	$8,891,086	$—	$—	$—	$8,891,086

Large Cap Value
Securities Lending Transactions
Common Stocks	$2,585,405	$—	$—	$—	$2,585,405

Total Borrowings	$2,585,405	$—	$—	$—	$2,585,405

Large Core
Securities Lending Transactions
Common Stocks	$3,626,628	$—	$—	$—	$3,626,628

Total Borrowings	$3,626,628	$—	$—	$—	$3,626,628

Large Growth
Securities Lending Transactions
Common Stocks	$13,311,989	$—	$—	$—	$13,311,989

Total Borrowings	$13,311,989	$—	$—	$—	$13,311,989

Mid Cap Growth
Securities Lending Transactions
Common Stocks	$7,166,884	$—	$—	$—	$7,166,884

Total Borrowings	$7,166,884	$—	$—	$—	$7,166,884

Mid Cap Value
Securities Lending Transactions
Common Stocks	$1,901,334	$—	$—	$—	$1,901,334

Total Borrowings	$1,901,334	$—	$—	$—	$1,901,334

Mid Cap Value Opportunities
Securities Lending Transactions
Common Stocks	$27,774,334	$—	$—	$—	$27,774,334

Total Borrowings	$27,774,334	$—	$—	$—	$27,774,334

MLP & Energy Income
Securities Lending Transactions
Common Stocks	$11,823,807	$—	$—	$—	$11,823,807

Total Borrowings	$11,823,807	$—	$—	$—	$11,823,807

Transamerica Funds	Page 13	January 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Multi-Managed Balanced
Securities Lending Transactions
Common Stocks	$981,833	$—	$—	$—	$981,833
Corporate Debt Securities	3,949,008	—	—	—	3,949,008
Foreign Government Obligations	1,052,380	—	—	—	1,052,380

Total Securities Lending Transactions	$5,983,221	$—	$—	$—	$5,983,221

Total Borrowings	$5,983,221	$—	$—	$—	$5,983,221

Short-Term Bond
Securities Lending Transactions
Corporate Debt Securities	$24,099,435	$—	$—	$—	$24,099,435

Total Borrowings	$24,099,435	$—	$—	$—	$24,099,435

Small Cap Core
Securities Lending Transactions
Common Stocks	$9,324,497	$—	$—	$—	$9,324,497

Total Borrowings	$9,324,497	$—	$—	$—	$9,324,497

Small Cap Growth
Securities Lending Transactions
Common Stocks	$19,366,323	$—	$—	$—	$19,366,323

Total Borrowings	$19,366,323	$—	$—	$—	$19,366,323

Small Cap Value
Securities Lending Transactions
Common Stocks	$17,775,776	$—	$—	$—	$17,775,776

Total Borrowings	$17,775,776	$—	$—	$—	$17,775,776

Small/Mid Cap Value
Securities Lending Transactions
Common Stocks	$38,973,287	$—	$—	$—	$38,973,287

Total Borrowings	$38,973,287	$—	$—	$—	$38,973,287

Strategic High Income
Securities Lending Transactions
Common Stocks	$1,298,890	$—	$—	$—	$1,298,890
Preferred Stocks	228,183	—	—	—	228,183
Corporate Debt Securities	1,943,906	—	—	—	1,943,906

Total Securities Lending Transactions	$3,470,979	$—	$—	$—	$3,470,979

Total Borrowings	$3,470,979	$—	$—	$—	$3,470,979

Transamerica Funds	Page 14	January 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Total Return
Securities Lending Transactions
Corporate Debt Securities	$1,409,477	$—	$—	$—	$1,409,477

Reverse Repurchase Agreements
U.S. Government Obligations	$—	$53,708,952	$27,221,500	$—	$80,930,452
Cash	(65,077)	—	—	—	(65,077)

Total Reverse Repurchase Agreements	$(65,077)	$53,708,952	$27,221,500	$—	$80,865,375

Sale Buy-back Transactions
U.S. Government Obligations	$—	$7,924,472	$—	$—	$7,924,472

Total Borrowings	$1,344,400	$61,633,424	$27,221,500	$—	$90,199,324

Unconstrained Bond
Securities Lending Transactions
Corporate Debt Securities	$8,137,045	$—	$—	$—	$8,137,045

Total Borrowings	$8,137,045	$—	$—	$—	$8,137,045

US Growth
Securities Lending Transactions
Common Stocks	$11,536,026	$—	$—	$—	$11,536,026

Total Borrowings	$11,536,026	$—	$—	$—	$11,536,026

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Funds’ investment objectives allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Funds’ investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Funds’ exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Option contracts: The Funds are subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of High Yield Bond and Government Money Market, may enter into option contracts to manage exposure to various market fluctuations. The Funds may purchase or write call and put options on securities and derivative instruments in which each Fund owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Transamerica Funds	Page 15	January 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Options on exchange-traded funds and/or securities: The Funds may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Funds the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on indices: The Funds may purchase or write options on indices. Purchasing or writing an option on indices gives the Funds the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Options on futures: The Funds may purchase or write options on futures. Purchasing or writing options on futures gives the Funds the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Options on foreign currency: The Funds may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Funds the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Interest rate swaptions: The Funds may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Funds pay premiums, which are treated as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Funds write a covered call or put option, the premium received is marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security or currency at a price different from the current market value.

Open option contracts at January 31, 2018, if any, are included within the Schedule of Investments or Consolidated Schedule of Investments.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Funds and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and LIBOR forward rate to calculate the daily settlement price. The Funds, with the exception of Government Money Market, may enter into credit default, cross-currency, interest rate, total return, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds enter into credit default swap agreements to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Transamerica Funds	Page 16	January 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Certain Funds sell credit default swap agreements, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Funds would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Funds enter into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. Funds with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty, and by the posting of collateral.

Total return swap agreements: The Funds are subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement in the normal course of pursuing their investment objectives. The value of the commodity-linked investments held by the Funds can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting a Fund’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open OTC and centrally cleared swap agreements at January 31, 2018, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at January 31, 2018, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

Forward foreign currency contracts: The Funds are subject to foreign exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds, with the exception of Government Money Market, may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Additionally, Bond and Managed Futures Strategy utilize forward foreign currency contracts for speculative purposes. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at January 31, 2018, if any, are listed within the Schedule of Investments or Consolidated Schedule of Investments.

8. RISK FACTORS

Investing in the Funds may involve certain risks, as discussed in the Funds’ prospectuses, including but not limited to the following:

Transamerica Funds	Page 17	January 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

8. RISK FACTORS (continued)

Arbitrage strategy risk: Securities purchased pursuant to an arbitrage strategy intend to take advantage of a perceived relationship between the values of two or more securities and may not perform as expected.

Emerging market risk: Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. Emerging market securities are often particularly sensitive to market movements because these market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Fixed income risk: The value of fixed income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. When the value of fixed-income securities fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so there is a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Foreign investment risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of investments may decline because of factors affecting a particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

Government money market fund risk: Government Money Market operates as a “government” money market fund under new federal regulations. The Fund continues to use the special pricing and valuation conventions that currently facilitate a stable share price of $1.00, although there is no guarantee that the Fund will be able to maintain a $1.00 share price. The Fund does not currently intend to avail itself of the ability to impose “liquidity fees” and/or “gates” on Fund redemptions, as permitted under the new regulations. However, the Board reserves the right, with notice to shareholders, to change this policy, thereby permitting the Fund to impose such fees and gates in the future.

Growth risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

High-yield debt risk: High-yield debt securities, commonly referred to as “junk bonds,” are securities that are rated below “investment grade” or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events, credit downgrades and negative sentiments.

Inflation-protected security risk: Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.

Master limited partnership (“MLP”) risk: Investments in MLPs involve risks that differ from investments in corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, certain tax risks, and risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on an investment in MLPs. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. The yields for equity and debt securities of MLPs and other issuers in the energy sector are susceptible in the short-term to fluctuations in interest rates and the value of investments in such securities may decline if interest rates rise. The value of an investment in MLPs depends to a significant extent on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet the legal requirements to maintain partnership status, it could be taxed as a corporation and there could be a material decrease in the value of its securities.

Transamerica Funds	Page 18	January 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

8. RISK FACTORS (continued)

Mortgage-related and asset-backed security risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be issued by private issuers, by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Unlike mortgage-related securities issued or guaranteed by agencies of the U.S. government or government-sponsored entities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. The risk of default is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less information available than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, a fund or portfolio may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

Municipal security risk: The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent a fund invests significantly in a single state or in securities the payments on which are dependent upon a single project or source of revenues, or that relate to a sector or industry, a fund will be more susceptible to associated risks and developments. Municipal issuers may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In recent periods an increasing number of municipal issuers have defaulted on obligations, commenced insolvency proceedings, or suffered credit downgrading. Financial difficulties of municipal issuers may continue or worsen.

A fund may invest in municipal securities of issuers in Puerto Rico or other U.S. territories, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than tax-exempt securities issued by other issuers. Like many U.S. states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. Puerto Rico’s downturn was particularly severe, and it continues to face a very challenging economic and fiscal environment. As a result, securities issued by many Puerto Rican issuers have low credit ratings or are on “negative watch” by credit rating organizations, and markets in such securities have been volatile. If the economic situation in Puerto Rico persists or worsens, the volatility and credit quality of Puerto Rican municipal securities could be adversely affected, and the market for such securities may experience continued volatility.

Real estate investment trusts (“REIT”) and real estate risk: Investments in the real estate industry and REITs are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in operating expenses, property taxes or interest rates. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, a fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment.

Small and medium capitalization risk: Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate, and may offer greater potential for losses.

9. FEES AND OTHER AFFILIATED TRANSACTIONS

For the period ended January 31, 2018, the Funds’ transactions in and earnings from investments in affiliates of TAM are as follows. Funds not listed in the subsequent tables do not have secured affiliated transactions.

Transamerica Funds	Page 19	January 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

9. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Asset Allocation - Conservative	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2018	Shares as of January 31, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Arbitrage Strategy Liquidating Trust	$128,670	$—	$—	$—	$4	$128,674	13,251	$—	$—
Transamerica Bond	60,702,787	2,577,201	(2,762,453)	(73,486)	(1,042,369)	59,401,680	6,353,121	976,734	618,201
Transamerica Capital Growth	18,132,978	5,482,784	(6,782,277)	292,935	(3,771,928)	13,354,492	998,094	310,030	4,815,635
Transamerica Concentrated Growth	14,904,218	1,189,817	(3,066,168)	347,539	(244,699)	13,130,707	723,854	113,307	717,735
Transamerica Core Bond	128,733,612	5,895,040	(5,176,533)	(42,891)	(1,861,248)	127,547,980	12,988,593	927,810	—
Transamerica Developing Markets Equity	40,210,235	8,494,995	(6,491,198)	685,871	4,017,764	46,917,667	3,490,898	176,990	—
Transamerica Dividend Focused	46,096,997	4,255,123	(6,818,320)	(837,904)	1,414,645	44,110,541	3,783,065	677,408	2,374,919
Transamerica Emerging Markets Debt	44,187,158	2,168,642	(1,972,480)	(58,931)	742,025	45,066,414	4,056,383	562,403	—
Transamerica Emerging Markets Equity	10,276,946	14,060,675	(2,937,956)	452,439	1,675,888	23,527,992	1,923,793	137,014	—
Transamerica Event Driven	10,568,601	6,092,903	(485,760)	11,551	408,141	16,595,436	1,564,132	183,969	—
Transamerica Flexible Income	22,164,253	602,535	(1,015,680)	(2,576)	(208,492)	21,540,040	2,323,629	220,874	—
Transamerica Floating Rate	50,736,574	1,278,707	(1,643,733)	(8,693)	57,991	50,420,846	5,052,189	532,031	—
Transamerica Global Allocation Liquidating Trust	44,856	—	—	—	662	45,518	7,891	—	—
Transamerica Global Multifactor Macro	12,660,553	482,857	(2,212,281)	(329,183)	421,966	11,023,912	1,215,426	470,471	—
Transamerica Growth	26,990,433	6,952,704	(13,704,863)	4,061,713	(8,269,489)	16,030,498	1,416,122	20,371	6,494,378
Transamerica High Yield Bond	441	4	(442)	(1)	(2)	—	—	5	—
Transamerica Inflation Opportunities	46,617,598	945,081	(2,173,653)	(21,059)	114,896	45,482,863	4,516,670	236,513	—
Transamerica Intermediate Bond	96,523,248	4,241,750	(3,876,266)	(29,840)	(1,270,044)	95,588,848	9,501,874	594,341	—
Transamerica International Equity	52,427,764	7,053,376	(7,937,999)	718,530	2,057,935	54,319,606	2,647,154	1,669,495	—
Transamerica International Equity Opportunities	23,945,786	2,890,715	(3,543,448)	344,195	909,306	24,546,554	2,594,773	401,299	—
Transamerica International Small Cap	13,585,215	2,610,584	(2,016,742)	(528,653)	568,286	14,218,690	2,081,799	321,555	839,051
Transamerica International Small Cap Value	12,129,052	1,638,165	(1,840,819)	270,075	679,438	12,875,911	875,912	388,451	—
Transamerica Large Cap Value	50,154,737	5,810,525	(20,204,593)	3,387,184	(5,601,436)	33,546,417	2,586,462	1,723,268	3,150,794
Transamerica Managed Futures Strategy	25,110,638	2,429,138	(1,246,294)	(288,058)	1,613,183	27,618,607	3,380,491	4,203	—
Transamerica Mid Cap Value	9,431,825	1,031,012	(2,778,123)	339,187	(607,182)	7,416,719	450,317	82,466	743,562
Transamerica Mid Cap Value Opportunities	4,173,283	397,340	(1,252,062)	153,914	(162,939)	3,309,536	278,580	44,394	260,817
Transamerica MLP & Energy Income	11,976,658	173,384	(848,853)	(76,901)	584,014	11,808,302	1,533,546	156,514	—
Transamerica Multi-Cap Growth	12,691,067	2,088,183	(770,347)	(31,221)	766,375	14,744,057	1,755,245	363,286	229,052
Transamerica Short-Term Bond	66,345,227	2,164,751	(3,105,920)	(3,132)	(453,122)	64,947,804	6,514,323	358,562	—
Transamerica Small Cap Core	4,837,411	314,885	(1,439,589)	230,209	(204,004)	3,738,912	316,321	85,386	123,906
Transamerica Small Cap Growth	2,596,246	282,178	(746,338)	(336,365)	200,328	1,996,049	295,274	—	226,302
Transamerica Small Cap Value	4,853,236	297,143	(1,391,086)	354,394	(349,032)	3,764,655	311,644	19,752	173,083
Transamerica Small Company Growth Liquidating Trust	950	—	—	—	—	950	1,529	—	—
Transamerica Total Return	162,479,972	6,659,126	(6,466,986)	(41,321)	(2,295,219)	160,335,572	15,827,796	760,405	—
Transamerica US Growth	17,551,519	2,122,958	(4,301,381)	2,330,707	(2,234,065)	15,469,738	730,394	269,813	1,435,189

Total	$1,103,970,744	$102,684,281	$(121,010,643)	$11,270,228	$(12,342,423)	$1,084,572,187	102,110,545	$12,789,120	$22,202,624

Transamerica Funds	Page 20	January 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

9. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Asset Allocation - Growth	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2018	Shares as of January 31, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Capital Growth	$68,401,098	$21,723,278	$(23,931,970)	$3,042,559	$(16,209,013)	$53,025,952	3,963,076	$1,179,438	$18,319,983
Transamerica Concentrated Growth	56,177,260	5,405,097	(9,877,719)	1,121,416	(719,285)	52,106,769	2,872,479	431,275	2,731,901
Transamerica Developing Markets Equity	159,315,874	46,231,121	(17,551,212)	2,687,053	17,010,082	207,692,918	15,453,342	715,876	—
Transamerica Dividend Focused	162,304,645	18,550,549	(8,244,593)	(728,441)	2,902,546	174,784,706	14,990,112	2,449,403	8,587,333
Transamerica Emerging Markets Equity	60,956,204	18,381,792	(6,763,895)	730,593	6,884,613	80,189,307	6,556,771	649,998	—
Transamerica Event Driven	23,000,389	10,502,712	(644,388)	15,882	792,165	33,666,760	3,173,116	382,578	—
Transamerica Global Allocation Liquidating Trust	29,269	—	—	—	431	29,700	5,149	—	—
Transamerica Global Multifactor Macro	22,276,435	3,516,602	(660,634)	(46,868)	362,249	25,447,784	2,805,709	870,215	—
Transamerica Global Real Estate Securities	4,749,417	135,471	(178,696)	30,858	79,174	4,816,224	334,692	135,471	—
Transamerica Growth	102,827,273	27,687,147	(50,475,597)	13,031,175	(29,110,784)	63,959,214	5,650,107	78,134	24,908,780
Transamerica International Equity	159,591,565	43,417,311	(17,238,050)	2,946,020	6,260,712	194,977,558	9,501,830	5,261,637	—
Transamerica International Equity Opportunities	90,283,997	24,219,500	(9,600,278)	902,655	4,279,901	110,085,775	11,636,974	1,570,383	—
Transamerica International Small Cap	42,110,382	14,106,204	(4,464,635)	(941,245)	1,189,119	51,999,825	7,613,444	1,032,208	2,693,388
Transamerica International Small Cap Value	47,766,890	13,104,321	(5,164,829)	655,910	3,333,037	59,695,329	4,060,907	1,583,119	—
Transamerica Large Cap Value	184,554,822	24,000,054	(65,967,025)	2,215,068	(10,392,531)	134,410,388	10,363,176	6,436,979	11,769,259
Transamerica Managed Futures Strategy	39,221,747	3,138,089	(1,939,788)	(494,417)	2,468,113	42,393,744	5,188,953	6,428	—
Transamerica Mid Cap Value	64,466,186	8,199,246	(14,350,867)	3,438,431	(5,293,350)	56,459,646	3,428,030	575,803	5,191,781
Transamerica Mid Cap Value Opportunities	25,285,436	2,864,551	(5,597,574)	697,008	(765,983)	22,483,438	1,892,545	275,174	1,616,650
Transamerica MLP & Energy Income	63,538,694	837,529	(3,059,492)	(253,408)	2,969,423	64,032,746	8,315,941	837,529	—
Transamerica Multi-Cap Growth	33,139,084	23,706,872	(1,386,247)	(36,573)	2,403,185	57,826,321	6,884,086	1,069,752	674,480
Transamerica Small Cap Core	3,402,519	282,363	(709,869)	114,211	(99,494)	2,989,730	252,938	61,650	89,460
Transamerica Small Cap Growth	17,009,349	2,156,084	(3,625,271)	(1,647,504)	732,659	14,625,317	2,163,508	—	1,515,401
Transamerica Small Cap Value	37,587,472	2,938,809	(7,951,025)	1,285,187	(1,214,251)	32,646,192	2,702,499	156,486	1,371,301
Transamerica Small Company Growth Liquidating Trust	3,175	—	—	—	1	3,176	5,111	—	—
Transamerica US Growth	66,673,941	9,141,048	(14,839,431)	7,714,426	(7,312,957)	61,377,027	2,897,877	1,033,022	5,494,849

Total	$1,534,673,123	$324,245,750	$(274,223,085)	$36,479,996	$(19,450,238)	$1,601,725,546	132,712,372	$26,792,558	$84,964,566

Transamerica Funds	Page 21	January 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

9. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Asset Allocation - Moderate Growth	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2018	Shares as of January 31, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Arbitrage Strategy Liquidating Trust	$420,185	$—	$—	$—	$13	$420,198	43,273	$—	$—
Transamerica Bond	48,970,963	1,561,770	(1,796,572)	(122,851)	(777,322)	47,835,988	5,116,148	787,290	498,297
Transamerica Capital Growth	85,461,447	26,414,081	(28,413,903)	3,792,912	(20,229,470)	67,025,067	5,009,347	1,478,825	22,970,310
Transamerica Concentrated Growth	69,170,088	5,904,304	(9,789,240)	1,104,066	(576,518)	65,812,700	3,628,043	535,053	3,389,275
Transamerica Core Bond	134,044,560	9,746,844	(3,978,798)	(34,912)	(1,937,959)	137,839,735	14,036,633	965,208	—
Transamerica Developing Markets Equity	183,239,250	56,243,992	(23,801,550)	2,909,778	19,969,247	238,560,717	17,750,053	826,344	—
Transamerica Dividend Focused	212,605,028	20,996,739	(15,540,455)	1,937,685	855,820	220,854,817	18,941,236	3,186,411	11,171,202
Transamerica Emerging Markets Debt	78,884,630	5,302,730	(2,831,249)	(82,614)	1,313,111	82,586,608	7,433,538	1,007,218	—
Transamerica Emerging Markets Equity	86,003,440	27,390,206	(11,241,837)	1,264,590	9,582,945	112,999,344	9,239,521	920,446	—
Transamerica Event Driven	20,651,584	19,687,738	(771,304)	18,914	957,845	40,544,777	3,821,374	390,101	—
Transamerica Flexible Income	36,777,282	642,659	(1,354,484)	(11,857)	(337,971)	35,715,629	3,852,819	365,880	—
Transamerica Floating Rate	68,974,583	924,123	(1,627,262)	(8,669)	74,980	68,337,755	6,847,470	722,103	—
Transamerica Global Allocation Liquidating Trust	195,645	—	—	—	2,888	198,533	34,418	—	—
Transamerica Global Multifactor Macro	38,957,870	1,379,610	(13,564,935)	(2,172,238)	2,196,478	26,796,785	2,954,442	1,379,610	—
Transamerica Global Real Estate Securities	11,947,130	340,781	(432,683)	76,086	200,942	12,132,256	843,103	340,781	—
Transamerica Growth	127,434,359	33,476,862	(60,162,773)	11,286,800	(31,192,554)	80,842,694	7,141,581	97,222	30,993,675
Transamerica Inflation Opportunities	32,874,879	171,702	(1,232,204)	(14,176)	79,928	31,880,129	3,165,852	166,471	—
Transamerica Intermediate Bond	103,800,588	7,046,806	(3,028,778)	(20,124)	(1,371,203)	106,427,289	10,579,253	638,704	—
Transamerica International Equity	229,508,402	50,326,695	(27,858,710)	2,003,444	10,826,428	264,806,259	12,904,788	7,470,118	—
Transamerica International Equity Opportunities	107,258,659	23,122,096	(12,834,042)	1,214,316	4,751,499	123,512,528	13,056,293	1,841,712	—
Transamerica International Small Cap	55,854,628	15,734,606	(6,674,782)	(1,000,494)	1,267,516	65,181,474	9,543,408	1,351,840	3,527,416
Transamerica International Small Cap Value	64,017,982	14,188,708	(7,804,673)	1,007,384	4,213,425	75,622,826	5,144,410	2,095,098	—
Transamerica Large Cap Value	237,728,699	28,501,057	(86,068,452)	9,441,472	(19,958,706)	169,644,070	13,079,728	8,268,991	15,118,876
Transamerica Managed Futures Strategy	42,779,149	23,889,769	(1,721,324)	(433,076)	3,299,190	67,813,708	8,300,331	7,996	—
Transamerica Mid Cap Value	89,806,863	10,316,042	(20,795,134)	7,515,542	(10,093,710)	76,749,603	4,659,964	799,130	7,205,424
Transamerica Mid Cap Value Opportunities	37,398,837	3,769,105	(8,621,657)	1,075,955	(1,175,334)	32,446,906	2,731,221	405,436	2,381,940
Transamerica MLP & Energy Income	78,985,158	1,039,027	(3,941,174)	(331,541)	3,691,246	79,442,716	10,317,236	1,039,027	—
Transamerica Multi-Cap Growth	56,431,688	16,045,668	(2,436,190)	(58,460)	3,504,911	73,487,617	8,748,526	1,666,555	1,050,764
Transamerica Short-Term Bond	35,279,476	2,769,032	(1,326,266)	(11,879)	(230,663)	36,479,700	3,658,947	190,599	—
Transamerica Small Cap Core	13,374,957	943,232	(2,920,850)	468,927	(409,100)	11,457,166	969,303	241,294	350,146
Transamerica Small Cap Growth	12,259,790	1,403,225	(2,721,825)	(1,188,586)	532,293	10,284,897	1,521,435	—	1,088,130

Transamerica Funds	Page 22	January 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

9. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Asset Allocation - Moderate Growth (continued)	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2018	Shares as of January 31, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Small Cap Value	$26,893,177	$1,777,672	$(5,930,527)	$956,778	$(909,205)	$22,787,895	1,886,415	$111,532	$977,366
Transamerica Small Company Growth Liquidating Trust	2,894	—	—	—	1	2,895	4,660	—	—
Transamerica Total Return	163,099,339	11,232,372	(4,768,914)	(78,211)	(2,266,959)	167,217,627	16,507,170	763,479	—
Transamerica US Growth	83,505,370	10,511,940	(17,048,835)	9,277,426	(8,731,615)	77,514,286	3,659,787	1,298,333	6,906,099

Total	$2,674,598,579	$432,801,193	$(393,041,382)	$49,782,387	$(32,877,583)	$2,731,263,194	237,131,726	$41,358,807	$107,628,920

Asset Allocation - Moderate	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2018	Shares as of January 31, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Arbitrage Strategy Liquidating Trust	$275,475	$—	$—	$—	$9	$275,484	28,370	$—	$—
Transamerica Bond	75,448,592	2,960,837	(2,744,444)	(99,764)	(1,287,427)	74,277,794	7,944,149	1,214,325	768,580
Transamerica Capital Growth	43,926,396	13,187,781	(14,051,782)	2,090,044	(10,521,504)	34,630,935	2,588,261	761,546	11,828,943
Transamerica Concentrated Growth	39,759,929	2,807,573	(8,822,331)	1,006,861	(745,642)	34,006,390	1,874,663	300,696	1,904,747
Transamerica Core Bond	175,426,204	9,800,831	(5,565,122)	(49,501)	(2,550,924)	177,061,488	18,030,701	1,266,405	—
Transamerica Developing Markets Equity	102,311,058	23,620,654	(13,678,084)	1,686,972	10,476,031	124,416,631	9,257,190	452,788	—
Transamerica Dividend Focused	111,416,402	9,527,788	(8,314,713)	(970,820)	2,449,505	114,108,162	9,786,292	1,666,511	5,842,602
Transamerica Emerging Markets Debt	72,210,862	3,785,321	(2,578,114)	(72,908)	1,193,114	74,538,275	6,709,116	919,301	—
Transamerica Emerging Markets Equity	44,787,222	10,439,819	(5,997,652)	652,732	4,695,131	54,577,252	4,462,572	469,345	—
Transamerica Event Driven	16,784,029	12,802,180	(623,738)	15,288	715,298	29,693,057	2,798,592	304,461	—
Transamerica Flexible Income	52,048,121	1,248,068	(1,912,794)	(6,021)	(490,081)	50,887,293	5,489,460	519,125	—
Transamerica Floating Rate	72,618,956	1,620,440	(1,857,351)	(9,856)	81,362	72,453,551	7,259,875	762,034	—
Transamerica Global Allocation Liquidating Trust	121,446	—	—	—	1,792	123,238	21,365	—	—
Transamerica Global Multifactor Macro	27,419,666	977,695	(8,770,535)	(1,405,097)	1,452,389	19,674,118	2,169,142	977,695	—
Transamerica Growth	64,571,748	16,534,416	(29,298,369)	4,970,228	(15,033,629)	41,744,394	3,687,667	49,437	15,760,131
Transamerica High Yield Bond	1,534	14	(1,538)	(4)	(6)	—	—	17	—
Transamerica Inflation Opportunities	47,658,649	811,520	(1,781,116)	(17,195)	112,540	46,784,398	4,645,918	241,972	—
Transamerica Intermediate Bond	133,955,758	7,092,667	(4,234,483)	(34,006)	(1,775,529)	135,004,407	13,419,921	826,596	—
Transamerica International Equity	124,871,187	24,613,531	(16,116,166)	1,304,567	5,585,295	140,258,414	6,835,205	4,040,079	—
Transamerica International Equity Opportunities	54,809,124	10,011,483	(6,918,424)	670,105	2,318,260	60,890,548	6,436,633	933,137	—
Transamerica International Small Cap	30,150,584	7,693,697	(3,821,892)	(619,469)	748,712	34,151,632	5,000,239	724,805	1,891,269
Transamerica International Small Cap Value	32,465,268	6,413,770	(4,201,778)	611,507	2,008,623	37,297,390	2,537,237	1,055,926	—
Transamerica Large Cap Value	122,572,808	13,617,261	(43,315,673)	860,777	(6,254,134)	87,481,039	6,744,876	4,265,936	7,799,763
Transamerica Managed Futures Strategy	33,482,018	15,384,313	(1,337,570)	(354,818)	2,497,776	49,671,719	6,079,770	6,115	—
Transamerica Mid Cap Value	41,718,064	4,325,290	(9,916,395)	4,339,965	(5,529,457)	34,937,467	2,121,279	369,992	3,336,067
Transamerica Mid Cap Value Opportunities	17,885,945	1,596,076	(4,325,862)	541,908	(586,205)	15,111,862	1,272,042	193,015	1,133,961
Transamerica MLP & Energy Income	38,456,375	504,594	(2,002,889)	(177,045)	1,809,443	38,590,478	5,011,750	504,594	—

Transamerica Funds	Page 23	January 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

9. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Asset Allocation - Moderate (continued)	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2018	Shares as of January 31, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Multi-Cap Growth	$30,917,780	$6,642,959	$(1,386,082)	$(7,377)	$1,855,555	$38,022,835	4,526,528	$900,383	$567,692
Transamerica Short-Term Bond	62,052,334	2,804,083	(2,335,549)	26,146	(453,455)	62,093,559	6,228,040	335,751	—
Transamerica Small Cap Core	7,951,903	467,163	(1,915,864)	308,008	(269,524)	6,541,686	553,442	142,357	206,577
Transamerica Small Cap Growth	7,474,165	769,605	(1,756,162)	(796,781)	399,893	6,090,720	900,994	—	659,774
Transamerica Small Cap Value	16,205,863	891,455	(3,737,375)	621,074	(592,729)	13,388,288	1,108,302	66,915	586,385
Transamerica Small Company Growth Liquidating Trust	1,793	—	—	—	1	1,794	2,887	—	—
Transamerica Total Return	218,246,322	10,963,810	(6,888,831)	(10,913)	(3,136,230)	219,174,158	21,636,146	1,021,665	—
Transamerica US Growth	41,778,221	4,839,642	(6,931,280)	4,076,904	(3,749,927)	40,013,560	1,889,214	654,944	3,483,777

Total	$1,961,781,801	$228,756,336	$(227,139,958)	$19,151,511	$(14,575,674)	$1,967,974,016	179,057,838	$25,947,868	$55,770,268

Asset Allocation Intermediate Horizon	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2018	Shares as of January 31, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Government Money Market	$571,542	$26,970,292	$(26,960,828)	$—	$—	$581,006	581,006	$1,567	$—
Transamerica High Quality Bond	36,828,042	479,021	(1,492,238)	(55,899)	(233,688)	35,525,238	3,592,036	174,379	—
Transamerica High Yield Bond	28,241,746	625,550	(1,145,028)	(51,723)	(187,295)	27,483,250	2,939,385	397,069	—
Transamerica Inflation-Protected Securities	51,025,807	589,061	(2,080,485)	10,979	95,807	49,641,169	4,969,086	90,415	—
Transamerica Intermediate Bond	110,054,558	1,585,431	(4,462,402)	43,329	(1,510,614)	105,710,302	10,487,133	671,507	—
Transamerica International Equity	47,810,455	1,642,753	(2,001,230)	110,048	2,502,875	50,064,901	2,424,450	1,185,792	—
Transamerica Large Growth	62,115,806	3,097,051	(7,135,192)	1,605,071	3,253,729	62,936,465	4,987,042	271,085	2,330,922
Transamerica Large Value Opportunities	57,354,732	1,667,560	(2,436,288)	799,896	2,815,720	60,201,620	5,285,480	231,771	940,746
Transamerica Mid Cap Growth	13,458,529	373,606	(571,427)	41,482	963,485	14,265,675	926,343	43,904	215,461
Transamerica Mid Cap Value Opportunities	12,156,291	1,022,504	(515,785)	69,391	(74,512)	12,657,889	1,061,013	92,472	815,791
Transamerica Small Cap Growth	13,044,643	1,332,161	(538,594)	33,648	(762,611)	13,109,247	1,936,373	—	1,217,921
Transamerica Small Cap Value	13,142,082	654,588	(541,862)	100,797	(24,546)	13,331,059	1,100,831	37,572	502,776

Total	$445,804,233	$40,039,578	$(49,881,359)	$2,707,019	$6,838,350	$445,507,821	40,290,178	$3,197,533	$6,023,617

Asset Allocation Long Horizon	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2018	Shares as of January 31, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Government Money Market	$467,594	$22,641,251	$(22,589,332)	$—	$—	$519,513	519,513	$1,129	$—
Transamerica High Quality Bond	1,288,628	26,517	(78,577)	(2,147)	(7,988)	1,226,433	124,007	6,120	—
Transamerica High Yield Bond	5,264,029	155,464	(321,023)	(8,344)	(35,994)	5,054,132	540,549	73,874	—
Transamerica Inflation-Protected Securities	8,509,352	149,745	(522,157)	(2,488)	20,451	8,154,903	816,307	15,121	—
Transamerica Intermediate Bond	10,422,277	226,491	(635,891)	(13,898)	(124,563)	9,874,416	979,605	63,311	—
Transamerica International Equity	61,131,357	2,499,774	(3,844,327)	345,709	2,989,272	63,121,785	3,056,745	1,520,694	—
Transamerica Large Growth	59,616,192	3,191,419	(7,808,748)	2,150,746	2,243,236	59,392,845	4,706,248	243,239	2,091,484

Transamerica Funds	Page 24	January 31, 2018 Form N-Q

NOTES TO SCHEDULES OF INVESTMENTS (continued)

At January 31, 2018

(unaudited)

9. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Asset Allocation Long Horizon (continued)	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2018	Shares as of January 31, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Large Value Opportunities	$52,115,346	$1,925,229	$(3,328,065)	$1,468,110	$1,806,150	$53,986,770	4,739,839	$211,216	$857,317
Transamerica Mid Cap Growth	14,977,770	534,304	(955,055)	45,242	1,070,819	15,673,080	1,017,732	49,011	240,523
Transamerica Mid Cap Value Opportunities	13,978,291	1,292,681	(898,305)	177,772	(189,952)	14,360,487	1,203,729	106,690	941,221
Transamerica Small Cap Growth	15,172,785	1,665,612	(943,556)	108,368	(961,739)	15,041,470	2,221,783	—	1,420,842
Transamerica Small Cap Value	15,674,015	891,088	(965,116)	396,918	(313,855)	15,683,050	1,295,050	44,940	601,378

Total	$258,617,636	$35,199,575	$(42,890,152)	$4,665,988	$6,495,837	$262,088,884	21,221,107	$2,335,345	$6,152,765

Asset Allocation Short Horizon	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2018	Shares as of January 31, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Government Money Market	$380,432	$13,239,240	$(13,182,214)	$—	$—	$437,458	437,458	$861	$—
Transamerica High Quality Bond	31,408,730	375,216	(1,571,992)	(87,178)	(158,473)	29,966,303	3,029,960	147,732	—
Transamerica High Yield Bond	20,066,772	414,743	(1,002,337)	(47,761)	(122,509)	19,308,908	2,065,124	280,927	—
Transamerica Inflation-Protected Securities	29,205,256	276,228	(1,468,315)	(135,291)	196,166	28,074,044	2,810,215	51,419	—
Transamerica Intermediate Bond	87,073,278	1,144,565	(4,352,584)	(184,961)	(970,547)	82,709,751	8,205,332	529,019	—
Transamerica International Equity	4,317,814	126,048	(794,509)	91,546	130,737	3,871,636	187,488	99,284	—
Transamerica Large Growth	6,332,354	287,536	(1,161,874)	222,438	241,149	5,921,603	469,224	25,774	221,618
Transamerica Large Value Opportunities	6,160,653	165,215	(756,171)	262,033	120,261	5,951,991	522,563	24,722	100,349
Transamerica Small Cap Core	3,977,784	171,371	(204,841)	62,339	(10,677)	3,995,976	334,391	35,849	108,760

Total	$188,923,073	$16,200,162	$(24,494,837)	$183,165	$(573,893)	$180,237,670	18,061,755	$1,195,587	$430,727

Multi-Manager Alternative Strategies	Value October 31, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2018	Shares as of January 31, 2018	Dividend Income	Net Capital Gain Distributions
Transamerica Arbitrage Strategy Liquidating Trust	$220,311	$—	$—	$—	$7	$220,318	22,689	$—	$—
Transamerica Core Bond	3,276,956	23,629	(200,000)	(200)	(47,075)	3,053,310	310,928	23,627	—
Transamerica Developing Markets Equity	3,037,995	866,530	(600,000)	40,188	344,047	3,688,760	274,461	16,530	—
Transamerica Emerging Markets Debt	11,054,563	139,312	(650,000)	17,083	150,460	10,711,418	964,124	139,312	—
Transamerica Emerging Markets Equity	2,974,741	888,472	(600,000)	32,080	341,576	3,636,869	297,373	38,473	—
Transamerica Event Driven	18,292,366	274,076	(1,500,000)	58,244	462,245	17,586,931	1,657,581	274,076	—
Transamerica Global Multifactor Macro	21,852,139	837,632	(1,500,000)	(181,991)	452,749	21,460,529	2,366,100	837,630	—
Transamerica Global Real Estate Securities	5,615,281	115,169	(1,900,000)	461,077	(328,237)	3,963,290	275,420	115,169	—
Transamerica High Yield Bond	9,824,839	137,210	(450,000)	(2,666)	(91,521)	9,417,862	1,008,336	137,211	—
Transamerica Inflation Opportunities	16,318,435	82,323	(650,000)	3,532	28,582	15,782,872	1,567,316	82,324	—
Transamerica Long/Short Strategy	17,525,621	1,571,478	(1,300,000)	(178,724)	(936,234)	16,682,141	2,639,579	—	1,571,478
Transamerica Managed Futures Strategy	17,294,595	2,769	(1,700,000)	(369,243)	1,215,023	16,443,144	2,012,625	2,769	—
Transamerica MLP & Energy Income	4,327,108	58,516	—	—	190,079	4,575,703	594,247	58,516	—
Transamerica Unconstrained Bond	29,442,474	225,524	(1,300,000)	23,482	114,822	28,506,302	2,781,103	224,688	836

Total	$161,057,424	$5,222,640	$(12,350,000)	$(97,138)	$1,896,523	$155,729,449	16,771,882	$1,950,325	$1,572,314

10. NEW ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities”. ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implication, if any, of the additional requirements and its impact on the Funds’ financial statements.

11. SUBSEQUENT EVENT

The Board approved a new investment sub-advisory agreement with Greystone Managed Investments, Inc. and a fund name change from Transamerica International Equity Opportunities to Transamerica International Growth. These changes will take effect on or around March 1, 2018.

Management has evaluated subsequent events through the date of issuance of this report, and determined that no other material events or transactions would require recognition or disclosure in the Funds’ report.

Transamerica Funds	Page 25	January 31, 2018 Form N-Q

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and concluded that the Registrant’s disclosure control and procedures were effective as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	March 27, 2018

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer
(Principal Financial Officer)
Date:	March 27, 2018